UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® International Small Cap Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® International Small Cap Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	20.1%
United Kingdom	15.0%
United States of America*	5.6%
Canada	5.0%
Australia	4.9%
Cayman Islands	3.7%
France	3.5%
Austria	3.3%
Finland	3.0%
Other	35.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	22.1%
United Kingdom	13.5%
United States of America*	6.0%
Canada	5.2%
Australia	4.3%
Cayman Islands	4.0%
France	3.6%
Switzerland	2.9%
Finland	2.8%
Other	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	94.8
Short-Term Investments and Net Other Assets (Liabilities)	5.2	5.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Micro Focus International PLC (United Kingdom, Software)	1.2	1.2
S Foods, Inc. (Japan, Food Products)	0.9	0.9
IWG PLC (Bailiwick of Jersey, Commercial Services & Supplies)	0.9	0.6
JSR Corp. (Japan, Chemicals)	0.9	1.0
GUD Holdings Ltd. (Australia, Household Durables)	0.8	0.8
Kaken Pharmaceutical Co. Ltd. (Japan, Pharmaceuticals)	0.8	0.8
Paysafe Group PLC (Isle of Man, IT Services)	0.8	0.6
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	0.8	0.8
Frutarom Industries Ltd. (Israel, Chemicals)	0.8	0.9
SITC International Holdings Co. Ltd. (Cayman Islands, Marine)	0.8	0.8
	8.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.3	18.4
Consumer Discretionary	17.2	16.2
Financials	12.7	13.9
Materials	9.8	9.7
Information Technology	9.3	9.7
Consumer Staples	8.8	8.4
Health Care	8.6	9.5
Real Estate	6.1	4.8
Energy	3.7	3.9
Utilities	0.3	0.3

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 4.9%
Asaleo Care Ltd.	3,943,545	$5,300,503
Aub Group Ltd.	616,464	5,566,995
Austal Ltd.	3,190,191	4,096,818
Challenger Ltd.	517,919	5,126,951
GUD Holdings Ltd.	1,209,665	11,268,117
Imdex Ltd. (a)	15,092,652	7,006,854
Life Healthcare Group Ltd.	2,135,290	3,421,657
Nanosonics Ltd. (a)	1,806,209	4,273,866
Pact Group Holdings Ltd.	1,183,938	6,250,056
Programmed Maintenance Services Ltd.	4,927,825	6,346,723
Servcorp Ltd.	861,308	3,798,740
SomnoMed Ltd. (a)(b)	992,506	2,199,838

TOTAL AUSTRALIA		64,657,118

Austria - 3.3%
Andritz AG	145,932	8,070,588
Buwog-Gemeinnuetzige Wohnung	341,791	9,229,638
IMMOFINANZ Immobilien Anlagen AG (b)	4,183,443	8,703,917
Palfinger AG (a)	33,893	1,384,117
RHI AG	308,031	8,975,646
Wienerberger AG	314,200	7,358,548

TOTAL AUSTRIA		43,722,454

Bailiwick of Jersey - 0.9%
IWG PLC	2,779,200	11,695,165
Belgium - 0.5%
Barco NV	67,583	6,655,818
Bermuda - 1.4%
BW Offshore Ltd. (a)	1,659,938	4,272,610
Hiscox Ltd.	492,381	7,219,125
Petra Diamonds Ltd. (a)	4,358,474	7,321,689

TOTAL BERMUDA		18,813,424

Brazil - 0.3%
MAHLE Metal Leve SA	662,300	4,217,036
British Virgin Islands - 0.3%
Gem Diamonds Ltd.	3,674,562	4,176,279
Canada - 5.0%
AutoCanada, Inc. (b)	382,084	6,572,164
Dorel Industries, Inc. Class B (sub. vtg.)	195,603	4,700,032
Genesis Land Development Corp.	1,872,122	4,388,697
Lassonde Industries, Inc. Class A (sub. vtg.)	44,669	7,813,353
McCoy Global, Inc. (a)	1,341,870	1,916,887
North West Co., Inc.	279,700	6,597,810
Open Text Corp.	272,096	9,434,309
ShawCor Ltd. Class A	164,385	4,124,527
TransForce, Inc.	261,000	5,682,517
Western Forest Products, Inc.	4,516,800	7,114,113
Whitecap Resources, Inc. (b)	1,131,353	8,006,205

TOTAL CANADA		66,350,614

Cayman Islands - 3.7%
AMVIG Holdings Ltd.	17,298,000	5,782,049
Best Pacific International Holdings Ltd.	5,304,000	4,657,327
China High Precision Automation Group Ltd. (a)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Greatview Aseptic Pack Co. Ltd.	6,561,000	3,399,285
Haitian International Holdings Ltd.	2,703,000	6,623,407
Lifestyle International Holdings Ltd.	3,561,000	5,081,682
Pico Far East Holdings Ltd.	18,482,000	7,484,659
SITC International Holdings Co. Ltd.	14,414,000	10,321,724
Value Partners Group Ltd. (b)	6,679,000	6,182,391

TOTAL CAYMAN ISLANDS		49,532,526

Chile - 0.7%
Quinenco SA	2,156,335	5,857,666
Vina San Pedro SA	394,698,308	3,844,051

TOTAL CHILE		9,701,717

China - 0.5%
Qingdao Port International Co. Ltd.	11,307,000	6,018,112
Denmark - 1.2%
Jyske Bank A/S (Reg.)	156,703	8,374,170
Scandinavian Tobacco Group A/S	401,913	7,016,150

TOTAL DENMARK		15,390,320

Finland - 3.0%
Amer Group PLC (A Shares) (b)	386,245	8,561,991
Asiakastieto Group Oyj	376,423	7,368,375
Cramo Oyj (B Shares)	233,810	6,079,432
Olvi PLC (A Shares)	180,338	5,578,958
Oriola-KD Oyj	1,700,800	7,169,877
Tikkurila Oyj	285,646	5,663,006

TOTAL FINLAND		40,421,639

France - 3.5%
Altarea SCA	37,300	7,522,809
Maisons du Monde SA	175,000	6,073,392
Rexel SA	358,500	6,404,430
The Lisi Group	94,909	3,721,837
The Vicat Group	124,556	8,861,186
Thermador Groupe SA	47,752	4,805,782
Wendel SA	66,635	9,338,125

TOTAL FRANCE		46,727,561

Germany - 1.9%
Axel Springer Verlag AG	165,400	9,280,568
CompuGroup Medical AG	133,049	6,550,848
mutares AG	188,600	2,876,188
SHW Group	171,439	6,013,302

TOTAL GERMANY		24,720,906

Greece - 0.5%
Metka Industrial-Construction	946,716	7,218,804
Hong Kong - 2.6%
Dah Sing Banking Group Ltd.	4,430,800	8,909,050
Far East Horizon Ltd.	6,811,000	6,269,551
Magnificent Hotel Investment Ltd.	160,416,000	3,897,822
Sino Land Ltd.	4,832,440	8,188,312
Techtronic Industries Co. Ltd.	1,607,500	6,902,556

TOTAL HONG KONG		34,167,291

India - 0.5%
Edelweiss Financial Services Ltd.	1,069,635	2,789,303
Torrent Pharmaceuticals Ltd. (a)	201,745	4,452,103

TOTAL INDIA		7,241,406

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	71,443,900	5,011,632
PT Media Nusantara Citra Tbk	34,093,000	4,667,996

TOTAL INDONESIA		9,679,628

Ireland - 2.0%
C&C Group PLC	911,912	3,761,800
Mincon Group PLC	5,972,545	6,766,129
Origin Enterprises PLC	866,600	7,032,706
United Drug PLC (United Kingdom)	989,149	9,570,159

TOTAL IRELAND		27,130,794

Isle of Man - 0.8%
Paysafe Group PLC (a)	1,820,600	10,703,149
Israel - 0.8%
Frutarom Industries Ltd.	177,789	10,450,958
Italy - 1.4%
Banca Generali SpA	247,100	7,103,292
Banco di Desio e della Brianza SpA	1,862,695	5,092,874
Recordati SpA	169,661	6,285,447

TOTAL ITALY		18,481,613

Japan - 20.1%
A/S One Corp.	142,500	6,308,477
Aeon Delight Co. Ltd.	254,400	7,759,229
Arc Land Sakamoto Co. Ltd.	564,200	6,979,429
Aucnet, Inc.	233,600	2,818,497
Broadleaf Co. Ltd.	819,600	5,315,728
Central Automotive Products Ltd.	337,000	3,491,680
Daiwa Industries Ltd.	495,600	4,881,532
Dexerials Corp.	771,000	6,930,182
Fuji Corp.	149,100	2,677,714
Funai Soken Holdings, Inc.	203,520	3,910,651
GMO Internet, Inc.	706,500	8,384,835
Iida Group Holdings Co. Ltd.	533,351	8,487,685
Japan Meat Co. Ltd.	380,900	6,338,367
JSR Corp.	635,300	11,603,237
Kaken Pharmaceutical Co. Ltd.	183,200	10,862,992
Kotobuki Spirits Co. Ltd.	137,000	3,693,070
Meitec Corp.	147,000	6,349,451
Minebea Mitsumi, Inc.	534,000	7,717,192
Miraca Holdings, Inc.	118,300	5,454,694
Mitani Shoji Co. Ltd.	251,100	7,827,517
Morinaga & Co. Ltd.	169,000	7,989,504
Nihon Parkerizing Co. Ltd.	785,300	10,080,864
Nitori Holdings Co. Ltd.	61,200	7,966,019
Otsuka Corp.	121,400	6,501,529
PALTAC Corp.	224,500	6,625,746
Paramount Bed Holdings Co. Ltd.	237,400	9,955,999
Ricoh Leasing Co. Ltd.	236,400	7,655,564
S Foods, Inc. (b)	383,000	11,939,224
San-Ai Oil Co. Ltd.	617,400	5,239,385
Shinsei Bank Ltd.	5,058,000	9,437,668
Ship Healthcare Holdings, Inc.	265,000	7,124,512
TKC Corp.	242,200	6,583,234
Toshiba Plant Systems & Services Corp.	617,200	10,037,978
Tsuruha Holdings, Inc.	103,100	10,451,043
VT Holdings Co. Ltd.	1,312,400	6,675,316
Welcia Holdings Co. Ltd.	208,300	6,708,204
Yamada Consulting Group Co. Ltd.	168,200	7,710,267

TOTAL JAPAN		266,474,215

Korea (South) - 1.2%
BGFretail Co. Ltd.	39,299	3,782,736
Fila Korea Ltd.	54,731	3,338,899
Hy-Lok Corp.	125,792	2,476,917
NS Shopping Co. Ltd.	38,218	5,711,199

TOTAL KOREA (SOUTH)		15,309,751

Luxembourg - 0.4%
SAF-Holland SA	318,400	5,500,773
Mexico - 0.2%
Credito Real S.A.B. de CV	2,307,500	3,234,747
Netherlands - 2.9%
Amsterdam Commodities NV	261,855	7,302,109
Arcadis NV (b)	212,989	3,690,102
Basic-Fit NV	344,300	6,019,488
BinckBank NV	1,026,016	5,099,788
IMCD Group BV	142,000	7,648,956
Philips Lighting NV	268,100	9,070,804

TOTAL NETHERLANDS		38,831,247

New Zealand - 0.7%
EBOS Group Ltd.	707,802	8,898,236
Norway - 1.6%
ABG Sundal Collier ASA	8,682,510	5,683,171
Ekornes A/S	398,197	6,260,959
Kongsberg Gruppen ASA (b)	318,133	4,965,039
Spectrum ASA (a)	795,172	3,658,199

TOTAL NORWAY		20,567,368

Philippines - 0.2%
Century Pacific Food, Inc.	9,401,500	3,093,123
Romania - 0.4%
Banca Transilvania SA	7,850,048	5,199,019
Singapore - 1.6%
Boustead Projs. Pte Ltd. (a)	994,106	608,353
Boustead Singapore Ltd.	4,499,905	2,866,489
Hour Glass Ltd.	8,087,500	3,994,113
Mapletree Industrial (REIT)	4,336,794	5,556,212
Wing Tai Holdings Ltd.	5,630,000	7,616,004

TOTAL SINGAPORE		20,641,171

South Africa - 0.6%
Clicks Group Ltd.	726,051	7,292,700
Spain - 0.7%
Hispania Activos Inmobiliarios SA	576,585	8,705,106
Sweden - 1.4%
Addlife AB (a)	99,154	1,886,291
AddTech AB (B Shares)	281,419	5,067,722
Coor Service Management Holding AB	515,800	3,217,453
Granges AB	825,021	8,569,421

TOTAL SWEDEN		18,740,887

Switzerland - 1.4%
Daetwyler Holdings AG	36,603	6,194,920
Vontobel Holdings AG	145,334	8,559,369
VZ Holding AG	15,361	4,272,519

TOTAL SWITZERLAND		19,026,808

Taiwan - 2.8%
King's Town Bank	5,243,000	5,030,837
Lumax International Corp. Ltd.	314,000	537,134
Makalot Industrial Co. Ltd.	1,616,540	6,792,859
Test Research, Inc.	2,867,000	3,808,690
Tripod Technology Corp.	2,812,000	7,936,459
Yageo Corp.	2,485,000	8,756,659
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,578,000	4,281,375

TOTAL TAIWAN		37,144,013

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,800,300	7,445,884
TISCO Financial Group PCL	3,290,000	7,250,361

TOTAL THAILAND		14,696,245

Turkey - 0.3%
Aygaz A/S	989,000	3,945,475
United Kingdom - 15.0%
AEW UK REIT PLC (b)	3,009,468	3,902,735
Alliance Pharma PLC	8,615,465	5,300,406
Amec Foster Wheeler PLC	857,310	6,029,406
Ashmore Group PLC	1,267,607	5,710,196
Bond International Software PLC (a)	899,666	12
Cineworld Group PLC	687,076	6,264,902
Close Brothers Group PLC	341,180	7,476,886
Countrywide PLC	3,323,607	7,307,289
Diploma PLC	295,551	4,245,226
Elementis PLC	1,348,200	5,311,906
Empiric Student Property PLC	3,213,272	4,557,204
Essentra PLC	1,112,800	7,804,632
Exova Group Ltd. PLC	1,395,369	4,310,367
Informa PLC	1,072,291	8,916,297
ITE Group PLC	2,854,064	6,542,953
James Fisher and Sons PLC	182,700	3,800,327
Jardine Lloyd Thompson Group PLC	402,000	5,711,754
John Wood Group PLC	811,800	7,985,712
LivaNova PLC (a)	189,100	9,965,570
Luxfer Holdings PLC sponsored ADR	843,509	9,860,620
McColl's Retail Group PLC	3,083,652	8,267,468
Mears Group PLC	1,465,810	9,891,274
Melrose Industries PLC	2,514,228	7,701,452
Micro Focus International PLC	459,944	15,417,225
PayPoint PLC	352,811	4,647,291
Sinclair Pharma PLC (a)	12,139,907	5,267,409
Spectris PLC	195,480	6,987,925
Ten Entertainment Group PLC	2,193,500	4,694,788
The Restaurant Group PLC	761,100	3,445,290
Topps Tiles PLC	5,532,808	7,434,821
Ultra Electronics Holdings PLC	114,125	3,092,284
Volution Group PLC	114,700	291,177

TOTAL UNITED KINGDOM		198,142,804

United States of America - 0.4%
Dillard's, Inc. Class A (b)	86,694	4,800,247
Wecast Network, Inc. warrants 8/30/17 (a)(c)	27,500	1,612

TOTAL UNITED STATES OF AMERICA		4,801,859

TOTAL COMMON STOCKS
(Cost $1,081,086,065)		1,238,119,879

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (c)	20,810,176	3,217,165
Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Alpargatas SA (PN)	1,841,800	7,717,566
Banco ABC Brasil SA	1,390,219	7,805,076
		15,522,642
TOTAL PREFERRED STOCKS
(Cost $14,008,204)		18,739,807

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.85% (d)	65,961,149	65,974,342
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	18,369,526	18,371,363
TOTAL MONEY MARKET FUNDS
(Cost $84,336,820)		84,345,705
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,179,431,089)		1,341,205,391
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,009,111)
NET ASSETS - 100%		$1,325,196,280

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,218,777 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681
Wecast Network, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,359
Fidelity Securities Lending Cash Central Fund	112,622
Total	$283,981

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$227,947,796	$219,017,820	$3,218,777	$5,711,199
Consumer Staples	116,786,729	116,786,729	--	--
Energy	47,899,747	47,899,747	--	--
Financials	169,991,120	169,991,120	--	--
Health Care	114,948,381	114,948,381	--	--
Industrials	243,101,730	243,101,730	--	--
Information Technology	122,750,940	122,750,927	--	13
Materials	130,011,105	130,011,104	--	1
Real Estate	79,476,663	79,476,663	--	--
Utilities	3,945,475	3,945,475	--	--
Money Market Funds	84,345,705	84,345,705	--	--
Total Investments in Securities:	$1,341,205,391	$1,332,275,401	$3,218,777	$5,711,213

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,465,466) — See accompanying schedule: Unaffiliated issuers (cost $1,095,094,269)	$1,256,859,686
Fidelity Central Funds (cost $84,336,820)	84,345,705
Total Investments (cost $1,179,431,089)		$1,341,205,391
Receivable for investments sold		3,343
Receivable for fund shares sold		3,346,211
Dividends receivable		6,828,862
Distributions receivable from Fidelity Central Funds		70,707
Prepaid expenses		575
Other receivables		555,557
Total assets		1,352,010,646
Liabilities
Payable to custodian bank	$264,922
Payable for investments purchased	5,616,421
Payable for fund shares redeemed	1,045,432
Accrued management fee	1,049,176
Distribution and service plan fees payable	26,355
Other affiliated payables	236,342
Other payables and accrued expenses	202,708
Collateral on securities loaned	18,373,010
Total liabilities		26,814,366
Net Assets		$1,325,196,280
Net Assets consist of:
Paid in capital		$1,156,961,463
Undistributed net investment income		6,128,094
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		467,665
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,639,058
Net Assets		$1,325,196,280
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,308,447 ÷ 1,560,157 shares)		$25.84
Maximum offering price per share (100/94.25 of $25.84)		$27.42
Class M:
Net Asset Value and redemption price per share ($15,096,405 ÷ 586,994 shares)		$25.72
Maximum offering price per share (100/96.50 of $25.72)		$26.65
Class C:
Net Asset Value and offering price per share ($15,352,410 ÷ 613,564 shares)(a)		$25.02
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,180,177,592 ÷ 44,928,811 shares)		$26.27
Class I:
Net Asset Value, offering price and redemption price per share ($74,261,426 ÷ 2,808,295 shares)		$26.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$15,017,057
Income from Fidelity Central Funds		283,981
Income before foreign taxes withheld		15,301,038
Less foreign taxes withheld		(1,542,244)
Total income		13,758,794
Expenses
Management fee
Basic fee	$4,718,749
Performance adjustment	769,953
Transfer agent fees	1,076,041
Distribution and service plan fees	146,145
Accounting and security lending fees	257,855
Custodian fees and expenses	169,982
Independent trustees' fees and expenses	2,159
Registration fees	75,025
Audit	42,318
Legal	1,089
Miscellaneous	3,793
Total expenses before reductions	7,263,109
Expense reductions	(51,181)	7,211,928
Net investment income (loss)		6,546,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,687,148
Fidelity Central Funds	(957)
Foreign currency transactions	(65,079)
Total net realized gain (loss)		9,621,112
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7,171)	112,488,557
Assets and liabilities in foreign currencies	66,516
Total change in net unrealized appreciation (depreciation)		112,555,073
Net gain (loss)		122,176,185
Net increase (decrease) in net assets resulting from operations		$128,723,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,546,866	$15,277,971
Net realized gain (loss)	9,621,112	12,084,769
Change in net unrealized appreciation (depreciation)	112,555,073	49,975,496
Net increase (decrease) in net assets resulting from operations	128,723,051	77,338,236
Distributions to shareholders from net investment income	(14,393,212)	(10,933,091)
Distributions to shareholders from net realized gain	(12,478,859)	(23,540,154)
Total distributions	(26,872,071)	(34,473,245)
Share transactions - net increase (decrease)	232,106,959	74,066,306
Redemption fees	93,065	222,176
Total increase (decrease) in net assets	334,051,004	117,153,473
Net Assets
Beginning of period	991,145,276	873,991,803
End of period	$1,325,196,280	$991,145,276
Other Information
Undistributed net investment income end of period	$6,128,094	$13,974,440

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.81	$22.69	$24.98	$26.34	$19.74	$18.97
Income from Investment Operations
Net investment income (loss)A	.11	.34	.27	.17	.06	.06
Net realized and unrealized gain (loss)	2.49	1.64	1.05	(.89)	6.94	1.09
Total from investment operations	2.60	1.98	1.32	(.72)	7.00	1.15
Distributions from net investment income	(.28)	(.25)	(.16)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.57)	(.87)	(3.61)	(.65)	(.40)	(.38)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.84	$23.81	$22.69	$24.98	$26.34	$19.74
Total ReturnC,D,E	11.20%	9.11%	6.21%	(2.79)%	36.18%	6.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.61%	1.59%	1.50%	1.61%	1.63%
Expenses net of fee waivers, if any	1.59%H	1.61%	1.58%	1.50%	1.61%	1.63%
Expenses net of all reductions	1.58%H	1.61%	1.58%	1.50%	1.60%	1.60%
Net investment income (loss)	.89%H	1.50%	1.18%	.65%	.25%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$40,308	$36,480	$28,238	$24,572	$24,020	$14,125
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.65	$22.55	$24.81	$26.17	$19.59	$18.80
Income from Investment Operations
Net investment income (loss)A	.07	.27	.21	.10	–B	.01
Net realized and unrealized gain (loss)	2.48	1.63	1.04	(.87)	6.90	1.08
Total from investment operations	2.55	1.90	1.25	(.77)	6.90	1.09
Distributions from net investment income	(.19)	(.19)	(.06)	–	–	(.03)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.32)	(.27)
Total distributions	(.48)	(.81)	(3.51)	(.60)	(.32)	(.30)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.72	$23.65	$22.55	$24.81	$26.17	$19.59
Total ReturnC,D,E	11.01%	8.79%	5.90%	(3.00)%	35.80%	5.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.90%	1.87%	1.77%	1.87%	1.88%
Expenses net of fee waivers, if any	1.87%H	1.90%	1.86%	1.77%	1.87%	1.88%
Expenses net of all reductions	1.86%H	1.90%	1.86%	1.76%	1.85%	1.85%
Net investment income (loss)	.61%H	1.21%	.90%	.38%	(.01)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$15,096	$13,331	$12,400	$12,296	$13,530	$9,262
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.97	$21.96	$24.27	$25.68	$19.18	$18.38
Income from Investment Operations
Net investment income (loss)A	.01	.16	.09	(.02)	(.11)	(.08)
Net realized and unrealized gain (loss)	2.41	1.59	1.02	(.85)	6.79	1.07
Total from investment operations	2.42	1.75	1.11	(.87)	6.68	.99
Distributions from net investment income	(.08)	(.13)	–	–	–	–
Distributions from net realized gain	(.29)	(.62)	(3.42)	(.55)	(.18)	(.19)
Total distributions	(.37)	(.75)	(3.42)	(.55)	(.18)	(.19)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.02	$22.97	$21.96	$24.27	$25.68	$19.18
Total ReturnC,D,E	10.73%	8.26%	5.37%	(3.43)%	35.15%	5.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.38%H	2.40%	2.36%	2.23%	2.33%	2.38%
Expenses net of fee waivers, if any	2.38%H	2.40%	2.35%	2.22%	2.33%	2.38%
Expenses net of all reductions	2.37%H	2.39%	2.35%	2.22%	2.32%	2.35%
Net investment income (loss)	.10%H	.71%	.41%	(.07)%	(.47)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,352	$12,187	$11,359	$12,576	$13,426	$6,799
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.23	$23.06	$25.34	$26.67	$19.99	$19.23
Income from Investment Operations
Net investment income (loss)A	.15	.40	.34	.25	.12	.11
Net realized and unrealized gain (loss)	2.52	1.67	1.07	(.90)	7.02	1.10
Total from investment operations	2.67	2.07	1.41	(.65)	7.14	1.21
Distributions from net investment income	(.34)	(.29)	(.24)	(.09)	(.14)	(.18)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.63)	(.91)	(3.69)	(.69)	(.46)B	(.45)
Redemption fees added to paid in capitalA	–C	.01	–C	.01	–C	–C
Net asset value, end of period	$26.27	$24.23	$23.06	$25.34	$26.67	$19.99
Total ReturnD,E	11.34%	9.39%	6.53%	(2.48)%	36.56%	6.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.34%	1.31%	1.21%	1.33%	1.35%
Expenses net of fee waivers, if any	1.27%H	1.34%	1.31%	1.20%	1.32%	1.35%
Expenses net of all reductions	1.26%H	1.33%	1.31%	1.20%	1.31%	1.33%
Net investment income (loss)	1.21%H	1.77%	1.45%	.95%	.53%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,180,178	$906,420	$811,534	$842,031	$1,029,629	$692,769
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.42	$23.24	$25.34	$26.67	$20.00	$19.24
Income from Investment Operations
Net investment income (loss)A	.14	.41	.36	.29	.16	.13
Net realized and unrealized gain (loss)	2.54	1.69	1.07	(.90)	7.00	1.10
Total from investment operations	2.68	2.10	1.43	(.61)	7.16	1.23
Distributions from net investment income	(.37)	(.31)	(.08)	(.13)	(.16)	(.20)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.66)	(.93)	(3.53)	(.73)	(.49)	(.47)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$26.44	$24.42	$23.24	$25.34	$26.67	$20.00
Total ReturnC,D	11.31%	9.43%	6.60%	(2.35)%	36.68%	6.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.31%G	1.31%	1.24%	1.08%	1.20%	1.25%
Expenses net of fee waivers, if any	1.31%G	1.31%	1.23%	1.08%	1.20%	1.25%
Expenses net of all reductions	1.30%G	1.31%	1.23%	1.08%	1.18%	1.22%
Net investment income (loss)	1.17%G	1.80%	1.53%	1.07%	.66%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$74,261	$22,727	$10,070	$8,092	$67,038	$9,503
Portfolio turnover rateH	16%G	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Small Cap and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$238,432,680
Gross unrealized depreciation	(77,233,134)
Net unrealized appreciation (depreciation) on securities	$161,199,546
Tax cost	$1,180,005,845

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $278,457,187 and $82,932,855, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .99% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$48,310	$–
Class M	.25%	.25%	34,852	–
Class C	.75%	.25%	62,983	11,728
			$146,145	$11,728

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,871
Class M	1,880
Class C(a)	1,020
$19,771

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. IIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$48,648.25
Class M	19,975.29
Class C	18,483.29
International Small Cap	939,656.19
Class I	49,279.23
	$1,076,041

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,789 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $903,189. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $112,622, including $11,707 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,521 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $37.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,623.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$440,395	$319,347
Class M	105,144	106,306
Class B	–	996
Class C	42,573	64,383
International Small Cap	13,342,577	10,307,620
Class I	462,523	134,439
Total	$14,393,212	$10,933,091
From net realized gain
Class A	$461,138	$788,825
Class M	163,369	339,739
Class B	–	10,287
Class C	151,895	319,340
International Small Cap	11,341,189	21,811,338
Class I	361,268	270,625
Total	$12,478,859	$23,540,154

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	493,177	622,254	$11,804,074	$13,846,907
Reinvestment of distributions	38,390	49,226	881,445	1,077,561
Shares redeemed	(503,251)	(383,922)	(12,141,598)	(8,560,022)
Net increase (decrease)	28,316	287,558	$543,921	$6,364,446
Class M
Shares sold	70,799	133,036	$1,669,865	$2,846,482
Reinvestment of distributions	11,602	20,220	265,460	440,798
Shares redeemed	(59,070)	(139,487)	(1,417,904)	(3,059,683)
Net increase (decrease)	23,331	13,769	$517,421	$227,597
Class B
Shares sold	–	2,210	$–	$44,410
Reinvestment of distributions	–	493	–	10,648
Shares redeemed	–	(20,270)	–	(435,806)
Net increase (decrease)	–	(17,567)	$–	$(380,748)
Class C
Shares sold	168,930	222,957	$3,988,717	$4,942,382
Reinvestment of distributions	8,175	16,869	182,379	358,801
Shares redeemed	(93,994)	(226,514)	(2,152,912)	(4,770,771)
Net increase (decrease)	83,111	13,312	$2,018,184	$530,412
International Small Cap
Shares sold	9,867,347	11,991,539	$240,657,082	$277,123,750
Reinvestment of distributions	1,029,746	1,408,054	24,013,687	31,286,953
Shares redeemed	(3,376,773)	(11,188,601)	(82,018,784)	(253,612,350)
Net increase (decrease)	7,520,320	2,210,992	$182,651,985	$54,798,353
Class I
Shares sold	2,063,330	924,076	$50,964,089	$21,994,159
Reinvestment of distributions	29,052	16,670	682,131	373,252
Shares redeemed	(214,660)	(443,477)	(5,270,772)	(9,841,165)
Net increase (decrease)	1,877,722	497,269	$46,375,448	$12,526,246

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.59%
Actual		$1,000.00	$1,112.00	$8.33
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class M	1.87%
Actual		$1,000.00	$1,110.10	$9.78
Hypothetical-C		$1,000.00	$1,015.52	$9.35
Class C	2.38%
Actual		$1,000.00	$1,107.30	$12.44
Hypothetical-C		$1,000.00	$1,012.99	$11.88
International Small Cap	1.27%
Actual		$1,000.00	$1,113.40	$6.65
Hypothetical-C		$1,000.00	$1,018.50	$6.36
Class I	1.31%
Actual		$1,000.00	$1,113.10	$6.86
Hypothetical-C		$1,000.00	$1,018.30	$6.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AISC-SANN-0617
1.800644.113

Fidelity® Emerging Markets Discovery Fund Fidelity® Total Emerging Markets Fund Semi-Annual Report April 30, 2017

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	2.0	0.0
Yandex NV Series A (Netherlands, Internet Software & Services)	1.9	0.9
Qingdao Haier Co. Ltd. (China, Household Durables)	1.6	1.2
Arvind Mills Ltd. (India, Textiles, Apparel & Luxury Goods)	1.4	0.7
Shangri-La Asia Ltd. (Bermuda, Hotels, Restaurants & Leisure)	1.3	1.1
	8.2

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.2	16.3
Information Technology	14.8	16.3
Industrials	11.3	11.5
Financials	9.9	12.5
Materials	9.4	9.1

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	12.3	9.1
United States of America	10.6	5.9
India	9.2	12.4
Cayman Islands	9.0	10.5
Brazil	8.9	7.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks and Equity Futures	95.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

As of October 31, 2016
Stocks and Equity Futures	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Discovery Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.4%
	Shares	Value
Argentina - 0.6%
Grupo Superveille SA sponsored ADR	18,300	$310,917
Inversiones y Representaciones SA ADR (a)(b)	34,410	867,820

TOTAL ARGENTINA		1,178,737

Bailiwick of Guernsey - 0.3%
Etalon Group Ltd. GDR (Reg. S)	158,700	610,995
Bailiwick of Jersey - 0.5%
Atrium European Real Estate Ltd.	259,040	1,092,007
Bangladesh - 0.2%
BRAC Bank Ltd.	539,359	472,121
Bermuda - 2.1%
Credicorp Ltd. (United States)	2,600	399,516
PAX Global Technology Ltd.	1,248,000	773,347
Shangri-La Asia Ltd.	1,868,000	2,675,313
Tai Cheung Holdings Ltd.	456,000	429,130

TOTAL BERMUDA		4,277,306

Brazil - 8.0%
Arezzo Industria e Comercio SA	138,200	1,467,318
B2W Companhia Global do Varejo (a)	70,340	296,514
B2W Companhia Global do Varejo rights (a)	23,943	99,044
BM&F BOVESPA SA	51,300	307,246
BR Malls Participacoes SA	163,800	725,064
BR Properties SA (a)	163,600	486,566
BTG Pactual Participations Ltd. unit	71,700	419,938
Cia. Hering SA	139,400	967,089
Companhia de Saneamento de Minas Gerais	57,200	648,761
Cosan SA Industria e Comercio	92,900	1,086,158
Direcional Engenharia SA	260,300	500,254
Fibria Celulose SA	114,700	1,062,422
FPC Par Corretora de Seguros	57,500	342,386
Hypermarcas SA	196,438	1,860,376
Localiza Rent A Car SA	85,900	1,280,090
Minerva SA	166,300	529,176
QGEP Participacoes SA	687,000	1,376,576
Smiles SA	105,200	2,288,246
Tegma Gestao Logistica SA	208,900	858,227

TOTAL BRAZIL		16,601,451

British Virgin Islands - 0.2%
Dolphin Capital Investors Ltd. (a)	2,452,257	247,741
Mail.Ru Group Ltd. GDR (Reg. S) (a)	10,264	270,456

TOTAL BRITISH VIRGIN ISLANDS		518,197

Canada - 1.0%
Pan American Silver Corp.	60,900	1,021,293
Torex Gold Resources, Inc. (a)	64,570	1,093,629

TOTAL CANADA		2,114,922

Cayman Islands - 9.0%
51job, Inc. sponsored ADR (a)	25,600	1,049,344
58.com, Inc. ADR (a)	22,900	906,382
Airtac International Group	79,000	901,797
ASM Pacific Technology Ltd.	70,500	1,049,567
Boyaa Interactive International Ltd. (a)	563,000	287,350
Changyou.com Ltd. (A Shares) ADR (a)(b)	25,700	839,105
Cheetah Mobile, Inc. ADR (a)(b)	24,900	262,446
China State Construction International Holdings Ltd.	814,000	1,477,650
Geely Automobile Holdings Ltd.	550,000	742,445
Goodbaby International Holdings Ltd.	1,153,000	523,259
Haitian International Holdings Ltd.	657,000	1,609,907
IGG, Inc.	146,000	222,237
JA Solar Holdings Co. Ltd. ADR (a)(b)	27,200	190,672
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	25,400	440,436
Lee's Pharmaceutical Holdings Ltd.	518,500	514,610
Pico Far East Holdings Ltd.	2,750,000	1,113,668
Silicon Motion Technology Corp. sponsored ADR	5,100	247,605
SINA Corp.	3,100	238,111
Sinosoft Tech Group Ltd.	803,000	253,959
SITC International Holdings Co. Ltd.	1,915,000	1,371,313
Sunny Optical Technology Group Co. Ltd.	186,000	1,530,402
TPK Holding Co. Ltd. (a)	59,000	210,833
Uni-President China Holdings Ltd.	1,544,000	1,083,808
Vinda International Holdings Ltd.	516,000	1,048,140
Yirendai Ltd. sponsored ADR (a)(b)	7,300	182,208
YY, Inc. ADR (a)	7,700	377,069

TOTAL CAYMAN ISLANDS		18,674,323

Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	40,500	1,043,685
CorpBanca SA (a)	27,171,980	247,656
Empresas CMPC SA	264,175	613,646
Enersis SA	3,288,313	652,977
Inversiones La Construccion SA	19,581	264,051
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	26,500	942,075
Vina Concha y Toro SA	168,816	272,168

TOTAL CHILE		4,036,258

China - 4.8%
BBMG Corp. (H Shares)	1,772,000	949,975
China Longyuan Power Grid Corp. Ltd. (H Shares)	833,200	641,636
Huangshan Tourism Development Co. Ltd.	567,200	842,859
Qingdao Haier Co. Ltd.	1,882,254	3,328,451
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,022,000	1,721,213
TravelSky Technology Ltd. (H Shares)	330,000	869,722
Tsingtao Brewery Co. Ltd. (H Shares)	174,000	782,942
Zhengzhou Yutong Bus Co. Ltd.	304,634	890,017

TOTAL CHINA		10,026,815

Colombia - 0.3%
Bancolombia SA sponsored ADR	7,300	288,277
Organizacion Terpel SA	105,202	432,680

TOTAL COLOMBIA		720,957

Cyprus - 0.4%
Globaltrans Investment PLC GDR (Reg. S)	117,300	887,961
Egypt - 0.4%
Credit Agricole Egypt	208,180	407,133
Egyptian Kuwaiti Holding	667,700	420,651

TOTAL EGYPT		827,784

Greece - 1.2%
National Bank of Greece SA (a)	1,823,300	567,714
Titan Cement Co. SA (Reg.)	73,900	1,931,177

TOTAL GREECE		2,498,891

Hong Kong - 1.0%
China Resources Beer Holdings Co. Ltd.	522,000	1,256,287
Far East Horizon Ltd.	852,584	784,807

TOTAL HONG KONG		2,041,094

India - 9.2%
ACC Ltd.	3,939	99,658
Adani Ports & Special Economic Zone Ltd. (a)	280,199	1,428,235
Alembic Pharmaceuticals Ltd. (a)	175,899	1,675,404
Arvind Mills Ltd.	466,018	2,894,400
Deccan Cements Ltd.	44,951	887,169
Edelweiss Financial Services Ltd.	61,710	160,922
EIH Ltd. (a)	542,948	1,114,779
Federal Bank Ltd. (a)	509,137	852,125
Gujarat Gas Ltd. (a)	1,008	13,243
IDFC Ltd. (a)	383,973	368,504
Iifl Holdings Ltd.	53,750	401,098
JK Cement Ltd.	62,381	945,806
LIC Housing Finance Ltd.	57,619	599,492
Manappuram General Finance & Leasing Ltd.	573,259	833,272
Phoenix Mills Ltd.	133,337	857,389
Power Grid Corp. of India Ltd.	157,386	509,197
Solar Industries India Ltd.	105,537	1,315,888
Steel Authority of India Ltd. (a)	846,743	794,851
The Ramco Cements Ltd. (a)	85,612	915,245
Torrent Pharmaceuticals Ltd. (a)	90,300	1,992,738
VST Industries Ltd. (a)	10,013	474,757

TOTAL INDIA		19,134,172

Indonesia - 1.3%
PT Bank Danamon Indonesia Tbk Series A	1,323,300	482,500
PT Cikarang Listrindo Tbk	4,781,400	462,751
PT Indo Tambangraya Megah Tbk	231,700	332,453
PT Media Nusantara Citra Tbk	2,235,500	306,084
PT Pakuwon Jati Tbk	11,890,000	557,525
PT Panin Life Tbk (a)	28,314,200	497,076

TOTAL INDONESIA		2,638,389

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.	131,460	221,229
Japan - 0.1%
Rakuten, Inc.	25,000	255,887
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	41,000	307,500
Kenya - 0.2%
KCB Group Ltd.	1,433,000	437,398
Korea (South) - 9.6%
AMOREPACIFIC Group, Inc.	6,236	720,846
BS Financial Group, Inc.	160,389	1,347,854
Com2uS Corp.	6,263	660,654
Daou Technology, Inc.	32,066	584,889
Dong A Eltek Co. Ltd.	8,503	175,277
DOUBLEUGAMES Co. Ltd.	13,477	649,209
Fila Korea Ltd.	28,827	1,758,609
Hanon Systems	102,638	763,289
Hyundai Fire & Marine Insurance Co. Ltd.	14,919	481,300
Hyundai Glovis Co. Ltd.	6,053	771,523
Hyundai HCN	141,419	486,066
Hyundai Industrial Development & Construction Co.	19,100	750,501
Hyundai Mipo Dockyard Co. Ltd. (a)	10,019	815,541
Hyundai Wia Corp.	13,737	783,695
KB Financial Group, Inc.	9,680	425,620
KEPCO Plant Service & Engineering Co. Ltd.	15,343	774,163
Korea Electric Power Corp.	14,957	596,347
Korea Express Co. Ltd. (a)	6,673	976,665
Korean Reinsurance Co.	42,656	423,710
Medy-Tox, Inc.	4,480	1,969,845
Minwise Co. Ltd.	26,163	443,869
MK Electron Co. Ltd.	38,844	296,725
NCSOFT Corp.	4,492	1,421,519
Nice Information & Telecom, Inc.	9,861	235,776
Samjin Pharmaceutical Co. Ltd.	39,142	1,164,695
Silicon Works Co. Ltd.	14,647	377,248
SundayToz Corp.	6,751	132,931

TOTAL KOREA (SOUTH)		19,988,366

Malaysia - 1.0%
Matrix Concepts Holdings Bhd	1,016,000	606,183
Top Glove Corp. Bhd	1,377,600	1,450,272

TOTAL MALAYSIA		2,056,455

Mexico - 3.7%
Gruma S.A.B. de CV Series B	97,330	1,299,681
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	130,400	1,341,041
Grupo Comercial Chedraui S.A.B. de CV	456,600	946,659
Industrias Penoles SA de CV	60,430	1,470,685
Macquarie Mexican (REIT)	399,272	437,550
Qualitas Controladora S.A.B. de CV	256,500	419,796
Tenedora Nemak SA de CV	1,374,400	1,452,866
Terrafina	217,900	367,618

TOTAL MEXICO		7,735,896

Netherlands - 2.2%
X5 Retail Group NV GDR (Reg. S) (a)	17,900	630,975
Yandex NV Series A (a)	143,900	3,922,714

TOTAL NETHERLANDS		4,553,689

Pakistan - 0.2%
Habib Bank Ltd.	133,700	351,739
Panama - 0.4%
Copa Holdings SA Class A	6,900	803,298
Philippines - 0.5%
Metro Pacific Investments Corp.	4,497,200	590,044
Robinsons Land Corp.	792,300	405,222

TOTAL PHILIPPINES		995,266

Poland - 0.1%
Asseco Poland SA	12,600	177,346
Romania - 0.2%
Banca Transilvania SA	497,264	329,334
Russia - 1.8%
Inter Rao Ues JSC (a)	12,651,004	900,012
Moscow Exchange MICEX-RTS OAO (a)	414,500	837,683
RusHydro PJSC (a)	103,912,000	1,633,643
Sistema JSFC	599,200	224,718
Sistema JSFC sponsored GDR	28,460	239,349

TOTAL RUSSIA		3,835,405

Singapore - 0.6%
First Resources Ltd.	856,800	1,149,841
South Africa - 1.8%
Bidvest Group Ltd.	111,500	1,330,866
EOH Holdings Ltd.	49,400	522,879
Imperial Holdings Ltd.	49,500	625,947
Pick 'n Pay Stores Ltd.	100,500	477,542
Reunert Ltd.	153,900	816,501

TOTAL SOUTH AFRICA		3,773,735

Sri Lanka - 0.5%
Dialog Axiata PLC	3,023,372	237,905
Hatton National Bank PLC	465,838	702,575

TOTAL SRI LANKA		940,480

Taiwan - 7.2%
Addcn Technology Co. Ltd.	26,000	193,991
Advantech Co. Ltd.	102,000	823,479
Alpha Networks, Inc.	550,000	446,762
Chipbond Technology Corp.	185,000	275,452
Cleanaway Co. Ltd.	160,000	910,565
CTCI Corp.	608,000	1,062,184
Cub Elecparts, Inc.	97,568	1,020,133
Elite Advanced Laser Corp.	92,000	404,857
eMemory Technology, Inc.	44,000	604,904
Everlight Electronics Co. Ltd.	319,000	501,357
FLEXium Interconnect, Inc.	137,356	509,012
Inventec Corp.	860,000	638,818
Largan Precision Co. Ltd.	2,000	331,866
Lite-On Technology Corp.	666,220	1,159,487
Powertech Technology, Inc.	172,000	538,941
Radiant Opto-Electronics Corp.	461,000	960,957
Soft-World International Corp.	143,000	326,473
St.Shine Optical Co. Ltd.	32,000	618,337
Sunrex Technology Corp.	461,000	289,050
Synnex Technology International Corp.	580,100	627,644
Tong Hsing Electronics Industries Ltd.	92,000	389,637
Tripod Technology Corp.	194,000	547,537
Universal Cement Corp.	451,568	389,965
Vanguard International Semiconductor Corp.	394,000	750,898
Yuanta Financial Holding Co. Ltd.	1,446,000	617,192

TOTAL TAIWAN		14,939,498

Thailand - 2.2%
Delta Electronics PCL (For. Reg.)	338,800	900,855
LPN Development PCL (For. Reg.)	940,000	317,861
PTT Global Chemical PCL (For. Reg.)	767,400	1,663,439
Sansiri PCL (For. Reg.)	5,400,000	327,746
Star Petroleum Refining PCL	3,766,500	1,436,931

TOTAL THAILAND		4,646,832

Turkey - 3.3%
Aksa Akrilik Kimya Sanayii	882,000	2,634,615
Aselsan A/S	283,000	1,556,044
Bim Birlesik Magazalar A/S JSC	71,000	1,160,363
Tupras Turkiye Petrol Rafinelleri A/S	57,828	1,457,117

TOTAL TURKEY		6,808,139

United Arab Emirates - 0.9%
Emaar Properties PJSC	934,134	1,826,050
National Bank of Ras Al-Khaimah PSC	115,100	143,209

TOTAL UNITED ARAB EMIRATES		1,969,259

United Kingdom - 1.7%
BGEO Group PLC	10,940	510,102
Mondi PLC	72,700	1,884,162
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(c)	181,300	900,780
TBC Bank Group PLC (a)	14,953	314,716

TOTAL UNITED KINGDOM		3,609,760

United States of America - 0.4%
Net 1 UEPS Technologies, Inc. (a)	32,800	355,224
The AES Corp.	47,800	540,618

TOTAL UNITED STATES OF AMERICA		895,842

Vietnam - 0.2%
FTP Corp.	163,990	334,924
TOTAL COMMON STOCKS
(Cost $153,174,412)		169,469,498

Nonconvertible Preferred Stocks - 4.0%
Brazil - 0.9%
Banco ABC Brasil SA	117,950	662,204
Banco do Estado Rio Grande do Sul SA	91,100	407,848
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (b)	43,600	399,812
Metalurgica Gerdau SA (PN) (a)	240,700	348,835

TOTAL BRAZIL		1,818,699

Korea (South) - 2.7%
Hyundai Motor Co. Series 2	48,580	4,240,499
LG Chemical Ltd.	5,800	927,918
Samsung Fire & Marine Insurance Co. Ltd.	2,791	440,387

TOTAL KOREA (SOUTH)		5,608,804

Russia - 0.4%
Sberbank of Russia (a)	404,100	893,114
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,753,380)		8,320,617
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.76% 5/11/17 to 6/22/17(d)
(Cost $979,028)	980,000	979,088
	Shares	Value

Money Market Funds - 14.8%
Fidelity Cash Central Fund, 0.85% (e)	29,397,836	29,403,716
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,551,815	1,551,970
TOTAL MONEY MARKET FUNDS
(Cost $30,954,612)		30,955,686
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $192,861,432)		209,724,889
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,460,844)
NET ASSETS - 100%		$208,264,045

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
412 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	20,167,400	$443,176

The face value of futures purchased as a percentage of Net Assets is 9.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $900,780 or 0.4% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,976
Fidelity Securities Lending Cash Central Fund	20,992
Total	$69,968

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,614,009	$33,614,009	$--	$--
Consumer Staples	12,876,870	12,876,870	--	--
Energy	5,689,235	5,689,235	--	--
Financials	20,971,507	19,077,393	1,894,114	--
Health Care	12,967,490	12,967,490	--	--
Industrials	23,663,433	23,663,433	--	--
Information Technology	30,665,068	30,665,068	--	--
Materials	19,257,838	19,257,838	--	--
Real Estate	10,162,467	10,162,467	--	--
Telecommunication Services	923,201	923,201	--	--
Utilities	6,998,997	6,402,650	596,347	--
Government Obligations	979,088	--	979,088	--
Money Market Funds	30,955,686	30,955,686	--	--
Total Investments in Securities:	$209,724,889	$206,255,340	$3,469,549	$--
Derivative Instruments:
Assets
Futures Contracts	$443,176	$443,176	$--	$--
Total Assets	$443,176	$443,176	$--	$--
Total Derivative Instruments:	$443,176	$443,176	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$443,176	$0
Total Equity Risk	443,176	0
Total Value of Derivatives	$443,176	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,516,131) — See accompanying schedule: Unaffiliated issuers (cost $161,906,820)	$178,769,203
Fidelity Central Funds (cost $30,954,612)	30,955,686
Total Investments (cost $192,861,432)		$209,724,889
Cash		174,898
Foreign currency held at value (cost $134,176)		134,160
Receivable for investments sold		633,326
Receivable for fund shares sold		2,083,452
Dividends receivable		351,679
Distributions receivable from Fidelity Central Funds		20,940
Receivable for daily variation margin for derivative instruments		67,980
Prepaid expenses		45
Other receivables		39,978
Total assets		213,231,347
Liabilities
Payable for investments purchased	$2,623,073
Payable for fund shares redeemed	398,643
Accrued management fee	130,320
Distribution and service plan fees payable	8,702
Other affiliated payables	33,120
Other payables and accrued expenses	221,569
Collateral on securities loaned	1,551,875
Total liabilities		4,967,302
Net Assets		$208,264,045
Net Assets consist of:
Paid in capital		$196,166,233
Undistributed net investment income		483,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,533,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,147,757
Net Assets		$208,264,045
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,008,987 ÷ 673,521 shares)		$13.38
Maximum offering price per share (100/94.25 of $13.38)		$14.20
Class M:
Net Asset Value and redemption price per share ($6,524,390 ÷ 490,018 shares)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($6,104,468 ÷ 466,608 shares)(a)		$13.08
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($145,323,553 ÷ 10,814,938 shares)		$13.44
Class I:
Net Asset Value, offering price and redemption price per share ($41,302,647 ÷ 3,067,270 shares)		$13.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,439,687
Interest		1,475
Income from Fidelity Central Funds		69,968
Income before foreign taxes withheld		1,511,130
Less foreign taxes withheld		(102,529)
Total income		1,408,601
Expenses
Management fee	$491,614
Transfer agent fees	124,250
Distribution and service plan fees	34,016
Accounting and security lending fees	30,258
Custodian fees and expenses	98,366
Independent trustees' fees and expenses	203
Registration fees	55,315
Audit	41,578
Legal	88
Miscellaneous	320
Total expenses before reductions	876,008
Expense reductions	(17,157)	858,851
Net investment income (loss)		549,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,306)	(422,857)
Fidelity Central Funds	(58)
Foreign currency transactions	(27,472)
Futures contracts	491,569
Total net realized gain (loss)		41,182
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,216)	12,864,578
Assets and liabilities in foreign currencies	(987)
Futures contracts	476,310
Total change in net unrealized appreciation (depreciation)		13,339,901
Net gain (loss)		13,381,083
Net increase (decrease) in net assets resulting from operations		$13,930,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$549,750	$715,896
Net realized gain (loss)	41,182	(2,841,874)
Change in net unrealized appreciation (depreciation)	13,339,901	10,693,560
Net increase (decrease) in net assets resulting from operations	13,930,833	8,567,582
Distributions to shareholders from net investment income	(659,806)	(490,717)
Distributions to shareholders from net realized gain	(485,420)	–
Total distributions	(1,145,226)	(490,717)
Share transactions - net increase (decrease)	109,579,250	6,360,074
Redemption fees	60,701	41,424
Total increase (decrease) in net assets	122,425,558	14,478,363
Net Assets
Beginning of period	85,838,487	71,360,124
End of period	$208,264,045	$85,838,487
Other Information
Undistributed net investment income end of period	$483,103	$593,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$10.92	$12.17	$12.49	$11.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.09	.09C	.04	.08	.12
Net realized and unrealized gain (loss)	1.18	1.30	(1.34)	(.01)	.75	1.76
Total from investment operations	1.23	1.39	(1.25)	.03	.83	1.88
Distributions from net investment income	(.07)	(.05)	–	(.06)	(.04)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.13)	(.05)	–	(.36)	(.25)D	(.01)
Redemption fees added to paid in capitalB	.01	.01	–E	.01	.02	.02
Net asset value, end of period	$13.38	$12.27	$10.92	$12.17	$12.49	$11.89
Total ReturnF,G,H	10.29%	12.93%	(10.27)%	.31%	7.20%	19.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.79%K	1.89%	1.88%	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.70%	1.69%	1.70%	1.64%	1.64%
Net investment income (loss)	.76%K	.85%	.76%C	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$9,009	$5,252	$4,660	$4,362	$5,065	$1,671
Portfolio turnover rateL	42%K	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$10.86	$12.13	$12.44	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.07	.06C	–D	.05	.10
Net realized and unrealized gain (loss)	1.18	1.28	(1.33)	–D	.74	1.75
Total from investment operations	1.21	1.35	(1.27)	–D	.79	1.85
Distributions from net investment income	(.04)	(.02)	–	(.02)	(.03)	–D
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.11)E	(.02)	–	(.32)	(.24)F	–D
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.31	$12.20	$10.86	$12.13	$12.44	$11.87
Total ReturnG,H,I	10.14%	12.58%	(10.47)%	.05%	6.87%	18.75%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.05%L	2.17%	2.16%	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%L	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%L	1.94%	1.94%	1.95%	1.89%	1.89%
Net investment income (loss)	.51%L	.60%	.51%C	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$6,524	$2,868	$2,015	$2,031	$1,914	$1,700
Portfolio turnover rateM	42%L	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.064 per share.

 F Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$10.69	$12.00	$12.35	$11.82	$10.00
Income from Investment Operations
Net investment income (loss)B	–	.01	–C,D	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	1.17	1.26	(1.31)	–D	.74	1.76
Total from investment operations	1.17	1.27	(1.31)	(.06)	.72	1.80
Distributions from net investment income	(.01)	–	–	–	(.01)	–
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.07)	–	–	(.30)	(.21)	–
Redemption fees added to paid in capitalB	.01	.01	–E	.01	.02	.02
Net asset value, end of period	$13.08	$11.97	$10.69	$12.00	$12.35	$11.82
Total ReturnF,G,H	9.91%	11.97%	(10.92)%	(.42)%	6.32%	18.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.54%D	2.63%	2.64%	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%D	2.45%	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%D	2.44%	2.44%	2.45%	2.39%	2.39%
Net investment income (loss)	.01%D	.10%	.01%C	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$6,104	$2,203	$1,675	$1,750	$2,082	$1,474
Portfolio turnover rateK	42%D	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 D Annualized

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$10.98	$12.21	$12.52	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	1.20	1.31	(1.35)	–D	.74	1.76
Total from investment operations	1.26	1.43	(1.23)	.07	.85	1.91
Distributions from net investment income	(.09)	(.09)	–	(.09)	(.07)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.16)E	(.09)	–	(.39)	(.27)	(.01)
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.44	$12.33	$10.98	$12.21	$12.52	$11.92
Total ReturnF,G	10.49%	13.19%	(10.07)%	.61%	7.37%	19.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J	1.55%	1.56%	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%J	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%J	1.44%	1.44%	1.45%	1.39%	1.39%
Net investment income (loss)	1.01%J	1.10%	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$145,324	$67,178	$61,601	$78,377	$96,731	$39,135
Portfolio turnover rateK	42%J	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.02	$12.25	$12.53	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	1.20	1.30	(1.35)	–D	.75	1.76
Total from investment operations	1.26	1.43	(1.23)	.07	.86	1.91
Distributions from net investment income	(.10)	(.09)	–	(.06)	(.07)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.17)E	(.09)	–	(.36)	(.27)	(.01)
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.47	$12.37	$11.02	$12.25	$12.53	$11.92
Total ReturnF,G	10.47%	13.16%	(10.04)%	.61%	7.45%	19.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.42%J	1.59%	1.54%	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.42%J	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.41%J	1.44%	1.43%	1.45%	1.39%	1.39%
Net investment income (loss)	1.04%J	1.10%	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$41,303	$8,337	$1,410	$481	$1,076	$1,825
Portfolio turnover rateK	42%J	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Emerging Markets Discovery and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$22,220,414
Gross unrealized depreciation	(5,873,253)
Net unrealized appreciation (depreciation) on securities	$16,347,161
Tax cost	$193,377,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,072,849)
Long-term	(1,665,778)
Total capital loss carryforward	$(4,738,627)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $491,569 and a change in net unrealized appreciation (depreciation) of $476,310 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,597,649 and $22,612,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,842	$255
Class M	.25%	.25%	9,842	75
Class C	.75%	.25%	16,332	5,802
			$34,016	$6,132

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,914
Class M	1,430
Class C(a)	81
$8,425

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,816.28
Class M	6,194.31
Class C	4,697.29
Emerging Markets Discovery	92,567.21
Class I	11,976.16
	$124,250

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $466 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,992, including $3 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$2,791
Class M	1.95%	1,965
Class C	2.45%	1,527
Emerging Markets Discovery	1.45%	3,202
		$9,485

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,161 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $114.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $397.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$29,900	$22,428
Class M	10,789	4,316
Class C	1,070	–
Emerging Markets Discovery	534,294	453,104
Class I	83,753	10,869
Total	$659,806	$490,717
From net realized gain
Class A	$29,370	$–
Class M	15,653	–
Class C	12,406	–
Emerging Markets Discovery	375,874	–
Class I	52,117	–
Total	$485,420	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	404,988	131,085	$5,116,680	$1,473,088
Reinvestment of distributions	4,936	1,944	55,853	20,757
Shares redeemed	(164,598)	(131,586)	(2,061,812)	(1,425,583)
Net increase (decrease)	245,326	1,443	$3,110,721	$68,262
Class M
Shares sold	281,702	74,898	$3,530,517	$869,903
Reinvestment of distributions	2,312	389	26,067	4,146
Shares redeemed	(29,087)	(25,757)	(357,128)	(281,676)
Net increase (decrease)	254,927	49,530	$3,199,456	$592,373
Class C
Shares sold	303,778	58,882	$3,764,443	$655,298
Reinvestment of distributions	1,203	–	13,340	–
Shares redeemed	(22,310)	(31,638)	(274,573)	(342,535)
Net increase (decrease)	282,671	27,244	$3,503,210	$312,763
Emerging Markets Discovery
Shares sold	6,508,632	2,003,183	$82,481,962	$22,538,095
Reinvestment of distributions	74,929	39,922	850,905	427,569
Shares redeemed	(1,215,820)	(2,204,224)	(14,587,583)	(24,359,570)
Net increase (decrease)	5,367,741	(161,119)	$68,745,284	$(1,393,906)
Class I
Shares sold	3,016,643	642,732	$38,574,879	$7,808,576
Reinvestment of distributions	11,894	981	135,413	10,531
Shares redeemed	(635,470)	(97,475)	(7,689,713)	(1,038,525)
Net increase (decrease)	2,393,067	546,238	$31,020,579	$6,780,582

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.7	2.3
Naspers Ltd. Class N (South Africa, Media)	2.6	2.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1	2.8
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.0	0.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5	1.4
	10.9

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	16.4
Information Technology	14.6	14.7
Consumer Discretionary	9.6	8.1
Energy	9.3	12.4
Materials	5.3	4.2

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Cayman Islands	10.3	7.1
Korea (South)	8.0	8.0
Brazil	6.4	6.7
United States of America	6.0	4.6
Taiwan	5.5	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks and Equity Futures	68.6%
Bonds	27.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of October 31, 2016
Stocks and Equity Futures	68.3%
Bonds	26.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

Fidelity® Total Emerging Markets Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.1%
		Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR		7,700	$130,823
Telecom Argentina SA Class B sponsored ADR		15,034	340,670
YPF SA Class D sponsored ADR		25,600	661,248

TOTAL ARGENTINA			1,132,741

Australia - 0.0%
Frontier Digital Ventures Ltd.		250,635	93,838
Austria - 0.4%
Erste Group Bank AG		38,975	1,393,388
Bermuda - 0.9%
AGTech Holdings Ltd. (a)		1,148,000	221,384
Credicorp Ltd. (United States)		6,560	1,008,010
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	48,530
PAX Global Technology Ltd.		574,460	355,975
Shangri-La Asia Ltd.		1,022,000	1,463,688
VimpelCom Ltd. sponsored ADR		72,860	300,912

TOTAL BERMUDA			3,398,499

Brazil - 2.3%
B2W Companhia Global do Varejo (a)		249,740	1,052,763
B2W Companhia Global do Varejo rights (a)		60,623	250,777
BB Seguridade Participacoes SA		83,070	782,269
BR Malls Participacoes SA		172,020	761,450
Cielo SA		62,073	471,309
Companhia de Saneamento de Minas Gerais		56,036	635,559
Cosan SA Industria e Comercio		47,455	554,829
Direcional Engenharia SA		95,000	182,574
FPC Par Corretora de Seguros		135,700	808,031
Localiza Rent A Car SA		51,900	773,419
Minerva SA		164,600	523,766
Smiles SA		108,700	2,364,376

TOTAL BRAZIL			9,161,122

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		58,416	1,539,262
Canada - 0.3%
Pacific Exploration and Production Corp.		1,001	30,066
Pan American Silver Corp.		52,800	885,456
Torex Gold Resources, Inc. (a)		17,830	301,989

TOTAL CANADA			1,217,511

Cayman Islands - 10.1%
51job, Inc. sponsored ADR (a)		14,200	582,058
58.com, Inc. ADR (a)		52,250	2,068,055
Airtac International Group		32,000	365,285
Alibaba Group Holding Ltd. sponsored ADR (a)		49,500	5,717,250
ASM Pacific Technology Ltd.		32,500	483,843
Bitauto Holdings Ltd. ADR (a)		27,600	809,232
BizLink Holding, Inc.		42,294	252,591
China State Construction International Holdings Ltd.		392,000	711,596
CK Hutchison Holdings Ltd.		26,510	331,104
Ctrip.com International Ltd. ADR (a)		41,900	2,116,369
Haitian International Holdings Ltd.		255,000	624,850
JD.com, Inc. sponsored ADR (a)		223,000	7,820,610
Kingsoft Corp. Ltd.		172,000	490,901
Momo, Inc. ADR (a)		17,200	653,256
NetEase, Inc. ADR		6,900	1,831,191
Sino Biopharmaceutical Ltd.		688,000	566,084
Sunny Optical Technology Group Co. Ltd.		80,000	658,237
Tencent Holdings Ltd.		335,050	10,498,219
Uni-President China Holdings Ltd.		1,675,600	1,176,185
Vipshop Holdings Ltd. ADR (a)		119,100	1,651,917

TOTAL CAYMAN ISLANDS			39,408,833

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR		41,300	1,064,301
CorpBanca SA (a)		59,671,766	543,873
Enersis SA		3,230,006	641,399
Inversiones La Construccion SA		36,325	489,845
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		21,300	757,215
Vina Concha y Toro SA		335,968	541,652

TOTAL CHILE			4,038,285

China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)		256,000	896,848
BBMG Corp. (H Shares)		1,506,000	807,372
China Life Insurance Co. Ltd. (H Shares)		689,834	2,098,658
China Longyuan Power Grid Corp. Ltd. (H Shares)		694,960	535,179
China Oilfield Services Ltd. (H Shares)		598,000	551,999
China Pacific Insurance (Group) Co. Ltd. (H Shares)		481,706	1,780,461
China Petroleum & Chemical Corp. (H Shares)		908,000	737,345
China Telecom Corp. Ltd. (H Shares)		1,614,949	788,960
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		70,950	376,390
Industrial & Commercial Bank of China Ltd. (H Shares)		5,608,160	3,662,660
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		143,158	379,207
Kweichow Moutai Co. Ltd. (A Shares)		14,299	857,670
Maanshan Iron & Steel Ltd. (H Shares) (a)		1,190,000	402,360
PICC Property & Casualty Co. Ltd. (H Shares)		544,580	876,554
Qingdao Haier Co. Ltd.		910,904	1,610,781
Shanghai International Airport Co. Ltd. (A Shares)		130,014	645,968
Tsingtao Brewery Co. Ltd. (H Shares)		236,000	1,061,922
Zhengzhou Yutong Bus Co. Ltd.		187,171	546,837

TOTAL CHINA			18,617,171

Colombia - 0.2%
Bancolombia SA sponsored ADR		22,435	885,958
Czech Republic - 0.2%
MONETA Money Bank A/S		262,100	846,431
Greece - 0.3%
Titan Cement Co. SA (Reg.)		40,800	1,066,198
Hong Kong - 3.1%
AIA Group Ltd.		110,920	767,906
China Mobile Ltd.		54,250	577,579
China Mobile Ltd. sponsored ADR		46,292	2,468,289
China Resources Beer Holdings Co. Ltd.		768,666	1,849,933
China Resources Power Holdings Co. Ltd.		331,809	598,065
China Unicom Ltd.		97,900	126,685
China Unicom Ltd. sponsored ADR		55,220	716,756
CNOOC Ltd.		1,839,000	2,145,374
CSPC Pharmaceutical Group Ltd.		288,000	399,879
Far East Horizon Ltd.		2,006,980	1,847,433
Sinotruk Hong Kong Ltd.		722,500	502,513

TOTAL HONG KONG			12,000,412

India - 5.1%
ACC Ltd.		7,376	186,614
Adani Ports & Special Economic Zone Ltd. (a)		170,041	866,736
Axis Bank Ltd.		115,761	917,679
Bharti Infratel Ltd.		89,936	496,194
Coal India Ltd. (a)		196,900	847,292
Edelweiss Financial Services Ltd.		127,008	331,201
Eicher Motors Ltd.		2,046	829,602
Gujarat Gas Ltd. (a)		9,455	124,221
ICICI Bank Ltd.		135,256	583,596
ICICI Bank Ltd. sponsored ADR		68,100	583,617
Indraprastha Gas Ltd.		29,371	483,212
ITC Ltd.		264,569	1,144,038
JK Cement Ltd.		52,422	794,810
Larsen & Toubro Ltd.		41,949	1,141,738
LIC Housing Finance Ltd.		77,853	810,015
Lupin Ltd.		72,304	1,505,181
Petronet LNG Ltd.		95,922	632,244
Phoenix Mills Ltd.		112,888	725,897
Power Grid Corp. of India Ltd.		318,923	1,031,824
Reliance Industries Ltd.		130,558	2,833,326
SREI Infrastructure Finance Ltd.		116,223	163,786
State Bank of India		272,083	1,226,257
Sun Pharmaceutical Industries Ltd.		158,946	1,587,111

TOTAL INDIA			19,846,191

Indonesia - 1.2%
PT Astra International Tbk		2,468,600	1,657,586
PT Bank Mandiri (Persero) Tbk		1,228,950	1,078,754
PT Bank Rakyat Indonesia Tbk		1,414,500	1,368,974
PT Kalbe Farma Tbk		2,851,300	339,058
PT Link Net Tbk		857,400	347,360

TOTAL INDONESIA			4,791,732

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.		564,655	950,238
Japan - 0.7%
Alps Electric Co. Ltd.		18,300	537,632
Nissha Printing Co. Ltd.		3,000	74,600
Sumco Corp.		99,800	1,744,877
Suzuki Motor Corp.		13,700	571,719

TOTAL JAPAN			2,928,828

Korea (South) - 6.9%
AMOREPACIFIC Group, Inc.		5,526	638,774
BS Financial Group, Inc.		70,265	590,483
Daou Technology, Inc.		51,536	940,025
Duk San Neolux Co. Ltd. (a)		6,656	219,117
EO Technics Co. Ltd.		1,992	148,489
Fila Korea Ltd.		9,005	549,356
Hanon Systems		54,935	408,536
Hyundai Fire & Marine Insurance Co. Ltd.		26,866	866,721
Hyundai Glovis Co. Ltd.		4,198	535,083
Hyundai Industrial Development & Construction Co.		4,504	176,977
Hyundai Mipo Dockyard Co. Ltd. (a)		5,941	483,594
Hyundai Mobis		10,631	2,074,615
InterPark INT Corp.		23,097	218,260
KB Financial Group, Inc.		70,630	3,105,533
KEPCO Plant Service & Engineering Co. Ltd.		8,420	424,849
Korea Electric Power Corp.		28,477	1,135,400
Korea Express Co. Ltd. (a)		5,574	815,815
Korean Reinsurance Co.		90,338	897,345
KT Corp.		9,389	265,720
KT Corp. sponsored ADR		8,290	137,531
LG Chemical Ltd.		3,297	794,109
LG Telecom Ltd.		27,683	351,634
Netmarble Games Corp.		4,253	586,956
Samsung Electronics Co. Ltd.		2,279	4,469,452
Samsung Life Insurance Co. Ltd. (a)		11,712	1,127,342
Samsung SDI Co. Ltd.		9,986	1,206,993
Shinhan Financial Group Co. Ltd.		70,249	2,933,769
Shinhan Financial Group Co. Ltd. sponsored ADR		700	29,232
SK Telecom Co. Ltd. sponsored ADR		25,684	605,886
Viatron Technologies, Inc.		9,101	164,804

TOTAL KOREA (SOUTH)			26,902,400

Mauritius - 0.2%
MakeMyTrip Ltd. (a)		17,600	675,840
Mexico - 2.7%
America Movil S.A.B. de CV Series L sponsored ADR		19,253	296,304
CEMEX S.A.B. de CV sponsored ADR		164,888	1,520,267
Fibra Uno Administracion SA de CV		335,760	586,435
Gruma S.A.B. de CV Series B		99,885	1,333,799
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		83,700	860,776
Grupo Comercial Chedraui S.A.B. de CV		187,876	389,519
Grupo Financiero Banorte S.A.B. de CV Series O		198,829	1,150,711
Infraestructura Energetica Nova S.A.B. de CV		147,600	689,497
Macquarie Mexican (REIT)		1,115,270	1,222,189
Promotora y Operadora de Infraestructura S.A.B. de CV		48,975	522,549
Tenedora Nemak SA de CV		553,367	584,959
Wal-Mart de Mexico SA de CV Series V (a)		678,100	1,530,883

TOTAL MEXICO			10,687,888

Netherlands - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)		66,550	353,048
X5 Retail Group NV GDR (Reg. S) (a)		19,200	676,800
Yandex NV Series A (a)		68,187	1,858,778

TOTAL NETHERLANDS			2,888,626

Nigeria - 0.1%
Guaranty Trust Bank PLC		476,923	41,566
Guaranty Trust Bank PLC GDR (Reg. S)		23,480	103,312
Transnational Corp. of Nigeria PLC		6,036,239	17,385
Zenith Bank PLC		3,605,933	175,842

TOTAL NIGERIA			338,105

Pakistan - 0.2%
Habib Bank Ltd.		315,000	828,704
Panama - 0.1%
Copa Holdings SA Class A		2,449	285,113
Philippines - 0.3%
Metropolitan Bank & Trust Co.		330,531	556,910
Robinsons Land Corp.		1,387,380	709,576

TOTAL PHILIPPINES			1,266,486

Romania - 0.1%
Banca Transilvania SA		636,993	421,875
Russia - 3.7%
Gazprom OAO sponsored ADR (Reg. S)		58,300	276,925
Lukoil PJSC sponsored ADR		47,300	2,349,155
Magnit OJSC GDR (Reg. S)		15,500	541,725
MegaFon PJSC (a)		24,000	252,442
MegaFon PJSC GDR		13,220	141,322
MMC Norilsk Nickel PJSC sponsored ADR		81,100	1,247,724
Mobile TeleSystems OJSC		143,782	691,827
Mobile TeleSystems OJSC sponsored ADR		4,700	48,504
NOVATEK OAO GDR (Reg. S)		12,700	1,539,240
RusHydro PJSC (a)		38,549,800	606,057
Sberbank of Russia		936,970	2,721,484
Sberbank of Russia sponsored ADR		243,584	2,896,214
Sistema JSFC		1,492,700	559,808
Sistema JSFC sponsored GDR		11,560	97,220
Unipro PJSC		10,020,700	443,575

TOTAL RUSSIA			14,413,222

Singapore - 0.3%
Ascendas Real Estate Investment Trust		263,590	482,976
First Resources Ltd.		465,300	624,441

TOTAL SINGAPORE			1,107,417

South Africa - 4.3%
Alexander Forbes Group Holdings Ltd.		6,830	3,291
Aspen Pharmacare Holdings Ltd.		40,802	846,434
Barclays Africa Group Ltd.		46,136	507,492
Bidcorp Ltd.		23,256	492,729
Bidvest Group Ltd.		59,656	712,055
FirstRand Ltd.		331,500	1,236,575
Imperial Holdings Ltd.		58,700	742,285
JSE Ltd.		27,510	293,138
Life Healthcare Group Holdings Ltd.		274,600	590,348
MTN Group Ltd.		35,600	336,986
Naspers Ltd. Class N		52,531	9,988,849
Nedbank Group Ltd.		31,980	539,511
Telkom SA Ltd.		79,202	443,193

TOTAL SOUTH AFRICA			16,732,886

Taiwan - 5.5%
Advantech Co. Ltd.		48,000	387,519
Chroma ATE, Inc.		105,000	327,962
E.SUN Financial Holdings Co. Ltd.		842,200	508,558
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		54,635	5,875
eMemory Technology, Inc.		14,995	206,148
Genius Electronic Optical Co. Ltd. (a)		49,000	573,123
GlobalWafers Co. Ltd.		108,000	771,862
GlobalWafers Co. Ltd. unit (a)		83,300	595,345
Hon Hai Precision Industry Co. Ltd. (Foxconn)		93,000	304,020
King's Town Bank		341,600	327,777
LandMark Optoelectronics Corp.		46,000	403,335
Largan Precision Co. Ltd.		29,403	4,878,935
PChome Online, Inc.		49,000	418,291
Taiwan Cement Corp.		1,093,000	1,269,374
Taiwan Fertilizer Co. Ltd.		219,000	295,642
Taiwan Semiconductor Manufacturing Co. Ltd.		1,252,000	8,051,376
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		7,242	239,493
Universal Cement Corp.		363,320	313,756
Vanguard International Semiconductor Corp.		171,000	325,898
Wistron NeWeb Corp.		89,780	257,253
Yuanta Financial Holding Co. Ltd.		2,772,231	1,183,264

TOTAL TAIWAN			21,644,806

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)		150,300	399,642
Kasikornbank PCL (For. Reg.)		211,880	1,132,884
PTT Global Chemical PCL (For. Reg.)		646,800	1,402,023
PTT PCL (For. Reg.)		100,300	1,127,650
Star Petroleum Refining PCL		1,126,300	429,687

TOTAL THAILAND			4,491,886

Turkey - 0.9%
Aselsan A/S		113,000	621,318
Bim Birlesik Magazalar A/S JSC		64,000	1,045,961
Enka Insaat ve Sanayi A/S		247,030	379,731
Tupras Turkiye Petrol Rafinelleri A/S		50,200	1,264,911
Turkiye Garanti Bankasi A/S		51,000	137,696

TOTAL TURKEY			3,449,617

United Arab Emirates - 1.1%
DP World Ltd.		37,957	775,841
Emaar Properties PJSC		899,504	1,758,355
National Bank of Abu Dhabi PJSC (a)		579,841	1,736,524

TOTAL UNITED ARAB EMIRATES			4,270,720

United Kingdom - 0.4%
Fresnillo PLC		33,000	620,608
Mondi PLC		36,000	933,010
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(b)		9,200	45,710

TOTAL UNITED KINGDOM			1,599,328

United States of America - 0.1%
China Biologic Products, Inc. (a)		2,160	254,880
TOTAL COMMON STOCKS
(Cost $209,743,904)			235,576,437

Nonconvertible Preferred Stocks - 4.8%
Brazil - 3.7%
Ambev SA sponsored ADR		380,000	2,177,400
Banco do Estado Rio Grande do Sul SA		131,920	590,597
Companhia Paranaense de Energia-Copel:
(PN-B)		2,215	20,356
(PN-B) sponsored ADR		54,752	502,076
Fibria Celulose SA sponsored ADR		101,000	927,180
Itau Unibanco Holding SA sponsored ADR		398,441	4,900,824
Metalurgica Gerdau SA (PN) (a)		543,470	787,625
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)		201,206	1,756,528
Telefonica Brasil SA		77,443	1,153,819
Vale SA (PN-A) sponsored ADR		228,200	1,873,522

TOTAL BRAZIL			14,689,927

Korea (South) - 1.1%
Hyundai Motor Co. Series 2		18,034	1,574,170
Samsung Electronics Co. Ltd.		1,270	1,957,024
Samsung Fire & Marine Insurance Co. Ltd.		5,089	802,985

TOTAL KOREA (SOUTH)			4,334,179

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,265,756)			19,024,106
		Principal Amount(c)	Value

Nonconvertible Bonds - 8.3%
Azerbaijan - 0.6%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		600,000	603,072
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,180,000	1,302,307
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		275,000	297,688

TOTAL AZERBAIJAN			2,203,067

British Virgin Islands - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	937,502
Canada - 0.2%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		10,000	10,375
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		250,000	258,750
7.25% 4/1/23 (b)		400,000	407,250
7.5% 4/1/25 (b)		200,000	204,000
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (d)		18,000	20,205

TOTAL CANADA			900,580

Cayman Islands - 0.2%
Ksa Sukuk Ltd. 3.628% 4/20/27 (b)		600,000	602,724
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		400,000	179,500

TOTAL CAYMAN ISLANDS			782,224

Georgia - 0.4%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		250,000	262,550
JSC BGEO Group 6% 7/26/23 (b)		600,000	603,750
JSC Georgian Railway 7.75% 7/11/22 (b)		600,000	659,502

TOTAL GEORGIA			1,525,802

Indonesia - 0.4%
PT Pertamina Persero:
4.875% 5/3/22 (b)		275,000	290,136
5.625% 5/20/43 (b)		200,000	205,896
6% 5/3/42 (b)		400,000	425,026
6.5% 5/27/41 (b)		700,000	787,553

TOTAL INDONESIA			1,708,611

Ireland - 0.3%
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	207,000
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		200,000	199,750
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (b)		425,000	474,445
6.902% 7/9/20 (b)		200,000	219,485

TOTAL IRELAND			1,100,680

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	342,265
Kazakhstan - 0.4%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		400,000	394,733
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		240,000	240,348
5.75% 4/19/47 (b)		290,000	282,779
6.375% 4/9/21 (b)		250,000	274,446
7% 5/5/20 (b)		200,000	219,555

TOTAL KAZAKHSTAN			1,411,861

Luxembourg - 0.6%
EVRAZ Group SA 5.375% 3/20/23 (b)		245,000	246,519
Kernel Holding SA 8.75% 1/31/22 (b)		400,000	424,000
MHP SA 7.75% 5/10/24 (b)(e)		200,000	202,600
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		300,000	324,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		400,000	416,800
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		400,000	400,580
VM Holding SA 5.375% 5/4/27 (b)		400,000	398,200

TOTAL LUXEMBOURG			2,412,699

Mexico - 0.8%
Petroleos Mexicanos:
4.7696% 3/11/22 (b)(d)		260,000	282,399
5.5% 6/27/44		305,000	267,638
6.375% 2/4/21		150,000	163,313
6.375% 1/23/45		300,000	293,670
6.5% 6/2/41		1,300,000	1,301,950
6.75% 9/21/47		400,000	406,520
6.875% 8/4/26		400,000	447,000

TOTAL MEXICO			3,162,490

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		450,000	484,528
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		275,000	297,688
Netherlands - 1.0%
Petrobras Global Finance BV:
6.85% 6/5/2115		965,000	859,333
7.25% 3/17/44		705,000	701,240
8.375% 5/23/21		325,000	368,063
8.75% 5/23/26		1,675,000	1,953,050

TOTAL NETHERLANDS			3,881,686

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,225,000	1,258,935
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		313,958	310,181
9.75% 8/14/19 (b)		750,000	796,875

TOTAL TRINIDAD & TOBAGO			1,107,056

Tunisia - 0.3%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	500,000	556,224
5.75% 1/30/25 (b)		600,000	588,600

TOTAL TUNISIA			1,144,824

Turkey - 0.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		700,000	738,956
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		200,000	200,500

TOTAL TURKEY			939,456

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	587,500
United Kingdom - 0.3%
Biz Finance PLC 9.625% 4/27/22 (b)		750,000	762,375
Petra Diamonds U.S. Treasury PLC 7.25% 5/1/22 (b)		400,000	418,000

TOTAL UNITED KINGDOM			1,180,375

United States of America - 0.4%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,275,000	1,326,000
8.625% 2/1/22		300,000	351,000

TOTAL UNITED STATES OF AMERICA			1,677,000

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	191,250
6% 5/16/24 (b)		1,000,000	391,250
6% 11/15/26 (Reg. S)		2,450,000	934,675
8.5% 10/27/20 (Reg. S)		1,750,000	1,371,125
9% 11/17/21 (Reg. S)		550,000	289,685
12.75% 2/17/22 (b)		600,000	373,440

TOTAL VENEZUELA			3,551,425

TOTAL NONCONVERTIBLE BONDS
(Cost $31,873,261)			32,598,254

Government Obligations - 19.3%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		250,000	261,815
Argentina - 1.5%
Argentine Republic:
0% 4/3/22 (d)	ARS	8,000,000	556,804
6.625% 7/6/28		150,000	153,345
6.875% 1/26/27		1,950,000	2,060,175
7.5% 4/22/26		1,960,000	2,164,722
7.82% 12/31/33	EUR	447,234	523,710
8.28% 12/31/33		315,459	352,525

TOTAL ARGENTINA			5,811,281

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (b)		325,000	341,640
7.15% 3/26/25 (b)		1,095,000	1,193,725

TOTAL ARMENIA			1,535,365

Barbados - 0.3%
Barbados Government 7% 8/4/22 (b)		1,313,000	1,066,813
Belarus - 0.3%
Belarus Republic 8.95% 1/26/18		1,125,000	1,164,992
Brazil - 0.4%
Brazilian Federative Republic:
5% 1/27/45		200,000	181,250
5.625% 2/21/47		200,000	198,000
7.125% 1/20/37		200,000	232,000
8.25% 1/20/34		500,000	635,025
12.25% 3/6/30		100,000	165,000

TOTAL BRAZIL			1,411,275

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		1,300,000	1,478,958
Colombia - 0.1%
Colombian Republic:
6.125% 1/18/41		100,000	115,000
7.375% 9/18/37		250,000	321,500

TOTAL COLOMBIA			436,500

Costa Rica - 0.3%
Costa Rican Republic:
4.375% 4/30/25 (b)		225,000	214,866
7.158% 3/12/45 (b)		1,100,000	1,144,000

TOTAL COSTA RICA			1,358,866

Croatia - 0.3%
Croatia Republic:
6% 1/26/24 (b)		850,000	946,220
6.375% 3/24/21 (b)		200,000	221,225

TOTAL CROATIA			1,167,445

Dominican Republic - 0.5%
Dominican Republic:
5.95% 1/25/27 (b)		125,000	130,843
6.6% 1/28/24 (b)		1,025,000	1,132,625
6.85% 1/27/45 (b)		350,000	372,313
7.45% 4/30/44 (b)		225,000	255,094

TOTAL DOMINICAN REPUBLIC			1,890,875

Ecuador - 0.1%
Ecuador Republic:
7.95% 6/20/24 (b)		200,000	191,000
9.65% 12/13/26 (b)		200,000	203,500
10.75% 3/28/22 (b)		200,000	217,000

TOTAL ECUADOR			611,500

Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (b)		200,000	197,308
Arab Republic of Egypt:
6.125% 1/31/22 (b)		600,000	623,850
7.5% 1/31/27 (b)		400,000	431,160
8.5% 1/31/47 (b)		1,100,000	1,197,075

TOTAL EGYPT			2,449,393

El Salvador - 0.6%
El Salvador Republic:
6.375% 1/18/27 (b)		400,000	357,000
7.625% 2/1/41 (b)		650,000	581,750
8.625% 2/28/29 (b)		1,260,000	1,272,600

TOTAL EL SALVADOR			2,211,350

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		1,250,000	1,234,375
Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		400,000	391,700
6.95% 6/16/25 (b)		550,000	544,544

TOTAL GABON			936,244

Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		400,000	396,200
9.25% 9/15/22 (b)		1,150,000	1,218,540
10.75% 10/14/30 (b)		600,000	723,900

TOTAL GHANA			2,338,640

Indonesia - 0.1%
Indonesian Republic 8.5% 10/12/35 (b)		400,000	573,234
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,250,000	1,117,188
Ivory Coast - 0.1%
Ivory Coast 5.375% 7/23/24 (b)		400,000	389,500
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		200,000	232,392
Jordan - 0.4%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	1,037,211
6.125% 1/29/26 (b)		400,000	408,640

TOTAL JORDAN			1,445,851

Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)		900,000	911,430
Kuwait - 0.3%
State of Kuwait 3.5% 3/20/27 (b)		1,025,000	1,048,167
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		197,000	196,367
5% 10/12/17		275,000	276,507
5.15% 6/12/18		1,400,000	1,421,000
5.15% 11/12/18		100,000	101,359
5.45% 11/28/19		700,000	712,782
6% 5/20/19		675,000	694,103
6.1% 10/4/22		965,000	989,974
6.375% 3/9/20		1,125,000	1,162,125
6.6% 11/27/26		570,000	575,871
6.65% 2/26/30 (Reg. S)		105,000	105,296

TOTAL LEBANON			6,235,384

Mexico - 0.7%
United Mexican States 10% 12/5/24	MXN	42,885,000	2,658,675
Mongolia - 0.3%
Mongolian People's Republic:
5.125% 12/5/22 (Reg. S)		400,000	382,017
8.75% 3/9/24 (b)		600,000	666,657

TOTAL MONGOLIA			1,048,674

Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		312,500	322,641
Nigeria - 0.1%
Republic of Nigeria 7.875% 2/16/32 (b)		400,000	434,400
Oman - 0.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		400,000	402,169
5.375% 3/8/27 (b)		335,000	349,519
6.5% 3/8/47 (b)		1,600,000	1,723,510

TOTAL OMAN			2,475,198

Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		200,000	211,600
8.25% 4/15/24 (b)		200,000	222,578
8.25% 9/30/25 (b)		200,000	224,544

TOTAL PAKISTAN			658,722

Paraguay - 0.2%
Republic of Paraguay:
4.7% 3/27/27 (b)		200,000	203,800
6.1% 8/11/44 (b)		435,000	468,713

TOTAL PARAGUAY			672,513

Poland - 0.3%
Polish Government 2.5% 7/25/27	PLN	4,500,000	1,067,230
Qatar - 0.4%
State of Qatar 9.75% 6/15/30 (Reg. S)		875,000	1,404,632
Romania - 0.1%
Romanian Republic 5.85% 4/26/23	RON	1,500,000	411,117
Russia - 0.3%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		200,000	211,062
Russian Federation:
5.625% 4/4/42 (b)		200,000	222,740
12.75% 6/24/28 (Reg. S)		425,000	753,556

TOTAL RUSSIA			1,187,358

Rwanda - 0.3%
Republic of Rwanda 6.625% 5/2/23 (b)		1,225,000	1,246,001
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia 3.25% 10/26/26 (b)		450,000	439,367
Saudi Arabia Kingdom of 4.5% 10/26/46 (b)		760,000	750,979

TOTAL SAUDI ARABIA			1,190,346

Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (b)		400,000	457,580
Serbia - 0.1%
Republic of Serbia 4.875% 2/25/20 (b)		400,000	417,000
South Africa - 0.0%
South African Republic 5.875% 9/16/25		200,000	216,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	205,000
6.85% 11/3/25 (b)		250,000	263,147

TOTAL SRI LANKA			468,147

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		1,725,000	1,742,250
Tanzania - 0.0%
United Republic of Tanzania 7.421% 3/9/20 (d)		133,334	140,643
Turkey - 1.2%
Turkish Republic:
4.875% 10/9/26		400,000	396,000
6% 3/25/27		900,000	963,000
6.25% 9/26/22		850,000	923,620
6.875% 3/17/36		250,000	283,313
7% 6/5/20		700,000	770,210
7.375% 2/5/25		100,000	116,011
8% 2/14/34		250,000	312,490
10.6% 2/11/26	TRY	1,940,000	559,560
11.875% 1/15/30		165,000	263,082

TOTAL TURKEY			4,587,286

Ukraine - 1.1%
Ukraine Government:
0% 5/31/40 (b)(d)		430,000	150,139
7.75% 9/1/19 (b)		1,200,000	1,224,048
7.75% 9/1/20 (b)		2,100,000	2,115,834
7.75% 9/1/21 (b)		400,000	398,768
7.75% 9/1/24 (b)		300,000	285,498

TOTAL UKRAINE			4,174,287

United States of America - 1.8%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.79% 5/18/17 to 7/20/17 (f)		780,000	779,446
U.S. Treasury Bonds 2.875% 11/15/46		6,270,000	6,161,498

TOTAL UNITED STATES OF AMERICA			6,940,944

Venezuela - 0.4%
Venezuelan Republic:
7% 12/1/18 (Reg. S)		200,000	140,740
7% 3/31/38		650,000	293,605
7.75% 10/13/19 (Reg. S)		300,000	180,510
9% 5/7/23 (Reg. S)		300,000	149,310
9.25% 9/15/27		650,000	346,970
9.25% 5/7/28 (Reg. S)		1,000,000	476,700
12.75% 8/23/22		325,000	199,973

TOTAL VENEZUELA			1,787,808

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		300,000	307,974
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	213,540
TOTAL GOVERNMENT OBLIGATIONS
(Cost $73,880,465)			75,549,799

Preferred Securities - 0.0%
Colombia - 0.0%
Colombia Telecomunicacines SA 8.5%(b)(d)(g)
(Cost $49,957)		55,000	55,128
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.85% (h)
(Cost $31,650,303)		31,645,712	31,652,041
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $364,463,646)			394,455,765
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(2,421,983)
NET ASSETS - 100%			$392,033,782

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
297 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	14,538,150	$148,060

The face value of futures purchased as a percentage of Net Assets is 3.7%

Currency Abbreviations

ARS – Argentine peso

EUR – European Monetary Unit

MXN – Mexican peso

PLN – Polish zloty

RON – Romanian leu

TRY – Turkish Lira

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,745,682 or 14.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $630,700.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,148
Fidelity Securities Lending Cash Central Fund	310
Total	$72,458

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,653,868	$27,665,019	$9,988,849	$--
Consumer Staples	18,050,705	18,050,705	--	--
Energy	17,737,819	14,855,100	2,882,719	--
Financials	57,787,501	45,939,828	11,847,673	--
Health Care	6,088,975	6,088,975	--	--
Industrials	14,842,598	14,842,598	--	--
Information Technology	57,929,736	38,793,185	19,136,551	--
Materials	18,302,819	18,302,819	--	--
Real Estate	6,246,878	6,246,878	--	--
Telecommunication Services	12,495,839	10,834,028	1,661,811	--
Utilities	7,463,805	6,328,405	1,135,400	--
Corporate Bonds	32,598,254	398,200	32,200,054	--
Government Obligations	75,549,799	--	75,549,799	--
Preferred Securities	55,128	--	55,128	--
Money Market Funds	31,652,041	31,652,041	--	--
Total Investments in Securities:	$394,455,765	$239,997,781	$154,457,984	$--
Derivative Instruments:
Assets
Futures Contracts	$148,060	$148,060	$--	$--
Total Assets	$148,060	$148,060	$--	$--
Total Derivative Instruments:	$148,060	$148,060	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,663,529
Level 2 to Level 1	$1,655,313

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$148,060	$0
Total Equity Risk	148,060	0
Total Value of Derivatives	$148,060	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	1.6%
AAA,AA,A	2.2%
BBB	3.2%
BB	4.4%
B	10.5%
CCC,CC,C	3.9%
Not Rated	1.6%
Equities	64.9%
Short-Term Investments and Net Other Assets	7.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $332,813,343)	$362,803,724
Fidelity Central Funds (cost $31,650,303)	31,652,041
Total Investments (cost $364,463,646)		$394,455,765
Cash		84,220
Foreign currency held at value (cost $712,275)		712,354
Receivable for investments sold		2,398,500
Receivable for fund shares sold		5,086,087
Dividends receivable		411,371
Interest receivable		1,912,716
Distributions receivable from Fidelity Central Funds		19,340
Receivable for daily variation margin for derivative instruments		49,005
Prepaid expenses		57
Other receivables		46,393
Total assets		405,175,808
Liabilities
Payable for investments purchased
Regular delivery	$11,241,376
Delayed delivery	200,000
Payable for fund shares redeemed	1,031,023
Accrued management fee	235,114
Distribution and service plan fees payable	20,944
Other affiliated payables	73,534
Other payables and accrued expenses	340,035
Total liabilities		13,142,026
Net Assets		$392,033,782
Net Assets consist of:
Paid in capital		$362,671,081
Undistributed net investment income		2,130,441
Accumulated undistributed net realized gain (loss) on investments		(2,684,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,916,941
Net Assets		$392,033,782
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,608,289 ÷ 1,951,354 shares)		$12.10
Maximum offering price per share (100/94.25 of $12.10)		$12.84
Class M:
Net Asset Value and redemption price per share ($4,091,918 ÷ 337,725 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class C:
Net Asset Value and offering price per share ($19,010,981 ÷ 1,578,616 shares)(a)		$12.04
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($180,949,088 ÷ 14,946,897 shares)		$12.11
Class I:
Net Asset Value, offering price and redemption price per share ($164,373,506 ÷ 13,587,382 shares)		$12.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,763,537
Interest		2,358,307
Income from Fidelity Central Funds		72,458
Income before foreign taxes withheld		4,194,302
Less foreign taxes withheld		(176,361)
Total income		4,017,941
Expenses
Management fee	$938,711
Transfer agent fees	293,974
Distribution and service plan fees	102,492
Accounting and security lending fees	61,070
Custodian fees and expenses	194,106
Independent trustees' fees and expenses	406
Registration fees	55,404
Audit	47,413
Legal	727
Miscellaneous	529
Total expenses before reductions	1,694,832
Expense reductions	(21,550)	1,673,282
Net investment income (loss)		2,344,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,090
Fidelity Central Funds	(461)
Futures contracts	814,419
Total net realized gain (loss)		885,048
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $161,553)	20,408,330
Assets and liabilities in foreign currencies	4,686
Futures contracts	133,740
Total change in net unrealized appreciation (depreciation)		20,546,756
Net gain (loss)		21,431,804
Net increase (decrease) in net assets resulting from operations		$23,776,463

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,344,659	$2,170,894
Net realized gain (loss)	885,048	(1,751,096)
Change in net unrealized appreciation (depreciation)	20,546,756	9,508,420
Net increase (decrease) in net assets resulting from operations	23,776,463	9,928,218
Distributions to shareholders from net investment income	(1,957,793)	(1,715,467)
Distributions to shareholders from net realized gain	(138,064)	–
Total distributions	(2,095,857)	(1,715,467)
Share transactions - net increase (decrease)	215,900,351	80,624,262
Redemption fees	86,599	36,372
Total increase (decrease) in net assets	237,667,556	88,873,385
Net Assets
Beginning of period	154,366,226	65,492,841
End of period	$392,033,782	$154,366,226
Other Information
Undistributed net investment income end of period	$2,130,441	$1,743,575

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.35	$11.56	$11.37	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.26	.28	.18	.18	.20
Net realized and unrealized gain (loss)	.80	.96	(1.30)	.19	.48	.68
Total from investment operations	.90	1.22	(1.02)	.37	.66	.88
Distributions from net investment income	(.12)	(.24)	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.13)	(.24)	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.10	$11.33	$10.35	$11.56	$11.37	$10.86
Total ReturnD,E,F	8.09%	12.13%	(8.92)%	3.30%	6.23%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.87%	1.93%	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.60%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%I	1.64%	1.64%	1.65%	1.62%	1.62%
Net investment income (loss)	1.84%I	2.47%	2.58%	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$23,608	$15,206	$10,164	$13,627	$18,837	$7,675
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.33	$11.54	$11.34	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.23	.25	.15	.15	.17
Net realized and unrealized gain (loss)	.80	.97	(1.30)	.19	.48	.68
Total from investment operations	.89	1.20	(1.05)	.34	.63	.85
Distributions from net investment income	(.09)	(.20)	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.10)	(.20)	(.16)	(.14)	(.14)C	(.01)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$12.12	$11.33	$10.33	$11.54	$11.34	$10.84
Total ReturnE,F,G	7.92%	11.92%	(9.18)%	3.04%	5.93%	8.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.95%J	2.22%	2.27%	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.88%J	1.90%	1.89%	1.90%	1.88%	1.87%
Net investment income (loss)	1.54%J	2.22%	2.33%	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,092	$3,019	$3,331	$5,277	$5,967	$5,823
Portfolio turnover rateK	35%J	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $1.24 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.25	$11.47	$11.29	$10.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.18	.20	.10	.09	.12
Net realized and unrealized gain (loss)	.80	.97	(1.30)	.19	.47	.69
Total from investment operations	.86	1.15	(1.10)	.29	.56	.81
Distributions from net investment income	(.06)	(.15)	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.07)	(.15)	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.04	$11.25	$10.25	$11.47	$11.29	$10.80
Total ReturnD,E,F	7.68%	11.36%	(9.68)%	2.56%	5.31%	8.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.34%I	2.62%	2.68%	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.34%I	2.40%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.32%I	2.39%	2.39%	2.40%	2.37%	2.37%
Net investment income (loss)	1.10%I	1.72%	1.83%	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$19,011	$10,710	$7,736	$10,104	$7,436	$5,824
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$10.38	$11.60	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.28	.31	.21	.21	.22
Net realized and unrealized gain (loss)	.79	.97	(1.31)	.19	.47	.69
Total from investment operations	.91	1.25	(1.00)	.40	.68	.91
Distributions from net investment income	(.14)	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.14)C	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$12.11	$11.34	$10.38	$11.60	$11.40	$10.89
Total ReturnE,F	8.23%	12.44%	(8.74)%	3.56%	6.44%	9.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.62%	1.72%	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38%I	1.39%	1.39%	1.40%	1.38%	1.38%
Net investment income (loss)	2.04%I	2.72%	2.83%	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$180,949	$104,332	$37,918	$45,763	$49,959	$81,416
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.37	$11.59	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.29	.31	.21	.20	.22
Net realized and unrealized gain (loss)	.80	.96	(1.31)	.18	.48	.69
Total from investment operations	.92	1.25	(1.00)	.39	.68	.91
Distributions from net investment income	(.14)	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.15)	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.10	$11.33	$10.37	$11.59	$11.40	$10.89
Total ReturnD,E	8.26%	12.48%	(8.74)%	3.51%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.54%	1.58%	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.27%H	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.26%H	1.39%	1.39%	1.40%	1.37%	1.37%
Net investment income (loss)	2.16%H	2.72%	2.83%	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$164,374	$21,099	$6,343	$4,773	$5,354	$2,287
Portfolio turnover rateI	35%H	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), defaulted bonds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$35,683,685
Gross unrealized depreciation	(6,508,852)
Net unrealized appreciation (depreciation) on securities	$29,174,833
Tax cost	$365,280,932

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,076,801)
Long-term	(482,739)
Total capital loss carryforward	$(2,559,540)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $814,419 and a change in net unrealized appreciation (depreciation) of $133,740 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,831,436 and $38,608,922, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25,687	$2,246
Class M	.25%	.25%	8,272	88
Class C	.75%	.25%	68,533	28,860
			$102,492	$31,194

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,174
Class M	1,544
Class C(a)	3,777
$20,495

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$23,277.23
Class M	5,488.33
Class C	15,347.22
Total Emerging Markets	187,352.29
Class I	62,510.18
	$293,974

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $904 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $332 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $310. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.90%	835
Total Emerging Markets	1.40%	2,265
		$3,100

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,875 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $1,831.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $744.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$195,255	$214,855
Class M	23,027	63,597
Class C	57,828	107,081
Total Emerging Markets	1,274,142	1,155,874
Class I	407,541	174,060
Total	$1,957,793	$1,715,467
From net realized gain
Class A	$14,644	$–
Class M	2,410	–
Class C	9,294	–
Total Emerging Markets	84,943	–
Class I	26,773	–
Total	$138,064	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,125,263	982,236	$24,122,900	$10,454,988
Reinvestment of distributions	19,523	21,375	207,918	212,465
Shares redeemed	(1,535,685)	(643,855)	(17,669,486)	(6,609,703)
Net increase (decrease)	609,101	359,756	$6,661,332	$4,057,750
Class M
Shares sold	117,904	99,943	$1,354,652	$1,053,182
Reinvestment of distributions	2,361	6,356	25,216	63,302
Shares redeemed	(49,032)	(162,291)	(556,768)	(1,643,320)
Net increase (decrease)	71,233	(55,992)	$823,100	$(526,836)
Class C
Shares sold	753,843	381,071	$8,593,757	$4,073,862
Reinvestment of distributions	6,299	10,753	66,954	106,882
Shares redeemed	(133,281)	(194,422)	(1,514,257)	(1,922,472)
Net increase (decrease)	626,861	197,402	$7,146,454	$2,258,272
Total Emerging Markets
Shares sold	8,320,653	7,221,843	$94,441,401	$77,958,709
Reinvestment of distributions	124,771	112,410	1,328,813	1,116,229
Shares redeemed	(2,697,559)	(1,787,997)	(29,872,845)	(18,222,997)
Net increase (decrease)	5,747,865	5,546,256	$65,897,369	$60,851,941
Class I
Shares sold	12,464,199	1,936,878	$143,914,514	$21,178,679
Reinvestment of distributions	38,174	14,612	405,784	144,954
Shares redeemed	(776,996)	(700,942)	(8,948,202)	(7,340,498)
Net increase (decrease)	11,725,377	1,250,548	$135,372,096	$13,983,135

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Emerging Markets Discovery Fund
Class A	1.70%
Actual		$1,000.00	$1,102.90	$8.86
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class M	1.95%
Actual		$1,000.00	$1,101.40	$10.16
Hypothetical-C		$1,000.00	$1,015.12	$9.74
Class C	2.45%
Actual		$1,000.00	$1,099.10	$12.75
Hypothetical-C		$1,000.00	$1,012.65	$12.23
Emerging Markets Discovery	1.45%
Actual		$1,000.00	$1,104.90	$7.57
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class I	1.42%
Actual		$1,000.00	$1,104.70	$7.41
Hypothetical-C		$1,000.00	$1,017.75	$7.10
Fidelity Total Emerging Markets Fund
Class A	1.60%
Actual		$1,000.00	$1,080.90	$8.26
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class M	1.90%
Actual		$1,000.00	$1,079.20	$9.80
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.34%
Actual		$1,000.00	$1,076.80	$12.05
Hypothetical-C		$1,000.00	$1,013.19	$11.68
Total Emerging Markets	1.40%
Actual		$1,000.00	$1,082.30	$7.23
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class I	1.27%
Actual		$1,000.00	$1,082.60	$6.56
Hypothetical-C		$1,000.00	$1,018.50	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EMD-TEK-SANN-0617
1.931240.105

Fidelity® International Growth Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	20.3%
Japan	11.7%
United Kingdom	11.5%
Switzerland	10.7%
Sweden	5.9%
Germany	4.8%
Spain	4.6%
Belgium	3.9%
Australia	3.6%
Other	23.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	23.5%
Japan	13.9%
Switzerland	12.4%
United Kingdom	8.7%
Spain	5.2%
Sweden	4.1%
Australia	4.0%
Belgium	4.0%
Germany	3.9%
Other	20.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	95.4
Short-Term Investments and Net Other Assets (Liabilities)	3.0	4.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA ( Reg. S) (Switzerland, Food Products)	5.7	5.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.4	3.5
CSL Ltd. (Australia, Biotechnology)	2.9	3.0
SAP AG (Germany, Software)	2.7	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	3.1
Visa, Inc. Class A (United States of America, IT Services)	2.4	2.4
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.3	2.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2	0.0
Inditex SA (Spain, Specialty Retail)	2.2	2.7
AIA Group Ltd. (Hong Kong, Insurance)	2.2	2.1
	28.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.0	19.8
Information Technology	18.1	16.2
Health Care	14.5	17.8
Industrials	14.0	11.1
Consumer Discretionary	10.7	12.7
Financials	10.7	9.2
Materials	6.9	5.4
Real Estate	2.1	2.5
Energy	0.6	0.3
Telecommunication Services	0.4	0.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.6%
CSL Ltd.	556,249	$55,209,627
Transurban Group unit	1,441,115	13,165,104

TOTAL AUSTRALIA		68,374,731

Austria - 1.7%
Andritz AG	410,121	22,681,234
Buwog-Gemeinnuetzige Wohnung	348,328	9,406,161

TOTAL AUSTRIA		32,087,395

Belgium - 3.9%
Anheuser-Busch InBev SA NV	566,391	63,872,122
KBC Groep NV	131,139	9,468,079

TOTAL BELGIUM		73,340,201

Brazil - 0.1%
Itau Unibanco Holding SA	141,900	1,522,696
Canada - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	176,600	8,122,009
Franco-Nevada Corp.	135,400	9,208,847
Pason Systems, Inc.	280,500	4,165,221
PrairieSky Royalty Ltd.	194,500	4,238,947

TOTAL CANADA		25,735,024

Cayman Islands - 1.1%
58.com, Inc. ADR (a)(b)	150,570	5,959,561
Alibaba Group Holding Ltd. sponsored ADR (a)	136,100	15,719,550

TOTAL CAYMAN ISLANDS		21,679,111

Denmark - 1.3%
Jyske Bank A/S (Reg.)	189,200	10,110,801
Novo Nordisk A/S Series B sponsored ADR	396,800	15,348,224

TOTAL DENMARK		25,459,025

Finland - 0.3%
Tikkurila Oyj	298,300	5,913,875
France - 0.9%
Essilor International SA	127,039	16,460,727
Germany - 4.8%
Bayer AG	319,400	39,520,370
SAP AG	515,925	51,678,167

TOTAL GERMANY		91,198,537

Hong Kong - 2.2%
AIA Group Ltd.	5,948,200	41,179,758
India - 1.0%
Housing Development Finance Corp. Ltd.	771,267	18,440,707
Ireland - 3.4%
CRH PLC sponsored ADR	1,025,166	37,234,029
James Hardie Industries PLC CDI	1,595,097	27,077,244

TOTAL IRELAND		64,311,273

Isle of Man - 0.5%
Playtech Ltd.	778,125	9,665,066
Israel - 0.2%
Azrieli Group	91,600	4,878,690
Italy - 1.1%
Azimut Holding SpA	234,600	4,579,452
Interpump Group SpA	589,926	15,647,466

TOTAL ITALY		20,226,918

Japan - 11.7%
Astellas Pharma, Inc.	928,700	12,246,871
DENSO Corp.	402,700	17,336,240
East Japan Railway Co.	205,500	18,349,827
Hoya Corp.	412,500	19,700,830
Keyence Corp.	99,924	40,157,840
Komatsu Ltd.	568,700	15,196,542
Misumi Group, Inc.	793,400	15,024,601
Mitsui Fudosan Co. Ltd.	563,000	12,371,101
Nintendo Co. Ltd.	32,400	8,199,325
Olympus Corp.	486,300	18,714,752
OSG Corp.	469,800	9,672,043
SHO-BOND Holdings Co. Ltd.	207,600	9,497,735
USS Co. Ltd.	1,385,600	24,486,495

TOTAL JAPAN		220,954,202

Kenya - 0.4%
Safaricom Ltd.	44,623,900	8,323,741
Korea (South) - 1.2%
BGFretail Co. Ltd.	154,843	14,904,455
NAVER Corp.	10,508	7,389,592

TOTAL KOREA (SOUTH)		22,294,047

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	97,255	8,756,840
Netherlands - 2.0%
ASML Holding NV (Netherlands) (b)	286,200	37,831,792
New Zealand - 0.3%
Auckland International Airport Ltd.	1,278,623	6,057,528
South Africa - 2.0%
Clicks Group Ltd.	937,084	9,412,387
Naspers Ltd. Class N	154,900	29,454,469

TOTAL SOUTH AFRICA		38,866,856

Spain - 4.6%
Amadeus IT Holding SA Class A	494,200	26,647,437
Hispania Activos Inmobiliarios SA	365,824	5,523,100
Inditex SA	1,083,159	41,543,754
Merlin Properties Socimi SA	412,400	4,880,855
Prosegur Compania de Seguridad SA (Reg.)	1,346,749	8,787,412

TOTAL SPAIN		87,382,558

Sweden - 5.9%
ASSA ABLOY AB (B Shares)	1,848,083	40,040,094
Atlas Copco AB (A Shares)	703,900	26,320,852
Fagerhult AB	360,544	14,877,991
Svenska Cellulosa AB (SCA) (B Shares)	463,900	15,366,789
Svenska Handelsbanken AB (A Shares)	1,038,920	14,744,024

TOTAL SWEDEN		111,349,750

Switzerland - 10.7%
Nestle SA (Reg. S)	1,409,029	108,524,129
Novartis AG	339,452	26,132,737
Roche Holding AG (participation certificate)	184,397	48,250,148
Schindler Holding AG:
(participation certificate)	77,451	15,824,913
(Reg.)	18,350	3,644,181

TOTAL SWITZERLAND		202,376,108

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,637,000	16,958,049
Turkey - 0.2%
Tupras Turkiye Petrol Rafinelleri A/S	143,012	3,603,534
United Kingdom - 11.5%
BAE Systems PLC	2,019,000	16,398,270
Berendsen PLC	798,873	8,681,136
British American Tobacco PLC (United Kingdom)	630,700	42,612,217
Elementis PLC	1,253,900	4,940,364
Howden Joinery Group PLC	775,100	4,648,101
Informa PLC	2,095,926	17,428,010
InterContinental Hotel Group PLC ADR (b)	611,546	32,283,513
Prudential PLC	1,422,174	31,563,535
Reckitt Benckiser Group PLC	465,145	42,857,319
Rightmove PLC	89,200	4,836,163
Shaftesbury PLC	377,933	4,562,129
Spectris PLC	178,700	6,388,082

TOTAL UNITED KINGDOM		217,198,839

United States of America - 17.3%
Alphabet, Inc. Class A (a)	32,736	30,265,087
Autoliv, Inc. (b)	168,569	16,888,928
Berkshire Hathaway, Inc. Class B (a)	134,184	22,168,539
China Biologic Products, Inc. (a)	80,266	9,471,388
Domino's Pizza, Inc.	36,290	6,582,643
Martin Marietta Materials, Inc.	84,900	18,694,131
MasterCard, Inc. Class A	320,100	37,234,032
Mohawk Industries, Inc. (a)	77,900	18,290,141
Molson Coors Brewing Co. Class B	103,400	9,915,026
Moody's Corp.	88,700	10,494,984
MSCI, Inc.	131,400	13,182,048
Philip Morris International, Inc.	252,808	28,021,239
PPG Industries, Inc.	80,700	8,864,088
PriceSmart, Inc.	82,600	7,182,070
ResMed, Inc.	181,700	12,353,783
S&P Global, Inc.	110,200	14,787,738
Sherwin-Williams Co.	51,600	17,269,488
Visa, Inc. Class A	500,160	45,624,595

TOTAL UNITED STATES OF AMERICA		327,289,948

TOTAL COMMON STOCKS
(Cost $1,516,974,032)		1,829,717,526

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $7,326,348)	549,500	6,796,796

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.85% (c)	50,237,817	50,247,865
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	57,874,220	57,880,007
TOTAL MONEY MARKET FUNDS
(Cost $108,126,129)		108,127,872
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,632,426,509)		1,944,642,194
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(51,311,106)
NET ASSETS - 100%		$1,893,331,088

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,265
Fidelity Securities Lending Cash Central Fund	213,214
Total	$341,479

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$204,294,193	$174,839,724	$29,454,469	$--
Consumer Staples	359,546,602	101,680,815	257,865,787	--
Energy	12,007,702	12,007,702	--	--
Financials	199,039,157	167,475,622	31,563,535	--
Health Care	273,409,457	147,259,331	126,150,126	--
Industrials	264,515,030	232,920,218	31,594,812	--
Information Technology	344,554,338	267,718,797	76,835,541	--
Materials	129,202,066	129,202,066	--	--
Real Estate	41,622,036	41,622,036	--	--
Telecommunication Services	8,323,741	8,323,741	--	--
Money Market Funds	108,127,872	108,127,872	--	--
Total Investments in Securities:	$1,944,642,194	$1,391,177,924	$553,464,270	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$83,144,029
Level 2 to Level 1	$68,746,581

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,483,263) — See accompanying schedule: Unaffiliated issuers (cost $1,524,300,380)	$1,836,514,322
Fidelity Central Funds (cost $108,126,129)	108,127,872
Total Investments (cost $1,632,426,509)		$1,944,642,194
Receivable for investments sold		180,933
Receivable for fund shares sold		3,979,764
Dividends receivable		10,653,819
Distributions receivable from Fidelity Central Funds		60,171
Prepaid expenses		1,119
Other receivables		35,395
Total assets		1,959,553,395
Liabilities
Payable for investments purchased	$1,952,761
Payable for fund shares redeemed	4,626,481
Accrued management fee	1,153,657
Distribution and service plan fees payable	89,645
Other affiliated payables	367,476
Other payables and accrued expenses	160,987
Collateral on securities loaned	57,871,300
Total liabilities		66,222,307
Net Assets		$1,893,331,088
Net Assets consist of:
Paid in capital		$1,668,374,707
Undistributed net investment income		9,046,431
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,206,991)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,116,941
Net Assets		$1,893,331,088
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($145,127,708 ÷ 12,036,905 shares)		$12.06
Maximum offering price per share (100/94.25 of $12.06)		$12.80
Class M:
Net Asset Value and redemption price per share ($31,273,302 ÷ 2,598,446 shares)		$12.04
Maximum offering price per share (100/96.50 of $12.04)		$12.48
Class C:
Net Asset Value and offering price per share ($59,007,661 ÷ 4,967,586 shares)(a)		$11.88
International Growth:
Net Asset Value, offering price and redemption price per share ($792,767,299 ÷ 65,313,782 shares)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($564,884,596 ÷ 46,619,452 shares)		$12.12
Class Z:
Net Asset Value, offering price and redemption price per share ($300,270,522 ÷ 24,754,795 shares)		$12.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$21,328,974
Income from Fidelity Central Funds		341,479
Income before foreign taxes withheld		21,670,453
Less foreign taxes withheld		(2,199,855)
Total income		19,470,598
Expenses
Management fee
Basic fee	$5,969,494
Performance adjustment	332,361
Transfer agent fees	1,800,689
Distribution and service plan fees	575,929
Accounting and security lending fees	386,286
Custodian fees and expenses	99,821
Independent trustees' fees and expenses	3,463
Registration fees	71,370
Audit	40,092
Legal	2,273
Interest	942
Miscellaneous	6,684
Total expenses before reductions	9,289,404
Expense reductions	(58,726)	9,230,678
Net investment income (loss)		10,239,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,972,827)
Fidelity Central Funds	4,505
Foreign currency transactions	(200,210)
Total net realized gain (loss)		(17,168,532)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,929)	204,960,200
Assets and liabilities in foreign currencies	142,461
Total change in net unrealized appreciation (depreciation)		205,102,661
Net gain (loss)		187,934,129
Net increase (decrease) in net assets resulting from operations		$198,174,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,239,920	$20,404,064
Net realized gain (loss)	(17,168,532)	(41,385,367)
Change in net unrealized appreciation (depreciation)	205,102,661	(23,170,403)
Net increase (decrease) in net assets resulting from operations	198,174,049	(44,151,706)
Distributions to shareholders from net investment income	(18,629,181)	(9,313,588)
Distributions to shareholders from net realized gain	–	(1,062,130)
Total distributions	(18,629,181)	(10,375,718)
Share transactions - net increase (decrease)	(4,209,196)	298,573,554
Redemption fees	6,819	63,422
Total increase (decrease) in net assets	175,342,491	244,109,552
Net Assets
Beginning of period	1,717,988,597	1,473,879,045
End of period	$1,893,331,088	$1,717,988,597
Other Information
Undistributed net investment income end of period	$9,046,431	$17,435,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$11.30	$11.01	$10.78	$8.91	$8.09
Income from Investment Operations
Net investment income (loss)A	.05	.12B	.07	.09	.08	.08
Net realized and unrealized gain (loss)	1.23	(.48)	.28	.18	1.88	.81
Total from investment operations	1.28	(.36)	.35	.27	1.96	.89
Distributions from net investment income	(.10)	(.05)	(.06)	(.03)	(.08)	(.06)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.10)	(.06)	(.06)	(.04)	(.09)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.06	$10.88	$11.30	$11.01	$10.78	$8.91
Total ReturnD,E,F	11.92%	(3.22)%	3.20%	2.54%	22.18%	11.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.27%	1.26%	1.35%	1.44%	1.58%
Expenses net of fee waivers, if any	1.28%I	1.27%	1.26%	1.35%	1.43%	1.45%
Expenses net of all reductions	1.28%I	1.27%	1.25%	1.34%	1.42%	1.44%
Net investment income (loss)	.99%I	1.05%B	.66%	.84%	.80%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$145,128	$221,861	$184,878	$119,017	$74,595	$21,874
Portfolio turnover rateJ	35%I	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.26	$10.96	$10.75	$8.89	$8.08
Income from Investment Operations
Net investment income (loss)A	.04	.08B	.04	.06	.05	.06
Net realized and unrealized gain (loss)	1.23	(.48)	.27	.18	1.88	.81
Total from investment operations	1.27	(.40)	.31	.24	1.93	.87
Distributions from net investment income	(.07)	(.01)	(.01)	(.02)	(.07)	(.05)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.07)	(.02)	(.01)	(.03)	(.07)C	(.06)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$12.04	$10.84	$11.26	$10.96	$10.75	$8.89
Total ReturnE,F,G	11.81%	(3.58)%	2.85%	2.21%	21.91%	10.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.61%	1.58%	1.65%	1.69%	1.85%
Expenses net of fee waivers, if any	1.61%J	1.61%	1.58%	1.65%	1.69%	1.70%
Expenses net of all reductions	1.60%J	1.61%	1.58%	1.65%	1.68%	1.69%
Net investment income (loss)	.67%J	.71%B	.33%	.53%	.54%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$31,273	$27,966	$28,833	$26,369	$23,118	$10,690
Portfolio turnover rateK	35%J	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.12	$10.87	$10.69	$8.84	$8.03
Income from Investment Operations
Net investment income (loss)A	.01	.03B	(.02)	.01	.01	.02
Net realized and unrealized gain (loss)	1.22	(.47)	.27	.18	1.87	.80
Total from investment operations	1.23	(.44)	.25	.19	1.88	.82
Distributions from net investment income	(.02)	–	–	–	(.02)	(.01)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	–	(.01)	(.03)	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.88	$10.67	$11.12	$10.87	$10.69	$8.84
Total ReturnE,F,G	11.51%	(3.98)%	2.30%	1.77%	21.29%	10.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.07%J	2.07%	2.06%	2.12%	2.19%	2.33%
Expenses net of fee waivers, if any	2.07%J	2.07%	2.06%	2.12%	2.18%	2.20%
Expenses net of all reductions	2.06%J	2.06%	2.05%	2.12%	2.17%	2.19%
Net investment income (loss)	.21%J	.26%B	(.15)%	.06%	.05%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$59,008	$52,738	$52,378	$32,737	$17,196	$5,648
Portfolio turnover rateK	35%J	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.38	$11.10	$10.84	$8.95	$8.12
Income from Investment Operations
Net investment income (loss)A	.07	.15B	.11	.13	.11	.11
Net realized and unrealized gain (loss)	1.23	(.47)	.26	.19	1.88	.81
Total from investment operations	1.30	(.32)	.37	.32	1.99	.92
Distributions from net investment income	(.13)	(.08)	(.09)	(.05)	(.10)	(.08)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.13)	(.09)	(.09)	(.06)	(.10)C	(.09)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$12.14	$10.97	$11.38	$11.10	$10.84	$8.95
Total ReturnE,F	12.04%	(2.87)%	3.36%	2.96%	22.48%	11.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	.99%	.97%	1.04%	1.13%	1.28%
Expenses net of fee waivers, if any	1.04%I	.99%	.97%	1.04%	1.13%	1.20%
Expenses net of all reductions	1.03%I	.98%	.96%	1.04%	1.11%	1.19%
Net investment income (loss)	1.24%I	1.34%B	.94%	1.14%	1.11%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$792,767	$1,038,771	$938,348	$635,607	$430,914	$149,526
Portfolio turnover rateJ	35%I	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .96%.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.36	$11.08	$10.84	$8.94	$8.12
Income from Investment Operations
Net investment income (loss)A	.07	.15B	.11	.13	.11	.10
Net realized and unrealized gain (loss)	1.24	(.47)	.27	.18	1.90	.81
Total from investment operations	1.31	(.32)	.38	.31	2.01	.91
Distributions from net investment income	(.14)	(.08)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.14)	(.09)	(.10)	(.07)	(.11)	(.09)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.12	$10.95	$11.36	$11.08	$10.84	$8.94
Total ReturnD,E	12.11%	(2.87)%	3.41%	2.84%	22.66%	11.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.98%	.98%	1.04%	1.11%	1.27%
Expenses net of fee waivers, if any	.98%H	.98%	.98%	1.04%	1.11%	1.20%
Expenses net of all reductions	.98%H	.98%	.97%	1.04%	1.09%	1.19%
Net investment income (loss)	1.29%H	1.34%B	.94%	1.14%	1.13%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$564,885	$359,676	$267,745	$121,554	$38,771	$3,992
Portfolio turnover rateI	35%H	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.08	.16C	.12	.14	.02
Net realized and unrealized gain (loss)	1.23	(.47)	.27	.19	.56
Total from investment operations	1.31	(.31)	.39	.33	.58
Distributions from net investment income	(.15)	(.09)	(.11)	(.06)	–
Distributions from net realized gain	–	(.01)	–	(.01)	–
Total distributions	(.15)	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$12.13	$10.97	$11.38	$11.10	$10.84
Total ReturnE,F	12.13%	(2.73)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.85%	.84%	.88%	.94%I
Expenses net of fee waivers, if any	.85%I	.85%	.84%	.88%	.94%I
Expenses net of all reductions	.85%I	.84%	.83%	.88%	.93%I
Net investment income (loss)	1.42%I	1.48%C	1.07%	1.30%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$300,271	$16,977	$897	$104	$106
Portfolio turnover rateJ	35%I	29%	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$336,166,927
Gross unrealized depreciation	(28,887,415)
Net unrealized appreciation (depreciation) on securities	$307,279,512
Tax cost	$1,637,362,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52,216,684)
Long-term	(20,639,087)
Total no expiration	$(72,855,771)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $300,726,925 and $291,854,565, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$236,193	$333
Class M	.25%	.25%	72,288	650
Class C	.75%	.25%	267,448	45,863
			$575,929	$46,846

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31,559
Class M	3,906
Class C(a)	3,165
$38,630

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$214,309.23
Class M	43,682.30
Class C	70,030.26
International Growth	1,083,060.23
Class I	364,859.18
Class Z	24,749.05
	$1,800,689

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $903 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,417,333	1.09%	$942

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $213,214. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51,424 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,229.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$1,997,030	$857,372
Class M	186,824	25,900
Class C	77,926	–
International Growth	11,653,320	6,508,406
Class I	4,492,180	1,913,593
Class Z	221,901	8,317
Total	$18,629,181	$9,313,588
From net realized gain
Class A	$–	$137,180
Class M	–	20,720
Class B	–	561
Class C	–	39,156
International Growth	–	667,539
Class I	–	196,266
Class Z	–	708
Total	$–	$1,062,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,569,091	9,759,153	$28,204,412	$106,168,466
Reinvestment of distributions	187,295	86,347	1,972,221	970,544
Shares redeemed	(11,113,473)	(5,818,948)	(123,912,979)	(63,754,387)
Net increase (decrease)	(8,357,087)	4,026,552	$(93,736,346)	$43,384,623
Class M
Shares sold	377,474	648,968	$4,110,523	$7,086,728
Reinvestment of distributions	17,518	4,067	184,470	45,714
Shares redeemed	(375,469)	(635,077)	(4,127,637)	(6,841,439)
Net increase (decrease)	19,523	17,958	$167,356	$291,003
Class B
Shares sold	–	1,881	$–	$19,626
Reinvestment of distributions	–	50	–	556
Shares redeemed	–	(73,599)	–	(781,848)
Net increase (decrease)	–	(71,668)	$–	$(761,666)
Class C
Shares sold	631,416	1,353,782	$6,910,249	$14,583,875
Reinvestment of distributions	7,327	3,485	76,279	38,678
Shares redeemed	(612,420)	(1,125,675)	(6,612,250)	(12,076,750)
Net increase (decrease)	26,323	231,592	$374,278	$2,545,803
International Growth
Shares sold	15,844,330	31,953,739	$175,694,906	$351,819,134
Reinvestment of distributions	929,056	515,203	9,838,706	5,821,794
Shares redeemed	(46,165,183)	(20,188,262)	(515,037,609)	(220,612,157)
Net increase (decrease)	(29,391,797)	12,280,680	$(329,503,997)	$137,028,771
Class I
Shares sold	22,964,654	22,905,807	$259,720,490	$249,584,348
Reinvestment of distributions	415,087	177,277	4,387,467	1,999,688
Shares redeemed	(9,605,092)	(13,798,950)	(106,156,960)	(151,305,009)
Net increase (decrease)	13,774,649	9,284,134	$157,950,997	$100,279,027
Class Z
Shares sold	30,358,998	1,706,835	$343,595,779	$18,446,844
Reinvestment of distributions	20,974	799	221,901	9,025
Shares redeemed	(7,172,969)	(238,655)	(83,279,164)	(2,649,876)
Net increase (decrease)	23,207,003	1,468,979	$260,538,516	$15,805,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.28%
Actual		$1,000.00	$1,119.20	$6.73
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class M	1.61%
Actual		$1,000.00	$1,118.10	$8.46
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.07%
Actual		$1,000.00	$1,115.10	$10.86
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Growth	1.04%
Actual		$1,000.00	$1,120.40	$5.47
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class I	.98%
Actual		$1,000.00	$1,121.10	$5.15
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class Z	.85%
Actual		$1,000.00	$1,121.30	$4.47
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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IGF-SANN-0617
1.912353.107

Fidelity Advisor® International Value Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® International Value Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	22.6%
United Kingdom	17.2%
France	15.3%
Germany	7.4%
Switzerland	7.0%
Australia	5.7%
Spain	4.2%
United States of America*	4.1%
Netherlands	3.8%
Other	12.7%

As of October 31, 2016
Japan	21.8%
United Kingdom	21.0%
France	14.4%
Switzerland	7.5%
Germany	6.3%
Australia	4.5%
United States of America*	4.4%
Netherlands	3.8%
Spain	3.4%
Other	12.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	1.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.0	3.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.5	2.4
Toyota Motor Corp. (Japan, Automobiles)	2.2	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	2.2
Sanofi SA (France, Pharmaceuticals)	2.0	1.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.9
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.7	0.0
Lloyds Banking Group PLC (United Kingdom, Banks)	1.7	1.1
BASF AG (Germany, Chemicals)	1.7	2.1
UBS Group AG (Switzerland, Capital Markets)	1.6	1.2
	20.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.5	29.2
Industrials	13.4	11.5
Health Care	9.6	10.9
Consumer Discretionary	8.5	10.5
Materials	7.7	8.8
Energy	7.4	8.2
Information Technology	5.2	4.9
Consumer Staples	4.8	6.3
Telecommunication Services	3.4	4.5
Utilities	1.8	3.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 5.7%
Australia & New Zealand Banking Group Ltd.	243,375	$5,970,156
Insurance Australia Group Ltd.	513,326	2,386,991
Macquarie Group Ltd.	36,371	2,532,818
Magellan Financial Group Ltd.	72,957	1,288,180
Westpac Banking Corp.	289,915	7,600,056

TOTAL AUSTRALIA		19,778,201

Bailiwick of Jersey - 0.7%
Wolseley PLC	39,492	2,509,999
Belgium - 1.4%
KBC Groep NV	67,347	4,862,373
Canada - 0.8%
Imperial Oil Ltd.	45,300	1,317,800
Potash Corp. of Saskatchewan, Inc.	85,600	1,443,546

TOTAL CANADA		2,761,346

Finland - 1.1%
Sampo Oyj (A Shares) (a)	77,234	3,700,923
France - 15.3%
Atos Origin SA	36,612	4,797,739
AXA SA (a)	181,621	4,845,676
Bouygues SA (a)	34,816	1,463,718
Capgemini SA	27,393	2,742,642
Compagnie de St. Gobain	59,400	3,206,104
Havas SA	220,503	2,039,006
Natixis SA	272,800	1,897,968
Sanofi SA	72,108	6,813,762
Societe Generale Series A	94,700	5,192,659
SR Teleperformance SA	20,600	2,588,406
Total SA	200,862	10,310,892
VINCI SA (a)	56,500	4,815,980
Vivendi SA	123,792	2,456,231

TOTAL FRANCE		53,170,783

Germany - 7.4%
Axel Springer Verlag AG	28,500	1,599,131
BASF AG	59,654	5,813,209
Brenntag AG	27,200	1,613,001
Deutsche Telekom AG	282,200	4,950,014
Fresenius SE & Co. KGaA	33,800	2,739,653
HeidelbergCement Finance AG	26,600	2,462,907
Linde AG	7,900	1,419,472
SAP AG	29,570	2,961,910
Vonovia SE	61,000	2,208,376

TOTAL GERMANY		25,767,673

Hong Kong - 0.9%
AIA Group Ltd.	184,000	1,273,843
Power Assets Holdings Ltd.	192,000	1,727,873

TOTAL HONG KONG		3,001,716

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,406,500	1,361,231
Ireland - 1.5%
Allergan PLC	6,280	1,531,441
CRH PLC	52,671	1,918,494
Medtronic PLC	23,000	1,911,070

TOTAL IRELAND		5,361,005

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,999	1,452,648
Italy - 1.0%
Intesa Sanpaolo SpA	1,173,100	3,424,399
Japan - 22.6%
AEON Financial Service Co. Ltd.	72,600	1,394,363
Astellas Pharma, Inc.	105,500	1,391,240
Dentsu, Inc.	19,600	1,104,176
East Japan Railway Co.	17,800	1,589,425
Hoya Corp.	64,900	3,099,597
Itochu Corp.	246,800	3,489,184
Japan Tobacco, Inc.	26,400	877,671
Kao Corp.	34,700	1,913,753
KDDI Corp.	150,400	3,987,717
Komatsu Ltd.	111,300	2,974,108
Makita Corp.	65,600	2,339,179
Mitsubishi UFJ Financial Group, Inc.	1,356,700	8,596,860
Nintendo Co. Ltd.	4,400	1,113,489
Nippon Telegraph & Telephone Corp.	71,300	3,055,608
Nomura Holdings, Inc.	440,000	2,644,237
OBIC Co. Ltd.	42,600	2,300,534
Olympus Corp.	66,000	2,539,942
ORIX Corp.	229,100	3,495,843
Panasonic Corp.	153,900	1,840,375
Recruit Holdings Co. Ltd.	51,200	2,585,835
Seven & i Holdings Co. Ltd.	57,800	2,442,144
Shin-Etsu Chemical Co. Ltd.	34,100	2,962,318
Shinsei Bank Ltd.	948,000	1,768,863
Sony Corp.	89,900	3,084,860
Sony Financial Holdings, Inc.	123,000	2,043,472
Subaru Corp.	49,600	1,874,099
Taiheiyo Cement Corp.	427,000	1,421,099
Tokio Marine Holdings, Inc.	71,900	3,026,282
Toyota Motor Corp.	144,000	7,793,394

TOTAL JAPAN		78,749,667

Netherlands - 3.8%
Akzo Nobel NV (a)	12,823	1,121,359
ING Groep NV (Certificaten Van Aandelen)	344,290	5,611,769
PostNL NV (a)	173,631	860,003
RELX NV	177,227	3,427,663
Wolters Kluwer NV	49,333	2,095,262

TOTAL NETHERLANDS		13,116,056

Norway - 0.9%
Statoil ASA (a)	193,419	3,185,397
Spain - 3.7%
Banco Santander SA (Spain)	743,100	4,846,230
CaixaBank SA	757,997	3,441,642
Iberdrola SA	653,088	4,696,721

TOTAL SPAIN		12,984,593

Sweden - 3.6%
Investor AB (B Shares)	67,551	3,088,006
Nordea Bank AB	443,800	5,461,506
Swedbank AB (A Shares)	117,842	2,792,616
Telefonaktiebolaget LM Ericsson (B Shares)	155,300	1,008,958

TOTAL SWEDEN		12,351,086

Switzerland - 7.0%
ABB Ltd. (Reg.)	152,660	3,740,821
Credit Suisse Group AG	101,487	1,547,775
Lafargeholcim Ltd. (Reg.)	40,520	2,296,812
Nestle SA (Reg. S)	28,149	2,168,050
Novartis AG	56,169	4,324,175
UBS Group AG	329,958	5,612,586
Zurich Insurance Group AG	17,430	4,823,551

TOTAL SWITZERLAND		24,513,770

United Kingdom - 17.2%
AstraZeneca PLC (United Kingdom)	80,729	4,834,814
Aviva PLC	716,341	4,871,416
BAE Systems PLC	479,829	3,897,160
BHP Billiton PLC	106,347	1,621,282
BP PLC	1,132,482	6,483,024
British American Tobacco PLC (United Kingdom)	36,400	2,459,307
Bunzl PLC	103,266	3,220,703
Compass Group PLC	170,939	3,451,397
HSBC Holdings PLC sponsored ADR (a)	77,043	3,171,860
Imperial Tobacco Group PLC	63,922	3,131,185
Informa PLC	350,099	2,911,138
ITV PLC	626,296	1,703,475
Lloyds Banking Group PLC	6,617,300	5,945,821
Micro Focus International PLC	89,200	2,989,964
Rio Tinto PLC	107,160	4,227,487
Royal Dutch Shell PLC Class B (United Kingdom)	55,823	1,485,281
Standard Chartered PLC (United Kingdom) (b)	371,475	3,469,941

TOTAL UNITED KINGDOM		59,875,255

United States of America - 3.0%
Amgen, Inc.	7,700	1,257,564
ConocoPhillips Co.	59,800	2,865,018
Constellation Brands, Inc. Class A (sub. vtg.)	8,400	1,449,336
Edgewell Personal Care Co. (b)	12,500	893,625
Molson Coors Brewing Co. Class B	17,000	1,630,130
S&P Global, Inc.	18,400	2,469,096

TOTAL UNITED STATES OF AMERICA		10,564,769

TOTAL COMMON STOCKS
(Cost $332,235,193)		342,492,890

Nonconvertible Preferred Stocks - 0.5%
Spain - 0.5%
Grifols SA Class B
(Cost $1,455,226)	93,000	1,985,070

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.85% (c)	1,416,079	1,416,362
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	23,197,646	23,199,966
TOTAL MONEY MARKET FUNDS
(Cost $24,616,581)		24,616,328
TOTAL INVESTMENT PORTFOLIO - 106.0%
(Cost $358,307,000)		369,094,288
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(20,966,081)
NET ASSETS - 100%		$348,128,207

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,267
Fidelity Securities Lending Cash Central Fund	84,398
Total	$89,665

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,857,282	$13,687,256	$16,170,026	$--
Consumer Staples	16,965,201	12,337,844	4,627,357	--
Energy	25,647,412	4,182,818	21,464,594	--
Financials	126,461,008	67,915,147	58,545,861	--
Health Care	33,880,976	16,516,985	17,363,991	--
Industrials	46,416,551	28,478,483	17,938,068	--
Information Technology	17,915,236	10,088,237	7,826,999	--
Materials	26,707,985	18,940,722	7,767,263	--
Real Estate	2,208,376	2,208,376	--	--
Telecommunication Services	11,993,339	--	11,993,339	--
Utilities	6,424,594	6,424,594	--	--
Money Market Funds	24,616,328	24,616,328	--	--
Total Investments in Securities:	$369,094,288	$205,396,790	$163,697,498	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,996,093
Level 2 to Level 1	$12,734,748

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,871,853) — See accompanying schedule: Unaffiliated issuers (cost $333,690,419)	$344,477,960
Fidelity Central Funds (cost $24,616,581)	24,616,328
Total Investments (cost $358,307,000)		$369,094,288
Cash		79,541
Foreign currency held at value (cost $2)		43
Receivable for investments sold		740,762
Receivable for fund shares sold		96,454
Dividends receivable		2,265,171
Distributions receivable from Fidelity Central Funds		30,800
Prepaid expenses		211
Other receivables		15,758
Total assets		372,323,028
Liabilities
Payable for investments purchased	$559,911
Payable for fund shares redeemed	126,078
Accrued management fee	199,004
Distribution and service plan fees payable	6,626
Other affiliated payables	61,947
Other payables and accrued expenses	40,080
Collateral on securities loaned	23,201,175
Total liabilities		24,194,821
Net Assets		$348,128,207
Net Assets consist of:
Paid in capital		$442,314,742
Undistributed net investment income		3,083,094
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,055,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,786,222
Net Assets		$348,128,207
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,147,115 ÷ 853,097 shares)		$8.38
Maximum offering price per share (100/94.25 of $8.38)		$8.89
Class M:
Net Asset Value and redemption price per share ($3,768,065 ÷ 449,988 shares)		$8.37
Maximum offering price per share (100/96.50 of $8.37)		$8.67
Class C:
Net Asset Value and offering price per share ($4,508,681 ÷ 538,636 shares)(a)		$8.37
International Value:
Net Asset Value, offering price and redemption price per share ($328,731,963 ÷ 39,262,758 shares)		$8.37
Class I:
Net Asset Value, offering price and redemption price per share ($3,972,383 ÷ 473,703 shares)		$8.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$5,735,107
Income from Fidelity Central Funds		89,665
Income before foreign taxes withheld		5,824,772
Less foreign taxes withheld		(436,028)
Total income		5,388,744
Expenses
Management fee
Basic fee	$1,149,903
Performance adjustment	(19,845)
Transfer agent fees	281,672
Distribution and service plan fees	39,868
Accounting and security lending fees	85,913
Custodian fees and expenses	44,362
Independent trustees' fees and expenses	668
Registration fees	68,696
Audit	33,941
Legal	2,075
Miscellaneous	1,280
Total expenses before reductions	1,688,533
Expense reductions	(24,627)	1,663,906
Net investment income (loss)		3,724,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(360,930)
Fidelity Central Funds	(1,186)
Foreign currency transactions	(96,383)
Total net realized gain (loss)		(458,499)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,464,934
Assets and liabilities in foreign currencies	43,937
Total change in net unrealized appreciation (depreciation)		29,508,871
Net gain (loss)		29,050,372
Net increase (decrease) in net assets resulting from operations		$32,775,210

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,724,838	$7,988,662
Net realized gain (loss)	(458,499)	(3,305,724)
Change in net unrealized appreciation (depreciation)	29,508,871	(18,037,363)
Net increase (decrease) in net assets resulting from operations	32,775,210	(13,354,425)
Distributions to shareholders from net investment income	(8,124,122)	(4,084,383)
Distributions to shareholders from net realized gain	(457,331)	–
Total distributions	(8,581,453)	(4,084,383)
Share transactions - net increase (decrease)	(2,808,549)	56,799,318
Redemption fees	342	637
Total increase (decrease) in net assets	21,385,550	39,361,147
Net Assets
Beginning of period	326,742,657	287,381,510
End of period	$348,128,207	$326,742,657
Other Information
Undistributed net investment income end of period	$3,083,094	$7,482,378

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.78	$8.27	$8.62	$8.96	$7.39	$7.02
Income from Investment Operations
Net investment income (loss)A	.08	.17	.13	.31B	.17	.20
Net realized and unrealized gain (loss)	.70	(.57)	(.20)	(.47)	1.64	.39
Total from investment operations	.78	(.40)	(.07)	(.16)	1.81	.59
Distributions from net investment income	(.17)	(.09)	(.28)	(.17)	(.20)	(.22)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.18)	(.09)	(.28)	(.18)	(.24)	(.22)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.38	$7.78	$8.27	$8.62	$8.96	$7.39
Total ReturnD,E,F	10.16%	(4.91)%	(.81)%	(1.76)%	25.24%	8.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.40%	1.37%	1.32%	1.39%	1.44%
Expenses net of fee waivers, if any	1.35%I	1.40%	1.37%	1.32%	1.39%	1.44%
Expenses net of all reductions	1.34%I	1.39%	1.36%	1.32%	1.36%	1.41%
Net investment income (loss)	1.92%I	2.19%	1.58%	3.44%B	2.08%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$7,147	$7,717	$8,956	$6,296	$6,191	$4,491
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$8.25	$8.60	$8.94	$7.38	$7.00
Income from Investment Operations
Net investment income (loss)A	.06	.15	.11	.28B	.15	.18
Net realized and unrealized gain (loss)	.70	(.58)	(.20)	(.46)	1.64	.40
Total from investment operations	.76	(.43)	(.09)	(.18)	1.79	.58
Distributions from net investment income	(.14)	(.06)	(.26)	(.15)	(.19)	(.20)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.15)	(.06)	(.26)	(.16)	(.23)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.76	$8.25	$8.60	$8.94	$7.38
Total ReturnD,E,F	9.98%	(5.24)%	(1.09)%	(1.99)%	24.86%	8.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.66%I	1.70%	1.66%	1.59%	1.66%	1.71%
Expenses net of fee waivers, if any	1.66%I	1.70%	1.66%	1.59%	1.65%	1.70%
Expenses net of all reductions	1.64%I	1.69%	1.65%	1.59%	1.63%	1.67%
Net investment income (loss)	1.62%I	1.89%	1.29%	3.17%B	1.81%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$3,768	$3,703	$4,086	$3,604	$3,758	$2,693
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$8.23	$8.59	$8.93	$7.38	$7.00
Income from Investment Operations
Net investment income (loss)A	.05	.11	.07	.24B	.11	.14
Net realized and unrealized gain (loss)	.69	(.57)	(.20)	(.45)	1.63	.41
Total from investment operations	.74	(.46)	(.13)	(.21)	1.74	.55
Distributions from net investment income	(.11)	(.02)	(.23)	(.11)	(.15)	(.17)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.12)	(.02)	(.23)	(.13)C	(.19)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.75	$8.23	$8.59	$8.93	$7.38
Total ReturnE,F,G	9.63%	(5.61)%	(1.58)%	(2.43)%	24.17%	8.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.13%J	2.17%	2.15%	2.07%	2.14%	2.19%
Expenses net of fee waivers, if any	2.13%J	2.17%	2.14%	2.07%	2.14%	2.19%
Expenses net of all reductions	2.12%J	2.17%	2.14%	2.07%	2.11%	2.16%
Net investment income (loss)	1.15%J	1.42%	.81%	2.69%B	1.33%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,509	$4,168	$4,502	$3,647	$3,231	$2,249
Portfolio turnover rateK	52%J	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.79	$8.29	$8.64	$8.97	$7.40	$7.03
Income from Investment Operations
Net investment income (loss)A	.09	.20	.16	.34B	.19	.22
Net realized and unrealized gain (loss)	.70	(.58)	(.19)	(.46)	1.65	.40
Total from investment operations	.79	(.38)	(.03)	(.12)	1.84	.62
Distributions from net investment income	(.20)	(.12)	(.32)	(.20)	(.22)	(.25)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.21)	(.12)	(.32)	(.21)	(.27)C	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.79	$8.29	$8.64	$8.97	$7.40
Total ReturnE,F	10.34%	(4.69)%	(.41)%	(1.34)%	25.57%	9.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.03%	1.02%	.96%	1.05%	1.13%
Expenses net of fee waivers, if any	.99%I	1.03%	1.02%	.96%	1.05%	1.13%
Expenses net of all reductions	.98%I	1.03%	1.01%	.95%	1.02%	1.10%
Net investment income (loss)	2.29%I	2.56%	1.93%	3.80%B	2.41%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$328,732	$309,199	$267,567	$192,789	$181,568	$128,983
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.80	$8.29	$8.65	$8.98	$7.41	$7.04
Income from Investment Operations
Net investment income (loss)A	.09	.19	.15	.33B	.19	.22
Net realized and unrealized gain (loss)	.70	(.58)	(.19)	(.45)	1.65	.40
Total from investment operations	.79	(.39)	(.04)	(.12)	1.84	.62
Distributions from net investment income	(.19)	(.10)	(.32)	(.19)	(.23)	(.25)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.20)	(.10)	(.32)	(.21)C	(.27)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.80	$8.29	$8.65	$8.98	$7.41
Total ReturnE,F	10.34%	(4.81)%	(.53)%	(1.41)%	25.64%	9.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.17%	1.14%	1.05%	1.07%	1.10%
Expenses net of fee waivers, if any	1.12%I	1.17%	1.14%	1.05%	1.07%	1.10%
Expenses net of all reductions	1.10%I	1.16%	1.13%	1.04%	1.04%	1.07%
Net investment income (loss)	2.16%I	2.42%	1.81%	3.71%B	2.39%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$3,972	$1,955	$1,969	$1,310	$239	$372
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of .014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$28,543,190
Gross unrealized depreciation	(18,515,633)
Net unrealized appreciation (depreciation) on securities	$10,027,557
Tax cost	$359,066,731

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	$(100,317,088)
No expiration
Short-term	$(6,030,826)
Total capital loss carryforward	$(106,347,914)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,165,131 and $93,403,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,309	$–
Class M	.25%	.25%	9,128	–
Class C	.75%	.25%	21,431	2,539
			$39,868	$2,539

Sales Loads. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,144
Class M	731
Class C(a)	501
$3,376

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,312.28
Class M	5,999.33
Class C	6,540.31
International Value	254,989.16
Class I	3,832.29
	$281,672

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $120 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $558 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, Total security lending income during the period amounted to $84,398, including $36 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,160 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,467.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$160,715	$95,726
Class M	64,948	30,318
Class B	–	141
Class C	57,557	10,293
International Value	7,786,373	3,924,604
Class I	54,529	23,301
Total	$8,124,122	$4,084,383
From net realized gain
Class A	$10,650	$–
Class M	5,031	–
Class C	5,917	–
International Value	432,576	–
Class I	3,157	–
Total	$457,331	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	116,678	238,095	$923,543	$1,848,202
Reinvestment of distributions	21,396	11,425	166,672	93,224
Shares redeemed	(276,809)	(340,144)	(2,196,972)	(2,620,114)
Net increase (decrease)	(138,735)	(90,624)	$(1,106,757)	$(678,688)
Class M
Shares sold	57,884	88,717	$457,214	$694,653
Reinvestment of distributions	8,935	3,669	69,695	29,980
Shares redeemed	(93,719)	(110,449)	(736,404)	(851,756)
Net increase (decrease)	(26,900)	(18,063)	$(209,495)	$(127,123)
Class B
Shares sold	–	2	$–	$14
Reinvestment of distributions	–	15	–	124
Shares redeemed	–	(36,263)	–	(277,663)
Net increase (decrease)	–	(36,246)	$–	$(277,525)
Class C
Shares sold	47,485	105,656	$372,008	$808,615
Reinvestment of distributions	7,631	1,181	59,598	9,659
Shares redeemed	(54,626)	(115,602)	(428,429)	(896,778)
Net increase (decrease)	490	(8,765)	$3,177	$(78,504)
International Value
Shares sold	1,089,831	10,653,545	$8,608,702	$82,568,730
Reinvestment of distributions	1,033,790	470,177	8,032,545	3,831,944
Shares redeemed	(2,538,371)	(3,741,188)	(19,917,454)	(28,527,423)
Net increase (decrease)	(414,750)	7,382,534	$(3,276,207)	$57,873,251
Class I
Shares sold	262,937	73,854	$2,096,088	$567,094
Reinvestment of distributions	6,933	2,528	54,005	20,650
Shares redeemed	(46,806)	(63,368)	(369,360)	(499,837)
Net increase (decrease)	223,064	13,014	$1,780,733	$87,907

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 69% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.35%
Actual		$1,000.00	$1,101.60	$7.03
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.66%
Actual		$1,000.00	$1,099.80	$8.64
Hypothetical-C		$1,000.00	$1,016.56	$8.30

Class C	2.13%
Actual		$1,000.00	$1,096.30	$11.07
Hypothetical-C		$1,000.00	$1,014.23	$10.64
International Value	.99%
Actual		$1,000.00	$1,103.40	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class I	1.12%
Actual		$1,000.00	$1,103.40	$5.84
Hypothetical-C		$1,000.00	$1,019.24	$5.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AFIV-SANN-0617
1.827501.110

Fidelity Flex℠ Funds Fidelity Flex℠ International Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	14.7%
Japan	13.2%
United Kingdom	11.0%
Switzerland	5.9%
France	5.7%
Canada	4.7%
Germany	4.5%
Sweden	3.5%
Australia	3.4%
Other	33.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

% of fund's net assets
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

Top Ten Stocks as of April 30, 2017

% of fund's net assets
WisdomTree India Earnings ETF (United States of America, Investment Companies)	2.8
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.4
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2
Naspers Ltd. Class N (South Africa, Media)	1.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.2
SAP AG (Germany, Software)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1
AIA Group Ltd. (Hong Kong, Insurance)	1.0
14.2

Top Market Sectors as of April 30, 2017

% of fund's net assets
Financials	18.9
Information Technology	13.9
Industrials	13.1
Consumer Staples	11.9
Health Care	9.8
Consumer Discretionary	9.6
Materials	8.4
Energy	3.8
Real Estate	2.0
Telecommunication Services	1.7

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
Australia - 3.4%
Adelaide Brighton Ltd.	224	$993
Amcor Ltd.	587	6,905
Australia & New Zealand Banking Group Ltd.	1,232	30,222
Beacon Lighting Group Ltd.	777	1,047
CSL Ltd.	515	51,116
DuluxGroup Ltd.	551	2,793
Imdex Ltd. (a)	2,316	1,075
Insurance Australia Group Ltd.	2,527	11,751
Macquarie Group Ltd.	179	12,465
Magellan Financial Group Ltd.	356	6,286
Quintis Ltd.	887	797
RCG Corp. Ltd.	2,211	1,374
Transurban Group unit	1,401	12,799
Westpac Banking Corp.	1,468	38,483

TOTAL AUSTRALIA		178,106

Austria - 0.7%
Andritz AG	438	24,223
Buwog-Gemeinnuetzige Wohnung	407	10,991

TOTAL AUSTRIA		35,214

Bailiwick of Jersey - 0.2%
Wolseley PLC	193	12,267
Belgium - 1.9%
Anheuser-Busch InBev SA NV	586	66,083
KBC Ancora (a)	70	3,329
KBC Groep NV	459	33,139

TOTAL BELGIUM		102,551

Bermuda - 0.0%
Vostok New Ventures Ltd. (depositary receipt) (a)	241	1,877
Brazil - 1.8%
BB Seguridade Participacoes SA	1,000	9,417
Cielo SA	1,200	9,111
Drogasil SA (a)	400	8,500
Equatorial Energia SA	400	7,245
Itau Unibanco Holding SA	700	7,512
Kroton Educacional SA	2,000	9,420
Qualicorp SA	1,100	7,832
Smiles SA	300	6,525
Ultrapar Participacoes SA	400	8,874
Vale SA sponsored ADR	1,500	12,870
Weg SA (a)	1,500	8,365

TOTAL BRAZIL		95,671

Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	917	42,174
Canadian National Railway Co.	460	33,250
Canadian Pacific Railway Ltd.	89	13,637
CCL Industries, Inc. Class B	121	28,011
Constellation Software, Inc.	54	24,698
Franco-Nevada Corp.	330	22,444
Imperial Oil Ltd.	946	27,520
New Look Vision Group, Inc.	60	1,253
Pason Systems, Inc.	862	12,800
Potash Corp. of Saskatchewan, Inc.	1,850	31,198
PrairieSky Royalty Ltd.	593	12,924
ShawCor Ltd. Class A	43	1,079
Tesco Corp. (a)	85	557

TOTAL CANADA		251,545

Cayman Islands - 3.2%
58.com, Inc. ADR (a)	100	3,958
Alibaba Group Holding Ltd. sponsored ADR (a)	517	59,714
Ctrip.com International Ltd. ADR (a)	254	12,830
NetEase, Inc. ADR	47	12,473
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	175	11,295
Shenzhou International Group Holdings Ltd.	1,000	6,582
Tencent Holdings Ltd.	2,000	62,667

TOTAL CAYMAN ISLANDS		169,519

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	228	8,105
China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,600	7,659
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,550	8,223
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,200	5,828
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,000	7,780
Kweichow Moutai Co. Ltd. (A Shares)	100	5,998
Midea Group Co. Ltd. Class A	1,500	7,324
Shanghai International Airport Co. Ltd. (A Shares)	1,600	7,950
Sinopharm Group Co. Ltd. (H Shares)	1,600	7,179
Wuliangye Yibin Co. Ltd. Class A	1,100	7,260
Yunnan Baiyao Group Co. Ltd.	500	6,201

TOTAL CHINA		71,402

Denmark - 0.6%
Jyske Bank A/S (Reg.)	239	12,772
Novo Nordisk A/S Series B sponsored ADR	391	15,124
Scandinavian Tobacco Group A/S	88	1,536
Spar Nord Bank A/S	208	2,358

TOTAL DENMARK		31,790

Finland - 0.5%
Sampo Oyj (A Shares)	388	18,592
Tikkurila Oyj	370	7,335

TOTAL FINLAND		25,927

France - 5.7%
Atos Origin SA	184	24,112
AXA SA	896	23,905
Bouygues SA	169	7,105
Capgemini SA	138	13,817
Compagnie de St. Gobain	299	16,138
Dassault Systemes SA	80	7,140
Elis SA	135	2,794
Essilor International SA	107	13,864
Havas SA	1,101	10,181
Laurent-Perrier Group SA	17	1,309
LVMH Moet Hennessy - Louis Vuitton SA	28	6,912
Natixis SA	1,374	9,559
Sanofi SA	357	33,734
Societe Generale Series A	477	26,155
SR Teleperformance SA	99	12,439
Total SA	981	50,358
Vetoquinol SA	33	1,812
VINCI SA	288	24,549
Virbac SA (a)	14	2,204
Vivendi SA	609	12,084

TOTAL FRANCE		300,171

Germany - 4.4%
Axel Springer Verlag AG	144	8,080
BASF AG	302	29,430
Bayer AG	292	36,130
Brenntag AG	125	7,413
CompuGroup Medical AG	127	6,253
CTS Eventim AG	115	4,430
Deutsche Telekom AG	1,418	24,873
Fielmann AG	23	1,758
Fresenius SE & Co. KGaA	170	13,779
HeidelbergCement Finance AG	130	12,037
Linde AG	39	7,008
Nexus AG	80	1,926
SAP AG	606	60,701
Symrise AG	110	7,701
Vonovia SE	302	10,933

TOTAL GERMANY		232,452

Greece - 0.1%
Titan Cement Co. SA (Reg.)	300	7,840
Hong Kong - 1.6%
AIA Group Ltd.	7,800	54,000
CSPC Pharmaceutical Group Ltd.	6,000	8,331
Guangdong Investment Ltd.	6,000	9,287
Power Assets Holdings Ltd.	1,000	8,999
Techtronic Industries Co. Ltd.	1,500	6,441

TOTAL HONG KONG		87,058

India - 0.2%
HDFC Bank Ltd. sponsored ADR	99	7,881
Indonesia - 0.8%
PT Bank Central Asia Tbk	9,500	12,651
PT Bank Rakyat Indonesia Tbk	18,120	17,537
PT Telkomunikasi Indonesia Tbk Series B	35,800	11,810

TOTAL INDONESIA		41,998

Ireland - 2.0%
Accenture PLC Class A	113	13,707
Allergan PLC	31	7,560
CRH PLC	300	10,927
CRH PLC sponsored ADR	933	33,887
James Hardie Industries PLC CDI	1,775	30,131
Medtronic PLC	113	9,389

TOTAL IRELAND		105,601

Isle of Man - 0.2%
Playtech Ltd.	958	11,899
Israel - 0.9%
Azrieli Group	132	7,030
Check Point Software Technologies Ltd. (a)	100	10,401
Elbit Systems Ltd. (Israel)	100	11,914
Frutarom Industries Ltd.	100	5,878
Ituran Location & Control Ltd.	98	3,067
Strauss Group Ltd.	132	2,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	225	7,106

TOTAL ISRAEL		47,717

Italy - 0.9%
Azimut Holding SpA	349	6,813
Beni Stabili SpA SIIQ	2,099	1,333
Interpump Group SpA	801	21,246
Intesa Sanpaolo SpA	5,826	17,007

TOTAL ITALY		46,399

Japan - 13.2%
AEON Financial Service Co. Ltd.	400	7,682
Ai Holdings Corp.	100	2,460
Artnature, Inc.	200	1,281
Asahi Co. Ltd.	100	1,280
Astellas Pharma, Inc.	1,400	18,462
Azbil Corp.	200	6,728
Broadleaf Co. Ltd.	100	649
Daiichikosho Co. Ltd.	100	4,337
Daikokutenbussan Co. Ltd.	100	4,781
DENSO Corp.	380	16,359
Dentsu, Inc.	91	5,127
East Japan Railway Co.	300	26,788
Funai Soken Holdings, Inc.	100	1,922
GCA Savvian Group Corp.	200	1,617
Goldcrest Co. Ltd.	200	3,552
Hoya Corp.	700	33,432
Itochu Corp.	1,200	16,965
Japan Tobacco, Inc.	95	3,158
Kao Corp.	200	11,030
KDDI Corp.	800	21,211
Keyence Corp.	100	40,188
Kobayashi Pharmaceutical Co. Ltd.	100	5,239
Komatsu Ltd.	1,100	29,394
Lasertec Corp.	200	2,603
Makita Corp.	300	10,697
Miroku Jyoho Service Co., Ltd.	100	1,895
Misumi Group, Inc.	900	17,043
Mitsubishi UFJ Financial Group, Inc.	6,915	43,818
Mitsui Fudosan Co. Ltd.	1,000	21,974
Nagaileben Co. Ltd.	200	4,607
ND Software Co. Ltd.	100	903
Nihon Parkerizing Co. Ltd.	400	5,135
Nippon Telegraph & Telephone Corp.	400	17,142
Nomura Holdings, Inc.	2,200	13,221
OBIC Co. Ltd.	300	16,201
Olympus Corp.	700	26,939
ORIX Corp.	1,200	18,311
OSG Corp.	600	12,353
Panasonic Corp.	762	9,112
Paramount Bed Holdings Co. Ltd.	100	4,194
ProNexus, Inc.	200	2,505
Recruit Holdings Co. Ltd.	300	15,151
San-Ai Oil Co. Ltd.	200	1,697
Seven & i Holdings Co. Ltd.	300	12,675
Shin-Etsu Chemical Co. Ltd.	204	17,722
Shinsei Bank Ltd.	5,000	9,329
SHO-BOND Holdings Co. Ltd.	360	16,470
Shoei Co. Ltd.	100	2,776
Sony Corp.	400	13,726
Sony Financial Holdings, Inc.	600	9,968
Subaru Corp.	195	7,368
Taiheiyo Cement Corp.	2,098	6,982
TKC Corp.	100	2,718
Tokio Marine Holdings, Inc.	400	16,836
Toyota Motor Corp.	800	43,297
USS Co. Ltd.	1,600	28,275
Welcia Holdings Co. Ltd.	100	3,220
Workman Co. Ltd.	100	2,924

TOTAL JAPAN		703,429

Kenya - 0.3%
Safaricom Ltd.	78,900	14,717
Korea (South) - 2.6%
BGFretail Co. Ltd.	279	26,855
Coway Co. Ltd.	99	8,746
Leeno Industrial, Inc.	25	936
LG Household & Health Care Ltd.	12	9,135
NAVER Corp.	27	18,987
Samsung Electronics Co. Ltd.	37	72,562

TOTAL KOREA (SOUTH)		137,221

Luxembourg - 0.1%
Eurofins Scientific SA	15	7,387
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	1,180	10,880
Consorcio ARA S.A.B. de CV	3,900	1,301
Embotelladoras Arca S.A.B. de CV	1,200	8,852
Fomento Economico Mexicano S.A.B. de CV:
unit	1,300	11,699
sponsored ADR	90	8,104
Gruma S.A.B. de CV Series B	600	8,012
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	800	8,227
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	460	8,729
Grupo Aeroportuario Norte S.A.B. de CV	1,200	6,659
Grupo Cementos de Chihuahua S.A.B. de CV	1,600	7,589
Grupo Mexico SA de CV Series B	3,300	9,706
Promotora y Operadora de Infraestructura S.A.B. de CV	765	8,162

TOTAL MEXICO		97,920

Netherlands - 2.2%
Akzo Nobel NV	64	5,597
ASML Holding NV (Netherlands)	300	39,656
ING Groep NV (Certificaten Van Aandelen)	1,744	28,426
PostNL NV	826	4,091
RELX NV	878	16,981
Takeaway.com Holding BV (b)	31	1,044
VastNed Retail NV	59	2,204
Wolters Kluwer NV	243	10,321
Yandex NV Series A (a)	263	7,169

TOTAL NETHERLANDS		115,489

New Zealand - 0.1%
Auckland International Airport Ltd.	1,163	5,510
Norway - 0.3%
Kongsberg Gruppen ASA	100	1,561
Skandiabanken ASA	104	930
Statoil ASA	898	14,789

TOTAL NORWAY		17,280

Philippines - 0.8%
Ayala Corp.	510	8,812
Ayala Land, Inc.	11,700	8,235
D&L Industries, Inc.	26,200	6,687
Jollibee Food Corp.	390	1,633
SM Investments Corp.	590	8,564
SM Prime Holdings, Inc.	13,800	8,200

TOTAL PHILIPPINES		42,131

Russia - 0.8%
Alrosa Co. Ltd. (a)	4,700	8,100
Magnit OJSC	61	9,404
NOVATEK OAO GDR (Reg. S)	77	9,332
Sberbank of Russia	5,620	16,324

TOTAL RUSSIA		43,160

South Africa - 2.6%
Aspen Pharmacare Holdings Ltd.	400	8,298
Bidcorp Ltd.	400	8,475
Capitec Bank Holdings Ltd.	100	5,706
Clicks Group Ltd.	1,118	11,230
Discovery Ltd.	800	8,010
FirstRand Ltd.	3,000	11,191
Mondi Ltd.	400	10,378
Naspers Ltd. Class N	340	64,652
Sanlam Ltd.	1,700	9,018

TOTAL SOUTH AFRICA		136,958

Spain - 3.1%
Amadeus IT Holding SA Class A	625	33,700
Banco Santander SA (Spain)	3,736	24,365
CaixaBank SA	3,730	16,936
Hispania Activos Inmobiliarios SA	485	7,322
Iberdrola SA	3,237	23,279
Inditex SA	1,021	39,160
Merlin Properties Socimi SA	567	6,711
Prosegur Compania de Seguridad SA (Reg.)	1,765	11,516

TOTAL SPAIN		162,989

Sweden - 3.5%
Addlife AB (a)	60	1,141
AddTech AB (B Shares)	128	2,305
ASSA ABLOY AB (B Shares)	2,026	43,895
Atlas Copco AB (A Shares)	620	23,184
Fagerhult AB	480	19,807
Investor AB (B Shares)	339	15,497
Lagercrantz Group AB (B Shares)	190	2,075
Loomis AB (B Shares)	67	2,432
Nordea Bank AB	2,230	27,443
Saab AB (B Shares)	71	3,521
Svenska Cellulosa AB (SCA) (B Shares)	424	14,045
Svenska Handelsbanken AB (A Shares)	973	13,809
Swedbank AB (A Shares)	580	13,745
Telefonaktiebolaget LM Ericsson (B Shares)	763	4,957

TOTAL SWEDEN		187,856

Switzerland - 5.9%
ABB Ltd. (Reg.)	768	18,819
Credit Suisse Group AG	503	7,671
Lafargeholcim Ltd. (Reg.)	201	11,393
Nestle SA (Reg. S)	1,448	111,526
Novartis AG	597	45,960
Roche Holding AG (participation certificate)	169	44,221
Schindler Holding AG:
(participation certificate)	71	14,507
(Reg.)	18	3,575
Tecan Group AG	10	1,707
UBS Group AG	1,663	28,288
Zurich Insurance Group AG	88	24,353

TOTAL SWITZERLAND		312,020

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	7,200	8,376
Thai Beverage PCL	11,400	7,548

TOTAL THAILAND		15,924

Turkey - 0.2%
Tofas Turk Otomobil Fabrikasi A/S	863	7,187
Tupras Turkiye Petrol Rafinelleri A/S	179	4,510

TOTAL TURKEY		11,697

United Kingdom - 11.0%
Alliance Pharma PLC	1,187	730
AstraZeneca PLC (United Kingdom)	403	24,135
Aviva PLC	3,588	24,400
Avon Rubber PLC	78	1,060
BAE Systems PLC	4,253	34,543
Berendsen PLC	1,021	11,095
BHP Billiton PLC	527	8,034
BP PLC	5,586	31,978
British American Tobacco PLC (United Kingdom)	860	58,105
Bunzl PLC	519	16,187
Compass Group PLC	858	17,324
Dechra Pharmaceuticals PLC	195	4,268
Domino's Pizza UK & IRL PLC	244	1,044
DP Poland PLC (a)	2,416	1,588
Elementis PLC	2,196	8,652
Great Portland Estates PLC	314	2,814
Howden Joinery Group PLC	1,308	7,844
HSBC Holdings PLC sponsored ADR	379	15,603
Imperial Tobacco Group PLC	315	15,430
Informa PLC	4,203	34,949
InterContinental Hotel Group PLC	133	7,056
InterContinental Hotel Group PLC ADR	633	33,416
ITV PLC	3,094	8,415
Just Eat Holding Ltd. (a)	199	1,487
Lloyds Banking Group PLC	33,489	30,091
NMC Health PLC	299	7,695
Prudential PLC	1,620	35,954
Reckitt Benckiser Group PLC	500	46,069
Rightmove PLC	142	7,699
Rio Tinto PLC	547	21,579
Royal Dutch Shell PLC Class B (United Kingdom)	277	7,370
Shaftesbury PLC	654	7,895
Spectris PLC	351	12,547
Spirax-Sarco Engineering PLC	112	7,543
Standard Chartered PLC (United Kingdom) (a)	1,841	17,197
Ultra Electronics Holdings PLC	107	2,899
Unilever PLC	133	6,843
Unite Group PLC	244	2,045

TOTAL UNITED KINGDOM		583,583

United States of America - 8.8%
A.O. Smith Corp.	118	6,358
Alphabet, Inc.:
Class A (a)	32	29,585
Class C (a)	7	6,342
Amazon.com, Inc. (a)	8	7,400
Amgen, Inc.	39	6,369
Amphenol Corp. Class A	94	6,797
Autoliv, Inc.	164	16,431
Berkshire Hathaway, Inc. Class B (a)	123	20,321
China Biologic Products, Inc. (a)	156	18,408
ConocoPhillips Co.	276	13,223
Constellation Brands, Inc. Class A (sub. vtg.)	41	7,074
Domino's Pizza, Inc.	34	6,167
Edgewell Personal Care Co. (a)	65	4,647
Facebook, Inc. Class A (a)	51	7,663
Martin Marietta Materials, Inc.	86	18,936
MasterCard, Inc. Class A	360	41,875
Mettler-Toledo International, Inc. (a)	14	7,188
Mohawk Industries, Inc. (a)	79	18,548
Molson Coors Brewing Co. Class B	173	16,589
Moody's Corp.	150	17,748
MSCI, Inc.	196	19,663
Philip Morris International, Inc.	317	35,136
PPG Industries, Inc.	72	7,908
PriceSmart, Inc.	98	8,521
ResMed, Inc.	184	12,510
S&P Global, Inc.	252	33,816
Sherwin-Williams Co.	69	23,093
The Walt Disney Co.	14	1,618
Visa, Inc. Class A	540	49,259

TOTAL UNITED STATES OF AMERICA		469,193

TOTAL COMMON STOCKS
(Cost $4,678,392)		4,937,454

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.9%
Ambev SA sponsored ADR	2,656	15,219
Itau Unibanco Holding SA	1,600	19,790
Itausa-Investimentos Itau SA (PN)	3,500	10,906

TOTAL BRAZIL		45,915

Germany - 0.1%
Sartorius AG (non-vtg.)	73	6,684
Spain - 0.2%
Grifols SA Class B	463	9,883
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $59,033)		62,482

Investment Companies - 2.8%
United States of America - 2.8%
WisdomTree India Earnings ETF
(Cost $135,934)	5,933	147,380

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (c)
(Cost $136,351)	136,323	136,351
TOTAL INVESTMENT PORTFOLIO - 99.5%
(Cost $5,009,710)		5,283,667
NET OTHER ASSETS (LIABILITIES) - 0.5%		28,517
NET ASSETS - 100%		$5,312,184

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$535
Total	$535

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$527,455	$372,432	$155,023	$--
Consumer Staples	629,375	340,749	288,626	--
Energy	197,011	92,516	104,495	--
Financials	992,042	645,298	346,744	--
Health Care	532,441	329,799	202,642	--
Industrials	683,648	564,076	119,572	--
Information Technology	742,426	600,284	142,142	--
Materials	455,736	415,196	40,540	--
Real Estate	101,239	101,239	--	--
Telecommunication Services	89,753	14,717	75,036	--
Utilities	48,810	48,810	--	--
Investment Companies	147,380	147,380	--	--
Money Market Funds	136,351	136,351	--	--
Total Investments in Securities:	$5,283,667	$3,808,847	$1,474,820	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,873,359)	$5,147,316
Fidelity Central Funds (cost $136,351)	136,351
Total Investments (cost $5,009,710)		$5,283,667
Cash		23,347
Foreign currency held at value (cost $88)		88
Receivable for investments sold		10,628
Dividends receivable		18,852
Distributions receivable from Fidelity Central Funds		159
Other receivables		236
Total assets		5,336,977
Liabilities
Payable for investments purchased	$24,789
Other payables and accrued expenses	4
Total liabilities		24,793
Net Assets		$5,312,184
Net Assets consist of:
Paid in capital		$5,000,000
Undistributed net investment income		33,673
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,383
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		274,128
Net Assets, for 500,000 shares outstanding		$5,312,184
Net Asset Value, offering price and redemption price per share ($5,312,184 ÷ 500,000 shares)		$10.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 7, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Investment Income
Dividends		$37,307
Income from Fidelity Central Funds		535
Income before foreign taxes withheld		37,842
Less foreign taxes withheld		(4,166)
Total income		33,676
Expenses
Commitment fee	$1
Independent trustees' fees and expenses	2
Total expenses		3
Net investment income (loss)		33,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,044
Foreign currency transactions	(661)
Total net realized gain (loss)		4,383
Change in net unrealized appreciation (depreciation) on: Investment securities	273,957
Assets and liabilities in foreign currencies	171
Total change in net unrealized appreciation (depreciation)		274,128
Net gain (loss)		278,511
Net increase (decrease) in net assets resulting from operations		$312,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 7, 2017 (commencement of operations) to April 30, 2017 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,673
Net realized gain (loss)	4,383
Change in net unrealized appreciation (depreciation)	274,128
Net increase (decrease) in net assets resulting from operations	312,184
Share transactions
Proceeds from sales of shares	5,000,000
Net increase (decrease) in net assets resulting from share transactions	5,000,000
Total increase (decrease) in net assets	5,312,184
Net Assets
Beginning of period	–
End of period	$5,312,184
Other Information
Undistributed net investment income end of period	$33,673
Shares
Sold	500,000
Net increase (decrease)	500,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Flex International Fund

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.07
Net realized and unrealized gain (loss)	.55
Total from investment operations	.62
Net asset value, end of period	$10.62
Total ReturnC	6.20%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G
Expenses net of fee waivers, if anyF	- %G
Expenses net of all reductionsF	- %G
Net investment income (loss)	4.31%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,312
Portfolio turnover rateH	4%I

 A For the period March 7, 2017 (commencement of operations) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Flex International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$304,455
Gross unrealized depreciation	(30,583)
Net unrealized appreciation (depreciation) on securities	$273,872
Tax cost	$5,009,795

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,046,623 and $178,309, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $65 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected as Commitment fee on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 7, 2017 to April 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Actual	- %B	$1,000.00	$1,062.00	$-C
Hypothetical-D		$1,000.00	$1,024.79	$-E

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 55/365 (to reflect the period March 7, 2017 to April 30, 2017.

 D 5% return per year before expenses

 E Hypothetical expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex International Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting,training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to retirement plans offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of the program fee. The Board noted that FMR pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted, however, that because the fund pays no advisory fees and FMR bears most expenses of the fund, economies of scale cannot be realized by the fund.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ZNL-SANN-0617
1.9881586.100

Fidelity Advisor® Emerging Markets Discovery Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Emerging Markets Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	2.0	0.0
Yandex NV Series A (Netherlands, Internet Software & Services)	1.9	0.9
Qingdao Haier Co. Ltd. (China, Household Durables)	1.6	1.2
Arvind Mills Ltd. (India, Textiles, Apparel & Luxury Goods)	1.4	0.7
Shangri-La Asia Ltd. (Bermuda, Hotels, Restaurants & Leisure)	1.3	1.1
	8.2

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.2	16.3
Information Technology	14.8	16.3
Industrials	11.3	11.5
Financials	9.9	12.5
Materials	9.4	9.1

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	12.3	9.1
United States of America	10.6	5.9
India	9.2	12.4
Cayman Islands	9.0	10.5
Brazil	8.9	7.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks and Equity Futures	95.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.9%

As of October 31, 2016
Stocks and Equity Futures	95.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.4%
	Shares	Value
Argentina - 0.6%
Grupo Superveille SA sponsored ADR	18,300	$310,917
Inversiones y Representaciones SA ADR (a)(b)	34,410	867,820

TOTAL ARGENTINA		1,178,737

Bailiwick of Guernsey - 0.3%
Etalon Group Ltd. GDR (Reg. S)	158,700	610,995
Bailiwick of Jersey - 0.5%
Atrium European Real Estate Ltd.	259,040	1,092,007
Bangladesh - 0.2%
BRAC Bank Ltd.	539,359	472,121
Bermuda - 2.1%
Credicorp Ltd. (United States)	2,600	399,516
PAX Global Technology Ltd.	1,248,000	773,347
Shangri-La Asia Ltd.	1,868,000	2,675,313
Tai Cheung Holdings Ltd.	456,000	429,130

TOTAL BERMUDA		4,277,306

Brazil - 8.0%
Arezzo Industria e Comercio SA	138,200	1,467,318
B2W Companhia Global do Varejo (a)	70,340	296,514
B2W Companhia Global do Varejo rights (a)	23,943	99,044
BM&F BOVESPA SA	51,300	307,246
BR Malls Participacoes SA	163,800	725,064
BR Properties SA (a)	163,600	486,566
BTG Pactual Participations Ltd. unit	71,700	419,938
Cia. Hering SA	139,400	967,089
Companhia de Saneamento de Minas Gerais	57,200	648,761
Cosan SA Industria e Comercio	92,900	1,086,158
Direcional Engenharia SA	260,300	500,254
Fibria Celulose SA	114,700	1,062,422
FPC Par Corretora de Seguros	57,500	342,386
Hypermarcas SA	196,438	1,860,376
Localiza Rent A Car SA	85,900	1,280,090
Minerva SA	166,300	529,176
QGEP Participacoes SA	687,000	1,376,576
Smiles SA	105,200	2,288,246
Tegma Gestao Logistica SA	208,900	858,227

TOTAL BRAZIL		16,601,451

British Virgin Islands - 0.2%
Dolphin Capital Investors Ltd. (a)	2,452,257	247,741
Mail.Ru Group Ltd. GDR (Reg. S) (a)	10,264	270,456

TOTAL BRITISH VIRGIN ISLANDS		518,197

Canada - 1.0%
Pan American Silver Corp.	60,900	1,021,293
Torex Gold Resources, Inc. (a)	64,570	1,093,629

TOTAL CANADA		2,114,922

Cayman Islands - 9.0%
51job, Inc. sponsored ADR (a)	25,600	1,049,344
58.com, Inc. ADR (a)	22,900	906,382
Airtac International Group	79,000	901,797
ASM Pacific Technology Ltd.	70,500	1,049,567
Boyaa Interactive International Ltd. (a)	563,000	287,350
Changyou.com Ltd. (A Shares) ADR (a)(b)	25,700	839,105
Cheetah Mobile, Inc. ADR (a)(b)	24,900	262,446
China State Construction International Holdings Ltd.	814,000	1,477,650
Geely Automobile Holdings Ltd.	550,000	742,445
Goodbaby International Holdings Ltd.	1,153,000	523,259
Haitian International Holdings Ltd.	657,000	1,609,907
IGG, Inc.	146,000	222,237
JA Solar Holdings Co. Ltd. ADR (a)(b)	27,200	190,672
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	25,400	440,436
Lee's Pharmaceutical Holdings Ltd.	518,500	514,610
Pico Far East Holdings Ltd.	2,750,000	1,113,668
Silicon Motion Technology Corp. sponsored ADR	5,100	247,605
SINA Corp.	3,100	238,111
Sinosoft Tech Group Ltd.	803,000	253,959
SITC International Holdings Co. Ltd.	1,915,000	1,371,313
Sunny Optical Technology Group Co. Ltd.	186,000	1,530,402
TPK Holding Co. Ltd. (a)	59,000	210,833
Uni-President China Holdings Ltd.	1,544,000	1,083,808
Vinda International Holdings Ltd.	516,000	1,048,140
Yirendai Ltd. sponsored ADR (a)(b)	7,300	182,208
YY, Inc. ADR (a)	7,700	377,069

TOTAL CAYMAN ISLANDS		18,674,323

Chile - 1.9%
Compania Cervecerias Unidas SA sponsored ADR	40,500	1,043,685
CorpBanca SA (a)	27,171,980	247,656
Empresas CMPC SA	264,175	613,646
Enersis SA	3,288,313	652,977
Inversiones La Construccion SA	19,581	264,051
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	26,500	942,075
Vina Concha y Toro SA	168,816	272,168

TOTAL CHILE		4,036,258

China - 4.8%
BBMG Corp. (H Shares)	1,772,000	949,975
China Longyuan Power Grid Corp. Ltd. (H Shares)	833,200	641,636
Huangshan Tourism Development Co. Ltd.	567,200	842,859
Qingdao Haier Co. Ltd.	1,882,254	3,328,451
Tong Ren Tang Technologies Co. Ltd. (H Shares)	1,022,000	1,721,213
TravelSky Technology Ltd. (H Shares)	330,000	869,722
Tsingtao Brewery Co. Ltd. (H Shares)	174,000	782,942
Zhengzhou Yutong Bus Co. Ltd.	304,634	890,017

TOTAL CHINA		10,026,815

Colombia - 0.3%
Bancolombia SA sponsored ADR	7,300	288,277
Organizacion Terpel SA	105,202	432,680

TOTAL COLOMBIA		720,957

Cyprus - 0.4%
Globaltrans Investment PLC GDR (Reg. S)	117,300	887,961
Egypt - 0.4%
Credit Agricole Egypt	208,180	407,133
Egyptian Kuwaiti Holding	667,700	420,651

TOTAL EGYPT		827,784

Greece - 1.2%
National Bank of Greece SA (a)	1,823,300	567,714
Titan Cement Co. SA (Reg.)	73,900	1,931,177

TOTAL GREECE		2,498,891

Hong Kong - 1.0%
China Resources Beer Holdings Co. Ltd.	522,000	1,256,287
Far East Horizon Ltd.	852,584	784,807

TOTAL HONG KONG		2,041,094

India - 9.2%
ACC Ltd.	3,939	99,658
Adani Ports & Special Economic Zone Ltd. (a)	280,199	1,428,235
Alembic Pharmaceuticals Ltd. (a)	175,899	1,675,404
Arvind Mills Ltd.	466,018	2,894,400
Deccan Cements Ltd.	44,951	887,169
Edelweiss Financial Services Ltd.	61,710	160,922
EIH Ltd. (a)	542,948	1,114,779
Federal Bank Ltd. (a)	509,137	852,125
Gujarat Gas Ltd. (a)	1,008	13,243
IDFC Ltd. (a)	383,973	368,504
Iifl Holdings Ltd.	53,750	401,098
JK Cement Ltd.	62,381	945,806
LIC Housing Finance Ltd.	57,619	599,492
Manappuram General Finance & Leasing Ltd.	573,259	833,272
Phoenix Mills Ltd.	133,337	857,389
Power Grid Corp. of India Ltd.	157,386	509,197
Solar Industries India Ltd.	105,537	1,315,888
Steel Authority of India Ltd. (a)	846,743	794,851
The Ramco Cements Ltd. (a)	85,612	915,245
Torrent Pharmaceuticals Ltd. (a)	90,300	1,992,738
VST Industries Ltd. (a)	10,013	474,757

TOTAL INDIA		19,134,172

Indonesia - 1.3%
PT Bank Danamon Indonesia Tbk Series A	1,323,300	482,500
PT Cikarang Listrindo Tbk	4,781,400	462,751
PT Indo Tambangraya Megah Tbk	231,700	332,453
PT Media Nusantara Citra Tbk	2,235,500	306,084
PT Pakuwon Jati Tbk	11,890,000	557,525
PT Panin Life Tbk (a)	28,314,200	497,076

TOTAL INDONESIA		2,638,389

Israel - 0.1%
Bezeq The Israel Telecommunication Corp. Ltd.	131,460	221,229
Japan - 0.1%
Rakuten, Inc.	25,000	255,887
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan GDR unit (a)	41,000	307,500
Kenya - 0.2%
KCB Group Ltd.	1,433,000	437,398
Korea (South) - 9.6%
AMOREPACIFIC Group, Inc.	6,236	720,846
BS Financial Group, Inc.	160,389	1,347,854
Com2uS Corp.	6,263	660,654
Daou Technology, Inc.	32,066	584,889
Dong A Eltek Co. Ltd.	8,503	175,277
DOUBLEUGAMES Co. Ltd.	13,477	649,209
Fila Korea Ltd.	28,827	1,758,609
Hanon Systems	102,638	763,289
Hyundai Fire & Marine Insurance Co. Ltd.	14,919	481,300
Hyundai Glovis Co. Ltd.	6,053	771,523
Hyundai HCN	141,419	486,066
Hyundai Industrial Development & Construction Co.	19,100	750,501
Hyundai Mipo Dockyard Co. Ltd. (a)	10,019	815,541
Hyundai Wia Corp.	13,737	783,695
KB Financial Group, Inc.	9,680	425,620
KEPCO Plant Service & Engineering Co. Ltd.	15,343	774,163
Korea Electric Power Corp.	14,957	596,347
Korea Express Co. Ltd. (a)	6,673	976,665
Korean Reinsurance Co.	42,656	423,710
Medy-Tox, Inc.	4,480	1,969,845
Minwise Co. Ltd.	26,163	443,869
MK Electron Co. Ltd.	38,844	296,725
NCSOFT Corp.	4,492	1,421,519
Nice Information & Telecom, Inc.	9,861	235,776
Samjin Pharmaceutical Co. Ltd.	39,142	1,164,695
Silicon Works Co. Ltd.	14,647	377,248
SundayToz Corp.	6,751	132,931

TOTAL KOREA (SOUTH)		19,988,366

Malaysia - 1.0%
Matrix Concepts Holdings Bhd	1,016,000	606,183
Top Glove Corp. Bhd	1,377,600	1,450,272

TOTAL MALAYSIA		2,056,455

Mexico - 3.7%
Gruma S.A.B. de CV Series B	97,330	1,299,681
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	130,400	1,341,041
Grupo Comercial Chedraui S.A.B. de CV	456,600	946,659
Industrias Penoles SA de CV	60,430	1,470,685
Macquarie Mexican (REIT)	399,272	437,550
Qualitas Controladora S.A.B. de CV	256,500	419,796
Tenedora Nemak SA de CV	1,374,400	1,452,866
Terrafina	217,900	367,618

TOTAL MEXICO		7,735,896

Netherlands - 2.2%
X5 Retail Group NV GDR (Reg. S) (a)	17,900	630,975
Yandex NV Series A (a)	143,900	3,922,714

TOTAL NETHERLANDS		4,553,689

Pakistan - 0.2%
Habib Bank Ltd.	133,700	351,739
Panama - 0.4%
Copa Holdings SA Class A	6,900	803,298
Philippines - 0.5%
Metro Pacific Investments Corp.	4,497,200	590,044
Robinsons Land Corp.	792,300	405,222

TOTAL PHILIPPINES		995,266

Poland - 0.1%
Asseco Poland SA	12,600	177,346
Romania - 0.2%
Banca Transilvania SA	497,264	329,334
Russia - 1.8%
Inter Rao Ues JSC (a)	12,651,004	900,012
Moscow Exchange MICEX-RTS OAO (a)	414,500	837,683
RusHydro PJSC (a)	103,912,000	1,633,643
Sistema JSFC	599,200	224,718
Sistema JSFC sponsored GDR	28,460	239,349

TOTAL RUSSIA		3,835,405

Singapore - 0.6%
First Resources Ltd.	856,800	1,149,841
South Africa - 1.8%
Bidvest Group Ltd.	111,500	1,330,866
EOH Holdings Ltd.	49,400	522,879
Imperial Holdings Ltd.	49,500	625,947
Pick 'n Pay Stores Ltd.	100,500	477,542
Reunert Ltd.	153,900	816,501

TOTAL SOUTH AFRICA		3,773,735

Sri Lanka - 0.5%
Dialog Axiata PLC	3,023,372	237,905
Hatton National Bank PLC	465,838	702,575

TOTAL SRI LANKA		940,480

Taiwan - 7.2%
Addcn Technology Co. Ltd.	26,000	193,991
Advantech Co. Ltd.	102,000	823,479
Alpha Networks, Inc.	550,000	446,762
Chipbond Technology Corp.	185,000	275,452
Cleanaway Co. Ltd.	160,000	910,565
CTCI Corp.	608,000	1,062,184
Cub Elecparts, Inc.	97,568	1,020,133
Elite Advanced Laser Corp.	92,000	404,857
eMemory Technology, Inc.	44,000	604,904
Everlight Electronics Co. Ltd.	319,000	501,357
FLEXium Interconnect, Inc.	137,356	509,012
Inventec Corp.	860,000	638,818
Largan Precision Co. Ltd.	2,000	331,866
Lite-On Technology Corp.	666,220	1,159,487
Powertech Technology, Inc.	172,000	538,941
Radiant Opto-Electronics Corp.	461,000	960,957
Soft-World International Corp.	143,000	326,473
St.Shine Optical Co. Ltd.	32,000	618,337
Sunrex Technology Corp.	461,000	289,050
Synnex Technology International Corp.	580,100	627,644
Tong Hsing Electronics Industries Ltd.	92,000	389,637
Tripod Technology Corp.	194,000	547,537
Universal Cement Corp.	451,568	389,965
Vanguard International Semiconductor Corp.	394,000	750,898
Yuanta Financial Holding Co. Ltd.	1,446,000	617,192

TOTAL TAIWAN		14,939,498

Thailand - 2.2%
Delta Electronics PCL (For. Reg.)	338,800	900,855
LPN Development PCL (For. Reg.)	940,000	317,861
PTT Global Chemical PCL (For. Reg.)	767,400	1,663,439
Sansiri PCL (For. Reg.)	5,400,000	327,746
Star Petroleum Refining PCL	3,766,500	1,436,931

TOTAL THAILAND		4,646,832

Turkey - 3.3%
Aksa Akrilik Kimya Sanayii	882,000	2,634,615
Aselsan A/S	283,000	1,556,044
Bim Birlesik Magazalar A/S JSC	71,000	1,160,363
Tupras Turkiye Petrol Rafinelleri A/S	57,828	1,457,117

TOTAL TURKEY		6,808,139

United Arab Emirates - 0.9%
Emaar Properties PJSC	934,134	1,826,050
National Bank of Ras Al-Khaimah PSC	115,100	143,209

TOTAL UNITED ARAB EMIRATES		1,969,259

United Kingdom - 1.7%
BGEO Group PLC	10,940	510,102
Mondi PLC	72,700	1,884,162
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(c)	181,300	900,780
TBC Bank Group PLC (a)	14,953	314,716

TOTAL UNITED KINGDOM		3,609,760

United States of America - 0.4%
Net 1 UEPS Technologies, Inc. (a)	32,800	355,224
The AES Corp.	47,800	540,618

TOTAL UNITED STATES OF AMERICA		895,842

Vietnam - 0.2%
FTP Corp.	163,990	334,924
TOTAL COMMON STOCKS
(Cost $153,174,412)		169,469,498

Nonconvertible Preferred Stocks - 4.0%
Brazil - 0.9%
Banco ABC Brasil SA	117,950	662,204
Banco do Estado Rio Grande do Sul SA	91,100	407,848
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (b)	43,600	399,812
Metalurgica Gerdau SA (PN) (a)	240,700	348,835

TOTAL BRAZIL		1,818,699

Korea (South) - 2.7%
Hyundai Motor Co. Series 2	48,580	4,240,499
LG Chemical Ltd.	5,800	927,918
Samsung Fire & Marine Insurance Co. Ltd.	2,791	440,387

TOTAL KOREA (SOUTH)		5,608,804

Russia - 0.4%
Sberbank of Russia (a)	404,100	893,114
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,753,380)		8,320,617
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.76% 5/11/17 to 6/22/17(d)
(Cost $979,028)	980,000	979,088
	Shares	Value

Money Market Funds - 14.8%
Fidelity Cash Central Fund, 0.85% (e)	29,397,836	29,403,716
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,551,815	1,551,970
TOTAL MONEY MARKET FUNDS
(Cost $30,954,612)		30,955,686
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $192,861,432)		209,724,889
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,460,844)
NET ASSETS - 100%		$208,264,045

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
412 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	20,167,400	$443,176

The face value of futures purchased as a percentage of Net Assets is 9.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $900,780 or 0.4% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,196.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$48,976
Fidelity Securities Lending Cash Central Fund	20,992
Total	$69,968

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,614,009	$33,614,009	$--	$--
Consumer Staples	12,876,870	12,876,870	--	--
Energy	5,689,235	5,689,235	--	--
Financials	20,971,507	19,077,393	1,894,114	--
Health Care	12,967,490	12,967,490	--	--
Industrials	23,663,433	23,663,433	--	--
Information Technology	30,665,068	30,665,068	--	--
Materials	19,257,838	19,257,838	--	--
Real Estate	10,162,467	10,162,467	--	--
Telecommunication Services	923,201	923,201	--	--
Utilities	6,998,997	6,402,650	596,347	--
Government Obligations	979,088	--	979,088	--
Money Market Funds	30,955,686	30,955,686	--	--
Total Investments in Securities:	$209,724,889	$206,255,340	$3,469,549	$--
Derivative Instruments:
Assets
Futures Contracts	$443,176	$443,176	$--	$--
Total Assets	$443,176	$443,176	$--	$--
Total Derivative Instruments:	$443,176	$443,176	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$443,176	$0
Total Equity Risk	443,176	0
Total Value of Derivatives	$443,176	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,516,131) — See accompanying schedule: Unaffiliated issuers (cost $161,906,820)	$178,769,203
Fidelity Central Funds (cost $30,954,612)	30,955,686
Total Investments (cost $192,861,432)		$209,724,889
Cash		174,898
Foreign currency held at value (cost $134,176)		134,160
Receivable for investments sold		633,326
Receivable for fund shares sold		2,083,452
Dividends receivable		351,679
Distributions receivable from Fidelity Central Funds		20,940
Receivable for daily variation margin for derivative instruments		67,980
Prepaid expenses		45
Other receivables		39,978
Total assets		213,231,347
Liabilities
Payable for investments purchased	$2,623,073
Payable for fund shares redeemed	398,643
Accrued management fee	130,320
Distribution and service plan fees payable	8,702
Other affiliated payables	33,120
Other payables and accrued expenses	221,569
Collateral on securities loaned	1,551,875
Total liabilities		4,967,302
Net Assets		$208,264,045
Net Assets consist of:
Paid in capital		$196,166,233
Undistributed net investment income		483,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,533,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,147,757
Net Assets		$208,264,045
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,008,987 ÷ 673,521 shares)		$13.38
Maximum offering price per share (100/94.25 of $13.38)		$14.20
Class M:
Net Asset Value and redemption price per share ($6,524,390 ÷ 490,018 shares)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($6,104,468 ÷ 466,608 shares)(a)		$13.08
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($145,323,553 ÷ 10,814,938 shares)		$13.44
Class I:
Net Asset Value, offering price and redemption price per share ($41,302,647 ÷ 3,067,270 shares)		$13.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,439,687
Interest		1,475
Income from Fidelity Central Funds		69,968
Income before foreign taxes withheld		1,511,130
Less foreign taxes withheld		(102,529)
Total income		1,408,601
Expenses
Management fee	$491,614
Transfer agent fees	124,250
Distribution and service plan fees	34,016
Accounting and security lending fees	30,258
Custodian fees and expenses	98,366
Independent trustees' fees and expenses	203
Registration fees	55,315
Audit	41,578
Legal	88
Miscellaneous	320
Total expenses before reductions	876,008
Expense reductions	(17,157)	858,851
Net investment income (loss)		549,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,306)	(422,857)
Fidelity Central Funds	(58)
Foreign currency transactions	(27,472)
Futures contracts	491,569
Total net realized gain (loss)		41,182
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $82,216)	12,864,578
Assets and liabilities in foreign currencies	(987)
Futures contracts	476,310
Total change in net unrealized appreciation (depreciation)		13,339,901
Net gain (loss)		13,381,083
Net increase (decrease) in net assets resulting from operations		$13,930,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$549,750	$715,896
Net realized gain (loss)	41,182	(2,841,874)
Change in net unrealized appreciation (depreciation)	13,339,901	10,693,560
Net increase (decrease) in net assets resulting from operations	13,930,833	8,567,582
Distributions to shareholders from net investment income	(659,806)	(490,717)
Distributions to shareholders from net realized gain	(485,420)	–
Total distributions	(1,145,226)	(490,717)
Share transactions - net increase (decrease)	109,579,250	6,360,074
Redemption fees	60,701	41,424
Total increase (decrease) in net assets	122,425,558	14,478,363
Net Assets
Beginning of period	85,838,487	71,360,124
End of period	$208,264,045	$85,838,487
Other Information
Undistributed net investment income end of period	$483,103	$593,159

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.27	$10.92	$12.17	$12.49	$11.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.09	.09C	.04	.08	.12
Net realized and unrealized gain (loss)	1.18	1.30	(1.34)	(.01)	.75	1.76
Total from investment operations	1.23	1.39	(1.25)	.03	.83	1.88
Distributions from net investment income	(.07)	(.05)	–	(.06)	(.04)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.13)	(.05)	–	(.36)	(.25)D	(.01)
Redemption fees added to paid in capitalB	.01	.01	–E	.01	.02	.02
Net asset value, end of period	$13.38	$12.27	$10.92	$12.17	$12.49	$11.89
Total ReturnF,G,H	10.29%	12.93%	(10.27)%	.31%	7.20%	19.00%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.79%K	1.89%	1.88%	1.82%	1.87%	3.49%
Expenses net of fee waivers, if any	1.70%K	1.70%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.69%K	1.70%	1.69%	1.70%	1.64%	1.64%
Net investment income (loss)	.76%K	.85%	.76%C	.29%	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$9,009	$5,252	$4,660	$4,362	$5,065	$1,671
Portfolio turnover rateL	42%K	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$10.86	$12.13	$12.44	$11.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.07	.06C	–D	.05	.10
Net realized and unrealized gain (loss)	1.18	1.28	(1.33)	–D	.74	1.75
Total from investment operations	1.21	1.35	(1.27)	–D	.79	1.85
Distributions from net investment income	(.04)	(.02)	–	(.02)	(.03)	–D
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.11)E	(.02)	–	(.32)	(.24)F	–D
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.31	$12.20	$10.86	$12.13	$12.44	$11.87
Total ReturnG,H,I	10.14%	12.58%	(10.47)%	.05%	6.87%	18.75%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.05%L	2.17%	2.16%	2.10%	2.19%	3.77%
Expenses net of fee waivers, if any	1.95%L	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.94%L	1.94%	1.94%	1.95%	1.89%	1.89%
Net investment income (loss)	.51%L	.60%	.51%C	.04%	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$6,524	$2,868	$2,015	$2,031	$1,914	$1,700
Portfolio turnover rateM	42%L	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 D Amount represents less than $.005 per share.

 E Total distributions of $.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.064 per share.

 F Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$10.69	$12.00	$12.35	$11.82	$10.00
Income from Investment Operations
Net investment income (loss)B	–	.01	–C,D	(.06)	(.02)	.04
Net realized and unrealized gain (loss)	1.17	1.26	(1.31)	–D	.74	1.76
Total from investment operations	1.17	1.27	(1.31)	(.06)	.72	1.80
Distributions from net investment income	(.01)	–	–	–	(.01)	–
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.07)	–	–	(.30)	(.21)	–
Redemption fees added to paid in capitalB	.01	.01	–E	.01	.02	.02
Net asset value, end of period	$13.08	$11.97	$10.69	$12.00	$12.35	$11.82
Total ReturnF,G,H	9.91%	11.97%	(10.92)%	(.42)%	6.32%	18.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.54%D	2.63%	2.64%	2.58%	2.70%	4.32%
Expenses net of fee waivers, if any	2.45%D	2.45%	2.45%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.44%D	2.44%	2.44%	2.45%	2.39%	2.39%
Net investment income (loss)	.01%D	.10%	.01%C	(.46)%	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$6,104	$2,203	$1,675	$1,750	$2,082	$1,474
Portfolio turnover rateK	42%D	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 D Annualized

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.33	$10.98	$12.21	$12.52	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.12	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	1.20	1.31	(1.35)	–D	.74	1.76
Total from investment operations	1.26	1.43	(1.23)	.07	.85	1.91
Distributions from net investment income	(.09)	(.09)	–	(.09)	(.07)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.16)E	(.09)	–	(.39)	(.27)	(.01)
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.44	$12.33	$10.98	$12.21	$12.52	$11.92
Total ReturnF,G	10.49%	13.19%	(10.07)%	.61%	7.37%	19.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J	1.55%	1.56%	1.48%	1.57%	3.02%
Expenses net of fee waivers, if any	1.45%J	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.44%J	1.44%	1.44%	1.45%	1.39%	1.39%
Net investment income (loss)	1.01%J	1.10%	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$145,324	$67,178	$61,601	$78,377	$96,731	$39,135
Portfolio turnover rateK	42%J	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.37	$11.02	$12.25	$12.53	$11.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.13	.12C	.07	.11	.15
Net realized and unrealized gain (loss)	1.20	1.30	(1.35)	–D	.75	1.76
Total from investment operations	1.26	1.43	(1.23)	.07	.86	1.91
Distributions from net investment income	(.10)	(.09)	–	(.06)	(.07)	(.01)
Distributions from net realized gain	(.06)	–	–	(.30)	(.20)	–
Total distributions	(.17)E	(.09)	–	(.36)	(.27)	(.01)
Redemption fees added to paid in capitalB	.01	.01	–D	.01	.02	.02
Net asset value, end of period	$13.47	$12.37	$11.02	$12.25	$12.53	$11.92
Total ReturnF,G	10.47%	13.16%	(10.04)%	.61%	7.45%	19.35%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.42%J	1.59%	1.54%	1.56%	1.60%	3.21%
Expenses net of fee waivers, if any	1.42%J	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.41%J	1.44%	1.43%	1.45%	1.39%	1.39%
Net investment income (loss)	1.04%J	1.10%	1.01%C	.54%	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$41,303	$8,337	$1,410	$481	$1,076	$1,825
Portfolio turnover rateK	42%J	60%	103%	148%	179%	83%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 D Amount represents less than $.005 per share.

 E Total distributions of $.17 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.064 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Emerging Markets Discovery and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$22,220,414
Gross unrealized depreciation	(5,873,253)
Net unrealized appreciation (depreciation) on securities	$16,347,161
Tax cost	$193,377,728

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,072,849)
Long-term	(1,665,778)
Total capital loss carryforward	$(4,738,627)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $491,569 and a change in net unrealized appreciation (depreciation) of $476,310 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,597,649 and $22,612,206, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$7,842	$255
Class M	.25%	.25%	9,842	75
Class C	.75%	.25%	16,332	5,802
			$34,016	$6,132

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,914
Class M	1,430
Class C(a)	81
$8,425

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,816.28
Class M	6,194.31
Class C	4,697.29
Emerging Markets Discovery	92,567.21
Class I	11,976.16
	$124,250

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $466 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,992, including $3 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$2,791
Class M	1.95%	1,965
Class C	2.45%	1,527
Emerging Markets Discovery	1.45%	3,202
		$9,485

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7,161 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $114.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $397.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$29,900	$22,428
Class M	10,789	4,316
Class C	1,070	–
Emerging Markets Discovery	534,294	453,104
Class I	83,753	10,869
Total	$659,806	$490,717
From net realized gain
Class A	$29,370	$–
Class M	15,653	–
Class C	12,406	–
Emerging Markets Discovery	375,874	–
Class I	52,117	–
Total	$485,420	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	404,988	131,085	$5,116,680	$1,473,088
Reinvestment of distributions	4,936	1,944	55,853	20,757
Shares redeemed	(164,598)	(131,586)	(2,061,812)	(1,425,583)
Net increase (decrease)	245,326	1,443	$3,110,721	$68,262
Class M
Shares sold	281,702	74,898	$3,530,517	$869,903
Reinvestment of distributions	2,312	389	26,067	4,146
Shares redeemed	(29,087)	(25,757)	(357,128)	(281,676)
Net increase (decrease)	254,927	49,530	$3,199,456	$592,373
Class C
Shares sold	303,778	58,882	$3,764,443	$655,298
Reinvestment of distributions	1,203	–	13,340	–
Shares redeemed	(22,310)	(31,638)	(274,573)	(342,535)
Net increase (decrease)	282,671	27,244	$3,503,210	$312,763
Emerging Markets Discovery
Shares sold	6,508,632	2,003,183	$82,481,962	$22,538,095
Reinvestment of distributions	74,929	39,922	850,905	427,569
Shares redeemed	(1,215,820)	(2,204,224)	(14,587,583)	(24,359,570)
Net increase (decrease)	5,367,741	(161,119)	$68,745,284	$(1,393,906)
Class I
Shares sold	3,016,643	642,732	$38,574,879	$7,808,576
Reinvestment of distributions	11,894	981	135,413	10,531
Shares redeemed	(635,470)	(97,475)	(7,689,713)	(1,038,525)
Net increase (decrease)	2,393,067	546,238	$31,020,579	$6,780,582

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.70%
Actual		$1,000.00	$1,102.90	$8.86
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class M	1.95%
Actual		$1,000.00	$1,101.40	$10.16
Hypothetical-C		$1,000.00	$1,015.12	$9.74
Class C	2.45%
Actual		$1,000.00	$1,099.10	$12.75
Hypothetical-C		$1,000.00	$1,012.65	$12.23
Emerging Markets Discovery	1.45%
Actual		$1,000.00	$1,104.90	$7.57
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class I	1.42%
Actual		$1,000.00	$1,104.70	$7.41
Hypothetical-C		$1,000.00	$1,017.75	$7.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEMD-SANN-0617
1.931253.105

Fidelity Advisor® Emerging Europe, Middle East, Africa (EMEA) Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
South Africa	41.3%
Russia	21.6%
United Arab Emirates	5.8%
Poland	5.6%
United Kingdom	4.1%
Romania	2.4%
Greece	1.9%
Nigeria	1.9%
Hungary	1.8%
Other*	13.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
South Africa	43.5%
Russia	22.0%
United Arab Emirates	5.2%
United Kingdom	3.7%
Romania	3.1%
Hungary	2.1%
Poland	2.0%
Netherlands	1.9%
Qatar	1.8%
Other*	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	99.3
Short-Term Investments and Net Other Assets (Liabilities)	0.5	0.7

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	8.3	8.3
Sberbank of Russia (Russia, Banks)	5.5	5.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.0	4.0
Lukoil PJSC (Russia, Oil, Gas & Consumable Fuels)	3.9	4.7
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.1	3.0
Standard Bank Group Ltd. (South Africa, Banks)	2.7	2.3
NOVATEK OAO (Russia, Oil, Gas & Consumable Fuels)	2.1	2.2
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	2.0	2.3
Remgro Ltd. (South Africa, Diversified Financial Services)	1.9	2.0
Surgutneftegas OJSC (Russia, Oil, Gas & Consumable Fuels)	1.8	1.5
	35.3

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	31.0
Consumer Discretionary	18.9	18.3
Energy	16.3	15.6
Materials	11.3	11.7
Consumer Staples	10.3	10.4
Industrials	4.6	5.9
Real Estate	2.7	2.6
Telecommunication Services	2.1	2.3
Health Care	1.7	1.5
Utilities	0.3	0.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2017, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Austria - 0.5%
Buwog-Gemeinnuetzige Wohnung	20,100	$542,775
Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	137,200	543,513
Wizz Air Holdings PLC (a)	13,888	317,484

TOTAL BAILIWICK OF JERSEY		860,997

Belgium - 0.6%
KBC Groep NV	8,912	643,436
Bermuda - 0.7%
Central European Media Enterprises Ltd. Class A (a)(b)	181,600	744,560
Botswana - 0.3%
First National Bank of Botswana Ltd. (a)	1,042,331	277,453
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	80,900	515,333
Canada - 0.6%
Detour Gold Corp. (a)	52,300	660,910
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	68,500	518,545
Estonia - 0.4%
Tallinna Kaubamaja AS	42,700	420,013
Greece - 1.9%
Fourlis Holdings SA (a)	100,000	522,864
Jumbo SA	26,536	418,843
Motor Oil (HELLAS) Corinth Refineries SA	37,800	641,103
Sarantis SA	37,800	475,989

TOTAL GREECE		2,058,799

Hungary - 1.8%
OTP Bank PLC	67,500	1,898,588
Israel - 1.1%
Bank Hapoalim BM (Reg.)	80,000	499,420
Elbit Systems Ltd. (Israel)	4,900	583,784
First International Bank of Israel	6,500	107,143

TOTAL ISRAEL		1,190,347

Kenya - 1.4%
British American Tobacco Kenya Ltd.	63,400	518,504
KCB Group Ltd.	1,685,600	514,500
Safaricom Ltd.	2,640,544	492,543

TOTAL KENYA		1,525,547

Lithuania - 0.3%
Apranga AB (a)	110,466	330,909
Luxembourg - 0.5%
Tenaris SA	32,000	499,901
Morocco - 0.1%
Douja Promotion Groupe Addoha SA	25,000	119,129
Netherlands - 0.9%
X5 Retail Group NV GDR (Reg. S) (a)	20,100	708,525
Yandex NV Series A (a)	10,000	272,600

TOTAL NETHERLANDS		981,125

Nigeria - 1.9%
Dangote Cement PLC	738,994	384,553
Guaranty Trust Bank PLC	3,000,000	261,463
Nigerian Breweries PLC	1,768,869	712,121
Zenith Bank PLC	13,652,978	665,781

TOTAL NIGERIA		2,023,918

Oman - 0.6%
BankMuscat SAOG (a)	575,400	600,807
Pakistan - 1.3%
Engro Corp. Ltd.	150,500	506,532
K-Electric Ltd. (a)	4,200,000	322,753
United Bank Ltd.	214,400	507,863

TOTAL PAKISTAN		1,337,148

Poland - 5.6%
Ambra SA	100,400	261,922
Fabryki Mebli Forte SA	22,000	449,448
Globe Trade Centre SA	260,000	616,622
Inter Cars SA	7,200	575,284
Kruk SA	7,600	560,322
LPP SA	560	1,001,856
NG2 SA	13,800	798,288
Orbis SA	25,500	571,896
Pfleiderer Grajewo SA	57,000	652,843
Quercus TFI SA (a)	269,800	452,078

TOTAL POLAND		5,940,559

Qatar - 1.1%
Qatar National Bank SAQ	30,037	1,186,203
Romania - 2.4%
Banca Transilvania SA	900,508	596,399
BRD-Groupe Societe Generale	505,088	1,459,263
Fondul Propietatea SA GDR	43,000	475,150

TOTAL ROMANIA		2,530,812

Russia - 18.2%
Alrosa Co. Ltd. (a)	727,200	1,253,244
Gazprom OAO (a)	1,749,673	4,203,118
Lukoil PJSC	16,600	822,544
Lukoil PJSC sponsored ADR	67,195	3,337,240
NOVATEK OAO	178,900	2,185,312
Novolipetsk Steel OJSC GDR (Reg. S)	28,800	547,200
Sberbank of Russia	2,004,320	5,821,664
Tatneft PAO (a)	165,800	1,097,979

TOTAL RUSSIA		19,268,301

Slovenia - 0.6%
Petrol d.d., Ljubljana	1,550	592,634
South Africa - 41.3%
African Rainbow Minerals Ltd.	80,900	511,537
AngloGold Ashanti Ltd.	112,100	1,283,761
ArcelorMittal South Africa Ltd. (a)	780,000	437,751
Aveng Ltd. (a)	1,189,200	506,336
AVI Ltd.	80,000	585,105
Barloworld Ltd.	74,200	668,612
Cashbuild Ltd. (a)	21,000	570,424
City Lodge Hotels Ltd.	55,300	615,412
Clicks Group Ltd.	139,954	1,405,745
Dis-Chem Pharmacies Pty Ltd.	312,000	575,497
DRDGOLD Ltd.	2,367,814	923,496
Exxaro Resources Ltd.	95,500	813,809
FirstRand Ltd.	877,100	3,271,794
Grindrod Ltd. (a)	633,200	569,531
Holdsport Ltd.	124,700	590,572
Hulamin Ltd.	1,096,900	568,816
Imperial Holdings Ltd.	79,000	998,987
KAP Industrial Holdings Ltd.	887,200	622,061
Kumba Iron Ore Ltd. (a)	24,000	312,595
Mr Price Group Ltd.	97,500	1,146,179
MTN Group Ltd.	102,350	968,835
Murray & Roberts Holdings Ltd.	499,000	522,757
Nampak Ltd. (a)	1,072,900	1,437,090
Naspers Ltd. Class N	46,400	8,823,034
Northam Platinum Ltd. (a)	125,400	466,365
Pioneer Foods Ltd.	61,400	757,452
Pretoria Portland Cement Co. Ltd. (a)	1,118,549	523,126
PSG Group Ltd.	86,600	1,639,819
Remgro Ltd.	123,700	2,053,436
RMB Holdings Ltd.	253,300	1,162,654
Sasol Ltd.	30,100	922,410
Shoprite Holdings Ltd.	135,600	2,128,810
Spar Group Ltd.	78,800	1,062,440
Spur Corp. Ltd.	241,500	562,920
Standard Bank Group Ltd.	252,914	2,807,769
Telkom SA Ltd.	153,000	856,147

TOTAL SOUTH AFRICA		43,673,084

Turkey - 0.3%
Migros Turk Ticaret A/S (a)	40,000	273,878
United Arab Emirates - 5.8%
Agthia Group PJSC	274,787	467,579
Aldar Properties PJSC	1,425,871	830,755
DP World Ltd.	30,000	613,200
Dubai Financial Market PJSC (a)	2,760,358	864,256
Dubai Islamic Bank Pakistan Ltd. (a)	522,528	835,077
Dubai Parks and Resorts PJSC (a)	2,538,210	666,859
Emaar Malls Group PJSC (a)	1,034,766	724,026
National Bank of Abu Dhabi PJSC (a)	398,375	1,193,064

TOTAL UNITED ARAB EMIRATES		6,194,816

United Kingdom - 4.1%
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (c)	90,625	638,441
Banque Saudi Fransi (HSBC Bank Warrant Program) warrants 3/24/20 (a)(c)	15,000	104,793
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/19/18 (c)	13,300	413,336
Fawaz Alhokair Group ELS (HSBC Bank Warrant Program) warrants 2/28/20 (a)(c)	16,500	149,766
Georgia Healthcare Group PLC (a)	107,500	494,281
Mediclinic International PLC	57,300	604,654
NMC Health PLC	23,749	611,195
The Savola Group ELS (HSBC Warrant Program) warrants 1/24/20 (c)	76,800	870,547
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	78,004	474,233

TOTAL UNITED KINGDOM		4,361,246

TOTAL COMMON STOCKS
(Cost $80,211,686)		101,771,773

Nonconvertible Preferred Stocks - 3.4%
Russia - 3.4%
Surgutneftegas OJSC (a)	3,572,400	1,914,570
Tatneft PAO (a)	410,800	1,718,139

TOTAL RUSSIA		3,632,709

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,156,715)		3,632,709

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)
(Cost $492,502)	492,462	492,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $83,860,903)		105,896,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,173)
NET ASSETS - 100%		$105,853,820

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,651,116 or 2.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,056
Fidelity Securities Lending Cash Central Fund	3,855
Total	$5,911

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$19,980,969	$11,157,935	$8,823,034	$--
Consumer Staples	10,868,913	10,868,913	--	--
Energy	17,233,715	9,793,582	7,440,133	--
Financials	33,006,518	24,533,738	8,472,780	--
Health Care	1,710,130	1,710,130	--	--
Industrials	4,922,310	4,922,310	--	--
Information Technology	272,600	272,600	--	--
Materials	11,935,742	8,806,075	3,129,667	--
Real Estate	2,833,307	2,833,307	--	--
Telecommunication Services	2,317,525	2,317,525	--	--
Utilities	322,753	322,753	--	--
Money Market Funds	492,511	492,511	--	--
Total Investments in Securities:	$105,896,993	$78,031,379	$27,865,614	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,212,485
Level 2 to Level 1	$773,474

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $476,558) — See accompanying schedule: Unaffiliated issuers (cost $83,368,401)	$105,404,482
Fidelity Central Funds (cost $492,502)	492,511
Total Investments (cost $83,860,903)		$105,896,993
Foreign currency held at value (cost $239,377)		240,294
Receivable for investments sold		1,519,020
Receivable for fund shares sold		89,807
Dividends receivable		220,007
Distributions receivable from Fidelity Central Funds		888
Prepaid expenses		61
Receivable from investment adviser for expense reductions		34,793
Other receivables		7,459
Total assets		108,009,322
Liabilities
Payable to custodian bank	$472,076
Payable for investments purchased	750,126
Payable for fund shares redeemed	271,597
Accrued management fee	70,171
Distribution and service plan fees payable	7,353
Other affiliated payables	27,476
Other payables and accrued expenses	64,203
Collateral on securities loaned	492,500
Total liabilities		2,155,502
Net Assets		$105,853,820
Net Assets consist of:
Paid in capital		$105,456,981
Undistributed net investment income		529,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,158,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,025,686
Net Assets		$105,853,820
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,915,775 ÷ 675,029 shares)		$8.76
Maximum offering price per share (100/94.25 of $8.76)		$9.29
Class M:
Net Asset Value and redemption price per share ($2,472,840 ÷ 282,883 shares)		$8.74
Maximum offering price per share (100/96.50 of $8.74)		$9.06
Class C:
Net Asset Value and offering price per share ($6,087,502 ÷ 698,550 shares)(a)		$8.71
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($82,668,067 ÷ 9,424,036 shares)		$8.77
Class I:
Net Asset Value, offering price and redemption price per share ($8,709,636 ÷ 994,407 shares)		$8.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,482,736
Income from Fidelity Central Funds		5,911
Income before foreign taxes withheld		1,488,647
Less foreign taxes withheld		(129,608)
Total income		1,359,039
Expenses
Management fee	$423,018
Transfer agent fees	137,897
Distribution and service plan fees	48,292
Accounting and security lending fees	27,553
Custodian fees and expenses	80,401
Independent trustees' fees and expenses	214
Registration fees	74,313
Audit	34,768
Legal	113
Miscellaneous	386
Total expenses before reductions	826,955
Expense reductions	(49,082)	777,873
Net investment income (loss)		581,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $47,553)	1,610,418
Fidelity Central Funds	(73)
Foreign currency transactions	(19,210)
Total net realized gain (loss)		1,591,135
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $9,392)	6,719,356
Assets and liabilities in foreign currencies	550
Total change in net unrealized appreciation (depreciation)		6,719,906
Net gain (loss)		8,311,041
Net increase (decrease) in net assets resulting from operations		$8,892,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$581,166	$1,751,403
Net realized gain (loss)	1,591,135	(6,335,400)
Change in net unrealized appreciation (depreciation)	6,719,906	12,445,434
Net increase (decrease) in net assets resulting from operations	8,892,207	7,861,437
Distributions to shareholders from net investment income	(1,167,439)	(1,323,710)
Share transactions - net increase (decrease)	(636,409)	9,065,893
Redemption fees	49,861	36,545
Total increase (decrease) in net assets	7,138,220	15,640,165
Net Assets
Beginning of period	98,715,600	83,075,435
End of period	$105,853,820	$98,715,600
Other Information
Undistributed net investment income end of period	$529,208	$1,115,481

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.13	$7.49	$9.04	$9.49	$8.71	$8.34
Income from Investment Operations
Net investment income (loss)A	.04	.14	.12	.13	.16	.18
Net realized and unrealized gain (loss)	.68	.61	(1.50)	(.46)	.85	.34
Total from investment operations	.72	.75	(1.38)	(.33)	1.01	.52
Distributions from net investment income	(.09)	(.11)	(.14)	(.12)	(.15)	(.15)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.09)	(.11)	(.17)B	(.12)	(.23)C	(.15)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.76	$8.13	$7.49	$9.04	$9.49	$8.71
Total ReturnE,F,G	8.86%	10.22%	(15.42)%	(3.48)%	11.75%	6.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.70%J	1.69%	1.61%	1.60%	1.64%	1.62%
Expenses net of fee waivers, if any	1.65%J	1.65%	1.61%	1.60%	1.63%	1.62%
Expenses net of all reductions	1.63%J	1.64%	1.60%	1.60%	1.62%	1.60%
Net investment income (loss)	.93%J	1.90%	1.51%	1.45%	1.82%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$5,916	$7,867	$5,788	$7,889	$10,883	$8,934
Portfolio turnover rateK	59%J	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.10	$7.44	$9.01	$9.46	$8.68	$8.31
Income from Investment Operations
Net investment income (loss)A	.03	.12	.10	.11	.14	.15
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.46)	.84	.35
Total from investment operations	.71	.73	(1.41)	(.35)	.98	.50
Distributions from net investment income	(.07)	(.07)	(.13)	(.10)	(.12)	(.13)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.07)	(.07)	(.16)B	(.10)	(.20)C	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.74	$8.10	$7.44	$9.01	$9.46	$8.68
Total ReturnE,F,G	8.81%	9.98%	(15.80)%	(3.67)%	11.42%	6.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.04%J	2.00%	1.92%	1.92%	1.93%	1.89%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.89%
Expenses net of all reductions	1.88%J	1.89%	1.89%	1.90%	1.88%	1.86%
Net investment income (loss)	.68%J	1.65%	1.22%	1.15%	1.55%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,473	$2,580	$2,003	$2,465	$3,465	$3,336
Portfolio turnover rateK	59%J	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.06	$7.39	$8.93	$9.39	$8.62	$8.24
Income from Investment Operations
Net investment income (loss)A	.01	.09	.06	.06	.09	.11
Net realized and unrealized gain (loss)	.67	.60	(1.48)	(.46)	.83	.35
Total from investment operations	.68	.69	(1.42)	(.40)	.92	.46
Distributions from net investment income	(.03)	(.02)	(.08)	(.06)	(.08)	(.08)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.03)	(.02)	(.12)	(.06)	(.15)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.71	$8.06	$7.39	$8.93	$9.39	$8.62
Total ReturnC,D,E	8.50%	9.33%	(16.08)%	(4.24)%	10.83%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.49%H	2.47%	2.41%	2.40%	2.42%	2.37%
Expenses net of fee waivers, if any	2.40%H	2.40%	2.40%	2.40%	2.40%	2.37%
Expenses net of all reductions	2.38%H	2.39%	2.39%	2.40%	2.38%	2.35%
Net investment income (loss)	.18%H	1.15%	.72%	.65%	1.05%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$6,088	$6,269	$4,104	$6,662	$6,782	$7,770
Portfolio turnover rateI	59%H	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$7.50	$9.08	$9.52	$8.75	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.16	.14	.16	.18	.20
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.47)	.84	.35
Total from investment operations	.73	.77	(1.37)	(.31)	1.02	.55
Distributions from net investment income	(.10)	(.13)	(.17)	(.13)	(.18)	(.17)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.10)	(.13)	(.21)	(.13)	(.25)	(.17)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.77	$8.14	$7.50	$9.08	$9.52	$8.75
Total ReturnC,D	9.08%	10.54%	(15.33)%	(3.21)%	11.90%	6.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G	1.46%	1.39%	1.37%	1.40%	1.37%
Expenses net of fee waivers, if any	1.40%G	1.40%	1.38%	1.37%	1.40%	1.37%
Expenses net of all reductions	1.38%G	1.39%	1.38%	1.37%	1.38%	1.34%
Net investment income (loss)	1.18%G	2.15%	1.74%	1.68%	2.05%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$82,668	$76,193	$67,521	$96,784	$110,265	$111,441
Portfolio turnover rateH	59%G	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$7.50	$9.08	$9.52	$8.75	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.17	.15	.16	.19	.21
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.46)	.84	.35
Total from investment operations	.73	.78	(1.36)	(.30)	1.03	.56
Distributions from net investment income	(.11)	(.14)	(.18)	(.14)	(.19)	(.18)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.11)	(.14)	(.22)	(.14)	(.26)	(.18)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.76	$8.14	$7.50	$9.08	$9.52	$8.75
Total ReturnC,D	9.05%	10.69%	(15.23)%	(3.09)%	12.05%	6.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.38%G	1.31%	1.25%	1.26%	1.30%	1.28%
Expenses net of fee waivers, if any	1.38%G	1.31%	1.25%	1.26%	1.30%	1.28%
Expenses net of all reductions	1.36%G	1.30%	1.24%	1.26%	1.28%	1.25%
Net investment income (loss)	1.21%G	2.24%	1.88%	1.79%	2.15%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,710	$5,807	$3,478	$5,596	$10,231	$8,586
Portfolio turnover rateH	59%G	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Emerging Europe, Middle East, Africa (EMEA), and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,314,719
Gross unrealized depreciation	(4,599,739)
Net unrealized appreciation (depreciation) on securities	$21,714,980
Tax cost	$84,182,013

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(4,750,173)
Long-term	(17,009,690)
Total no expiration	(21,759,863)
Total capital loss carryforward	$(23,384,568)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,479,227 and $30,847,538, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares except Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,770	$–
Class M	.25%	.25%	6,506	86
Class C	.75%	.25%	32,016	4,029
			$48,292	$4,115

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,522
Class M	504
Class C(a)	163
$2,189

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,693.25
Class M	4,312.33
Class C	9,301.29
Emerging Europe, Middle East, Africa (EMEA)	108,852.26
Class I	5,739.16
	$137,897

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $179 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,855. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$1,619
Class M	1.90%	1,769
Class C	2.40%	2,962
Emerging Europe, Middle East, Africa (EMEA)	1.40%	29,696
		$36,046

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,579 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $457.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$82,211	$80,414
Class M	22,957	18,230
Class B	–	201
Class C	25,148	9,270
Emerging Europe, Middle East, Africa (EMEA)	957,314	1,152,813
Class I	79,809	62,782
Total	$1,167,439	$1,323,710

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	255,779	455,903	$2,156,091	$3,437,125
Reinvestment of distributions	9,506	10,903	78,136	75,669
Shares redeemed	(557,881)	(272,430)	(4,775,375)	(1,968,300)
Net increase (decrease)	(292,596)	194,376	$(2,541,148)	$1,544,494
Class M
Shares sold	45,458	127,263	$372,968	$957,632
Reinvestment of distributions	2,795	2,627	22,945	18,230
Shares redeemed	(83,668)	(80,720)	(712,255)	(600,724)
Net increase (decrease)	(35,415)	49,170	$(316,342)	$375,138
Class B
Shares sold	–	6,222	$–	$48,688
Reinvestment of distributions	–	29	–	201
Shares redeemed	–	(30,363)	–	(224,475)
Net increase (decrease)	–	(24,112)	$–	$(175,586)
Class C
Shares sold	111,449	511,536	$940,063	$3,858,488
Reinvestment of distributions	2,631	776	21,571	5,381
Shares redeemed	(192,937)	(290,654)	(1,622,543)	(2,107,856)
Net increase (decrease)	(78,857)	221,658	$(660,909)	$1,756,013
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,531,494	3,096,394	$21,355,931	$23,505,412
Reinvestment of distributions	108,986	155,366	895,866	1,078,225
Shares redeemed	(2,571,477)	(2,896,341)	(21,803,358)	(21,342,473)
Net increase (decrease)	69,003	355,419	$448,439	$3,241,164
Class I
Shares sold	668,928	627,690	$5,750,136	$5,110,628
Reinvestment of distributions	9,024	7,594	74,090	52,629
Shares redeemed	(397,206)	(385,176)	(3,390,675)	(2,838,587)
Net increase (decrease)	280,746	250,108	$2,433,551	$2,324,670

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.65%
Actual		$1,000.00	$1,088.60	$8.54
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class M	1.90%
Actual		$1,000.00	$1,088.10	$9.84
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.40%
Actual		$1,000.00	$1,085.00	$12.41
Hypothetical-C		$1,000.00	$1,012.89	$11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,090.80	$7.26
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class I	1.38%
Actual		$1,000.00	$1,090.50	$7.15
Hypothetical-C		$1,000.00	$1,017.95	$6.90

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEME-SANN-0617
1.861993.108

Fidelity Advisor® Worldwide Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Worldwide Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	51.3%
United Kingdom	7.5%
Japan	6.8%
Germany	4.9%
France	3.5%
Netherlands	3.0%
Switzerland	2.4%
Canada	2.2%
Ireland	1.9%
Other	16.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	52.4%
Japan	7.1%
United Kingdom	5.5%
Germany	4.8%
Ireland	3.7%
France	3.6%
Canada	2.0%
Netherlands	2.0%
Switzerland	1.7%
Other	17.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	97.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.8	2.3
adidas AG (Germany, Textiles, Apparel & Luxury Goods)	2.7	1.8
Adobe Systems, Inc. (United States of America, Software)	2.6	3.3
Bank of America Corp. (United States of America, Banks)	2.6	0.0
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	2.5	3.4
Microsoft Corp. (United States of America, Software)	1.9	1.6
British American Tobacco PLC (United Kingdom, Tobacco)	1.7	0.3
S&P Global, Inc. (United States of America, Capital Markets)	1.5	3.3
IHS Markit Ltd. (Bermuda, Professional Services)	1.5	1.2
Activision Blizzard, Inc. (United States of America, Software)	1.4	0.8
	21.2

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	25.5
Financials	19.4	16.9
Industrials	14.3	11.8
Consumer Discretionary	13.5	12.9
Health Care	10.3	8.3
Consumer Staples	7.3	8.4
Materials	4.5	2.8
Energy	3.1	6.7
Telecommunication Services	1.6	1.4
Real Estate	1.1	2.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 0.9%
Altium Ltd.	99,765	$612,573
Australia & New Zealand Banking Group Ltd.	155,719	3,819,894
Bapcor Ltd.	597,660	2,340,570
Magellan Financial Group Ltd.	81,493	1,438,898
Ramsay Health Care Ltd.	65,163	3,498,534
Spark Infrastructure Group unit	1,160,368	2,163,520

TOTAL AUSTRALIA		13,873,989

Austria - 0.6%
ams AG	42,000	2,701,508
Erste Group Bank AG	85,200	3,045,970
Wienerberger AG	142,700	3,342,027

TOTAL AUSTRIA		9,089,505

Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	1,079,712	4,246,372
IWG PLC	416,421	1,752,343
Randgold Resources Ltd. sponsored ADR	13,010	1,144,750
Shire PLC	38,100	2,246,330
Wizz Air Holdings PLC (a)	34,000	777,250
Wolseley PLC	34,278	2,178,612

TOTAL BAILIWICK OF JERSEY		12,345,657

Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,411	1,512,363
KBC Groep NV	83,303	6,014,377

TOTAL BELGIUM		7,526,740

Bermuda - 1.5%
Axovant Sciences Ltd. (a)	5,000	121,200
IHS Markit Ltd. (a)	527,900	22,910,860

TOTAL BERMUDA		23,032,060

Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	51,100	2,350,140
Cenovus Energy, Inc.	228,100	2,274,232
Constellation Software, Inc.	5,800	2,652,734
First Quantum Minerals Ltd.	1,287,000	12,266,122
Franco-Nevada Corp.	15,400	1,049,048
PrairieSky Royalty Ltd. (b)	532,999	11,616,219
Suncor Energy, Inc.	39,400	1,234,777

TOTAL CANADA		33,443,272

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,000	3,465,000
Ctrip.com International Ltd. ADR (a)	17,500	883,925
Goodbaby International Holdings Ltd.	5,171,000	2,346,723
JD.com, Inc. sponsored ADR (a)	141,700	4,969,419
Melco Crown Entertainment Ltd. sponsored ADR	86,300	1,894,285
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	68,800	4,440,352

TOTAL CAYMAN ISLANDS		17,999,704

Chile - 0.2%
Vina San Pedro SA	306,277,514	2,982,902
China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	41,800	2,507,212
Shanghai International Airport Co. Ltd. (A Shares)	377,300	1,874,596
Wuliangye Yibin Co. Ltd. Class A	332,300	2,193,320

TOTAL CHINA		6,575,128

Denmark - 0.6%
Nets A/S (c)	103,400	1,880,757
NNIT A/S (a)	110,402	3,112,420
Novo Nordisk A/S Series B	49,780	1,938,277
Novozymes A/S Series B	38,200	1,650,350

TOTAL DENMARK		8,581,804

Finland - 0.2%
Sampo Oyj (A Shares) (b)	53,500	2,563,629
France - 3.5%
ALTEN	23,200	1,966,143
Altran Technologies SA	112,500	1,888,438
Amundi SA	70,020	4,606,876
Atos Origin SA	11,483	1,504,764
AXA SA	82,400	2,198,445
BNP Paribas SA	51,300	3,619,977
Capgemini SA	22,900	2,292,794
Cegedim SA (a)	35,010	974,003
Havas SA	315,012	2,912,937
Kaufman & Broad SA	19,500	764,689
Kering SA	9,000	2,789,643
Maisons du Monde SA	84,200	2,922,169
Rexel SA	98,400	1,757,869
Rubis	23,800	2,418,316
Societe Generale Series A	48,800	2,675,837
Sodexo SA	24,700	3,139,896
Total SA	202,457	10,392,773
VINCI SA	51,500	4,389,787

TOTAL FRANCE		53,215,356

Germany - 4.9%
adidas AG	205,300	41,126,162
Aumann AG	5,500	361,746
Axel Springer Verlag AG	43,237	2,426,021
Deutsche Borse AG	9,362	916,293
Deutsche Post AG	111,581	4,010,647
Deutsche Telekom AG	112,300	1,969,832
Fresenius SE & Co. KGaA	29,600	2,399,222
Henkel AG & Co. KGaA	23,400	2,731,213
Nexus AG	47,000	1,131,456
Rational AG	6,400	3,215,962
SAP AG	117,326	11,752,081
Wirecard AG (b)	38,000	2,243,936

TOTAL GERMANY		74,284,571

Greece - 0.1%
Ff Group (a)	59,300	1,262,196
Hong Kong - 0.2%
AIA Group Ltd.	315,800	2,186,303
Techtronic Industries Co. Ltd.	231,000	991,907

TOTAL HONG KONG		3,178,210

India - 1.3%
Avenue Supermarts Ltd.	1,642	18,811
Bharti Infratel Ltd.	567,859	3,132,985
HDFC Bank Ltd.	65,958	1,610,158
HDFC Bank Ltd. sponsored ADR	79,493	6,328,438
Housing Development Finance Corp. Ltd.	238,717	5,707,635
Lupin Ltd.	1,335	27,791
Reliance Industries Ltd.	145,596	3,159,676

TOTAL INDIA		19,985,494

Indonesia - 0.2%
PT Bank Central Asia Tbk	1,068,000	1,422,237
PT Bank Rakyat Indonesia Tbk	2,121,200	2,052,928
PT Kino Indonesia Tbk	234,500	42,224

TOTAL INDONESIA		3,517,389

Ireland - 1.9%
Accenture PLC Class A	17,800	2,159,140
Alkermes PLC (a)	173,036	10,079,347
Cairn Homes PLC (a)	1,347,939	2,297,905
CRH PLC	134,700	4,906,327
DCC PLC (United Kingdom)	16,900	1,560,677
Green REIT PLC	621,300	923,808
Greencore Group PLC	364,056	1,075,078
James Hardie Industries PLC CDI	119,520	2,028,887
Kerry Group PLC Class A	29,800	2,435,235
Ryanair Holdings PLC sponsored ADR (a)	21,470	1,973,737

TOTAL IRELAND		29,440,141

Isle of Man - 0.3%
Paysafe Group PLC (a)	734,888	4,320,342
Israel - 0.2%
Frutarom Industries Ltd.	55,500	3,262,452
Italy - 0.2%
De Longhi SpA	50,400	1,537,220
Intesa Sanpaolo SpA	716,700	2,092,121

TOTAL ITALY		3,629,341

Japan - 6.8%
A/S One Corp.	61,700	2,731,460
ACOM Co. Ltd. (a)	119,900	532,411
Ain Holdings, Inc.	37,900	2,624,696
Aozora Bank Ltd.	577,000	2,101,476
Daiichikosho Co. Ltd.	46,200	2,003,830
Daito Trust Construction Co. Ltd.	15,400	2,265,620
Dentsu, Inc.	66,900	3,768,845
Hoya Corp.	86,000	4,107,325
KDDI Corp.	207,700	5,506,973
Keyence Corp.	9,820	3,946,499
Komatsu Ltd.	103,400	2,763,008
Misumi Group, Inc.	169,500	3,209,818
Mitsubishi UFJ Financial Group, Inc.	672,600	4,261,995
Monex Group, Inc.	831,000	2,079,830
Morinaga & Co. Ltd.	37,000	1,749,181
Nidec Corp.	19,300	1,769,419
Nintendo Co. Ltd.	8,800	2,226,977
Nitori Holdings Co. Ltd.	24,500	3,189,011
Olympus Corp.	119,100	4,583,440
OMRON Corp.	58,900	2,464,844
ORIX Corp.	290,700	4,435,799
Panasonic Corp.	260,900	3,119,907
Recruit Holdings Co. Ltd.	91,800	4,636,322
Relo Holdings Corp.	114,000	1,871,451
Shionogi & Co. Ltd.	43,400	2,232,000
SMC Corp.	8,900	2,506,131
SMS Co., Ltd.	73,400	1,953,602
SoftBank Corp.	53,500	4,058,121
Sony Corp.	176,400	6,053,050
Start Today Co. Ltd.	163,200	3,484,333
Sundrug Co. Ltd.	72,200	2,532,424
Tsuruha Holdings, Inc.	36,300	3,679,659
VT Holdings Co. Ltd.	280,200	1,425,193
Welcia Holdings Co. Ltd.	122,800	3,954,716

TOTAL JAPAN		103,829,366

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,166,117
Luxembourg - 0.3%
Eurofins Scientific SA	9,500	4,678,489
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,008,450
Netherlands - 3.0%
ASML Holding NV	8,000	1,054,800
ASML Holding NV (Netherlands)	40,600	5,366,774
Basic-Fit NV	37,100	648,629
IMCD Group BV	106,500	5,736,717
ING Groep NV (Certificaten Van Aandelen)	316,800	5,163,695
Intertrust NV	98,600	1,976,252
Koninklijke Philips Electronics NV	211,000	7,286,355
Takeaway.com Holding BV (c)	31,700	1,067,693
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	145,500	7,622,089
(NY Reg.) (a)	194,000	10,134,560
Van Lanschot NV (Bearer)	17,200	467,462

TOTAL NETHERLANDS		46,525,026

New Zealand - 0.3%
EBOS Group Ltd.	210,137	2,641,768
Ryman Healthcare Group Ltd.	436,814	2,588,279

TOTAL NEW ZEALAND		5,230,047

Norway - 0.6%
Schibsted ASA (A Shares)	86,600	2,153,401
Statoil ASA (b)	465,085	7,659,436

TOTAL NORWAY		9,812,837

Philippines - 0.3%
D&L Industries, Inc.	8,349,900	2,131,117
SM Investments Corp.	137,205	1,991,670

TOTAL PHILIPPINES		4,122,787

Singapore - 1.0%
Broadcom Ltd.	71,000	15,677,510
South Africa - 0.7%
Aspen Pharmacare Holdings Ltd.	51,600	1,070,438
Distell Group Ltd.	126,410	1,269,988
EOH Holdings Ltd.	209,322	2,215,590
Naspers Ltd. Class N	30,800	5,856,667

TOTAL SOUTH AFRICA		10,412,683

Spain - 1.6%
Amadeus IT Holding SA Class A	37,400	2,016,621
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,360,208
CaixaBank SA	1,165,084	5,289,998
Grifols SA ADR	170,873	3,709,653
Hispania Activos Inmobiliarios SA	99,880	1,507,958
Inditex SA	104,302	4,000,425
Mediaset Espana Comunicacion SA	183,300	2,526,807
Neinor Homes SLU	91,300	1,800,598
Prosegur Cash SA	804,500	2,050,640

TOTAL SPAIN		24,262,908

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	176,600	3,826,171
Com Hem Holding AB	54,500	678,689
HEXPOL AB (B Shares)	118,900	1,321,588
Indutrade AB	87,000	2,055,830
Nordea Bank AB	253,200	3,115,938
Saab AB (B Shares)	66,000	3,272,690
Sandvik AB	173,800	2,790,281
Svenska Cellulosa AB (SCA) (B Shares)	165,600	5,485,536
Svenska Handelsbanken AB (A Shares)	154,000	2,185,519

TOTAL SWEDEN		24,732,242

Switzerland - 2.4%
ABB Ltd. (Reg.)	236,230	5,788,643
Credit Suisse Group AG	191,807	2,925,242
EDAG Engineering Group AG	77,800	1,436,047
Forbo Holding AG (Reg.)	1,170	1,917,859
Julius Baer Group Ltd.	59,790	3,117,851
Kaba Holding AG (B Shares) (Reg.)	2,620	2,244,774
Nestle SA (Reg. S)	54,639	4,208,324
Panalpina Welttransport Holding AG	18,370	2,431,486
Partners Group Holding AG	6,758	4,085,364
Schindler Holding AG (participation certificate)	10,829	2,212,599
Syngenta AG (a)	7,621	3,533,233
UBS Group AG	210,740	3,600,583

TOTAL SWITZERLAND		37,502,005

Taiwan - 0.4%
Largan Precision Co. Ltd.	18,000	2,986,798
Taiwan Semiconductor Manufacturing Co. Ltd.	477,000	3,067,497

TOTAL TAIWAN		6,054,295

United Kingdom - 7.5%
Aggreko PLC	180,300	2,072,530
Ascential PLC	207,619	948,708
BAE Systems PLC	275,100	2,234,356
Barclays PLC	898,378	2,460,125
BCA Marketplace PLC	511,600	1,302,057
BHP Billiton PLC	274,852	4,190,176
Booker Group PLC	1,155,900	2,904,416
British American Tobacco PLC:
(United Kingdom)	77,600	5,242,917
sponsored ADR (b)	300,000	20,412,000
Bunzl PLC	101,900	3,178,100
Cineworld Group PLC	138,500	1,262,872
CMC Markets PLC	899,700	1,462,441
Compass Group PLC	131,200	2,649,034
Countryside Properties PLC	256,100	894,929
Dialog Semiconductor PLC (a)	37,200	1,740,418
Diploma PLC	147,500	2,118,656
GlaxoSmithKline PLC	210,100	4,228,865
Hilton Food Group PLC	350,100	3,489,294
Imperial Tobacco Group PLC	42,203	2,067,291
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (a)(c)	157,700	1,830,130
John Wood Group PLC	178,300	1,753,945
LivaNova PLC (a)	39,000	2,055,300
London Stock Exchange Group PLC	69,481	3,044,422
Melrose Industries PLC	1,888,986	5,786,244
Micro Focus International PLC	252,200	8,453,688
Moneysupermarket.com Group PLC	393,500	1,762,918
NCC Group Ltd. (b)	584,200	1,078,235
Reckitt Benckiser Group PLC	42,200	3,888,204
Rex Bionics PLC (a)	100,000	8,419
Rio Tinto PLC	116,200	4,584,117
Senior Engineering Group PLC	457,700	1,270,991
Softcat PLC	333,193	1,777,992
Spirax-Sarco Engineering PLC	33,846	2,279,542
St. James's Place Capital PLC	123,700	1,839,282
Standard Chartered PLC (United Kingdom) (a)	591,667	5,526,751
Zpg PLC	603,000	2,889,721

TOTAL UNITED KINGDOM		114,689,086

United States of America - 50.2%
Activision Blizzard, Inc.	405,000	21,161,250
Adobe Systems, Inc. (a)	301,124	40,272,324
Alaska Air Group, Inc.	89,000	7,573,010
Albemarle Corp. U.S.	3,000	326,730
Alexion Pharmaceuticals, Inc. (a)	52,900	6,759,562
Allison Transmission Holdings, Inc.	377,200	14,590,096
Alphabet, Inc. Class A (a)	40,500	37,443,060
Amazon.com, Inc. (a)	20,500	18,962,295
American Tower Corp.	75,000	9,445,500
AMETEK, Inc.	36,000	2,059,200
Amgen, Inc.	129,300	21,117,276
Amphenol Corp. Class A	135,000	9,761,850
Analog Devices, Inc.	16,000	1,219,200
Apple, Inc.	293,000	42,089,451
athenahealth, Inc. (a)	1,200	117,612
Autodesk, Inc. (a)	19,000	1,711,330
Bank of America Corp.	1,678,000	39,164,520
Berkshire Hathaway, Inc. Class B (a)	38,000	6,277,980
Bio-Rad Laboratories, Inc. Class A (a)	3,000	654,780
Boston Scientific Corp. (a)	779,000	20,550,020
Burlington Stores, Inc. (a)	3,000	296,760
CalAtlantic Group, Inc.	63,000	2,281,860
Caterpillar, Inc.	185,000	18,918,100
Cavium, Inc. (a)	1,700	117,045
CBOE Holdings, Inc.	242,000	19,943,220
Celanese Corp. Class A	10,000	870,400
Charles Schwab Corp.	122,000	4,739,700
Charter Communications, Inc. Class A (a)	52,000	17,948,320
Cintas Corp.	5,000	612,350
CME Group, Inc.	25,000	2,904,750
Comcast Corp. Class A	12,000	470,280
CSX Corp.	248,000	12,608,320
Cummins, Inc.	69,000	10,414,860
Cypress Semiconductor Corp.	170,000	2,381,700
Edwards Lifesciences Corp. (a)	5,000	548,350
Electronic Arts, Inc. (a)	53,900	5,110,798
Entegris, Inc. (a)	59,000	1,463,200
EOG Resources, Inc.	33,000	3,052,500
Facebook, Inc. Class A (a)	121,500	18,255,375
First Republic Bank	36,000	3,328,560
FMC Corp.	183,000	13,401,090
Global Payments, Inc.	29,700	2,428,272
Goldman Sachs Group, Inc.	27,000	6,042,600
Great Western Bancorp, Inc.	15,000	618,000
HealthSouth Corp.	2	94
Humana, Inc.	62,000	13,762,760
Intercept Pharmaceuticals, Inc. (a)	48,060	5,399,541
Intuit, Inc.	40,000	5,008,400
Intuitive Surgical, Inc. (a)	2,500	2,089,675
J.B. Hunt Transport Services, Inc.	25,000	2,241,500
JPMorgan Chase & Co.	207,000	18,009,000
KLA-Tencor Corp.	85,000	8,348,700
Kulicke & Soffa Industries, Inc. (a)	67,000	1,495,440
Lamb Weston Holdings, Inc.	27,000	1,127,250
Lennar Corp. Class A	79,000	3,989,500
Marriott International, Inc. Class A	92,000	8,686,640
Microsemi Corp. (a)	3,000	140,820
Microsoft Corp.	421,000	28,821,660
Molson Coors Brewing Co. Class B	17,300	1,658,897
Monsanto Co.	19,700	2,297,217
Morgan Stanley	236,000	10,235,320
MSC Industrial Direct Co., Inc. Class A	127,000	11,370,310
MSCI, Inc.	122,400	12,279,168
Netflix, Inc. (a)	21,000	3,196,200
Northern Trust Corp.	87,000	7,830,000
PACCAR, Inc.	34,000	2,268,820
PayPal Holdings, Inc. (a)	417,000	19,899,240
Performance Food Group Co. (a)	135,000	3,361,500
Pioneer Natural Resources Co.	24,000	4,151,760
Post Holdings, Inc. (a)	51,000	4,293,690
Prestige Brands Holdings, Inc. (a)	138,900	7,974,249
Qualcomm, Inc.	40,000	2,149,600
Quest Diagnostics, Inc.	4,000	422,040
Roper Technologies, Inc.	3,000	656,100
S&P Global, Inc.	176,092	23,629,785
Sirius XM Holdings, Inc.	160,000	792,000
SLM Corp. (a)	65,000	815,100
SunTrust Banks, Inc.	237,000	13,463,970
SVB Financial Group (a)	71,000	12,491,740
Symantec Corp.	5,000	158,150
T-Mobile U.S., Inc. (a)	102,000	6,861,540
Terex Corp.	39,000	1,364,220
Texas Instruments, Inc.	61,000	4,829,980
The Walt Disney Co.	55,000	6,358,000
Twenty-First Century Fox, Inc. Class B	65,000	1,940,900
U.S. Bancorp	57,000	2,922,960
U.S. Foods Holding Corp.	102,000	2,876,400
Union Pacific Corp.	82,000	9,180,720
United Rentals, Inc. (a)	17,000	1,864,220
UnitedHealth Group, Inc.	106,000	18,537,280
Univar, Inc. (a)	170,700	5,095,395
Vertex Pharmaceuticals, Inc. (a)	26,000	3,075,800
Visa, Inc. Class A	89,500	8,164,190
Western Digital Corp.	13,000	1,157,910

TOTAL UNITED STATES OF AMERICA		768,758,807

TOTAL COMMON STOCKS
(Cost $1,238,005,173)		1,512,572,537

Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $1,166,878)	369,166	1,768,305

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (e)	13,905,475	13,908,257
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	40,926,552	40,930,644
TOTAL MONEY MARKET FUNDS
(Cost $54,838,486)		54,838,901
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,294,010,537)		1,569,179,743
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(38,958,629)
NET ASSETS - 100%		$1,530,221,114

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,778,580 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,768,305 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,602
Fidelity Securities Lending Cash Central Fund	183,932
Total	$237,534

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$201,502,393	$182,055,430	$17,678,658	$1,768,305
Consumer Staples	109,536,319	87,062,422	22,473,897	--
Energy	46,303,768	28,251,559	18,052,209	--
Financials	298,573,343	264,947,746	33,625,597	--
Health Care	161,173,055	152,751,164	8,421,891	--
Industrials	223,019,892	194,368,484	28,651,408	--
Information Technology	363,709,639	344,370,290	19,339,349	--
Materials	66,552,003	52,871,383	13,680,620	--
Real Estate	16,014,337	16,014,337	--	--
Telecommunication Services	23,374,257	11,839,331	11,534,926	--
Utilities	4,581,836	4,581,836	--	--
Money Market Funds	54,838,901	54,838,901	--	--
Total Investments in Securities:	$1,569,179,743	$1,393,952,883	$173,458,555	$1,768,305

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$36,987,288
Level 2 to Level 1	$34,193,712

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,618,264) — See accompanying schedule: Unaffiliated issuers (cost $1,239,172,051)	$1,514,340,842
Fidelity Central Funds (cost $54,838,486)	54,838,901
Total Investments (cost $1,294,010,537)		$1,569,179,743
Cash		27,492
Receivable for investments sold		22,200,997
Receivable for fund shares sold		973,802
Dividends receivable		3,297,189
Distributions receivable from Fidelity Central Funds		78,109
Prepaid expenses		1,005
Other receivables		115,539
Total assets		1,595,873,876
Liabilities
Payable for investments purchased	$22,676,976
Payable for fund shares redeemed	882,402
Accrued management fee	739,165
Distribution and service plan fees payable	17,628
Other affiliated payables	268,627
Other payables and accrued expenses	134,825
Collateral on securities loaned	40,933,139
Total liabilities		65,652,762
Net Assets		$1,530,221,114
Net Assets consist of:
Paid in capital		$1,220,227,761
Undistributed net investment income		3,945,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,968,335
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,079,647
Net Assets		$1,530,221,114
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,321,924 ÷ 1,227,146 shares)		$23.89
Maximum offering price per share (100/94.25 of $23.89)		$25.35
Class M:
Net Asset Value and redemption price per share ($9,515,091 ÷ 400,071 shares)		$23.78
Maximum offering price per share (100/96.50 of $23.78)		$24.64
Class C:
Net Asset Value and offering price per share ($9,565,130 ÷ 407,901 shares)(a)		$23.45
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,465,808,041 ÷ 60,705,679 shares)		$24.15
Class I:
Net Asset Value, offering price and redemption price per share ($16,010,928 ÷ 665,982 shares)		$24.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$11,699,924
Income from Fidelity Central Funds		237,534
Income before foreign taxes withheld		11,937,458
Less foreign taxes withheld		(621,561)
Total income		11,315,897
Expenses
Management fee
Basic fee	$4,932,982
Performance adjustment	(1,309,912)
Transfer agent fees	1,374,434
Distribution and service plan fees	107,179
Accounting and security lending fees	231,827
Custodian fees and expenses	92,227
Independent trustees' fees and expenses	3,019
Registration fees	75,421
Audit	37,014
Legal	7,518
Miscellaneous	5,979
Total expenses before reductions	5,557,688
Expense reductions	(98,456)	5,459,232
Net investment income (loss)		5,856,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,700,542
Fidelity Central Funds	(4,658)
Foreign currency transactions	(112,550)
Total net realized gain (loss)		75,583,334
Change in net unrealized appreciation (depreciation) on: Investment securities	67,419,095
Assets and liabilities in foreign currencies	55,876
Total change in net unrealized appreciation (depreciation)		67,474,971
Net gain (loss)		143,058,305
Net increase (decrease) in net assets resulting from operations		$148,914,970

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,856,665	$13,077,907
Net realized gain (loss)	75,583,334	(34,179,863)
Change in net unrealized appreciation (depreciation)	67,474,971	7,184,648
Net increase (decrease) in net assets resulting from operations	148,914,970	(13,917,308)
Distributions to shareholders from net investment income	(12,665,603)	(9,278,911)
Distributions to shareholders from net realized gain	(4,590,851)	(52,672,015)
Total distributions	(17,256,454)	(61,950,926)
Share transactions - net increase (decrease)	(84,364,952)	(65,607,542)
Redemption fees	2,108	16,394
Total increase (decrease) in net assets	47,295,672	(141,459,382)
Net Assets
Beginning of period	1,482,925,442	1,624,384,824
End of period	$1,530,221,114	$1,482,925,442
Other Information
Undistributed net investment income end of period	$3,945,371	$10,754,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.83	$22.88	$24.64	$25.18	$19.69	$17.89
Income from Investment Operations
Net investment income (loss)A	.06	.12	.06	.02	.02	.10
Net realized and unrealized gain (loss)	2.19	(.35)	.58	1.46	5.66	1.72
Total from investment operations	2.25	(.23)	.64	1.48	5.68	1.82
Distributions from net investment income	(.12)	(.07)	–	(.04)	(.11)	(.02)
Distributions from net realized gain	(.07)	(.75)	(2.40)	(1.98)	(.08)	–
Total distributions	(.19)	(.82)	(2.40)	(2.02)	(.19)	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.89	$21.83	$22.88	$24.64	$25.18	$19.69
Total ReturnC,D,E	10.39%	(1.09)%	2.73%	6.29%	29.10%	10.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.22%	1.27%	1.31%	1.45%	1.43%
Expenses net of fee waivers, if any	1.06%H	1.22%	1.26%	1.31%	1.45%	1.43%
Expenses net of all reductions	1.04%H	1.22%	1.26%	1.31%	1.42%	1.41%
Net investment income (loss)	.49%H	.55%	.27%	.10%	.09%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$29,322	$29,052	$31,043	$33,788	$28,661	$18,723
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.67	$22.72	$24.49	$25.05	$19.61	$17.83
Income from Investment Operations
Net investment income (loss)A	.02	.05	(.01)	(.04)	(.04)	.05
Net realized and unrealized gain (loss)	2.19	(.35)	.57	1.46	5.63	1.73
Total from investment operations	2.21	(.30)	.56	1.42	5.59	1.78
Distributions from net investment income	(.03)	–B	–	–	(.07)	–
Distributions from net realized gain	(.07)	(.75)	(2.33)	(1.98)	(.08)	–
Total distributions	(.10)	(.75)	(2.33)	(1.98)	(.15)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.78	$21.67	$22.72	$24.49	$25.05	$19.61
Total ReturnC,D,E	10.25%	(1.38)%	2.36%	6.05%	28.73%	9.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.36%H	1.53%	1.57%	1.58%	1.71%	1.68%
Expenses net of fee waivers, if any	1.36%H	1.52%	1.56%	1.58%	1.70%	1.68%
Expenses net of all reductions	1.35%H	1.52%	1.56%	1.58%	1.68%	1.66%
Net investment income (loss)	.19%H	.25%	(.04)%	(.17)%	(.16)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$9,515	$9,270	$13,055	$12,160	$9,822	$5,550
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.33	$22.48	$24.12	$24.78	$19.41	$17.74
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	(.12)	(.15)	(.14)	(.04)
Net realized and unrealized gain (loss)	2.16	(.35)	.57	1.44	5.58	1.71
Total from investment operations	2.13	(.40)	.45	1.29	5.44	1.67
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.01)	(.75)	(2.09)	(1.95)	(.07)	–
Total distributions	(.01)	(.75)	(2.09)	(1.95)	(.07)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.45	$21.33	$22.48	$24.12	$24.78	$19.41
Total ReturnC,D,E	10.00%	(1.88)%	1.90%	5.55%	28.12%	9.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	2.01%	2.07%	2.04%	2.15%	2.18%
Expenses net of fee waivers, if any	1.82%H	2.01%	2.07%	2.04%	2.14%	2.18%
Expenses net of all reductions	1.81%H	2.00%	2.06%	2.03%	2.12%	2.16%
Net investment income (loss)	(.27)%H	(.24)%	(.54)%	(.63)%	(.60)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,565	$10,315	$11,231	$9,229	$10,778	$1,726
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$23.14	$24.92	$25.41	$19.85	$18.02
Income from Investment Operations
Net investment income (loss)A	.09	.19	.13	.11	.10	.16
Net realized and unrealized gain (loss)	2.24	(.35)	.58	1.47	5.70	1.74
Total from investment operations	2.33	(.16)	.71	1.58	5.80	1.90
Distributions from net investment income	(.20)	(.14)	(.08)	(.09)	(.16)	(.07)
Distributions from net realized gain	(.07)	(.75)	(2.41)	(1.98)	(.08)	–
Total distributions	(.27)	(.89)	(2.49)	(2.07)	(.24)	(.07)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.15	$22.09	$23.14	$24.92	$25.41	$19.85
Total ReturnC,D	10.64%	(.78)%	3.01%	6.64%	29.54%	10.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.91%	.96%	.98%	1.11%	1.11%
Expenses net of fee waivers, if any	.74%G	.91%	.96%	.97%	1.11%	1.11%
Expenses net of all reductions	.72%G	.90%	.95%	.97%	1.08%	1.09%
Net investment income (loss)	.81%G	.87%	.57%	.44%	.43%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,465,808	$1,421,364	$1,543,516	$1,535,658	$1,464,415	$1,081,240
Portfolio turnover rateH	133%G	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.99	$23.03	$24.81	$25.31	$19.78	$17.98
Income from Investment Operations
Net investment income (loss)A	.09	.17	.13	.10	.08	.14
Net realized and unrealized gain (loss)	2.21	(.35)	.58	1.47	5.68	1.74
Total from investment operations	2.30	(.18)	.71	1.57	5.76	1.88
Distributions from net investment income	(.18)	(.11)	(.07)	(.09)	(.15)	(.08)
Distributions from net realized gain	(.07)	(.75)	(2.41)	(1.98)	(.08)	–
Total distributions	(.25)	(.86)	(2.49)B	(2.07)	(.23)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$24.04	$21.99	$23.03	$24.81	$25.31	$19.78
Total ReturnD,E	10.58%	(.86)%	3.00%	6.63%	29.44%	10.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.99%	.98%	1.01%	1.17%	1.18%
Expenses net of fee waivers, if any	.76%H	.99%	.98%	1.01%	1.17%	1.18%
Expenses net of all reductions	.75%H	.98%	.97%	1.00%	1.14%	1.16%
Net investment income (loss)	.79%H	.78%	.55%	.40%	.37%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$16,011	$12,924	$25,173	$19,107	$10,639	$4,291
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Worldwide and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign income companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$293,533,179
Gross unrealized depreciation	(25,064,459)
Net unrealized appreciation (depreciation) on securities	$268,468,720
Tax cost	$1,300,711,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(35,963,442)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $967,813,890 and $1,048,807,326, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,246	$614
Class M	.25%	.25%	22,872	276
Class C	.75%	.25%	49,061	5,522
			$107,179	$6,412

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,985
Class M	952
Class C(a)	738
$6,675

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$35,803.25
Class M	14,181.31
Class C	13,281.27
Worldwide	1,296,523.18
Class I	14,646.21
	$1,374,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,614 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,509 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $183,932, including $10,852 from securities loaned to FCM. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $91,914 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,542.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$156,477	$95,208
Class M	13,192	2,313
Worldwide	12,387,164	9,064,407
Class I	108,770	116,983
Total	$12,665,603	$9,278,911
From net realized gain
Class A	$90,524	$1,050,091
Class M	29,788	433,754
Class B	–	11,494
Class C	5,172	384,211
Worldwide	4,423,987	49,987,535
Class I	41,380	804,930
Total	$4,590,851	$52,672,015

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	120,515	331,876	$2,719,789	$7,164,455
Reinvestment of distributions	11,046	49,536	241,804	1,105,146
Shares redeemed	(235,474)	(407,262)	(5,254,213)	(8,799,726)
Net increase (decrease)	(103,913)	(25,850)	$(2,292,620)	$(530,125)
Class M
Shares sold	27,960	92,065	$629,375	$1,986,009
Reinvestment of distributions	1,947	19,370	42,456	430,197
Shares redeemed	(57,604)	(258,217)	(1,275,858)	(5,563,782)
Net increase (decrease)	(27,697)	(146,782)	$(604,027)	$(3,147,576)
Class B
Shares sold	–	457	$–	$8,678
Reinvestment of distributions	–	487	–	10,726
Shares redeemed	–	(17,206)	–	(357,745)
Net increase (decrease)	–	(16,262)	$–	$(338,341)
Class C
Shares sold	26,872	109,109	$590,395	$2,300,381
Reinvestment of distributions	220	15,568	4,750	341,870
Shares redeemed	(102,865)	(140,660)	(2,264,024)	(2,969,570)
Net increase (decrease)	(75,773)	(15,983)	$(1,668,879)	$(327,319)
Worldwide
Shares sold	2,811,611	8,058,052	$63,844,968	$175,292,628
Reinvestment of distributions	735,217	2,542,668	16,240,943	57,260,887
Shares redeemed	(7,175,802)	(12,958,622)	(161,678,433)	(282,800,632)
Net increase (decrease)	(3,628,974)	(2,357,902)	$(81,592,522)	$(50,247,117)
Class I
Shares sold	183,773	401,119	$4,162,492	$8,728,970
Reinvestment of distributions	6,375	28,687	140,244	643,439
Shares redeemed	(111,928)	(935,107)	(2,509,640)	(20,389,473)
Net increase (decrease)	78,220	(505,301)	$1,793,096	$(11,017,064)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.06%
Actual		$1,000.00	$1,103.90	$5.53
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class M	1.36%
Actual		$1,000.00	$1,102.50	$7.09
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class C	1.82%
Actual		$1,000.00	$1,100.00	$9.48
Hypothetical-C		$1,000.00	$1,015.77	$9.10
Worldwide	.74%
Actual		$1,000.00	$1,106.40	$3.86
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class I	.76%
Actual		$1,000.00	$1,105.80	$3.97
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AWLD-SANN-0617
1.883450.108

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
South Africa	41.3%
Russia	21.6%
United Arab Emirates	5.8%
Poland	5.6%
United Kingdom	4.1%
Romania	2.4%
Greece	1.9%
Nigeria	1.9%
Hungary	1.8%
Other*	13.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
South Africa	43.5%
Russia	22.0%
United Arab Emirates	5.2%
United Kingdom	3.7%
Romania	3.1%
Hungary	2.1%
Poland	2.0%
Netherlands	1.9%
Qatar	1.8%
Other*	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	99.3
Short-Term Investments and Net Other Assets (Liabilities)	0.5	0.7

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	8.3	8.3
Sberbank of Russia (Russia, Banks)	5.5	5.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	4.0	4.0
Lukoil PJSC (Russia, Oil, Gas & Consumable Fuels)	3.9	4.7
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.1	3.0
Standard Bank Group Ltd. (South Africa, Banks)	2.7	2.3
NOVATEK OAO (Russia, Oil, Gas & Consumable Fuels)	2.1	2.2
Shoprite Holdings Ltd. (South Africa, Food & Staples Retailing)	2.0	2.3
Remgro Ltd. (South Africa, Diversified Financial Services)	1.9	2.0
Surgutneftegas OJSC (Russia, Oil, Gas & Consumable Fuels)	1.8	1.5
	35.3

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.1	31.0
Consumer Discretionary	18.9	18.3
Energy	16.3	15.6
Materials	11.3	11.7
Consumer Staples	10.3	10.4
Industrials	4.6	5.9
Real Estate	2.7	2.6
Telecommunication Services	2.1	2.3
Health Care	1.7	1.5
Utilities	0.3	0.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2017, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Austria - 0.5%
Buwog-Gemeinnuetzige Wohnung	20,100	$542,775
Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	137,200	543,513
Wizz Air Holdings PLC (a)	13,888	317,484

TOTAL BAILIWICK OF JERSEY		860,997

Belgium - 0.6%
KBC Groep NV	8,912	643,436
Bermuda - 0.7%
Central European Media Enterprises Ltd. Class A (a)(b)	181,600	744,560
Botswana - 0.3%
First National Bank of Botswana Ltd. (a)	1,042,331	277,453
British Virgin Islands - 0.5%
Lenta Ltd. GDR (a)	80,900	515,333
Canada - 0.6%
Detour Gold Corp. (a)	52,300	660,910
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	68,500	518,545
Estonia - 0.4%
Tallinna Kaubamaja AS	42,700	420,013
Greece - 1.9%
Fourlis Holdings SA (a)	100,000	522,864
Jumbo SA	26,536	418,843
Motor Oil (HELLAS) Corinth Refineries SA	37,800	641,103
Sarantis SA	37,800	475,989

TOTAL GREECE		2,058,799

Hungary - 1.8%
OTP Bank PLC	67,500	1,898,588
Israel - 1.1%
Bank Hapoalim BM (Reg.)	80,000	499,420
Elbit Systems Ltd. (Israel)	4,900	583,784
First International Bank of Israel	6,500	107,143

TOTAL ISRAEL		1,190,347

Kenya - 1.4%
British American Tobacco Kenya Ltd.	63,400	518,504
KCB Group Ltd.	1,685,600	514,500
Safaricom Ltd.	2,640,544	492,543

TOTAL KENYA		1,525,547

Lithuania - 0.3%
Apranga AB (a)	110,466	330,909
Luxembourg - 0.5%
Tenaris SA	32,000	499,901
Morocco - 0.1%
Douja Promotion Groupe Addoha SA	25,000	119,129
Netherlands - 0.9%
X5 Retail Group NV GDR (Reg. S) (a)	20,100	708,525
Yandex NV Series A (a)	10,000	272,600

TOTAL NETHERLANDS		981,125

Nigeria - 1.9%
Dangote Cement PLC	738,994	384,553
Guaranty Trust Bank PLC	3,000,000	261,463
Nigerian Breweries PLC	1,768,869	712,121
Zenith Bank PLC	13,652,978	665,781

TOTAL NIGERIA		2,023,918

Oman - 0.6%
BankMuscat SAOG (a)	575,400	600,807
Pakistan - 1.3%
Engro Corp. Ltd.	150,500	506,532
K-Electric Ltd. (a)	4,200,000	322,753
United Bank Ltd.	214,400	507,863

TOTAL PAKISTAN		1,337,148

Poland - 5.6%
Ambra SA	100,400	261,922
Fabryki Mebli Forte SA	22,000	449,448
Globe Trade Centre SA	260,000	616,622
Inter Cars SA	7,200	575,284
Kruk SA	7,600	560,322
LPP SA	560	1,001,856
NG2 SA	13,800	798,288
Orbis SA	25,500	571,896
Pfleiderer Grajewo SA	57,000	652,843
Quercus TFI SA (a)	269,800	452,078

TOTAL POLAND		5,940,559

Qatar - 1.1%
Qatar National Bank SAQ	30,037	1,186,203
Romania - 2.4%
Banca Transilvania SA	900,508	596,399
BRD-Groupe Societe Generale	505,088	1,459,263
Fondul Propietatea SA GDR	43,000	475,150

TOTAL ROMANIA		2,530,812

Russia - 18.2%
Alrosa Co. Ltd. (a)	727,200	1,253,244
Gazprom OAO (a)	1,749,673	4,203,118
Lukoil PJSC	16,600	822,544
Lukoil PJSC sponsored ADR	67,195	3,337,240
NOVATEK OAO	178,900	2,185,312
Novolipetsk Steel OJSC GDR (Reg. S)	28,800	547,200
Sberbank of Russia	2,004,320	5,821,664
Tatneft PAO (a)	165,800	1,097,979

TOTAL RUSSIA		19,268,301

Slovenia - 0.6%
Petrol d.d., Ljubljana	1,550	592,634
South Africa - 41.3%
African Rainbow Minerals Ltd.	80,900	511,537
AngloGold Ashanti Ltd.	112,100	1,283,761
ArcelorMittal South Africa Ltd. (a)	780,000	437,751
Aveng Ltd. (a)	1,189,200	506,336
AVI Ltd.	80,000	585,105
Barloworld Ltd.	74,200	668,612
Cashbuild Ltd. (a)	21,000	570,424
City Lodge Hotels Ltd.	55,300	615,412
Clicks Group Ltd.	139,954	1,405,745
Dis-Chem Pharmacies Pty Ltd.	312,000	575,497
DRDGOLD Ltd.	2,367,814	923,496
Exxaro Resources Ltd.	95,500	813,809
FirstRand Ltd.	877,100	3,271,794
Grindrod Ltd. (a)	633,200	569,531
Holdsport Ltd.	124,700	590,572
Hulamin Ltd.	1,096,900	568,816
Imperial Holdings Ltd.	79,000	998,987
KAP Industrial Holdings Ltd.	887,200	622,061
Kumba Iron Ore Ltd. (a)	24,000	312,595
Mr Price Group Ltd.	97,500	1,146,179
MTN Group Ltd.	102,350	968,835
Murray & Roberts Holdings Ltd.	499,000	522,757
Nampak Ltd. (a)	1,072,900	1,437,090
Naspers Ltd. Class N	46,400	8,823,034
Northam Platinum Ltd. (a)	125,400	466,365
Pioneer Foods Ltd.	61,400	757,452
Pretoria Portland Cement Co. Ltd. (a)	1,118,549	523,126
PSG Group Ltd.	86,600	1,639,819
Remgro Ltd.	123,700	2,053,436
RMB Holdings Ltd.	253,300	1,162,654
Sasol Ltd.	30,100	922,410
Shoprite Holdings Ltd.	135,600	2,128,810
Spar Group Ltd.	78,800	1,062,440
Spur Corp. Ltd.	241,500	562,920
Standard Bank Group Ltd.	252,914	2,807,769
Telkom SA Ltd.	153,000	856,147

TOTAL SOUTH AFRICA		43,673,084

Turkey - 0.3%
Migros Turk Ticaret A/S (a)	40,000	273,878
United Arab Emirates - 5.8%
Agthia Group PJSC	274,787	467,579
Aldar Properties PJSC	1,425,871	830,755
DP World Ltd.	30,000	613,200
Dubai Financial Market PJSC (a)	2,760,358	864,256
Dubai Islamic Bank Pakistan Ltd. (a)	522,528	835,077
Dubai Parks and Resorts PJSC (a)	2,538,210	666,859
Emaar Malls Group PJSC (a)	1,034,766	724,026
National Bank of Abu Dhabi PJSC (a)	398,375	1,193,064

TOTAL UNITED ARAB EMIRATES		6,194,816

United Kingdom - 4.1%
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (c)	90,625	638,441
Banque Saudi Fransi (HSBC Bank Warrant Program) warrants 3/24/20 (a)(c)	15,000	104,793
Bupa Arabia ELS (HSBC Warrant Program) warrants 10/19/18 (c)	13,300	413,336
Fawaz Alhokair Group ELS (HSBC Bank Warrant Program) warrants 2/28/20 (a)(c)	16,500	149,766
Georgia Healthcare Group PLC (a)	107,500	494,281
Mediclinic International PLC	57,300	604,654
NMC Health PLC	23,749	611,195
The Savola Group ELS (HSBC Warrant Program) warrants 1/24/20 (c)	76,800	870,547
United International Transportation Co. ELS (HSBC Warrant Program) warrants 7/31/17 (a)(c)	78,004	474,233

TOTAL UNITED KINGDOM		4,361,246

TOTAL COMMON STOCKS
(Cost $80,211,686)		101,771,773

Nonconvertible Preferred Stocks - 3.4%
Russia - 3.4%
Surgutneftegas OJSC(a)	3,572,400	1,914,570
Tatneft PAO (a)	410,800	1,718,139

TOTAL RUSSIA		3,632,709

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $3,156,715)		3,632,709

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)
(Cost $492,502)	492,462	492,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $83,860,903)		105,896,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(43,173)
NET ASSETS - 100%		$105,853,820

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,651,116 or 2.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,056
Fidelity Securities Lending Cash Central Fund	3,855
Total	$5,911

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$19,980,969	$11,157,935	$8,823,034	$--
Consumer Staples	10,868,913	10,868,913	--	--
Energy	17,233,715	9,793,582	7,440,133	--
Financials	33,006,518	24,533,738	8,472,780	--
Health Care	1,710,130	1,710,130	--	--
Industrials	4,922,310	4,922,310	--	--
Information Technology	272,600	272,600	--	--
Materials	11,935,742	8,806,075	3,129,667	--
Real Estate	2,833,307	2,833,307	--	--
Telecommunication Services	2,317,525	2,317,525	--	--
Utilities	322,753	322,753	--	--
Money Market Funds	492,511	492,511	--	--
Total Investments in Securities:	$105,896,993	$78,031,379	$27,865,614	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$8,212,485
Level 2 to Level 1	$773,474

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $476,558) — See accompanying schedule: Unaffiliated issuers (cost $83,368,401)	$105,404,482
Fidelity Central Funds (cost $492,502)	492,511
Total Investments (cost $83,860,903)		$105,896,993
Foreign currency held at value (cost $239,377)		240,294
Receivable for investments sold		1,519,020
Receivable for fund shares sold		89,807
Dividends receivable		220,007
Distributions receivable from Fidelity Central Funds		888
Prepaid expenses		61
Receivable from investment adviser for expense reductions		34,793
Other receivables		7,459
Total assets		108,009,322
Liabilities
Payable to custodian bank	$472,076
Payable for investments purchased	750,126
Payable for fund shares redeemed	271,597
Accrued management fee	70,171
Distribution and service plan fees payable	7,353
Other affiliated payables	27,476
Other payables and accrued expenses	64,203
Collateral on securities loaned	492,500
Total liabilities		2,155,502
Net Assets		$105,853,820
Net Assets consist of:
Paid in capital		$105,456,981
Undistributed net investment income		529,208
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,158,055)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,025,686
Net Assets		$105,853,820
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,915,775 ÷ 675,029 shares)		$8.76
Maximum offering price per share (100/94.25 of $8.76)		$9.29
Class M:
Net Asset Value and redemption price per share ($2,472,840 ÷ 282,883 shares)		$8.74
Maximum offering price per share (100/96.50 of $8.74)		$9.06
Class C:
Net Asset Value and offering price per share ($6,087,502 ÷ 698,550 shares)(a)		$8.71
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($82,668,067 ÷ 9,424,036 shares)		$8.77
Class I:
Net Asset Value, offering price and redemption price per share ($8,709,636 ÷ 994,407 shares)		$8.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,482,736
Income from Fidelity Central Funds		5,911
Income before foreign taxes withheld		1,488,647
Less foreign taxes withheld		(129,608)
Total income		1,359,039
Expenses
Management fee	$423,018
Transfer agent fees	137,897
Distribution and service plan fees	48,292
Accounting and security lending fees	27,553
Custodian fees and expenses	80,401
Independent trustees' fees and expenses	214
Registration fees	74,313
Audit	34,768
Legal	113
Miscellaneous	386
Total expenses before reductions	826,955
Expense reductions	(49,082)	777,873
Net investment income (loss)		581,166
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $47,553)	1,610,418
Fidelity Central Funds	(73)
Foreign currency transactions	(19,210)
Total net realized gain (loss)		1,591,135
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $9,392)	6,719,356
Assets and liabilities in foreign currencies	550
Total change in net unrealized appreciation (depreciation)		6,719,906
Net gain (loss)		8,311,041
Net increase (decrease) in net assets resulting from operations		$8,892,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$581,166	$1,751,403
Net realized gain (loss)	1,591,135	(6,335,400)
Change in net unrealized appreciation (depreciation)	6,719,906	12,445,434
Net increase (decrease) in net assets resulting from operations	8,892,207	7,861,437
Distributions to shareholders from net investment income	(1,167,439)	(1,323,710)
Share transactions - net increase (decrease)	(636,409)	9,065,893
Redemption fees	49,861	36,545
Total increase (decrease) in net assets	7,138,220	15,640,165
Net Assets
Beginning of period	98,715,600	83,075,435
End of period	$105,853,820	$98,715,600
Other Information
Undistributed net investment income end of period	$529,208	$1,115,481

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.13	$7.49	$9.04	$9.49	$8.71	$8.34
Income from Investment Operations
Net investment income (loss)A	.04	.14	.12	.13	.16	.18
Net realized and unrealized gain (loss)	.68	.61	(1.50)	(.46)	.85	.34
Total from investment operations	.72	.75	(1.38)	(.33)	1.01	.52
Distributions from net investment income	(.09)	(.11)	(.14)	(.12)	(.15)	(.15)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.09)	(.11)	(.17)B	(.12)	(.23)C	(.15)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.76	$8.13	$7.49	$9.04	$9.49	$8.71
Total ReturnE,F,G	8.86%	10.22%	(15.42)%	(3.48)%	11.75%	6.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.70%J	1.69%	1.61%	1.60%	1.64%	1.62%
Expenses net of fee waivers, if any	1.65%J	1.65%	1.61%	1.60%	1.63%	1.62%
Expenses net of all reductions	1.63%J	1.64%	1.60%	1.60%	1.62%	1.60%
Net investment income (loss)	.93%J	1.90%	1.51%	1.45%	1.82%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$5,916	$7,867	$5,788	$7,889	$10,883	$8,934
Portfolio turnover rateK	59%J	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.10	$7.44	$9.01	$9.46	$8.68	$8.31
Income from Investment Operations
Net investment income (loss)A	.03	.12	.10	.11	.14	.15
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.46)	.84	.35
Total from investment operations	.71	.73	(1.41)	(.35)	.98	.50
Distributions from net investment income	(.07)	(.07)	(.13)	(.10)	(.12)	(.13)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.07)	(.07)	(.16)B	(.10)	(.20)C	(.13)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.74	$8.10	$7.44	$9.01	$9.46	$8.68
Total ReturnE,F,G	8.81%	9.98%	(15.80)%	(3.67)%	11.42%	6.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.04%J	2.00%	1.92%	1.92%	1.93%	1.89%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.89%
Expenses net of all reductions	1.88%J	1.89%	1.89%	1.90%	1.88%	1.86%
Net investment income (loss)	.68%J	1.65%	1.22%	1.15%	1.55%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$2,473	$2,580	$2,003	$2,465	$3,465	$3,336
Portfolio turnover rateK	59%J	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.074 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.06	$7.39	$8.93	$9.39	$8.62	$8.24
Income from Investment Operations
Net investment income (loss)A	.01	.09	.06	.06	.09	.11
Net realized and unrealized gain (loss)	.67	.60	(1.48)	(.46)	.83	.35
Total from investment operations	.68	.69	(1.42)	(.40)	.92	.46
Distributions from net investment income	(.03)	(.02)	(.08)	(.06)	(.08)	(.08)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.03)	(.02)	(.12)	(.06)	(.15)	(.08)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.71	$8.06	$7.39	$8.93	$9.39	$8.62
Total ReturnC,D,E	8.50%	9.33%	(16.08)%	(4.24)%	10.83%	5.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.49%H	2.47%	2.41%	2.40%	2.42%	2.37%
Expenses net of fee waivers, if any	2.40%H	2.40%	2.40%	2.40%	2.40%	2.37%
Expenses net of all reductions	2.38%H	2.39%	2.39%	2.40%	2.38%	2.35%
Net investment income (loss)	.18%H	1.15%	.72%	.65%	1.05%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$6,088	$6,269	$4,104	$6,662	$6,782	$7,770
Portfolio turnover rateI	59%H	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$7.50	$9.08	$9.52	$8.75	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.16	.14	.16	.18	.20
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.47)	.84	.35
Total from investment operations	.73	.77	(1.37)	(.31)	1.02	.55
Distributions from net investment income	(.10)	(.13)	(.17)	(.13)	(.18)	(.17)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.10)	(.13)	(.21)	(.13)	(.25)	(.17)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.77	$8.14	$7.50	$9.08	$9.52	$8.75
Total ReturnC,D	9.08%	10.54%	(15.33)%	(3.21)%	11.90%	6.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.47%G	1.46%	1.39%	1.37%	1.40%	1.37%
Expenses net of fee waivers, if any	1.40%G	1.40%	1.38%	1.37%	1.40%	1.37%
Expenses net of all reductions	1.38%G	1.39%	1.38%	1.37%	1.38%	1.34%
Net investment income (loss)	1.18%G	2.15%	1.74%	1.68%	2.05%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$82,668	$76,193	$67,521	$96,784	$110,265	$111,441
Portfolio turnover rateH	59%G	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$7.50	$9.08	$9.52	$8.75	$8.37
Income from Investment Operations
Net investment income (loss)A	.05	.17	.15	.16	.19	.21
Net realized and unrealized gain (loss)	.68	.61	(1.51)	(.46)	.84	.35
Total from investment operations	.73	.78	(1.36)	(.30)	1.03	.56
Distributions from net investment income	(.11)	(.14)	(.18)	(.14)	(.19)	(.18)
Distributions from net realized gain	–	–	(.04)	–	(.07)	–
Total distributions	(.11)	(.14)	(.22)	(.14)	(.26)	(.18)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$8.76	$8.14	$7.50	$9.08	$9.52	$8.75
Total ReturnC,D	9.05%	10.69%	(15.23)%	(3.09)%	12.05%	6.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.38%G	1.31%	1.25%	1.26%	1.30%	1.28%
Expenses net of fee waivers, if any	1.38%G	1.31%	1.25%	1.26%	1.30%	1.28%
Expenses net of all reductions	1.36%G	1.30%	1.24%	1.26%	1.28%	1.25%
Net investment income (loss)	1.21%G	2.24%	1.88%	1.79%	2.15%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$8,710	$5,807	$3,478	$5,596	$10,231	$8,586
Portfolio turnover rateH	59%G	54%	50%	38%	64%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Emerging Europe, Middle East, Africa (EMEA), and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$26,314,719
Gross unrealized depreciation	(4,599,739)
Net unrealized appreciation (depreciation) on securities	$21,714,980
Tax cost	$84,182,013

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(1,624,705)
No expiration
Short-term	(4,750,173)
Long-term	(17,009,690)
Total no expiration	(21,759,863)
Total capital loss carryforward	$(23,384,568)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $30,479,227 and $30,847,538, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares except Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,770	$–
Class M	.25%	.25%	6,506	86
Class C	.75%	.25%	32,016	4,029
			$48,292	$4,115

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,522
Class M	504
Class C(a)	163
$2,189

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,693.25
Class M	4,312.33
Class C	9,301.29
Emerging Europe, Middle East, Africa (EMEA)	108,852.26
Class I	5,739.16
	$137,897

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $179 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,855. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$1,619
Class M	1.90%	1,769
Class C	2.40%	2,962
Emerging Europe, Middle East, Africa (EMEA)	1.40%	29,696
		$36,046

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,579 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $457.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$82,211	$80,414
Class M	22,957	18,230
Class B	–	201
Class C	25,148	9,270
Emerging Europe, Middle East, Africa (EMEA)	957,314	1,152,813
Class I	79,809	62,782
Total	$1,167,439	$1,323,710

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	255,779	455,903	$2,156,091	$3,437,125
Reinvestment of distributions	9,506	10,903	78,136	75,669
Shares redeemed	(557,881)	(272,430)	(4,775,375)	(1,968,300)
Net increase (decrease)	(292,596)	194,376	$(2,541,148)	$1,544,494
Class M
Shares sold	45,458	127,263	$372,968	$957,632
Reinvestment of distributions	2,795	2,627	22,945	18,230
Shares redeemed	(83,668)	(80,720)	(712,255)	(600,724)
Net increase (decrease)	(35,415)	49,170	$(316,342)	$375,138
Class B
Shares sold	–	6,222	$–	$48,688
Reinvestment of distributions	–	29	–	201
Shares redeemed	–	(30,363)	–	(224,475)
Net increase (decrease)	–	(24,112)	$–	$(175,586)
Class C
Shares sold	111,449	511,536	$940,063	$3,858,488
Reinvestment of distributions	2,631	776	21,571	5,381
Shares redeemed	(192,937)	(290,654)	(1,622,543)	(2,107,856)
Net increase (decrease)	(78,857)	221,658	$(660,909)	$1,756,013
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,531,494	3,096,394	$21,355,931	$23,505,412
Reinvestment of distributions	108,986	155,366	895,866	1,078,225
Shares redeemed	(2,571,477)	(2,896,341)	(21,803,358)	(21,342,473)
Net increase (decrease)	69,003	355,419	$448,439	$3,241,164
Class I
Shares sold	668,928	627,690	$5,750,136	$5,110,628
Reinvestment of distributions	9,024	7,594	74,090	52,629
Shares redeemed	(397,206)	(385,176)	(3,390,675)	(2,838,587)
Net increase (decrease)	280,746	250,108	$2,433,551	$2,324,670

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.65%
Actual		$1,000.00	$1,088.60	$8.54
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class M	1.90%
Actual		$1,000.00	$1,088.10	$9.84
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.40%
Actual		$1,000.00	$1,085.00	$12.41
Hypothetical-C		$1,000.00	$1,012.89	$11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,090.80	$7.26
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class I	1.38%
Actual		$1,000.00	$1,090.50	$7.15
Hypothetical-C		$1,000.00	$1,017.95	$6.90

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

EME-SANN-0617
1.861975.108

Fidelity® Overseas Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United Kingdom	21.9%
Japan	18.1%
Germany	8.9%
France	8.5%
United States of America*	6.6%
Switzerland	5.4%
Netherlands	4.5%
Sweden	4.2%
Spain	3.1%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	20.6%
United Kingdom	19.0%
Germany	9.7%
France	8.6%
United States of America*	6.4%
Switzerland	5.9%
Sweden	4.6%
Netherlands	3.3%
Ireland	2.8%
Other	19.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	98.0
Short-Term Investments and Net Other Assets (Liabilities)	3.4	2.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1	2.3
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.5	0.0
Bayer AG (Germany, Pharmaceuticals)	1.5	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.5
Sanofi SA (France, Pharmaceuticals)	1.2	1.4
SAP AG (Germany, Software)	1.1	1.4
Prudential PLC (United Kingdom, Insurance)	1.1	0.9
UBS Group AG (Switzerland, Capital Markets)	1.1	1.0
AIA Group Ltd. (Hong Kong, Insurance)	1.1	1.1
	13.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	20.2
Industrials	15.6	12.1
Consumer Staples	13.2	13.1
Health Care	12.5	15.6
Consumer Discretionary	11.6	13.2
Information Technology	11.1	11.8
Materials	6.4	6.8
Energy	2.6	2.3
Telecommunication Services	1.5	1.8
Real Estate	0.5	1.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.8%
Adelaide Brighton Ltd.	4,044,528	$17,928,972
Amcor Ltd.	4,271,593	50,249,516
Aub Group Ltd.	2,971,406	26,833,365
Life Healthcare Group Ltd.	1,672,012	2,679,286
Pact Group Holdings Ltd.	3,431,805	18,116,636

TOTAL AUSTRALIA		115,807,775

Austria - 0.3%
Andritz AG	382,600	21,159,219
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	2,037,000	20,578,915
Bailiwick of Jersey - 2.3%
IWG PLC	6,169,081	25,960,139
Sanne Group PLC	2,737,937	23,103,337
Wolseley PLC	705,130	44,816,049
WPP PLC	2,250,133	48,183,279

TOTAL BAILIWICK OF JERSEY		142,062,804

Belgium - 2.0%
Anheuser-Busch InBev SA NV	567,512	63,998,537
KBC Groep NV	824,651	59,538,816

TOTAL BELGIUM		123,537,353

Bermuda - 1.2%
Credicorp Ltd. (United States)	116,300	17,870,658
IHS Markit Ltd. (a)	1,334,800	57,930,320

TOTAL BERMUDA		75,800,978

Canada - 0.5%
Constellation Software, Inc.	70,400	32,198,697
Denmark - 0.2%
NNIT A/S (a)(b)	496,970	14,010,431
France - 8.5%
ALTEN	363,400	30,797,256
Amundi SA	700,500	46,088,501
AXA SA (b)	1,527,000	40,740,593
Capgemini SA	459,500	46,006,057
Christian Dior SA	182,497	50,086,144
Compagnie de St. Gobain	863,100	46,585,663
Maisons du Monde SA	994,900	34,528,102
Publicis Groupe SA	642,700	46,395,170
Sanofi SA	818,742	77,366,073
Sodexo SA	276,400	35,136,330
Total SA	1,634,300	83,893,908

TOTAL FRANCE		537,623,797

Germany - 7.9%
adidas AG	238,734	47,823,737
Axel Springer Verlag AG	689,700	38,698,959
Bayer AG	739,897	91,549,792
CompuGroup Medical AG	470,900	23,185,402
Deutsche Post AG	1,841,540	66,191,981
Fresenius Medical Care AG & Co. KGaA	385,800	34,247,193
Fresenius SE & Co. KGaA	785,500	63,668,555
mutares AG	305,427	4,657,823
ProSiebenSat.1 Media AG	777,800	33,017,350
SAP AG	715,998	71,718,688
Wirecard AG (b)	393,400	23,230,645

TOTAL GERMANY		497,990,125

Hong Kong - 1.1%
AIA Group Ltd.	9,714,800	67,256,164
India - 0.3%
Axis Bank Ltd.	2,691,848	21,339,249
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	32,462,500	31,417,680
Ireland - 2.7%
DCC PLC (United Kingdom)	307,600	28,406,171
Kerry Group PLC Class A	463,264	37,857,603
Kingspan Group PLC (Ireland)	828,515	28,821,382
Medtronic PLC	483,200	40,149,088
United Drug PLC (United Kingdom)	3,294,996	31,879,561

TOTAL IRELAND		167,113,805

Israel - 0.6%
Frutarom Industries Ltd.	620,172	36,455,525
Italy - 1.7%
Banca Generali SpA	1,190,200	34,214,235
Intesa Sanpaolo SpA	17,308,900	50,526,454
Reply SpA	143,400	25,133,484

TOTAL ITALY		109,874,173

Japan - 18.1%
AEON Financial Service Co. Ltd.	1,331,800	25,578,684
Ai Holdings Corp.	1,385,700	34,084,677
Arc Land Sakamoto Co. Ltd.	1,059,400	13,105,294
Astellas Pharma, Inc.	3,590,300	47,345,689
Bridgestone Corp.	1,120,200	46,707,240
Broadleaf Co. Ltd.	1,028,600	6,671,252
Daiichikosho Co. Ltd.	600,500	26,045,459
Daito Trust Construction Co. Ltd.	221,600	32,601,390
Dentsu, Inc.	732,200	41,248,854
GMO Internet, Inc.	1,523,900	18,085,846
Hoya Corp.	1,236,800	59,069,058
Iriso Electronics Co. Ltd.	185,800	11,750,527
Japan Tobacco, Inc.	1,084,400	36,051,011
Kaken Pharmaceutical Co. Ltd.	359,900	21,340,561
KDDI Corp.	1,704,300	45,187,936
Keyence Corp.	118,080	47,454,443
KOMEDA Holdings Co. Ltd.	1,044,100	18,011,252
Miroku Jyoho Service Co., Ltd.	798,300	15,131,715
Misumi Group, Inc.	1,359,900	25,752,401
Morinaga & Co. Ltd.	468,000	22,124,781
Nabtesco Corp.	1,238,700	35,113,631
Nakanishi, Inc.	779,100	30,611,868
Nippon Paint Holdings Co. Ltd.	897,100	34,403,252
Nitori Holdings Co. Ltd.	325,400	42,355,272
NOF Corp.	1,477,000	16,641,507
OBIC Co. Ltd.	436,200	23,556,170
Olympus Corp.	1,695,500	65,249,563
ORIX Corp.	3,389,000	51,712,841
Otsuka Corp.	360,200	19,290,370
Outsourcing, Inc. (b)	509,400	19,535,187
Recruit Holdings Co. Ltd.	877,900	44,337,986
S Foods, Inc.	6,800	211,976
Ship Healthcare Holdings, Inc.	6,400	172,064
SMC Corp.	119,000	33,508,948
Software Service, Inc.	108,400	4,920,422
Sundrug Co. Ltd.	642,600	22,539,278
The Suruga Bank Ltd.	1,223,900	25,570,425
Tsuruha Holdings, Inc.	339,900	34,454,990
VT Holdings Co. Ltd.	3,332,400	16,949,727
Welcia Holdings Co. Ltd.	914,300	29,444,602

TOTAL JAPAN		1,143,928,149

Kenya - 0.2%
Safaricom Ltd.	64,839,100	12,094,503
Luxembourg - 0.4%
Eurofins Scientific SA	56,784	27,964,560
Netherlands - 4.5%
IMCD Group BV	1,012,578	54,543,410
ING Groep NV (Certificaten Van Aandelen)	3,573,800	58,251,304
Intertrust NV	968,900	19,419,779
Koninklijke Philips Electronics NV	1,659,400	57,303,211
Unilever NV (NY Reg.) (a)(b)	1,801,974	94,135,122

TOTAL NETHERLANDS		283,652,826

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	28,621,879
Trade Maine Group Ltd.	6,128,845	22,302,744

TOTAL NEW ZEALAND		50,924,623

Norway - 0.5%
Statoil ASA (b)	1,702,500	28,038,294
Panama - 0.4%
Copa Holdings SA Class A	219,100	25,507,622
Portugal - 0.5%
NOS SGPS SA	5,170,400	29,613,670
Spain - 3.1%
Amadeus IT Holding SA Class A	1,171,100	63,146,122
CaixaBank SA	10,197,500	46,301,171
Grifols SA ADR	2,294,100	49,804,911
Prosegur Cash SA	13,289,500	33,874,430

TOTAL SPAIN		193,126,634

Sweden - 4.2%
Addlife AB (a)	838,800	15,957,210
Alfa Laval AB (b)	1,737,734	35,648,140
HEXPOL AB (B Shares) (b)	3,223,600	35,830,718
Indutrade AB	1,143,500	27,021,163
Nordea Bank AB	5,142,000	63,278,652
Svenska Cellulosa AB (SCA) (B Shares)	1,418,000	46,971,560
Swedbank AB (A Shares)	1,598,200	37,874,090

TOTAL SWEDEN		262,581,533

Switzerland - 5.4%
Credit Suisse Group AG	3,160,830	48,205,704
Julius Baer Group Ltd.	860,410	44,867,544
Nestle SA (Reg. S)	1,697,834	130,768,030
Sika AG	7,900	50,417,085
UBS Group AG	3,937,566	67,274,997

TOTAL SWITZERLAND		341,533,360

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,353,000	27,993,321
United Kingdom - 21.9%
Aon PLC	228,400	27,371,456
Ascential PLC	6,751,503	30,850,761
Booker Group PLC	14,350,000	36,057,073
British American Tobacco PLC (United Kingdom)	1,292,100	87,298,630
BT Group PLC	9,269,900	36,569,298
Cineworld Group PLC	4,271,800	38,951,161
Close Brothers Group PLC	1,459,321	31,980,705
Coca-Cola European Partners PLC	672,100	25,956,502
Compass Group PLC	2,401,300	48,484,190
ConvaTec Group PLC	9,001,400	35,803,601
Cranswick PLC	488,600	16,972,627
Dechra Pharmaceuticals PLC	477,895	10,460,586
Diploma PLC	2,172,603	31,206,766
Equiniti Group PLC	5,585,385	15,969,476
Essentra PLC	3,528,543	24,747,465
Exova Group Ltd. PLC	8,574,435	26,486,876
Halma PLC	2,438,900	33,262,830
Hastings Group Holdings PLC	5,148,350	20,157,796
Hikma Pharmaceuticals PLC	541,022	13,573,173
Hilton Food Group PLC	1,138,579	11,347,721
Howden Joinery Group PLC	4,687,400	28,109,288
IMI PLC	1,829,199	30,301,794
Intertek Group PLC	693,400	36,516,408
James Fisher and Sons PLC	998,358	20,766,757
Jardine Lloyd Thompson Group PLC	1,698,399	24,131,437
John Wood Group PLC	3,350,596	32,959,960
London Stock Exchange Group PLC	754,745	33,070,372
Melrose Industries PLC	15,054,914	46,115,430
Micro Focus International PLC	1,261,900	42,298,605
Next PLC	236,500	13,186,852
Prudential PLC	3,099,080	68,780,556
Reckitt Benckiser Group PLC	578,800	53,329,212
Rio Tinto PLC	1,361,000	53,691,765
Rolls-Royce Holdings PLC	2,776,266	29,198,056
Rotork PLC	5,155,247	16,418,930
Schroders PLC	843,300	34,809,758
Shawbrook Group PLC	2,815,186	12,470,103
Sinclair Pharma PLC (a)	10,471,424	4,543,467
Spectris PLC	1,002,800	35,847,613
St. James's Place Capital PLC	3,289,805	48,915,769
Standard Life PLC	7,294,781	34,382,001
Tesco PLC (a)	5,071,200	12,035,049
Ultra Electronics Holdings PLC	813,200	22,034,129
Victrex PLC	909,100	22,560,255
Volution Group PLC	9,211,967	23,385,426

TOTAL UNITED KINGDOM		1,383,367,685

United States of America - 3.2%
Alphabet, Inc. Class C (a)	57,493	52,086,358
Moody's Corp.	234,600	27,757,872
PPG Industries, Inc.	351,500	38,608,760
S&P Global, Inc.	411,100	55,165,509
Total System Services, Inc.	475,800	27,268,098

TOTAL UNITED STATES OF AMERICA		200,886,597

TOTAL COMMON STOCKS
(Cost $5,025,999,091)		6,025,440,067

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	473,600	64,486,560
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	197,114,886	255,303
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,884,993)		64,741,863

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.85% (c)	190,242,709	190,280,758
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	194,847,305	194,866,790
TOTAL MONEY MARKET FUNDS
(Cost $385,153,758)		385,147,548
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $5,457,037,842)		6,475,329,478
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(170,052,233)
NET ASSETS - 100%		$6,305,277,245

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$264,427
Fidelity Securities Lending Cash Central Fund	1,174,652
Total	$1,439,079

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$721,681,547	$591,996,728	$129,684,819	$--
Consumer Staples	826,040,864	478,611,406	347,429,458	--
Energy	165,658,919	53,726,717	111,932,202	--
Financials	1,365,948,966	1,008,275,640	357,673,326	--
Health Care	794,173,993	543,665,246	250,508,747	--
Industrials	987,590,808	819,279,567	168,311,241	--
Information Technology	702,982,250	557,264,184	145,718,066	--
Materials	399,651,456	345,959,691	53,691,765	--
Real Estate	32,601,390	32,601,390	--	--
Telecommunication Services	93,851,737	12,094,503	81,757,234	--
Money Market Funds	385,147,548	385,147,548	--	--
Total Investments in Securities:	$6,475,329,478	$4,828,622,620	$1,646,706,858	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$190,226,278
Level 2 to Level 1	$57,632,360

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $189,260,696) — See accompanying schedule: Unaffiliated issuers (cost $5,071,884,084)	$6,090,181,930
Fidelity Central Funds (cost $385,153,758)	385,147,548
Total Investments (cost $5,457,037,842)		$6,475,329,478
Foreign currency held at value (cost $3,628)		3,653
Receivable for investments sold		15,522,388
Receivable for fund shares sold		6,842,795
Dividends receivable		27,770,825
Distributions receivable from Fidelity Central Funds		372,907
Prepaid expenses		3,393
Other receivables		392,135
Total assets		6,526,237,574
Liabilities
Payable to custodian bank	$942
Payable for investments purchased	18,324,320
Payable for fund shares redeemed	2,156,983
Accrued management fee	4,094,822
Other affiliated payables	862,180
Other payables and accrued expenses	649,901
Collateral on securities loaned	194,871,181
Total liabilities		220,960,329
Net Assets		$6,305,277,245
Net Assets consist of:
Paid in capital		$6,244,769,799
Undistributed net investment income		26,516,672
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(984,458,215)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,018,448,989
Net Assets		$6,305,277,245
Overseas:
Net Asset Value, offering price and redemption price per share ($5,390,078,788 ÷ 119,449,931 shares)		$45.12
Class K:
Net Asset Value, offering price and redemption price per share ($915,198,457 ÷ 20,324,252 shares)		$45.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$60,433,859
Interest		1,772
Income from Fidelity Central Funds		1,439,079
Income before foreign taxes withheld		61,874,710
Less foreign taxes withheld		(5,070,888)
Total income		56,803,822
Expenses
Management fee
Basic fee	$18,449,554
Performance adjustment	3,626,320
Transfer agent fees	4,205,900
Accounting and security lending fees	798,289
Custodian fees and expenses	270,659
Independent trustees' fees and expenses	10,941
Appreciation in deferred trustee compensation account	95
Registration fees	100,298
Audit	47,469
Legal	27,115
Miscellaneous	20,768
Total expenses before reductions	27,557,408
Expense reductions	(158,475)	27,398,933
Net investment income (loss)		29,404,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,997,926
Fidelity Central Funds	(4,982)
Foreign currency transactions	(547,296)
Total net realized gain (loss)		33,445,648
Change in net unrealized appreciation (depreciation) on: Investment securities	641,442,202
Assets and liabilities in foreign currencies	744,451
Total change in net unrealized appreciation (depreciation)		642,186,653
Net gain (loss)		675,632,301
Net increase (decrease) in net assets resulting from operations		$705,037,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,404,889	$95,870,128
Net realized gain (loss)	33,445,648	(60,892,494)
Change in net unrealized appreciation (depreciation)	642,186,653	(60,859,999)
Net increase (decrease) in net assets resulting from operations	705,037,190	(25,882,365)
Distributions to shareholders from net investment income	(95,770,395)	(49,659,846)
Distributions to shareholders from net realized gain	(6,822,055)	(685,981)
Total distributions	(102,592,450)	(50,345,827)
Share transactions - net increase (decrease)	389,058,312	854,054,931
Redemption fees	11,066	61,587
Total increase (decrease) in net assets	991,514,118	777,888,326
Net Assets
Beginning of period	5,313,763,127	4,535,874,801
End of period	$6,305,277,245	$5,313,763,127
Other Information
Undistributed net investment income end of period	$26,516,672	$92,882,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.73	$41.56	$39.02	$39.22	$31.35	$29.28
Income from Investment Operations
Net investment income (loss)A	.22	.75B	.52	.77C	.54	.73
Net realized and unrealized gain (loss)	4.95	(1.15)	2.69	(.28)	8.10	2.19
Total from investment operations	5.17	(.40)	3.21	.49	8.64	2.92
Distributions from net investment income	(.72)	(.43)	(.67)	(.51)	(.77)	(.83)
Distributions from net realized gain	(.05)	(.01)	–	(.18)	–	(.02)
Total distributions	(.78)D	(.43)E	(.67)	(.69)	(.77)	(.85)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$45.12	$40.73	$41.56	$39.02	$39.22	$31.35
Total ReturnG,H	12.97%	(.97)%	8.34%	1.27%	28.17%	10.37%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	1.03%	1.04%	1.04%	1.09%	.69%
Expenses net of fee waivers, if any	1.02%K	1.03%	1.04%	1.04%	1.09%	.69%
Expenses net of all reductions	1.01%K	1.03%	1.03%	1.04%	1.06%	.67%
Net investment income (loss)	1.05%K	1.88%B	1.28%	1.93%C	1.54%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$5,390,079	$4,569,084	$3,844,290	$2,738,667	$1,874,922	$1,639,725
Portfolio turnover rateL	29%K	33%	28%	41%	42%	90%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.67	$41.49	$38.96	$39.17	$31.32	$29.29
Income from Investment Operations
Net investment income (loss)A	.24	.80B	.57	.82C	.60	.79
Net realized and unrealized gain (loss)	4.94	(1.14)	2.68	(.28)	8.08	2.18
Total from investment operations	5.18	(.34)	3.25	.54	8.68	2.97
Distributions from net investment income	(.77)	(.47)	(.72)	(.58)	(.83)	(.92)
Distributions from net realized gain	(.05)	(.01)	–	(.18)	–	(.02)
Total distributions	(.82)	(.48)	(.72)	(.75)D	(.83)	(.94)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$45.03	$40.67	$41.49	$38.96	$39.17	$31.32
Total ReturnF,G	13.05%	(.85)%	8.47%	1.41%	28.37%	10.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.90%J	.91%	.91%	.90%	.93%	.51%
Expenses net of fee waivers, if any	.90%J	.91%	.91%	.90%	.92%	.51%
Expenses net of all reductions	.89%J	.90%	.90%	.90%	.90%	.48%
Net investment income (loss)	1.17%J	2.00%B	1.40%	2.06%C	1.71%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$915,198	$744,679	$691,585	$626,817	$562,490	$265,484
Portfolio turnover rateK	29%J	33%	28%	41%	42%	90%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,153,790,595
Gross unrealized depreciation	(137,112,120)
Net unrealized appreciation (depreciation) on securities	$1,016,678,475
Tax cost	$5,458,651,003

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(939,719,765)
No expiration
Short-term	(64,208,536)
Total capital loss carryforward	$(1,003,928,301)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,003,425,239 and $794,234,015, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$4,016,424.17
Class K	189,476.05
	$4,205,900

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,495 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,146 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $1,174,652. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134,924 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,551.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Overseas	$81,032,152	$41,702,378
Class K	14,738,243	7,957,468
Total	$95,770,395	$49,659,846
From net realized gain
Overseas	$5,828,037	$584,612
Class K	994,018	101,369
Total	$6,822,055	$685,981

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Overseas
Shares sold	18,094,751	37,524,563	$751,636,440	$1,504,705,495
Reinvestment of distributions	2,111,922	981,115	82,914,053	40,667,201
Shares redeemed	(12,931,845)	(18,839,855)	(526,088,544)	(756,461,832)
Net increase (decrease)	7,274,828	19,665,823	$308,461,949	$788,910,864
Class K
Shares sold	4,446,364	5,594,348	$181,807,765	$223,588,949
Reinvestment of distributions	401,743	194,940	15,732,261	8,058,837
Shares redeemed	(2,833,149)	(4,150,582)	(116,943,663)	(166,503,719)
Net increase (decrease)	2,014,958	1,638,706	$80,596,363	$65,144,067

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Overseas	1.02%
Actual		$1,000.00	$1,129.70	$5.39
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class K	.90%
Actual		$1,000.00	$1,130.50	$4.75
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

OVE-K-SANN-0617
1.863322.108

Fidelity Advisor® China Region Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® China Region Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
China	39.7%
Cayman Islands	34.3%
Taiwan	15.2%
Hong Kong	4.7%
United States of America*	2.6%
Bailiwick of Jersey	1.2%
British Virgin Islands	1.0%
Bermuda	0.8%
United Kingdom	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Cayman Islands	30.6%
China	29.0%
Taiwan	20.3%
United States of America*	6.1%
United Kingdom	4.8%
Bermuda	3.0%
Hong Kong	2.7%
Netherlands	2.1%
British Virgin Islands	1.1%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	93.9
Short-Term Investments and Net Other Assets (Liabilities)	2.4	6.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	9.2	9.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6.8	8.8
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	5.7	5.8
JD.com, Inc. sponsored ADR (Internet & Direct Marketing Retail)	3.2	0.9
China Construction Bank Corp. (H Shares) (Banks)	2.8	2.8
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	2.7	2.1
NetEase, Inc. ADR (Internet Software & Services)	2.3	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.1	1.9
China Oilfield Services Ltd. (H Shares) (Energy Equipment & Services)	1.9	0.8
Kweichow Moutai Co. Ltd. (A Shares) (Beverages)	1.8	2.0
	38.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.5	36.2
Consumer Discretionary	14.0	12.6
Financials	10.7	17.0
Materials	7.9	4.0
Industrials	7.1	5.1
Consumer Staples	5.9	3.5
Energy	5.1	3.9
Health Care	5.1	3.2
Utilities	2.4	3.3
Real Estate	1.3	3.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2017, the Fund did not have more than 25% of its total assets invested in any one industry.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 1.8%
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,966,000	$4,613,909
SAIC Motor Corp. Ltd.	3,622,515	14,319,799
		18,933,708
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	229,800	14,831,292
Hotels, Restaurants & Leisure - 1.2%
China Travel International Investment HK Ltd.	17,560,000	5,079,483
Huangshan Tourism Development Co. Ltd.	14	21
Melco Crown Entertainment Ltd. sponsored ADR	354,300	7,776,885
		12,856,389
Household Durables - 3.0%
Hangzhou Robam Appliances Co. Ltd. Class A	762,963	6,031,984
Midea Group Co. Ltd. Class A	2,288,400	11,173,938
Nien Made Enterprise Co. Ltd.	432,000	4,366,741
Sundart Holdings Ltd.	20,000,000	11,030,617
		32,603,280
Internet & Direct Marketing Retail - 4.7%
Ctrip.com International Ltd. ADR (a)	99,400	5,020,694
JD.com, Inc. sponsored ADR (a)	994,300	34,870,101
Vipshop Holdings Ltd. ADR (a)	758,900	10,525,943
		50,416,738
Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	5,856,082
Textiles, Apparel & Luxury Goods - 0.5%
JNBY Design Ltd.	6,510,000	5,197,388

TOTAL CONSUMER DISCRETIONARY		140,694,877

CONSUMER STAPLES - 5.9%
Beverages - 5.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,374,789	15,954,612
Kweichow Moutai Co. Ltd. (A Shares)	314,832	18,883,983
Wuliangye Yibin Co. Ltd. Class A	2,801,656	18,492,108
		53,330,703
Food & Staples Retailing - 0.9%
COFCO Meat Holdings Ltd.	30,491,000	6,624,771
Zhou Hei Ya International Holdings Co. Ltd.	3,442,000	3,646,285
		10,271,056

TOTAL CONSUMER STAPLES		63,601,759

ENERGY - 5.1%
Energy Equipment & Services - 1.9%
China Oilfield Services Ltd. (H Shares)	22,508,000	20,776,571
Oil, Gas & Consumable Fuels - 3.2%
CNOOC Ltd.	15,768,000	18,394,917
PetroChina Co. Ltd. (H Shares)	22,126,000	15,545,317
		33,940,234

TOTAL ENERGY		54,716,805

FINANCIALS - 10.7%
Banks - 4.9%
China Construction Bank Corp. (H Shares)	37,614,000	30,561,813
Industrial & Commercial Bank of China Ltd. (H Shares)	33,821,000	22,088,320
		52,650,133
Capital Markets - 0.7%
CITIC Securities Co. Ltd. (H Shares)	1,156,000	2,425,440
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(b)	1,119,000	5,559,694
		7,985,134
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	237,800	1,921,424
Insurance - 4.9%
China Life Insurance Co. Ltd. (H Shares)	5,682,000	17,286,148
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,009,600	18,516,266
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	17,126,730
		52,929,144

TOTAL FINANCIALS		115,485,835

HEALTH CARE - 5.1%
Health Care Providers & Services - 0.9%
China Resources Phoenix Health (c)	7,070,000	9,080,242
Life Sciences Tools & Services - 0.7%
JHL Biotech, Inc. (a)	3,976,696	7,960,497
Pharmaceuticals - 3.5%
China Resources Pharmaceutical Group Ltd.	4,485,000	5,281,660
CSPC Pharmaceutical Group Ltd.	10,938,000	15,187,077
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	799,944	6,223,398
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,163,336	3,646,869
Yunnan Baiyao Group Co. Ltd.	559,400	6,938,232
		37,277,236

TOTAL HEALTH CARE		54,317,975

INDUSTRIALS - 7.1%
Commercial Services & Supplies - 0.2%
Focused Photonics Hangzhou, Inc.	561,697	2,411,871
Construction & Engineering - 4.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	12,774,511
China Communications Construction Co. Ltd. (H Shares)	12,960,000	17,827,946
China Energy Engineering Corp. Ltd.	27,132,000	5,057,808
China State Construction International Holdings Ltd.	8,562,000	15,542,556
		51,202,821
Machinery - 0.7%
Sany Heavy Industry Co. Ltd. Class A	7,886,277	8,042,435
Road & Rail - 0.6%
Daqin Railway Co. Ltd. (A Shares)	6,192,097	7,006,362
Trading Companies & Distributors - 0.8%
Summit Ascent Holdings Ltd. (a)(c)	31,652,000	8,179,179

TOTAL INDUSTRIALS		76,842,668

INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment & Components - 9.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,890,360	10,382,103
Chroma ATE, Inc.	3,145,000	9,823,247
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,839,100	15,061,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,856,400	28,951,868
Largan Precision Co. Ltd.	93,000	15,431,790
Lens Technology Co. Ltd. Class A	839,047	4,473,051
Sunny Optical Technology Group Co. Ltd.	606,000	4,986,147
Tongda Group Holdings Ltd.	20,390,000	8,021,418
		97,131,042
Internet Software & Services - 17.6%
58.com, Inc. ADR (a)	107,000	4,235,060
Alibaba Group Holding Ltd. sponsored ADR (a)	534,600	61,746,300
NetEase, Inc. ADR	92,300	24,495,497
Tencent Holdings Ltd.	3,151,300	98,740,754
Weibo Corp. sponsored ADR (a)(c)	9,970	556,924
		189,774,535
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Semiconductor Engineering, Inc.	9,595,000	12,004,612
ASM Pacific Technology Ltd.	114,400	1,703,127
GlobalWafers Co. Ltd. unit (a)	738,500	5,278,060
Taiwan Semiconductor Manufacturing Co. Ltd.	11,388,000	73,234,077
		92,219,876
Software - 0.9%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	9,547,809
Technology Hardware, Storage & Peripherals - 1.4%
ADLINK Technology, Inc.	3,682,844	8,079,031
Advantech Co. Ltd.	346,000	2,793,369
Axiomtek Co. Ltd.	2,000,000	3,897,694
		14,770,094

TOTAL INFORMATION TECHNOLOGY		403,443,356

MATERIALS - 7.9%
Construction Materials - 3.8%
BBMG Corp. (H Shares)	33,657,000	18,043,633
China Shanshui Cement Group Ltd. (a)(c)	6,687,000	3,782,653
TCC International Holdings Ltd.	13,948,000	6,383,729
West China Cement Ltd. (a)	85,964,000	12,930,490
		41,140,505
Metals & Mining - 4.1%
Angang Steel Co. Ltd.:
(A Shares) (a)	5,819,352	4,499,477
(H Shares) (a)	10,712,000	7,202,525
Baoshan Iron & Steel Co. Ltd.	4,184,268	3,787,602
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	6,576,968
Zhaojin Mining Industry Co. Ltd. (H Shares) (c)	12,973,000	11,274,561
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	10,369,487
		43,710,620

TOTAL MATERIALS		84,851,125

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Beijing Capital Land Ltd. (H Shares)	29,448,000	14,310,675
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
China Unicom Ltd.	4,694,000	6,074,148
UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	16,792,000	5,094,798
Canvest Environmental Protection Group Co. Ltd. (c)	16,700,000	9,532,613
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	11,170,451
		25,797,862
TOTAL COMMON STOCKS
(Cost $866,816,845)		1,040,137,085

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $6,268,244)	1,983,088	9,498,992

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (e)	16,347,759	16,351,028
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	12,013,876	12,015,077
TOTAL MONEY MARKET FUNDS
(Cost $28,365,111)		28,366,105
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $901,450,200)		1,078,002,182
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,484,062)
NET ASSETS - 100%		$1,075,518,120

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,559,694 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,498,992 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,639
Fidelity Securities Lending Cash Central Fund	356,846
Total	$402,485

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$150,193,869	$140,694,877	$--	$9,498,992
Consumer Staples	63,601,759	63,601,759	--	--
Energy	54,716,805	20,776,571	33,940,234	--
Financials	115,485,835	92,639,993	22,845,842	--
Health Care	54,317,975	54,317,975	--	--
Industrials	76,842,668	76,842,668	--	--
Information Technology	403,443,356	219,463,913	183,979,443	--
Materials	84,851,125	81,068,472	--	3,782,653
Real Estate	14,310,675	14,310,675	--	--
Telecommunication Services	6,074,148	--	6,074,148	--
Utilities	25,797,862	25,797,862	--	--
Money Market Funds	28,366,105	28,366,105	--	--
Total Investments in Securities:	$1,078,002,182	$817,880,870	$246,839,667	$13,281,645

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$20,300,707

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$16,032,916
Net Realized Gain (Loss) on Investment Securities	1,787,345
Net Unrealized Gain (Loss) on Investment Securities	9,243,798
Cost of Purchases	--
Proceeds of Sales	(13,782,414)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$13,281,645
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$8,573,262

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,259,645) — See accompanying schedule: Unaffiliated issuers (cost $873,085,089)	$1,049,636,077
Fidelity Central Funds (cost $28,365,111)	28,366,105
Total Investments (cost $901,450,200)		$1,078,002,182
Receivable for investments sold		10,516,603
Receivable for fund shares sold		940,931
Distributions receivable from Fidelity Central Funds		67,682
Prepaid expenses		688
Other receivables		172,030
Total assets		1,089,700,116
Liabilities
Payable for investments purchased	$39,390
Payable for fund shares redeemed	1,191,973
Accrued management fee	613,208
Distribution and service plan fees payable	14,781
Other affiliated payables	216,843
Other payables and accrued expenses	90,881
Collateral on securities loaned	12,014,920
Total liabilities		14,181,996
Net Assets		$1,075,518,120
Net Assets consist of:
Paid in capital		$1,095,231,215
Accumulated net investment loss		(3,761,519)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(192,502,575)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		176,550,999
Net Assets		$1,075,518,120
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,428,998 ÷ 799,149 shares)		$28.07
Maximum offering price per share (100/94.25 of $28.07)		$29.78
Class M:
Net Asset Value and redemption price per share ($6,097,886 ÷ 217,978 shares)		$27.97
Maximum offering price per share (100/96.50 of $27.97)		$28.98
Class C:
Net Asset Value and offering price per share ($9,489,886 ÷ 345,040 shares)(a)		$27.50
China Region:
Net Asset Value, offering price and redemption price per share ($1,017,915,078 ÷ 35,883,667 shares)		$28.37
Class I:
Net Asset Value, offering price and redemption price per share ($19,586,272 ÷ 694,979 shares)		$28.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$313,459
Special dividends		468,101
Income from Fidelity Central Funds (including $356,846 from security lending)		402,485
Income before foreign taxes withheld		1,184,045
Less foreign taxes withheld		(27,989)
Total income		1,156,056
Expenses
Management fee	$3,503,912
Transfer agent fees	1,058,887
Distribution and service plan fees	88,600
Accounting and security lending fees	236,042
Custodian fees and expenses	175,869
Independent trustees' fees and expenses	2,061
Registration fees	62,470
Audit	43,344
Legal	1,593
Interest	5,462
Miscellaneous	4,108
Total expenses before reductions	5,182,348
Expense reductions	(265,829)	4,916,519
Net investment income (loss)		(3,760,463)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,955,277
Fidelity Central Funds	(3,531)
Foreign currency transactions	(42,611)
Total net realized gain (loss)		26,909,135
Change in net unrealized appreciation (depreciation) on: Investment securities	83,798,219
Assets and liabilities in foreign currencies	(6,044)
Total change in net unrealized appreciation (depreciation)		83,792,175
Net gain (loss)		110,701,310
Net increase (decrease) in net assets resulting from operations		$106,940,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,760,463)	$11,358,761
Net realized gain (loss)	26,909,135	(213,446,905)
Change in net unrealized appreciation (depreciation)	83,792,175	180,733,105
Net increase (decrease) in net assets resulting from operations	106,940,847	(21,355,039)
Distributions to shareholders from net investment income	(10,635,218)	(15,103,497)
Distributions to shareholders from net realized gain	(1,988,847)	(159,831,115)
Total distributions	(12,624,065)	(174,934,612)
Share transactions - net increase (decrease)	(82,973,681)	(83,319,865)
Redemption fees	56,550	164,633
Total increase (decrease) in net assets	11,399,651	(279,444,883)
Net Assets
Beginning of period	1,064,118,469	1,343,563,352
End of period	$1,075,518,120	$1,064,118,469
Other Information
Undistributed net investment income end of period	$–	$10,634,162
Accumulated net investment loss end of period	$(3,761,519)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.46	$29.34	$34.18	$35.56	$28.53	$27.28
Income from Investment Operations
Net investment income (loss)A	(.13)B	.18	.40C	.21	.30	.36
Net realized and unrealized gain (loss)	2.97	(.20)	(.83)	2.01D	7.06	1.42
Total from investment operations	2.84	(.02)	(.43)	2.22	7.36	1.78
Distributions from net investment income	(.18)	(.27)	(.22)	(.30)	(.34)	(.19)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.23)	(3.86)	(4.46)	(3.61)	(.34)	(.53)
Redemption fees added to paid in capitalA	–E	–E	.05	.01	.01	–E
Net asset value, end of period	$28.07	$25.46	$29.34	$34.18	$35.56	$28.53
Total ReturnF,G,H	11.29%	(.13)%	(1.45)%	6.45%D	26.07%	6.70%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.33%	1.28%	1.35%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%K	1.33%	1.28%	1.35%	1.35%	1.36%
Expenses net of all reductions	1.27%K	1.32%	1.26%	1.35%	1.31%	1.29%
Net investment income (loss)	(1.04)%B,K	.75%	1.26%C	.64%	.94%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$22,429	$22,937	$32,761	$21,728	$20,623	$13,539
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.34	$29.18	$34.02	$35.40	$28.40	$27.13
Income from Investment Operations
Net investment income (loss)A	(.18)B	.10	.30C	.12	.21	.29
Net realized and unrealized gain (loss)	2.97	(.22)	(.83)	1.99D	7.04	1.40
Total from investment operations	2.79	(.12)	(.53)	2.11	7.25	1.69
Distributions from net investment income	(.11)	(.13)	(.12)	(.19)	(.26)	(.08)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.16)	(3.72)	(4.36)	(3.50)	(.26)	(.42)
Redemption fees added to paid in capitalA	–E	–E	.05	.01	.01	–E
Net asset value, end of period	$27.97	$25.34	$29.18	$34.02	$35.40	$28.40
Total ReturnF,G,H	11.10%	(.50)%	(1.79)%	6.15%D	25.74%	6.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.66%K	1.67%	1.62%	1.65%	1.64%	1.64%
Expenses net of fee waivers, if any	1.66%K	1.67%	1.62%	1.65%	1.64%	1.64%
Expenses net of all reductions	1.61%K	1.67%	1.60%	1.65%	1.60%	1.57%
Net investment income (loss)	(1.38)%B,K	.40%	.92%C	.35%	.65%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,098	$5,644	$6,409	$6,305	$5,965	$4,349
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.47) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.82	$28.68	$33.56	$34.99	$28.07	$26.86
Income from Investment Operations
Net investment income (loss)A	(.22)B	–C	.15D	(.02)	.06	.16
Net realized and unrealized gain (loss)	2.92	(.21)	(.80)	1.97E	6.97	1.39
Total from investment operations	2.70	(.21)	(.65)	1.95	7.03	1.55
Distributions from net investment income	–	(.06)	(.04)	(.08)	(.12)	–
Distributions from net realized gain	(.02)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.02)	(3.65)	(4.28)	(3.39)	(.12)	(.34)
Redemption fees added to paid in capitalA	–C	–C	.05	.01	.01	–C
Net asset value, end of period	$27.50	$24.82	$28.68	$33.56	$34.99	$28.07
Total ReturnF,G,H	10.88%	(.88)%	(2.21)%	5.71%E	25.14%	5.88%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.05%K	2.07%	2.05%	2.07%	2.10%	2.11%
Expenses net of fee waivers, if any	2.05%K	2.07%	2.05%	2.07%	2.10%	2.11%
Expenses net of all reductions	2.00%K	2.06%	2.02%	2.07%	2.07%	2.04%
Net investment income (loss)	(1.77)%B,K	.01%	.49%D	(.07)%	.19%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,490	$11,218	$14,355	$10,445	$6,957	$4,515
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.86) %.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 E Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.78	$29.66	$34.51	$35.83	$28.73	$27.49
Income from Investment Operations
Net investment income (loss)A	(.09)B	.26	.51C	.33	.41	.45
Net realized and unrealized gain (loss)	3.00	(.21)	(.84)	2.03D	7.11	1.42
Total from investment operations	2.91	.05	(.33)	2.36	7.52	1.87
Distributions from net investment income	(.27)	(.35)	(.33)	(.38)	(.43)	(.29)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.32)	(3.93)E	(4.57)	(3.69)	(.43)	(.63)
Redemption fees added to paid in capitalA	–F	–F	.05	.01	.01	–F
Net asset value, end of period	$28.37	$25.78	$29.66	$34.51	$35.83	$28.73
Total ReturnG,H	11.47%	.15%	(1.14)%	6.83%D	26.51%	7.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	1.02%	.99%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	1.01%K	1.02%	.98%	1.01%	1.02%	1.04%
Expenses net of all reductions	.96%K	1.01%	.96%	1.01%	.98%	.98%
Net investment income (loss)	(.73)%B,K	1.06%	1.55%C	.99%	1.27%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,915	$1,004,985	$1,262,274	$1,352,761	$1,425,828	$1,265,488
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 E Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.62	$29.51	$34.39	$35.75	$28.68	$27.46
Income from Investment Operations
Net investment income (loss)A	(.09)B	.26	.51C	.34	.42	.45
Net realized and unrealized gain (loss)	2.98	(.20)	(.84)	2.02D	7.10	1.42
Total from investment operations	2.89	.06	(.33)	2.36	7.52	1.87
Distributions from net investment income	(.28)	(.36)	(.36)	(.43)	(.46)	(.31)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.33)	(3.95)	(4.60)	(3.73)E	(.46)	(.65)
Redemption fees added to paid in capitalA	–F	–F	.05	.01	.01	–F
Net asset value, end of period	$28.18	$25.62	$29.51	$34.39	$35.75	$28.68
Total ReturnG,H	11.47%	.16%	(1.14)%	6.87%D	26.58%	7.02%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	1.00%	.97%	.98%	.97%	1.04%
Expenses net of fee waivers, if any	1.01%K	1.00%	.97%	.98%	.97%	1.04%
Expenses net of all reductions	.95%K	.99%	.95%	.98%	.93%	.98%
Net investment income (loss)	(.72)%B,K	1.07%	1.57%C	1.01%	1.32%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$19,586	$19,334	$26,961	$19,404	$10,206	$1,958
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 E Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, China Region and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$13,281,645	Market comparable	Enterprise value/Gross profit multiple (EV/GP)	12.5	Increase
			Discount rate	2.3%	Decrease
			Discount for lack of marketability	15.0%	Decrease
		Market approach	Transaction price	$0.57	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryfowards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$209,666,123
Gross unrealized depreciation	(34,744,290)
Net unrealized appreciation (depreciation) on securities	$174,921,833
Tax cost	$903,080,349

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(180,168,755)
Long-term	(33,286,830)
Total capital loss carryforward	$(213,455,585)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,613,724 and $459,637,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,646	$36
Class M	.25%	.25%	14,058	283
Class C	.75%	.25%	47,896	4,066
			$88,600	$4,385

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,736
Class M	1,270
Class C(a)	1,354
$6,360

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,877.27
Class M	10,187.36
Class C	11,957.25
China Region	988,218.21
Class I	19,648.20
	$1,058,887

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,213,000.71%		$5,088

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,712 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $4,033,333. The weighted average interest rate was 1.11%. The interest expense amounted to $374 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $261,477 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,352.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$157,254	$297,014
Class M	24,256	28,522
Class C	–	29,301
China Region	10,241,399	14,431,516
Class I	$212,309	$317,144
Total	$10,635,218	$15,103,497
From net realized gain
Class A	$43,202	$3,946,989
Class M	10,926	763,704
Class B	–	93,006
Class C	7,384	1,752,229
China Region	1,889,558	150,087,760
Class I	37,777	3,187,427
Total	$1,988,847	$159,831,115

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	110,593	240,368	$2,907,714	$5,824,186
Reinvestment of distributions	7,951	162,605	195,750	4,157,811
Shares redeemed	(220,425)	(618,365)	(5,603,531)	(14,282,494)
Net increase (decrease)	(101,881)	(215,392)	$(2,500,067)	$(4,300,497)
Class M
Shares sold	23,659	43,307	$599,639	$1,037,492
Reinvestment of distributions	1,419	30,599	34,859	781,504
Shares redeemed	(29,803)	(70,825)	(753,758)	(1,686,295)
Net increase (decrease)	(4,725)	3,081	$(119,260)	$132,701
Class B
Shares sold	–	30	$–	$648
Reinvestment of distributions	–	3,443	–	87,630
Shares redeemed	–	(31,204)	–	(704,876)
Net increase (decrease)	–	(27,731)	$–	$(616,598)
Class C
Shares sold	35,440	98,283	$901,963	$2,387,271
Reinvestment of distributions	254	55,713	6,148	1,398,404
Shares redeemed	(142,611)	(202,505)	(3,523,893)	(4,847,372)
Net increase (decrease)	(106,917)	(48,509)	$(2,615,782)	$(1,061,697)
China Region
Shares sold	2,408,244	3,781,033	$63,571,325	$92,584,217
Reinvestment of distributions	469,803	6,142,435	11,674,597	158,659,097
Shares redeemed	(5,980,331)	(13,494,506)	(151,379,293)	(325,219,240)
Net increase (decrease)	(3,102,284)	(3,571,038)	$(76,133,371)	$(73,975,926)
Class I
Shares sold	209,292	405,852	$5,379,622	$10,200,502
Reinvestment of distributions	8,728	99,936	215,492	2,565,348
Shares redeemed	(277,604)	(664,751)	(7,200,315)	(16,263,698)
Net increase (decrease)	(59,584)	(158,963)	$(1,605,201)	$(3,497,848)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.32%
Actual		$1,000.00	$1,112.90	$6.92
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.66%
Actual		$1,000.00	$1,111.00	$8.69
Hypothetical-C		$1,000.00	$1,016.56	$8.30
Class C	2.05%
Actual		$1,000.00	$1,108.80	$10.72
Hypothetical-C		$1,000.00	$1,014.63	$10.24
China Region	1.01%
Actual		$1,000.00	$1,114.70	$5.30
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.01%
Actual		$1,000.00	$1,114.70	$5.30
Hypothetical-C		$1,000.00	$1,019.79	$5.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AHKC-SANN-0617
1.861464.108

Fidelity® International Value Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	22.6%
United Kingdom	17.2%
France	15.3%
Germany	7.4%
Switzerland	7.0%
Australia	5.7%
Spain	4.2%
United States of America *	4.1%
Netherlands	3.8%
Other	12.7%

As of October 31, 2016
Japan	21.8%
United Kingdom	21.0%
France	14.4%
Switzerland	7.5%
Germany	6.3%
Australia	4.5%
United States of America*	4.4%
Netherlands	3.8%
Spain	3.4%
Other	12.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	1.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.0	3.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.5	2.4
Toyota Motor Corp. (Japan, Automobiles)	2.2	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	2.2
Sanofi SA (France, Pharmaceuticals)	2.0	1.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.9
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.7	0.0
Lloyds Banking Group PLC (United Kingdom, Banks)	1.7	1.1
BASF AG (Germany, Chemicals)	1.7	2.1
UBS Group AG (Switzerland, Capital Markets)	1.6	1.2
	20.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.5	29.2
Industrials	13.4	11.5
Health Care	9.6	10.9
Consumer Discretionary	8.5	10.5
Materials	7.7	8.8
Energy	7.4	8.2
Information Technology	5.2	4.9
Consumer Staples	4.8	6.3
Telecommunication Services	3.4	4.5
Utilities	1.8	3.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 5.7%
Australia & New Zealand Banking Group Ltd.	243,375	$5,970,156
Insurance Australia Group Ltd.	513,326	2,386,991
Macquarie Group Ltd.	36,371	2,532,818
Magellan Financial Group Ltd.	72,957	1,288,180
Westpac Banking Corp.	289,915	7,600,056

TOTAL AUSTRALIA		19,778,201

Bailiwick of Jersey - 0.7%
Wolseley PLC	39,492	2,509,999
Belgium - 1.4%
KBC Groep NV	67,347	4,862,373
Canada - 0.8%
Imperial Oil Ltd.	45,300	1,317,800
Potash Corp. of Saskatchewan, Inc.	85,600	1,443,546

TOTAL CANADA		2,761,346

Finland - 1.1%
Sampo Oyj (A Shares) (a)	77,234	3,700,923
France - 15.3%
Atos Origin SA	36,612	4,797,739
AXA SA (a)	181,621	4,845,676
Bouygues SA (a)	34,816	1,463,718
Capgemini SA	27,393	2,742,642
Compagnie de St. Gobain	59,400	3,206,104
Havas SA	220,503	2,039,006
Natixis SA	272,800	1,897,968
Sanofi SA	72,108	6,813,762
Societe Generale Series A	94,700	5,192,659
SR Teleperformance SA	20,600	2,588,406
Total SA	200,862	10,310,892
VINCI SA (a)	56,500	4,815,980
Vivendi SA	123,792	2,456,231

TOTAL FRANCE		53,170,783

Germany - 7.4%
Axel Springer Verlag AG	28,500	1,599,131
BASF AG	59,654	5,813,209
Brenntag AG	27,200	1,613,001
Deutsche Telekom AG	282,200	4,950,014
Fresenius SE & Co. KGaA	33,800	2,739,653
HeidelbergCement Finance AG	26,600	2,462,907
Linde AG	7,900	1,419,472
SAP AG	29,570	2,961,910
Vonovia SE	61,000	2,208,376

TOTAL GERMANY		25,767,673

Hong Kong - 0.9%
AIA Group Ltd.	184,000	1,273,843
Power Assets Holdings Ltd.	192,000	1,727,873

TOTAL HONG KONG		3,001,716

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	1,406,500	1,361,231
Ireland - 1.5%
Allergan PLC	6,280	1,531,441
CRH PLC	52,671	1,918,494
Medtronic PLC	23,000	1,911,070

TOTAL IRELAND		5,361,005

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	45,999	1,452,648
Italy - 1.0%
Intesa Sanpaolo SpA	1,173,100	3,424,399
Japan - 22.6%
AEON Financial Service Co. Ltd.	72,600	1,394,363
Astellas Pharma, Inc.	105,500	1,391,240
Dentsu, Inc.	19,600	1,104,176
East Japan Railway Co.	17,800	1,589,425
Hoya Corp.	64,900	3,099,597
Itochu Corp.	246,800	3,489,184
Japan Tobacco, Inc.	26,400	877,671
Kao Corp.	34,700	1,913,753
KDDI Corp.	150,400	3,987,717
Komatsu Ltd.	111,300	2,974,108
Makita Corp.	65,600	2,339,179
Mitsubishi UFJ Financial Group, Inc.	1,356,700	8,596,860
Nintendo Co. Ltd.	4,400	1,113,489
Nippon Telegraph & Telephone Corp.	71,300	3,055,608
Nomura Holdings, Inc.	440,000	2,644,237
OBIC Co. Ltd.	42,600	2,300,534
Olympus Corp.	66,000	2,539,942
ORIX Corp.	229,100	3,495,843
Panasonic Corp.	153,900	1,840,375
Recruit Holdings Co. Ltd.	51,200	2,585,835
Seven & i Holdings Co. Ltd.	57,800	2,442,144
Shin-Etsu Chemical Co. Ltd.	34,100	2,962,318
Shinsei Bank Ltd.	948,000	1,768,863
Sony Corp.	89,900	3,084,860
Sony Financial Holdings, Inc.	123,000	2,043,472
Subaru Corp.	49,600	1,874,099
Taiheiyo Cement Corp.	427,000	1,421,099
Tokio Marine Holdings, Inc.	71,900	3,026,282
Toyota Motor Corp.	144,000	7,793,394

TOTAL JAPAN		78,749,667

Netherlands - 3.8%
Akzo Nobel NV (a)	12,823	1,121,359
ING Groep NV (Certificaten Van Aandelen)	344,290	5,611,769
PostNL NV (a)	173,631	860,003
RELX NV	177,227	3,427,663
Wolters Kluwer NV	49,333	2,095,262

TOTAL NETHERLANDS		13,116,056

Norway - 0.9%
Statoil ASA (a)	193,419	3,185,397
Spain - 3.7%
Banco Santander SA (Spain)	743,100	4,846,230
CaixaBank SA	757,997	3,441,642
Iberdrola SA	653,088	4,696,721

TOTAL SPAIN		12,984,593

Sweden - 3.6%
Investor AB (B Shares)	67,551	3,088,006
Nordea Bank AB	443,800	5,461,506
Swedbank AB (A Shares)	117,842	2,792,616
Telefonaktiebolaget LM Ericsson (B Shares)	155,300	1,008,958

TOTAL SWEDEN		12,351,086

Switzerland - 7.0%
ABB Ltd. (Reg.)	152,660	3,740,821
Credit Suisse Group AG	101,487	1,547,775
Lafargeholcim Ltd. (Reg.)	40,520	2,296,812
Nestle SA (Reg. S)	28,149	2,168,050
Novartis AG	56,169	4,324,175
UBS Group AG	329,958	5,612,586
Zurich Insurance Group AG	17,430	4,823,551

TOTAL SWITZERLAND		24,513,770

United Kingdom - 17.2%
AstraZeneca PLC (United Kingdom)	80,729	4,834,814
Aviva PLC	716,341	4,871,416
BAE Systems PLC	479,829	3,897,160
BHP Billiton PLC	106,347	1,621,282
BP PLC	1,132,482	6,483,024
British American Tobacco PLC (United Kingdom)	36,400	2,459,307
Bunzl PLC	103,266	3,220,703
Compass Group PLC	170,939	3,451,397
HSBC Holdings PLC sponsored ADR (a)	77,043	3,171,860
Imperial Tobacco Group PLC	63,922	3,131,185
Informa PLC	350,099	2,911,138
ITV PLC	626,296	1,703,475
Lloyds Banking Group PLC	6,617,300	5,945,821
Micro Focus International PLC	89,200	2,989,964
Rio Tinto PLC	107,160	4,227,487
Royal Dutch Shell PLC Class B (United Kingdom)	55,823	1,485,281
Standard Chartered PLC (United Kingdom) (b)	371,475	3,469,941

TOTAL UNITED KINGDOM		59,875,255

United States of America - 3.0%
Amgen, Inc.	7,700	1,257,564
ConocoPhillips Co.	59,800	2,865,018
Constellation Brands, Inc. Class A (sub. vtg.)	8,400	1,449,336
Edgewell Personal Care Co. (b)	12,500	893,625
Molson Coors Brewing Co. Class B	17,000	1,630,130
S&P Global, Inc.	18,400	2,469,096

TOTAL UNITED STATES OF AMERICA		10,564,769

TOTAL COMMON STOCKS
(Cost $332,235,193)		342,492,890

Nonconvertible Preferred Stocks - 0.5%
Spain - 0.5%
Grifols SA Class B
(Cost $1,455,226)	93,000	1,985,070

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 0.85% (c)	1,416,079	1,416,362
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	23,197,646	23,199,966
TOTAL MONEY MARKET FUNDS
(Cost $24,616,581)		24,616,328
TOTAL INVESTMENT PORTFOLIO - 106.0%
(Cost $358,307,000)		369,094,288
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(20,966,081)
NET ASSETS - 100%		$348,128,207

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,267
Fidelity Securities Lending Cash Central Fund	84,398
Total	$89,665

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,857,282	$13,687,256	$16,170,026	$--
Consumer Staples	16,965,201	12,337,844	4,627,357	--
Energy	25,647,412	4,182,818	21,464,594	--
Financials	126,461,008	67,915,147	58,545,861	--
Health Care	33,880,976	16,516,985	17,363,991	--
Industrials	46,416,551	28,478,483	17,938,068	--
Information Technology	17,915,236	10,088,237	7,826,999	--
Materials	26,707,985	18,940,722	7,767,263	--
Real Estate	2,208,376	2,208,376	--	--
Telecommunication Services	11,993,339	--	11,993,339	--
Utilities	6,424,594	6,424,594	--	--
Money Market Funds	24,616,328	24,616,328	--	--
Total Investments in Securities:	$369,094,288	$205,396,790	$163,697,498	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$14,996,093
Level 2 to Level 1	$12,734,748

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,871,853) — See accompanying schedule: Unaffiliated issuers (cost $333,690,419)	$344,477,960
Fidelity Central Funds (cost $24,616,581)	24,616,328
Total Investments (cost $358,307,000)		$369,094,288
Cash		79,541
Foreign currency held at value (cost $2)		43
Receivable for investments sold		740,762
Receivable for fund shares sold		96,454
Dividends receivable		2,265,171
Distributions receivable from Fidelity Central Funds		30,800
Prepaid expenses		211
Other receivables		15,758
Total assets		372,323,028
Liabilities
Payable for investments purchased	$559,911
Payable for fund shares redeemed	126,078
Accrued management fee	199,004
Distribution and service plan fees payable	6,626
Other affiliated payables	61,947
Other payables and accrued expenses	40,080
Collateral on securities loaned	23,201,175
Total liabilities		24,194,821
Net Assets		$348,128,207
Net Assets consist of:
Paid in capital		$442,314,742
Undistributed net investment income		3,083,094
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,055,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,786,222
Net Assets		$348,128,207
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,147,115 ÷ 853,097 shares)		$8.38
Maximum offering price per share (100/94.25 of $8.38)		$8.89
Class M:
Net Asset Value and redemption price per share ($3,768,065 ÷ 449,988 shares)		$8.37
Maximum offering price per share (100/96.50 of $8.37)		$8.67
Class C:
Net Asset Value and offering price per share ($4,508,681 ÷ 538,636 shares)(a)		$8.37
International Value:
Net Asset Value, offering price and redemption price per share ($328,731,963 ÷ 39,262,758 shares)		$8.37
Class I:
Net Asset Value, offering price and redemption price per share ($3,972,383 ÷ 473,703 shares)		$8.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$5,735,107
Income from Fidelity Central Funds		89,665
Income before foreign taxes withheld		5,824,772
Less foreign taxes withheld		(436,028)
Total income		5,388,744
Expenses
Management fee
Basic fee	$1,149,903
Performance adjustment	(19,845)
Transfer agent fees	281,672
Distribution and service plan fees	39,868
Accounting and security lending fees	85,913
Custodian fees and expenses	44,362
Independent trustees' fees and expenses	668
Registration fees	68,696
Audit	33,941
Legal	2,075
Miscellaneous	1,280
Total expenses before reductions	1,688,533
Expense reductions	(24,627)	1,663,906
Net investment income (loss)		3,724,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(360,930)
Fidelity Central Funds	(1,186)
Foreign currency transactions	(96,383)
Total net realized gain (loss)		(458,499)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,464,934
Assets and liabilities in foreign currencies	43,937
Total change in net unrealized appreciation (depreciation)		29,508,871
Net gain (loss)		29,050,372
Net increase (decrease) in net assets resulting from operations		$32,775,210

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,724,838	$7,988,662
Net realized gain (loss)	(458,499)	(3,305,724)
Change in net unrealized appreciation (depreciation)	29,508,871	(18,037,363)
Net increase (decrease) in net assets resulting from operations	32,775,210	(13,354,425)
Distributions to shareholders from net investment income	(8,124,122)	(4,084,383)
Distributions to shareholders from net realized gain	(457,331)	–
Total distributions	(8,581,453)	(4,084,383)
Share transactions - net increase (decrease)	(2,808,549)	56,799,318
Redemption fees	342	637
Total increase (decrease) in net assets	21,385,550	39,361,147
Net Assets
Beginning of period	326,742,657	287,381,510
End of period	$348,128,207	$326,742,657
Other Information
Undistributed net investment income end of period	$3,083,094	$7,482,378

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.78	$8.27	$8.62	$8.96	$7.39	$7.02
Income from Investment Operations
Net investment income (loss)A	.08	.17	.13	.31B	.17	.20
Net realized and unrealized gain (loss)	.70	(.57)	(.20)	(.47)	1.64	.39
Total from investment operations	.78	(.40)	(.07)	(.16)	1.81	.59
Distributions from net investment income	(.17)	(.09)	(.28)	(.17)	(.20)	(.22)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.18)	(.09)	(.28)	(.18)	(.24)	(.22)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.38	$7.78	$8.27	$8.62	$8.96	$7.39
Total ReturnD,E,F	10.16%	(4.91)%	(.81)%	(1.76)%	25.24%	8.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.36%I	1.40%	1.37%	1.32%	1.39%	1.44%
Expenses net of fee waivers, if any	1.35%I	1.40%	1.37%	1.32%	1.39%	1.44%
Expenses net of all reductions	1.34%I	1.39%	1.36%	1.32%	1.36%	1.41%
Net investment income (loss)	1.92%I	2.19%	1.58%	3.44%B	2.08%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$7,147	$7,717	$8,956	$6,296	$6,191	$4,491
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.76	$8.25	$8.60	$8.94	$7.38	$7.00
Income from Investment Operations
Net investment income (loss)A	.06	.15	.11	.28B	.15	.18
Net realized and unrealized gain (loss)	.70	(.58)	(.20)	(.46)	1.64	.40
Total from investment operations	.76	(.43)	(.09)	(.18)	1.79	.58
Distributions from net investment income	(.14)	(.06)	(.26)	(.15)	(.19)	(.20)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.15)	(.06)	(.26)	(.16)	(.23)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.76	$8.25	$8.60	$8.94	$7.38
Total ReturnD,E,F	9.98%	(5.24)%	(1.09)%	(1.99)%	24.86%	8.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.66%I	1.70%	1.66%	1.59%	1.66%	1.71%
Expenses net of fee waivers, if any	1.66%I	1.70%	1.66%	1.59%	1.65%	1.70%
Expenses net of all reductions	1.64%I	1.69%	1.65%	1.59%	1.63%	1.67%
Net investment income (loss)	1.62%I	1.89%	1.29%	3.17%B	1.81%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$3,768	$3,703	$4,086	$3,604	$3,758	$2,693
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.75	$8.23	$8.59	$8.93	$7.38	$7.00
Income from Investment Operations
Net investment income (loss)A	.05	.11	.07	.24B	.11	.14
Net realized and unrealized gain (loss)	.69	(.57)	(.20)	(.45)	1.63	.41
Total from investment operations	.74	(.46)	(.13)	(.21)	1.74	.55
Distributions from net investment income	(.11)	(.02)	(.23)	(.11)	(.15)	(.17)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.12)	(.02)	(.23)	(.13)C	(.19)	(.17)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.75	$8.23	$8.59	$8.93	$7.38
Total ReturnE,F,G	9.63%	(5.61)%	(1.58)%	(2.43)%	24.17%	8.12%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.13%J	2.17%	2.15%	2.07%	2.14%	2.19%
Expenses net of fee waivers, if any	2.13%J	2.17%	2.14%	2.07%	2.14%	2.19%
Expenses net of all reductions	2.12%J	2.17%	2.14%	2.07%	2.11%	2.16%
Net investment income (loss)	1.15%J	1.42%	.81%	2.69%B	1.33%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$4,509	$4,168	$4,502	$3,647	$3,231	$2,249
Portfolio turnover rateK	52%J	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.79	$8.29	$8.64	$8.97	$7.40	$7.03
Income from Investment Operations
Net investment income (loss)A	.09	.20	.16	.34B	.19	.22
Net realized and unrealized gain (loss)	.70	(.58)	(.19)	(.46)	1.65	.40
Total from investment operations	.79	(.38)	(.03)	(.12)	1.84	.62
Distributions from net investment income	(.20)	(.12)	(.32)	(.20)	(.22)	(.25)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.21)	(.12)	(.32)	(.21)	(.27)C	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.37	$7.79	$8.29	$8.64	$8.97	$7.40
Total ReturnE,F	10.34%	(4.69)%	(.41)%	(1.34)%	25.57%	9.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	1.03%	1.02%	.96%	1.05%	1.13%
Expenses net of fee waivers, if any	.99%I	1.03%	1.02%	.96%	1.05%	1.13%
Expenses net of all reductions	.98%I	1.03%	1.01%	.95%	1.02%	1.10%
Net investment income (loss)	2.29%I	2.56%	1.93%	3.80%B	2.41%	3.16%
Supplemental Data
Net assets, end of period (000 omitted)	$328,732	$309,199	$267,567	$192,789	$181,568	$128,983
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.042 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.80	$8.29	$8.65	$8.98	$7.41	$7.04
Income from Investment Operations
Net investment income (loss)A	.09	.19	.15	.33B	.19	.22
Net realized and unrealized gain (loss)	.70	(.58)	(.19)	(.45)	1.65	.40
Total from investment operations	.79	(.39)	(.04)	(.12)	1.84	.62
Distributions from net investment income	(.19)	(.10)	(.32)	(.19)	(.23)	(.25)
Distributions from net realized gain	(.01)	–	–	(.01)	(.04)	–
Total distributions	(.20)	(.10)	(.32)	(.21)C	(.27)	(.25)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.80	$8.29	$8.65	$8.98	$7.41
Total ReturnE,F	10.34%	(4.81)%	(.53)%	(1.41)%	25.64%	9.22%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.12%I	1.17%	1.14%	1.05%	1.07%	1.10%
Expenses net of fee waivers, if any	1.12%I	1.17%	1.14%	1.05%	1.07%	1.10%
Expenses net of all reductions	1.10%I	1.16%	1.13%	1.04%	1.04%	1.07%
Net investment income (loss)	2.16%I	2.42%	1.81%	3.71%B	2.39%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$3,972	$1,955	$1,969	$1,310	$239	$372
Portfolio turnover rateJ	52%I	47%	44%	69%	79%	74%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of .014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Value and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$28,543,190
Gross unrealized depreciation	(18,515,633)
Net unrealized appreciation (depreciation) on securities	$10,027,557
Tax cost	$359,066,731

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(65,376,972)
2018	(3,571,319)
2019	(31,368,797)
Total with expiration	$(100,317,088)
No expiration
Short-term	$(6,030,826)
Total capital loss carryforward	$(106,347,914)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $85,165,131 and $93,403,567, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,309	$–
Class M	.25%	.25%	9,128	–
Class C	.75%	.25%	21,431	2,539
			$39,868	$2,539

Sales Loads. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,144
Class M	731
Class C(a)	501
$3,376

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$10,312.28
Class M	5,999.33
Class C	6,540.31
International Value	254,989.16
Class I	3,832.29
	$281,672

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $120 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $558 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, Total security lending income during the period amounted to $84,398, including $36 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,160 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,467.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$160,715	$95,726
Class M	64,948	30,318
Class B	–	141
Class C	57,557	10,293
International Value	7,786,373	3,924,604
Class I	54,529	23,301
Total	$8,124,122	$4,084,383
From net realized gain
Class A	$10,650	$–
Class M	5,031	–
Class C	5,917	–
International Value	432,576	–
Class I	3,157	–
Total	$457,331	$–

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	116,678	238,095	$923,543	$1,848,202
Reinvestment of distributions	21,396	11,425	166,672	93,224
Shares redeemed	(276,809)	(340,144)	(2,196,972)	(2,620,114)
Net increase (decrease)	(138,735)	(90,624)	$(1,106,757)	$(678,688)
Class M
Shares sold	57,884	88,717	$457,214	$694,653
Reinvestment of distributions	8,935	3,669	69,695	29,980
Shares redeemed	(93,719)	(110,449)	(736,404)	(851,756)
Net increase (decrease)	(26,900)	(18,063)	$(209,495)	$(127,123)
Class B
Shares sold	–	2	$–	$14
Reinvestment of distributions	–	15	–	124
Shares redeemed	–	(36,263)	–	(277,663)
Net increase (decrease)	–	(36,246)	$–	$(277,525)
Class C
Shares sold	47,485	105,656	$372,008	$808,615
Reinvestment of distributions	7,631	1,181	59,598	9,659
Shares redeemed	(54,626)	(115,602)	(428,429)	(896,778)
Net increase (decrease)	490	(8,765)	$3,177	$(78,504)
International Value
Shares sold	1,089,831	10,653,545	$8,608,702	$82,568,730
Reinvestment of distributions	1,033,790	470,177	8,032,545	3,831,944
Shares redeemed	(2,538,371)	(3,741,188)	(19,917,454)	(28,527,423)
Net increase (decrease)	(414,750)	7,382,534	$(3,276,207)	$57,873,251
Class I
Shares sold	262,937	73,854	$2,096,088	$567,094
Reinvestment of distributions	6,933	2,528	54,005	20,650
Shares redeemed	(46,806)	(63,368)	(369,360)	(499,837)
Net increase (decrease)	223,064	13,014	$1,780,733	$87,907

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 69% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.35%
Actual		$1,000.00	$1,101.60	$7.03
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.66%
Actual		$1,000.00	$1,099.80	$8.64
Hypothetical-C		$1,000.00	$1,016.56	$8.30

Class C	2.13%
Actual		$1,000.00	$1,096.30	$11.07
Hypothetical-C		$1,000.00	$1,014.23	$10.64
International Value	.99%
Actual		$1,000.00	$1,103.40	$5.16
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class I	1.12%
Actual		$1,000.00	$1,103.40	$5.84
Hypothetical-C		$1,000.00	$1,019.24	$5.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FIV-SANN-0617
1.827485.110

Fidelity Advisor® Total International Equity Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® Total International Equity Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	12.7%
United States of America*	11.3%
United Kingdom	11.0%
Switzerland	5.9%
France	5.5%
Canada	4.8%
Germany	4.4%
Sweden	3.5%
India	3.3%
Other	37.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	13.7%
United States of America*	11.7%
United Kingdom	11.5%
Switzerland	6.9%
France	5.4%
Canada	5.1%
Germany	3.9%
Cayman Islands	3.5%
Australia	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.3
Investment Companies	0.4	0.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.7

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1	2.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
SAP AG (Germany, Software)	1.2	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
Naspers Ltd. Class N (South Africa, Media)	1.1	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	0.2
AIA Group Ltd. (Hong Kong, Insurance)	1.0	1.1
	12.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	17.1
Information Technology	15.5	14.4
Industrials	12.9	11.5
Consumer Staples	12.2	14.1
Consumer Discretionary	10.0	12.1
Health Care	9.9	11.8
Materials	8.9	7.7
Energy	4.2	4.0
Real Estate	1.8	2.1
Telecommunication Services	1.8	1.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.3%
Adelaide Brighton Ltd.	14,945	$66,250
Amcor Ltd.	37,925	446,136
Australia & New Zealand Banking Group Ltd.	78,388	1,922,912
Beacon Lighting Group Ltd.	45,008	60,664
CSL Ltd.	33,974	3,372,036
DuluxGroup Ltd.	31,910	161,764
Imdex Ltd. (a)	150,407	69,827
Insurance Australia Group Ltd.	168,220	782,231
Macquarie Group Ltd.	11,919	830,020
Magellan Financial Group Ltd.	23,701	418,482
Quintis Ltd.	54,330	48,819
RCG Corp. Ltd.	128,117	79,625
Transurban Group unit	93,952	858,285
Westpac Banking Corp.	93,378	2,447,883

TOTAL AUSTRALIA		11,564,934

Austria - 0.7%
Andritz AG	28,872	1,596,730
Buwog-Gemeinnuetzige Wohnung	26,449	714,222

TOTAL AUSTRIA		2,310,952

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	8,000	24,080
Wolseley PLC	12,877	818,425

TOTAL BAILIWICK OF JERSEY		842,505

Belgium - 1.9%
Anheuser-Busch InBev SA NV	38,371	4,327,112
KBC Ancora (a)	1,311	62,350
KBC Groep NV	29,595	2,136,724

TOTAL BELGIUM		6,526,186

Bermuda - 0.2%
Credicorp Ltd. (United States)	3,800	583,908
Vostok New Ventures Ltd. (depositary receipt) (a)	12,960	100,961

TOTAL BERMUDA		684,869

Brazil - 1.7%
BB Seguridade Participacoes SA	61,600	580,087
Cielo SA	78,403	595,300
Drogasil SA (a)	27,000	573,762
Equatorial Energia SA	27,300	494,471
Itau Unibanco Holding SA	13,400	143,792
Kroton Educacional SA	123,500	581,694
Qualicorp SA	73,600	524,050
Smiles SA	22,200	482,881
Ultrapar Participacoes SA	25,700	570,184
Vale SA sponsored ADR	102,700	881,166
Weg SA (a)	94,600	527,534

TOTAL BRAZIL		5,954,921

Canada - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	61,903	2,846,980
Canadian National Railway Co.	31,059	2,245,040
Canadian Pacific Railway Ltd.	6,000	919,351
CCL Industries, Inc. Class B	8,166	1,890,375
Constellation Software, Inc.	3,662	1,674,881
Franco-Nevada Corp.	22,200	1,509,870
Imperial Oil Ltd.	63,726	1,853,822
McCoy Global, Inc. (a)	12,300	17,571
New Look Vision Group, Inc.	3,500	73,074
Pason Systems, Inc.	57,978	860,931
Potash Corp. of Saskatchewan, Inc.	124,626	2,101,674
PrairieSky Royalty Ltd.	40,400	880,481
ShawCor Ltd. Class A	2,500	62,727
Tesco Corp. (a)	4,900	32,095

TOTAL CANADA		16,968,872

Cayman Islands - 3.1%
58.com, Inc. ADR (a)	4,600	182,068
Alibaba Group Holding Ltd. sponsored ADR (a)	34,800	4,019,400
Ctrip.com International Ltd. ADR (a)	15,800	798,058
NetEase, Inc. ADR	3,100	822,709
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	9,900	638,946
Shenzhou International Group Holdings Ltd.	77,000	506,843
Tencent Holdings Ltd.	128,100	4,013,801

TOTAL CAYMAN ISLANDS		10,981,825

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	14,600	519,030
China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	101,600	486,371
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	99,700	528,908
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	145,000	384,086
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	60,416	470,024
Kweichow Moutai Co. Ltd. (A Shares)	8,294	497,484
Midea Group Co. Ltd. Class A	92,400	451,176
Shanghai International Airport Co. Ltd. (A Shares)	102,000	506,782
Sinopharm Group Co. Ltd. (H Shares)	112,400	504,318
Wuliangye Yibin Co. Ltd. Class A	68,900	454,769
Yunnan Baiyao Group Co. Ltd.	35,200	436,585

TOTAL CHINA		4,720,503

Denmark - 0.6%
Jyske Bank A/S (Reg.)	15,454	825,858
Novo Nordisk A/S Series B sponsored ADR	26,200	1,013,416
Scandinavian Tobacco Group A/S	5,098	88,995
Spar Nord Bank A/S	12,031	136,375

TOTAL DENMARK		2,064,644

Finland - 0.5%
Sampo Oyj (A Shares) (b)	24,753	1,186,122
Tikkurila Oyj	26,780	530,920

TOTAL FINLAND		1,717,042

France - 5.5%
Atos Origin SA	11,748	1,539,491
AXA SA	58,506	1,560,949
Bouygues SA	11,367	477,886
Capgemini SA	8,802	881,274
Compagnie de St. Gobain	19,100	1,030,919
Dassault Systemes SA	5,100	455,156
Elis SA	7,978	165,118
Essilor International SA	7,184	930,847
Havas SA	70,804	654,729
Laurent-Perrier Group SA	959	73,835
LVMH Moet Hennessy - Louis Vuitton SA	1,849	456,461
Natixis SA	87,400	608,073
Sanofi SA	23,398	2,210,967
Societe Generale Series A	30,300	1,661,432
SR Teleperformance SA	6,600	829,295
Total SA	65,220	3,347,954
Vetoquinol SA	1,900	104,353
VINCI SA	18,400	1,568,390
Virbac SA (a)	730	114,945
Vivendi SA	40,552	804,617

TOTAL FRANCE		19,476,691

Germany - 4.3%
Axel Springer Verlag AG	9,100	510,600
BASF AG	19,214	1,872,381
Bayer AG	18,600	2,301,437
Brenntag AG	9,100	539,644
CompuGroup Medical AG	8,046	396,156
CTS Eventim AG	6,855	264,076
Deutsche Telekom AG	90,600	1,589,197
Fielmann AG	1,258	96,170
Fresenius SE & Co. KGaA	10,800	875,392
HeidelbergCement Finance AG	8,700	805,537
Linde AG	2,600	467,168
Nexus AG	1,120	26,962
SAP AG	40,555	4,062,234
Symrise AG	6,700	469,062
Vonovia SE	19,800	716,817

TOTAL GERMANY		14,992,833

Greece - 0.1%
Titan Cement Co. SA (Reg.)	18,200	475,608
Hong Kong - 1.6%
AIA Group Ltd.	507,400	3,512,762
CSPC Pharmaceutical Group Ltd.	402,000	558,165
Guangdong Investment Ltd.	362,000	560,335
Power Assets Holdings Ltd.	63,000	566,958
Techtronic Industries Co. Ltd.	106,500	457,308

TOTAL HONG KONG		5,655,528

India - 3.1%
Adani Ports & Special Economic Zone Ltd. (a)	102,012	519,977
Amara Raja Batteries Ltd. (a)	33,484	463,589
Asian Paints Ltd.	31,871	555,450
Eicher Motors Ltd.	1,318	534,416
Godrej Consumer Products Ltd.	20,772	563,096
HDFC Bank Ltd.	22,840	557,567
Hero Motocorp Ltd.	9,107	470,096
Hindustan Zinc Ltd.	101,004	420,968
Housing Development Finance Corp. Ltd.	97,641	2,334,560
IndusInd Bank Ltd. (a)	23,629	531,074
ITC Ltd.	170,410	736,879
Jyothy Laboratories Ltd.	20,604	128,194
LIC Housing Finance Ltd.	56,230	585,040
Maruti Suzuki India Ltd.	6,535	663,243
Power Grid Corp. of India Ltd.	145,676	471,311
Reliance Industries Ltd.	45,576	989,075
Zee Entertainment Enterprises Ltd.	67,048	549,452

TOTAL INDIA		11,073,987

Indonesia - 0.8%
PT Bank Central Asia Tbk	586,000	780,366
PT Bank Rakyat Indonesia Tbk	1,154,000	1,116,858
PT Surya Citra Media Tbk	205,900	44,180
PT Telkomunikasi Indonesia Tbk Series B	2,393,600	789,616

TOTAL INDONESIA		2,731,020

Ireland - 1.8%
Accenture PLC Class A	3,800	460,940
Allergan PLC	2,000	487,720
CRH PLC	17,248	628,243
CRH PLC sponsored ADR	62,529	2,271,053
FBD Holdings PLC (a)	5,372	47,692
James Hardie Industries PLC CDI	115,299	1,957,235
Medtronic PLC	7,500	623,175

TOTAL IRELAND		6,476,058

Isle of Man - 0.2%
Playtech Ltd.	61,992	770,001
Israel - 0.7%
Azrieli Group	7,196	383,265
Check Point Software Technologies Ltd. (a)	4,200	436,842
Elbit Systems Ltd. (Israel)	3,496	416,512
Frutarom Industries Ltd.	8,700	511,411
Ituran Location & Control Ltd.	5,661	177,189
Strauss Group Ltd.	8,059	141,719
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,009	473,984

TOTAL ISRAEL		2,540,922

Italy - 0.9%
Azimut Holding SpA	21,514	419,959
Beni Stabili SpA SIIQ	121,626	77,240
Interpump Group SpA	52,991	1,405,557
Intesa Sanpaolo SpA	377,900	1,103,129

TOTAL ITALY		3,005,885

Japan - 12.7%
AEON Financial Service Co. Ltd.	23,400	449,423
Ai Holdings Corp.	4,100	100,850
Aoki Super Co. Ltd.	6,000	74,277
Artnature, Inc.	11,000	70,455
Asahi Co. Ltd.	6,300	80,647
Astellas Pharma, Inc.	91,800	1,210,577
Azbil Corp.	10,700	359,946
Broadleaf Co. Ltd.	3,900	25,294
Central Automotive Products Ltd.	5,100	52,841
Coca-Cola West Co. Ltd.	1,800	53,528
Daiichikosho Co. Ltd.	4,100	177,829
Daikokutenbussan Co. Ltd.	4,000	191,254
DENSO Corp.	25,000	1,076,250
Dentsu, Inc.	6,600	371,814
East Japan Railway Co.	18,200	1,625,143
Funai Soken Holdings, Inc.	4,200	80,703
GCA Savvian Group Corp.	10,100	81,634
Goldcrest Co. Ltd.	10,060	178,684
Hoya Corp.	45,900	2,192,165
Hub Co. Ltd.	500	9,554
Itochu Corp.	79,200	1,119,706
Japan Tobacco, Inc.	8,620	286,573
Kao Corp.	11,200	617,695
KDDI Corp.	48,300	1,280,630
Keyence Corp.	6,142	2,468,370
Kobayashi Pharmaceutical Co. Ltd.	4,300	225,270
Komatsu Ltd.	71,600	1,913,263
Koshidaka Holdings Co. Ltd.	4,000	98,784
Kusuri No Aoki Holdings Co. Ltd.	1,700	73,429
Lasertec Corp.	12,600	164,006
Makita Corp.	21,000	748,823
Medikit Co. Ltd.	1,900	79,085
Miroku Jyoho Service Co., Ltd.	3,200	60,656
Misumi Group, Inc.	56,100	1,062,365
Mitsubishi UFJ Financial Group, Inc.	437,000	2,769,093
Mitsui Fudosan Co. Ltd.	34,000	747,100
Nabtesco Corp.	3,700	104,885
Nagaileben Co. Ltd.	9,500	218,847
Nakano Refrigerators Co. Ltd.	700	19,215
ND Software Co. Ltd.	5,500	49,684
Nihon Parkerizing Co. Ltd.	23,700	304,236
Nintendo Co. Ltd.	3,400	860,423
Nippon Telegraph & Telephone Corp.	22,900	981,394
Nomura Holdings, Inc.	142,700	857,574
NS Tool Co. Ltd.	7,600	109,424
OBIC Co. Ltd.	19,900	1,074,662
Olympus Corp.	50,800	1,954,985
ORIX Corp.	73,500	1,121,538
OSG Corp.	42,500	874,972
Panasonic Corp.	50,000	597,913
Paramount Bed Holdings Co. Ltd.	4,600	192,913
ProNexus, Inc.	7,900	98,932
Recruit Holdings Co. Ltd.	16,600	838,376
San-Ai Oil Co. Ltd.	11,400	96,743
Seven & i Holdings Co. Ltd.	18,800	794,331
Shin-Etsu Chemical Co. Ltd.	11,300	981,648
Shinsei Bank Ltd.	310,000	578,426
SHO-BOND Holdings Co. Ltd.	21,740	994,609
Shoei Co. Ltd.	5,800	161,032
SK Kaken Co. Ltd.	100	9,509
Software Service, Inc.	1,600	72,626
Sony Corp.	28,800	988,253
Sony Financial Holdings, Inc.	40,400	671,189
Subaru Corp.	16,100	608,327
Taiheiyo Cement Corp.	139,000	462,606
Techno Medica Co. Ltd.	1,800	32,004
The Monogatari Corp.	1,700	76,403
TKC Corp.	3,700	100,570
Tocalo Co. Ltd.	2,800	75,479
Tokio Marine Holdings, Inc.	23,200	976,492
Toyota Motor Corp.	46,300	2,505,793
USS Co. Ltd.	106,700	1,885,616
Welcia Holdings Co. Ltd.	3,500	112,716
Workman Co. Ltd.	4,300	125,750
Yamada Consulting Group Co. Ltd.	2,200	100,848
Yamato Kogyo Co. Ltd.	1,900	47,519

TOTAL JAPAN		44,896,178

Kenya - 0.3%
Safaricom Ltd.	5,162,200	962,910
Korea (South) - 2.5%
BGFretail Co. Ltd.	17,335	1,668,585
Coway Co. Ltd.	6,334	559,570
Leeno Industrial, Inc.	1,197	44,824
LG Household & Health Care Ltd.	814	619,659
NAVER Corp.	1,767	1,242,616
Samsung Electronics Co. Ltd.	2,438	4,781,275

TOTAL KOREA (SOUTH)		8,916,529

Luxembourg - 0.1%
Eurofins Scientific SA	1,000	492,473
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	76,700	707,174
Consorcio ARA S.A.B. de CV	224,355	74,844
Embotelladoras Arca S.A.B. de CV	76,800	566,538
Fomento Economico Mexicano S.A.B. de CV:
unit	84,600	761,322
sponsored ADR	6,033	543,211
Gruma S.A.B. de CV Series B	37,535	501,218
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	53,300	548,140
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	29,905	567,465
Grupo Aeroportuario Norte S.A.B. de CV	82,100	455,611
Grupo Cementos de Chihuahua S.A.B. de CV	96,200	456,286
Grupo Mexico SA de CV Series B	219,000	644,136
Promotora y Operadora de Infraestructura S.A.B. de CV	49,315	526,177

TOTAL MEXICO		6,352,122

Netherlands - 2.2%
Aalberts Industries NV	6,100	242,001
Akzo Nobel NV	4,160	363,788
ASML Holding NV (Netherlands)	20,100	2,656,950
ING Groep NV (Certificaten Van Aandelen)	110,976	1,808,858
PostNL NV	55,000	272,418
RELX NV	57,476	1,111,616
Takeaway.com Holding BV (c)	1,800	60,626
VastNed Retail NV	3,427	128,024
Wolters Kluwer NV	16,174	686,939
Yandex NV Series A (a)	19,700	537,022

TOTAL NETHERLANDS		7,868,242

New Zealand - 0.1%
Auckland International Airport Ltd.	77,950	369,291
Norway - 0.3%
Kongsberg Gruppen ASA	5,900	92,080
Skandiabanken ASA	6,200	55,422
Statoil ASA	62,687	1,032,386

TOTAL NORWAY		1,179,888

Philippines - 0.8%
Ayala Corp.	31,730	548,220
Ayala Land, Inc.	769,500	541,626
D&L Industries, Inc.	1,690,400	431,435
Jollibee Food Corp.	22,780	95,387
SM Investments Corp.	37,050	537,818
SM Prime Holdings, Inc.	894,900	531,749

TOTAL PHILIPPINES		2,686,235

Russia - 0.8%
Alrosa Co. Ltd. (a)	314,900	542,693
Magnit OJSC	4,020	619,714
NOVATEK OAO GDR (Reg. S)	5,300	642,360
Sberbank of Russia	371,720	1,079,682

TOTAL RUSSIA		2,884,449

South Africa - 2.5%
Aspen Pharmacare Holdings Ltd.	28,200	585,007
Bidcorp Ltd.	27,732	587,563
Capitec Bank Holdings Ltd.	9,400	536,367
Clicks Group Ltd.	72,521	728,425
Discovery Ltd.	50,667	507,286
FirstRand Ltd.	200,200	746,794
Mondi Ltd.	21,800	565,613
Naspers Ltd. Class N	20,500	3,898,106
Sanlam Ltd.	106,400	564,415

TOTAL SOUTH AFRICA		8,719,576

Spain - 3.0%
Amadeus IT Holding SA Class A	39,900	2,151,422
Banco Santander SA (Spain)	238,400	1,554,759
CaixaBank SA	242,906	1,102,901
Hispania Activos Inmobiliarios SA	31,295	472,482
Iberdrola SA	211,733	1,522,690
Inditex SA	66,996	2,569,582
Merlin Properties Socimi SA	36,400	430,803
Prosegur Compania de Seguridad SA (Reg.)	116,876	762,605

TOTAL SPAIN		10,567,244

Sweden - 3.5%
Addlife AB (a)	1,000	19,024
AddTech AB (B Shares)	7,400	133,257
ASSA ABLOY AB (B Shares)	134,700	2,918,376
Atlas Copco AB (A Shares)	42,200	1,577,980
Fagerhult AB	30,875	1,274,069
Investor AB (B Shares)	21,687	991,393
Lagercrantz Group AB (B Shares)	12,400	135,448
Loomis AB (B Shares)	3,900	141,561
Nordea Bank AB	142,467	1,753,232
Saab AB (B Shares)	4,100	203,303
Svenska Cellulosa AB (SCA) (B Shares)	27,800	920,881
Svenska Handelsbanken AB (A Shares)	65,645	931,613
Swedbank AB (A Shares)	38,600	914,742
Telefonaktiebolaget LM Ericsson (B Shares)	50,800	330,039

TOTAL SWEDEN		12,244,918

Switzerland - 5.9%
ABB Ltd. (Reg.)	48,990	1,200,464
Credit Suisse Group AG	32,912	501,940
Lafargeholcim Ltd. (Reg.)	13,320	755,023
Nestle SA (Reg. S)	94,906	7,309,701
Novartis AG	39,432	3,035,675
Roche Holding AG (participation certificate)	11,345	2,968,584
Schindler Holding AG:
(participation certificate)	4,737	967,871
(Reg.)	1,212	240,695
Sika AG	70	446,734
Tecan Group AG	170	29,011
UBS Group AG	105,989	1,802,873
Zurich Insurance Group AG	5,596	1,548,628

TOTAL SWITZERLAND		20,807,199

Taiwan - 1.7%
Addcn Technology Co. Ltd.	10,772	80,372
Advantech Co. Ltd.	60,000	484,399
Largan Precision Co. Ltd.	3,870	642,162
Taiwan Semiconductor Manufacturing Co. Ltd.	723,035	4,649,702

TOTAL TAIWAN		5,856,635

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	451,100	524,762
Thai Beverage PCL	722,600	478,406

TOTAL THAILAND		1,003,168

Turkey - 0.2%
Tofas Turk Otomobil Fabrikasi A/S	55,707	463,918
Tupras Turkiye Petrol Rafinelleri A/S	12,000	302,369

TOTAL TURKEY		766,287

United Arab Emirates - 0.2%
National Bank of Abu Dhabi PJSC (a)	174,704	523,208
United Kingdom - 11.0%
Alliance Pharma PLC	68,814	42,336
AstraZeneca PLC (United Kingdom)	25,904	1,551,376
Aviva PLC	229,915	1,563,517
Avon Rubber PLC	1,300	17,663
BAE Systems PLC	277,221	2,251,582
Berendsen PLC	68,755	747,142
BHP Billiton PLC	34,490	525,807
BP PLC	367,555	2,104,111
British American Tobacco PLC (United Kingdom)	56,400	3,810,574
Bunzl PLC	33,129	1,033,241
Compass Group PLC	54,907	1,108,617
Dechra Pharmaceuticals PLC	3,300	72,233
Domino's Pizza UK & IRL PLC	15,700	67,206
DP Poland PLC (a)	40,800	26,818
Elementis PLC	139,608	550,055
Great Portland Estates PLC	18,172	162,872
Hilton Food Group PLC	3,495	34,833
Howden Joinery Group PLC	82,700	495,933
HSBC Holdings PLC sponsored ADR	24,607	1,013,070
Imperial Tobacco Group PLC	20,948	1,026,127
Informa PLC	275,792	2,293,261
InterContinental Hotel Group PLC	8,600	456,242
InterContinental Hotel Group PLC ADR	40,112	2,117,512
ITE Group PLC	49,000	112,333
ITV PLC	207,919	565,523
Just Eat Holding Ltd. (a)	11,540	86,242
Lloyds Banking Group PLC	2,131,800	1,915,479
Micro Focus International PLC	36,100	1,210,064
NMC Health PLC	19,400	499,271
Prudential PLC	108,664	2,411,674
Reckitt Benckiser Group PLC	33,251	3,063,666
Rightmove PLC	9,000	487,954
Rio Tinto PLC	34,802	1,372,947
Royal Dutch Shell PLC Class B (United Kingdom)	18,114	481,959
Shaftesbury PLC	41,937	506,233
Spectris PLC	21,770	778,224
Spirax-Sarco Engineering PLC	6,499	437,710
Standard Chartered PLC (United Kingdom) (a)	120,535	1,125,915
Topps Tiles PLC	25,400	34,132
Ultra Electronics Holdings PLC	6,201	168,020
Unilever PLC	8,600	442,456
Unite Group PLC	12,351	103,501

TOTAL UNITED KINGDOM		38,875,431

United States of America - 8.8%
A.O. Smith Corp.	8,300	447,204
Alphabet, Inc.:
Class A (a)	2,030	1,876,776
Class C (a)	483	437,579
Amazon.com, Inc. (a)	520	480,995
Amgen, Inc.	2,600	424,632
Amphenol Corp. Class A	6,100	441,091
Autoliv, Inc.	11,254	1,127,538
Berkshire Hathaway, Inc. Class B (a)	8,216	1,357,365
China Biologic Products, Inc. (a)	10,800	1,274,400
ConocoPhillips Co.	19,400	929,454
Constellation Brands, Inc. Class A (sub. vtg.)	2,700	465,858
Domino's Pizza, Inc.	2,390	433,522
Edgewell Personal Care Co. (a)	4,300	307,407
Facebook, Inc. Class A (a)	3,400	510,850
Martin Marietta Materials, Inc.	5,660	1,246,275
MasterCard, Inc. Class A	24,130	2,806,802
Mettler-Toledo International, Inc. (a)	900	462,078
Mohawk Industries, Inc. (a)	5,095	1,196,255
Molson Coors Brewing Co. Class B	11,600	1,112,324
Moody's Corp.	9,700	1,147,704
MSCI, Inc.	12,500	1,254,000
Philip Morris International, Inc.	19,600	2,172,464
PPG Industries, Inc.	4,900	538,216
PriceSmart, Inc.	6,285	546,481
ResMed, Inc.	12,460	847,155
S&P Global, Inc.	16,200	2,173,878
Sherwin-Williams Co.	4,600	1,539,528
The Walt Disney Co.	3,800	439,280
Visa, Inc. Class A	32,677	2,980,796

TOTAL UNITED STATES OF AMERICA		30,977,907

TOTAL COMMON STOCKS
(Cost $278,507,607)		339,004,706

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (d)	3,557,622	549,993
Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.8%
Ambev SA sponsored ADR	167,000	956,910
Itau Unibanco Holding SA	99,170	1,226,639
Itausa-Investimentos Itau SA (PN)	217,400	677,395
		2,860,944
Germany - 0.1%
Sartorius AG (non-vtg.)	4,300	393,736
Spain - 0.2%
Grifols SA Class B	30,200	644,614

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,899,294

TOTAL PREFERRED STOCKS
(Cost $3,616,876)		4,449,287

Investment Companies - 0.4%
United States of America - 0.4%
iShares MSCI EAFE Small-Cap ETF
(Cost $1,570,116)	27,800	1,568,476

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.85% (e)	5,708,343	5,709,485
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,271,875	1,272,002
TOTAL MONEY MARKET FUNDS
(Cost $6,981,487)		6,981,487
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $290,676,086)		352,003,956
NET OTHER ASSETS (LIABILITIES) - 0.1%		311,081
NET ASSETS - 100%		$352,315,037

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,626 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $549,993 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$530,934

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,461
Fidelity Securities Lending Cash Central Fund	21,692
Total	$43,153

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,678,330	$26,573,194	$10,105,136	$--
Consumer Staples	42,471,767	23,518,258	18,953,509	--
Energy	14,204,222	7,237,812	6,966,410	--
Financials	67,910,499	45,020,193	22,890,306	--
Health Care	34,793,103	21,514,487	13,278,616	--
Industrials	46,143,187	38,391,063	7,752,124	--
Information Technology	55,187,580	40,390,107	14,797,473	--
Materials	31,151,175	28,624,178	2,526,997	--
Real Estate	5,694,618	5,694,618	--	--
Telecommunication Services	5,603,747	962,910	4,640,837	--
Utilities	3,615,765	3,615,765	--	--
Investment Companies	1,568,476	1,568,476	--	--
Money Market Funds	6,981,487	6,981,487	--	--
Total Investments in Securities:	$352,003,956	$250,092,548	$101,911,408	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$11,768,859
Level 2 to Level 1	$8,584,383

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,149,670) — See accompanying schedule: Unaffiliated issuers (cost $283,694,599)	$345,022,469
Fidelity Central Funds (cost $6,981,487)	6,981,487
Total Investments (cost $290,676,086)		$352,003,956
Cash		260,283
Foreign currency held at value (cost $204,133)		204,121
Receivable for investments sold		2,196,362
Receivable for fund shares sold		114,112
Dividends receivable		1,785,054
Distributions receivable from Fidelity Central Funds		10,866
Prepaid expenses		202
Receivable from investment adviser for expense reductions		82
Other receivables		36,246
Total assets		356,611,284
Liabilities
Payable for investments purchased	$2,459,052
Payable for fund shares redeemed	184,648
Accrued management fee	224,529
Distribution and service plan fees payable	10,130
Other affiliated payables	49,420
Other payables and accrued expenses	96,468
Collateral on securities loaned	1,272,000
Total liabilities		4,296,247
Net Assets		$352,315,037
Net Assets consist of:
Paid in capital		$307,349,169
Undistributed net investment income		1,726,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,043,442)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,282,721
Net Assets		$352,315,037
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,521,385 ÷ 1,017,298 shares)		$8.38
Maximum offering price per share (100/94.25 of $8.38)		$8.89
Class M:
Net Asset Value and redemption price per share ($14,784,961 ÷ 1,757,259 shares)		$8.41
Maximum offering price per share (100/96.50 of $8.41)		$8.72
Class C:
Net Asset Value and offering price per share ($2,937,777 ÷ 350,019 shares)(a)		$8.39
Total International Equity:
Net Asset Value, offering price and redemption price per share ($322,011,677 ÷ 38,383,771 shares)		$8.39
Class I:
Net Asset Value, offering price and redemption price per share ($3,951,015 ÷ 472,731 shares)		$8.36
Class Z:
Net Asset Value, offering price and redemption price per share ($108,222 ÷ 12,937 shares)		$8.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,184,091
Income from Fidelity Central Funds		43,153
Income before foreign taxes withheld		4,227,244
Less foreign taxes withheld		(374,193)
Total income		3,853,051
Expenses
Management fee
Basic fee	$1,129,780
Performance adjustment	71,150
Transfer agent fees	204,650
Distribution and service plan fees	59,505
Accounting and security lending fees	84,093
Custodian fees and expenses	98,051
Independent trustees' fees and expenses	649
Registration fees	28,464
Audit	55,153
Legal	1,145
Miscellaneous	1,944
Total expenses before reductions	1,734,584
Expense reductions	(24,463)	1,710,121
Net investment income (loss)		2,142,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,759,675
Fidelity Central Funds	(952)
Foreign currency transactions	(88,370)
Total net realized gain (loss)		8,670,353
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $34,910)	23,429,654
Assets and liabilities in foreign currencies	23,913
Total change in net unrealized appreciation (depreciation)		23,453,567
Net gain (loss)		32,123,920
Net increase (decrease) in net assets resulting from operations		$34,266,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,142,930	$4,368,676
Net realized gain (loss)	8,670,353	3,239,278
Change in net unrealized appreciation (depreciation)	23,453,567	(10,501,802)
Net increase (decrease) in net assets resulting from operations	34,266,850	(2,893,848)
Distributions to shareholders from net investment income	(4,227,310)	(3,869,339)
Share transactions - net increase (decrease)	14,264,395	(21,421,371)
Redemption fees	1,125	1,162
Total increase (decrease) in net assets	44,305,060	(28,183,396)
Net Assets
Beginning of period	308,009,977	336,193,373
End of period	$352,315,037	$308,009,977
Other Information
Undistributed net investment income end of period	$1,726,589	$3,810,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.67	$7.79	$8.00	$8.27	$7.31	$6.67
Income from Investment Operations
Net investment income (loss)A	.04	.08	.07	.13	.09	.13
Net realized and unrealized gain (loss)	.75	(.14)	(.14)	(.12)	1.24	.59
Total from investment operations	.79	(.06)	(.07)	.01	1.33	.72
Distributions from net investment income	(.08)	(.06)	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.08)	(.06)	(.14)	(.28)	(.37)B	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.38	$7.67	$7.79	$8.00	$8.27	$7.31
Total ReturnD,E,F	10.47%	(.76)%	(.89)%	.19%	19.00%	10.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.52%	1.48%	1.44%	1.50%	1.57%
Expenses net of fee waivers, if any	1.42%I	1.45%	1.45%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.41%I	1.45%	1.44%	1.44%	1.43%	1.42%
Net investment income (loss)	.97%I	1.10%	.86%	1.63%	1.21%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$8,521	$8,576	$9,163	$9,164	$9,034	$5,767
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.70	$7.81	$8.04	$8.32	$7.37	$6.73
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.11	.07	.11
Net realized and unrealized gain (loss)	.75	(.13)	(.15)	(.12)	1.25	.59
Total from investment operations	.78	(.07)	(.10)	(.01)	1.32	.70
Distributions from net investment income	(.07)	(.04)	(.09)	(.09)	(.13)	(.06)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.07)	(.04)	(.13)	(.27)	(.37)B	(.06)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.41	$7.70	$7.81	$8.04	$8.32	$7.37
Total ReturnD,E,F	10.18%	(.86)%	(1.26)%	(.06)%	18.73%	10.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.73%	1.70%	1.68%	1.75%	1.84%
Expenses net of fee waivers, if any	1.64%I	1.70%	1.70%	1.68%	1.70%	1.70%
Expenses net of all reductions	1.63%I	1.69%	1.69%	1.68%	1.67%	1.67%
Net investment income (loss)	.75%I	.85%	.61%	1.38%	.96%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$14,785	$13,893	$13,962	$10,282	$7,909	$2,348
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.66	$7.77	$8.00	$8.28	$7.31	$6.67
Income from Investment Operations
Net investment income (loss)A	.01	.03	.01	.07	.04	.08
Net realized and unrealized gain (loss)	.74	(.14)	(.15)	(.12)	1.25	.58
Total from investment operations	.75	(.11)	(.14)	(.05)	1.29	.66
Distributions from net investment income	(.02)	–	(.05)	(.05)	(.08)	(.02)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.02)	–	(.09)	(.23)	(.32)B	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.66	$7.77	$8.00	$8.28	$7.31
Total ReturnD,E,F	9.87%	(1.42)%	(1.73)%	(.57)%	18.30%	9.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.22%I	2.30%	2.26%	2.22%	2.26%	2.31%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.18%I	2.20%	2.19%	2.20%	2.18%	2.17%
Net investment income (loss)	.19%I	.35%	.11%	.87%	.46%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,938	$2,713	$3,311	$4,028	$3,584	$2,737
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.70	$7.82	$8.03	$8.29	$7.32	$6.69
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.16	.12	.15
Net realized and unrealized gain (loss)	.75	(.13)	(.14)	(.12)	1.24	.58
Total from investment operations	.80	(.02)	(.04)	.04	1.36	.73
Distributions from net investment income	(.11)	(.10)	(.13)	(.12)	(.15)	(.10)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.11)	(.10)	(.17)	(.30)	(.39)B	(.10)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.70	$7.82	$8.03	$8.29	$7.32
Total ReturnD,E	10.55%	(.32)%	(.51)%	.55%	19.48%	11.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.11%	1.07%	1.04%	1.09%	1.16%
Expenses net of fee waivers, if any	1.02%H	1.11%	1.07%	1.04%	1.09%	1.16%
Expenses net of all reductions	1.01%H	1.10%	1.06%	1.04%	1.07%	1.13%
Net investment income (loss)	1.37%H	1.44%	1.24%	2.03%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$322,012	$280,672	$307,035	$324,438	$324,395	$281,979
Portfolio turnover rateI	53%H	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.66	$7.78	$7.99	$8.26	$7.30	$6.67
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.15	.11	.14
Net realized and unrealized gain (loss)	.75	(.13)	(.14)	(.12)	1.24	.59
Total from investment operations	.80	(.03)	(.05)	.03	1.35	.73
Distributions from net investment income	(.10)	(.09)	(.12)	(.12)	(.15)	(.10)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.10)	(.09)	(.16)	(.30)	(.39)B	(.10)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.36	$7.66	$7.78	$7.99	$8.26	$7.30
Total ReturnD,E	10.59%	(.43)%	(.64)%	.37%	19.40%	11.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.22%	1.17%	1.15%	1.21%	1.27%
Expenses net of fee waivers, if any	1.10%H	1.20%	1.17%	1.15%	1.20%	1.20%
Expenses net of all reductions	1.09%H	1.20%	1.16%	1.15%	1.18%	1.17%
Net investment income (loss)	1.29%H	1.35%	1.14%	1.91%	1.46%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$3,951	$2,156	$2,602	$2,240	$2,372	$1,514
Portfolio turnover rateI	53%H	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$7.73
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.59
Total from investment operations	.64
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$8.37
Total ReturnD,E	8.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H
Expenses net of fee waivers, if any	.95%H
Expenses net of all reductions	.93%H
Net investment income (loss)	2.46%H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateI	53%H

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 01, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,556,148
Gross unrealized depreciation	(7,722,433)
Net unrealized appreciation (depreciation) on securities	$59,833,715
Tax cost	$292,170,241

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(13,607,298)
2019	(8,855,997)
Total with expiration	(22,463,295)
No expiration
Short-term	(1,840,457)
Total capital loss carryforward	$(24,303,752)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,691,070 and $84,569,294, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,450	$1,021
Class M	.25%	.25%	35,276	–
Class C	.75%	.25%	13,779	2,508
			$59,505	$3,529

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$874
Class M	858
Class C(a)	315
$2,047

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,185.27
Class M	16,738.24
Class C	4,286.31
Total International Equity	170,021.11
Class I	2,408.20
Class Z	12.05
	$204,650

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $394 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $544 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,692. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.20%	$268

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,831 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,364.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$92,173	$72,361
Class M	119,902	77,358
Class C	8,223	–
Total International Equity	3,979,536	3,691,251
Class I	27,476	28,369
Total	$4,227,310	$3,869,339

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017(a)	Year ended October 31, 2016	Six months ended April 30, 2017(a)	Year ended October 31, 2016
Class A
Shares sold	71,231	221,277	$558,901	$1,661,593
Reinvestment of distributions	12,257	9,322	91,682	71,782
Shares redeemed	(183,857)	(289,523)	(1,436,713)	(2,176,317)
Net increase (decrease)	(100,369)	(58,924)	$(786,130)	$(442,942)
Class M
Shares sold	183,236	459,219	$1,397,603	$3,481,274
Reinvestment of distributions	15,944	9,988	119,902	77,308
Shares redeemed	(246,794)	(451,150)	(1,918,439)	(3,381,486)
Net increase (decrease)	(47,614)	18,057	$(400,934)	$177,096
Class B
Shares sold	–	1,078	$–	$7,665
Shares redeemed	–	(16,441)	–	(122,211)
Net increase (decrease)	–	(15,363)	$–	$(114,546)
Class C
Shares sold	47,309	91,061	$367,562	$684,626
Reinvestment of distributions	1,070	–	8,046	–
Shares redeemed	(52,737)	(162,991)	(412,214)	(1,228,823)
Net increase (decrease)	(4,358)	(71,930)	$(36,606)	$(544,197)
Total International Equity
Shares sold	5,074,241	4,801,342	$38,688,159	$36,478,674
Reinvestment of distributions	523,250	471,692	3,913,907	3,632,026
Shares redeemed	(3,687,104)	(8,073,720)	(28,747,034)	(60,183,392)
Net increase (decrease)	1,910,387	(2,800,686)	$13,855,032	$(20,072,692)
Class I
Shares sold	271,947	155,879	$2,158,212	$1,165,295
Reinvestment of distributions	3,621	3,671	27,016	28,160
Shares redeemed	(84,375)	(212,465)	(652,197)	(1,617,545)
Net increase (decrease)	191,193	(52,915)	$1,533,031	$(424,090)
Class Z
Shares sold	12,937	–	$100,000	$–
Net increase (decrease)	12,937	–	$100,000	$–

 (a) Share transactions for class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 71% of the total outstanding shares of the Fund.

Effective after the close of business on April 30, 2017, 30,358,599 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $259,566,026. The Fund recognized a net realized gain of $51,686,663 for book purposes and no gain or loss for federal income tax purposes.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, Total International Equity and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.42%
Actual		$1,000.00	$1,104.70	$7.41-B
Hypothetical-C		$1,000.00	$1,017.75	$7.10-D
Class M	1.64%
Actual		$1,000.00	$1,101.80	$8.55-B
Hypothetical-C		$1,000.00	$1,016.66	$8.20-D
Class C	2.20%
Actual		$1,000.00	$1,098.70	$11.45-B
Hypothetical-C		$1,000.00	$1,013.88	$10.99-D
Total International Equity	1.02%
Actual		$1,000.00	$1,105.50	$5.32-B
Hypothetical-C		$1,000.00	$1,019.74	$5.11-D
Class I	1.10%
Actual		$1,000.00	$1,105.90	$5.74-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class Z	.95%
Actual		$1,000.00	$1,082.80	$2.36-B
Hypothetical-C		$1,000.00	$1,020.08	$4.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual Expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Total International Equity and Class I and multiplied by 89/365 (to reflect the period February 01, 2017 to April 30, 2017) for class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ATIE-SANN-0617
1.853367.109

Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Fund
Class F

Fidelity® Series International Growth Fund
Fidelity® Series International Growth Fund
Class F

Fidelity® Series International Small Cap Fund
Fidelity® Series International Small Cap Fund
Class F

Fidelity® Series International Value Fund
Fidelity® Series International Value Fund
Class F

Semi-Annual Report

April 30, 2017

Contents

Fidelity® Series Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Cayman Islands	15.4%
Korea (South)	11.7%
Brazil	9.4%
Taiwan	8.4%
India	7.9%
China	6.7%
South Africa	6.1%
Russia	5.5%
Hong Kong	4.4%
Other*	24.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Korea (South)	12.5%
Cayman Islands	10.9%
India	9.1%
Brazil	9.1%
Taiwan	8.0%
South Africa	7.1%
China	6.7%
Hong Kong	5.5%
Russia	5.4%
Other*	25.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.0	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.0	1.3

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.0	3.5
Naspers Ltd. Class N (South Africa, Media)	3.6	3.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.2	4.2
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.9	0.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.2	2.4
Sberbank of Russia (Russia, Banks)	2.1	1.3
Largan Precision Co. Ltd. (Taiwan, Electronic Equipment & Components)	1.8	0.6
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.8	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.7	3.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.4	1.4
	24.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	22.9
Information Technology	22.4	22.1
Consumer Discretionary	14.6	12.5
Materials	6.9	6.5
Consumer Staples	6.9	7.8
Energy	6.8	8.0
Industrials	5.6	5.6
Telecommunication Services	4.5	5.1
Utilities	2.8	3.0
Real Estate	2.4	2.5

Fidelity® Series Emerging Markets Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
Argentina - 0.5%
Grupo Superveille SA sponsored ADR	633,652	$10,765,747
Telecom Argentina SA Class B sponsored ADR	1,066,834	24,174,458
YPF SA Class D sponsored ADR	1,595,800	41,219,514

TOTAL ARGENTINA		76,159,719

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	15,575,924	5,831,626
Austria - 0.5%
Erste Group Bank AG	2,277,440	81,420,361
Bermuda - 1.5%
AGTech Holdings Ltd. (b)	71,288,000	13,747,389
Credicorp Ltd. (United States)	430,440	66,141,410
GP Investments Ltd. Class A (depositary receipt) (a)(b)	7,634,637	16,163,816
PAX Global Technology Ltd.	35,382,000	21,925,118
Shangri-La Asia Ltd.	74,118,000	106,150,343
VimpelCom Ltd. sponsored ADR	5,091,620	21,028,391

TOTAL BERMUDA		245,156,467

Brazil - 3.8%
B2W Companhia Global do Varejo (b)	17,043,794	71,846,998
B2W Companhia Global do Varejo rights (b)	5,044,380	20,866,940
BB Seguridade Participacoes SA	5,357,900	50,455,296
BR Malls Participacoes SA	10,579,600	46,830,825
Cielo SA	3,875,388	29,425,135
Companhia de Saneamento de Minas Gerais	3,384,070	38,382,042
Cosan SA Industria e Comercio	2,791,000	32,631,499
Direcional Engenharia SA (a)	14,002,100	26,909,724
FPC Par Corretora de Seguros (a)	10,009,600	59,602,539
Localiza Rent A Car SA	3,211,800	47,862,554
Minerva SA (a)	11,614,700	36,958,608
Smiles SA (a)	7,144,900	155,411,508

TOTAL BRAZIL		617,183,668

British Virgin Islands - 0.6%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	3,745,101	98,683,411
Canada - 0.4%
Pan American Silver Corp.	3,200,800	53,677,416
Torex Gold Resources, Inc. (b)	1,079,590	18,285,133

TOTAL CANADA		71,962,549

Cayman Islands - 15.2%
51job, Inc. sponsored ADR(b)	878,000	35,989,220
58.com, Inc. ADR (b)(c)	4,364,618	172,751,580
Airtac International Group	2,033,000	23,206,995
Alibaba Group Holding Ltd. sponsored ADR (b)	3,078,906	355,613,643
ASM Pacific Technology Ltd.	1,651,700	24,589,644
Bitauto Holdings Ltd. ADR (b)(c)	1,734,333	50,850,644
BizLink Holding, Inc.	2,627,277	15,690,815
China State Construction International Holdings Ltd.	24,284,000	44,082,624
CK Hutchison Holdings Ltd.	1,627,270	20,324,269
Ctrip.com International Ltd. ADR (b)	2,451,200	123,810,112
Haitian International Holdings Ltd.	15,806,000	38,730,883
JD.com, Inc. sponsored ADR (b)	13,696,100	480,322,227
Kingsoft Corp. Ltd.	10,692,000	30,515,778
Momo, Inc. ADR (b)(c)	1,065,800	40,479,084
NetEase, Inc. ADR	430,500	114,250,395
Sino Biopharmaceutical Ltd.	47,252,000	38,878,785
Sunny Optical Technology Group Co. Ltd.	4,976,000	40,942,359
Tencent Holdings Ltd.	20,810,499	652,062,413
Uni-President China Holdings Ltd.	99,792,000	70,048,830
Vipshop Holdings Ltd. ADR (b)	7,399,100	102,625,517

TOTAL CAYMAN ISLANDS		2,475,765,817

Chile - 1.8%
Compania Cervecerias Unidas SA sponsored ADR	2,461,200	63,425,124
CorpBanca SA (b)	4,234,256,609	38,592,733
Enersis SA	226,955,727	45,067,751
Inversiones La Construccion SA	2,259,606	30,470,934
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	1,492,200	53,047,710
Vina Concha y Toro SA	34,096,719	54,971,224

TOTAL CHILE		285,575,476

China - 6.7%
Anhui Conch Cement Co. Ltd. (H Shares)	15,521,500	54,376,683
BBMG Corp. (H Shares)	91,408,500	49,004,409
China Life Insurance Co. Ltd. (H Shares)	40,255,900	122,469,104
China Longyuan Power Grid Corp. Ltd. (H Shares)	40,331,810	31,058,970
China Oilfield Services Ltd. (H Shares)	37,296,000	34,427,003
China Pacific Insurance (Group) Co. Ltd. (H Shares)	29,571,694	109,301,613
China Petroleum & Chemical Corp. (H Shares)	56,674,000	46,022,332
China Telecom Corp. Ltd. (H Shares)	96,114,882	46,955,531
Industrial & Commercial Bank of China Ltd. (H Shares)	343,851,400	224,567,564
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	8,526,179	22,584,758
Kweichow Moutai Co. Ltd. (A Shares)	853,529	51,195,644
Maanshan Iron & Steel Ltd. (H Shares) (b)	72,204,000	24,413,471
PICC Property & Casualty Co. Ltd. (H Shares)	32,514,500	52,335,205
Qingdao Haier Co. Ltd.	53,236,837	94,140,428
Shanghai International Airport Co. Ltd. (A Shares)	8,056,498	40,028,296
Tsingtao Brewery Co. Ltd. (H Shares)	14,058,000	63,256,346
Zhengzhou Yutong Bus Co. Ltd.	11,592,654	33,869,015

TOTAL CHINA		1,100,006,372

Colombia - 0.3%
Bancolombia SA sponsored ADR	1,316,086	51,972,236
Czech Republic - 0.3%
MONETA Money Bank A/S	13,813,475	44,609,492
Greece - 0.4%
Titan Cement Co. SA (Reg.)	2,474,800	64,672,233
Hong Kong - 4.4%
AIA Group Ltd.	5,661,920	39,197,824
China Mobile Ltd.	3,355,295	35,722,560
China Mobile Ltd. sponsored ADR	2,870,970	153,080,120
China Resources Beer Holdings Co. Ltd.	45,776,666	110,169,790
China Resources Power Holdings Co. Ltd.	19,450,397	35,058,151
China Unicom Ltd.	6,059,000	7,840,491
China Unicom Ltd. sponsored ADR (c)	3,382,900	43,910,042
CNOOC Ltd.	114,760,000	133,878,787
CSPC Pharmaceutical Group Ltd.	13,110,000	18,202,832
Far East Horizon Ltd.	118,945,750	109,490,004
Sinotruk Hong Kong Ltd.	42,614,000	29,638,900

TOTAL HONG KONG		716,189,501

India - 7.9%
ACC Ltd.	581,950	14,723,453
Adani Ports & Special Economic Zone Ltd. (b)	10,533,034	53,689,147
Axis Bank Ltd.	7,227,405	57,294,244
Bharti Infratel Ltd.	6,240,562	34,430,352
Coal India Ltd. (b)	12,289,893	52,885,346
Edelweiss Financial Services Ltd.	10,457,926	27,271,291
Eicher Motors Ltd.	120,637	48,915,311
Gujarat Gas Ltd. (b)	297,434	3,907,725
ICICI Bank Ltd.	8,446,719	36,445,469
ICICI Bank Ltd. sponsored ADR	4,257,000	36,482,490
Indraprastha Gas Ltd.	1,833,274	30,161,050
ITC Ltd.	15,757,498	68,137,882
JK Cement Ltd.	3,180,810	48,226,700
Larsen & Toubro Ltd.	2,598,516	70,724,581
LIC Housing Finance Ltd.	5,198,152	54,083,744
Lupin Ltd.	4,265,699	88,800,720
Petronet LNG Ltd.	5,987,168	39,462,785
Phoenix Mills Ltd.	6,700,878	43,088,240
Power Grid Corp. of India Ltd.	21,129,547	68,361,266
Reliance Industries Ltd.	8,149,046	176,847,861
SREI Infrastructure Finance Ltd. (a)	41,882,982	59,023,148
State Bank of India	18,734,374	84,434,358
Sun Pharmaceutical Industries Ltd.	9,377,238	93,633,815

TOTAL INDIA		1,291,030,978

Indonesia - 1.7%
PT Astra International Tbk	144,270,900	96,873,325
PT Bank Mandiri (Persero) Tbk	71,786,800	63,013,396
PT Bank Rakyat Indonesia Tbk	83,789,600	81,092,793
PT Kalbe Farma Tbk	168,217,000	20,003,297
PT Link Net Tbk	52,097,141	21,106,202

TOTAL INDONESIA		282,089,013

Israel - 0.4%
Bezeq The Israel Telecommunication Corp. Ltd.	42,186,637	70,994,410
Japan - 1.1%
Alps Electric Co. Ltd.	1,137,200	33,409,554
Nissha Printing Co. Ltd. (c)	194,300	4,831,573
Sumco Corp.	6,203,200	108,455,141
Suzuki Motor Corp.	807,800	33,710,568

TOTAL JAPAN		180,406,836

Korea (South) - 10.2%
AMOREPACIFIC Group, Inc.	329,136	38,046,224
BS Financial Group, Inc.	3,906,637	32,830,037
Daou Technology, Inc. (a)	3,046,123	55,561,755
Duk San Neolux Co. Ltd. (b)	413,663	13,617,862
EO Technics Co. Ltd.	123,781	9,226,994
Fila Korea Ltd. (a)	653,093	39,842,347
Hanon Systems	3,402,923	25,306,548
Hyundai Fire & Marine Insurance Co. Ltd.	1,839,665	59,349,249
Hyundai Glovis Co. Ltd.	260,068	33,148,611
Hyundai Industrial Development & Construction Co.	277,121	10,888,984
Hyundai Mipo Dockyard Co. Ltd. (b)	368,022	29,956,784
Hyundai Mobis	630,844	123,107,743
InterPark INT Corp. (a)	3,076,471	29,071,786
KB Financial Group, Inc.	4,158,832	182,859,809
KEPCO Plant Service & Engineering Co. Ltd.	521,580	26,317,416
Korea Electric Power Corp.	1,659,438	66,163,085
Korea Express Co. Ltd. (b)	345,791	50,610,233
Korean Reinsurance Co. (a)	6,169,623	61,284,054
KT Corp.	564,099	15,964,691
KT Corp. sponsored ADR (c)	480,400	7,969,836
LG Chemical Ltd.	200,055	48,184,837
LG Telecom Ltd.	1,716,746	21,806,417
Netmarble Games Corp.	255,533	35,266,070
Samsung Electronics Co. Ltd.	138,997	272,593,448
Samsung Fire & Marine Insurance Co. Ltd.	70,371	16,578,259
Samsung Life Insurance Co. Ltd. (b)	585,415	56,349,281
Samsung SDI Co. Ltd.	620,616	75,012,922
Shinhan Financial Group Co. Ltd.	4,136,541	172,752,005
Shinhan Financial Group Co. Ltd. sponsored ADR (c)	38,921	1,625,341
SK Telecom Co. Ltd. sponsored ADR (c)	1,539,700	36,321,523
Viatron Technologies, Inc.	565,612	10,242,271

TOTAL KOREA (SOUTH)		1,657,856,422

Mauritius - 0.3%
MakeMyTrip Ltd. (b)	1,095,996	42,086,246
Mexico - 4.1%
America Movil S.A.B. de CV Series L sponsored ADR	1,195,220	18,394,436
CEMEX S.A.B. de CV sponsored ADR	10,003,112	92,228,693
Fibra Uno Administracion SA de CV	20,656,500	36,078,444
Gruma S.A.B. de CV Series B	5,949,120	79,440,633
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	5,182,000	53,291,999
Grupo Comercial Chedraui S.A.B. de CV	11,188,288	23,196,445
Grupo Financiero Banorte S.A.B. de CV Series O	14,841,118	85,892,076
Infraestructura Energetica Nova S.A.B. de CV	9,214,200	43,043,080
Macquarie Mexican (REIT) (a)	71,290,613	78,125,143
Promotora y Operadora de Infraestructura S.A.B. de CV	3,033,640	32,368,066
Tenedora Nemak SA de CV	32,631,379	34,494,333
Wal-Mart de Mexico SA de CV Series V (b)	40,386,500	91,176,810

TOTAL MEXICO		667,730,158

Netherlands - 1.3%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (b)(d)	8,516,700	45,181,072
X5 Retail Group NV GDR (Reg. S) (b)	1,326,800	46,769,700
Yandex NV Series A (b)	4,282,132	116,730,918

TOTAL NETHERLANDS		208,681,690

Nigeria - 0.3%
Guaranty Trust Bank PLC	101,802,322	8,872,511
Guaranty Trust Bank PLC GDR (Reg. S)	4,047,204	17,807,698
Transnational Corp. of Nigeria PLC	1,235,285,783	3,557,688
Zenith Bank PLC	494,649,406	24,121,342

TOTAL NIGERIA		54,359,239

Pakistan - 0.5%
Habib Bank Ltd.	28,629,800	75,319,427
Panama - 0.3%
Copa Holdings SA Class A	355,000	41,329,100
Philippines - 0.5%
Metropolitan Bank & Trust Co.	22,719,977	38,280,770
Robinsons Land Corp.	85,337,770	43,646,029

TOTAL PHILIPPINES		81,926,799

Romania - 0.2%
Banca Transilvania SA	37,985,362	25,157,378
Russia - 5.5%
Gazprom OAO sponsored ADR (Reg. S)	2,440,974	11,594,627
Lukoil PJSC sponsored ADR	2,952,200	146,621,013
Magnit OJSC GDR (Reg. S)	1,182,800	41,338,860
MegaFon PJSC (b)	1,458,940	15,345,731
MegaFon PJSC GDR	801,791	8,571,146
MMC Norilsk Nickel PJSC sponsored ADR	5,671,700	87,259,105
Mobile TeleSystems OJSC	8,744,750	42,076,581
Mobile TeleSystems OJSC sponsored ADR	300,700	3,103,224
NOVATEK OAO GDR (Reg. S)	795,600	96,426,720
RusHydro PJSC (b)	2,153,273,900	33,852,494
Sberbank of Russia	48,557,720	141,038,717
Sberbank of Russia sponsored ADR	16,177,531	192,350,844
Sistema JSFC	86,955,800	32,611,050
Sistema JSFC sponsored GDR	723,300	6,082,953
Unipro PJSC	702,967,196	31,117,447

TOTAL RUSSIA		889,390,512

Singapore - 0.4%
Ascendas Real Estate Investment Trust	16,211,000	29,703,439
First Resources Ltd.	27,714,800	37,193,752

TOTAL SINGAPORE		66,897,191

South Africa - 6.1%
Alexander Forbes Group Holdings Ltd.	8,730,029	4,207,007
Aspen Pharmacare Holdings Ltd.	2,407,182	49,936,812
Barclays Africa Group Ltd.	2,678,317	29,461,236
Bidcorp Ltd.	1,437,645	30,459,624
Bidvest Group Ltd.	3,694,245	44,094,586
FirstRand Ltd.	18,626,400	69,480,950
Imperial Holdings Ltd.	3,464,100	43,804,939
JSE Ltd.	1,889,192	20,130,648
Life Healthcare Group Holdings Ltd.	16,198,600	34,824,490
MTN Group Ltd.	1,957,100	18,525,724
Naspers Ltd. Class N	3,108,160	591,021,329
Nedbank Group Ltd.	2,069,000	34,904,578
Telkom SA Ltd.	5,254,057	29,400,309

TOTAL SOUTH AFRICA		1,000,252,232

Taiwan - 8.4%
Advantech Co. Ltd.	2,978,000	24,042,352
Boardtek Electronics Corp.	5,386,000	4,945,290
Chroma ATE, Inc.	6,497,000	20,293,048
E.SUN Financial Holdings Co. Ltd.	66,739,420	40,300,249
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (b)	4,329,445	465,563
eMemory Technology, Inc.	909,000	12,496,757
Genius Electronic Optical Co. Ltd. (b)	3,029,000	35,428,366
GlobalWafers Co. Ltd.	7,066,000	50,499,818
GlobalWafers Co. Ltd. unit (b)	5,534,300	39,553,642
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,810,000	18,993,085
King's Town Bank	28,288,000	27,143,301
LandMark Optoelectronics Corp.	2,889,446	25,335,115
Largan Precision Co. Ltd.	1,802,900	299,161,020
PChome Online, Inc.	3,061,000	26,130,364
Taiwan Cement Corp.	66,350,000	77,056,712
Taiwan Fertilizer Co. Ltd.	15,211,000	20,534,322
Taiwan Semiconductor Manufacturing Co. Ltd.	77,695,284	499,643,695
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	448,101	14,818,700
Universal Cement Corp.	25,285,914	21,836,428
Vanguard International Semiconductor Corp.	10,622,000	20,243,761
Wistron NeWeb Corp.	5,559,800	15,930,870
Yuanta Financial Holding Co. Ltd.	167,374,206	71,439,872

TOTAL TAIWAN		1,366,292,330

Thailand - 1.8%
Delta Electronics PCL (For. Reg.)	9,338,900	24,831,757
Kasikornbank PCL (For. Reg.)	17,030,604	91,059,588
PTT Global Chemical PCL (For. Reg.)	39,244,000	85,066,474
PTT PCL (For. Reg.)	6,261,600	70,397,757
Star Petroleum Refining PCL	70,301,000	26,820,035

TOTAL THAILAND		298,175,611

Turkey - 1.3%
Aselsan A/S	6,996,000	38,466,724
Bim Birlesik Magazalar A/S JSC	3,782,000	61,809,738
Enka Insaat ve Sanayi A/S	15,290,126	23,503,734
Tupras Turkiye Petrol Rafinelleri A/S	3,103,796	78,207,672
Turkiye Garanti Bankasi A/S	3,168,000	8,553,364

TOTAL TURKEY		210,541,232

United Arab Emirates - 1.5%
DP World Ltd.	2,351,205	48,058,630
Emaar Properties PJSC	54,734,374	106,995,046
National Bank of Abu Dhabi PJSC (b)	32,328,073	96,816,990

TOTAL UNITED ARAB EMIRATES		251,870,666

United Kingdom - 0.6%
Fresnillo PLC	1,999,500	37,603,205
Mondi PLC	2,184,100	56,605,215
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (b)(d)	498,900	2,478,759

TOTAL UNITED KINGDOM		96,687,179

United States of America - 0.0%
China Biologic Products, Inc. (b)	69,705	8,225,190
TOTAL COMMON STOCKS
(Cost $11,843,022,952)		14,802,488,767

Preferred Stocks - 7.3%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)	7,577,282	36,295,181
Nonconvertible Preferred Stocks - 7.1%
Brazil - 5.6%
Ambev SA sponsored ADR	22,630,400	129,672,192
Banco do Estado Rio Grande do Sul SA	8,788,436	39,345,214
Companhia Paranaense de Energia-Copel:
(PN-B)	128,600	1,181,853
(PN-B) sponsored ADR (c)	4,245,809	38,934,069
Fibria Celulose SA sponsored ADR (c)	6,129,900	56,272,482
Itau Unibanco Holding SA sponsored ADR	23,449,394	288,427,546
Metalurgica Gerdau SA (PN) (a)(b)	37,824,122	54,816,705
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (b)	12,561,800	109,664,514
Telefonica Brasil SA	4,662,000	69,458,887
Vale SA (PN-A) sponsored ADR	13,845,000	113,667,450
		901,440,912
Korea (South) - 1.5%
Hyundai Motor Co. Series 2	1,053,899	91,993,821
Samsung Electronics Co. Ltd.	78,895	121,574,310
Samsung Fire & Marine Insurance Co. Ltd.	211,865	33,429,824
		246,997,955

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,148,438,867

TOTAL PREFERRED STOCKS
(Cost $882,808,410)		1,184,734,048
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.76% 5/25/17 to 6/29/17(f)
(Cost $16,999,453)	17,010,000	16,998,322
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.85% (g)	300,884,669	300,944,846
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	134,392,137	134,405,576
TOTAL MONEY MARKET FUNDS
(Cost $435,320,971)		435,350,422
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $13,178,151,786)		16,439,571,559
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(147,872,053)
NET ASSETS - 100%		$16,291,699,506

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
3,142 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	153,800,900	$2,951,625

The face value of futures purchased as a percentage of Net Assets is 0.9%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,659,831 or 0.3% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,295,181 or 0.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,625,082.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$23,950,652

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$965,524
Fidelity Securities Lending Cash Central Fund	675,139
Total	$1,640,663

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Daou Technology, Inc.	$44,852,464	$8,601,682	$--	$481,811	$55,561,755
Direcional Engenharia SA	23,505,135	550,989	--	--	26,909,724
Fila Korea Ltd.	51,126,461	--	1,060,525	115,434	39,842,347
FPC Par Corretora de Seguros	51,039,845	6,095,228	12,853,097	1,430,767	59,602,539
Frontier Digital Ventures Ltd.	6,042,789	--	--	--	5,831,626
GP Investments Ltd. Class A (depositary receipt)	17,347,037	--	697,647	--	16,163,816
InterPark INT Corp.	30,049,593	76,664	--	190,078	29,071,786
Korean Reinsurance Co.	75,492,743	--	11,379,020	1,390,984	61,284,054
Macquarie Mexican (REIT)	90,614,570	224,011	907,383	3,313,693	78,125,143
Metalurgica Gerdau SA (PN)	56,285,896	--	--	--	54,816,705
Minerva SA	40,691,800	--	4,320,600	1,007,272	36,958,608
Smiles SA	137,502,361	--	6,016,092	9,969,197	155,411,508
SREI Infrastructure Finance Ltd.	45,678,231	--	--	--	59,023,148
Total	$670,228,925	$15,548,574	$37,234,364	$17,899,236	$678,602,759

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,375,523,589	$1,748,207,079	$591,021,329	$36,295,181
Consumer Staples	1,119,852,184	1,119,852,184	--	--
Energy	1,097,107,465	917,206,346	179,901,119	--
Financials	3,701,991,370	2,998,300,872	703,690,498	--
Health Care	352,505,941	352,505,941	--	--
Industrials	939,619,050	939,619,050	--	--
Information Technology	3,616,257,616	2,429,285,438	1,186,972,178	--
Materials	1,145,176,698	1,145,176,698	--	--
Real Estate	384,467,166	384,467,166	--	--
Telecommunication Services	784,875,065	683,270,742	101,604,323	--
Utilities	469,846,671	403,683,586	66,163,085	--
Government Obligations	16,998,322	--	16,998,322	--
Money Market Funds	435,350,422	435,350,422	--	--
Total Investments in Securities:	$16,439,571,559	$13,556,925,524	$2,846,350,854	$36,295,181
Derivative Instruments:
Assets
Futures Contracts	$2,951,625	$2,951,625	$--	$--
Total Assets	$2,951,625	$2,951,625	$--	$--
Total Derivative Instruments:	$2,951,625	$2,951,625	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$684,740,660
Level 2 to Level 1	$252,117,868

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,951,625	$0
Total Equity Risk	2,951,625	0
Total Value of Derivatives	$2,951,625	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $130,265,683) — See accompanying schedule: Unaffiliated issuers (cost $12,139,296,333)	$15,325,618,378
Fidelity Central Funds (cost $435,320,971)	435,350,422
Other affiliated issuers (cost $603,534,482)	678,602,759
Total Investments (cost $13,178,151,786)		$16,439,571,559
Cash		2,135,696
Foreign currency held at value (cost $25,119,286)		25,122,127
Receivable for investments sold		149,048,320
Receivable for fund shares sold		10,186,425
Dividends receivable		29,928,409
Interest receivable		1,405
Distributions receivable from Fidelity Central Funds		292,451
Receivable for daily variation margin for derivative instruments		518,430
Prepaid expenses		9,513
Other receivables		3,132,115
Total assets		16,659,946,450
Liabilities
Payable for investments purchased	$195,043,194
Payable for fund shares redeemed	7,029,596
Accrued management fee	10,629,732
Other affiliated payables	1,107,121
Other payables and accrued expenses	20,041,144
Collateral on securities loaned	134,396,157
Total liabilities		368,246,944
Net Assets		$16,291,699,506
Net Assets consist of:
Paid in capital		$14,235,011,563
Undistributed net investment income		42,186,047
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,232,020,173)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,246,522,069
Net Assets		$16,291,699,506
Series Emerging Markets:
Net Asset Value, offering price and redemption price per share ($7,408,181,964 ÷ 405,165,839 shares)		$18.28
Class F:
Net Asset Value, offering price and redemption price per share ($8,883,517,542 ÷ 484,446,295 shares)		$18.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $17,899,236 earned from other affiliated issuers)		$171,867,771
Interest		33,598
Income from Fidelity Central Funds		1,640,663
Income before foreign taxes withheld		173,542,032
Less foreign taxes withheld		(17,832,482)
Total income		155,709,550
Expenses
Management fee	$61,842,262
Transfer agent fees	5,532,785
Accounting and security lending fees	1,014,613
Custodian fees and expenses	4,638,422
Independent trustees' fees and expenses	31,313
Registration fees	6,307
Audit	42,228
Legal	18,418
Miscellaneous	58,642
Total expenses before reductions	73,184,990
Expense reductions	(1,344,266)	71,840,724
Net investment income (loss)		83,868,826
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,315,565)	208,801,873
Fidelity Central Funds	6,894
Other affiliated issuers	(685,070)
Foreign currency transactions	601,048
Futures contracts	(6,885,374)
Total net realized gain (loss)		201,839,371
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $6,093,296)	1,316,771,489
Assets and liabilities in foreign currencies	292,848
Futures contracts	2,910,535
Total change in net unrealized appreciation (depreciation)		$1,319,974,872
Net gain (loss)		1,521,814,243
Net increase (decrease) in net assets resulting from operations		$1,605,683,069

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,868,826	$180,634,834
Net realized gain (loss)	201,839,371	(402,075,307)
Change in net unrealized appreciation (depreciation)	1,319,974,872	1,930,762,003
Net increase (decrease) in net assets resulting from operations	1,605,683,069	1,709,321,530
Distributions to shareholders from net investment income	(193,538,453)	(158,339,864)
Distributions to shareholders from net realized gain	(33,641,199)	–
Total distributions	(227,179,652)	(158,339,864)
Share transactions - net increase (decrease)	(547,474,041)	1,997,447,805
Total increase (decrease) in net assets	831,029,376	3,548,429,471
Net Assets
Beginning of period	15,460,670,130	11,912,240,659
End of period	$16,291,699,506	$15,460,670,130
Other Information
Undistributed net investment income end of period	$42,186,047	$151,855,674

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.79	$15.31	$17.77	$17.56	$16.25	$16.06
Income from Investment Operations
Net investment income (loss)A	.08	.19	.21B	.21	.20	.21
Net realized and unrealized gain (loss)	1.64	1.47	(2.53)	.17	1.34	.59
Total from investment operations	1.72	1.66	(2.32)	.38	1.54	.80
Distributions from net investment income	(.19)	(.18)	(.14)	(.17)	(.22)	(.09)
Distributions from net realized gain	(.04)	–	–	(.01)	(.01)	(.52)
Total distributions	(.23)	(.18)	(.14)	(.17)C	(.23)	(.61)
Net asset value, end of period	$18.28	$16.79	$15.31	$17.77	$17.56	$16.25
Total ReturnD,E	10.48%	11.02%	(13.14)%	2.20%	9.59%	5.40%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.03%	1.04%	1.06%	1.09%	1.10%
Expenses net of fee waivers, if any	1.03%H	1.03%	1.04%	1.06%	1.09%	1.10%
Expenses net of all reductions	1.01%H	1.03%	1.03%	1.06%	1.06%	1.07%
Net investment income (loss)	1.00%H	1.24%	1.29%B	1.18%	1.22%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$7,408,182	$6,998,219	$5,571,493	$4,837,497	$3,623,928	$3,182,644
Portfolio turnover rateI	46%H	45%	64%	93%	79%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.85	$15.36	$17.83	$17.62	$16.30	$16.11
Income from Investment Operations
Net investment income (loss)A	.10	.21	.24B	.24	.23	.25
Net realized and unrealized gain (loss)	1.64	1.49	(2.54)	.17	1.35	.58
Total from investment operations	1.74	1.70	(2.30)	.41	1.58	.83
Distributions from net investment income	(.22)	(.21)	(.17)	(.19)	(.26)	(.12)
Distributions from net realized gain	(.04)	–	–	(.01)	(.01)	(.52)
Total distributions	(.25)C	(.21)	(.17)	(.20)	(.26)D	(.64)
Net asset value, end of period	$18.34	$16.85	$15.36	$17.83	$17.62	$16.30
Total ReturnE,F	10.61%	11.23%	(13.02)%	2.35%	9.84%	5.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.87%	.88%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.87%I	.87%	.88%	.89%	.90%	.90%
Expenses net of all reductions	.85%I	.86%	.87%	.89%	.88%	.87%
Net investment income (loss)	1.15%I	1.41%	1.45%B	1.35%	1.40%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$8,883,518	$8,462,452	$6,340,748	$5,208,429	$3,490,320	$2,570,780
Portfolio turnover rateJ	46%I	45%	64%	93%	79%	80%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.17%.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.009 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	20.2%
Japan	11.7%
United Kingdom	11.5%
Switzerland	10.8%
Sweden	5.6%
Germany	4.8%
Spain	4.7%
Belgium	3.9%
Australia	3.7%
Other	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	23.9%
Japan	13.8%
Switzerland	12.5%
United Kingdom	8.8%
Spain	5.1%
Belgium	4.0%
Sweden	4.0%
Australia	4.0%
Germany	3.9%
Other	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	94.8
Short-Term Investments and Net Other Assets (Liabilities)	2.9	5.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	5.8	5.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.4	3.5
CSL Ltd. (Australia, Biotechnology)	3.0	3.0
SAP AG (Germany, Software)	2.7	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	3.1
Visa, Inc. Class A (United States of America, IT Services)	2.4	2.3
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.3	0.0
Inditex SA (Spain, Specialty Retail)	2.2	2.7
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.2	2.4
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.2	2.2
	28.8

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.2	19.8
Information Technology	18.3	15.7
Health Care	14.7	17.9
Industrials	13.4	10.9
Consumer Discretionary	10.7	12.9
Financials	10.7	9.1
Materials	6.8	5.3
Real Estate	2.3	2.5
Energy	0.6	0.3
Telecommunication Services	0.4	0.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series International Growth Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 3.7%
CSL Ltd.	4,300,501	$426,839,517
Transurban Group unit	11,421,639	104,340,784

TOTAL AUSTRALIA		531,180,301

Austria - 1.7%
Andritz AG	3,111,498	172,077,541
Buwog-Gemeinnuetzige Wohnung	2,693,763	72,741,694

TOTAL AUSTRIA		244,819,235

Belgium - 3.9%
Anheuser-Busch InBev SA NV	4,369,581	492,759,258
KBC Groep NV	1,006,959	72,701,235

TOTAL BELGIUM		565,460,493

Brazil - 0.1%
Itau Unibanco Holding SA	972,900	10,439,966
Canada - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,362,400	62,658,124
Franco-Nevada Corp.	1,002,400	68,175,390
Pason Systems, Inc.	2,199,769	32,664,970
PrairieSky Royalty Ltd.	1,538,800	33,536,720

TOTAL CANADA		197,035,204

Cayman Islands - 1.1%
58.com, Inc. ADR (a)(b)	1,127,100	44,610,618
Alibaba Group Holding Ltd. sponsored ADR (a)	1,042,200	120,374,100

TOTAL CAYMAN ISLANDS		164,984,718

Denmark - 1.3%
Jyske Bank A/S (Reg.)	1,346,300	71,945,941
Novo Nordisk A/S Series B sponsored ADR	3,135,081	121,264,933

TOTAL DENMARK		193,210,874

Finland - 0.3%
Tikkurila Oyj	1,985,479	39,362,637
France - 0.9%
Essilor International SA	968,544	125,496,410
Germany - 4.8%
Bayer AG	2,443,700	302,366,716
SAP AG	3,909,649	391,614,076

TOTAL GERMANY		693,980,792

Hong Kong - 2.2%
AIA Group Ltd.	45,615,000	315,795,477
India - 1.0%
Housing Development Finance Corp. Ltd.	5,825,258	139,279,753
Ireland - 3.4%
CRH PLC sponsored ADR	7,833,805	284,523,798
James Hardie Industries PLC CDI	12,709,123	215,741,124

TOTAL IRELAND		500,264,922

Isle of Man - 0.5%
Playtech Ltd.	5,940,274	73,783,953
Israel - 0.3%
Azrieli Group	839,086	44,690,400
Italy - 1.0%
Azimut Holding SpA	1,882,606	36,748,951
Interpump Group SpA	4,116,049	109,175,956

TOTAL ITALY		145,924,907

Japan - 11.7%
Astellas Pharma, Inc.	7,259,800	95,735,797
DENSO Corp.	3,117,300	134,199,800
East Japan Railway Co.	1,524,900	136,163,755
Hoya Corp.	3,148,100	150,351,957
Keyence Corp.	777,600	312,504,867
Komatsu Ltd.	4,388,300	117,262,154
Misumi Group, Inc.	6,035,300	114,290,364
Mitsui Fudosan Co. Ltd.	4,272,000	93,870,949
Nintendo Co. Ltd.	240,200	60,786,358
Olympus Corp.	3,742,100	144,010,845
OSG Corp.	3,588,000	73,868,222
SHO-BOND Holdings Co. Ltd. (c)	1,551,100	70,963,086
USS Co. Ltd.	10,817,800	191,173,501

TOTAL JAPAN		1,695,181,655

Kenya - 0.4%
Safaricom Ltd.	350,021,100	65,289,789
Korea (South) - 1.2%
BGFretail Co. Ltd.	1,214,203	116,873,443
NAVER Corp.	82,254	57,843,882

TOTAL KOREA (SOUTH)		174,717,325

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	782,412	70,448,376
Netherlands - 2.0%
ASML Holding NV (Netherlands)	2,201,400	290,995,481
New Zealand - 0.3%
Auckland International Airport Ltd.	9,564,644	45,312,884
South Africa - 2.0%
Clicks Group Ltd.	7,052,484	70,837,521
Naspers Ltd. Class N	1,195,210	227,270,991

TOTAL SOUTH AFRICA		298,108,512

Spain - 4.7%
Amadeus IT Holding SA Class A	3,970,800	214,106,925
Hispania Activos Inmobiliarios SA	2,597,710	39,219,441
Inditex SA	8,564,127	328,470,693
Merlin Properties Socimi SA	3,236,200	38,301,218
Prosegur Compania de Seguridad SA (Reg.)	10,374,189	67,690,618

TOTAL SPAIN		687,788,895

Sweden - 5.6%
ASSA ABLOY AB (B Shares) (b)	15,029,217	325,619,178
Atlas Copco AB (A Shares) (b)	5,437,000	203,305,116
Fagerhult AB	1,264,264	52,170,356
Svenska Cellulosa AB (SCA) (B Shares)	3,520,800	116,627,270
Svenska Handelsbanken AB (A Shares)	8,145,613	115,599,963

TOTAL SWEDEN		813,321,883

Switzerland - 10.8%
Nestle SA (Reg. S)	10,998,888	847,139,945
Novartis AG	2,686,178	206,795,610
Roche Holding AG (participation certificate)	1,428,511	373,790,610
Schindler Holding AG:
(participation certificate)	579,078	118,318,148
(Reg.)	154,309	30,644,682

TOTAL SWITZERLAND		1,576,688,995

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,014,000	128,706,253
Turkey - 0.2%
Tupras Turkiye Petrol Rafinelleri A/S	1,160,924	29,252,297
United Kingdom - 11.5%
BAE Systems PLC	15,343,500	124,619,538
Berendsen PLC	5,892,200	64,028,935
British American Tobacco PLC (United Kingdom)	4,882,900	329,905,178
Elementis PLC	8,531,847	33,615,464
Howden Joinery Group PLC	6,596,900	39,560,132
Informa PLC	15,456,952	128,527,400
InterContinental Hotel Group PLC ADR (b)	4,885,952	257,929,406
Prudential PLC	10,927,318	242,519,396
Reckitt Benckiser Group PLC	3,537,987	325,981,439
Rightmove PLC	692,770	37,559,961
Shaftesbury PLC	3,385,400	40,866,057
Spectris PLC	1,175,000	42,003,336

TOTAL UNITED KINGDOM		1,667,116,242

United States of America - 17.3%
Alphabet, Inc. Class A (a)	257,194	237,780,997
Autoliv, Inc. (b)	1,318,027	132,053,125
Berkshire Hathaway, Inc. Class B (a)	1,017,450	168,092,915
China Biologic Products, Inc. (a)	612,950	72,328,100
Domino's Pizza, Inc.	277,840	50,397,398
Martin Marietta Materials, Inc.	663,000	145,985,970
MasterCard, Inc. Class A	2,540,010	295,453,963
Mohawk Industries, Inc. (a)	588,915	138,271,353
Molson Coors Brewing Co. Class B	798,700	76,587,343
Moody's Corp.	662,400	78,375,168
MSCI, Inc.	996,300	99,948,816
Philip Morris International, Inc.	1,951,292	216,281,205
PPG Industries, Inc.	617,100	67,782,264
PriceSmart, Inc.	634,275	55,150,211
ResMed, Inc.	1,399,200	95,131,608
S&P Global, Inc.	846,471	113,587,943
Sherwin-Williams Co.	396,900	132,834,492
Visa, Inc. Class A	3,782,096	345,002,797

TOTAL UNITED STATES OF AMERICA		2,521,045,668

TOTAL COMMON STOCKS
(Cost $10,418,570,709)		14,049,684,297

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $58,353,975)	4,375,000	54,114,617

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.85% (d)	363,962,951	364,035,744
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	481,139,951	481,188,065
TOTAL MONEY MARKET FUNDS
(Cost $845,163,713)		845,223,809
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $11,322,088,397)		14,949,022,723
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(418,105,765)
NET ASSETS - 100%		$14,530,916,958

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,727,044
Fidelity Securities Lending Cash Central Fund	885,455
Total	$2,612,499

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
SHO-BOND Holdings Co. Ltd.	$72,329,808	$2,413,584	$--	$476,467	$70,963,086
Total	$72,329,808	$2,413,584	$--	$476,467	$70,963,086

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,588,293,667	$1,361,022,676	$227,270,991	$--
Consumer Staples	2,781,249,313	785,463,493	1,995,785,820	--
Energy	95,453,987	95,453,987	--	--
Financials	1,519,150,141	1,276,630,745	242,519,396	--
Health Care	2,114,112,103	1,135,423,370	978,688,733	--
Industrials	1,969,411,449	1,727,529,757	241,881,692	--
Information Technology	2,653,127,567	2,072,020,880	581,106,687	--
Materials	988,021,139	988,021,139	--	--
Real Estate	329,689,759	329,689,759	--	--
Telecommunication Services	65,289,789	65,289,789	--	--
Money Market Funds	845,223,809	845,223,809	--	--
Total Investments in Securities:	$14,949,022,723	$10,681,769,404	$4,267,253,319	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$608,218,019
Level 2 to Level 1	$507,195,396

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $453,611,474) — See accompanying schedule: Unaffiliated issuers (cost $10,430,324,661)	$14,032,835,828
Fidelity Central Funds (cost $845,163,713)	845,223,809
Other affiliated issuers (cost $46,600,023)	70,963,086
Total Investments (cost $11,322,088,397)		$14,949,022,723
Cash		4
Receivable for investments sold		85,835
Receivable for fund shares sold		9,479,587
Dividends receivable		89,010,787
Distributions receivable from Fidelity Central Funds		771,385
Prepaid expenses		8,171
Other receivables		341,860
Total assets		15,048,720,352
Liabilities
Payable for investments purchased	$20,263,810
Payable for fund shares redeemed	6,038,352
Accrued management fee	9,088,254
Other affiliated payables	974,875
Other payables and accrued expenses	261,183
Collateral on securities loaned	481,176,920
Total liabilities		517,803,394
Net Assets		$14,530,916,958
Net Assets consist of:
Paid in capital		$10,776,607,755
Undistributed net investment income		81,196,193
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		46,715,047
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,626,397,963
Net Assets		$14,530,916,958
Series International Growth:
Net Asset Value, offering price and redemption price per share ($6,543,529,306 ÷ 449,640,238 shares)		$14.55
Class F:
Net Asset Value, offering price and redemption price per share ($7,987,387,652 ÷ 547,481,358 shares)		$14.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $476,467 earned from other affiliated issuers)		$163,657,384
Income from Fidelity Central Funds		2,612,499
Income before foreign taxes withheld		166,269,883
Less foreign taxes withheld		(16,935,466)
Total income		149,334,417
Expenses
Management fee
Basic fee	$46,659,027
Performance adjustment	3,005,199
Transfer agent fees	4,735,216
Accounting and security lending fees	967,802
Custodian fees and expenses	684,634
Independent trustees' fees and expenses	26,684
Registration fees	5,896
Audit	34,312
Legal	15,153
Miscellaneous	50,466
Total expenses before reductions	56,184,389
Expense reductions	(588,278)	55,596,111
Net investment income (loss)		93,738,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,608,026
Fidelity Central Funds	(1,805)
Other affiliated issuers	(80,591)
Foreign currency transactions	(2,124,177)
Total net realized gain (loss)		76,401,453
Change in net unrealized appreciation (depreciation) on: Investment securities	1,376,358,464
Assets and liabilities in foreign currencies	953,466
Total change in net unrealized appreciation (depreciation)		1,377,311,930
Net gain (loss)		1,453,713,383
Net increase (decrease) in net assets resulting from operations		$1,547,451,689

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$93,738,306	$165,399,336
Net realized gain (loss)	76,401,453	166,506,812
Change in net unrealized appreciation (depreciation)	1,377,311,930	(656,844,150)
Net increase (decrease) in net assets resulting from operations	1,547,451,689	(324,938,002)
Distributions to shareholders from net investment income	(170,410,130)	(141,417,551)
Distributions to shareholders from net realized gain	(166,389,831)	(272,101,876)
Total distributions	(336,799,961)	(413,519,427)
Share transactions - net increase (decrease)	802,376,723	1,248,358,990
Total increase (decrease) in net assets	2,013,028,451	509,901,561
Net Assets
Beginning of period	12,517,888,507	12,007,986,946
End of period	$14,530,916,958	$12,517,888,507
Other Information
Undistributed net investment income end of period	$81,196,193	$157,868,017

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.37	$14.28	$14.17	$13.95	$11.55	$10.53
Income from Investment Operations
Net investment income (loss)A	.09	.17B	.15	.17	.16	.15
Net realized and unrealized gain (loss)	1.42	(.60)	.36	.20	2.43	.99
Total from investment operations	1.51	(.43)	.51	.37	2.59	1.14
Distributions from net investment income	(.16)	(.16)	(.19)	(.10)	(.19)	(.12)
Distributions from net realized gain	(.17)	(.33)	(.21)	(.05)	–	(.01)
Total distributions	(.33)	(.48)C	(.40)	(.15)	(.19)	(.12)D
Net asset value, end of period	$14.55	$13.37	$14.28	$14.17	$13.95	$11.55
Total ReturnE,F	11.61%	(3.10)%	3.65%	2.66%	22.72%	11.00%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.94%	.92%	.97%	1.04%	1.05%
Expenses net of fee waivers, if any	.92%I	.94%	.91%	.97%	1.04%	1.05%
Expenses net of all reductions	.92%I	.94%	.91%	.97%	1.02%	1.04%
Net investment income (loss)	1.31%I	1.27%B	1.06%	1.23%	1.26%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$6,543,529	$5,618,983	$5,563,674	$6,049,347	$5,642,298	$5,045,151
Portfolio turnover rateJ	28%I	26%	24%	33%	41%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.326 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.007 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Growth Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.42	$14.32	$14.21	$13.99	$11.59	$10.57
Income from Investment Operations
Net investment income (loss)A	.10	.19B	.18	.20	.18	.17
Net realized and unrealized gain (loss)	1.42	(.58)	.35	.19	2.43	1.00
Total from investment operations	1.52	(.39)	.53	.39	2.61	1.17
Distributions from net investment income	(.18)	(.18)	(.21)	(.12)	(.21)	(.14)
Distributions from net realized gain	(.17)	(.33)	(.21)	(.05)	–	(.01)
Total distributions	(.35)	(.51)	(.42)	(.17)	(.21)	(.15)
Net asset value, end of period	$14.59	$13.42	$14.32	$14.21	$13.99	$11.59
Total ReturnC,D	11.67%	(2.85)%	3.83%	2.80%	22.88%	11.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.78%	.75%	.80%	.85%	.85%
Expenses net of fee waivers, if any	.77%G	.77%	.75%	.80%	.85%	.85%
Expenses net of all reductions	.76%G	.77%	.75%	.80%	.84%	.84%
Net investment income (loss)	1.47%G	1.44%B	1.23%	1.40%	1.44%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$7,987,388	$6,898,905	$6,444,313	$6,578,200	$5,536,085	$4,064,357
Portfolio turnover rateH	28%G	26%	24%	33%	41%	27%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	27.7%
United Kingdom	17.9%
United States of America*	10.0%
Germany	6.3%
Sweden	5.1%
Italy	3.3%
Australia	2.6%
France	2.4%
Netherlands	2.3%
Other	22.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	28.3%
United Kingdom	17.4%
United States of America*	11.3%
Germany	6.7%
Sweden	4.0%
Italy	2.8%
Netherlands	2.7%
Australia	2.6%
Spain	2.3%
Other	21.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	93.4	95.2
Short-Term Investments and Net Other Assets (Liabilities)	6.6	4.8

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Interpump Group SpA (Italy, Machinery)	2.0	1.3
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.0	1.8
CompuGroup Medical AG (Germany, Health Care Technology)	2.0	1.8
Spectris PLC (United Kingdom, Electronic Equipment & Components)	1.9	1.4
USS Co. Ltd. (Japan, Specialty Retail)	1.9	2.2
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	1.9	1.7
Fagerhult AB (Sweden, Electrical Equipment)	1.8	1.4
Azbil Corp. (Japan, Electronic Equipment & Components)	1.7	1.4
BGFretail Co. Ltd. (Korea (South), Food & Staples Retailing)	1.6	1.3
OBIC Co. Ltd. (Japan, IT Services)	1.5	1.5
	18.3

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.0	20.2
Consumer Discretionary	14.3	17.6
Information Technology	12.2	11.3
Health Care	11.9	11.3
Consumer Staples	9.1	9.9
Materials	7.8	7.8
Financials	7.2	7.4
Real Estate	6.8	7.9
Energy	2.1	1.8
Utilities	0.0	0.0

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series International Small Cap Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
Australia - 2.6%
Adelaide Brighton Ltd.	2,482,768	$11,005,852
Austal Ltd.	1,811,336	2,326,103
Beacon Lighting Group Ltd.	6,523,255	8,792,304
Credit Corp. Group Ltd.	79,931	1,089,312
DuluxGroup Ltd.	4,919,853	24,940,585
Imdex Ltd. (a)	14,934,283	6,933,330
John Fairfax Holdings Ltd.	3,096,308	2,457,626
Nanosonics Ltd. (a)	403,377	954,474
Pact Group Holdings Ltd.	250,000	1,319,760
Quintis Ltd. (b)	12,531,976	11,260,732
RCG Corp. Ltd. (b)	19,253,658	11,966,225
Reckon Ltd.	3,446,160	4,025,556
SomnoMed Ltd. (a)	184,705	409,389

TOTAL AUSTRALIA		87,481,248

Austria - 1.7%
Andritz AG	493,024	27,266,081
Buwog-Gemeinnuetzige Wohnung	817,695	22,080,829
IMMOFINANZ Immobilien Anlagen AG (b)	1,950,851	4,058,868
RHI AG	53,500	1,558,924
Wienerberger AG	116,600	2,730,766

TOTAL AUSTRIA		57,695,468

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC	4,317,632	12,996,072
IWG PLC	780,100	3,282,743

TOTAL BAILIWICK OF JERSEY		16,278,815

Belgium - 1.3%
Econocom Group SA	58,186	935,835
Gimv NV	61,909	3,776,499
KBC Ancora (a)	779,573	37,075,586

TOTAL BELGIUM		41,787,920

Bermuda - 0.6%
APT Satellite Holdings Ltd.	595,000	322,806
BW Offshore Ltd. (a)	240,000	617,750
Vostok New Ventures Ltd. (depositary receipt) (a)	2,635,242	20,529,021

TOTAL BERMUDA		21,469,577

Brazil - 0.0%
Magnesita Refratarios SA (a)	116,200	993,945
Canada - 1.7%
McCoy Global, Inc. (a)	1,111,500	1,587,799
New Look Vision Group, Inc.	547,600	11,432,988
Pason Systems, Inc.	860,900	12,783,739
PrairieSky Royalty Ltd.	319,000	6,952,309
ShawCor Ltd. Class A	443,200	11,120,179
Tesco Corp. (a)	976,693	6,397,339
Total Energy Services, Inc.	224,000	2,231,713
Whitecap Resources, Inc. (b)	220,000	1,556,866
ZCL Composites, Inc.	210,000	2,269,148

TOTAL CANADA		56,332,080

Cayman Islands - 0.5%
58.com, Inc. ADR (a)	241,400	9,554,612
SITC International Holdings Co. Ltd.	4,312,000	3,087,781
Value Partners Group Ltd.	4,570,000	4,230,203

TOTAL CAYMAN ISLANDS		16,872,596

Denmark - 2.1%
Jyske Bank A/S (Reg.)	541,719	28,949,330
Royal Unibrew A/S	31,900	1,387,048
Scandinavian Tobacco Group A/S	959,969	16,758,072
Spar Nord Bank A/S	2,155,354	24,431,501

TOTAL DENMARK		71,525,951

Finland - 0.7%
Olvi PLC (A Shares)	111,500	3,449,377
Oriola-KD Oyj	195,100	822,462
Tikkurila Oyj	977,930	19,387,716

TOTAL FINLAND		23,659,555

France - 2.4%
Cegedim SA (a)	10,300	286,553
Elis SA	1,461,062	30,239,162
Ipsen SA	13,100	1,524,731
Laurent-Perrier Group SA	135,868	10,460,712
Parrot SA (a)(b)	67,443	650,171
Rubis	11,900	1,209,158
Somfy SA	2,400	1,160,758
Vetoquinol SA	301,927	16,582,587
Virbac SA (a)	116,800	18,391,131

TOTAL FRANCE		80,504,963

Germany - 4.4%
CompuGroup Medical AG	1,347,483	66,345,158
CTS Eventim AG	1,172,295	45,160,431
Fielmann AG	201,790	15,426,255
MLP AG	702,245	4,426,797
Nexus AG	519,508	12,506,391
SMA Solar Technology AG (b)	84,233	2,179,640

TOTAL GERMANY		146,044,672

Greece - 0.2%
Fourlis Holdings SA (a)	557,400	2,914,444
Motor Oil (HELLAS) Corinth Refineries SA	150,000	2,544,060
Mytilineos Holdings SA (a)	310,800	2,339,411

TOTAL GREECE		7,797,915

India - 0.7%
Jyothy Laboratories Ltd.	3,611,337	22,469,043
Torrent Pharmaceuticals Ltd. (a)	34,396	759,050

TOTAL INDIA		23,228,093

Ireland - 1.7%
FBD Holdings PLC (a)	1,298,400	11,526,929
James Hardie Industries PLC CDI	2,524,307	42,850,858
United Drug PLC (United Kingdom)	191,500	1,852,790

TOTAL IRELAND		56,230,577

Isle of Man - 0.8%
Playtech Ltd.	2,187,347	27,168,967
Israel - 2.1%
Azrieli Group	334,879	17,835,927
Ituran Location & Control Ltd.	928,362	29,057,731
Strauss Group Ltd.	1,265,055	22,246,218

TOTAL ISRAEL		69,139,876

Italy - 3.3%
Astm SpA	67,100	1,034,252
Azimut Holding SpA	1,359,364	26,535,133
Beni Stabili SpA SIIQ	19,947,820	12,668,100
Cerved Information Solutions SpA	235,105	2,509,779
Interpump Group SpA	2,552,966	67,716,041

TOTAL ITALY		110,463,305

Japan - 27.7%
Aeon Delight Co. Ltd.	43,000	1,311,505
Ai Holdings Corp.	625,600	15,388,161
Ain Holdings, Inc.	20,300	1,405,840
Aoki Super Co. Ltd.	135,000	1,671,227
Arcland Service Holdings Co. Ltd. (a)	46,900	1,293,721
Artnature, Inc. (c)	1,778,400	11,390,694
Asahi Co. Ltd.	1,015,500	12,999,493
Asante, Inc.	188,300	2,863,140
Azbil Corp.	1,664,500	55,993,496
Broadleaf Co. Ltd.	771,500	5,003,763
Central Automotive Products Ltd.	119,000	1,232,967
Chugoku Marine Paints Ltd.	215,000	1,589,235
Coca-Cola West Co. Ltd.	457,650	13,609,417
Daiichikosho Co. Ltd.	643,100	27,893,146
Daikokutenbussan Co. Ltd.	569,400	27,224,956
Funai Soken Holdings, Inc.	624,000	11,990,204
GCA Savvian Group Corp.	1,935,687	15,645,248
GMO Internet, Inc.	253,300	3,006,198
Goldcrest Co. Ltd.	1,584,110	28,136,693
Iwatsuka Confectionary Co. Ltd.	137,200	5,230,769
Kaken Pharmaceutical Co. Ltd.	20,000	1,185,916
Kamigumi Co. Ltd.	225,700	2,048,965
Kobayashi Pharmaceutical Co. Ltd.	667,100	34,948,320
Konoike Transport Co. Ltd.	171,600	2,333,668
Koshidaka Holdings Co. Ltd.	384,200	9,488,249
Kusuri No Aoki Holdings Co. Ltd.	293,900	12,694,582
Lasertec Corp.	1,884,400	24,528,050
Leopalace21 Corp.	664,200	3,527,306
Mandom Corp.	27,000	1,281,274
Medikit Co. Ltd.	271,400	11,296,667
Miraial Co. Ltd.	48,900	404,009
Mirait Holdings Corp.	151,300	1,571,701
Miroku Jyoho Service Co., Ltd.	334,400	6,338,526
Misumi Group, Inc.	1,411,500	26,729,549
Mitsuboshi Belting Ltd.	145,000	1,390,491
Monex Group, Inc.	1,334,932	3,341,072
Morinaga & Co. Ltd.	56,300	2,661,592
Nabtesco Corp.	560,000	15,874,411
Nagaileben Co. Ltd.	1,488,300	34,285,305
Nakanishi, Inc.	30,200	1,186,598
Nakano Refrigerators Co. Ltd.	283,700	7,787,594
ND Software Co. Ltd.	224,536	2,028,327
Nihon Parkerizing Co. Ltd.	3,715,200	47,691,870
Nitto Kohki Co. Ltd.	61,600	1,436,182
NOF Corp.	275,000	3,098,453
NS Tool Co. Ltd.	4,000	57,591
OBIC Co. Ltd.	943,400	50,946,562
Okamoto Industries, Inc.	200,000	2,167,302
OSG Corp. (b)	2,225,800	45,823,826
PALTAC Corp.	102,300	3,019,215
Paramount Bed Holdings Co. Ltd.	691,060	28,981,435
ProNexus, Inc.	1,241,000	15,541,027
S Foods, Inc. (b)	86,500	2,696,457
Sakai Moving Service Co. Ltd.	13,100	381,337
San-A Co. Ltd.	34,600	1,573,644
San-Ai Oil Co. Ltd.	1,952,400	16,568,472
Sekisui Jushi Corp.	134,000	2,360,852
Shinko Plantech Co. Ltd.	138,200	1,032,703
Shinsei Bank Ltd.	2,124,000	3,963,149
Ship Healthcare Holdings, Inc.	27,100	728,582
SHO-BOND Holdings Co. Ltd.	778,800	35,630,231
Shoei Co. Ltd. (c)	800,800	22,233,469
SK Kaken Co. Ltd.	217,000	20,634,223
Software Service, Inc.	168,400	7,643,902
Techno Medica Co. Ltd.	283,000	5,031,675
The Monogatari Corp.	219,000	9,842,476
TKC Corp.	684,400	18,602,664
Tocalo Co. Ltd.	458,400	12,356,959
Toshiba Plant Systems & Services Corp.	104,300	1,696,308
Tsuruha Holdings, Inc.	29,170	2,956,905
USS Co. Ltd.	3,561,200	62,933,967
Welcia Holdings Co. Ltd.	578,600	18,633,541
Workman Co. Ltd.	650,700	19,029,217
Yamato Kogyo Co. Ltd.	310,100	7,755,630
Yuasa Trading Co. Ltd.	73,900	2,137,946
Yusen Logistics Co. Ltd.	187,000	1,779,834

TOTAL JAPAN		928,779,651

Korea (South) - 1.8%
BGFretail Co. Ltd.	556,522	53,568,178
iMarketKorea, Inc.	86,705	1,013,692
Leeno Industrial, Inc.	186,094	6,968,710

TOTAL KOREA (SOUTH)		61,550,580

Luxembourg - 0.1%
B&M European Value Retail S.A.	653,731	2,853,421
Marshall Islands - 0.0%
StealthGas, Inc. (a)	65,000	222,300
Mexico - 0.4%
Consorcio ARA S.A.B. de CV	38,033,895	12,687,898
Netherlands - 2.3%
Aalberts Industries NV	984,900	39,073,254
Arcadis NV	64,918	1,124,725
BinckBank NV	560,793	2,787,408
Intertrust NV	71,000	1,423,062
Takeaway.com Holding BV (d)	222,278	7,486,580
Van Lanschot NV (Bearer)	202,384	5,500,399
VastNed Retail NV	556,055	20,772,849

TOTAL NETHERLANDS		78,168,277

New Zealand - 0.1%
EBOS Group Ltd.	105,894	1,331,262
Trade Maine Group Ltd.	264,436	962,277

TOTAL NEW ZEALAND		2,293,539

Norway - 1.1%
ABG Sundal Collier ASA	5,193,025	3,399,115
Borregaard ASA	200,000	2,247,845
Kongsberg Gruppen ASA (b)	992,748	15,493,621
Schibsted ASA (A Shares)	82,366	2,048,118
Skandiabanken ASA	1,174,894	10,502,343
Spectrum ASA (a)	350,000	1,610,179

TOTAL NORWAY		35,301,221

Philippines - 0.5%
Jollibee Food Corp.	3,696,500	15,478,400
Singapore - 0.1%
Boustead Singapore Ltd.	3,836,400	2,443,829
Hour Glass Ltd.	1,558,300	769,586

TOTAL SINGAPORE		3,213,415

South Africa - 0.7%
Clicks Group Ltd.	2,335,481	23,458,357
Spain - 2.3%
Baron de Ley SA (a)	9,415	1,159,926
Hispania Activos Inmobiliarios SA	1,100,650	16,617,281
Merlin Properties Socimi SA	1,590,500	18,823,956
Prosegur Cash SA	604,700	1,541,357
Prosegur Compania de Seguridad SA (Reg.)	5,776,586	37,691,686

TOTAL SPAIN		75,834,206

Sweden - 5.1%
Addlife AB (a)	526,400	10,014,158
AddTech AB (B Shares)	1,181,610	21,278,132
Fagerhult AB (b)	1,503,735	62,052,222
Granges AB	260,000	2,700,597
Lagercrantz Group AB (B Shares)	1,848,316	20,189,513
Loomis AB (B Shares)	607,000	22,032,730
Mekonomen AB (b)	58,400	1,157,147
Saab AB (B Shares)	662,300	32,840,952

TOTAL SWEDEN		172,265,451

Switzerland - 0.2%
Daetwyler Holdings AG	8,240	1,394,589
EDAG Engineering Group AG	49,000	904,451
Tecan Group AG	17,063	2,911,857
Vontobel Holdings AG	51,663	3,042,665

TOTAL SWITZERLAND		8,253,562

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,618,570	12,076,483
United Kingdom - 17.9%
AA PLC	649,987	2,199,788
Alliance Pharma PLC	13,751,663	8,460,298
Ascential PLC	479,626	2,191,635
Berendsen PLC	3,261,209	35,438,671
Carphone Warehouse Group PLC	61,700	268,111
Cineworld Group PLC	249,100	2,271,346
Countrywide PLC	1,848,869	4,064,927
Dechra Pharmaceuticals PLC	1,830,063	40,058,029
Dignity PLC	55,107	1,779,368
Domino's Pizza UK & IRL PLC	2,386,400	10,215,310
DP Poland PLC (a)	6,618,000	4,350,104
Elementis PLC	8,949,982	35,262,915
Equiniti Group PLC	1,243,355	3,554,943
Great Portland Estates PLC	2,804,000	25,131,646
H&T Group PLC	1,076,088	4,111,560
Hill & Smith Holdings PLC	61,530	1,058,332
Hilton Food Group PLC	911,038	9,079,919
Howden Joinery Group PLC	5,312,300	31,856,673
Informa PLC	5,317,433	44,215,434
InterContinental Hotel Group PLC ADR	326,021	17,210,649
ITE Group PLC	8,434,572	19,336,290
Just Eat Holding Ltd. (a)	1,794,725	13,412,526
LivaNova PLC (a)	26,500	1,396,550
Luxfer Holdings PLC sponsored ADR	250,000	2,922,500
Mears Group PLC	504,312	3,403,093
Mitie Group PLC	528,691	1,435,258
PayPoint PLC	99,400	1,309,315
Polypipe Group PLC	368,000	1,898,432
Rightmove PLC	524,000	28,409,746
Shaftesbury PLC	3,047,755	36,790,255
Sinclair Pharma PLC (a)	2,489,716	1,080,268
Spectris PLC	1,791,116	64,027,955
Spirax-Sarco Engineering PLC	992,628	66,853,893
Ted Baker PLC	226,067	8,183,815
Topps Tiles PLC (c)	10,685,355	14,358,660
Tullett Prebon PLC	812,116	4,818,537
Ultra Electronics Holdings PLC	1,039,010	28,152,583
Unite Group PLC	2,020,063	16,928,015
Zpg PLC	405,923	1,945,280

TOTAL UNITED KINGDOM		599,442,629

United States of America - 3.4%
Autoliv, Inc.	123,800	12,403,522
China Biologic Products, Inc. (a)(b)	225,808	26,645,344
Compass Minerals International, Inc.	29,000	1,914,000
Domino's Pizza, Inc.	33,900	6,149,121
Martin Marietta Materials, Inc.	72,080	15,871,295
Mohawk Industries, Inc. (a)	53,962	12,669,738
PriceSmart, Inc.	257,926	22,426,666
ResMed, Inc.	209,700	14,257,503
Resources Connection, Inc.	53,500	743,650
Utah Medical Products, Inc.	11,950	748,070

TOTAL UNITED STATES OF AMERICA		113,828,909

TOTAL COMMON STOCKS
(Cost $2,279,350,514)		3,060,383,822

Nonconvertible Preferred Stocks - 2.0%
Brazil - 0.1%
Banco ABC Brasil SA	676,849	3,800,019
Germany - 1.9%
Sartorius AG (non-vtg.)	683,172	62,555,708
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,290,181)		66,355,727

Money Market Funds - 7.2%
Fidelity Cash Central Fund, 0.85% (e)	206,660,852	206,702,185
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	34,583,633	34,587,092
TOTAL MONEY MARKET FUNDS
(Cost $241,264,107)		241,289,277
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $2,544,904,802)		3,368,028,826
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(19,417,631)
NET ASSETS - 100%		$3,348,611,195

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,486,580 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$632,402
Fidelity Securities Lending Cash Central Fund	564,060
Total	$1,196,462

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Artnature, Inc.	$12,038,036	$--	$1,157,148	$230,753	$11,390,694
Shoei Co. Ltd.	13,379,931	1,822,879	--	42,608	22,233,469
Topps Tiles PLC	9,638,880	2,219,084	--	282,593	14,358,660
Total	$35,056,847	$4,041,963	$1,157,148	$555,954	$47,982,823

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,033,836) — See accompanying schedule: Unaffiliated issuers (cost $2,255,936,035)	$3,078,756,726
Fidelity Central Funds (cost $241,264,107)	241,289,277
Other affiliated issuers (cost $47,704,660)	47,982,823
Total Investments (cost $2,544,904,802)		$3,368,028,826
Foreign currency held at value (cost $3,026)		3,026
Receivable for investments sold		5,176,080
Receivable for fund shares sold		2,170,589
Dividends receivable		15,883,742
Distributions receivable from Fidelity Central Funds		247,455
Prepaid expenses		1,863
Other receivables		78,007
Total assets		3,391,589,588
Liabilities
Payable to custodian bank	$265,092
Payable for investments purchased	4,171,597
Payable for fund shares redeemed	1,381,232
Accrued management fee	2,188,848
Other affiliated payables	301,110
Other payables and accrued expenses	88,618
Collateral on securities loaned	34,581,896
Total liabilities		42,978,393
Net Assets		$3,348,611,195
Net Assets consist of:
Paid in capital		$2,463,318,100
Undistributed net investment income		12,398,720
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,740,843
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		823,153,532
Net Assets		$3,348,611,195
Series International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,507,373,871 ÷ 93,373,248 shares)		$16.14
Class F:
Net Asset Value, offering price and redemption price per share ($1,841,237,324 ÷ 113,796,406 shares)		$16.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $555,954 earned from other affiliated issuers)		$32,416,095
Income from Fidelity Central Funds		1,196,462
Income before foreign taxes withheld		33,612,557
Less foreign taxes withheld		(3,186,360)
Total income		30,426,197
Expenses
Management fee
Basic fee	$13,027,426
Performance adjustment	(631,340)
Transfer agent fees	1,087,998
Accounting and security lending fees	668,535
Custodian fees and expenses	193,392
Independent trustees' fees and expenses	6,139
Registration fees	930
Audit	34,041
Legal	3,661
Miscellaneous	16,547
Total expenses before reductions	14,407,329
Expense reductions	(129,449)	14,277,880
Net investment income (loss)		16,148,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,660,353
Fidelity Central Funds	3,001
Other affiliated issuers	(1,000,856)
Foreign currency transactions	(441,016)
Total net realized gain (loss)		81,221,482
Change in net unrealized appreciation (depreciation) on: Investment securities	265,318,584
Assets and liabilities in foreign currencies	311,625
Total change in net unrealized appreciation (depreciation)		265,630,209
Net gain (loss)		346,851,691
Net increase (decrease) in net assets resulting from operations		$363,000,008

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,148,317	$30,865,970
Net realized gain (loss)	81,221,482	86,017,298
Change in net unrealized appreciation (depreciation)	265,630,209	(100,087,153)
Net increase (decrease) in net assets resulting from operations	363,000,008	16,796,115
Distributions to shareholders from net investment income	(34,157,192)	(27,359,738)
Distributions to shareholders from net realized gain	(85,456,930)	(162,604,163)
Total distributions	(119,614,122)	(189,963,901)
Share transactions - net increase (decrease)	200,874,767	324,362,862
Total increase (decrease) in net assets	444,260,653	151,195,076
Net Assets
Beginning of period	2,904,350,542	2,753,155,466
End of period	$3,348,611,195	$2,904,350,542
Other Information
Undistributed net investment income end of period	$12,398,720	$30,407,595

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.02	$16.11	$15.21	$15.75	$12.44	$11.22
Income from Investment Operations
Net investment income (loss)A	.07	.15	.14	.14	.15	.15
Net realized and unrealized gain (loss)	1.62	(.13)	1.10	(.11)	3.29	1.19
Total from investment operations	1.69	.02	1.24	.03	3.44	1.34
Distributions from net investment income	(.15)	(.15)	(.14)	(.13)	(.12)	(.11)
Distributions from net realized gain	(.42)	(.96)	(.20)	(.44)	(.01)	(.01)
Total distributions	(.57)	(1.11)	(.34)	(.57)	(.13)	(.12)
Net asset value, end of period	$16.14	$15.02	$16.11	$15.21	$15.75	$12.44
Total ReturnB,C	11.81%	.02%	8.36%	.21%	27.95%	12.07%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.02%F	1.06%	1.10%	1.18%	1.23%	1.22%
Expenses net of fee waivers, if any	1.02%F	1.06%	1.10%	1.18%	1.23%	1.22%
Expenses net of all reductions	1.01%F	1.05%	1.10%	1.18%	1.22%	1.22%
Net investment income (loss)	.96%F	1.01%	.89%	.86%	1.05%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,507,374	$1,303,650	$1,276,570	$1,330,809	$1,163,381	$1,040,585
Portfolio turnover rateG	29%F	21%	16%	18%	29%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Small Cap Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.06	$16.16	$15.27	$15.79	$12.48	$11.26
Income from Investment Operations
Net investment income (loss)A	.08	.18	.17	.16	.17	.17
Net realized and unrealized gain (loss)	1.63	(.14)	1.10	(.09)	3.30	1.19
Total from investment operations	1.71	.04	1.27	.07	3.47	1.36
Distributions from net investment income	(.18)	(.18)	(.17)	(.15)	(.15)	(.13)
Distributions from net realized gain	(.42)	(.96)	(.20)	(.44)	(.01)	(.01)
Total distributions	(.59)B	(1.14)	(.38)C	(.59)	(.16)	(.14)
Net asset value, end of period	$16.18	$15.06	$16.16	$15.27	$15.79	$12.48
Total ReturnD,E	11.96%	.13%	8.49%	.47%	28.14%	12.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.89%	.94%	1.01%	1.04%	1.02%
Expenses net of fee waivers, if any	.86%H	.89%	.93%	1.01%	1.04%	1.02%
Expenses net of all reductions	.86%H	.89%	.93%	1.01%	1.03%	1.01%
Net investment income (loss)	1.12%H	1.18%	1.06%	1.04%	1.24%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$1,841,237	$1,600,701	$1,476,586	$1,448,727	$1,141,808	$836,468
Portfolio turnover rateI	29%H	21%	16%	18%	29%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.417 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.203 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	22.6%
United Kingdom	17.2%
France	15.2%
Germany	7.4%
Switzerland	7.0%
Australia	5.7%
Spain	4.3%
United States of America*	4.2%
Netherlands	3.8%
Other	12.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	21.7%
United Kingdom	21.0%
France	14.4%
Switzerland	7.5%
Germany	6.3%
United States of America*	4.6%
Australia	4.5%
Netherlands	3.8%
Spain	3.4%
Other	12.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.1	1.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	3.0	3.0
Mitsubishi UFJ Financial Group, Inc. (Japan, Banks)	2.5	2.4
Toyota Motor Corp. (Japan, Automobiles)	2.2	3.1
Westpac Banking Corp. (Australia, Banks)	2.2	2.3
Sanofi SA (France, Pharmaceuticals)	1.9	1.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	1.9
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.7	0.0
Lloyds Banking Group PLC (United Kingdom, Banks)	1.7	1.1
BASF AG (Germany, Chemicals)	1.7	2.0
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Banks)	1.6	1.8
	20.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	36.4	29.1
Industrials	13.5	11.4
Health Care	9.6	10.9
Consumer Discretionary	8.5	10.6
Materials	7.7	8.8
Energy	7.4	8.2
Information Technology	5.1	4.8
Consumer Staples	4.9	6.3
Telecommunication Services	3.4	4.5
Utilities	1.8	3.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Series International Value Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 5.7%
Australia & New Zealand Banking Group Ltd.	10,063,496	$246,864,480
Insurance Australia Group Ltd.	21,559,956	100,254,830
Macquarie Group Ltd.	1,529,068	106,481,849
Magellan Financial Group Ltd.	3,034,346	53,576,549
Westpac Banking Corp.	11,987,930	314,260,882

TOTAL AUSTRALIA		821,438,590

Bailiwick of Jersey - 0.7%
Wolseley PLC	1,631,335	103,682,994
Belgium - 1.4%
KBC Groep NV	2,771,570	200,104,039
Canada - 0.8%
Imperial Oil Ltd.	1,875,300	54,553,432
Potash Corp. of Saskatchewan, Inc.	3,536,700	59,642,382

TOTAL CANADA		114,195,814

Finland - 1.1%
Sampo Oyj (A Shares) (a)	3,161,313	151,484,766
France - 15.2%
Atos Origin SA	1,492,946	195,639,809
AXA SA (a)	7,421,373	198,003,364
Bouygues SA (a)	1,437,642	60,440,674
Capgemini SA	1,132,705	113,408,686
Compagnie de St. Gobain	2,455,000	132,508,170
Havas SA	9,169,131	84,787,575
Natixis SA	11,224,100	78,090,094
Sanofi SA	2,958,987	279,606,034
Societe Generale Series A	3,923,300	215,125,227
SR Teleperformance SA	855,800	107,531,916
Total SA	8,363,382	429,319,463
VINCI SA (a)	2,337,900	199,279,283
Vivendi SA (a)	5,062,381	100,445,736

TOTAL FRANCE		2,194,186,031

Germany - 7.4%
Axel Springer Verlag AG	1,171,900	65,755,125
BASF AG	2,466,689	240,375,828
Brenntag AG	1,130,700	67,052,197
Deutsche Telekom AG	11,507,400	201,849,031
Fresenius SE & Co. KGaA	1,378,300	111,717,848
HeidelbergCement Finance AG	1,106,400	102,442,129
Linde AG	328,000	58,935,051
SAP AG	1,227,416	122,945,406
Vonovia SE	2,522,300	91,314,538

TOTAL GERMANY		1,062,387,153

Hong Kong - 0.9%
AIA Group Ltd.	7,640,000	52,892,194
Power Assets Holdings Ltd.	7,888,550	70,991,727

TOTAL HONG KONG		123,883,921

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	58,322,500	56,445,363
Ireland - 1.5%
Allergan PLC	260,400	63,501,144
CRH PLC	2,191,781	79,833,660
Medtronic PLC	952,900	79,176,461

TOTAL IRELAND		222,511,265

Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,903,592	60,115,435
Italy - 1.0%
Intesa Sanpaolo SpA	48,654,100	142,026,307
Japan - 22.6%
AEON Financial Service Co. Ltd.	2,996,900	57,558,761
Astellas Pharma, Inc.	4,357,200	57,458,885
Dentsu, Inc.	815,600	45,947,235
East Japan Railway Co.	740,200	66,095,096
Hoya Corp.	2,690,400	128,492,394
Itochu Corp.	10,060,900	142,237,976
Japan Tobacco, Inc.	1,098,700	36,526,416
Kao Corp.	1,441,900	79,522,774
KDDI Corp.	6,132,900	162,608,162
Komatsu Ltd.	4,633,500	123,814,277
Makita Corp.	2,728,400	97,289,886
Mitsubishi UFJ Financial Group, Inc.	56,098,800	355,475,445
Nintendo Co. Ltd.	187,400	47,424,494
Nippon Telegraph & Telephone Corp.	2,907,400	124,598,511
Nomura Holdings, Inc.	18,271,300	109,803,739
OBIC Co. Ltd.	1,769,900	95,580,157
Olympus Corp.	2,735,700	105,280,583
ORIX Corp.	9,518,400	145,241,520
Panasonic Corp.	6,365,509	76,120,348
Recruit Holdings Co. Ltd.	2,127,400	107,443,481
Seven & i Holdings Co. Ltd.	2,403,730	101,561,501
Shin-Etsu Chemical Co. Ltd.	1,411,900	122,653,865
Shinsei Bank Ltd.	39,195,000	73,133,528
Sony Corp.	3,725,800	127,848,382
Sony Financial Holdings, Inc.	5,181,800	86,088,303
Subaru Corp.	2,046,000	77,306,589
Taiheiyo Cement Corp.	17,646,000	58,727,661
Tokio Marine Holdings, Inc.	2,985,700	125,668,575
Toyota Motor Corp.	5,952,300	322,143,189

TOTAL JAPAN		3,259,651,733

Netherlands - 3.8%
Akzo Nobel NV (a)	530,163	46,362,226
ING Groep NV (Certificaten Van Aandelen)	14,235,034	232,024,539
PostNL NV (a)	6,894,649	34,149,521
RELX NV	7,358,583	142,318,832
Wolters Kluwer NV	2,050,476	87,087,421

TOTAL NETHERLANDS		541,942,539

Norway - 0.9%
Statoil ASA (a)	8,040,777	132,422,714
Spain - 3.7%
Banco Santander SA (Spain)	30,416,400	198,364,783
CaixaBank SA	30,995,908	140,735,165
Iberdrola SA	27,110,962	194,970,071

TOTAL SPAIN		534,070,019

Sweden - 3.5%
Investor AB (B Shares)	2,790,521	127,565,054
Nordea Bank AB	18,165,533	223,549,287
Swedbank AB (A Shares)	4,823,500	114,307,142
Telefonaktiebolaget LM Ericsson (B Shares)	6,454,100	41,931,201

TOTAL SWEDEN		507,352,684

Switzerland - 7.0%
ABB Ltd. (Reg.)	6,336,500	155,271,276
Credit Suisse Group AG	4,210,504	64,214,245
Lafargeholcim Ltd. (Reg.)	1,652,900	93,692,020
Nestle SA (Reg. S)	1,168,769	90,019,183
Novartis AG	2,331,527	179,492,777
UBS Group AG	13,512,971	229,855,637
Zurich Insurance Group AG	713,879	197,557,764

TOTAL SWITZERLAND		1,010,102,902

United Kingdom - 17.2%
AstraZeneca PLC (United Kingdom)	3,344,615	200,307,094
Aviva PLC	29,717,687	202,092,601
BAE Systems PLC	19,900,550	161,631,789
BHP Billiton PLC	4,415,630	67,317,199
BP PLC	47,143,399	269,877,845
British American Tobacco PLC (United Kingdom)	1,512,100	102,162,571
Bunzl PLC	4,292,878	133,888,065
Compass Group PLC	6,972,817	140,786,816
HSBC Holdings PLC sponsored ADR (a)	3,200,230	131,753,469
Imperial Tobacco Group PLC	2,658,574	130,228,823
Informa PLC	14,276,162	118,708,914
ITV PLC	25,976,685	70,654,505
Lloyds Banking Group PLC	273,628,700	245,862,721
Micro Focus International PLC	3,498,500	117,268,937
Rio Tinto PLC	4,450,584	175,576,568
Royal Dutch Shell PLC Class B (United Kingdom)	2,326,139	61,891,529
Standard Chartered PLC (United Kingdom) (b)	15,439,528	144,220,360

TOTAL UNITED KINGDOM		2,474,229,806

United States of America - 3.1%
Amgen, Inc.	321,900	52,572,708
ConocoPhillips Co.	2,488,400	119,219,244
Constellation Brands, Inc. Class A (sub. vtg.)	349,100	60,233,714
Edgewell Personal Care Co. (b)	527,600	37,718,124
Molson Coors Brewing Co. Class B	707,100	67,803,819
S&P Global, Inc.	753,500	101,112,165

TOTAL UNITED STATES OF AMERICA		438,659,774

TOTAL COMMON STOCKS
(Cost $12,363,526,671)		14,150,893,849

Nonconvertible Preferred Stocks - 0.6%
Spain - 0.6%
Grifols SA Class B
(Cost $60,866,623)	3,866,400	82,527,664

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (c)	66,660,668	66,674,000
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	457,546,247	457,592,002
TOTAL MONEY MARKET FUNDS
(Cost $524,265,971)		524,266,002
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $12,948,659,265)		14,757,687,515
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(364,726,584)
NET ASSETS - 100%		$14,392,960,931

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$368,363
Fidelity Securities Lending Cash Central Fund	3,472,312
Total	$3,840,675

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,230,504,414	$563,605,679	$666,898,735	$--
Consumer Staples	705,776,925	513,595,171	192,181,754	--
Energy	1,067,284,227	173,772,676	893,511,551	--
Financials	5,221,794,747	2,804,612,748	2,417,181,999	--
Health Care	1,400,249,027	683,384,237	716,864,790	--
Industrials	1,921,722,854	1,178,043,235	743,679,619	--
Information Technology	734,198,690	408,488,903	325,709,787	--
Materials	1,105,558,589	782,831,162	322,727,427	--
Real Estate	91,314,538	91,314,538	--	--
Telecommunication Services	489,055,704	--	489,055,704	--
Utilities	265,961,798	265,961,798	--	--
Money Market Funds	524,266,002	524,266,002	--	--
Total Investments in Securities:	$14,757,687,515	$7,989,876,149	$6,767,811,366	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$588,999,688
Level 2 to Level 1	$500,582,218

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $429,582,624) — See accompanying schedule: Unaffiliated issuers (cost $12,424,393,294)	$14,233,421,513
Fidelity Central Funds (cost $524,265,971)	524,266,002
Total Investments (cost $12,948,659,265)		$14,757,687,515
Foreign currency held at value (cost $2,635,782)		2,640,030
Receivable for investments sold		31,364,513
Receivable for fund shares sold		9,479,587
Dividends receivable		95,012,741
Distributions receivable from Fidelity Central Funds		1,076,811
Prepaid expenses		8,063
Other receivables		596,138
Total assets		14,897,865,398
Liabilities
Payable for investments purchased	$31,780,797
Payable for fund shares redeemed	6,038,352
Accrued management fee	8,266,380
Other affiliated payables	976,177
Other payables and accrued expenses	211,646
Collateral on securities loaned	457,631,115
Total liabilities		504,904,467
Net Assets		$14,392,960,931
Net Assets consist of:
Paid in capital		$13,523,462,494
Undistributed net investment income		139,972,743
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,079,317,092)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,808,842,786
Net Assets		$14,392,960,931
Series International Value:
Net Asset Value, offering price and redemption price per share ($6,484,719,276 ÷ 650,628,107 shares)		$9.97
Class F:
Net Asset Value, offering price and redemption price per share ($7,908,241,655 ÷ 791,493,111 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$234,854,015
Income from Fidelity Central Funds		3,840,675
Income before foreign taxes withheld		238,694,690
Less foreign taxes withheld		(18,195,610)
Total income		220,499,080
Expenses
Management fee
Basic fee	$47,141,893
Performance adjustment	(912,981)
Transfer agent fees	4,795,784
Accounting and security lending fees	966,249
Custodian fees and expenses	551,295
Independent trustees' fees and expenses	27,054
Registration fees	7,112
Audit	38,824
Legal	15,250
Interest	659
Miscellaneous	50,424
Total expenses before reductions	52,681,563
Expense reductions	(914,071)	51,767,492
Net investment income (loss)		168,731,588
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(194,024,113)
Fidelity Central Funds	(51,157)
Foreign currency transactions	(4,371,126)
Total net realized gain (loss)		(198,446,396)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,392,483,612
Assets and liabilities in foreign currencies	1,639,896
Total change in net unrealized appreciation (depreciation)		1,394,123,508
Net gain (loss)		1,195,677,112
Net increase (decrease) in net assets resulting from operations		$1,364,408,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$168,731,588	$323,480,918
Net realized gain (loss)	(198,446,396)	(488,635,728)
Change in net unrealized appreciation (depreciation)	1,394,123,508	(314,124,333)
Net increase (decrease) in net assets resulting from operations	1,364,408,700	(479,279,143)
Distributions to shareholders from net investment income	(329,576,938)	(256,925,581)
Distributions to shareholders from net realized gain	(24,285,362)	–
Total distributions	(353,862,300)	(256,925,581)
Share transactions - net increase (decrease)	520,299,907	1,605,266,994
Total increase (decrease) in net assets	1,530,846,307	869,062,270
Net Assets
Beginning of period	12,862,114,624	11,993,052,354
End of period	$14,392,960,931	$12,862,114,624
Other Information
Undistributed net investment income end of period	$139,972,743	$300,818,093

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Value Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.27	$9.91	$10.73	$11.14	$9.16	$8.59
Income from Investment Operations
Net investment income (loss)A	.11	.24	.22	.45B	.26	.29
Net realized and unrealized gain (loss)	.83	(.68)	(.28)	(.59)	2.03	.50
Total from investment operations	.94	(.44)	(.06)	(.14)	2.29	.79
Distributions from net investment income	(.22)	(.20)	(.44)	(.24)	(.26)	(.22)
Distributions from net realized gain	(.02)	–	(.32)	(.04)	(.06)	–
Total distributions	(.24)	(.20)	(.76)	(.27)C	(.31)D	(.22)
Net asset value, end of period	$9.97	$9.27	$9.91	$10.73	$11.14	$9.16
Total ReturnE,F	10.37%	(4.49)%	(.65)%	(1.25)%	25.78%	9.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.87%I	.96%	.89%	.82%	.88%	.90%
Expenses net of fee waivers, if any	.86%I	.96%	.89%	.82%	.88%	.90%
Expenses net of all reductions	.85%I	.95%	.88%	.81%	.85%	.87%
Net investment income (loss)	2.41%I	2.58%	2.12%	4.05%B	2.58%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$6,484,719	$5,774,976	$5,556,957	$5,971,189	$5,710,397	$5,107,633
Portfolio turnover rateJ	48%I	45%	44%	70%	80%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.057 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series International Value Fund Class F

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.30	$9.94	$10.76	$11.18	$9.19	$8.62
Income from Investment Operations
Net investment income (loss)A	.12	.25	.23	.47B	.28	.30
Net realized and unrealized gain (loss)	.82	(.67)	(.27)	(.60)	2.04	.51
Total from investment operations	.94	(.42)	(.04)	(.13)	2.32	.81
Distributions from net investment income	(.24)	(.22)	(.46)	(.25)	(.27)	(.24)
Distributions from net realized gain	(.02)	–	(.32)	(.04)	(.06)	–
Total distributions	(.25)C	(.22)	(.78)	(.29)	(.33)	(.24)
Net asset value, end of period	$9.99	$9.30	$9.94	$10.76	$11.18	$9.19
Total ReturnD,E	10.39%	(4.30)%	(.46)%	(1.18)%	26.05%	9.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.79%	.73%	.65%	.69%	.70%
Expenses net of fee waivers, if any	.71%H	.79%	.73%	.65%	.69%	.70%
Expenses net of all reductions	.69%H	.79%	.72%	.64%	.67%	.67%
Net investment income (loss)	2.56%H	2.75%	2.28%	4.22%B	2.76%	3.55%
Supplemental Data
Net assets, end of period (000 omitted)	$7,908,242	$7,087,139	$6,436,096	$6,467,583	$5,601,176	$4,114,635
Portfolio turnover rateI	48%H	45%	44%	70%	80%	63%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.017 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund offers Series Emerging Markets shares and Class F shares. Fidelity Series International Growth Fund offers Series International Growth shares and Class F shares. Fidelity Series International Small Cap Fund offers Series International Small Cap shares and Class F shares. Fidelity Series International Value Fund offers Series International Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on Fidelity Series Emerging Markets Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series Emerging Markets Fund	$13,220,028,336	$3,748,738,351	$(529,195,128)	$3,219,543,223
Fidelity Series International Growth Fund	11,337,095,776	3,772,442,458	(160,515,511)	3,611,926,947
Fidelity Series International Small Cap Fund	2,572,611,327	917,917,404	(122,499,905)	795,417,499
Fidelity Series International Value Fund	13,007,353,690	2,097,968,524	(347,634,699)	1,750,333,825

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Series Emerging Markets Fund	$(1,027,032,217)	$(300,620,692)	$(1,327,652,909)	$(1,327,652,909)
Fidelity Series International Value Fund	(478,490,553)	(272,135,510)	(750,626,063)	(750,626,063)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fidelity Series Emerging Markets Fund recognized net realized gain (loss) of $(6,885,374) and a change in net unrealized appreciation (depreciation) of $2,910,535 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	3,451,171,091	4,183,326,160
Fidelity Series International Growth Fund	2,581,853,067	1,803,846,818
Fidelity Series International Small Cap Fund	435,680,537	419,719,334
Fidelity Series International Value Fund	3,545,389,463	3,220,445,706

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund is subject to a performance adjustment (up to a maximum of +/- .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on relative investment performance of Series International Growth, Series International Small Cap and Series International Value as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows: The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series Emerging Markets Fund	.55%	.25%	.80%
Fidelity Series International Growth Fund	.45%	.25%	.74%
Fidelity Series International Small Cap Fund	.60%	.25%	.81%
Fidelity Series International Value Fund	.45%	.25%	.68%

Performance Benchmark
Fidelity Series International Growth Fund	MSCI EAFE Growth Index
Fidelity Series International Small Cap Fund	MSCI EAFE Small Cap Index
Fidelity Series International Value Fund	MSCI EAFE Value Index

The Board and shareholders approved a new management contract, effective June 1, 2017. Under the management contract, each Fund will not pay a management fee. In addition, the investment adviser will pay all ordinary operating expenses of each Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Series Emerging Markets Fund
Series Emerging Markets	$5,532,785.16
Fidelity Series International Growth Fund
Series International Growth	4,735,216.16
Fidelity Series International Small Cap Fund
Series International Small Cap	1,087,998.16
Fidelity Series International Value Fund
Series International Value	4,795,784.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$43,879
Fidelity Series International Growth Fund	7,415
Fidelity Series International Small Cap Fund	1,710
Fidelity Series International Value Fund	2,974

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Value Fund	Borrower	$9,476,000.83%		$659

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$26,230
Fidelity Series International Growth Fund	22,375
Fidelity Series International Small Cap Fund	5,153
Fidelity Series International Value Fund	22,689

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series Emerging Markets Fund	$675,139	$8,608
Fidelity Series International Growth Fund	885,455	22
Fidelity Series International Small Cap Fund	564,060	129
Fidelity Series International Value Fund	3,472,312	–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series Emerging Markets Fund	$1,277,205	$–
Fidelity Series International Growth Fund	529,075	272
Fidelity Series International Small Cap Fund	115,891	–
Fidelity Series International Value Fund	853,368	256

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Series Emerging Markets Fund	$67,061
Fidelity Series International Growth Fund	58,931
Fidelity Series International Small Cap Fund	13,558
Fidelity Series International Value Fund	60,447

Effective June 1, 2017, the investment adviser will contractually reimburse expenses of each class of each Fund to the extent annual operating expenses exceed .014% of class-level average net assets. Fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses will be excluded from this reimbursement.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Series Emerging Markets Fund
From net investment income
Series Emerging Markets	$82,269,688	$69,080,205
Class F	111,268,765	89,259,659
Total	$193,538,453	$158,339,864
From net realized gain
Series Emerging Markets	$15,266,540	$–
Class F	18,374,659	–
Total	$33,641,199	$–
Fidelity Series International Growth Fund
From net investment income
Series International Growth	$71,631,335	$60,262,280
Class F	98,778,795	81,155,271
Total	$170,410,130	$141,417,551
From net realized gain
Series International Growth	$74,784,915	$125,932,714
Class F	$91,604,916	$146,169,162
Total	$166,389,831	$272,101,876
Fidelity Series International Small Cap Fund
From net investment income
Series International Small Cap	$14,167,288	$11,493,851
Class F	19,989,904	15,865,887
Total	$34,157,192	$27,359,738
From net realized gain
Series International Small Cap	$38,362,071	$75,296,455
Class F	47,094,859	87,307,708
Total	$85,456,930	$162,604,163
Fidelity Series International Value Fund
From net investment income
Series International Value	$143,191,242	$113,519,073
Class F	186,385,696	143,406,508
Total	$329,576,938	$256,925,581
From net realized gain
Series International Value	$10,915,924	$–
Class F	13,369,438	–
Total	$24,285,362	$–

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Fidelity Series Emerging Markets Fund
Series Emerging Markets
Shares sold	23,019,174	86,255,737	$376,630,569	$1,225,904,043
Reinvestment of distributions	6,260,348	4,686,581	97,536,228	69,080,205
Shares redeemed	(40,996,728)	(38,072,375)	(697,841,022)	(572,922,905)
Net increase (decrease)	(11,717,206)	52,869,943	$(223,674,225)	$722,061,343
Class F
Shares sold	35,629,205	121,860,800	$595,747,931	$1,759,396,538
Reinvestment of distributions	8,299,835	6,043,308	129,643,424	89,259,659
Shares redeemed	(61,781,843)	(38,417,155)	$(1,049,191,171)	$(573,269,735)
Net increase (decrease)	(17,852,803)	89,486,953	$(323,799,816)	$1,275,386,462
Fidelity Series International Growth Fund
Series International Growth
Shares sold	48,105,135	71,557,147	$631,808,276	$950,043,740
Reinvestment of distributions	11,528,839	13,492,391	146,416,250	186,194,994
Shares redeemed	(30,125,959)	(54,629,273)	(403,216,408)	(742,386,563)
Net increase (decrease)	29,508,015	30,420,265	$375,008,118	$393,852,171
Class F
Shares sold	68,288,654	111,047,353	$905,206,415	$1,484,673,797
Reinvestment of distributions	14,967,273	16,448,946	190,383,711	227,324,433
Shares redeemed	(49,955,358)	(63,260,483)	(668,221,521)	(857,491,411)
Net increase (decrease)	33,300,569	64,235,816	$427,368,605	$854,506,819
Fidelity Series International Small Cap Fund
Series International Small Cap
Shares sold	8,907,477	13,970,665	$130,670,811	$203,844,367
Reinvestment of distributions	3,725,486	5,687,438	52,529,359	86,790,306
Shares redeemed	(6,064,940)	(12,099,806)	(90,119,953)	(183,237,403)
Net increase (decrease)	6,568,023	7,558,297	$93,080,217	$107,397,270
Class F
Shares sold	12,973,088	21,616,390	$191,738,336	$317,805,284
Reinvestment of distributions	4,751,046	6,752,199	67,084,763	103,173,595
Shares redeemed	(10,195,872)	(13,495,964)	(151,028,549)	(204,013,287)
Net increase (decrease)	7,528,262	14,872,625	$107,794,550	$216,965,592
Fidelity Series International Value Fund
Series International Value
Shares sold	47,056,413	127,074,626	$438,058,980	$1,158,126,260
Reinvestment of distributions	16,805,580	11,715,075	154,107,166	113,519,073
Shares redeemed	(36,187,879)	(76,426,474)	(339,583,787)	(713,679,690)
Net increase (decrease)	27,674,114	62,363,227	$252,582,359	$557,965,643
Class F
Shares sold	71,044,637	189,019,529	$665,528,102	$1,732,715,824
Reinvestment of distributions	21,759,819	14,784,176	199,755,134	143,406,508
Shares redeemed	(63,426,062)	(88,864,488)	(597,565,688)	(828,820,981)
Net increase (decrease)	29,378,394	114,939,217	$267,717,548	$1,047,301,351

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Series Emerging Markets Fund
Series Emerging Markets	1.03%
Actual		$1,000.00	$1,104.80	$5.38**
Hypothetical-C		$1,000.00	$1,019.69	$5.16**
Class F	.87%
Actual		$1,000.00	$1,106.10	$4.54**
Hypothetical-C		$1,000.00	$1,020.48	$4.36**
Fidelity Series International Growth Fund
Series International Growth	.92%
Actual		$1,000.00	$1,116.10	$4.83**
Hypothetical-C		$1,000.00	$1,020.23	$4.61**
Class F	.77%
Actual		$1,000.00	$1,116.70	$4.04**
Hypothetical-C		$1,000.00	$1,020.98	$3.86**
Fidelity Series International Small Cap Fund
Series International Small Cap	1.02%
Actual		$1,000.00	$1,118.10	$5.36**
Hypothetical-C		$1,000.00	$1,019.74	$5.11**
Class F	.86%
Actual		$1,000.00	$1,119.60	$4.52**
Hypothetical-C		$1,000.00	$1,020.53	$4.31**
Fidelity Series International Value Fund
Series International Value	.86%
Actual		$1,000.00	$1,103.70	$4.49**
Hypothetical-C		$1,000.00	$1,020.53	$4.31**
Class F	.71%
Actual		$1,000.00	$1,103.90	$3.70**
Hypothetical-C		$1,000.00	$1,021.27	$3.56**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017, had been in effect during the current period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Series Emerging Markets Fund
Series Emerging Markets	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05
Fidelity Series International Growth Fund
Series International Growth	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05
Fidelity Series International Small Cap Fund
Series International Small Cap	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05
Fidelity Series International Value Fund
Series International Value	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

GSV-S-SANN-0617
1.907946.107

Fidelity® International Discovery Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	17.6%
United Kingdom	15.4%
France	8.6%
Switzerland	5.8%
Netherlands	5.7%
Germany	5.7%
Sweden	4.2%
Spain	4.1%
United States of America*	3.4%
Other	29.5%

As of October 31, 2016
Japan	18.7%
United Kingdom	13.2%
France	9.3%
Germany	8.2%
Netherlands	4.8%
United States of America*	4.5%
Switzerland	4.2%
Hong Kong	3.6%
Sweden	3.5%
Other	30.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.3	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.7	1.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.1	2.1
SAP AG (Germany, Software)	1.7	1.7
Micro Focus International PLC (United Kingdom, Software)	1.4	1.1
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.3	1.5
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.2	1.6
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.2	0.6
Naspers Ltd. Class N (South Africa, Media)	1.2	1.2
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
British American Tobacco PLC (United Kingdom, Tobacco)	1.2	0.8
ORIX Corp. (Japan, Diversified Financial Services)	1.1	1.3
	13.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.8
Industrials	16.4	14.6
Consumer Discretionary	13.9	13.8
Information Technology	13.3	11.7
Consumer Staples	10.0	12.9
Health Care	7.7	8.2
Materials	6.2	5.4
Energy	4.8	4.7
Telecommunication Services	2.8	2.7
Real Estate	1.1	1.9

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 2.3%
Altium Ltd.	1,569,213	$9,635
Australia & New Zealand Banking Group Ltd.	2,511,358	61,605
Bapcor Ltd.	8,624,274	33,775
Magellan Financial Group Ltd.	1,204,177	21,262
Ramsay Health Care Ltd.	1,008,165	54,127
Spark Infrastructure Group unit	19,012,123	35,448

TOTAL AUSTRALIA		215,852

Austria - 1.0%
Erste Group Bank AG	1,271,400	45,454
Wienerberger AG	2,092,000	48,995

TOTAL AUSTRIA		94,449

Bailiwick of Jersey - 1.8%
Glencore Xstrata PLC	16,946,469	66,648
IWG PLC	6,386,188	26,874
Randgold Resources Ltd. sponsored ADR	189,614	16,684
Shire PLC	552,000	32,545
Wolseley PLC	503,038	31,972

TOTAL BAILIWICK OF JERSEY		174,723

Belgium - 1.5%
Anheuser-Busch InBev SA NV	425,227	47,953
KBC Groep NV	1,303,959	94,144

TOTAL BELGIUM		142,097

Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	725,100	33,348
Cenovus Energy, Inc.	3,404,200	33,941
Constellation Software, Inc.	95,200	43,541
Franco-Nevada Corp.	227,700	15,511
PrairieSky Royalty Ltd. (a)	1,810,573	39,460
Suncor Energy, Inc.	676,200	21,192

TOTAL CANADA		186,993

Cayman Islands - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	417,200	48,187
Ctrip.com International Ltd. ADR (b)	254,000	12,830
JD.com, Inc. sponsored ADR (b)	1,261,000	44,223
Melco Crown Entertainment Ltd. sponsored ADR	1,338,700	29,384
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,085,900	70,084

TOTAL CAYMAN ISLANDS		204,708

China - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	623,582	37,403
Shanghai International Airport Co. Ltd. (A Shares)	5,861,900	29,125
Wuliangye Yibin Co. Ltd. Class A	5,202,900	34,341

TOTAL CHINA		100,869

Denmark - 1.0%
Nets A/S (c)	1,621,800	29,499
Novo Nordisk A/S Series B	991,645	38,612
Novozymes A/S Series B	595,300	25,719

TOTAL DENMARK		93,830

Finland - 0.5%
Sampo Oyj (A Shares) (a)	934,600	44,784
France - 8.6%
ALTEN	336,259	28,497
Altran Technologies SA	1,492,300	25,050
Amundi SA	967,958	63,686
Atos Origin SA	181,865	23,832
AXA SA	1,278,800	34,119
BNP Paribas SA	778,100	54,907
Capgemini SA	395,600	39,608
Cegedim SA (b)	536,390	14,923
Havas SA	4,515,981	41,760
Kaufman & Broad SA	235,300	9,227
Maisons du Monde SA	1,122,200	38,946
Rexel SA	1,540,100	27,513
Rubis	373,700	37,972
Societe Generale Series A	814,400	44,656
Sodexo SA	388,500	49,387
Total SA (a)	3,804,504	195,290
VINCI SA (a)	961,800	81,982

TOTAL FRANCE		811,355

Germany - 5.7%
adidas AG	252,900	50,662
Aumann AG	68,000	4,472
Axel Springer Verlag AG	604,902	33,941
Deutsche Borse AG	164,581	16,108
Deutsche Post AG	1,743,413	62,665
Deutsche Telekom AG	1,845,500	32,372
Fresenius SE & Co. KGaA	440,400	35,697
Henkel AG & Co. KGaA	342,700	39,999
Nexus AG	614,500	14,793
Rational AG	92,205	46,332
SAP AG	1,627,467	163,017
Wirecard AG (a)	594,600	35,112

TOTAL GERMANY		535,170

Hong Kong - 1.1%
AIA Group Ltd.	9,308,600	64,444
Techtronic Industries Co. Ltd.	10,282,000	44,151

TOTAL HONG KONG		108,595

India - 2.9%
Avenue Supermarts Ltd.	595,148	6,818
Bharti Infratel Ltd.	10,548,301	58,197
HDFC Bank Ltd.	1,034,409	25,252
HDFC Bank Ltd. sponsored ADR	965,784	76,886
Housing Development Finance Corp. Ltd.	4,692,201	112,189

TOTAL INDIA		279,342

Indonesia - 0.6%
PT Bank Central Asia Tbk	16,688,600	22,224
PT Bank Rakyat Indonesia Tbk	32,624,300	31,574

TOTAL INDONESIA		53,798

Ireland - 2.7%
Cairn Homes PLC (b)	17,549,270	29,917
CRH PLC	2,144,300	78,104
DCC PLC (United Kingdom)	244,251	22,556
Green REIT PLC	9,492,200	14,114
James Hardie Industries PLC CDI	1,790,532	30,395
Kerry Group PLC Class A	574,300	46,931
Ryanair Holdings PLC sponsored ADR (b)	319,377	29,360

TOTAL IRELAND		251,377

Isle of Man - 0.7%
Paysafe Group PLC (b)	10,565,025	62,111
Israel - 0.6%
Frutarom Industries Ltd.	893,500	52,523
Italy - 0.6%
De Longhi SpA	734,500	22,403
Intesa Sanpaolo SpA	12,757,000	37,239

TOTAL ITALY		59,642

Japan - 17.1%
ACOM Co. Ltd. (b)	2,209,000	9,809
Aozora Bank Ltd.	8,893,000	32,389
Daito Trust Construction Co. Ltd.	246,600	36,279
Dentsu, Inc.	1,086,800	61,225
Hoya Corp.	1,473,700	70,383
KDDI Corp.	3,926,700	104,113
Keyence Corp.	197,720	79,460
Komatsu Ltd.	1,614,100	43,131
Misumi Group, Inc.	2,754,800	52,168
Mitsubishi UFJ Financial Group, Inc.	13,391,800	84,858
Monex Group, Inc.	12,015,949	30,074
Morinaga & Co. Ltd.	578,200	27,335
Nidec Corp.	324,300	29,732
Nintendo Co. Ltd.	122,200	30,925
Nitori Holdings Co. Ltd.	382,300	49,762
Olympus Corp.	2,085,300	80,251
OMRON Corp.	920,100	38,504
ORIX Corp.	7,007,900	106,934
Panasonic Corp.	4,045,000	48,371
Recruit Holdings Co. Ltd.	1,435,300	72,489
Relo Holdings Corp.	1,784,000	29,287
Shionogi & Co. Ltd.	617,700	31,767
SMC Corp.	139,300	39,225
SMS Co., Ltd.	1,148,500	30,568
SoftBank Corp.	820,400	62,230
Sony Corp.	2,984,900	102,425
Start Today Co. Ltd.	2,494,700	53,262
Sundrug Co. Ltd.	1,146,800	40,224
Tsuruha Holdings, Inc.	557,800	56,543
VT Holdings Co. Ltd.	3,872,500	19,697
Welcia Holdings Co. Ltd.	1,934,800	62,309

TOTAL JAPAN		1,615,729

Luxembourg - 0.7%
Eurofins Scientific SA	144,039	70,935
Marshall Islands - 0.2%
Hoegh LNG Partners LP	715,655	14,492
Netherlands - 5.7%
ASML Holding NV (Netherlands)	632,000	83,542
Basic-Fit NV	579,100	10,125
IMCD Group BV	1,603,400	86,369
ING Groep NV (Certificaten Van Aandelen)	4,886,500	79,648
Intertrust NV	1,544,800	30,963
Koninklijke Philips Electronics NV	3,314,100	114,444
Takeaway.com Holding BV (c)	378,700	12,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,238,000	117,239
Van Lanschot NV (Bearer)	223,700	6,080

TOTAL NETHERLANDS		541,165

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	39,664
Ryman Healthcare Group Ltd.	6,562,126	38,883

TOTAL NEW ZEALAND		78,547

Norway - 1.7%
Schibsted ASA (A Shares)	1,355,900	33,716
Statoil ASA (a)	7,690,694	126,657

TOTAL NORWAY		160,373

Philippines - 0.3%
SM Investments Corp.	2,042,375	29,647
Romania - 0.3%
Banca Transilvania SA	37,524,532	24,852
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	656,700	13,623
EOH Holdings Ltd.	3,062,767	32,418
Naspers Ltd. Class N	598,300	113,768

TOTAL SOUTH AFRICA		159,809

Spain - 4.1%
Amadeus IT Holding SA Class A	811,000	43,729
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	21,593
CaixaBank SA	18,486,033	83,935
Grifols SA ADR	2,404,158	52,194
Hispania Activos Inmobiliarios SA	1,424,325	21,504
Inditex SA	1,924,054	73,796
Mediaset Espana Comunicacion SA	2,836,600	39,103
Neinor Homes SLU	1,128,700	22,260
Prosegur Cash SA	12,570,400	32,041

TOTAL SPAIN		390,155

Sweden - 4.2%
ASSA ABLOY AB (B Shares) (a)	3,095,800	67,073
Com Hem Holding AB	847,200	10,550
HEXPOL AB (B Shares)	1,872,700	20,815
Indutrade AB	1,342,200	31,716
Nordea Bank AB	4,510,400	55,506
Saab AB (B Shares)	979,400	48,565
Sandvik AB (a)	2,729,900	43,827
Svenska Cellulosa AB (SCA) (B Shares)	2,683,200	88,882
Svenska Handelsbanken AB (A Shares)	2,492,700	35,376

TOTAL SWEDEN		402,310

Switzerland - 5.8%
ABB Ltd. (Reg.)	3,714,650	91,025
Credit Suisse Group AG	2,880,071	43,924
Forbo Holding AG (Reg.)	13,976	22,909
Julius Baer Group Ltd.	873,100	45,529
Kaba Holding AG (B Shares) (Reg.)	41,400	35,471
Nestle SA (Reg. S)	825,949	63,615
Panalpina Welttransport Holding AG (a)	286,330	37,899
Partners Group Holding AG	108,566	65,631
Schindler Holding AG (participation certificate)	170,348	34,806
Syngenta AG (b)	120,996	56,096
UBS Group AG	3,195,750	54,601

TOTAL SWITZERLAND		551,506

Taiwan - 0.9%
Largan Precision Co. Ltd.	303,000	50,278
Taiwan Semiconductor Manufacturing Co. Ltd.	5,895,000	37,910

TOTAL TAIWAN		88,188

United Kingdom - 15.4%
Aggreko PLC	2,825,800	32,482
Ascential PLC	2,492,536	11,390
BAE Systems PLC	4,026,900	32,706
Barclays PLC	13,597,151	37,235
BCA Marketplace PLC	7,762,300	19,756
BHP Billiton PLC	4,323,364	65,911
Booker Group PLC	18,014,400	45,265
British American Tobacco PLC:
(United Kingdom)	1,184,800	80,049
sponsored ADR (a)	423,000	28,781
Bunzl PLC	1,636,000	51,024
Cineworld Group PLC	2,055,200	18,740
CMC Markets PLC	12,077,600	19,632
Compass Group PLC	1,891,700	38,195
Countryside Properties PLC	3,312,793	11,576
Dialog Semiconductor PLC (b)	585,500	27,393
Diploma PLC	2,312,600	33,218
GlaxoSmithKline PLC	3,518,200	70,814
Imperial Tobacco Group PLC	852,167	41,743
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (b)(c)	2,466,200	28,621
John Wood Group PLC	2,221,100	21,849
LivaNova PLC (b)	607,800	32,031
London Stock Exchange Group PLC	1,262,636	55,324
Melrose Industries PLC	31,513,724	96,531
Micro Focus International PLC	3,845,400	128,897
Moneysupermarket.com Group PLC	5,210,600	23,344
NCC Group Ltd. (a)	9,151,300	16,890
Reckitt Benckiser Group PLC	757,300	69,776
Rex Bionics PLC (b)(d)	1,297,286	109
Rio Tinto PLC	1,828,100	72,119
Senior Engineering Group PLC	7,132,100	19,805
Softcat PLC	4,924,700	26,279
Spirax-Sarco Engineering PLC	522,100	35,164
St. James's Place Capital PLC	2,354,900	35,015
Standard Chartered PLC (United Kingdom) (b)	9,090,621	84,915
Zpg PLC	8,904,609	42,673

TOTAL UNITED KINGDOM		1,455,252

United States of America - 1.7%
Alexion Pharmaceuticals, Inc. (b)	280,000	35,778
Global Payments, Inc.	434,200	35,500
Monsanto Co.	287,400	33,514
MSCI, Inc.	503,900	50,551
Visa, Inc. Class A	102,100	9,314

TOTAL UNITED STATES OF AMERICA		164,657

TOTAL COMMON STOCKS
(Cost $7,564,119)		9,219,835

Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)
(Cost $18,833)	5,958,244	28,540
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.76% 6/1/17 to 6/22/17(f)
(Cost $1,809)	1,810	1,809
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.85% (g)	116,041,297	116,065
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	210,503,210	210,524
TOTAL MONEY MARKET FUNDS
(Cost $326,594)		326,589
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $7,911,355)		9,576,773
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(116,324)
NET ASSETS - 100%		$9,460,449

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
335 TSE TOPIX Index Contracts (Japan)	June 2017	45,979	$(332)

The face value of futures purchased as a percentage of Net Assets is .5%

Security Type Abbreviations

ELS - Equity-Linked Security –

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,875,000 or 0.7% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,540,000 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,809,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$474
Fidelity Securities Lending Cash Central Fund	2,019
Total	$2,493

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$12,739	$--	$--	$590	$--
Rex Bionics PLC	357	--	--	--	109
Total	$13,096	$--	$--	$590	$109

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,330,472	$999,173	$302,759	$28,540
Consumer Staples	961,736	583,104	378,632	--
Energy	452,881	130,934	321,947	--
Financials	1,953,013	1,407,997	545,016	--
Health Care	727,129	585,049	142,080	--
Industrials	1,552,331	1,094,406	457,925	--
Information Technology	1,245,713	974,253	271,460	--
Materials	583,034	366,900	216,134	--
Real Estate	101,184	101,184	--	--
Telecommunication Services	267,462	68,747	198,715	--
Utilities	73,420	73,420	--	--
Government Obligations	1,809	--	1,809	--
Money Market Funds	326,589	326,589	--	--
Total Investments in Securities:	$9,576,773	$6,711,756	$2,836,477	$28,540
Derivative Instruments:
Liabilities
Futures Contracts	$(332)	$(332)	$--	$--
Total Liabilities	$(332)	$(332)	$--	$--
Total Derivative Instruments:	$(332)	$(332)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$613,313
Level 2 to Level 1	$186,375

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(332)
Total Equity Risk	0	(332)
Total Value of Derivatives	$0	$(332)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $198,644) — See accompanying schedule: Unaffiliated issuers (cost $7,580,820)	$9,250,075
Fidelity Central Funds (cost $326,594)	326,589
Other affiliated issuers (cost $3,941)	109
Total Investments (cost $7,911,355)		$9,576,773
Cash		1,328
Foreign currency held at value (cost $139)		138
Receivable for investments sold		68,391
Receivable for fund shares sold		4,781
Dividends receivable		39,247
Distributions receivable from Fidelity Central Funds		566
Prepaid expenses		6
Other receivables		4,862
Total assets		9,696,092
Liabilities
Payable for investments purchased	$10,134
Payable for fund shares redeemed	6,723
Accrued management fee	5,911
Distribution and service plan fees payable	81
Payable for daily variation margin for derivative instruments	301
Other affiliated payables	1,304
Other payables and accrued expenses	636
Collateral on securities loaned	210,553
Total liabilities		235,643
Net Assets		$9,460,449
Net Assets consist of:
Paid in capital		$7,982,465
Undistributed net investment income		39,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(224,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,663,177
Net Assets		$9,460,449
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($231,623 ÷ 5,643.7 shares)		$41.04
Maximum offering price per share (100/94.25 of $41.04)		$43.54
Class M:
Net Asset Value and redemption price per share ($32,697 ÷ 801.0 shares)		$40.82
Maximum offering price per share (100/96.50 of $40.82)		$42.30
Class C:
Net Asset Value and offering price per share ($25,453 ÷ 627.5 shares)(a)		$40.56
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,578,139 ÷ 159,270.9 shares)		$41.30
Class K:
Net Asset Value, offering price and redemption price per share ($1,916,593 ÷ 46,511.3 shares)		$41.21
Class I:
Net Asset Value, offering price and redemption price per share ($593,899 ÷ 14,413.6 shares)		$41.20
Class Z:
Net Asset Value, offering price and redemption price per share ($82,045 ÷ 1,992.4 shares)		$41.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $590 earned from other affiliated issuers)		$92,257
Interest		7
Income from Fidelity Central Funds		2,493
Income before foreign taxes withheld		94,757
Less foreign taxes withheld		(8,456)
Total income		86,301
Expenses
Management fee
Basic fee	$30,315
Performance adjustment	94
Transfer agent fees	6,986
Distribution and service plan fees	488
Accounting and security lending fees	877
Custodian fees and expenses	645
Independent trustees' fees and expenses	19
Registration fees	131
Audit	66
Legal	36
Miscellaneous	36
Total expenses before reductions	39,693
Expense reductions	(1,074)	38,619
Net investment income (loss)		47,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	405,105
Fidelity Central Funds	(17)
Foreign currency transactions	(3,861)
Futures contracts	13,067
Total net realized gain (loss)		414,294
Change in net unrealized appreciation (depreciation) on: Investment securities	480,137
Assets and liabilities in foreign currencies	746
Futures contracts	(4,118)
Total change in net unrealized appreciation (depreciation)		476,765
Net gain (loss)		891,059
Net increase (decrease) in net assets resulting from operations		$938,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,682	$162,246
Net realized gain (loss)	414,294	(541,847)
Change in net unrealized appreciation (depreciation)	476,765	(131,024)
Net increase (decrease) in net assets resulting from operations	938,741	(510,625)
Distributions to shareholders from net investment income	(150,174)	(113,434)
Distributions to shareholders from net realized gain	(11,939)	(1,362)
Total distributions	(162,113)	(114,796)
Share transactions - net increase (decrease)	(697,736)	(960,274)
Redemption fees	9	70
Total increase (decrease) in net assets	78,901	(1,585,625)
Net Assets
Beginning of period	9,381,548	10,967,173
End of period	$9,460,449	$9,381,548
Other Information
Undistributed net investment income end of period	$39,560	$142,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.60	$39.78	$38.70	$39.49	$31.66	$29.43
Income from Investment Operations
Net investment income (loss)A	.13	.47B	.40C	.53D	.34	.41
Net realized and unrealized gain (loss)	3.83	(2.38)	.79	(.67)	7.97	2.11
Total from investment operations	3.96	(1.91)	1.19	(.14)	8.31	2.52
Distributions from net investment income	(.47)	(.27)	(.11)	(.33)	(.45)	(.29)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.52)	(.27)E	(.11)	(.65)F	(.48)	(.29)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$41.04	$37.60	$39.78	$38.70	$39.49	$31.66
Total ReturnH,I,J	10.71%	(4.83)%	3.09%	(.36)%	26.59%	8.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of fee waivers, if any	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of all reductions	1.22%M	1.34%	1.32%	1.28%	1.33%	1.31%
Net investment income (loss)	.69%M	1.26%B	1.00%C	1.35%D	.97%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$232	$236	$283	$297	$347	$299
Portfolio turnover rateN	43%M	50%O	60%O	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.34	$39.51	$38.43	$39.23	$31.42	$29.18
Income from Investment Operations
Net investment income (loss)A	.09	.38B	.30C	.44D	.26	.34
Net realized and unrealized gain (loss)	3.81	(2.37)	.80	(.68)	7.92	2.09
Total from investment operations	3.90	(1.99)	1.10	(.24)	8.18	2.43
Distributions from net investment income	(.37)	(.17)	(.02)	(.25)	(.34)	(.19)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.42)	(.18)	(.02)	(.56)	(.37)	(.19)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.82	$37.34	$39.51	$38.43	$39.23	$31.42
Total ReturnF,G,H	10.58%	(5.07)%	2.86%	(.60)%	26.31%	8.41%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of fee waivers, if any	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of all reductions	1.46%K	1.57%	1.56%	1.51%	1.57%	1.56%
Net investment income (loss)	.45%K	1.02%B	.76%C	1.11%D	.73%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$33	$35	$43	$49	$53	$46
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.96	$39.14	$38.25	$39.07	$31.32	$29.08
Income from Investment Operations
Net investment income (loss)A	(.01)	.19B	.10C	.23D	.08	.19
Net realized and unrealized gain (loss)	3.79	(2.37)	.79	(.66)	7.90	2.09
Total from investment operations	3.78	(2.18)	.89	(.43)	7.98	2.28
Distributions from net investment income	(.13)	–	–	(.08)	(.20)	(.04)
Distributions from net realized gain	(.05)	–	–	(.31)	(.03)	–
Total distributions	(.18)	–	–	(.39)	(.23)	(.04)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.56	$36.96	$39.14	$38.25	$39.07	$31.32
Total ReturnF,G,H	10.30%	(5.57)%	2.33%	(1.10)%	25.65%	7.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.00%K	2.10%	2.09%	2.03%	2.10%	2.09%
Expenses net of fee waivers, if any	2.00%K	2.10%	2.09%	2.03%	2.09%	2.09%
Expenses net of all reductions	1.98%K	2.09%	2.08%	2.02%	2.07%	2.06%
Net investment income (loss)	(.07)%K	.50%B	.24%C	.60%D	.23%	.66%
Supplemental Data
Net assets, end of period (in millions)	$25	$26	$32	$35	$36	$30
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.91	$40.12	$39.03	$39.82	$31.91	$29.69
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.54C	.67D	.47	.51
Net realized and unrealized gain (loss)	3.85	(2.41)	.81	(.68)	8.02	2.12
Total from investment operations	4.05	(1.80)	1.35	(.01)	8.49	2.63
Distributions from net investment income	(.61)	(.41)	(.26)	(.47)	(.55)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.41)E	(.26)	(.78)	(.58)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.30	$37.91	$40.12	$39.03	$39.82	$31.91
Total ReturnG,H	10.92%	(4.53)%	3.47%	(.01)%	27.03%	9.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of fee waivers, if any	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.98%	.98%
Net investment income (loss)	1.04%K	1.61%B	1.34%C	1.69%D	1.32%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$6,578	$6,421	$7,209	$7,464	$7,800	$5,965
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.86	$40.06	$38.97	$39.76	$31.87	$29.66
Income from Investment Operations
Net investment income (loss)A	.22	.66B	.59C	.72D	.52	.57
Net realized and unrealized gain (loss)	3.84	(2.39)	.81	(.67)	8.01	2.11
Total from investment operations	4.06	(1.73)	1.40	.05	8.53	2.68
Distributions from net investment income	(.66)	(.46)	(.31)	(.53)	(.61)	(.47)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.71)	(.47)	(.31)	(.84)	(.64)	(.47)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$41.21	$37.86	$40.06	$38.97	$39.76	$31.87
Total ReturnF,G	10.98%	(4.38)%	3.61%	.13%	27.23%	9.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of fee waivers, if any	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of all reductions	.74%J	.85%	.85%	.79%	.83%	.80%
Net investment income (loss)	1.17%J	1.74%B	1.47%C	1.83%D	1.47%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$1,917	$1,880	$2,308	$2,464	$2,576	$1,776
Portfolio turnover rateK	43%J	50%L	60%L	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.82	$40.03	$38.96	$39.76	$31.87	$29.65
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.53C	.67D	.47	.52
Net realized and unrealized gain (loss)	3.84	(2.40)	.80	(.68)	8.01	2.11
Total from investment operations	4.04	(1.79)	1.33	(.01)	8.48	2.63
Distributions from net investment income	(.61)	(.42)	(.26)	(.48)	(.56)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.42)E	(.26)	(.79)	(.59)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.20	$37.82	$40.03	$38.96	$39.76	$31.87
Total ReturnG,H	10.90%	(4.52)%	3.44%	(.01)%	27.03%	9.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	1.00%	1.00%	.93%	1.00%	1.00%
Expenses net of fee waivers, if any	.90%K	1.00%	.99%	.93%	1.00%	1.00%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.97%	.97%
Net investment income (loss)	1.03%K	1.60%B	1.33%C	1.69%D	1.33%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$594	$745	$1,061	$650	$476	$294
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.22	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	3.84	(2.38)	.80	(.68)	2.48
Total from investment operations	4.06	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.05)	(.01)	–	(.31)	–
Total distributions	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–	–
Net asset value, end of period	$41.18	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	10.97%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.76%K	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.74%K	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.17%K	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$82	$38	$30	$35	$–
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,829,440
Gross unrealized depreciation	(167,661)
Net unrealized appreciation (depreciation) on securities	$1,661,779
Tax cost	$7,914,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,104)
No expiration
Short-term	(473,137)
Long-term	(90,465)
Total no expiration	(563,602)
Total capital loss carryforward	$(612,706)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the removal of the redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $13,067 a change in net unrealized appreciation (depreciation) of $(4,118) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,918,011 and $2,727,630, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed for investments and cash with a value of $55,670. The Fund had a net gain of $10,064 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$283	$3
Class M	.25%	.25%	82	–(a)
Class C	.75%	.25%	123	9
			$488	$12
(a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20
Class M	2
Class C(a)	2
$24

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$316.28
Class M	44.27
Class C	36.29
International Discovery	5,560.18
Class K	425.05
Class I	592.19
Class Z	13.05
	$6,986

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,019. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,034 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$2,894	$1,912
Class M	333	184
Class C	92	–
International Discovery	102,284	73,519
Class K	32,411	26,239
Class I	11,493	11,205
Class Z	667	375
Total	$150,174	$113,434
From net realized gain
Class A	$302	$36
Class M	44	5
Class C	34	–
International Discovery	8,189	899
Class K	2,392	284
Class I	929	134
Class Z	49	4
Total	$11,939	$1,362

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	364	885	$13,763	$33,250
Reinvestment of distributions	87	48	3,152	1,922
Shares redeemed	(1,088)	(1,758)	(41,081)	(66,337)
Net increase (decrease)	(637)	(825)	$(24,166)	$(31,165)
Class M
Shares sold	35	126	$1,305	$4,736
Reinvestment of distributions	10	5	365	183
Shares redeemed	(180)	(282)	(6,755)	(10,546)
Net increase (decrease)	(135)	(151)	$(5,085)	$(5,627)
Class B
Shares sold	–	1	$–	$16
Shares redeemed	–	(58)	–	(2,118)
Net increase (decrease)	–	(57)	$–	$(2,102)
Class C
Shares sold	30	193	$1,121	$7,216
Reinvestment of distributions	3	–	116	–
Shares redeemed	(111)	(298)	(4,139)	(11,125)
Net increase (decrease)	(78)	(105)	$(2,902)	$(3,909)
International Discovery
Shares sold	8,884	18,319	$332,954	$696,598
Reinvestment of distributions	2,884	1,781	105,222	70,961
Shares redeemed	(21,871)	(30,424)	(824,296)	(1,154,409)
Net increase (decrease)	(10,103)	(10,324)	$(386,120)	$(386,850)
Class K
Shares sold	5,259	12,391	$199,707	$466,861
Reinvestment of distributions	957	667	34,803	26,523
Shares redeemed	(9,366)	(21,012)(a)	(352,321)	(800,081)(a)
Net increase (decrease)	(3,150)	(7,954)	$(117,811)	$(306,697)
Class I
Shares sold	1,666	8,874	$62,988	$334,588
Reinvestment of distributions	82	52	2,985	2,069
Shares redeemed	(7,042)	(15,719)	(265,168)	(569,974)
Net increase (decrease)	(5,294)	(6,793)	$(199,195)	$(233,317)
Class Z
Shares sold	1,163	497	$44,254	$18,760
Reinvestment of distributions	20	10	716	379
Shares redeemed	(194)	(256)	(7,427)	(9,746)
Net increase (decrease)	989	251	$37,543	$9,393

 (a) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.24%
Actual		$1,000.00	$1,107.10	$6.48
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.48%
Actual		$1,000.00	$1,105.80	$7.73
Hypothetical-C		$1,000.00	$1,017.46	$7.40
Class C	2.00%
Actual		$1,000.00	$1,103.00	$10.43
Hypothetical-C		$1,000.00	$1,014.88	$9.99
International Discovery	.89%
Actual		$1,000.00	$1,109.20	$4.65
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class K	.76%
Actual		$1,000.00	$1,109.80	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class I	.90%
Actual		$1,000.00	$1,109.00	$4.71
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class Z	.76%
Actual		$1,000.00	$1,109.70	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGI-K-SANN-0617
1.863311.108

Fidelity Advisor® Canada Fund - Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017 Class A, Class M, Class C and Class I are classes of Fidelity® Canada Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Canada	93.4%
United States of America*	3.3%
Bailiwick of Jersey	0.8%
United Kingdom	0.7%
Germany	0.6%
France	0.6%
Ireland	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Canada	93.2%
United States of America*	3.8%
Bailiwick of Jersey	0.9%
United Kingdom	0.8%
France	0.5%
Ireland	0.4%
Israel	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	97.0
Short-Term Investments and Net Other Assets (Liabilities)	2.9	3.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	9.9	9.3
The Toronto-Dominion Bank (Banks)	8.9	8.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.9	5.4
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.3	4.1
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.7	3.7
Manulife Financial Corp. (Insurance)	3.6	0.0
Canadian National Railway Co. (Road & Rail)	3.1	5.4
Canadian Pacific Railway Ltd. (Road & Rail)	3.1	0.0
TELUS Corp. (Diversified Telecommunication Services)	2.8	2.9
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	2.5	2.4
	47.8

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.0	31.1
Energy	19.6	21.8
Materials	13.0	13.7
Industrials	8.5	7.4
Consumer Staples	8.1	7.4
Telecommunication Services	6.5	6.6
Information Technology	4.6	4.6
Consumer Discretionary	3.6	2.5
Real Estate	0.9	0.8
Utilities	0.7	0.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2017, 20.8% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Canadian market.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	136,400	$5,697,614
Hotels, Restaurants & Leisure - 0.2%
Freshii, Inc.	258,500	2,348,192
Media - 2.2%
Cogeco Communications, Inc.	176,900	10,122,456
Corus Entertainment, Inc. Class B (non-vtg.)	588,000	5,772,096
Quebecor, Inc. Class B (sub. vtg.)	404,600	12,350,963
		28,245,515
Specialty Retail - 0.8%
AutoCanada, Inc. (a)	282,300	4,855,796
Sleep Country Canada Holdings, Inc.	224,400	5,804,596
		10,660,392

TOTAL CONSUMER DISCRETIONARY		46,951,713

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 7.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	719,200	33,076,720
Empire Co. Ltd. Class A (non-vtg.)	416,300	6,413,530
George Weston Ltd.	330,800	29,707,902
Jean Coutu Group, Inc. Class A (sub. vtg.)	395,700	6,475,908
Metro, Inc. Class A (sub. vtg.)	375,295	12,861,287
North West Co., Inc.	429,400	10,129,065
		98,664,412
Tobacco - 0.5%
Imperial Tobacco Group PLC	137,773	6,748,737

TOTAL CONSUMER STAPLES		105,413,149

ENERGY - 19.6%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Technology Corp.	1,654,100	7,815,791
Pason Systems, Inc.	348,200	5,170,517
ShawCor Ltd. Class A	293,400	7,361,598
		20,347,906
Oil, Gas & Consumable Fuels - 18.1%
ARC Resources Ltd.	772,800	10,145,105
Canadian Natural Resources Ltd.	874,498	27,854,784
Cenovus Energy, Inc.	1,197,300	11,937,477
Enbridge, Inc.	1,354,200	56,130,278
Imperial Oil Ltd.	381,300	11,092,211
NuVista Energy Ltd. (b)	1,064,900	4,797,725
Parkland Fuel Corp. (b)(c)(d)	81,300	1,591,992
Peyto Exploration & Development Corp.	380,600	6,925,830
PrairieSky Royalty Ltd.	1,032,018	22,491,876
Raging River Exploration, Inc. (b)	1,057,900	6,176,670
Suncor Energy, Inc.	2,425,100	76,001,449
		235,145,397

TOTAL ENERGY		255,493,303

FINANCIALS - 31.0%
Banks - 20.8%
Bank of Nova Scotia	470,800	26,170,693
Royal Bank of Canada	1,875,400	128,415,541
The Toronto-Dominion Bank	2,472,000	116,315,564
		270,901,798
Capital Markets - 3.1%
Amundi SA	120,480	7,926,827
Brookfield Asset Management, Inc. Class A	193,900	7,167,645
CI Financial Corp.	575,700	11,260,533
Fairfax India Holdings Corp. (b)	102,000	1,416,780
TMX Group Ltd.	208,000	11,751,189
		39,522,974
Insurance - 7.1%
Intact Financial Corp.	220,525	15,106,621
Manulife Financial Corp.	2,713,300	47,585,365
Power Corp. of Canada (sub. vtg.)	1,286,700	29,814,528
		92,506,514

TOTAL FINANCIALS		402,931,286

HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Bayer AG	64,300	7,956,042
INDUSTRIALS - 8.5%
Airlines - 0.5%
WestJet Airlines Ltd.	341,100	5,642,312
Professional Services - 0.7%
Stantec, Inc.	343,000	8,802,088
Road & Rail - 6.7%
Canadian National Railway Co.	570,600	41,244,718
Canadian Pacific Railway Ltd.	261,300	40,037,733
TransForce, Inc.	286,000	6,226,820
		87,509,271
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	229,600	8,167,742

TOTAL INDUSTRIALS		110,121,413

INFORMATION TECHNOLOGY - 4.6%
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (b)	479,900	23,160,919
Semiconductors & Semiconductor Equipment - 0.2%
Dialog Semiconductor PLC(b)	65,800	3,078,482
Software - 2.6%
Constellation Software, Inc.	33,300	15,230,350
Open Text Corp.	543,628	18,849,063
		34,079,413

TOTAL INFORMATION TECHNOLOGY		60,318,814

MATERIALS - 13.0%
Chemicals - 2.9%
Agrium, Inc.	340,400	31,949,048
Monsanto Co.	49,300	5,748,873
		37,697,921
Construction Materials - 0.6%
CRH PLC	199,200	7,255,682
Containers & Packaging - 1.0%
CCL Industries, Inc. Class B	55,800	12,917,329
Metals & Mining - 7.8%
Agnico Eagle Mines Ltd. (Canada)	323,600	15,468,225
Barrick Gold Corp.	589,500	9,854,870
Detour Gold Corp. (b)	444,400	5,615,838
Franco-Nevada Corp.	299,000	20,335,636
Goldcorp, Inc.	320,100	4,460,131
Lundin Mining Corp.	2,485,000	13,252,848
Premier Gold Mines Ltd. (b)	1,839,800	3,719,899
Randgold Resources Ltd.	118,964	10,464,834
Silver Wheaton Corp.	672,200	13,413,961
Torex Gold Resources, Inc. (b)	295,070	4,997,633
		101,583,875
Paper & Forest Products - 0.7%
Western Forest Products, Inc.	6,174,300	9,724,732

TOTAL MATERIALS		169,179,539

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Allied Properties (REIT)	413,000	11,082,517
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 2.8%
TELUS Corp.	1,109,100	36,903,646
Wireless Telecommunication Services - 3.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,038,300	47,607,924

TOTAL TELECOMMUNICATION SERVICES		84,511,570

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd.	526,100	9,265,187
TOTAL COMMON STOCKS
(Cost $1,004,899,915)		1,263,224,533

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.85% (e)	30,990,102	30,996,300
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	4,266,184	4,266,611
TOTAL MONEY MARKET FUNDS
(Cost $35,257,776)		35,262,911
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,040,157,691)		1,298,487,444
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,149,052
NET ASSETS - 100%		$1,300,636,496

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,591,992 or 0.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,720
Fidelity Securities Lending Cash Central Fund	451,748
Total	$548,468

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$46,951,713	$46,951,713	$--	$--
Consumer Staples	105,413,149	105,413,149	--	--
Energy	255,493,303	253,901,311	1,591,992	--
Financials	402,931,286	402,931,286	--	--
Health Care	7,956,042	--	7,956,042	--
Industrials	110,121,413	110,121,413	--	--
Information Technology	60,318,814	60,318,814	--	--
Materials	169,179,539	151,459,023	17,720,516	--
Real Estate	11,082,517	11,082,517	--	--
Telecommunication Services	84,511,570	84,511,570	--	--
Utilities	9,265,187	9,265,187	--	--
Money Market Funds	35,262,911	35,262,911	--	--
Total Investments in Securities:	$1,298,487,444	$1,271,218,894	$27,268,550	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,060,598) — See accompanying schedule: Unaffiliated issuers (cost $1,004,899,915)	$1,263,224,533
Fidelity Central Funds (cost $35,257,776)	35,262,911
Total Investments (cost $1,040,157,691)		$1,298,487,444
Foreign currency held at value (cost $36,466)		36,466
Receivable for investments sold		11,901,380
Receivable for fund shares sold		430,734
Dividends receivable		2,407,802
Distributions receivable from Fidelity Central Funds		37,489
Prepaid expenses		905
Other receivables		11,464
Total assets		1,313,313,684
Liabilities
Payable to custodian bank	$669
Payable for investments purchased
Regular delivery	3,340,994
Delayed delivery	1,649,764
Payable for fund shares redeemed	2,208,027
Accrued management fee	855,917
Distribution and service plan fees payable	27,227
Other affiliated payables	288,393
Other payables and accrued expenses	39,257
Collateral on securities loaned	4,266,940
Total liabilities		12,677,188
Net Assets		$1,300,636,496
Net Assets consist of:
Paid in capital		$1,061,454,950
Undistributed net investment income		5,294,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,457,222)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,344,489
Net Assets		$1,300,636,496
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,054,780 ÷ 776,913 shares)		$48.98
Maximum offering price per share (100/94.25 of $48.98)		$51.97
Class M:
Net Asset Value and redemption price per share ($11,353,837 ÷ 232,924 shares)		$48.74
Maximum offering price per share (100/96.50 of $48.74)		$50.51
Class C:
Net Asset Value and offering price per share ($16,661,912 ÷ 347,882 shares)(a)		$47.90
Canada:
Net Asset Value, offering price and redemption price per share ($1,189,095,294 ÷ 24,180,640 shares)		$49.18
Class I:
Net Asset Value, offering price and redemption price per share ($45,470,673 ÷ 926,823 shares)		$49.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$17,404,149
Income from Fidelity Central Funds		548,468
Income before foreign taxes withheld		17,952,617
Less foreign taxes withheld		(2,539,493)
Total income		15,413,124
Expenses
Management fee
Basic fee	$4,725,386
Performance adjustment	323,022
Transfer agent fees	1,457,347
Distribution and service plan fees	173,256
Accounting and security lending fees	312,692
Custodian fees and expenses	11,056
Independent trustees' fees and expenses	2,774
Registration fees	66,720
Audit	40,975
Legal	2,142
Miscellaneous	5,428
Total expenses before reductions	7,120,798
Expense reductions	(14,891)	7,105,907
Net investment income (loss)		8,307,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,096,203
Fidelity Central Funds	(1,175)
Foreign currency transactions	7,313
Total net realized gain (loss)		26,102,341
Change in net unrealized appreciation (depreciation) on: Investment securities	10,434,273
Assets and liabilities in foreign currencies	18,466
Total change in net unrealized appreciation (depreciation)		10,452,739
Net gain (loss)		36,555,080
Net increase (decrease) in net assets resulting from operations		$44,862,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,307,217	$17,076,194
Net realized gain (loss)	26,102,341	(32,588,329)
Change in net unrealized appreciation (depreciation)	10,452,739	98,530,458
Net increase (decrease) in net assets resulting from operations	44,862,297	83,018,323
Distributions to shareholders from net investment income	(16,443,381)	(17,462,078)
Distributions to shareholders from net realized gain	(5,168,976)	(1,771,774)
Total distributions	(21,612,357)	(19,233,852)
Share transactions - net increase (decrease)	(70,682,526)	(105,554,211)
Redemption fees	29,954	81,286
Total increase (decrease) in net assets	(47,402,632)	(41,688,454)
Net Assets
Beginning of period	1,348,039,128	1,389,727,582
End of period	$1,300,636,496	$1,348,039,128
Other Information
Undistributed net investment income end of period	$5,294,279	$13,430,443

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.09	$45.25	$60.56	$57.31	$53.65	$52.20
Income from Investment Operations
Net investment income (loss)A	.23	.48	.45	.47	.60	.57
Net realized and unrealized gain (loss)	1.30	2.84	(8.04)	3.13	3.63	1.50
Total from investment operations	1.53	3.32	(7.59)	3.60	4.23	2.07
Distributions from net investment income	(.45)	(.42)	(.50)	(.03)	(.57)	(.33)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.64)	(.48)	(7.72)	(.35)	(.57)	(.62)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$48.98	$48.09	$45.25	$60.56	$57.31	$53.65
Total ReturnC,D,E	3.17%	7.45%	(14.32)%	6.32%	7.98%	4.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.48%	1.43%	1.29%	1.19%	1.08%
Expenses net of fee waivers, if any	1.34%H	1.48%	1.43%	1.29%	1.19%	1.08%
Expenses net of all reductions	1.34%H	1.48%	1.43%	1.29%	1.18%	1.08%
Net investment income (loss)	.94%H	1.06%	.90%	.79%	1.11%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$38,055	$44,144	$58,286	$95,004	$116,661	$159,597
Portfolio turnover rateI	40%H	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$47.82	$44.99	$60.22	$57.14	$53.48	$52.01
Income from Investment Operations
Net investment income (loss)A	.16	.35	.29	.29	.45	.43
Net realized and unrealized gain (loss)	1.29	2.83	(8.00)	3.11	3.63	1.49
Total from investment operations	1.45	3.18	(7.71)	3.40	4.08	1.92
Distributions from net investment income	(.34)	(.29)	(.30)	–	(.42)	(.16)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.53)	(.35)	(7.52)	(.32)	(.42)	(.45)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$48.74	$47.82	$44.99	$60.22	$57.14	$53.48
Total ReturnC,D,E	3.01%	7.14%	(14.58)%	5.99%	7.69%	3.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	1.77%	1.75%	1.59%	1.47%	1.36%
Expenses net of fee waivers, if any	1.63%H	1.77%	1.75%	1.59%	1.47%	1.36%
Expenses net of all reductions	1.63%H	1.77%	1.75%	1.59%	1.46%	1.36%
Net investment income (loss)	.65%H	.78%	.58%	.48%	.83%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$11,354	$11,140	$12,820	$21,989	$23,751	$29,626
Portfolio turnover rateI	40%H	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$46.87	$44.02	$59.04	$56.27	$52.61	$51.19
Income from Investment Operations
Net investment income (loss)A	.05	.15	.07	.02	.20	.19
Net realized and unrealized gain (loss)	1.27	2.78	(7.85)	3.07	3.58	1.46
Total from investment operations	1.32	2.93	(7.78)	3.09	3.78	1.65
Distributions from net investment income	(.11)	(.02)	(.02)	–	(.12)	–
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.23)
Total distributions	(.29)B	(.08)	(7.24)	(.32)	(.12)	(.23)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$47.90	$46.87	$44.02	$59.04	$56.27	$52.61
Total ReturnD,E,F	2.82%	6.67%	(14.96)%	5.53%	7.21%	3.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.06%I	2.21%	2.19%	2.03%	1.93%	1.82%
Expenses net of fee waivers, if any	2.06%I	2.21%	2.19%	2.03%	1.92%	1.82%
Expenses net of all reductions	2.06%I	2.21%	2.18%	2.03%	1.92%	1.82%
Net investment income (loss)	.21%I	.33%	.14%	.04%	.37%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$16,662	$18,489	$21,610	$38,749	$46,040	$66,500
Portfolio turnover rateJ	40%I	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.188 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.35	$45.55	$60.95	$57.72	$54.05	$52.59
Income from Investment Operations
Net investment income (loss)A	.31	.62	.60	.66	.77	.73
Net realized and unrealized gain (loss)	1.32	2.85	(8.09)	3.13	3.66	1.51
Total from investment operations	1.63	3.47	(7.49)	3.79	4.43	2.24
Distributions from net investment income	(.61)	(.61)	(.69)	(.24)	(.76)	(.49)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.80)	(.67)	(7.91)	(.56)	(.76)	(.78)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$49.18	$48.35	$45.55	$60.95	$57.72	$54.05
Total ReturnC,D	3.36%	7.79%	(14.08)%	6.64%	8.32%	4.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.17%	1.15%	.98%	.87%	.77%
Expenses net of fee waivers, if any	1.02%G	1.17%	1.15%	.98%	.87%	.77%
Expenses net of all reductions	1.02%G	1.17%	1.14%	.98%	.86%	.77%
Net investment income (loss)	1.25%G	1.37%	1.18%	1.09%	1.42%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,189,095	$1,233,050	$1,279,488	$2,057,843	$2,262,380	$2,992,597
Portfolio turnover rateH	40%G	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.28	$45.44	$60.80	$57.57	$53.91	$52.44
Income from Investment Operations
Net investment income (loss)A	.32	.66	.61	.65	.78	.74
Net realized and unrealized gain (loss)	1.31	2.83	(8.07)	3.12	3.64	1.50
Total from investment operations	1.63	3.49	(7.46)	3.77	4.42	2.24
Distributions from net investment income	(.66)	(.59)	(.68)	(.22)	(.76)	(.48)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.85)	(.65)	(7.90)	(.54)	(.76)	(.77)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$49.06	$48.28	$45.44	$60.80	$57.57	$53.91
Total ReturnC,D	3.36%	7.83%	(14.05)%	6.62%	8.34%	4.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.14%	1.13%	1.00%	.86%	.76%
Expenses net of fee waivers, if any	.99%G	1.13%	1.12%	1.00%	.86%	.76%
Expenses net of all reductions	.99%G	1.13%	1.12%	1.00%	.85%	.76%
Net investment income (loss)	1.28%G	1.41%	1.21%	1.08%	1.43%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$45,471	$41,217	$14,846	$30,165	$30,831	$59,245
Portfolio turnover rateH	40%G	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Canada and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$306,056,975
Gross unrealized depreciation	(52,684,122)
Net unrealized appreciation (depreciation) on securities	$253,372,853
Tax cost	$1,045,114,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,213,379)
Long-term	(34,724,041)
Total capital loss carryforward	$(37,937,420)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $261,518,704 and $343,965,365, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53,571	$189
Class M	.25%	.25%	29,016	137
Class C	.75%	.25%	90,669	3,886
			$173,256	$4,212

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,544
Class M	1,299
Class C(a)	104
$4,947

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$60,050.28
Class M	18,556.32
Class C	23,029.25
Canada	1,315,494.21
Class I	40,218.18
	$1,457,347

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $43 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,333 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429,313. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $451,748, including $3,696 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,751 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $6,138.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$406,836	$482,934
Class M	78,661	79,315
Class C	39,905	8,502
Canada	15,352,959	16,735,044
Class I	565,020	156,283
Total	$16,443,381	$17,462,078
From net realized gain
Class A	$168,842	$69,321
Class M	43,752	16,639
Class B	–	3,460
Class C	71,450	28,339
Canada	4,723,987	1,638,014
Class I	160,945	16,001
Total	$5,168,976	$1,771,774

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	42,681	134,113	$2,103,413	$6,147,050
Reinvestment of distributions	10,631	11,425	525,595	496,287
Shares redeemed	(194,308)	(515,795)	(9,610,765)	(23,017,589)
Net increase (decrease)	(140,996)	(370,257)	$(6,981,757)	$(16,374,252)
Class M
Shares sold	16,981	23,059	$835,568	$1,036,279
Reinvestment of distributions	2,464	2,169	121,397	93,951
Shares redeemed	(19,476)	(77,250)	(959,360)	(3,322,138)
Net increase (decrease)	(31)	(52,022)	$(2,395)	$(2,191,908)
Class B
Shares sold	–	499	$–	$21,798
Reinvestment of distributions	–	68	–	2,895
Shares redeemed	–	(61,115)	–	(2,725,253)
Net increase (decrease)	–	(60,548)	$–	$(2,700,560)
Class C
Shares sold	19,473	41,578	$941,259	$1,834,681
Reinvestment of distributions	1,995	731	96,717	31,141
Shares redeemed	(68,036)	(138,754)	(3,280,065)	(5,980,751)
Net increase (decrease)	(46,568)	(96,445)	$(2,242,089)	$(4,114,929)
Canada
Shares sold	1,318,095	3,590,664	$65,362,039	$166,771,731
Reinvestment of distributions	381,896	388,588	18,930,598	16,926,879
Shares redeemed	(3,019,477)	(6,566,019)	(149,388,409)	(289,731,847)
Net increase (decrease)	(1,319,486)	(2,586,767)	$(65,095,772)	$(106,033,237)
Class I
Shares sold	140,001	807,708	$6,942,151	$37,813,282
Reinvestment of distributions	14,338	2,849	709,005	123,890
Shares redeemed	(81,143)	(283,652)	(4,011,669)	(12,076,497)
Net increase (decrease)	73,196	526,905	$3,639,487	$25,860,675

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.34%
Actual		$1,000.00	$1,031.70	$6.75
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class M	1.63%
Actual		$1,000.00	1,030.10	8.20
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class C	2.06%
Actual		$1,000.00	$1,028.20	$10.36
Hypothetical-C		$1,000.00	$1,014.58	$10.29
Canada	1.02%
Actual		$1,000.00	$1,033.60	$5.14
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class I	.99%
Actual		$1,000.00	$1,033.60	$4.99
Hypothetical-C		$1,000.00	$1,019.89	$4.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ACAN-SANN-0617
1.843168.109

Fidelity® Emerging Markets Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
India	11.6%
Cayman Islands	10.9%
United States of America*	9.7%
Brazil	9.7%
Korea (South)	8.1%
South Africa	6.9%
Mexico	6.4%
Taiwan	5.4%
China	5.3%
Other	26.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Cayman Islands	13.4%
India	11.5%
United States of America*	10.6%
Brazil	8.9%
Korea (South)	7.8%
South Africa	7.5%
Mexico	7.3%
Taiwan	6.0%
Indonesia	3.6%
Other	23.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	99.2
Short-Term Investments and Net Other Assets (Liabilities)	2.0	0.8

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.4	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.5	4.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.0	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.4	3.2
Naspers Ltd. Class N (South Africa, Media)	2.3	2.4
Itau Unibanco Holding SA (Brazil, Banks)	1.4	1.5
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.4	1.3
Sberbank of Russia (Russia, Banks)	1.2	1.0
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.1	0.0
Ambev SA sponsored ADR (Brazil, Beverages)	1.0	1.2
	25.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	26.2
Financials	16.3	16.8
Consumer Discretionary	12.8	13.5
Consumer Staples	12.1	16.0
Materials	9.6	4.6
Industrials	7.5	8.2
Health Care	5.8	7.6
Energy	2.4	1.4
Utilities	1.6	2.7
Telecommunication Services	1.2	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.5%
Amcor Ltd.	1,683,018	$19,798,431
Belgium - 0.5%
Anheuser-Busch InBev SA NV	180,800	20,388,883
Bermuda - 0.7%
Credicorp Ltd. (United States)	188,532	28,969,827
Brazil - 6.5%
BB Seguridade Participacoes SA	2,758,820	25,979,783
Cielo SA	3,476,744	26,398,302
Drogasil SA (a)	1,198,400	25,466,543
Equatorial Energia SA	1,209,300	21,903,454
Kroton Educacional SA	5,528,160	26,038,025
Qualicorp SA	3,265,400	23,250,434
Smiles SA	984,800	21,420,769
Ultrapar Participacoes SA	1,152,100	25,560,682
Vale SA sponsored ADR	4,590,900	39,389,922
Weg SA (a)	4,196,290	23,400,492

TOTAL BRAZIL		258,808,406

Cayman Islands - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,167,400	134,834,700
Ctrip.com International Ltd. ADR (a)	699,100	35,311,541
NetEase, Inc. ADR	141,600	37,579,224
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	427,400	27,584,396
Shenzhou International Group Holdings Ltd.	3,407,000	22,426,144
Tencent Holdings Ltd.	5,716,800	179,126,432

TOTAL CAYMAN ISLANDS		436,862,437

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	645,500	22,947,525
China - 5.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	4,815,167	23,050,774
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,459,800	23,659,228
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	6,940,808	18,385,313
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,678,268	20,836,369
Kweichow Moutai Co. Ltd. (A Shares)	353,998	21,233,204
Midea Group Co. Ltd. Class A	4,120,700	20,120,804
Shanghai International Airport Co. Ltd. (A Shares)	4,524,900	22,481,733
Sinopharm Group Co. Ltd. (H Shares)	5,007,600	22,468,164
Wuliangye Yibin Co. Ltd. Class A	3,265,100	21,551,034
Yunnan Baiyao Group Co. Ltd.	1,572,897	19,508,623

TOTAL CHINA		213,295,246

France - 1.0%
Dassault Systemes SA	226,762	20,237,681
LVMH Moet Hennessy - Louis Vuitton SA	82,339	20,326,939

TOTAL FRANCE		40,564,620

Germany - 0.5%
Symrise AG	296,000	20,722,756
Greece - 0.5%
Titan Cement Co. SA (Reg.)	814,400	21,282,151
Hong Kong - 2.3%
AIA Group Ltd.	3,148,200	21,795,184
CSPC Pharmaceutical Group Ltd.	17,990,000	24,978,562
Guangdong Investment Ltd.	16,109,000	24,934,898
Techtronic Industries Co. Ltd.	4,695,000	20,160,188

TOTAL HONG KONG		91,868,832

India - 11.0%
Adani Ports & Special Economic Zone Ltd. (a)	4,577,285	23,331,409
Amara Raja Batteries Ltd. (a)	1,493,643	20,679,602
Asian Paints Ltd.	1,414,085	24,644,759
Eicher Motors Ltd.	58,476	23,710,567
Godrej Consumer Products Ltd.	922,442	25,005,941
HDFC Bank Ltd.	1,067,970	26,071,151
Hero Motocorp Ltd.	406,199	20,967,678
Hindustan Zinc Ltd.	4,532,075	18,888,933
Housing Development Finance Corp. Ltd.	2,258,779	54,006,566
IndusInd Bank Ltd. (a)	1,048,802	23,572,351
ITC Ltd.	7,640,825	33,040,121
LIC Housing Finance Ltd.	2,595,838	27,008,182
Maruti Suzuki India Ltd.	292,978	29,734,601
Power Grid Corp. of India Ltd.	6,452,598	20,876,348
Reliance Industries Ltd.	2,043,154	44,339,842
Zee Entertainment Enterprises Ltd.	2,972,445	24,358,884

TOTAL INDIA		440,236,935

Indonesia - 2.5%
PT Bank Central Asia Tbk	26,084,900	34,736,813
PT Bank Rakyat Indonesia Tbk	30,827,200	29,835,012
PT Surya Citra Media Tbk	16,365,600	3,511,562
PT Telkomunikasi Indonesia Tbk Series B	90,143,200	29,737,029

TOTAL INDONESIA		97,820,416

Ireland - 0.5%
Accenture PLC Class A	166,400	20,184,320
Israel - 1.2%
Check Point Software Technologies Ltd. (a)	186,200	19,366,662
Elbit Systems Ltd. (Israel)	37,177	4,762,846
Frutarom Industries Ltd.	374,100	21,990,692

TOTAL ISRAEL		46,120,200

Kenya - 0.5%
Safaricom Ltd.	107,079,700	19,973,684
Korea (South) - 8.1%
BGFretail Co. Ltd.	207,950	20,016,284
Coway Co. Ltd.	283,638	25,057,682
LG Household & Health Care Ltd.	36,948	28,126,730
NAVER Corp.	51,873	36,478,903
Samsung Electronics Co. Ltd.	108,834	213,439,391

TOTAL KOREA (SOUTH)		323,118,990

Luxembourg - 0.6%
Eurofins Scientific SA	43,560	21,452,103
Mexico - 6.4%
CEMEX S.A.B. de CV sponsored ADR	3,425,500	31,583,110
Embotelladoras Arca S.A.B. de CV	3,439,700	25,373,960
Fomento Economico Mexicano S.A.B. de CV unit	3,791,767	34,122,429
Gruma S.A.B. de CV Series B	1,677,810	22,404,371
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,360,857	24,279,195
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,333,505	25,304,028
Grupo Aeroportuario Norte S.A.B. de CV	3,617,200	20,073,512
Grupo Cementos de Chihuahua S.A.B. de CV	4,216,400	19,998,797
Grupo Mexico SA de CV Series B	9,943,800	29,247,325
Promotora y Operadora de Infraestructura S.A.B. de CV	2,203,045	23,505,856

TOTAL MEXICO		255,892,583

Netherlands - 1.1%
ASML Holding NV (Netherlands)	144,500	19,100,957
Yandex NV Series A (a)	872,500	23,784,350

TOTAL NETHERLANDS		42,885,307

Philippines - 2.9%
Ayala Corp.	1,419,650	24,528,214
Ayala Land, Inc.	34,435,800	24,238,233
D&L Industries, Inc.	74,318,700	18,968,114
SM Investments Corp.	1,656,903	24,051,631
SM Prime Holdings, Inc.	40,026,600	23,783,789

TOTAL PHILIPPINES		115,569,981

Russia - 3.2%
Alrosa Co. Ltd. (a)	13,213,000	22,771,050
Magnit OJSC	182,544	28,140,547
NOVATEK OAO GDR (Reg. S)	238,100	28,857,720
Sberbank of Russia	16,836,460	48,902,476

TOTAL RUSSIA		128,671,793

South Africa - 6.9%
Aspen Pharmacare Holdings Ltd.	1,266,090	26,264,943
Bidcorp Ltd.	1,239,098	26,252,976
Capitec Bank Holdings Ltd.	413,200	23,577,329
Discovery Ltd.	2,264,085	22,668,381
FirstRand Ltd.	8,964,700	33,440,486
Mondi Ltd.	971,866	25,215,609
Naspers Ltd. Class N	495,612	94,241,372
Sanlam Ltd.	4,740,100	25,144,566

TOTAL SOUTH AFRICA		276,805,662

Spain - 0.5%
Amadeus IT Holding SA Class A	378,500	20,408,852
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	940,200	20,370,133
Switzerland - 0.6%
Sika AG	3,570	22,783,417
Taiwan - 5.4%
Advantech Co. Ltd.	2,710,000	21,878,702
Largan Precision Co. Ltd.	215,000	35,675,644
Taiwan Semiconductor Manufacturing Co. Ltd.	24,812,000	159,561,285

TOTAL TAIWAN		217,115,631

Thailand - 1.1%
Airports of Thailand PCL (For. Reg.)	20,182,400	23,478,081
Thai Beverage PCL	32,033,000	21,207,834

TOTAL THAILAND		44,685,915

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	2,469,930	20,569,132
United Arab Emirates - 0.6%
National Bank of Abu Dhabi PJSC (a)	7,810,734	23,391,798
United Kingdom - 3.1%
British American Tobacco PLC (United Kingdom)	311,400	21,039,233
InterContinental Hotel Group PLC	378,700	20,090,562
NMC Health PLC	859,200	22,112,048
Prudential PLC	970,914	21,548,332
Reckitt Benckiser Group PLC	219,000	20,178,123
Unilever PLC	381,300	19,617,249

TOTAL UNITED KINGDOM		124,585,547

United States of America - 7.7%
A.O. Smith Corp.	365,500	19,693,140
Alphabet, Inc. Class C (a)	23,245	21,059,040
Amazon.com, Inc. (a)	21,980	20,331,280
Amphenol Corp. Class A	269,400	19,480,314
China Biologic Products, Inc. (a)	189,078	22,311,204
Facebook, Inc. Class A (a)	146,000	21,936,500
MasterCard, Inc. Class A	173,400	20,169,888
Mettler-Toledo International, Inc. (a)	40,080	20,577,874
Moody's Corp.	183,700	21,735,384
MSCI, Inc.	201,200	20,184,384
Philip Morris International, Inc.	176,400	19,552,176
S&P Global, Inc.	157,000	21,067,830
Sherwin-Williams Co.	65,000	21,754,200
The Walt Disney Co.	166,300	19,224,280
Visa, Inc. Class A	220,200	20,086,644

TOTAL UNITED STATES OF AMERICA		309,164,138

TOTAL COMMON STOCKS
(Cost $2,814,368,845)		3,767,315,651

Preferred Stocks - 3.8%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (b)	169,426,966	26,192,687
Nonconvertible Preferred Stocks - 3.2%
Brazil - 3.2%
Ambev SA sponsored ADR	7,382,580	42,302,183
Itau Unibanco Holding SA	4,400,510	54,430,152
Itausa-Investimentos Itau SA (PN)	9,748,900	30,376,529
		127,108,864
TOTAL PREFERRED STOCKS
(Cost $133,133,926)		153,301,551

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.85% (c)	91,891,825	91,910,204
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	4,093	4,094
TOTAL MONEY MARKET FUNDS
(Cost $91,914,297)		91,914,298
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,039,417,068)		4,012,531,500
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,469,496)
NET ASSETS - 100%		$4,000,062,004

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,192,687 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$25,285,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,332
Fidelity Securities Lending Cash Central Fund	128,250
Total	$229,582

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$520,719,300	$379,958,302	$140,760,998	$--
Consumer Staples	493,405,134	412,181,646	81,223,488	--
Energy	98,758,244	98,758,244	--	--
Financials	642,970,730	546,448,771	96,521,959	--
Health Care	223,760,324	223,760,324	--	--
Industrials	299,122,225	299,122,225	--	--
Information Technology	1,094,447,019	755,759,302	338,687,717	--
Materials	381,986,791	381,986,791	--	--
Real Estate	48,022,022	48,022,022	--	--
Telecommunication Services	49,710,713	19,973,684	29,737,029	--
Utilities	67,714,700	67,714,700	--	--
Money Market Funds	91,914,298	91,914,298	--	--
Total Investments in Securities:	$4,012,531,500	$3,325,600,309	$686,931,191	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$103,316,862
Level 2 to Level 1	$18,242,515

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,947,502,771)	$3,920,617,203
Fidelity Central Funds (cost $91,914,297)	91,914,297
Total Investments (cost $3,039,417,068)		$4,012,531,500
Foreign currency held at value (cost $1,379,123)		1,379,123
Receivable for investments sold		12,821,590
Receivable for fund shares sold		5,752,296
Dividends receivable		5,774,355
Distributions receivable from Fidelity Central Funds		30,358
Prepaid expenses		2,343
Other receivables		4,725,762
Total assets		4,043,017,327
Liabilities
Payable to custodian bank	$2,229,090
Payable for investments purchased	32,097,417
Payable for fund shares redeemed	2,102,049
Accrued management fee	2,259,909
Other affiliated payables	672,473
Other payables and accrued expenses	3,594,385
Total liabilities		42,955,323
Net Assets		$4,000,062,004
Net Assets consist of:
Paid in capital		$3,488,719,822
Undistributed net investment income		8,638,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(469,853,254)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		972,557,158
Net Assets		$4,000,062,004
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($3,260,510,330 ÷ 123,448,382 shares)		$26.41
Class K:
Net Asset Value, offering price and redemption price per share ($739,551,674 ÷ 27,986,768 shares)		$26.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$34,173,788
Income from Fidelity Central Funds		229,582
Income before foreign taxes withheld		34,403,370
Less foreign taxes withheld		(2,900,981)
Total income		31,502,389
Expenses
Management fee	$12,696,117
Transfer agent fees	3,151,546
Accounting and security lending fees	754,994
Custodian fees and expenses	736,596
Independent trustees' fees and expenses	7,353
Registration fees	63,993
Audit	57,754
Legal	4,510
Interest	6,301
Miscellaneous	14,132
Total expenses before reductions	17,493,296
Expense reductions	(668,426)	16,824,870
Net investment income (loss)		14,677,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,774,673
Fidelity Central Funds	2,709
Foreign currency transactions	(822,580)
Total net realized gain (loss)		18,954,802
Change in net unrealized appreciation (depreciation) on: Investment securities	322,263,434
Assets and liabilities in foreign currencies	123,006
Total change in net unrealized appreciation (depreciation)		322,386,440
Net gain (loss)		341,341,242
Net increase (decrease) in net assets resulting from operations		$356,018,761

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,677,519	$21,682,785
Net realized gain (loss)	18,954,802	(227,815,936)
Change in net unrealized appreciation (depreciation)	322,386,440	470,369,169
Net increase (decrease) in net assets resulting from operations	356,018,761	264,236,018
Distributions to shareholders from net investment income	(23,974,554)	(17,361,594)
Share transactions - net increase (decrease)	(5,386,378)	131,573,266
Redemption fees	171,864	1,810,193
Total increase (decrease) in net assets	326,829,693	380,257,883
Net Assets
Beginning of period	3,673,232,311	3,292,974,428
End of period	$4,000,062,004	$3,673,232,311
Other Information
Undistributed net investment income end of period	$8,638,278	$17,935,313

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.25	$22.55	$25.44	$24.43	$22.15	$22.23
Income from Investment Operations
Net investment income (loss)A	.09	.14	.19	.17	.20	.33
Net realized and unrealized gain (loss)	2.22	1.66	(2.91)	.86	2.38	(.11)
Total from investment operations	2.31	1.80	(2.72)	1.03	2.58	.22
Distributions from net investment income	(.15)	(.11)	(.14)	(.02)	(.30)	(.30)
Distributions from net realized gain	–	–	(.03)	–	–	–
Total distributions	(.15)	(.11)	(.17)	(.02)	(.30)	(.30)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$26.41	$24.25	$22.55	$25.44	$24.43	$22.15
Total ReturnC,D	9.63%	8.07%	(10.76)%	4.22%	11.78%	1.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.01%	1.05%	1.07%	1.08%	1.09%
Expenses net of fee waivers, if any	.99%G	1.01%	1.05%	1.07%	1.08%	1.09%
Expenses net of all reductions	.95%G	1.00%	1.03%	1.07%	1.03%	1.03%
Net investment income (loss)	.78%G	.61%	.78%	.71%	.85%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,260,510	$3,014,957	$2,738,934	$2,370,927	$2,241,338	$2,203,756
Portfolio turnover rateH	74%G	79%	107%	94%	119%	176%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.28	$22.58	$25.48	$24.42	$22.15	$22.23
Income from Investment Operations
Net investment income (loss)A	.11	.18	.24	.23	.25	.37
Net realized and unrealized gain (loss)	2.23	1.66	(2.92)	.86	2.38	(.10)
Total from investment operations	2.34	1.84	(2.68)	1.09	2.63	.27
Distributions from net investment income	(.19)	(.15)	(.20)	(.03)	(.36)	(.35)
Distributions from net realized gain	–	–	(.03)	–	–	–
Total distributions	(.19)	(.15)	(.22)B	(.03)	(.36)	(.35)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$26.43	$24.28	$22.58	$25.48	$24.42	$22.15
Total ReturnD,E	9.76%	8.27%	(10.60)%	4.47%	12.01%	1.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.85%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.83%H	.84%	.85%	.85%	.87%	.87%
Expenses net of all reductions	.80%H	.83%	.83%	.85%	.82%	.81%
Net investment income (loss)	.93%H	.78%	.98%	.92%	1.07%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$739,552	$658,276	$554,041	$623,430	$547,369	$607,919
Portfolio turnover rateI	74%H	79%	107%	94%	119%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$995,288,231
Gross unrealized depreciation	(32,853,324)
Net unrealized appreciation (depreciation) on securities	$962,434,907
Tax cost	$3,050,096,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,838,920)
No expiration
Short-term	(360,338,760)
Long-term	(85,169,192)
Total no expiration	(445,507,952)
Total capital loss carryforward	$(470,346,872)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,343,043,234 and $1,407,100,085, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$2,995,502.20
Class K	156,044.05
	$3,151,546

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,672 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,129,818.85%		$6,301

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,119 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128,250, including $1,060 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $652,995 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,431.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Emerging Markets	$18,744,412	$13,660,209
Class K	5,230,142	3,701,385
Total	$23,974,554	$17,361,594

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Emerging Markets
Shares sold	16,265,862	40,381,882	$382,796,383	$879,217,354
Reinvestment of distributions	790,787	572,542	17,864,538	12,670,348
Shares redeemed	(17,959,036)	(38,074,038)	(425,830,637)	(819,023,837)
Net increase (decrease)	(902,387)	2,880,386	$(25,169,716)	$72,863,865
Class K
Shares sold	4,961,080	8,389,679	$117,341,002	$189,089,919
Reinvestment of distributions	231,437	167,256	5,230,142	3,701,385
Shares redeemed	(4,318,358)	(5,977,816)	(102,787,806)	(134,081,903)
Net increase (decrease)	874,159	2,579,119	$19,783,338	$58,709,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Emerging Markets	.99%
Actual		$1,000.00	$1,096.30	$5.15
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class K	.83%
Actual		$1,000.00	$1,097.60	$4.32
Hypothetical-C		$1,000.00	$1,020.68	$4.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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EMF-K-SANN-0617
1.863019.108

Fidelity® Total International Equity Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	12.7%
United States of America*	11.3%
United Kingdom	11.0%
Switzerland	5.9%
France	5.5%
Canada	4.8%
Germany	4.4%
Sweden	3.5%
India	3.3%
Other	37.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	13.7%
United States of America*	11.7%
United Kingdom	11.5%
Switzerland	6.9%
France	5.4%
Canada	5.1%
Germany	3.9%
Cayman Islands	3.5%
Australia	3.2%
Other	35.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.3
Investment Companies	0.4	0.0
Short-Term Investments and Net Other Assets (Liabilities)	2.1	1.7

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1	2.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3	0.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3	1.3
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.3	1.3
SAP AG (Germany, Software)	1.2	1.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.1	1.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.1	1.0
Naspers Ltd. Class N (South Africa, Media)	1.1	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.1	0.2
AIA Group Ltd. (Hong Kong, Insurance)	1.0	1.1
	12.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.3	17.1
Information Technology	15.5	14.4
Industrials	12.9	11.5
Consumer Staples	12.2	14.1
Consumer Discretionary	10.0	12.1
Health Care	9.9	11.8
Materials	8.9	7.7
Energy	4.2	4.0
Real Estate	1.8	2.1
Telecommunication Services	1.8	1.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 3.3%
Adelaide Brighton Ltd.	14,945	$66,250
Amcor Ltd.	37,925	446,136
Australia & New Zealand Banking Group Ltd.	78,388	1,922,912
Beacon Lighting Group Ltd.	45,008	60,664
CSL Ltd.	33,974	3,372,036
DuluxGroup Ltd.	31,910	161,764
Imdex Ltd. (a)	150,407	69,827
Insurance Australia Group Ltd.	168,220	782,231
Macquarie Group Ltd.	11,919	830,020
Magellan Financial Group Ltd.	23,701	418,482
Quintis Ltd.	54,330	48,819
RCG Corp. Ltd.	128,117	79,625
Transurban Group unit	93,952	858,285
Westpac Banking Corp.	93,378	2,447,883

TOTAL AUSTRALIA		11,564,934

Austria - 0.7%
Andritz AG	28,872	1,596,730
Buwog-Gemeinnuetzige Wohnung	26,449	714,222

TOTAL AUSTRIA		2,310,952

Bailiwick of Jersey - 0.2%
Integrated Diagnostics Holdings PLC	8,000	24,080
Wolseley PLC	12,877	818,425

TOTAL BAILIWICK OF JERSEY		842,505

Belgium - 1.9%
Anheuser-Busch InBev SA NV	38,371	4,327,112
KBC Ancora (a)	1,311	62,350
KBC Groep NV	29,595	2,136,724

TOTAL BELGIUM		6,526,186

Bermuda - 0.2%
Credicorp Ltd. (United States)	3,800	583,908
Vostok New Ventures Ltd. (depositary receipt) (a)	12,960	100,961

TOTAL BERMUDA		684,869

Brazil - 1.7%
BB Seguridade Participacoes SA	61,600	580,087
Cielo SA	78,403	595,300
Drogasil SA (a)	27,000	573,762
Equatorial Energia SA	27,300	494,471
Itau Unibanco Holding SA	13,400	143,792
Kroton Educacional SA	123,500	581,694
Qualicorp SA	73,600	524,050
Smiles SA	22,200	482,881
Ultrapar Participacoes SA	25,700	570,184
Vale SA sponsored ADR	102,700	881,166
Weg SA (a)	94,600	527,534

TOTAL BRAZIL		5,954,921

Canada - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	61,903	2,846,980
Canadian National Railway Co.	31,059	2,245,040
Canadian Pacific Railway Ltd.	6,000	919,351
CCL Industries, Inc. Class B	8,166	1,890,375
Constellation Software, Inc.	3,662	1,674,881
Franco-Nevada Corp.	22,200	1,509,870
Imperial Oil Ltd.	63,726	1,853,822
McCoy Global, Inc. (a)	12,300	17,571
New Look Vision Group, Inc.	3,500	73,074
Pason Systems, Inc.	57,978	860,931
Potash Corp. of Saskatchewan, Inc.	124,626	2,101,674
PrairieSky Royalty Ltd.	40,400	880,481
ShawCor Ltd. Class A	2,500	62,727
Tesco Corp. (a)	4,900	32,095

TOTAL CANADA		16,968,872

Cayman Islands - 3.1%
58.com, Inc. ADR (a)	4,600	182,068
Alibaba Group Holding Ltd. sponsored ADR (a)	34,800	4,019,400
Ctrip.com International Ltd. ADR (a)	15,800	798,058
NetEase, Inc. ADR	3,100	822,709
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	9,900	638,946
Shenzhou International Group Holdings Ltd.	77,000	506,843
Tencent Holdings Ltd.	128,100	4,013,801

TOTAL CAYMAN ISLANDS		10,981,825

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	14,600	519,030
China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	101,600	486,371
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	99,700	528,908
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	145,000	384,086
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	60,416	470,024
Kweichow Moutai Co. Ltd. (A Shares)	8,294	497,484
Midea Group Co. Ltd. Class A	92,400	451,176
Shanghai International Airport Co. Ltd. (A Shares)	102,000	506,782
Sinopharm Group Co. Ltd. (H Shares)	112,400	504,318
Wuliangye Yibin Co. Ltd. Class A	68,900	454,769
Yunnan Baiyao Group Co. Ltd.	35,200	436,585

TOTAL CHINA		4,720,503

Denmark - 0.6%
Jyske Bank A/S (Reg.)	15,454	825,858
Novo Nordisk A/S Series B sponsored ADR	26,200	1,013,416
Scandinavian Tobacco Group A/S	5,098	88,995
Spar Nord Bank A/S	12,031	136,375

TOTAL DENMARK		2,064,644

Finland - 0.5%
Sampo Oyj (A Shares) (b)	24,753	1,186,122
Tikkurila Oyj	26,780	530,920

TOTAL FINLAND		1,717,042

France - 5.5%
Atos Origin SA	11,748	1,539,491
AXA SA	58,506	1,560,949
Bouygues SA	11,367	477,886
Capgemini SA	8,802	881,274
Compagnie de St. Gobain	19,100	1,030,919
Dassault Systemes SA	5,100	455,156
Elis SA	7,978	165,118
Essilor International SA	7,184	930,847
Havas SA	70,804	654,729
Laurent-Perrier Group SA	959	73,835
LVMH Moet Hennessy - Louis Vuitton SA	1,849	456,461
Natixis SA	87,400	608,073
Sanofi SA	23,398	2,210,967
Societe Generale Series A	30,300	1,661,432
SR Teleperformance SA	6,600	829,295
Total SA	65,220	3,347,954
Vetoquinol SA	1,900	104,353
VINCI SA	18,400	1,568,390
Virbac SA (a)	730	114,945
Vivendi SA	40,552	804,617

TOTAL FRANCE		19,476,691

Germany - 4.3%
Axel Springer Verlag AG	9,100	510,600
BASF AG	19,214	1,872,381
Bayer AG	18,600	2,301,437
Brenntag AG	9,100	539,644
CompuGroup Medical AG	8,046	396,156
CTS Eventim AG	6,855	264,076
Deutsche Telekom AG	90,600	1,589,197
Fielmann AG	1,258	96,170
Fresenius SE & Co. KGaA	10,800	875,392
HeidelbergCement Finance AG	8,700	805,537
Linde AG	2,600	467,168
Nexus AG	1,120	26,962
SAP AG	40,555	4,062,234
Symrise AG	6,700	469,062
Vonovia SE	19,800	716,817

TOTAL GERMANY		14,992,833

Greece - 0.1%
Titan Cement Co. SA (Reg.)	18,200	475,608
Hong Kong - 1.6%
AIA Group Ltd.	507,400	3,512,762
CSPC Pharmaceutical Group Ltd.	402,000	558,165
Guangdong Investment Ltd.	362,000	560,335
Power Assets Holdings Ltd.	63,000	566,958
Techtronic Industries Co. Ltd.	106,500	457,308

TOTAL HONG KONG		5,655,528

India - 3.1%
Adani Ports & Special Economic Zone Ltd. (a)	102,012	519,977
Amara Raja Batteries Ltd. (a)	33,484	463,589
Asian Paints Ltd.	31,871	555,450
Eicher Motors Ltd.	1,318	534,416
Godrej Consumer Products Ltd.	20,772	563,096
HDFC Bank Ltd.	22,840	557,567
Hero Motocorp Ltd.	9,107	470,096
Hindustan Zinc Ltd.	101,004	420,968
Housing Development Finance Corp. Ltd.	97,641	2,334,560
IndusInd Bank Ltd. (a)	23,629	531,074
ITC Ltd.	170,410	736,879
Jyothy Laboratories Ltd.	20,604	128,194
LIC Housing Finance Ltd.	56,230	585,040
Maruti Suzuki India Ltd.	6,535	663,243
Power Grid Corp. of India Ltd.	145,676	471,311
Reliance Industries Ltd.	45,576	989,075
Zee Entertainment Enterprises Ltd.	67,048	549,452

TOTAL INDIA		11,073,987

Indonesia - 0.8%
PT Bank Central Asia Tbk	586,000	780,366
PT Bank Rakyat Indonesia Tbk	1,154,000	1,116,858
PT Surya Citra Media Tbk	205,900	44,180
PT Telkomunikasi Indonesia Tbk Series B	2,393,600	789,616

TOTAL INDONESIA		2,731,020

Ireland - 1.8%
Accenture PLC Class A	3,800	460,940
Allergan PLC	2,000	487,720
CRH PLC	17,248	628,243
CRH PLC sponsored ADR	62,529	2,271,053
FBD Holdings PLC (a)	5,372	47,692
James Hardie Industries PLC CDI	115,299	1,957,235
Medtronic PLC	7,500	623,175

TOTAL IRELAND		6,476,058

Isle of Man - 0.2%
Playtech Ltd.	61,992	770,001
Israel - 0.7%
Azrieli Group	7,196	383,265
Check Point Software Technologies Ltd. (a)	4,200	436,842
Elbit Systems Ltd. (Israel)	3,496	416,512
Frutarom Industries Ltd.	8,700	511,411
Ituran Location & Control Ltd.	5,661	177,189
Strauss Group Ltd.	8,059	141,719
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,009	473,984

TOTAL ISRAEL		2,540,922

Italy - 0.9%
Azimut Holding SpA	21,514	419,959
Beni Stabili SpA SIIQ	121,626	77,240
Interpump Group SpA	52,991	1,405,557
Intesa Sanpaolo SpA	377,900	1,103,129

TOTAL ITALY		3,005,885

Japan - 12.7%
AEON Financial Service Co. Ltd.	23,400	449,423
Ai Holdings Corp.	4,100	100,850
Aoki Super Co. Ltd.	6,000	74,277
Artnature, Inc.	11,000	70,455
Asahi Co. Ltd.	6,300	80,647
Astellas Pharma, Inc.	91,800	1,210,577
Azbil Corp.	10,700	359,946
Broadleaf Co. Ltd.	3,900	25,294
Central Automotive Products Ltd.	5,100	52,841
Coca-Cola West Co. Ltd.	1,800	53,528
Daiichikosho Co. Ltd.	4,100	177,829
Daikokutenbussan Co. Ltd.	4,000	191,254
DENSO Corp.	25,000	1,076,250
Dentsu, Inc.	6,600	371,814
East Japan Railway Co.	18,200	1,625,143
Funai Soken Holdings, Inc.	4,200	80,703
GCA Savvian Group Corp.	10,100	81,634
Goldcrest Co. Ltd.	10,060	178,684
Hoya Corp.	45,900	2,192,165
Hub Co. Ltd.	500	9,554
Itochu Corp.	79,200	1,119,706
Japan Tobacco, Inc.	8,620	286,573
Kao Corp.	11,200	617,695
KDDI Corp.	48,300	1,280,630
Keyence Corp.	6,142	2,468,370
Kobayashi Pharmaceutical Co. Ltd.	4,300	225,270
Komatsu Ltd.	71,600	1,913,263
Koshidaka Holdings Co. Ltd.	4,000	98,784
Kusuri No Aoki Holdings Co. Ltd.	1,700	73,429
Lasertec Corp.	12,600	164,006
Makita Corp.	21,000	748,823
Medikit Co. Ltd.	1,900	79,085
Miroku Jyoho Service Co., Ltd.	3,200	60,656
Misumi Group, Inc.	56,100	1,062,365
Mitsubishi UFJ Financial Group, Inc.	437,000	2,769,093
Mitsui Fudosan Co. Ltd.	34,000	747,100
Nabtesco Corp.	3,700	104,885
Nagaileben Co. Ltd.	9,500	218,847
Nakano Refrigerators Co. Ltd.	700	19,215
ND Software Co. Ltd.	5,500	49,684
Nihon Parkerizing Co. Ltd.	23,700	304,236
Nintendo Co. Ltd.	3,400	860,423
Nippon Telegraph & Telephone Corp.	22,900	981,394
Nomura Holdings, Inc.	142,700	857,574
NS Tool Co. Ltd.	7,600	109,424
OBIC Co. Ltd.	19,900	1,074,662
Olympus Corp.	50,800	1,954,985
ORIX Corp.	73,500	1,121,538
OSG Corp.	42,500	874,972
Panasonic Corp.	50,000	597,913
Paramount Bed Holdings Co. Ltd.	4,600	192,913
ProNexus, Inc.	7,900	98,932
Recruit Holdings Co. Ltd.	16,600	838,376
San-Ai Oil Co. Ltd.	11,400	96,743
Seven & i Holdings Co. Ltd.	18,800	794,331
Shin-Etsu Chemical Co. Ltd.	11,300	981,648
Shinsei Bank Ltd.	310,000	578,426
SHO-BOND Holdings Co. Ltd.	21,740	994,609
Shoei Co. Ltd.	5,800	161,032
SK Kaken Co. Ltd.	100	9,509
Software Service, Inc.	1,600	72,626
Sony Corp.	28,800	988,253
Sony Financial Holdings, Inc.	40,400	671,189
Subaru Corp.	16,100	608,327
Taiheiyo Cement Corp.	139,000	462,606
Techno Medica Co. Ltd.	1,800	32,004
The Monogatari Corp.	1,700	76,403
TKC Corp.	3,700	100,570
Tocalo Co. Ltd.	2,800	75,479
Tokio Marine Holdings, Inc.	23,200	976,492
Toyota Motor Corp.	46,300	2,505,793
USS Co. Ltd.	106,700	1,885,616
Welcia Holdings Co. Ltd.	3,500	112,716
Workman Co. Ltd.	4,300	125,750
Yamada Consulting Group Co. Ltd.	2,200	100,848
Yamato Kogyo Co. Ltd.	1,900	47,519

TOTAL JAPAN		44,896,178

Kenya - 0.3%
Safaricom Ltd.	5,162,200	962,910
Korea (South) - 2.5%
BGFretail Co. Ltd.	17,335	1,668,585
Coway Co. Ltd.	6,334	559,570
Leeno Industrial, Inc.	1,197	44,824
LG Household & Health Care Ltd.	814	619,659
NAVER Corp.	1,767	1,242,616
Samsung Electronics Co. Ltd.	2,438	4,781,275

TOTAL KOREA (SOUTH)		8,916,529

Luxembourg - 0.1%
Eurofins Scientific SA	1,000	492,473
Mexico - 1.8%
CEMEX S.A.B. de CV sponsored ADR	76,700	707,174
Consorcio ARA S.A.B. de CV	224,355	74,844
Embotelladoras Arca S.A.B. de CV	76,800	566,538
Fomento Economico Mexicano S.A.B. de CV:
unit	84,600	761,322
sponsored ADR	6,033	543,211
Gruma S.A.B. de CV Series B	37,535	501,218
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	53,300	548,140
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	29,905	567,465
Grupo Aeroportuario Norte S.A.B. de CV	82,100	455,611
Grupo Cementos de Chihuahua S.A.B. de CV	96,200	456,286
Grupo Mexico SA de CV Series B	219,000	644,136
Promotora y Operadora de Infraestructura S.A.B. de CV	49,315	526,177

TOTAL MEXICO		6,352,122

Netherlands - 2.2%
Aalberts Industries NV	6,100	242,001
Akzo Nobel NV	4,160	363,788
ASML Holding NV (Netherlands)	20,100	2,656,950
ING Groep NV (Certificaten Van Aandelen)	110,976	1,808,858
PostNL NV	55,000	272,418
RELX NV	57,476	1,111,616
Takeaway.com Holding BV (c)	1,800	60,626
VastNed Retail NV	3,427	128,024
Wolters Kluwer NV	16,174	686,939
Yandex NV Series A (a)	19,700	537,022

TOTAL NETHERLANDS		7,868,242

New Zealand - 0.1%
Auckland International Airport Ltd.	77,950	369,291
Norway - 0.3%
Kongsberg Gruppen ASA	5,900	92,080
Skandiabanken ASA	6,200	55,422
Statoil ASA	62,687	1,032,386

TOTAL NORWAY		1,179,888

Philippines - 0.8%
Ayala Corp.	31,730	548,220
Ayala Land, Inc.	769,500	541,626
D&L Industries, Inc.	1,690,400	431,435
Jollibee Food Corp.	22,780	95,387
SM Investments Corp.	37,050	537,818
SM Prime Holdings, Inc.	894,900	531,749

TOTAL PHILIPPINES		2,686,235

Russia - 0.8%
Alrosa Co. Ltd. (a)	314,900	542,693
Magnit OJSC	4,020	619,714
NOVATEK OAO GDR (Reg. S)	5,300	642,360
Sberbank of Russia	371,720	1,079,682

TOTAL RUSSIA		2,884,449

South Africa - 2.5%
Aspen Pharmacare Holdings Ltd.	28,200	585,007
Bidcorp Ltd.	27,732	587,563
Capitec Bank Holdings Ltd.	9,400	536,367
Clicks Group Ltd.	72,521	728,425
Discovery Ltd.	50,667	507,286
FirstRand Ltd.	200,200	746,794
Mondi Ltd.	21,800	565,613
Naspers Ltd. Class N	20,500	3,898,106
Sanlam Ltd.	106,400	564,415

TOTAL SOUTH AFRICA		8,719,576

Spain - 3.0%
Amadeus IT Holding SA Class A	39,900	2,151,422
Banco Santander SA (Spain)	238,400	1,554,759
CaixaBank SA	242,906	1,102,901
Hispania Activos Inmobiliarios SA	31,295	472,482
Iberdrola SA	211,733	1,522,690
Inditex SA	66,996	2,569,582
Merlin Properties Socimi SA	36,400	430,803
Prosegur Compania de Seguridad SA (Reg.)	116,876	762,605

TOTAL SPAIN		10,567,244

Sweden - 3.5%
Addlife AB (a)	1,000	19,024
AddTech AB (B Shares)	7,400	133,257
ASSA ABLOY AB (B Shares)	134,700	2,918,376
Atlas Copco AB (A Shares)	42,200	1,577,980
Fagerhult AB	30,875	1,274,069
Investor AB (B Shares)	21,687	991,393
Lagercrantz Group AB (B Shares)	12,400	135,448
Loomis AB (B Shares)	3,900	141,561
Nordea Bank AB	142,467	1,753,232
Saab AB (B Shares)	4,100	203,303
Svenska Cellulosa AB (SCA) (B Shares)	27,800	920,881
Svenska Handelsbanken AB (A Shares)	65,645	931,613
Swedbank AB (A Shares)	38,600	914,742
Telefonaktiebolaget LM Ericsson (B Shares)	50,800	330,039

TOTAL SWEDEN		12,244,918

Switzerland - 5.9%
ABB Ltd. (Reg.)	48,990	1,200,464
Credit Suisse Group AG	32,912	501,940
Lafargeholcim Ltd. (Reg.)	13,320	755,023
Nestle SA (Reg. S)	94,906	7,309,701
Novartis AG	39,432	3,035,675
Roche Holding AG (participation certificate)	11,345	2,968,584
Schindler Holding AG:
(participation certificate)	4,737	967,871
(Reg.)	1,212	240,695
Sika AG	70	446,734
Tecan Group AG	170	29,011
UBS Group AG	105,989	1,802,873
Zurich Insurance Group AG	5,596	1,548,628

TOTAL SWITZERLAND		20,807,199

Taiwan - 1.7%
Addcn Technology Co. Ltd.	10,772	80,372
Advantech Co. Ltd.	60,000	484,399
Largan Precision Co. Ltd.	3,870	642,162
Taiwan Semiconductor Manufacturing Co. Ltd.	723,035	4,649,702

TOTAL TAIWAN		5,856,635

Thailand - 0.3%
Airports of Thailand PCL (For. Reg.)	451,100	524,762
Thai Beverage PCL	722,600	478,406

TOTAL THAILAND		1,003,168

Turkey - 0.2%
Tofas Turk Otomobil Fabrikasi A/S	55,707	463,918
Tupras Turkiye Petrol Rafinelleri A/S	12,000	302,369

TOTAL TURKEY		766,287

United Arab Emirates - 0.2%
National Bank of Abu Dhabi PJSC (a)	174,704	523,208
United Kingdom - 11.0%
Alliance Pharma PLC	68,814	42,336
AstraZeneca PLC (United Kingdom)	25,904	1,551,376
Aviva PLC	229,915	1,563,517
Avon Rubber PLC	1,300	17,663
BAE Systems PLC	277,221	2,251,582
Berendsen PLC	68,755	747,142
BHP Billiton PLC	34,490	525,807
BP PLC	367,555	2,104,111
British American Tobacco PLC (United Kingdom)	56,400	3,810,574
Bunzl PLC	33,129	1,033,241
Compass Group PLC	54,907	1,108,617
Dechra Pharmaceuticals PLC	3,300	72,233
Domino's Pizza UK & IRL PLC	15,700	67,206
DP Poland PLC (a)	40,800	26,818
Elementis PLC	139,608	550,055
Great Portland Estates PLC	18,172	162,872
Hilton Food Group PLC	3,495	34,833
Howden Joinery Group PLC	82,700	495,933
HSBC Holdings PLC sponsored ADR	24,607	1,013,070
Imperial Tobacco Group PLC	20,948	1,026,127
Informa PLC	275,792	2,293,261
InterContinental Hotel Group PLC	8,600	456,242
InterContinental Hotel Group PLC ADR	40,112	2,117,512
ITE Group PLC	49,000	112,333
ITV PLC	207,919	565,523
Just Eat Holding Ltd. (a)	11,540	86,242
Lloyds Banking Group PLC	2,131,800	1,915,479
Micro Focus International PLC	36,100	1,210,064
NMC Health PLC	19,400	499,271
Prudential PLC	108,664	2,411,674
Reckitt Benckiser Group PLC	33,251	3,063,666
Rightmove PLC	9,000	487,954
Rio Tinto PLC	34,802	1,372,947
Royal Dutch Shell PLC Class B (United Kingdom)	18,114	481,959
Shaftesbury PLC	41,937	506,233
Spectris PLC	21,770	778,224
Spirax-Sarco Engineering PLC	6,499	437,710
Standard Chartered PLC (United Kingdom) (a)	120,535	1,125,915
Topps Tiles PLC	25,400	34,132
Ultra Electronics Holdings PLC	6,201	168,020
Unilever PLC	8,600	442,456
Unite Group PLC	12,351	103,501

TOTAL UNITED KINGDOM		38,875,431

United States of America - 8.8%
A.O. Smith Corp.	8,300	447,204
Alphabet, Inc.:
Class A (a)	2,030	1,876,776
Class C (a)	483	437,579
Amazon.com, Inc. (a)	520	480,995
Amgen, Inc.	2,600	424,632
Amphenol Corp. Class A	6,100	441,091
Autoliv, Inc.	11,254	1,127,538
Berkshire Hathaway, Inc. Class B (a)	8,216	1,357,365
China Biologic Products, Inc. (a)	10,800	1,274,400
ConocoPhillips Co.	19,400	929,454
Constellation Brands, Inc. Class A (sub. vtg.)	2,700	465,858
Domino's Pizza, Inc.	2,390	433,522
Edgewell Personal Care Co. (a)	4,300	307,407
Facebook, Inc. Class A (a)	3,400	510,850
Martin Marietta Materials, Inc.	5,660	1,246,275
MasterCard, Inc. Class A	24,130	2,806,802
Mettler-Toledo International, Inc. (a)	900	462,078
Mohawk Industries, Inc. (a)	5,095	1,196,255
Molson Coors Brewing Co. Class B	11,600	1,112,324
Moody's Corp.	9,700	1,147,704
MSCI, Inc.	12,500	1,254,000
Philip Morris International, Inc.	19,600	2,172,464
PPG Industries, Inc.	4,900	538,216
PriceSmart, Inc.	6,285	546,481
ResMed, Inc.	12,460	847,155
S&P Global, Inc.	16,200	2,173,878
Sherwin-Williams Co.	4,600	1,539,528
The Walt Disney Co.	3,800	439,280
Visa, Inc. Class A	32,677	2,980,796

TOTAL UNITED STATES OF AMERICA		30,977,907

TOTAL COMMON STOCKS
(Cost $278,507,607)		339,004,706

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (d)	3,557,622	549,993
Nonconvertible Preferred Stocks - 1.1%
Brazil - 0.8%
Ambev SA sponsored ADR	167,000	956,910
Itau Unibanco Holding SA	99,170	1,226,639
Itausa-Investimentos Itau SA (PN)	217,400	677,395
		2,860,944
Germany - 0.1%
Sartorius AG (non-vtg.)	4,300	393,736
Spain - 0.2%
Grifols SA Class B	30,200	644,614

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,899,294

TOTAL PREFERRED STOCKS
(Cost $3,616,876)		4,449,287

Investment Companies - 0.4%
United States of America - 0.4%
iShares MSCI EAFE Small-Cap ETF
(Cost $1,570,116)	27,800	1,568,476

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 0.85% (e)	5,708,343	5,709,485
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	1,271,875	1,272,002
TOTAL MONEY MARKET FUNDS
(Cost $6,981,487)		6,981,487
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $290,676,086)		352,003,956
NET OTHER ASSETS (LIABILITIES) - 0.1%		311,081
NET ASSETS - 100%		$352,315,037

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,626 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $549,993 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$530,934

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,461
Fidelity Securities Lending Cash Central Fund	21,692
Total	$43,153

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$36,678,330	$26,573,194	$10,105,136	$--
Consumer Staples	42,471,767	23,518,258	18,953,509	--
Energy	14,204,222	7,237,812	6,966,410	--
Financials	67,910,499	45,020,193	22,890,306	--
Health Care	34,793,103	21,514,487	13,278,616	--
Industrials	46,143,187	38,391,063	7,752,124	--
Information Technology	55,187,580	40,390,107	14,797,473	--
Materials	31,151,175	28,624,178	2,526,997	--
Real Estate	5,694,618	5,694,618	--	--
Telecommunication Services	5,603,747	962,910	4,640,837	--
Utilities	3,615,765	3,615,765	--	--
Investment Companies	1,568,476	1,568,476	--	--
Money Market Funds	6,981,487	6,981,487	--	--
Total Investments in Securities:	$352,003,956	$250,092,548	$101,911,408	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$11,768,859
Level 2 to Level 1	$8,584,383

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,149,670) — See accompanying schedule: Unaffiliated issuers (cost $283,694,599)	$345,022,469
Fidelity Central Funds (cost $6,981,487)	6,981,487
Total Investments (cost $290,676,086)		$352,003,956
Cash		260,283
Foreign currency held at value (cost $204,133)		204,121
Receivable for investments sold		2,196,362
Receivable for fund shares sold		114,112
Dividends receivable		1,785,054
Distributions receivable from Fidelity Central Funds		10,866
Prepaid expenses		202
Receivable from investment adviser for expense reductions		82
Other receivables		36,246
Total assets		356,611,284
Liabilities
Payable for investments purchased	$2,459,052
Payable for fund shares redeemed	184,648
Accrued management fee	224,529
Distribution and service plan fees payable	10,130
Other affiliated payables	49,420
Other payables and accrued expenses	96,468
Collateral on securities loaned	1,272,000
Total liabilities		4,296,247
Net Assets		$352,315,037
Net Assets consist of:
Paid in capital		$307,349,169
Undistributed net investment income		1,726,589
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,043,442)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,282,721
Net Assets		$352,315,037
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,521,385 ÷ 1,017,298 shares)		$8.38
Maximum offering price per share (100/94.25 of $8.38)		$8.89
Class M:
Net Asset Value and redemption price per share ($14,784,961 ÷ 1,757,259 shares)		$8.41
Maximum offering price per share (100/96.50 of $8.41)		$8.72
Class C:
Net Asset Value and offering price per share ($2,937,777 ÷ 350,019 shares)(a)		$8.39
Total International Equity:
Net Asset Value, offering price and redemption price per share ($322,011,677 ÷ 38,383,771 shares)		$8.39
Class I:
Net Asset Value, offering price and redemption price per share ($3,951,015 ÷ 472,731 shares)		$8.36
Class Z:
Net Asset Value, offering price and redemption price per share ($108,222 ÷ 12,937 shares)		$8.37

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,184,091
Income from Fidelity Central Funds		43,153
Income before foreign taxes withheld		4,227,244
Less foreign taxes withheld		(374,193)
Total income		3,853,051
Expenses
Management fee
Basic fee	$1,129,780
Performance adjustment	71,150
Transfer agent fees	204,650
Distribution and service plan fees	59,505
Accounting and security lending fees	84,093
Custodian fees and expenses	98,051
Independent trustees' fees and expenses	649
Registration fees	28,464
Audit	55,153
Legal	1,145
Miscellaneous	1,944
Total expenses before reductions	1,734,584
Expense reductions	(24,463)	1,710,121
Net investment income (loss)		2,142,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,759,675
Fidelity Central Funds	(952)
Foreign currency transactions	(88,370)
Total net realized gain (loss)		8,670,353
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $34,910)	23,429,654
Assets and liabilities in foreign currencies	23,913
Total change in net unrealized appreciation (depreciation)		23,453,567
Net gain (loss)		32,123,920
Net increase (decrease) in net assets resulting from operations		$34,266,850

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,142,930	$4,368,676
Net realized gain (loss)	8,670,353	3,239,278
Change in net unrealized appreciation (depreciation)	23,453,567	(10,501,802)
Net increase (decrease) in net assets resulting from operations	34,266,850	(2,893,848)
Distributions to shareholders from net investment income	(4,227,310)	(3,869,339)
Share transactions - net increase (decrease)	14,264,395	(21,421,371)
Redemption fees	1,125	1,162
Total increase (decrease) in net assets	44,305,060	(28,183,396)
Net Assets
Beginning of period	308,009,977	336,193,373
End of period	$352,315,037	$308,009,977
Other Information
Undistributed net investment income end of period	$1,726,589	$3,810,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.67	$7.79	$8.00	$8.27	$7.31	$6.67
Income from Investment Operations
Net investment income (loss)A	.04	.08	.07	.13	.09	.13
Net realized and unrealized gain (loss)	.75	(.14)	(.14)	(.12)	1.24	.59
Total from investment operations	.79	(.06)	(.07)	.01	1.33	.72
Distributions from net investment income	(.08)	(.06)	(.10)	(.10)	(.13)	(.08)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.08)	(.06)	(.14)	(.28)	(.37)B	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.38	$7.67	$7.79	$8.00	$8.27	$7.31
Total ReturnD,E,F	10.47%	(.76)%	(.89)%	.19%	19.00%	10.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.52%	1.48%	1.44%	1.50%	1.57%
Expenses net of fee waivers, if any	1.42%I	1.45%	1.45%	1.44%	1.45%	1.45%
Expenses net of all reductions	1.41%I	1.45%	1.44%	1.44%	1.43%	1.42%
Net investment income (loss)	.97%I	1.10%	.86%	1.63%	1.21%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$8,521	$8,576	$9,163	$9,164	$9,034	$5,767
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.70	$7.81	$8.04	$8.32	$7.37	$6.73
Income from Investment Operations
Net investment income (loss)A	.03	.06	.05	.11	.07	.11
Net realized and unrealized gain (loss)	.75	(.13)	(.15)	(.12)	1.25	.59
Total from investment operations	.78	(.07)	(.10)	(.01)	1.32	.70
Distributions from net investment income	(.07)	(.04)	(.09)	(.09)	(.13)	(.06)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.07)	(.04)	(.13)	(.27)	(.37)B	(.06)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.41	$7.70	$7.81	$8.04	$8.32	$7.37
Total ReturnD,E,F	10.18%	(.86)%	(1.26)%	(.06)%	18.73%	10.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.73%	1.70%	1.68%	1.75%	1.84%
Expenses net of fee waivers, if any	1.64%I	1.70%	1.70%	1.68%	1.70%	1.70%
Expenses net of all reductions	1.63%I	1.69%	1.69%	1.68%	1.67%	1.67%
Net investment income (loss)	.75%I	.85%	.61%	1.38%	.96%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$14,785	$13,893	$13,962	$10,282	$7,909	$2,348
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.66	$7.77	$8.00	$8.28	$7.31	$6.67
Income from Investment Operations
Net investment income (loss)A	.01	.03	.01	.07	.04	.08
Net realized and unrealized gain (loss)	.74	(.14)	(.15)	(.12)	1.25	.58
Total from investment operations	.75	(.11)	(.14)	(.05)	1.29	.66
Distributions from net investment income	(.02)	–	(.05)	(.05)	(.08)	(.02)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.02)	–	(.09)	(.23)	(.32)B	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.66	$7.77	$8.00	$8.28	$7.31
Total ReturnD,E,F	9.87%	(1.42)%	(1.73)%	(.57)%	18.30%	9.98%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.22%I	2.30%	2.26%	2.22%	2.26%	2.31%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.18%I	2.20%	2.19%	2.20%	2.18%	2.17%
Net investment income (loss)	.19%I	.35%	.11%	.87%	.46%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$2,938	$2,713	$3,311	$4,028	$3,584	$2,737
Portfolio turnover rateJ	53%I	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.70	$7.82	$8.03	$8.29	$7.32	$6.69
Income from Investment Operations
Net investment income (loss)A	.05	.11	.10	.16	.12	.15
Net realized and unrealized gain (loss)	.75	(.13)	(.14)	(.12)	1.24	.58
Total from investment operations	.80	(.02)	(.04)	.04	1.36	.73
Distributions from net investment income	(.11)	(.10)	(.13)	(.12)	(.15)	(.10)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.11)	(.10)	(.17)	(.30)	(.39)B	(.10)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.39	$7.70	$7.82	$8.03	$8.29	$7.32
Total ReturnD,E	10.55%	(.32)%	(.51)%	.55%	19.48%	11.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.11%	1.07%	1.04%	1.09%	1.16%
Expenses net of fee waivers, if any	1.02%H	1.11%	1.07%	1.04%	1.09%	1.16%
Expenses net of all reductions	1.01%H	1.10%	1.06%	1.04%	1.07%	1.13%
Net investment income (loss)	1.37%H	1.44%	1.24%	2.03%	1.57%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$322,012	$280,672	$307,035	$324,438	$324,395	$281,979
Portfolio turnover rateI	53%H	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$7.66	$7.78	$7.99	$8.26	$7.30	$6.67
Income from Investment Operations
Net investment income (loss)A	.05	.10	.09	.15	.11	.14
Net realized and unrealized gain (loss)	.75	(.13)	(.14)	(.12)	1.24	.59
Total from investment operations	.80	(.03)	(.05)	.03	1.35	.73
Distributions from net investment income	(.10)	(.09)	(.12)	(.12)	(.15)	(.10)
Distributions from net realized gain	–	–	(.04)	(.18)	(.25)	–
Total distributions	(.10)	(.09)	(.16)	(.30)	(.39)B	(.10)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$8.36	$7.66	$7.78	$7.99	$8.26	$7.30
Total ReturnD,E	10.59%	(.43)%	(.64)%	.37%	19.40%	11.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.22%	1.17%	1.15%	1.21%	1.27%
Expenses net of fee waivers, if any	1.10%H	1.20%	1.17%	1.15%	1.20%	1.20%
Expenses net of all reductions	1.09%H	1.20%	1.16%	1.15%	1.18%	1.17%
Net investment income (loss)	1.29%H	1.35%	1.14%	1.91%	1.46%	2.13%
Supplemental Data
Net assets, end of period (000 omitted)	$3,951	$2,156	$2,602	$2,240	$2,372	$1,514
Portfolio turnover rateI	53%H	51%	53%	85%	89%	110%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.39 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total International Equity Fund Class Z

Six months ended (Unaudited) April 30,
2017 A
Selected Per–Share Data
Net asset value, beginning of period	$7.73
Income from Investment Operations
Net investment income (loss)B	.05
Net realized and unrealized gain (loss)	.59
Total from investment operations	.64
Distributions from net investment income	–
Distributions from net realized gain	–
Total distributions	–
Redemption fees added to paid in capitalB,C	–
Net asset value, end of period	$8.37
Total ReturnD,E	8.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.95%H
Expenses net of fee waivers, if any	.95%H
Expenses net of all reductions	.93%H
Net investment income (loss)	2.46%H
Supplemental Data
Net assets, end of period (000 omitted)	$108
Portfolio turnover rateI	53%H

 A For the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class Z shares on February 01, 2017. The Fund offers Class A, Class M (formerly Class T), Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, certain foreign taxes, passive foreign investment companies (PFIC), expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$67,556,148
Gross unrealized depreciation	(7,722,433)
Net unrealized appreciation (depreciation) on securities	$59,833,715
Tax cost	$292,170,241

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(13,607,298)
2019	(8,855,997)
Total with expiration	(22,463,295)
No expiration
Short-term	(1,840,457)
Total capital loss carryforward	$(24,303,752)

Due to large subscriptions in a prior period, $22,463,295 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $4,535,766 per year

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,691,070 and $84,569,294, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$10,450	$1,021
Class M	.25%	.25%	35,276	–
Class C	.75%	.25%	13,779	2,508
			$59,505	$3,529

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$874
Class M	858
Class C(a)	315
$2,047

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$11,185.27
Class M	16,738.24
Class C	4,286.31
Total International Equity	170,021.11
Class I	2,408.20
Class Z	12.05
	$204,650

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $394 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $544 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,692. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	2.20%	$268

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,831 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,364.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$92,173	$72,361
Class M	119,902	77,358
Class C	8,223	–
Total International Equity	3,979,536	3,691,251
Class I	27,476	28,369
Total	$4,227,310	$3,869,339

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017(a)	Year ended October 31, 2016	Six months ended April 30, 2017(a)	Year ended October 31, 2016
Class A
Shares sold	71,231	221,277	$558,901	$1,661,593
Reinvestment of distributions	12,257	9,322	91,682	71,782
Shares redeemed	(183,857)	(289,523)	(1,436,713)	(2,176,317)
Net increase (decrease)	(100,369)	(58,924)	$(786,130)	$(442,942)
Class M
Shares sold	183,236	459,219	$1,397,603	$3,481,274
Reinvestment of distributions	15,944	9,988	119,902	77,308
Shares redeemed	(246,794)	(451,150)	(1,918,439)	(3,381,486)
Net increase (decrease)	(47,614)	18,057	$(400,934)	$177,096
Class B
Shares sold	–	1,078	$–	$7,665
Shares redeemed	–	(16,441)	–	(122,211)
Net increase (decrease)	–	(15,363)	$–	$(114,546)
Class C
Shares sold	47,309	91,061	$367,562	$684,626
Reinvestment of distributions	1,070	–	8,046	–
Shares redeemed	(52,737)	(162,991)	(412,214)	(1,228,823)
Net increase (decrease)	(4,358)	(71,930)	$(36,606)	$(544,197)
Total International Equity
Shares sold	5,074,241	4,801,342	$38,688,159	$36,478,674
Reinvestment of distributions	523,250	471,692	3,913,907	3,632,026
Shares redeemed	(3,687,104)	(8,073,720)	(28,747,034)	(60,183,392)
Net increase (decrease)	1,910,387	(2,800,686)	$13,855,032	$(20,072,692)
Class I
Shares sold	271,947	155,879	$2,158,212	$1,165,295
Reinvestment of distributions	3,621	3,671	27,016	28,160
Shares redeemed	(84,375)	(212,465)	(652,197)	(1,617,545)
Net increase (decrease)	191,193	(52,915)	$1,533,031	$(424,090)
Class Z
Shares sold	12,937	–	$100,000	$–
Net increase (decrease)	12,937	–	$100,000	$–

 (a) Share transactions for class Z are for the period February 1, 2017 (commencement of sale of shares) to April 30, 2017.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned approximately 71% of the total outstanding shares of the Fund.

Effective after the close of business on April 30, 2017, 30,358,599 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $259,566,026. The Fund recognized a net realized gain of $51,686,663 for book purposes and no gain or loss for federal income tax purposes.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017) for Class A, Class M, Class C, Total International Equity and Class I and for the period (February 1, 2017 to April 30, 2017) for Class Z. The hypothetical expense is based on an investment of $1,000 invested for the one-half year period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2017	Expenses Paid During Period
Class A	1.42%
Actual		$1,000.00	$1,104.70	$7.41-B
Hypothetical-C		$1,000.00	$1,017.75	$7.10-D
Class M	1.64%
Actual		$1,000.00	$1,101.80	$8.55-B
Hypothetical-C		$1,000.00	$1,016.66	$8.20-D
Class C	2.20%
Actual		$1,000.00	$1,098.70	$11.45-B
Hypothetical-C		$1,000.00	$1,013.88	$10.99-D
Total International Equity	1.02%
Actual		$1,000.00	$1,105.50	$5.32-B
Hypothetical-C		$1,000.00	$1,019.74	$5.11-D
Class I	1.10%
Actual		$1,000.00	$1,105.90	$5.74-B
Hypothetical-C		$1,000.00	$1,019.34	$5.51-D
Class Z	.95%
Actual		$1,000.00	$1,082.80	$2.36-B
Hypothetical-C		$1,000.00	$1,020.08	$4.76-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual Expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A, Class M, Class C, Total International Equity and Class I and multiplied by 89/365 (to reflect the period February 01, 2017 to April 30, 2017) for class Z.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TIE-SANN-0617
1.912361.107

Fidelity Advisor® Global Commodity Stock Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Global Commodity Stock Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	6.4	5.7
BHP Billiton PLC	4.4	4.2
Chevron Corp.	4.2	4.0
Rio Tinto PLC	4.1	3.5
Archer Daniels Midland Co.	3.5	3.4
Glencore Xstrata PLC	3.4	2.4
Potash Corp. of Saskatchewan, Inc.	2.6	2.3
Suncor Energy, Inc.	2.2	2.4
Anadarko Petroleum Corp.	2.2	2.3
Total SA	2.2	2.2
	35.2

Top Sectors (% of fund's net assets)

As of April 30, 2017
Energy	34.5%
Metals	31.3%
Agriculture	28.7%
Other	3.9%
Short-Term Investments and Net Other Assets	1.6%

As of October 31, 2016
Agriculture	32.2%
Energy	30.3%
Metals	30.2%
Other	6.3%
Short-Term Investments and Net Other Assets	1.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Chemicals - 20.9%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	27,100	$2,296,996
Westlake Chemical Corp.	3,300	205,425
		2,502,421
Diversified Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	10,500	837,375
The Chemours Co. LLC	21,300	858,177
The Dow Chemical Co.	700	43,960
		1,739,512
Fertilizers & Agricultural Chemicals - 19.6%
Agrium, Inc.	97,000	9,104,165
CF Industries Holdings, Inc.	257,160	6,876,458
FMC Corp.	71,000	5,199,330
Intrepid Potash, Inc. (a)	149,300	270,233
K&S AG (b)	120,300	2,870,492
Monsanto Co.	230,200	26,843,625
Potash Corp. of Saskatchewan, Inc.	646,200	10,897,421
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	51,000	1,813,050
Syngenta AG (a)	16,496	7,647,844
The Mosaic Co.	205,561	5,535,758
UPL Ltd. (a)	75,800	950,477
Yara International ASA	98,000	3,643,326
		81,652,179
Specialty Chemicals - 0.3%
Novozymes A/S Series B	1,000	43,203
Platform Specialty Products Corp. (a)	29,500	418,015
W.R. Grace & Co.	12,400	864,528
		1,325,746

TOTAL CHEMICALS		87,219,858

Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
KBR, Inc.	85,200	1,197,060
Construction Materials - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	9,100	873,327
Containers & Packaging - 0.0%
Paper Packaging - 0.0%
WestRock Co.	359	19,228
Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Baker Hughes, Inc.	18,200	1,080,534
Food Products - 7.1%
Agricultural Products - 6.9%
Archer Daniels Midland Co.	316,400	14,475,300
Bunge Ltd.	83,500	6,599,005
Darling International, Inc. (a)	180,800	2,735,504
First Resources Ltd.	1,505,600	2,020,542
Ingredion, Inc.	6,900	854,358
SLC Agricola SA	350,000	2,161,277
		28,845,986
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	72,600	805,134

TOTAL FOOD PRODUCTS		29,651,120

Independent Power and Renewable Electricity Producers - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	111,600	1,138,320
China Resources Power Holdings Co. Ltd.	478,000	861,566
The AES Corp.	37,100	419,601
		2,419,487
Machinery - 1.0%
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	13,500	863,865
Deere & Co.	1,900	212,059
Jain Irrigation Systems Ltd.	824,359	1,436,121
		2,512,045
Construction Machinery & Heavy Trucks - 0.4%
Allison Transmission Holdings, Inc.	43,100	1,667,108
Caterpillar, Inc.	600	61,356
		1,728,464

TOTAL MACHINERY		4,240,509

Metals & Mining - 30.3%
Copper - 2.2%
Antofagasta PLC	4,100	44,500
First Quantum Minerals Ltd.	483,324	4,606,458
Freeport-McMoRan, Inc. (a)	343,800	4,383,450
		9,034,408
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom) (a)	329,951	4,728,656
Arizona Mining, Inc. (a)	620,900	859,676
BHP Billiton PLC	1,188,404	18,117,466
Boliden AB (b)	27,900	797,566
Glencore Xstrata PLC	3,563,919	14,016,447
Grupo Mexico SA de CV Series B	272,611	801,820
Ivanhoe Mines Ltd. (a)	395,500	1,387,821
Korea Zinc Co. Ltd.	2,792	1,044,300
MMC Norilsk Nickel PJSC sponsored ADR	51,300	789,251
Rio Tinto PLC	437,387	17,255,018
South32 Ltd.	655,278	1,357,930
Sumitomo Metal Mining Co. Ltd.	103,000	1,396,587
Teck Resources Ltd. Class B (sub. vtg.)	122,200	2,535,221
Turquoise Hill Resources Ltd. (a)	271,300	739,340
		65,827,099
Gold - 6.7%
Acacia Mining PLC	40,000	204,952
Agnico Eagle Mines Ltd. (Canada)	45,800	2,189,260
AngloGold Ashanti Ltd. sponsored ADR	88,000	1,005,840
B2Gold Corp. (a)	691,280	1,736,999
Barrick Gold Corp.	250,400	4,186,021
Compania de Minas Buenaventura SA sponsored ADR	54,200	650,942
Continental Gold, Inc. (a)	375,900	848,154
Eldorado Gold Corp.	178,200	651,418
Franco-Nevada Corp.	20,100	1,367,044
Goldcorp, Inc.	42,510	592,315
Newcrest Mining Ltd.	120,542	1,909,941
Newmont Mining Corp.	147,100	4,973,451
Premier Gold Mines Ltd. (a)	1,433,200	2,897,793
Randgold Resources Ltd. sponsored ADR	22,900	2,014,971
SEMAFO, Inc. (a)	362,500	833,852
Tahoe Resources, Inc.	121,000	980,374
Torex Gold Resources, Inc. (a)	50,070	848,041
		27,891,368
Precious Metals & Minerals - 0.4%
Fresnillo PLC	42,800	804,910
Gold Standard Ventures Corp. (a)	477,700	808,386
Impala Platinum Holdings Ltd. (a)	67,400	216,273
		1,829,569
Silver - 0.5%
Silver Wheaton Corp.	110,200	2,199,075
Steel - 4.7%
ArcelorMittal SA Class A unit (a)(b)	504,610	3,935,958
Fortescue Metals Group Ltd.	220,700	877,531
Hyundai Steel Co.	24,552	1,184,867
JFE Holdings, Inc.	117,500	2,003,218
Nippon Steel & Sumitomo Metal Corp.	68,400	1,540,419
Nucor Corp.	75,192	4,611,525
POSCO	17,262	4,076,341
Thyssenkrupp AG	67,100	1,597,426
		19,827,285

TOTAL METALS & MINING		126,608,804

Oil, Gas & Consumable Fuels - 33.9%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc. (a)(b)	12,200	856,928
Integrated Oil & Gas - 15.4%
BP PLC	793,100	4,540,193
Cenovus Energy, Inc.	300,300	2,994,090
Chevron Corp.	162,400	17,328,080
China Petroleum & Chemical Corp. (H Shares)	1,932,000	1,568,888
Exxon Mobil Corp.	77,700	6,344,205
Imperial Oil Ltd.	37,100	1,079,258
Lukoil PJSC sponsored ADR	44,700	2,220,026
Occidental Petroleum Corp.	41,400	2,547,756
Royal Dutch Shell PLC:
Class A (United Kingdom)	136,500	3,544,694
Class B (United Kingdom)	44,393	1,181,164
Statoil ASA (b)	135,400	2,229,888
Suncor Energy, Inc.	297,832	9,333,909
Total SA	180,400	9,260,516
		64,172,667
Oil & Gas Exploration & Production - 16.7%
Anadarko Petroleum Corp.	163,500	9,322,770
Apache Corp.	59,200	2,879,488
Cabot Oil & Gas Corp.	86,200	2,003,288
Callon Petroleum Co. (a)	70,900	839,456
Canadian Natural Resources Ltd.	95,000	3,025,970
Cimarex Energy Co.	7,100	828,428
CNOOC Ltd. sponsored ADR	18,400	2,137,160
Concho Resources, Inc. (a)	6,700	848,622
ConocoPhillips Co.	171,100	8,197,401
Continental Resources, Inc. (a)	41,400	1,755,774
Crescent Point Energy Corp.	20,400	201,900
Devon Energy Corp.	56,800	2,243,032
Diamondback Energy, Inc. (a)	19,200	1,916,928
EOG Resources, Inc.	57,300	5,300,250
EQT Corp.	53,801	3,127,990
Hess Corp.	34,900	1,704,167
INPEX Corp.	84,600	810,900
Marathon Oil Corp.	163,000	2,423,810
Murphy Oil Corp.	31,400	822,052
Newfield Exploration Co. (a)	27,400	948,588
Noble Energy, Inc.	123,300	3,986,289
NOVATEK OAO GDR (Reg. S)	13,400	1,624,080
Parsley Energy, Inc. Class A (a)	28,900	860,931
PDC Energy, Inc. (a)	13,900	767,697
Pioneer Natural Resources Co.	16,610	2,873,364
PrairieSky Royalty Ltd.	83,798	1,826,300
Range Resources Corp.	77,800	2,060,922
Rice Energy, Inc. (a)	37,800	804,762
RSP Permian, Inc. (a)	22,200	844,710
Seven Generations Energy Ltd. (a)	25,800	456,823
Southwestern Energy Co. (a)	151,500	1,137,765
Woodside Petroleum Ltd.	59,111	1,424,361
		70,005,978
Oil & Gas Refining & Marketing - 0.1%
Reliance Industries Ltd.	20,400	442,714
Oil & Gas Storage & Transport - 1.5%
Boardwalk Pipeline Partners, LP	58,000	1,052,120
Cheniere Energy Partners LP	6,600	209,550
Cheniere Energy, Inc. (a)	4,600	208,610
Golar LNG Ltd.	33,600	857,136
Kinder Morgan, Inc.	41,600	858,208
Plains All American Pipeline LP	28,500	833,625
Scorpio Tankers, Inc.	282,700	1,243,880
The Williams Companies, Inc.	36,100	1,105,743
		6,368,872

TOTAL OIL, GAS & CONSUMABLE FUELS		141,847,159

Paper & Forest Products - 2.0%
Forest Products - 0.4%
Quintis Ltd.	1,732,347	1,556,618
Paper Products - 1.6%
Mondi PLC	79,700	2,065,581
Sappi Ltd.	115,361	857,196
Stora Enso Oyj (R Shares) (b)	65,500	779,133
UPM-Kymmene Corp.	122,400	3,230,594
		6,932,504

TOTAL PAPER & FOREST PRODUCTS		8,489,122

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	69,100	1,115,965
TOTAL COMMON STOCKS
(Cost $463,831,753)		404,762,173

Nonconvertible Preferred Stocks - 1.5%
Metals & Mining - 1.0%
Steel - 1.0%
Gerdau SA:
(PN)	52,000	160,552
sponsored ADR	496,600	1,514,630
Vale SA (PN-A) sponsored ADR	329,800	2,707,658
		4,382,840
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	145,600	1,271,088
Paper & Forest Products - 0.2%
Paper Products - 0.2%
Suzano Papel e Celulose SA	210,600	889,761
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,573,677)		6,543,689

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.85% (c)	6,963,625	6,965,017
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	10,022,235	10,023,238
TOTAL MONEY MARKET FUNDS
(Cost $16,988,603)		16,988,255
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $489,394,033)		428,294,117
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(10,584,983)
NET ASSETS - 100%		$417,709,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,214
Fidelity Securities Lending Cash Central Fund	68,368
Total	$88,582

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$404,762,173	$341,413,802	$63,348,371	$--
Nonconvertible Preferred Stocks	6,543,689	6,543,689	--	--
Money Market Funds	16,988,255	16,988,255	--	--
Total Investments in Securities:	$428,294,117	$364,945,746	$63,348,371	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	44.6%
Canada	16.3%
United Kingdom	12.7%
Bailiwick of Jersey	3.9%
France	2.2%
Brazil	2.0%
Switzerland	1.8%
Bermuda	1.8%
Australia	1.7%
Korea (South)	1.6%
Norway	1.4%
Japan	1.3%
Luxembourg	1.1%
Russia	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,638,469) — See accompanying schedule: Unaffiliated issuers (cost $472,405,430)	$411,305,862
Fidelity Central Funds (cost $16,988,603)	16,988,255
Total Investments (cost $489,394,033)		$428,294,117
Foreign currency held at value (cost $264,429)		264,429
Receivable for investments sold		3,523,654
Receivable for fund shares sold		172,884
Dividends receivable		706,809
Distributions receivable from Fidelity Central Funds		16,144
Prepaid expenses		222
Other receivables		23,105
Total assets		433,001,364
Liabilities
Payable for investments purchased	$4,076,467
Payable for fund shares redeemed	777,124
Accrued management fee	247,093
Distribution and service plan fees payable	21,581
Other affiliated payables	112,107
Other payables and accrued expenses	34,593
Collateral on securities loaned	10,023,265
Total liabilities		15,292,230
Net Assets		$417,709,134
Net Assets consist of:
Paid in capital		$558,036,940
Undistributed net investment income		1,552,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,762,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(61,117,451)
Net Assets		$417,709,134
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,816,014 ÷ 2,696,693 shares)		$11.43
Maximum offering price per share (100/94.25 of $11.43)		$12.13
Class M:
Net Asset Value and redemption price per share ($6,793,860 ÷ 594,854 shares)		$11.42
Maximum offering price per share (100/96.50 of $11.42)		$11.83
Class C:
Net Asset Value and offering price per share ($14,316,822 ÷ 1,264,687 shares)(a)		$11.32
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($264,991,026 ÷ 23,148,159 shares)		$11.45
Class I:
Net Asset Value, offering price and redemption price per share ($100,791,412 ÷ 8,809,496 shares)		$11.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,564,919
Income from Fidelity Central Funds		88,582
Income before foreign taxes withheld		4,653,501
Less foreign taxes withheld		(235,395)
Total income		4,418,106
Expenses
Management fee	$1,443,839
Transfer agent fees	553,313
Distribution and service plan fees	133,247
Accounting and security lending fees	108,081
Custodian fees and expenses	33,284
Independent trustees' fees and expenses	816
Registration fees	81,203
Audit	28,347
Legal	620
Miscellaneous	1,433
Total expenses before reductions	2,384,183
Expense reductions	(19,894)	2,364,289
Net investment income (loss)		2,053,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,679,313
Fidelity Central Funds	(908)
Foreign currency transactions	(60,004)
Total net realized gain (loss)		13,618,401
Change in net unrealized appreciation (depreciation) on: Investment securities	12,340,635
Assets and liabilities in foreign currencies	12,956
Total change in net unrealized appreciation (depreciation)		12,353,591
Net gain (loss)		25,971,992
Net increase (decrease) in net assets resulting from operations		$28,025,809

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,053,817	$3,732,641
Net realized gain (loss)	13,618,401	(22,456,882)
Change in net unrealized appreciation (depreciation)	12,353,591	48,478,395
Net increase (decrease) in net assets resulting from operations	28,025,809	29,754,154
Distributions to shareholders from net investment income	(3,511,036)	(5,140,876)
Distributions to shareholders from net realized gain	(2,362,260)	(224,075)
Total distributions	(5,873,296)	(5,364,951)
Share transactions - net increase (decrease)	43,020,634	97,100,151
Redemption fees	6,938	14,543
Total increase (decrease) in net assets	65,180,085	121,503,897
Net Assets
Beginning of period	352,529,049	231,025,152
End of period	$417,709,134	$352,529,049
Other Information
Undistributed net investment income end of period	$1,552,637	$3,009,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.05	$13.25	$14.17	$14.59	$15.14
Income from Investment Operations
Net investment income (loss)A	.05	.11	.22	.15	.16	.11
Net realized and unrealized gain (loss)	.80	.79	(3.25)	(.91)	(.45)	(.59)
Total from investment operations	.85	.90	(3.03)	(.76)	(.29)	(.48)
Distributions from net investment income	(.08)	(.21)	(.14)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.15)	(.22)	(.17)	(.16)	(.13)	(.07)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.43	$10.73	$10.05	$13.25	$14.17	$14.59
Total ReturnD,E,F	7.87%	9.29%	(23.16)%	(5.41)%	(2.00)%	(3.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.38%	1.34%	1.35%	1.36%	1.34%
Expenses net of fee waivers, if any	1.35%I	1.38%	1.34%	1.35%	1.35%	1.34%
Expenses net of all reductions	1.34%I	1.37%	1.34%	1.35%	1.34%	1.33%
Net investment income (loss)	.79%I	1.18%	1.85%	1.05%	1.12%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$30,816	$34,791	$31,391	$51,586	$71,293	$99,694
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.02	$13.21	$14.13	$14.54	$15.08
Income from Investment Operations
Net investment income (loss)A	.03	.09	.19	.11	.12	.08
Net realized and unrealized gain (loss)	.79	.79	(3.25)	(.90)	(.45)	(.60)
Total from investment operations	.82	.88	(3.06)	(.79)	(.33)	(.52)
Distributions from net investment income	(.05)	(.17)	(.10)	(.11)	(.08)	(.01)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.12)	(.18)	(.13)	(.13)B	(.08)	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.42	$10.72	$10.02	$13.21	$14.13	$14.54
Total ReturnD,E,F	7.63%	9.08%	(23.40)%	(5.65)%	(2.26)%	(3.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.65%	1.63%	1.62%	1.62%	1.61%
Expenses net of fee waivers, if any	1.64%I	1.65%	1.63%	1.62%	1.61%	1.61%
Expenses net of all reductions	1.63%I	1.64%	1.62%	1.62%	1.60%	1.60%
Net investment income (loss)	.50%I	.90%	1.57%	.78%	.86%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$6,794	$6,068	$6,335	$9,867	$12,551	$16,692
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$9.92	$13.06	$13.96	$14.37	$14.95
Income from Investment Operations
Net investment income (loss)A	–B	.04	.13	.04	.05	.01
Net realized and unrealized gain (loss)	.79	.78	(3.22)	(.89)	(.44)	(.59)
Total from investment operations	.79	.82	(3.09)	(.85)	(.39)	(.58)
Distributions from net investment income	(.01)	(.12)	(.03)	(.03)	(.02)	–
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	–
Total distributions	(.08)	(.13)	(.05)C	(.05)D	(.02)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.32	$10.61	$9.92	$13.06	$13.96	$14.37
Total ReturnE,F,G	7.44%	8.46%	(23.74)%	(6.13)%	(2.75)%	(3.88)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.10%J	2.13%	2.12%	2.11%	2.11%	2.10%
Expenses net of fee waivers, if any	2.10%J	2.13%	2.12%	2.11%	2.11%	2.10%
Expenses net of all reductions	2.09%J	2.12%	2.11%	2.11%	2.10%	2.09%
Net investment income (loss)	.05%J	.43%	1.08%	.29%	.36%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$14,317	$12,620	$11,274	$17,659	$23,830	$31,865
Portfolio turnover rateK	85%J	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.09	$13.31	$14.24	$14.66	$15.21
Income from Investment Operations
Net investment income (loss)A	.06	.14	.25	.19	.19	.15
Net realized and unrealized gain (loss)	.79	.79	(3.27)	(.92)	(.45)	(.60)
Total from investment operations	.85	.93	(3.02)	(.73)	(.26)	(.45)
Distributions from net investment income	(.11)	(.24)	(.18)	(.19)	(.16)	(.08)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.17)B	(.25)	(.20)C	(.20)	(.16)	(.10)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$11.45	$10.77	$10.09	$13.31	$14.24	$14.66
Total ReturnF,G	7.90%	9.62%	(22.97)%	(5.16)%	(1.75)%	(2.96)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%J	1.13%	1.12%	1.11%	1.11%	1.10%
Expenses net of fee waivers, if any	1.12%J	1.13%	1.12%	1.11%	1.11%	1.10%
Expenses net of all reductions	1.11%J	1.12%	1.11%	1.11%	1.09%	1.09%
Net investment income (loss)	1.02%J	1.43%	2.08%	1.29%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$264,991	$228,982	$156,320	$223,084	$273,476	$387,242
Portfolio turnover rateK	85%J	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.068 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.09	$13.31	$14.24	$14.67	$15.22
Income from Investment Operations
Net investment income (loss)A	.07	.16	.25	.19	.20	.16
Net realized and unrealized gain (loss)	.80	.77	(3.26)	(.92)	(.45)	(.60)
Total from investment operations	.87	.93	(3.01)	(.73)	(.25)	(.44)
Distributions from net investment income	(.12)	(.25)	(.19)	(.19)	(.18)	(.09)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.19)	(.26)	(.21)B	(.20)	(.18)	(.11)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.44	$10.76	$10.09	$13.31	$14.24	$14.67
Total ReturnE,F	8.03%	9.63%	(22.93)%	(5.16)%	(1.71)%	(2.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.01%	1.09%	1.06%	1.04%	1.04%
Expenses net of fee waivers, if any	.98%I	1.01%	1.08%	1.06%	1.04%	1.04%
Expenses net of all reductions	.97%I	1.00%	1.08%	1.06%	1.03%	1.03%
Net investment income (loss)	1.16%I	1.55%	2.11%	1.34%	1.43%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$100,791	$70,068	$24,841	$23,840	$31,613	$50,540
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Commodity Stock and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC),partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,052,475
Gross unrealized depreciation	(88,323,728)
Net unrealized appreciation (depreciation) on securities	$(67,271,253)
Tax cost	$495,565,370

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Short-term	(8,754,263)
Long-term	(72,167,588)
Total no expiration	(80,921,851)
Total capital loss carryforward	$(87,874,264)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,841,374 and $170,436,102, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44,819	$952
Class M	.25%	.25%	16,736	104
Class C	.75%	.25%	71,692	14,981
			$133,247	$16,037

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,952
Class M	1,860
Class C(a)	1,522
$20,334

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50,232.28
Class M	10,638.32
Class C	19,809.28
Global Commodity Stock	398,054.30
Class I	74,580.16
	$553,313

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,759 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,368, including $341 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,080 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,798.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$252,767	$638,599
Class M	29,683	103,956
Class B	–	8,861
Class C	14,849	133,173
Global Commodity Stock	2,329,358	3,642,366
Class I	884,379	613,921
Total	$3,511,036	$5,140,876
From net realized gain
Class A	$220,361	$30,410
Class M	39,578	6,044
Class B	–	836
Class C	84,142	11,098
Global Commodity Stock	1,508,537	151,130
Class I	509,642	24,557
Total	$2,362,260	$224,075

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	527,554	995,820	$6,122,558	$9,707,856
Reinvestment of distributions	39,394	70,559	455,002	655,495
Shares redeemed	(1,111,518)	(948,589)	(12,952,144)	(9,072,163)
Net increase (decrease)	(544,570)	117,790	$(6,374,584)	$1,291,188
Class M
Shares sold	104,498	109,904	$1,201,597	$1,057,407
Reinvestment of distributions	5,865	11,521	67,801	107,030
Shares redeemed	(81,654)	(187,357)	(935,110)	(1,802,838)
Net increase (decrease)	28,709	(65,932)	$334,288	$(638,401)
Class B
Shares sold	–	2,904	$–	$29,587
Reinvestment of distributions	–	982	–	9,133
Shares redeemed	–	(90,607)	–	(897,527)
Net increase (decrease)	–	(86,721)	$–	$(858,807)
Class C
Shares sold	247,260	318,100	$2,830,752	$3,098,053
Reinvestment of distributions	8,150	14,787	93,566	136,635
Shares redeemed	(179,775)	(280,508)	(2,055,431)	(2,667,860)
Net increase (decrease)	75,635	52,379	$868,887	$566,828
Global Commodity Stock
Shares sold	5,384,437	11,244,608	$62,248,308	$110,744,052
Reinvestment of distributions	315,142	376,092	3,643,039	3,493,876
Shares redeemed	(3,821,995)	(5,847,902)	(44,051,864)	(57,190,452)
Net increase (decrease)	1,877,584	5,772,798	$21,839,483	$57,047,476
Class I
Shares sold	3,288,953	6,770,473	$37,841,011	$66,305,135
Reinvestment of distributions	58,242	60,388	672,698	560,405
Shares redeemed	(1,047,537)	(2,783,838)	(12,161,149)	(27,173,673)
Net increase (decrease)	2,299,658	4,047,023	$26,352,560	$39,691,867

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.35%
Actual		$1,000.00	$1,078.70	$6.96
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.64%
Actual		$1,000.00	$1,076.30	$8.44
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class C	2.10%
Actual		$1,000.00	$1,074.40	$10.80
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Global Commodity Stock	1.12%
Actual		$1,000.00	$1,079.00	$5.77
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	.98%
Actual		$1,000.00	$1,080.30	$5.05
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AGCS-SANN-0617
1.879399.108

Fidelity Advisor® Japan Fund - Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017 Class A, Class M, Class C and Class I are classes of Fidelity® Japan Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	97.8%
Hong Kong	1.0%
Cayman Islands	0.7%
United States of America*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	98.3%
United States of America*	1.1%
Cayman Islands	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.5	1.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
SoftBank Corp. (Wireless Telecommunication Services)	4.4	3.7
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.9	3.3
KDDI Corp. (Wireless Telecommunication Services)	3.7	4.4
Sony Corp. (Household Durables)	3.7	3.6
Hoya Corp. (Health Care Equipment & Supplies)	3.6	3.2
ORIX Corp. (Diversified Financial Services)	3.4	3.6
East Japan Railway Co. (Road & Rail)	2.7	3.0
Shimadzu Corp. (Electronic Equipment & Components)	2.5	2.2
Olympus Corp. (Health Care Equipment & Supplies)	2.4	2.3
Honda Motor Co. Ltd. (Automobiles)	2.4	2.6
	32.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	21.2
Industrials	17.0	14.1
Information Technology	14.6	13.2
Financials	12.7	11.6
Consumer Staples	10.0	11.1
Health Care	9.6	12.3
Telecommunication Services	8.1	9.9
Materials	7.6	5.2
Real Estate	0.0	0.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 3.4%
Bridgestone Corp.	143,900	$5,999,975
DaikyoNishikawa Corp.	109,000	1,383,584
Hi-Lex Corp.	17,200	424,928
NGK Spark Plug Co. Ltd.	97,600	2,110,909
Sumitomo Electric Industries Ltd.	249,000	4,057,488
		13,976,884
Automobiles - 5.6%
Honda Motor Co. Ltd.	339,100	9,869,731
Subaru Corp.	104,500	3,948,455
Suzuki Motor Corp.	223,300	9,318,606
		23,136,792
Household Durables - 7.6%
Panasonic Corp.	399,400	4,776,125
Rinnai Corp.	38,600	3,206,423
Sekisui Chemical Co. Ltd.	123,500	2,071,720
Sekisui House Ltd.	121,100	2,009,190
Sony Corp.	445,200	15,276,746
Techtronic Industries Co. Ltd.	1,010,000	4,336,910
		31,677,114
Media - 1.6%
Dentsu, Inc.	70,000	3,943,485
LIFULL Co. Ltd. (a)	388,900	2,728,144
		6,671,629
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,848,805
Specialty Retail - 1.3%
Nitori Holdings Co. Ltd.	15,600	2,030,554
USS Co. Ltd.	179,400	3,170,379
		5,200,933

TOTAL CONSUMER DISCRETIONARY		82,512,157

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 5.7%
Ain Holdings, Inc.	39,300	2,721,651
San-A Co. Ltd.	49,600	2,255,860
Seven & i Holdings Co. Ltd.	182,500	7,710,922
Sundrug Co. Ltd.	101,600	3,563,633
Tsuruha Holdings, Inc.	22,800	2,311,191
Welcia Holdings Co. Ltd.	149,400	4,811,357
		23,374,614
Food Products - 0.8%
Japan Meat Co. Ltd.	34,100	567,441
Morinaga & Co. Ltd.	59,700	2,822,328
		3,389,769
Personal Products - 1.8%
Kao Corp.	85,500	4,715,443
Kose Corp.	29,700	2,816,138
		7,531,581
Tobacco - 1.7%
Japan Tobacco, Inc.	205,800	6,841,846

TOTAL CONSUMER STAPLES		41,137,810

FINANCIALS - 12.7%
Banks - 5.1%
Mitsubishi UFJ Financial Group, Inc.	2,551,400	16,167,192
Shinsei Bank Ltd.	2,594,000	4,840,117
		21,007,309
Capital Markets - 0.5%
Monex Group, Inc.	824,100	2,062,560
Consumer Finance - 0.7%
AEON Financial Service Co. Ltd.	149,300	2,867,471
Diversified Financial Services - 3.4%
ORIX Corp.	912,300	13,920,810
Insurance - 3.0%
Sony Financial Holdings, Inc.	201,600	3,349,300
Tokio Marine Holdings, Inc.	217,800	9,167,236
		12,516,536

TOTAL FINANCIALS		52,374,686

HEALTH CARE - 9.6%
Biotechnology - 0.6%
PeptiDream, Inc. (a)(b)	44,300	2,650,648
Health Care Equipment & Supplies - 7.2%
Hoya Corp.	310,500	14,829,352
Nakanishi, Inc.	26,500	1,041,220
Olympus Corp.	259,300	9,978,892
Paramount Bed Holdings Co. Ltd.	88,800	3,724,064
		29,573,528
Health Care Providers & Services - 0.9%
Ship Healthcare Holdings, Inc.	140,300	3,771,959
Pharmaceuticals - 0.9%
Shionogi & Co. Ltd.	75,600	3,888,000

TOTAL HEALTH CARE		39,884,135

INDUSTRIALS - 17.0%
Building Products - 2.0%
Daikin Industries Ltd.	64,500	6,263,400
Toto Ltd.	49,200	1,877,964
		8,141,364
Commercial Services & Supplies - 0.9%
Sohgo Security Services Co., Ltd.	81,300	3,548,100
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	265,900	4,324,527
Electrical Equipment - 3.5%
Mitsubishi Electric Corp.	447,000	6,231,334
Nidec Corp.	88,900	8,150,330
		14,381,664
Machinery - 2.9%
Komatsu Ltd.	78,800	2,105,658
Kubota Corp.	219,600	3,453,320
SMC Corp.	22,400	6,307,567
		11,866,545
Professional Services - 2.2%
Benefit One, Inc.	89,500	2,733,774
Outsourcing, Inc. (a)	77,300	2,964,409
Recruit Holdings Co. Ltd.	71,700	3,621,180
		9,319,363
Road & Rail - 2.7%
East Japan Railway Co.	127,300	11,367,071
Trading Companies & Distributors - 1.8%
Misumi Group, Inc.	310,600	5,881,826
Trusco Nakayama Corp.	74,300	1,696,286
		7,578,112

TOTAL INDUSTRIALS		70,526,746

INFORMATION TECHNOLOGY - 14.6%
Electronic Equipment & Components - 7.5%
Azbil Corp.	162,900	5,479,928
Iriso Electronics Co. Ltd.	18,100	1,144,696
Murata Manufacturing Co. Ltd.	26,500	3,552,747
OMRON Corp.	60,600	2,535,986
Shimadzu Corp.	613,000	10,393,093
TDK Corp.	55,400	3,429,110
Topcon Corp.	259,500	4,578,933
		31,114,493
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	23,400	2,702,700
DeNA Co. Ltd.	143,800	3,079,171
Kakaku.com, Inc.	411,900	5,937,863
SMS Co., Ltd.	83,700	2,227,745
Yahoo! Japan Corp.	742,400	3,176,719
		17,124,198
IT Services - 0.3%
Otsuka Corp.	25,900	1,387,064
Semiconductors & Semiconductor Equipment - 1.6%
Sumco Corp.	367,100	6,418,281
Software - 1.1%
Nintendo Co. Ltd.	17,600	4,453,955

TOTAL INFORMATION TECHNOLOGY		60,497,991

MATERIALS - 7.6%
Chemicals - 7.6%
Daicel Chemical Industries Ltd.	208,300	2,389,914
Hitachi Chemical Co. Ltd.	134,900	3,860,336
JSR Corp.	245,000	4,474,725
Kansai Paint Co. Ltd.	172,100	3,810,207
Okamoto Industries, Inc.	111,000	1,202,853
Shin-Etsu Chemical Co. Ltd.	87,600	7,609,943
Sumitomo Chemical Co. Ltd.	602,000	3,396,797
Toray Industries, Inc.	524,000	4,635,267
		31,380,042
TELECOMMUNICATION SERVICES - 8.1%
Wireless Telecommunication Services - 8.1%
KDDI Corp.	580,800	15,399,374
SoftBank Corp.	240,400	18,234,991
		33,634,365
TOTAL COMMON STOCKS
(Cost $351,359,401)		411,947,932

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.85% (c)	4,818,153	4,819,117
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	6,854,921	6,855,606
TOTAL MONEY MARKET FUNDS
(Cost $11,675,203)		11,674,723
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $363,034,604)		423,622,655
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(9,435,140)
NET ASSETS - 100%		$414,187,515

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,905
Fidelity Securities Lending Cash Central Fund	60,511
Total	$67,416

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,512,157	$52,589,555	$29,922,602	$--
Consumer Staples	41,137,810	41,137,810	--	--
Financials	52,374,686	36,207,494	16,167,192	--
Health Care	39,884,135	39,884,135	--	--
Industrials	70,526,746	68,421,088	2,105,658	--
Information Technology	60,497,991	56,044,036	4,453,955	--
Materials	31,380,042	31,380,042	--	--
Telecommunication Services	33,634,365	--	33,634,365	--
Money Market Funds	11,674,723	11,674,723	--	--
Total Investments in Securities:	$423,622,655	$337,338,883	$86,283,772	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,524,398) — See accompanying schedule: Unaffiliated issuers (cost $351,359,401)	$411,947,932
Fidelity Central Funds (cost $11,675,203)	11,674,723
Total Investments (cost $363,034,604)		$423,622,655
Receivable for investments sold		4,121,947
Receivable for fund shares sold		215,650
Dividends receivable		2,873,866
Distributions receivable from Fidelity Central Funds		11,226
Prepaid expenses		263
Other receivables		7,929
Total assets		430,853,536
Liabilities
Payable for fund shares redeemed	$9,448,211
Accrued management fee	184,625
Distribution and service plan fees payable	17,452
Other affiliated payables	100,450
Other payables and accrued expenses	60,781
Collateral on securities loaned	6,854,502
Total liabilities		16,666,021
Net Assets		$414,187,515
Net Assets consist of:
Paid in capital		$549,345,476
Undistributed net investment income		1,770,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,503,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,574,253
Net Assets		$414,187,515
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,048,203 ÷ 1,609,128 shares)		$13.08
Maximum offering price per share (100/94.25 of $13.08)		$13.88
Class M:
Net Asset Value and redemption price per share ($4,183,050 ÷ 319,608 shares)		$13.09
Maximum offering price per share (100/96.50 of $13.09)		$13.56
Class C:
Net Asset Value and offering price per share ($13,816,328 ÷ 1,064,113 shares)(a)		$12.98
Japan:
Net Asset Value, offering price and redemption price per share ($221,494,711 ÷ 16,907,602 shares)		$13.10
Class I:
Net Asset Value, offering price and redemption price per share ($153,645,223 ÷ 11,739,262 shares)		$13.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$3,801,833
Income from Fidelity Central Funds		67,416
Income before foreign taxes withheld		3,869,249
Less foreign taxes withheld		(380,183)
Total income		3,489,066
Expenses
Management fee
Basic fee	$1,416,755
Performance adjustment	(442,082)
Transfer agent fees	412,242
Distribution and service plan fees	106,841
Accounting and security lending fees	106,115
Custodian fees and expenses	21,460
Independent trustees' fees and expenses	825
Registration fees	60,350
Audit	42,124
Legal	475
Miscellaneous	1,612
Total expenses before reductions	1,726,717
Expense reductions	(13,341)	1,713,376
Net investment income (loss)		1,775,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,426,120
Fidelity Central Funds	975
Foreign currency transactions	(305,538)
Total net realized gain (loss)		2,121,557
Change in net unrealized appreciation (depreciation) on: Investment securities	15,865,728
Assets and liabilities in foreign currencies	80,225
Total change in net unrealized appreciation (depreciation)		15,945,953
Net gain (loss)		18,067,510
Net increase (decrease) in net assets resulting from operations		$19,843,200

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,775,690	$3,375,493
Net realized gain (loss)	2,121,557	(19,947,501)
Change in net unrealized appreciation (depreciation)	15,945,953	35,358,570
Net increase (decrease) in net assets resulting from operations	19,843,200	18,786,562
Distributions to shareholders from net investment income	(3,369,067)	(3,027,093)
Distributions to shareholders from net realized gain	(1,060,540)	(270,338)
Total distributions	(4,429,607)	(3,297,431)
Share transactions - net increase (decrease)	(4,398,135)	(159,708,771)
Redemption fees	23,848	43,507
Total increase (decrease) in net assets	11,039,306	(144,176,133)
Net Assets
Beginning of period	403,148,209	547,324,342
End of period	$414,187,515	$403,148,209
Other Information
Undistributed net investment income end of period	$1,770,842	$3,364,219

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$11.87	$11.65	$12.00	$9.30	$9.54
Income from Investment Operations
Net investment income (loss)A	.04	.06	.04	.05	.08	.09
Net realized and unrealized gain (loss)	.54	.72	.23	(.31)	2.80	(.15)
Total from investment operations	.58	.78	.27	(.26)	2.88	(.06)
Distributions from net investment income	(.06)	(.05)	(.05)	(.08)	(.11)	(.13)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.09)	(.06)	(.05)	(.09)	(.19)	(.18)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$13.08	$12.59	$11.87	$11.65	$12.00	$9.30
Total ReturnC,D,E	4.69%	6.56%	2.31%	(2.18)%	31.58%	(.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.08%	1.10%	1.23%	1.26%	1.42%
Expenses net of fee waivers, if any	1.08%H	1.08%	1.10%	1.23%	1.26%	1.38%
Expenses net of all reductions	1.07%H	1.08%	1.09%	1.23%	1.25%	1.36%
Net investment income (loss)	.64%H	.51%	.37%	.41%	.75%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$21,048	$23,910	$23,918	$21,352	$20,520	$9,495
Portfolio turnover rateI	32%H	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$11.85	$11.62	$11.96	$9.28	$9.51
Income from Investment Operations
Net investment income (loss)A	.02	.02	–B	.01	.05	.06
Net realized and unrealized gain (loss)	.54	.71	.23	(.30)	2.78	(.13)
Total from investment operations	.56	.73	.23	(.29)	2.83	(.07)
Distributions from net investment income	(.01)	–B	–	(.04)	(.08)	(.11)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.04)	(.01)	–	(.05)	(.16)	(.16)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$13.09	$12.57	$11.85	$11.62	$11.96	$9.28
Total ReturnC,D,E	4.51%	6.15%	1.98%	(2.42)%	31.04%	(.75)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.54%	1.55%	1.70%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.54%	1.55%	1.66%
Expenses net of all reductions	1.43%H	1.44%	1.42%	1.54%	1.53%	1.64%
Net investment income (loss)	.29%H	.16%	.04%	.10%	.46%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$4,183	$4,193	$4,809	$4,104	$5,357	$3,934
Portfolio turnover rateI	32%H	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$11.77	$11.58	$11.96	$9.25	$9.48
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	(.04)	(.03)	–B	.02
Net realized and unrealized gain (loss)	.54	.69	.23	(.32)	2.79	(.14)
Total from investment operations	.54	.67	.19	(.35)	2.79	(.12)
Distributions from net investment income	–	–	–	(.03)	(.01)	(.06)
Distributions from net realized gain	–	–	–	(.01)	(.08)	(.05)
Total distributions	–	–	–	(.03)C	(.09)	(.11)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$12.98	$12.44	$11.77	$11.58	$11.96	$9.25
Total ReturnD,E,F	4.34%	5.69%	1.64%	(2.90)%	30.55%	(1.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.81%	1.81%	1.93%	1.97%	2.15%
Expenses net of fee waivers, if any	1.79%I	1.81%	1.81%	1.93%	1.97%	2.11%
Expenses net of all reductions	1.79%I	1.81%	1.80%	1.93%	1.95%	2.09%
Net investment income (loss)	(.07)%I	(.21)%	(.34)%	(.29)%	.04%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$13,816	$15,077	$18,491	$13,162	$11,824	$7,015
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$11.91	$11.69	$12.03	$9.34	$9.57
Income from Investment Operations
Net investment income (loss)A	.06	.09	.08	.09	.12	.12
Net realized and unrealized gain (loss)	.55	.72	.23	(.32)	2.79	(.14)
Total from investment operations	.61	.81	.31	(.23)	2.91	(.02)
Distributions from net investment income	(.11)	(.07)	(.09)	(.11)	(.15)	(.16)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.15)B	(.08)	(.09)	(.11)C	(.23)	(.21)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$13.10	$12.64	$11.91	$11.69	$12.03	$9.34
Total ReturnE,F	4.88%	6.80%	2.66%	(1.90)%	31.92%	(.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.78%	.80%	.90%	.93%	1.09%
Expenses net of fee waivers, if any	.80%I	.78%	.80%	.90%	.93%	1.06%
Expenses net of all reductions	.79%I	.78%	.79%	.90%	.91%	1.04%
Net investment income (loss)	.93%I	.81%	.67%	.74%	1.08%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$221,495	$352,936	$485,803	$415,612	$480,773	$353,550
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.034 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$11.89	$11.67	$12.02	$9.33	$9.57
Income from Investment Operations
Net investment income (loss)A	.06	.10	.08	.09	.13	.12
Net realized and unrealized gain (loss)	.55	.70	.23	(.32)	2.78	(.14)
Total from investment operations	.61	.80	.31	(.23)	2.91	(.02)
Distributions from net investment income	(.11)	(.07)	(.09)	(.12)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.14)	(.07)B	(.09)	(.12)C	(.23)	(.22)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$13.09	$12.62	$11.89	$11.67	$12.02	$9.33
Total ReturnE,F	4.95%	6.77%	2.72%	(1.90)%	32.04%	(.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.80%	.89%	.90%	1.03%
Expenses net of fee waivers, if any	.75%I	.77%	.80%	.89%	.90%	1.01%
Expenses net of all reductions	.74%I	.76%	.79%	.89%	.88%	.99%
Net investment income (loss)	.98%I	.83%	.67%	.76%	1.11%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$153,645	$7,032	$13,957	$20,253	$20,033	$1,488
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Japan and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$68,795,133
Gross unrealized depreciation	(12,578,266)
Net unrealized appreciation (depreciation) on securities	$56,216,867
Tax cost	$367,405,788

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(41,604,069)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(167,297,969)
No expiration
Short-term	(10,932,314)
Long-term	(16,850,008)
Total no expiration	(27,782,322)
Total capital loss carryforward	$(195,080,291)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $1,617,303 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,843,359 and $68,772,267, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,691	$1,587
Class M	.25%	.25%	10,138	109
Class C	.75%	.25%	70,012	7,995
			$106,841	$9,691

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,313
Class M	436
Class C(a)	600
$3,349

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25,262.24
Class M	6,877.34
Class C	13,881.20
Japan	344,879.20
Class I	21,343.15
	$412,242

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $686 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $60,511. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,557 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,784.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$104,209	$121,415
Class M	3,257	822
Japan	3,209,793	2,828,514
Class I	51,808	76,342
Total	$3,369,067	$3,027,093
From net realized gain
Class A	$59,052	$14,867
Class M	11,074	2,466
Japan	974,401	245,958
Class I	16,013	7,047
Total	$1,060,540	$270,338

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	90,851	813,081	$1,138,031	$9,592,333
Reinvestment of distributions	12,680	10,746	155,198	128,096
Shares redeemed	(393,820)	(938,856)	(4,893,260)	(10,914,042)
Net increase (decrease)	(290,289)	(115,029)	$(3,600,031)	$(1,193,613)
Class M
Shares sold	26,155	36,363	$328,798	$424,255
Reinvestment of distributions	1,137	269	13,940	3,216
Shares redeemed	(41,317)	(108,870)	(515,437)	(1,266,529)
Net increase (decrease)	(14,025)	(72,238)	$(172,699)	$(839,058)
Class B
Shares sold	–	1,967	$–	$21,930
Shares redeemed	–	(31,378)	–	(356,692)
Net increase (decrease)	–	(29,411)	$–	$(334,762)
Class C
Shares sold	57,340	261,804	$708,106	$3,054,392
Shares redeemed	(204,806)	(621,443)	(2,527,380)	(7,129,408)
Net increase (decrease)	(147,466)	(359,639)	$(1,819,274)	$(4,075,016)
Japan
Shares sold	4,396,651	4,048,778	$54,385,476	$48,328,822
Reinvestment of distributions	332,957	251,274	4,075,396	3,000,214
Shares redeemed	(15,738,057)	(17,176,238)	(197,795,472)	(197,588,759)
Net increase (decrease)	(11,008,449)	(12,876,186)	$(139,334,600)	$(146,259,723)
Class I
Shares sold	11,564,746	323,014	$145,383,208	$3,826,994
Reinvestment of distributions	4,957	6,575	60,627	78,372
Shares redeemed	(387,481)	(946,812)	(4,915,366)	(10,911,965)
Net increase (decrease)	11,182,222	(617,223)	$140,528,469	$(7,006,599)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers International II Fund were the owners of record of approximately 12% and 23%, respectively, of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.08%
Actual		$1,000.00	$1,046.90	$5.48
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class M	1.43%
Actual		$1,000.00	$1,045.10	$7.25
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class C	1.79%
Actual		$1,000.00	$1,043.40	$9.07
Hypothetical-C		$1,000.00	$1,015.92	$8.95
Japan	.80%
Actual		$1,000.00	$1,048.80	$4.06
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class I	.75%
Actual		$1,000.00	$1,049.50	$3.81
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AJPNA-SANN-0617
1.917401.106

Fidelity Advisor® International Small Cap Opportunities Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® International Small Cap Opportunities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	30.4%
United Kingdom	18.8%
Germany	6.8%
Sweden	5.5%
United States of America *	5.4%
Italy	3.4%
Australia	2.5%
Spain	2.4%
France	2.4%
Other	22.4%

As of October 31, 2016
Japan	30.1%
United Kingdom	18.2%
United States of America*	8.5%
Germany	7.0%
Sweden	4.1%
Italy	3.2%
Australia	2.5%
Netherlands	2.4%
France	2.3%
Other	21.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6	1.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.3	1.8
Interpump Group SpA (Italy, Machinery)	2.2	1.5
CompuGroup Medical AG (Germany, Health Care Technology)	2.1	2.0
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	2.1	1.8
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.0	1.4
Azbil Corp. (Japan, Electronic Equipment & Components)	1.9	1.6
Fagerhult AB (Sweden, Electrical Equipment)	1.9	1.4
BGFretail Co. Ltd. (Korea (South), Food & Staples Retailing)	1.8	1.4
OBIC Co. Ltd. (Japan, IT Services)	1.8	1.7
USS Co. Ltd. (Japan, Specialty Retail)	1.7	2.2
	19.8

Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.6	20.9
Consumer Discretionary	15.0	19.4
Health Care	13.4	12.6
Information Technology	13.1	11.7
Consumer Staples	10.0	10.1
Materials	8.5	7.8
Real Estate	7.3	8.1
Financials	5.7	6.4
Energy	1.8	1.4

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 2.5%
Adelaide Brighton Ltd.	802,063	$3,555,462
Beacon Lighting Group Ltd.	2,695,741	3,633,428
DuluxGroup Ltd.	1,736,117	8,801,030
Imdex Ltd. (a)	3,940,102	1,829,216
Quintis Ltd. (b)	3,070,587	2,759,107
RCG Corp. Ltd. (b)	6,879,148	4,275,418

TOTAL AUSTRALIA		24,853,661

Austria - 1.7%
Andritz AG	172,500	9,539,899
Buwog-Gemeinnuetzige Wohnung	283,444	7,654,050

TOTAL AUSTRIA		17,193,949

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	1,483,779	4,466,175
Belgium - 1.2%
KBC Ancora (a)	257,848	12,262,951
Bermuda - 0.6%
Vostok New Ventures Ltd. (depositary receipt) (a)	707,589	5,512,249
Canada - 1.7%
McCoy Global, Inc. (a)	636,215	908,845
New Look Vision Group, Inc.	207,200	4,325,995
Pason Systems, Inc.	262,000	3,890,510
PrairieSky Royalty Ltd.	107,800	2,349,401
ShawCor Ltd. Class A	132,500	3,324,512
Tesco Corp. (a)	274,047	1,795,008

TOTAL CANADA		16,594,271

Cayman Islands - 0.3%
58.com, Inc. ADR (a)	87,900	3,479,082
Denmark - 2.2%
Jyske Bank A/S (Reg.)	183,127	9,786,262
Scandinavian Tobacco Group A/S	264,149	4,611,220
Spar Nord Bank A/S	651,369	7,383,438

TOTAL DENMARK		21,780,920

Finland - 0.8%
Tikkurila Oyj	382,646	7,586,056
France - 2.4%
Elis SA	414,962	8,588,344
Laurent-Perrier Group SA	51,163	3,939,128
Vetoquinol SA	101,184	5,557,279
Virbac SA (a)	37,052	5,834,145

TOTAL FRANCE		23,918,896

Germany - 4.7%
CompuGroup Medical AG	424,478	20,899,752
CTS Eventim AG	360,354	13,881,951
Fielmann AG	68,873	5,265,139
Nexus AG	281,358	6,773,280

TOTAL GERMANY		46,820,122

India - 0.7%
Jyothy Laboratories Ltd.	1,189,354	7,399,932
Ireland - 1.7%
FBD Holdings PLC (a)	240,328	2,133,583
James Hardie Industries PLC CDI	894,067	15,177,052

TOTAL IRELAND		17,310,635

Isle of Man - 0.9%
Playtech Ltd.	743,143	9,230,555
Israel - 2.3%
Azrieli Group	96,505	5,139,934
Ituran Location & Control Ltd.	300,908	9,418,420
Strauss Group Ltd.	483,344	8,499,691

TOTAL ISRAEL		23,058,045

Italy - 3.4%
Azimut Holding SpA	427,797	8,350,707
Beni Stabili SpA SIIQ	6,607,875	4,196,410
Interpump Group SpA	823,043	21,830,767

TOTAL ITALY		34,377,884

Japan - 30.4%
Ai Holdings Corp.	202,400	4,978,523
Aoki Super Co. Ltd.	318,000	3,936,667
Artnature, Inc.	595,800	3,816,113
Asahi Co. Ltd.	345,700	4,425,332
Azbil Corp.	551,900	18,565,822
Broadleaf Co. Ltd.	287,300	1,863,359
Central Automotive Products Ltd.	134,000	1,388,383
Century21 Real Estate Japan Ltd.	73,000	941,027
Coca-Cola West Co. Ltd.	175,275	5,212,259
Daiichikosho Co. Ltd.	222,300	9,641,808
Daikokutenbussan Co. Ltd.	171,700	8,209,563
Funai Soken Holdings, Inc.	235,700	4,528,992
GCA Savvian Group Corp.	555,461	4,489,530
Goldcrest Co. Ltd.	534,130	9,487,126
Iwatsuka Confectionary Co. Ltd.	22,800	869,253
Kobayashi Pharmaceutical Co. Ltd.	221,900	11,624,992
Koshidaka Holdings Co. Ltd.	166,900	4,121,782
Kusuri No Aoki Holdings Co. Ltd.	94,300	4,073,151
Lasertec Corp.	702,272	9,141,033
Medikit Co. Ltd.	96,100	4,000,036
Miroku Jyoho Service Co., Ltd.	105,500	1,999,744
Misumi Group, Inc.	481,400	9,116,263
Nabtesco Corp.	191,300	5,422,812
Nagaileben Co. Ltd.	500,800	11,536,707
Nakano Refrigerators Co. Ltd.	146,500	4,021,440
ND Software Co. Ltd.	91,682	828,202
Nihon Parkerizing Co. Ltd.	1,243,000	15,956,340
NS Tool Co. Ltd. (b)	71,200	1,025,127
OBIC Co. Ltd.	336,500	18,172,057
OSG Corp. (b)	745,200	15,341,861
Paramount Bed Holdings Co. Ltd.	234,600	9,838,574
ProNexus, Inc.	527,800	6,609,633
San-Ai Oil Co. Ltd.	607,700	5,157,068
SHO-BOND Holdings Co. Ltd.	238,700	10,920,565
Shoei Co. Ltd.	309,926	8,604,808
SK Kaken Co. Ltd.	83,000	7,892,353
Software Service, Inc.	65,900	2,991,290
Techno Medica Co. Ltd.	79,491	1,413,332
The Monogatari Corp.	99,300	4,462,821
TKC Corp.	247,400	6,724,575
Tocalo Co. Ltd.	117,000	3,153,936
USS Co. Ltd.	966,500	17,080,108
Welcia Holdings Co. Ltd.	156,900	5,052,891
Workman Co. Ltd.	229,500	6,711,550
Yamada Consulting Group Co. Ltd.	135,700	6,220,471
Yamato Kogyo Co. Ltd.	104,100	2,603,551

TOTAL JAPAN		304,172,830

Korea (South) - 2.1%
BGFretail Co. Ltd.	190,044	18,292,737
Leeno Industrial, Inc.	63,110	2,363,296

TOTAL KOREA (SOUTH)		20,656,033

Mexico - 0.4%
Consorcio ARA S.A.B. de CV	11,546,078	3,851,708
Netherlands - 2.2%
Aalberts Industries NV	319,501	12,675,341
Takeaway.com Holding BV (c)	74,887	2,522,281
VastNed Retail NV	178,200	6,657,114

TOTAL NETHERLANDS		21,854,736

Norway - 0.8%
Kongsberg Gruppen ASA (b)	331,100	5,167,412
Skandiabanken ASA	317,700	2,839,911

TOTAL NORWAY		8,007,323

Philippines - 0.5%
Jollibee Food Corp.	1,259,030	5,271,952
South Africa - 0.9%
Clicks Group Ltd.	884,913	8,888,364
Spain - 2.4%
Hispania Activos Inmobiliarios SA	366,631	5,535,284
Merlin Properties Socimi SA	545,300	6,453,759
Prosegur Compania de Seguridad SA (Reg.)	1,848,490	12,061,225

TOTAL SPAIN		24,050,268

Sweden - 5.5%
Addlife AB (a)	173,500	3,300,639
AddTech AB (B Shares)	405,143	7,295,712
Fagerhult AB	445,203	18,371,479
Lagercrantz Group AB (B Shares)	617,207	6,741,871
Loomis AB (B Shares)	224,700	8,156,103
Saab AB (B Shares)	221,100	10,963,513

TOTAL SWEDEN		54,829,317

Switzerland - 0.6%
Tecan Group AG	34,420	5,873,885
Taiwan - 0.4%
Addcn Technology Co. Ltd.	588,435	4,390,434
United Kingdom - 18.8%
Alliance Pharma PLC	4,548,400	2,798,267
Avon Rubber PLC	93,200	1,266,276
Berendsen PLC	1,079,163	11,726,971
Dechra Pharmaceuticals PLC	617,609	13,518,769
Domino's Pizza UK & IRL PLC	746,000	3,193,354
DP Poland PLC (a)(d)	7,057,200	4,638,796
Elementis PLC	3,059,010	12,052,495
Great Portland Estates PLC	1,015,989	9,106,090
Hilton Food Group PLC	263,272	2,623,917
Howden Joinery Group PLC	1,695,300	10,166,334
Informa PLC	1,684,956	14,010,719
InterContinental Hotel Group PLC ADR (b)	109,975	5,805,580
ITE Group PLC	3,080,234	7,061,449
Just Eat Holding Ltd. (a)	608,770	4,549,523
Rightmove PLC	182,147	9,875,477
Shaftesbury PLC	974,573	11,764,328
Spectris PLC	560,078	20,021,400
Spirax-Sarco Engineering PLC	339,491	22,864,852
Ted Baker PLC	26,142	946,362
Topps Tiles PLC	3,398,615	4,566,957
Ultra Electronics Holdings PLC	342,558	9,281,809
Unite Group PLC	674,423	5,651,627

TOTAL UNITED KINGDOM		187,491,352

United States of America - 3.8%
Autoliv, Inc. (b)	52,200	5,229,918
China Biologic Products, Inc. (a)(b)	72,780	8,588,040
Domino's Pizza, Inc.	10,700	1,940,873
Martin Marietta Materials, Inc.	24,820	5,465,116
Mohawk Industries, Inc. (a)	18,300	4,296,657
PriceSmart, Inc.	84,074	7,310,234
ResMed, Inc.	75,095	5,105,709

TOTAL UNITED STATES OF AMERICA		37,936,547

TOTAL COMMON STOCKS
(Cost $812,073,795)		963,120,132

Nonconvertible Preferred Stocks - 2.1%
Germany - 2.1%
Sartorius AG (non-vtg.)
(Cost $8,600,093)	223,080	20,426,668

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.85% (e)	8,966,089	8,967,883
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	14,966,068	14,967,564
TOTAL MONEY MARKET FUNDS
(Cost $23,936,241)		23,935,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $844,610,129)		1,007,482,247
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,746,682)
NET ASSETS - 100%		$999,735,565

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,522,281 or 0.3% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,120
Fidelity Securities Lending Cash Central Fund	106,612
Total	$182,732

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$5,450,276	$64,232	$907,568	$--	$4,638,796
Total	$5,450,276	$64,232	$907,568	$--	$4,638,796

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,172,150) — See accompanying schedule: Unaffiliated issuers (cost $818,797,323)	$978,908,004
Fidelity Central Funds (cost $23,936,241)	23,935,447
Other affiliated issuers (cost $1,876,565)	4,638,796
Total Investments (cost $844,610,129)		$1,007,482,247
Receivable for investments sold		5,488,258
Receivable for fund shares sold		1,189,162
Dividends receivable		5,048,474
Distributions receivable from Fidelity Central Funds		39,530
Prepaid expenses		739
Other receivables		14,652
Total assets		1,019,263,062
Liabilities
Payable for investments purchased	$2,364,536
Payable for fund shares redeemed	1,182,921
Accrued management fee	728,238
Distribution and service plan fees payable	22,834
Other affiliated payables	205,983
Other payables and accrued expenses	56,049
Collateral on securities loaned	14,966,936
Total liabilities		19,527,497
Net Assets		$999,735,565
Net Assets consist of:
Paid in capital		$1,013,074,959
Undistributed net investment income		2,712,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,921,818)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,869,525
Net Assets		$999,735,565
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,215,065 ÷ 2,382,078 shares)		$16.46
Maximum offering price per share (100/94.25 of $16.46)		$17.46
Class M:
Net Asset Value and redemption price per share ($12,067,399 ÷ 737,837 shares)		$16.36
Maximum offering price per share (100/96.50 of $16.36)		$16.95
Class C:
Net Asset Value and offering price per share ($12,536,393 ÷ 785,142 shares)(a)		$15.97
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($804,353,447 ÷ 48,362,640 shares)		$16.63
Class I:
Net Asset Value, offering price and redemption price per share ($131,563,261 ÷ 7,920,155 shares)		$16.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$10,382,535
Income from Fidelity Central Funds		182,732
Income before foreign taxes withheld		10,565,267
Less foreign taxes withheld		(1,001,818)
Total income		9,563,449
Expenses
Management fee
Basic fee	$4,127,157
Performance adjustment	74,067
Transfer agent fees	998,611
Distribution and service plan fees	140,161
Accounting and security lending fees	229,336
Custodian fees and expenses	84,070
Independent trustees' fees and expenses	2,011
Registration fees	42,545
Audit	38,720
Legal	1,533
Interest	2,066
Miscellaneous	5,741
Total expenses before reductions	5,746,018
Expense reductions	(21,960)	5,724,058
Net investment income (loss)		3,839,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,961,072
Fidelity Central Funds	(904)
Other affiliated issuers	599,349
Foreign currency transactions	(136,477)
Total net realized gain (loss)		31,423,040
Change in net unrealized appreciation (depreciation) on: Investment securities	77,011,792
Assets and liabilities in foreign currencies	123,402
Total change in net unrealized appreciation (depreciation)		77,135,194
Net gain (loss)		108,558,234
Net increase (decrease) in net assets resulting from operations		$112,397,625

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,839,391	$9,502,103
Net realized gain (loss)	31,423,040	53,842,316
Change in net unrealized appreciation (depreciation)	77,135,194	(43,765,071)
Net increase (decrease) in net assets resulting from operations	112,397,625	19,579,348
Distributions to shareholders from net investment income	(10,623,894)	(4,852,691)
Distributions to shareholders from net realized gain	(2,566,471)	(4,655,673)
Total distributions	(13,190,365)	(9,508,364)
Share transactions - net increase (decrease)	(135,200,456)	68,430,907
Redemption fees	141,153	241,368
Total increase (decrease) in net assets	(35,852,043)	78,743,259
Net Assets
Beginning of period	1,035,587,608	956,844,349
End of period	$999,735,565	$1,035,587,608
Other Information
Undistributed net investment income end of period	$2,712,899	$9,497,402

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$14.75	$13.65	$13.68	$10.78	$9.75
Income from Investment Operations
Net investment income (loss)A	.04	.09	.06	.05	.07	.08
Net realized and unrealized gain (loss)	1.76	.10	1.11	.05	2.91	1.07
Total from investment operations	1.80	.19	1.17	.10	2.98	1.15
Distributions from net investment income	(.12)	(.05)	(.05)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.16)	(.12)	(.07)	(.13)B	(.08)C	(.12)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$16.46	$14.82	$14.75	$13.65	$13.68	$10.78
Total ReturnE,F,G	12.29%	1.30%	8.62%	.78%	27.85%	12.00%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.44%J	1.45%	1.52%	1.63%	1.70%	1.75%
Expenses net of fee waivers, if any	1.44%J	1.45%	1.52%	1.63%	1.65%	1.65%
Expenses net of all reductions	1.44%J	1.45%	1.51%	1.63%	1.64%	1.64%
Net investment income (loss)	.52%J	.62%	.38%	.33%	.59%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$39,215	$45,151	$42,289	$25,041	$22,052	$18,194
Portfolio turnover rateK	12%J	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and net realized gain of $.079 per share.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.68	$14.62	$13.53	$13.56	$10.69	$9.66
Income from Investment Operations
Net investment income (loss)A	.02	.04	.01	.01	.04	.06
Net realized and unrealized gain (loss)	1.76	.10	1.11	.06	2.89	1.06
Total from investment operations	1.78	.14	1.12	.07	2.93	1.12
Distributions from net investment income	(.06)	(.01)	(.01)	(.02)	(.05)	(.08)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.10)	(.08)	(.03)	(.10)	(.06)	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.36	$14.68	$14.62	$13.53	$13.56	$10.69
Total ReturnC,D,E	12.19%	.95%	8.27%	.55%	27.53%	11.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.77%	1.80%	1.89%	1.96%	2.02%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.80%	1.89%	1.90%	1.90%
Expenses net of all reductions	1.75%H	1.77%	1.80%	1.89%	1.89%	1.89%
Net investment income (loss)	.21%H	.30%	.10%	.07%	.34%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$12,067	$12,308	$13,296	$9,913	$9,634	$8,169
Portfolio turnover rateI	12%H	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.26	$13.23	$13.28	$10.48	$9.47
Income from Investment Operations
Net investment income (loss)A	(.02)	(.03)	(.05)	(.06)	(.02)	.01
Net realized and unrealized gain (loss)	1.72	.09	1.08	.06	2.84	1.04
Total from investment operations	1.70	.06	1.03	–	2.82	1.05
Distributions from net investment income	–	–	–	–	(.01)	(.03)
Distributions from net realized gain	–	(.05)	–	(.05)	(.01)	(.01)
Total distributions	–	(.05)	–	(.05)	(.02)	(.04)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.97	$14.27	$14.26	$13.23	$13.28	$10.48
Total ReturnC,D,E	11.91%	.44%	7.79%	.03%	26.91%	11.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.24%H	2.26%	2.27%	2.38%	2.45%	2.50%
Expenses net of fee waivers, if any	2.23%H	2.26%	2.27%	2.38%	2.40%	2.40%
Expenses net of all reductions	2.23%H	2.25%	2.26%	2.38%	2.39%	2.39%
Net investment income (loss)	(.27)%H	(.19)%	(.36)%	(.42)%	(.16)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$12,536	$12,625	$17,370	$8,438	$8,070	$6,608
Portfolio turnover rateI	12%H	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$14.91	$13.80	$13.82	$10.88	$9.85
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.09	.10	.11
Net realized and unrealized gain (loss)	1.78	.11	1.12	.06	2.95	1.07
Total from investment operations	1.84	.24	1.22	.15	3.05	1.18
Distributions from net investment income	(.17)	(.08)	(.09)	(.09)	(.10)	(.14)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.21)	(.15)	(.11)	(.17)	(.11)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.63	$15.00	$14.91	$13.80	$13.82	$10.88
Total ReturnC,D	12.46%	1.58%	8.92%	1.11%	28.24%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%G	1.17%	1.23%	1.30%	1.39%	1.47%
Expenses net of fee waivers, if any	1.14%G	1.17%	1.22%	1.30%	1.39%	1.40%
Expenses net of all reductions	1.14%G	1.16%	1.22%	1.30%	1.38%	1.39%
Net investment income (loss)	.82%G	.90%	.68%	.65%	.85%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$804,353	$809,952	$762,563	$584,253	$518,121	$334,918
Portfolio turnover rateH	12%G	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.99	$14.91	$13.81	$13.83	$10.90	$9.86
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.08	.11	.11
Net realized and unrealized gain (loss)	1.78	.10	1.13	.07	2.93	1.08
Total from investment operations	1.84	.23	1.23	.15	3.04	1.19
Distributions from net investment income	(.18)	(.08)	(.11)	(.09)	(.10)	(.14)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.22)	(.15)	(.13)	(.17)	(.11)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.61	$14.99	$14.91	$13.81	$13.83	$10.90
Total ReturnC,D	12.46%	1.56%	8.98%	1.11%	28.11%	12.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.16%	1.19%	1.36%	1.38%	1.44%
Expenses net of fee waivers, if any	1.15%G	1.16%	1.19%	1.36%	1.37%	1.40%
Expenses net of all reductions	1.15%G	1.16%	1.18%	1.36%	1.37%	1.39%
Net investment income (loss)	.81%G	.91%	.71%	.60%	.87%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$131,563	$155,551	$120,723	$29,822	$5,670	$4,591
Portfolio turnover rateH	12%G	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Small Cap Opportunities and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$209,557,645
Gross unrealized depreciation	(52,839,150)
Net unrealized appreciation (depreciation) on securities	$156,718,495
Tax cost	$850,763,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(201,465,311)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,360,998 and $201,269,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,828	$1,396
Class M	.25%	.25%	28,790	–
Class C	.75%	.25%	59,543	5,542
			$140,161	$ 6,938

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,132
Class M	1,342
Class C(a)	733
$5,207

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50,887.25
Class M	17,832.31
Class C	17,358.29
International Small Cap Opportunities	748,529.20
Class I	164,005.21
	$998,611

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $716 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,779,000.58%		$1,257

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,675 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $360,684. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,612, including $29 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,334,167. The weighted average interest rate was .91%. The interest expense amounted to $809 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,717 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,243.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$345,530	$159,395
Class M	44,101	9,385
International Small Cap Opportunities	8,436,081	3,989,748
Class I	1,798,182	694,163
Total	$10,623,894	$4,852,691
From net realized gain
Class A	$117,129	$214,570
Class M	32,073	65,696
Class C	–	66,143
International Small Cap Opportunities	2,008,591	3,723,825
Class I	408,678	585,439
Total	$2,566,471	$4,655,673

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	365,099	1,351,287	$5,442,812	$19,658,244
Reinvestment of distributions	30,737	24,184	441,386	359,376
Shares redeemed	(1,060,238)	(1,195,179)	(15,880,127)	(17,426,031)
Net increase (decrease)	(664,402)	180,292	$(9,995,929)	$2,591,589
Class M
Shares sold	50,846	193,483	$769,295	$2,768,529
Reinvestment of distributions	5,229	5,021	74,673	74,158
Shares redeemed	(156,449)	(269,450)	(2,314,840)	(3,846,732)
Net increase (decrease)	(100,374)	(70,946)	$(1,470,872)	$(1,004,045)
Class B
Shares sold	–	3,601	$–	$51,563
Shares redeemed	–	(45,696)	–	(635,715)
Net increase (decrease)	–	(42,095)	$–	$(584,152)
Class C
Shares sold	57,882	246,339	$847,816	$3,449,372
Reinvestment of distributions	–	4,483	–	64,648
Shares redeemed	(157,157)	(584,363)	(2,262,768)	(8,102,721)
Net increase (decrease)	(99,275)	(333,541)	$(1,414,952)	$(4,588,701)
International Small Cap Opportunities
Shares sold	3,077,675	26,676,267	$46,619,140	$389,947,202
Reinvestment of distributions	594,324	402,267	8,611,758	6,034,011
Shares redeemed	(9,305,420)	(24,218,791)	(138,022,412)	(357,874,849)
Net increase (decrease)	(5,633,421)	2,859,743	$(82,791,514)	$38,106,364
Class I
Shares sold	2,368,566	5,357,445	$36,078,168	$78,823,330
Reinvestment of distributions	138,286	75,351	2,000,992	1,129,506
Shares redeemed	(4,962,513)	(3,153,630)	(77,606,349)	(46,042,984)
Net increase (decrease)	(2,455,661)	2,279,166	$(39,527,189)	$33,909,852

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.44%
Actual		$1,000.00	$1,122.90	$7.58
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class M	1.75%
Actual		$1,000.00	$1,121.90	$9.21
Hypothetical-C		$1,000.00	$1,016.12	$8.75

Class C	2.23%
Actual		$1,000.00	$1,119.10	$11.72
Hypothetical-C		$1,000.00	$1,013.74	$11.13
International Small Cap Opportunities	1.14%
Actual		$1,000.00	$1,124.60	$6.01
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class I	1.15%
Actual		$1,000.00	$1,124.60	$6.06
Hypothetical-C		$1,000.00	$1,019.09	$5.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AILS-SANN-0617
1.815094.111

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2017

Contents

Fidelity® Diversified International Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United Kingdom	16.4%
Japan	14.9%
United States of America*	10.2%
Germany	8.3%
Netherlands	6.2%
France	5.1%
Canada	3.7%
India	3.6%
Ireland	3.6%
Other	28.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	15.9%
United Kingdom	13.2%
United States of America*	10.7%
Germany	8.9%
Netherlands	5.2%
France	5.0%
Canada	4.3%
India	3.5%
Ireland	3.2%
Other	30.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.9
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	3.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	2.2	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.9
Lloyds Banking Group PLC (United Kingdom, Banks)	1.5	1.2
Prudential PLC (United Kingdom, Insurance)	1.5	1.0
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.3	0.5
SAP AG (Germany, Software)	1.3	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.2	1.3
HDFC Bank Ltd. (India, Banks)	1.2	1.2
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.6
	14.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	21.2
Consumer Staples	14.2	14.9
Health Care	13.2	15.8
Information Technology	12.4	14.8
Consumer Discretionary	12.4	12.2
Industrials	10.9	7.8
Energy	4.3	3.5
Materials	3.4	3.0
Telecommunication Services	2.1	2.9
Real Estate	0.4	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Diversified International Fund

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Australia - 1.5%
Amcor Ltd.		1,601,729	$18,842,176
Australia & New Zealand Banking Group Ltd.		5,003,676	122,743,614
Bapcor Ltd.		865,084	3,387,863
CSL Ltd.		478,787	47,521,257
Magellan Financial Group Ltd.		3,006,204	53,079,654
Ramsay Health Care Ltd.		738,117	39,628,734

TOTAL AUSTRALIA			285,203,298

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.		614,700	6,210,044
Bailiwick of Jersey - 2.5%
Shire PLC		2,721,200	160,438,638
Shire PLC sponsored ADR		168,129	29,752,108
Wolseley PLC		2,906,649	184,738,310
WPP PLC		5,042,009	107,967,185

TOTAL BAILIWICK OF JERSEY			482,896,241

Belgium - 2.2%
Anheuser-Busch InBev SA NV		1,948,430	219,725,168
KBC Groep NV		2,700,990	195,008,247

TOTAL BELGIUM			414,733,415

Bermuda - 0.6%
Credicorp Ltd. (United States)		288,400	44,315,544
IHS Markit Ltd. (a)		1,541,700	66,909,780

TOTAL BERMUDA			111,225,324

Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,000,881	184,004,475
Cenovus Energy, Inc.		8,494,900	84,696,963
CGI Group, Inc. Class A (sub. vtg.) (a)		1,061,600	51,234,906
Constellation Software, Inc.		60,338	27,596,662
Fairfax India Holdings Corp. (a)		5,606,600	77,875,674
Imperial Oil Ltd.		2,529,500	73,584,444
PrairieSky Royalty Ltd.		822,398	17,923,402
Suncor Energy, Inc.		6,002,000	188,099,747

TOTAL CANADA			705,016,273

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)		1,130,000	130,515,000
JD.com, Inc. sponsored ADR (a)		1,444,792	50,668,855
Melco Crown Entertainment Ltd. sponsored ADR		901,200	19,781,340
Yihai International Holding Ltd.		20,356,000	9,525,907

TOTAL CAYMAN ISLANDS			210,491,102

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)		1,752,010	105,087,560
Qingdao Haier Co. Ltd.		35,425,678	62,644,377

TOTAL CHINA			167,731,937

Curacao - 0.7%
Schlumberger Ltd.		1,750,025	127,034,315
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B		10,655	18,380,239
NNIT A/S (a)		651,651	18,371,152
Novo Nordisk A/S Series B		1,616,195	62,929,550

TOTAL DENMARK			99,680,941

Finland - 0.3%
Sampo Oyj (A Shares) (b)		1,278,400	61,258,763
France - 5.1%
Amundi SA		2,959,013	194,684,472
AXA SA (b)		4,035,000	107,654,416
BNP Paribas SA		1,426,800	100,681,933
LVMH Moet Hennessy - Louis Vuitton SA (b)		429,124	105,937,374
Maisons du Monde SA		891,300	30,932,654
Rubis		199,800	20,301,659
Sanofi SA		2,243,715	212,017,239
Societe Generale Series A		1,863,200	102,164,332
VINCI SA		1,157,700	98,680,707
Worldline SA (a)(c)		95,117	3,154,435

TOTAL FRANCE			976,209,221

Germany - 7.0%
adidas AG		602,424	120,678,943
Aumann AG		332,400	21,862,591
Axel Springer Verlag AG		869,800	48,804,341
Bayer AG		3,421,662	423,373,043
Brenntag AG		95,600	5,669,223
Deutsche Borse AG		64,992	6,361,001
Deutsche Post AG		2,022,759	72,705,684
Fresenius Medical Care AG & Co. KGaA		216,300	19,200,798
Fresenius SE & Co. KGaA		2,404,200	194,871,981
ProSiebenSat.1 Media AG		1,893,290	80,369,529
Rational AG		34,516	17,344,086
SAP AG		2,353,846	235,775,443
Symrise AG		1,098,900	76,933,232

TOTAL GERMANY			1,323,949,895

Hong Kong - 1.1%
AIA Group Ltd.		25,979,000	179,854,230
Techtronic Industries Co. Ltd.		8,211,500	35,259,933

TOTAL HONG KONG			215,114,163

India - 3.6%
Adani Ports & Special Economic Zone Ltd. (a)		666,389	3,396,729
Axis Bank Ltd.		3,625,258	28,738,727
Godrej Consumer Products Ltd.		167,651	4,544,753
HDFC Bank Ltd.		9,449,055	230,669,153
Housing Development Finance Corp. Ltd.		7,369,819	176,209,633
ICICI Bank Ltd.		9,531,499	41,126,022
ITC Ltd.		20,903,933	90,391,871
LIC Housing Finance Ltd.		3,151,798	32,792,622
Reliance Industries Ltd.		3,832,853	83,179,289

TOTAL INDIA			691,048,799

Indonesia - 0.8%
PT Bank Central Asia Tbk		49,044,200	65,311,317
PT Bank Rakyat Indonesia Tbk		85,630,900	82,874,830

TOTAL INDONESIA			148,186,147

Ireland - 3.6%
Allergan PLC		417,700	101,860,322
CRH PLC		1,777,100	64,794,802
DCC PLC (United Kingdom)		765,289	70,672,725
Kerry Group PLC Class A		892,900	72,967,150
Kingspan Group PLC (Ireland)		1,135,800	39,510,842
Medtronic PLC		998,800	82,990,292
Ryanair Holdings PLC sponsored ADR (a)		2,288,132	210,347,975
Weatherford International PLC (a)		6,773,300	39,081,941

TOTAL IRELAND			682,226,049

Isle of Man - 0.3%
Paysafe Group PLC (a)		10,849,449	63,782,965
Israel - 1.4%
Check Point Software Technologies Ltd. (a)		1,325,300	137,844,453
Elbit Systems Ltd. (Israel)		288,593	34,382,870
SodaStream International Ltd. (a)		417,260	22,694,771
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,523,900	79,704,762

TOTAL ISRAEL			274,626,856

Italy - 0.6%
Buzzi Unicem SpA		291,900	7,504,013
Intesa Sanpaolo SpA		25,088,000	73,234,444
Prada SpA		8,915,500	41,836,090

TOTAL ITALY			122,574,547

Japan - 14.8%
Astellas Pharma, Inc.		10,466,900	138,028,184
Bridgestone Corp.		721,500	30,083,265
Daito Trust Construction Co. Ltd.		349,800	51,461,942
Dentsu, Inc.		1,246,300	70,210,935
Don Quijote Holdings Co. Ltd.		1,285,200	46,865,557
Hoya Corp.		6,178,200	295,068,283
Japan Exchange Group, Inc.		409,000	5,727,284
Japan Tobacco, Inc.		2,901,100	96,447,424
Kaken Pharmaceutical Co. Ltd.		275,500	16,335,995
Kao Corp.		186,500	10,285,732
KDDI Corp.		6,215,800	164,806,178
Keyence Corp.		581,420	233,663,297
Minebea Mitsumi, Inc.		3,731,100	53,920,629
Misumi Group, Inc.		2,181,500	41,311,025
Morinaga & Co. Ltd.		942,500	44,556,851
Nabtesco Corp.		917,600	26,011,357
Nidec Corp.		199,800	18,317,614
Nippon Telegraph & Telephone Corp.		1,075,100	46,074,107
Nitori Holdings Co. Ltd.		1,042,700	135,721,704
Olympus Corp.		2,731,300	105,111,254
ORIX Corp.		19,160,300	292,367,529
Outsourcing, Inc.		352,000	13,498,991
Recruit Holdings Co. Ltd.		3,632,600	183,463,001
Seria Co. Ltd.		245,700	11,020,408
Seven & i Holdings Co. Ltd.		1,760,300	74,375,537
Shin-Etsu Chemical Co. Ltd.		104,600	9,086,758
Shinsei Bank Ltd.		23,502,000	43,852,128
Shionogi & Co. Ltd.		684,000	35,177,143
SMC Corp.		126,400	35,592,698
SoftBank Corp.		1,510,800	114,598,289
Sohgo Security Services Co., Ltd.		349,200	15,239,812
Sony Corp.		2,277,700	78,157,781
Start Today Co. Ltd.		1,606,100	34,290,361
Sundrug Co. Ltd.		523,300	18,354,815
Tsuruha Holdings, Inc.		1,496,600	151,707,378
Welcia Holdings Co. Ltd.		2,223,100	71,593,891

TOTAL JAPAN			2,812,385,137

Luxembourg - 1.4%
B&M European Value Retail S.A.		35,854,800	156,499,892
Eurofins Scientific SA		233,800	115,140,077

TOTAL LUXEMBOURG			271,639,969

Netherlands - 6.2%
AerCap Holdings NV (a)		991,900	45,637,319
Altice NV:
Class A (a)		6,848,470	170,126,175
Class B (a)		1,816,636	45,177,410
ASML Holding NV		561,600	74,046,960
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(c)		4,182,893	20,024,004
IMCD Group BV		1,506,247	81,135,327
ING Groep NV (Certificaten Van Aandelen)		8,063,600	131,432,990
Koninklijke Philips Electronics NV		2,434,700	84,076,248
LyondellBasell Industries NV Class A		681,000	57,721,560
NXP Semiconductors NV (a)		792,400	83,796,300
RELX NV		6,925,370	133,940,267
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		3,586,657	187,888,785
(NY Reg.) (a)		449,300	23,471,432
Wolters Kluwer NV		806,300	34,245,018

TOTAL NETHERLANDS			1,172,719,795

New Zealand - 0.1%
Ryman Healthcare Group Ltd.		4,273,045	25,319,321
Norway - 0.7%
Statoil ASA (b)		8,356,100	137,615,735
Philippines - 0.1%
Alliance Global Group, Inc.		68,432,356	20,194,787
Singapore - 0.4%
Broadcom Ltd.		347,500	76,731,475
South Africa - 1.1%
Capitec Bank Holdings Ltd.		304,900	17,397,695
Naspers Ltd. Class N		1,026,379	195,167,520

TOTAL SOUTH AFRICA			212,565,215

Spain - 2.9%
Amadeus IT Holding SA Class A		2,952,800	159,216,009
CaixaBank SA		24,223,200	109,984,068
Grifols SA ADR		259,307	5,629,555
Hispania Activos Inmobiliarios SA		1,093,780	16,513,560
Inditex SA		4,169,300	159,910,387
Neinor Homes SLU		2,261,900	44,608,686
Prosegur Cash SA		21,180,200	53,987,525

TOTAL SPAIN			549,849,790

Sweden - 3.0%
ASSA ABLOY AB (B Shares) (b)		5,359,800	116,124,058
Coor Service Management Holding AB (d)		4,940,000	30,814,695
HEXPOL AB (B Shares)		2,087,300	23,200,601
Nordea Bank AB		14,030,400	172,661,375
Svenska Cellulosa AB (SCA) (B Shares)		5,459,900	180,860,382
Svenska Handelsbanken AB (A Shares)		3,430,300	48,681,733

TOTAL SWEDEN			572,342,844

Switzerland - 2.5%
Credit Suisse Group AG		7,852,601	119,759,735
Dufry AG (a)		14,080	2,306,573
Forbo Holding AG (Reg.)		2,440	3,999,638
Julius Baer Group Ltd.		890,740	46,449,153
Sika AG		25,331	161,660,151
UBS Group AG		7,873,537	134,522,743

TOTAL SWITZERLAND			468,697,993

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,705,100	188,667,657
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)		8,066,300	43,129,061
United Kingdom - 16.4%
Ascential PLC		5,788,321	26,449,534
Booker Group PLC		30,017,100	75,423,607
British American Tobacco PLC sponsored ADR (b)		3,654,200	248,631,768
Bunzl PLC		2,089,770	65,176,616
Close Brothers Group PLC		365,400	8,007,662
Coca-Cola European Partners PLC		1,595,500	61,618,210
Compass Group PLC		5,821,076	117,532,234
Dialog Semiconductor PLC (a)		1,265,600	59,211,646
Dignity PLC		1,100,672	35,539,968
Domino's Pizza UK & IRL PLC		3,102,000	13,278,533
Essentra PLC		12,950,820	90,830,680
GlaxoSmithKline PLC		1,969,300	39,637,808
Halma PLC		1,985,656	27,081,282
Hastings Group Holdings PLC		2,092,566	8,193,211
Howden Joinery Group PLC		1,831,200	10,981,296
Ibstock PLC		6,893,100	20,444,990
IMI PLC		1,397,035	23,142,734
Imperial Tobacco Group PLC		2,139,590	104,806,670
Indivior PLC		7,595,400	32,955,833
Informa PLC		4,030,910	33,517,758
ITV PLC		21,304,300	57,945,992
John Wood Group PLC		2,360,400	23,219,359
Liberty Global PLC Class A (a)		1,176,300	41,664,546
LivaNova PLC (a)		201,600	10,624,320
Lloyds Banking Group PLC		319,343,100	286,938,335
London Stock Exchange Group PLC		2,452,700	107,469,014
Melrose Industries PLC		45,491,037	139,345,779
Micro Focus International PLC		4,020,383	134,762,338
Next PLC		1,515,300	84,490,643
Polypipe Group PLC		3,334,400	17,201,441
Prudential PLC		12,721,883	282,347,725
Reckitt Benckiser Group PLC		2,201,587	202,848,823
Rio Tinto PLC		2,883,000	113,735,017
Softcat PLC		4,814,100	25,689,116
Spectris PLC		1,954,100	69,854,229
St. James's Place Capital PLC		11,611,300	172,647,213
Standard Chartered PLC (United Kingdom) (a)		4,673,076	43,651,121
Standard Life PLC		9,250,943	43,601,848
TechnipFMC PLC (France) (a)		548,370	16,486,569
Tesco PLC (a)		24,969,200	59,257,286
Vodafone Group PLC sponsored ADR		3,079,900	80,662,581

TOTAL UNITED KINGDOM			3,116,905,335

United States of America - 6.3%
Activision Blizzard, Inc.		673,000	35,164,250
Alexion Pharmaceuticals, Inc. (a)		329,400	42,090,732
Alphabet, Inc. Class C (a)		184,903	167,514,722
Amgen, Inc.		668,200	109,130,424
Bio-Rad Laboratories, Inc. Class A (a)		92,900	20,276,354
Coty, Inc. Class A		7,810,300	139,413,855
Fidelity National Information Services, Inc.		570,700	48,047,233
MasterCard, Inc. Class A		1,127,600	131,162,432
Molson Coors Brewing Co. Class B		502,600	48,194,314
MSCI, Inc.		284,900	28,581,168
NJOY, Inc. (a)(e)		9,361,811	94
Oceaneering International, Inc.		1,246,700	32,900,413
Qualcomm, Inc.		1,410,300	75,789,522
Quintiles Transnational Holdings, Inc. (a)		298,800	25,182,864
S&P Global, Inc.		938,400	125,923,896
Vertex Pharmaceuticals, Inc. (a)		286,200	33,857,460
Visa, Inc. Class A		1,406,700	128,319,174

TOTAL UNITED STATES OF AMERICA			1,191,548,907

TOTAL COMMON STOCKS
(Cost $13,488,133,380)			18,029,513,316

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.1%
Itau Unibanco Holding SA		1,554,050	19,222,130
Germany - 1.3%
Henkel AG & Co. KGaA		1,423,000	193,759,237
Jungheinrich AG		415,400	14,466,272
Sartorius AG (non-vtg.)		501,684	45,937,477

TOTAL GERMANY			254,162,986

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $178,756,424)			273,385,116
		Principal Amount(f)	Value

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $18,475,883)	JPY	2,014,800,000	18,178,295
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.85% (g)		626,029,193	626,154,399
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)		588,137,491	588,196,305
TOTAL MONEY MARKET FUNDS
(Cost $1,214,300,424)			1,214,350,704
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $14,899,666,111)			19,535,427,431
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(483,866,851)
NET ASSETS - 100%			$19,051,560,580

Currency Abbreviations

JPY – Japanese yen

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,178,439 or 0.1% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94 or 0.0% of net assets.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,808,513
Fidelity Securities Lending Cash Central Fund	3,454,069
Total	$5,262,582

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Coor Service Management Holding AB	$30,536,334	$--	$1,809,026	$--	$30,814,695
Essentra PLC	88,602,878	1,804,660	9,651,540	2,457,025	--
Total	$119,139,212	$1,804,660	$11,460,566	$2,457,025	$30,814,695

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,325,528,849	$1,640,397,132	$685,131,623	$94
Consumer Staples	2,670,216,974	2,000,496,912	669,720,062	--
Energy	823,822,177	686,206,442	137,615,735	--
Financials	4,358,934,925	2,807,150,548	1,551,784,377	--
Health Care	2,568,162,960	1,512,537,700	1,055,625,260	--
Industrials	2,048,438,745	1,589,857,557	458,581,188	--
Information Technology	2,368,621,506	2,132,846,063	235,775,443	--
Materials	644,753,980	466,224,161	178,529,819	--
Real Estate	67,975,502	67,975,502	--	--
Telecommunication Services	406,141,155	80,662,581	325,478,574	--
Utilities	20,301,659	20,301,659	--	--
Government Obligations	18,178,295	--	18,178,295	--
Money Market Funds	1,214,350,704	1,214,350,704	--	--
Total Investments in Securities:	$19,535,427,431	$14,219,006,961	$5,316,420,376	$94

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$973,567,419
Level 2 to Level 1	$517,406,319

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $563,233,857) — See accompanying schedule: Unaffiliated issuers (cost $13,662,462,321)	$18,290,262,032
Fidelity Central Funds (cost $1,214,300,424)	1,214,350,704
Other affiliated issuers (cost $22,903,366)	30,814,695
Total Investments (cost $14,899,666,111)		$19,535,427,431
Receivable for investments sold		74,559,933
Receivable for fund shares sold		14,124,963
Dividends receivable		99,463,301
Interest receivable		792
Distributions receivable from Fidelity Central Funds		1,718,151
Prepaid expenses		13,155
Other receivables		2,251,904
Total assets		19,727,559,630
Liabilities
Payable to custodian bank	$1,223,790
Payable for investments purchased	58,625,597
Payable for fund shares redeemed	9,230,689
Accrued management fee	12,312,244
Other affiliated payables	1,984,439
Other payables and accrued expenses	4,412,957
Collateral on securities loaned	588,209,334
Total liabilities		675,999,050
Net Assets		$19,051,560,580
Net Assets consist of:
Paid in capital		$14,056,726,936
Undistributed net investment income		75,737,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		285,620,539
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,633,475,717
Net Assets		$19,051,560,580
Diversified International:
Net Asset Value, offering price and redemption price per share ($10,740,010,702 ÷ 286,835,821 shares)		$37.44
Class K:
Net Asset Value, offering price and redemption price per share ($8,311,549,878 ÷ 222,370,796 shares)		$37.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017
Investment Income
Dividends (including $2,457,025 earned from other affiliated issuers)		$170,170,401
Interest		7
Income from Fidelity Central Funds		5,262,582
Income before foreign taxes withheld		175,432,990
Less foreign taxes withheld		(12,979,594)
Total income		162,453,396
Expenses
Management fee
Basic fee	$61,761,768
Performance adjustment	5,051,076
Transfer agent fees	10,898,483
Accounting and security lending fees	1,074,405
Custodian fees and expenses	995,673
Independent trustees' fees and expenses	37,928
Appreciation in deferred trustee compensation account	9
Registration fees	90,301
Audit	77,638
Legal	56,468
Miscellaneous	77,298
Total expenses before reductions	80,121,047
Expense reductions	(952,117)	79,168,930
Net investment income (loss)		83,284,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	792,964,950
Fidelity Central Funds	(28,010)
Other affiliated issuers	(4,923,429)
Foreign currency transactions	(2,293,960)
Total net realized gain (loss)		785,719,551
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,615,432)	983,933,279
Assets and liabilities in foreign currencies	1,958,111
Total change in net unrealized appreciation (depreciation)		985,891,390
Net gain (loss)		1,771,610,941
Net increase (decrease) in net assets resulting from operations		$1,854,895,407

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,284,466	$250,383,197
Net realized gain (loss)	785,719,551	(116,794,131)
Change in net unrealized appreciation (depreciation)	985,891,390	(1,001,178,165)
Net increase (decrease) in net assets resulting from operations	1,854,895,407	(867,589,099)
Distributions to shareholders from net investment income	(223,211,879)	(225,471,164)
Distributions to shareholders from net realized gain	(38,126,771)	(89,601,901)
Total distributions	(261,338,650)	(315,073,065)
Share transactions - net increase (decrease)	(2,141,680,284)	(2,421,343,717)
Redemption fees	24,751	142,450
Total increase (decrease) in net assets	(548,098,776)	(3,603,863,431)
Net Assets
Beginning of period	19,599,659,356	23,203,522,787
End of period	$19,051,560,580	$19,599,659,356
Other Information
Undistributed net investment income end of period	$75,737,388	$215,664,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.28	$36.07	$36.22	$35.89	$29.07	$27.49
Income from Investment Operations
Net investment income (loss)A	.15	.39	.36	.60B	.44	.42
Net realized and unrealized gain (loss)	3.46	(1.71)	.80	.28	6.90	1.65
Total from investment operations	3.61	(1.32)	1.16	.88	7.34	2.07
Distributions from net investment income	(.38)	(.33)C	(.40)	(.32)	(.46)	(.49)
Distributions from net realized gain	(.07)	(.14)C	(.92)	(.23)	(.07)	–
Total distributions	(.45)	(.47)	(1.31)D	(.55)	(.52)E	(.49)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.44	$34.28	$36.07	$36.22	$35.89	$29.07
Total ReturnG,H	10.70%	(3.70)%	3.29%	2.48%	25.66%	7.72%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	1.05%	1.00%	.93%	.94%	1.01%
Expenses net of fee waivers, if any	.93%K	1.05%	.99%	.93%	.94%	1.01%
Expenses net of all reductions	.92%K	1.05%	.99%	.92%	.92%	.99%
Net investment income (loss)	.85%K	1.15%	.98%	1.65%B	1.38%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,740,011	$10,990,703	$13,059,983	$13,781,306	$14,432,586	$13,269,769
Portfolio turnover rateL	36%K,M	24%M	31%M	39%M	52%	35%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund Class K

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.25	$36.04	$36.20	$35.87	$29.06	$27.51
Income from Investment Operations
Net investment income (loss)A	.17	.44	.40	.65B	.49	.47
Net realized and unrealized gain (loss)	3.46	(1.71)	.80	.28	6.90	1.63
Total from investment operations	3.63	(1.27)	1.20	.93	7.39	2.10
Distributions from net investment income	(.43)	(.38)C	(.45)	(.37)	(.51)	(.55)
Distributions from net realized gain	(.07)	(.14)C	(.92)	(.23)	(.07)	–
Total distributions	(.50)	(.52)	(1.36)D	(.60)	(.58)	(.55)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.38	$34.25	$36.04	$36.20	$35.87	$29.06
Total ReturnF,G	10.78%	(3.57)%	3.40%	2.63%	25.86%	7.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.92%	.87%	.80%	.80%	.84%
Expenses net of fee waivers, if any	.80%J	.92%	.87%	.80%	.80%	.84%
Expenses net of all reductions	.79%J	.92%	.86%	.79%	.78%	.83%
Net investment income (loss)	.98%J	1.28%	1.10%	1.78%B	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$8,311,550	$8,608,956	$10,143,540	$11,134,431	$11,541,599	$8,885,304
Portfolio turnover rateK	36%J,L	24%L	31%L	39%L	52%	35%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,956,344,552
Gross unrealized depreciation	(513,976,999)
Net unrealized appreciation (depreciation) on securities	$4,442,367,553
Tax cost	$15,093,059,878

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(253,503,329)
Long-term	(25,640,185)
Total capital loss carryforward	$(279,143,514)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,216,511,189 and $4,602,699,032, respectively.

Redemptions In-Kind. During the period, 31,504,308 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,072,402,638. The net realized gain of $328,380,653 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 15,503,523 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $522,690,109. The Fund had a net realized gain of $150,666,425 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$8,982,024.17
Class K	1,916,459.05
	$10,898,483

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,114 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,106.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31,668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $3,454,069. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $868,765 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $508.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $82,844.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Diversified International	$117,261,561	$119,184,629
Class K	105,950,318	106,286,535
Total	$223,211,879	$225,471,164
From net realized gain
Diversified International	$21,125,448	$50,476,541
Class K	17,001,323	39,125,360
Total	$38,126,771	$89,601,901

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Diversified International
Shares sold	17,519,187	36,129,943	$604,418,549	$1,223,164,498
Reinvestment of distributions	3,851,054	4,457,297	128,009,018	158,724,354
Shares redeemed	(55,129,627)(a)	(82,034,474)	(1,875,998,098)(a)	(2,791,426,898)
Net increase (decrease)	(33,759,386)	(41,447,234)	$(1,143,570,531)	$(1,409,538,046)
Class K
Shares sold	19,112,015	41,707,314	$657,593,510	$1,421,802,525
Reinvestment of distributions	3,707,830	4,092,651	122,951,641	145,411,895
Shares redeemed	(51,816,109)(a)	(75,871,461)(b)	(1,778,654,904)(a)	(2,579,020,091)(b)
Net increase (decrease)	(28,996,264)	(30,071,496)	$(998,109,753)	$(1,011,805,671)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United Kingdom	15.3%
United States of America*	14.8%
France	8.8%
Japan	5.5%
Germany	5.2%
India	5.1%
Canada	4.1%
Sweden	3.6%
Switzerland	3.4%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	21.5%
Japan	12.4%
United Kingdom	10.7%
Germany	5.1%
Ireland	4.3%
France	3.2%
Switzerland	3.0%
Cayman Islands	2.8%
Canada	2.8%
Other	34.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.5	98.6
Short-Term Investments and Net Other Assets (Liabilities)	2.5	1.4

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	1.7	1.8
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.4	1.2
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.3	1.3
Unilever PLC (United Kingdom, Personal Products)	1.3	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.2	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.2	1.1
SAP AG (Germany, Software)	1.0	0.0
Naspers Ltd. Class N (South Africa, Media)	1.0	0.9
AIA Group Ltd. (Hong Kong, Insurance)	1.0	0.9
Anheuser-Busch InBev SA NV (Belgium, Beverages)	0.9	1.0
	12.0

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	22.1	17.9
Information Technology	17.1	17.7
Consumer Staples	13.5	18.4
Consumer Discretionary	13.2	14.5
Financials	12.2	7.9
Materials	9.4	7.5
Health Care	6.3	8.6
Real Estate	1.7	3.6
Utilities	1.0	0.0
Energy	0.5	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® International Capital Appreciation Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.3%
Amcor Ltd.	911,718	$10,725,130
CSL Ltd.	128,975	12,801,212
realestate.com.au Ltd.	208,761	9,612,131
Sydney Airport unit	1,882,966	9,714,658

TOTAL AUSTRALIA		42,853,131

Bailiwick of Guernsey - 0.5%
Burford Capital Ltd.	930,600	9,401,442
Bailiwick of Jersey - 1.9%
Experian PLC	503,500	10,831,680
Wolseley PLC	185,999	11,821,565
WPP PLC	539,300	11,548,314

TOTAL BAILIWICK OF JERSEY		34,201,559

Belgium - 0.9%
Anheuser-Busch InBev SA NV	150,460	16,967,430
Bermuda - 1.0%
Credicorp Ltd. (United States)	66,100	10,156,926
IHS Markit Ltd. (a)	203,900	8,849,260

TOTAL BERMUDA		19,006,186

Brazil - 1.6%
Equatorial Energia SA	546,600	9,900,296
Kroton Educacional SA	2,105,700	9,917,996
Ultrapar Participacoes SA	425,100	9,431,339

TOTAL BRAZIL		29,249,631

Canada - 4.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	251,700	11,575,932
Canadian National Railway Co.	197,900	14,304,819
CCL Industries, Inc. Class B	44,220	10,236,636
Constellation Software, Inc.	20,880	9,549,841
Descartes Systems Group, Inc. (a)	392,200	9,050,438
Open Text Corp.	290,700	10,079,360
Waste Connection, Inc. (Canada)	108,800	10,009,233

TOTAL CANADA		74,806,259

Cayman Islands - 3.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	181,630	20,978,265
NetEase, Inc. ADR	42,100	11,172,919
Tencent Holdings Ltd.	842,300	26,392,071

TOTAL CAYMAN ISLANDS		58,543,255

Denmark - 1.2%
Coloplast A/S Series B	126,300	10,814,540
DSV de Sammensluttede Vognmaend A/S	183,100	10,200,453

TOTAL DENMARK		21,014,993

France - 8.8%
ALTEN	26,000	2,203,436
Dassault Systemes SA	116,100	10,361,501
Essilor International SA	88,962	11,527,005
Imerys SA	112,600	9,688,533
L'Oreal SA	67,400	13,424,631
Legrand SA	176,400	11,419,624
LVMH Moet Hennessy - Louis Vuitton SA (b)	66,338	16,376,790
Orpea	99,600	10,172,424
Rubis	97,200	9,876,483
Sartorius Stedim Biotech	147,900	9,919,387
Sodexo SA	83,730	10,643,867
SR Teleperformance SA	86,000	10,805,965
Thales SA	98,400	10,345,701
Valeo SA	151,900	10,920,668
VINCI SA (b)	162,300	13,834,222

TOTAL FRANCE		161,520,237

Germany - 5.2%
adidas AG	60,091	12,037,565
Fresenius SE & Co. KGaA	151,220	12,257,109
HeidelbergCement Finance AG	120,900	11,194,191
Henkel AG & Co. KGaA	106,489	12,429,236
Rheinmetall AG	99,800	9,158,998
SAP AG	177,383	17,767,753
Symrise AG	154,800	10,837,441
Wirecard AG (b)	156,611	9,248,029

TOTAL GERMANY		94,930,322

Hong Kong - 1.5%
AIA Group Ltd.	2,494,800	17,271,655
Techtronic Industries Co. Ltd.	2,290,500	9,835,338

TOTAL HONG KONG		27,106,993

India - 5.1%
Adani Ports & Special Economic Zone Ltd. (a)	1,907,767	9,724,300
Asian Paints Ltd.	598,983	10,439,112
HDFC Bank Ltd.	428,344	10,456,680
Housing Development Finance Corp. Ltd.	530,377	12,681,117
IndusInd Bank Ltd. (a)	436,109	9,801,769
ITC Ltd.	2,260,525	9,774,863
LIC Housing Finance Ltd.	1,006,201	10,468,935
Maruti Suzuki India Ltd.	101,796	10,331,368
Zee Entertainment Enterprises Ltd.	1,149,050	9,416,348

TOTAL INDIA		93,094,492

Indonesia - 1.1%
PT Bank Central Asia Tbk	8,445,100	11,246,194
PT Bank Rakyat Indonesia Tbk	9,993,400	9,671,758

TOTAL INDONESIA		20,917,952

Ireland - 2.4%
CRH PLC	368,300	13,428,578
James Hardie Industries PLC CDI	574,764	9,756,789
Kerry Group PLC Class A	126,100	10,304,802
Kingspan Group PLC (Ireland)	298,108	10,370,222

TOTAL IRELAND		43,860,391

Israel - 1.1%
Check Point Software Technologies Ltd. (a)	95,600	9,943,356
Frutarom Industries Ltd.	170,800	10,040,124

TOTAL ISRAEL		19,983,480

Italy - 1.1%
Buzzi Unicem SpA	402,200	10,339,548
Davide Campari-Milano SpA	814,700	9,637,736

TOTAL ITALY		19,977,284

Japan - 5.5%
Benefit One, Inc.	286,100	8,738,915
Daikin Industries Ltd.	115,900	11,254,698
Kansai Paint Co. Ltd.	471,500	10,438,771
Keyence Corp.	29,640	11,911,837
Misumi Group, Inc.	490,800	9,294,270
Nitori Holdings Co. Ltd.	75,800	9,866,410
Recruit Holdings Co. Ltd.	204,700	10,338,291
Relo Holdings Corp.	600,600	9,859,592
Sundrug Co. Ltd.	276,300	9,691,258
Tsuruha Holdings, Inc.	99,500	10,086,118

TOTAL JAPAN		101,480,160

Kenya - 0.5%
Safaricom Ltd.	50,026,800	9,331,549
Luxembourg - 0.6%
Eurofins Scientific SA	21,900	10,785,148
Mexico - 1.9%
CEMEX S.A.B. de CV sponsored ADR	1,160,200	10,697,044
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	1,017,800	10,467,116
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	566,855	10,756,401
Grupo Cementos de Chihuahua S.A.B. de CV	677,700	3,214,397

TOTAL MEXICO		35,134,958

Netherlands - 2.6%
ASML Holding NV (Netherlands)	95,500	12,623,816
Heineken NV (Bearer)	124,900	11,135,985
RELX NV	687,560	13,297,769
Wolters Kluwer NV	247,100	10,494,783

TOTAL NETHERLANDS		47,552,353

New Zealand - 0.5%
Auckland International Airport Ltd.	1,944,433	9,211,829
Philippines - 1.2%
Ayala Land, Inc.	4,424,100	3,113,979
SM Investments Corp.	648,524	9,413,985
SM Prime Holdings, Inc.	14,722,000	8,747,806

TOTAL PHILIPPINES		21,275,770

Russia - 0.7%
Sberbank of Russia	4,210,790	12,230,484
South Africa - 2.1%
Capitec Bank Holdings Ltd.	176,521	10,072,347
FirstRand Ltd.	2,655,000	9,903,788
Naspers Ltd. Class N	91,777	17,451,535

TOTAL SOUTH AFRICA		37,427,670

Spain - 1.8%
Aena SA	62,930	11,105,043
Amadeus IT Holding SA Class A	229,500	12,374,720
Grifols SA	374,900	10,068,574

TOTAL SPAIN		33,548,337

Sweden - 3.6%
ASSA ABLOY AB (B Shares)	548,362	11,880,671
Atlas Copco AB (A Shares) (b)	334,600	12,511,659
Hexagon AB (B Shares) (b)	232,600	10,128,800
Indutrade AB (b)	471,660	11,145,432
Saab AB (B Shares)	205,700	10,199,885
Svenska Cellulosa AB (SCA) (B Shares)	317,900	10,530,507

TOTAL SWEDEN		66,396,954

Switzerland - 3.4%
Kaba Holding AG (B Shares) (Reg.)	12,410	10,632,688
Nestle SA (Reg. S)	402,555	31,004,995
Partners Group Holding AG	17,140	10,361,518
Sika AG	1,600	10,211,055

TOTAL SWITZERLAND		62,210,256

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	713,900	23,608,673
Thailand - 0.5%
Airports of Thailand PCL (For. Reg.)	7,674,700	8,927,939
United Kingdom - 15.3%
Ascential PLC	2,285,444	10,443,258
Ashtead Group PLC	509,100	10,754,591
BAE Systems PLC	1,459,700	11,855,648
British American Tobacco PLC (United Kingdom)	311,500	21,045,990
Bunzl PLC	352,242	10,985,870
Cineworld Group PLC	449,596	4,099,510
Compass Group PLC	660,176	13,329,488
ConvaTec Group PLC	2,498,200	9,936,738
Halma PLC	728,000	9,928,796
Imperial Tobacco Group PLC	279,717	13,701,787
Inchcape PLC	804,800	8,907,111
InterContinental Hotel Group PLC	189,700	10,063,849
Intertek Group PLC	202,500	10,664,224
John David Group PLC	1,662,600	9,582,628
London Stock Exchange Group PLC	248,800	10,901,574
Mondi PLC	403,600	10,460,082
Prudential PLC	652,349	14,478,144
Reckitt Benckiser Group PLC	154,480	14,233,408
Rentokil Initial PLC	3,054,800	9,851,877
Rightmove PLC	184,454	10,000,556
Sage Group PLC	1,234,700	10,714,529
St. James's Place Capital PLC	725,200	10,782,923
Unilever PLC	452,200	23,264,936
Worldpay Group PLC	2,592,400	10,073,029

TOTAL UNITED KINGDOM		280,060,546

United States of America - 12.3%
A.O. Smith Corp.	176,260	9,496,889
Adobe Systems, Inc. (a)	71,900	9,615,906
Alphabet, Inc. Class C (a)	10,903	9,877,682
Altria Group, Inc.	129,000	9,259,620
Amazon.com, Inc. (a)	10,797	9,987,117
American Tower Corp.	73,020	9,196,139
Amphenol Corp. Class A	125,678	9,087,776
Ecolab, Inc.	68,100	8,791,029
Equifax, Inc.	68,230	9,232,201
Facebook, Inc. Class A (a)	67,240	10,102,810
Fiserv, Inc. (a)	77,505	9,233,946
Henry Schein, Inc. (a)	53,700	9,333,060
Home Depot, Inc.	61,700	9,631,370
Marriott International, Inc. Class A	97,820	9,236,164
MasterCard, Inc. Class A	80,830	9,402,146
Mettler-Toledo International, Inc. (a)	19,070	9,790,919
Moody's Corp.	85,130	10,072,582
MSCI, Inc.	88,930	8,921,458
Philip Morris International, Inc.	82,240	9,115,482
Priceline Group, Inc. (a)	5,010	9,252,568
S&P Global, Inc.	71,993	9,660,741
Sherwin-Williams Co.	27,890	9,334,225
The Walt Disney Co.	77,200	8,924,320
Visa, Inc. Class A	103,868	9,474,839

TOTAL UNITED STATES OF AMERICA		226,030,989

TOTAL COMMON STOCKS
(Cost $1,443,715,913)		1,772,648,652

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $10,870,017)	1,040,200	12,794,460

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.85% (c)	35,303,419	35,310,480
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	24,294,811	24,297,240
TOTAL MONEY MARKET FUNDS
(Cost $59,607,720)		59,607,720
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,514,193,650)		1,845,050,832
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(13,147,518)
NET ASSETS - 100%		$1,831,903,314

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,455
Fidelity Securities Lending Cash Central Fund	141,614
Total	$177,069

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,415,713	$182,709,586	$58,706,127	$--
Consumer Staples	247,184,716	140,667,957	106,516,759	--
Energy	9,431,339	9,431,339	--	--
Financials	221,336,495	184,171,187	37,165,308	--
Health Care	117,406,116	106,591,576	10,814,540	--
Industrials	403,903,374	355,560,259	48,343,115	--
Information Technology	314,906,830	270,747,006	44,159,824	--
Materials	169,832,685	156,404,107	13,428,578	--
Real Estate	30,917,516	30,917,516	--	--
Telecommunication Services	9,331,549	9,331,549	--	--
Utilities	19,776,779	19,776,779	--	--
Money Market Funds	59,607,720	59,607,720	--	--
Total Investments in Securities:	$1,845,050,832	$1,525,916,581	$319,134,251	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$79,274,012
Level 2 to Level 1	$23,723,322

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,449,447) — See accompanying schedule: Unaffiliated issuers (cost $1,454,585,930)	$1,785,443,112
Fidelity Central Funds (cost $59,607,720)	59,607,720
Total Investments (cost $1,514,193,650)		$1,845,050,832
Cash		223,624
Foreign currency held at value (cost $3,014,155)		3,013,374
Receivable for investments sold		46,976,560
Receivable for fund shares sold		1,771,681
Dividends receivable		5,691,982
Distributions receivable from Fidelity Central Funds		58,486
Prepaid expenses		1,128
Other receivables		1,116,212
Total assets		1,903,903,879
Liabilities
Payable for investments purchased	$43,421,379
Payable for fund shares redeemed	881,637
Accrued management fee	1,282,164
Other affiliated payables	385,575
Other payables and accrued expenses	1,733,409
Collateral on securities loaned	24,296,401
Total liabilities		72,000,565
Net Assets		$1,831,903,314
Net Assets consist of:
Paid in capital		$1,512,006,421
Undistributed net investment income		2,328,736
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,597,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		329,166,089
Net Assets, for 99,237,174 shares outstanding		$1,831,903,314
Net Asset Value, offering price and redemption price per share ($1,831,903,314 ÷ 99,237,174 shares)		$18.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$14,554,458
Income from Fidelity Central Funds		177,069
Income before foreign taxes withheld		14,731,527
Less foreign taxes withheld		(1,247,857)
Total income		13,483,670
Expenses
Management fee
Basic fee	$5,994,065
Performance adjustment	1,251,192
Transfer agent fees	1,894,120
Accounting and security lending fees	384,128
Custodian fees and expenses	207,695
Independent trustees' fees and expenses	3,502
Registration fees	31,143
Audit	45,016
Legal	3,083
Interest	9,420
Miscellaneous	6,748
Total expenses before reductions	9,830,112
Expense reductions	(316,741)	9,513,371
Net investment income (loss)		3,970,299
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,701,807
Fidelity Central Funds	(1,014)
Foreign currency transactions	273,800
Total net realized gain (loss)		21,974,593
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,635,299)	147,555,427
Assets and liabilities in foreign currencies	161,680
Total change in net unrealized appreciation (depreciation)		147,717,107
Net gain (loss)		169,691,700
Net increase (decrease) in net assets resulting from operations		$173,661,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,970,299	$10,859,104
Net realized gain (loss)	21,974,593	(29,008,640)
Change in net unrealized appreciation (depreciation)	147,717,107	25,818,745
Net increase (decrease) in net assets resulting from operations	173,661,999	7,669,209
Distributions to shareholders from net investment income	(11,269,814)	(5,627,463)
Distributions to shareholders from net realized gain	–	(15,577,465)
Total distributions	(11,269,814)	(21,204,928)
Share transactions
Proceeds from sales of shares	223,306,634	842,025,223
Reinvestment of distributions	8,894,166	16,837,345
Cost of shares redeemed	(345,607,194)	(442,103,123)
Net increase (decrease) in net assets resulting from share transactions	(113,406,394)	416,759,445
Redemption fees	5,994	27,867
Total increase (decrease) in net assets	48,991,785	403,251,593
Net Assets
Beginning of period	1,782,911,529	1,379,659,936
End of period	$1,831,903,314	$1,782,911,529
Other Information
Undistributed net investment income end of period	$2,328,736	$9,628,251
Shares
Sold	13,455,439	51,214,325
Issued in reinvestment of distributions	557,628	1,001,031
Redeemed	(20,832,146)	(27,391,439)
Net increase (decrease)	(6,819,079)	24,823,917

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$16.81	$16.98	$17.22	$16.28	$13.12	$11.89
Income from Investment Operations
Net investment income (loss)A	.04	.12	.11	.13	.13	.12
Net realized and unrealized gain (loss)	1.72	(.03)	.56	.93	3.16	1.24
Total from investment operations	1.76	.09	.67	1.06	3.29	1.36
Distributions from net investment income	(.11)	(.07)	(.09)	(.12)	(.13)	(.12)
Distributions from net realized gain	–	(.19)	(.81)	–	–	(.01)
Total distributions	(.11)	(.26)	(.91)B	(.12)	(.13)	(.13)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$18.46	$16.81	$16.98	$17.22	$16.28	$13.12
Total ReturnD,E	10.56%	.53%	3.96%	6.55%	25.24%	11.57%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.14%	1.13%	1.14%	1.17%	1.22%
Expenses net of fee waivers, if any	1.14%H	1.14%	1.13%	1.14%	1.17%	1.22%
Expenses net of all reductions	1.11%H	1.12%	1.11%	1.14%	1.12%	1.19%
Net investment income (loss)	.46%H	.69%	.64%	.74%	.87%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,831,903	$1,782,912	$1,379,660	$1,145,744	$939,945	$730,515
Portfolio turnover rateI	196%H	167%	187%	178%	136%	127%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,150,680
Gross unrealized depreciation	(8,760,632)
Net unrealized appreciation (depreciation) on securities	$325,390,048
Tax cost	$1,519,660,784

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(21,968,056)

Short-Term Trading (Redemption) Fees. During the period, shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,678,213,881 and $1,821,252,292, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11,442 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,299,229.79%		$9,420

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,919 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Total security lending income during the period amounted to $141,614. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $309,293 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7,448.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 21% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 25% of the total outstanding shares of the Fund.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United Kingdom	21.9%
Japan	18.1%
Germany	8.9%
France	8.5%
United States of America*	6.6%
Switzerland	5.4%
Netherlands	4.5%
Sweden	4.2%
Spain	3.1%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	20.6%
United Kingdom	19.0%
Germany	9.7%
France	8.6%
United States of America*	6.4%
Switzerland	5.9%
Sweden	4.6%
Netherlands	3.3%
Ireland	2.8%
Other	19.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.6	98.0
Short-Term Investments and Net Other Assets (Liabilities)	3.4	2.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1	2.3
Unilever NV (NY Reg.) (Netherlands, Personal Products)	1.5	0.0
Bayer AG (Germany, Pharmaceuticals)	1.5	1.2
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.3	1.5
Sanofi SA (France, Pharmaceuticals)	1.2	1.4
SAP AG (Germany, Software)	1.1	1.4
Prudential PLC (United Kingdom, Insurance)	1.1	0.9
UBS Group AG (Switzerland, Capital Markets)	1.1	1.0
AIA Group Ltd. (Hong Kong, Insurance)	1.1	1.1
	13.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	20.2
Industrials	15.6	12.1
Consumer Staples	13.2	13.1
Health Care	12.5	15.6
Consumer Discretionary	11.6	13.2
Information Technology	11.1	11.8
Materials	6.4	6.8
Energy	2.6	2.3
Telecommunication Services	1.5	1.8
Real Estate	0.5	1.1

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Overseas Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 1.8%
Adelaide Brighton Ltd.	4,044,528	$17,928,972
Amcor Ltd.	4,271,593	50,249,516
Aub Group Ltd.	2,971,406	26,833,365
Life Healthcare Group Ltd.	1,672,012	2,679,286
Pact Group Holdings Ltd.	3,431,805	18,116,636

TOTAL AUSTRALIA		115,807,775

Austria - 0.3%
Andritz AG	382,600	21,159,219
Bailiwick of Guernsey - 0.3%
Burford Capital Ltd.	2,037,000	20,578,915
Bailiwick of Jersey - 2.3%
IWG PLC	6,169,081	25,960,139
Sanne Group PLC	2,737,937	23,103,337
Wolseley PLC	705,130	44,816,049
WPP PLC	2,250,133	48,183,279

TOTAL BAILIWICK OF JERSEY		142,062,804

Belgium - 2.0%
Anheuser-Busch InBev SA NV	567,512	63,998,537
KBC Groep NV	824,651	59,538,816

TOTAL BELGIUM		123,537,353

Bermuda - 1.2%
Credicorp Ltd. (United States)	116,300	17,870,658
IHS Markit Ltd. (a)	1,334,800	57,930,320

TOTAL BERMUDA		75,800,978

Canada - 0.5%
Constellation Software, Inc.	70,400	32,198,697
Denmark - 0.2%
NNIT A/S (a)(b)	496,970	14,010,431
France - 8.5%
ALTEN	363,400	30,797,256
Amundi SA	700,500	46,088,501
AXA SA (b)	1,527,000	40,740,593
Capgemini SA	459,500	46,006,057
Christian Dior SA	182,497	50,086,144
Compagnie de St. Gobain	863,100	46,585,663
Maisons du Monde SA	994,900	34,528,102
Publicis Groupe SA	642,700	46,395,170
Sanofi SA	818,742	77,366,073
Sodexo SA	276,400	35,136,330
Total SA	1,634,300	83,893,908

TOTAL FRANCE		537,623,797

Germany - 7.9%
adidas AG	238,734	47,823,737
Axel Springer Verlag AG	689,700	38,698,959
Bayer AG	739,897	91,549,792
CompuGroup Medical AG	470,900	23,185,402
Deutsche Post AG	1,841,540	66,191,981
Fresenius Medical Care AG & Co. KGaA	385,800	34,247,193
Fresenius SE & Co. KGaA	785,500	63,668,555
mutares AG	305,427	4,657,823
ProSiebenSat.1 Media AG	777,800	33,017,350
SAP AG	715,998	71,718,688
Wirecard AG (b)	393,400	23,230,645

TOTAL GERMANY		497,990,125

Hong Kong - 1.1%
AIA Group Ltd.	9,714,800	67,256,164
India - 0.3%
Axis Bank Ltd.	2,691,848	21,339,249
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	32,462,500	31,417,680
Ireland - 2.7%
DCC PLC (United Kingdom)	307,600	28,406,171
Kerry Group PLC Class A	463,264	37,857,603
Kingspan Group PLC (Ireland)	828,515	28,821,382
Medtronic PLC	483,200	40,149,088
United Drug PLC (United Kingdom)	3,294,996	31,879,561

TOTAL IRELAND		167,113,805

Israel - 0.6%
Frutarom Industries Ltd.	620,172	36,455,525
Italy - 1.7%
Banca Generali SpA	1,190,200	34,214,235
Intesa Sanpaolo SpA	17,308,900	50,526,454
Reply SpA	143,400	25,133,484

TOTAL ITALY		109,874,173

Japan - 18.1%
AEON Financial Service Co. Ltd.	1,331,800	25,578,684
Ai Holdings Corp.	1,385,700	34,084,677
Arc Land Sakamoto Co. Ltd.	1,059,400	13,105,294
Astellas Pharma, Inc.	3,590,300	47,345,689
Bridgestone Corp.	1,120,200	46,707,240
Broadleaf Co. Ltd.	1,028,600	6,671,252
Daiichikosho Co. Ltd.	600,500	26,045,459
Daito Trust Construction Co. Ltd.	221,600	32,601,390
Dentsu, Inc.	732,200	41,248,854
GMO Internet, Inc.	1,523,900	18,085,846
Hoya Corp.	1,236,800	59,069,058
Iriso Electronics Co. Ltd.	185,800	11,750,527
Japan Tobacco, Inc.	1,084,400	36,051,011
Kaken Pharmaceutical Co. Ltd.	359,900	21,340,561
KDDI Corp.	1,704,300	45,187,936
Keyence Corp.	118,080	47,454,443
KOMEDA Holdings Co. Ltd.	1,044,100	18,011,252
Miroku Jyoho Service Co., Ltd.	798,300	15,131,715
Misumi Group, Inc.	1,359,900	25,752,401
Morinaga & Co. Ltd.	468,000	22,124,781
Nabtesco Corp.	1,238,700	35,113,631
Nakanishi, Inc.	779,100	30,611,868
Nippon Paint Holdings Co. Ltd.	897,100	34,403,252
Nitori Holdings Co. Ltd.	325,400	42,355,272
NOF Corp.	1,477,000	16,641,507
OBIC Co. Ltd.	436,200	23,556,170
Olympus Corp.	1,695,500	65,249,563
ORIX Corp.	3,389,000	51,712,841
Otsuka Corp.	360,200	19,290,370
Outsourcing, Inc. (b)	509,400	19,535,187
Recruit Holdings Co. Ltd.	877,900	44,337,986
S Foods, Inc.	6,800	211,976
Ship Healthcare Holdings, Inc.	6,400	172,064
SMC Corp.	119,000	33,508,948
Software Service, Inc.	108,400	4,920,422
Sundrug Co. Ltd.	642,600	22,539,278
The Suruga Bank Ltd.	1,223,900	25,570,425
Tsuruha Holdings, Inc.	339,900	34,454,990
VT Holdings Co. Ltd.	3,332,400	16,949,727
Welcia Holdings Co. Ltd.	914,300	29,444,602

TOTAL JAPAN		1,143,928,149

Kenya - 0.2%
Safaricom Ltd.	64,839,100	12,094,503
Luxembourg - 0.4%
Eurofins Scientific SA	56,784	27,964,560
Netherlands - 4.5%
IMCD Group BV	1,012,578	54,543,410
ING Groep NV (Certificaten Van Aandelen)	3,573,800	58,251,304
Intertrust NV	968,900	19,419,779
Koninklijke Philips Electronics NV	1,659,400	57,303,211
Unilever NV (NY Reg.) (a)(b)	1,801,974	94,135,122

TOTAL NETHERLANDS		283,652,826

New Zealand - 0.8%
EBOS Group Ltd.	2,276,701	28,621,879
Trade Maine Group Ltd.	6,128,845	22,302,744

TOTAL NEW ZEALAND		50,924,623

Norway - 0.5%
Statoil ASA (b)	1,702,500	28,038,294
Panama - 0.4%
Copa Holdings SA Class A	219,100	25,507,622
Portugal - 0.5%
NOS SGPS SA	5,170,400	29,613,670
Spain - 3.1%
Amadeus IT Holding SA Class A	1,171,100	63,146,122
CaixaBank SA	10,197,500	46,301,171
Grifols SA ADR	2,294,100	49,804,911
Prosegur Cash SA	13,289,500	33,874,430

TOTAL SPAIN		193,126,634

Sweden - 4.2%
Addlife AB (a)	838,800	15,957,210
Alfa Laval AB (b)	1,737,734	35,648,140
HEXPOL AB (B Shares) (b)	3,223,600	35,830,718
Indutrade AB	1,143,500	27,021,163
Nordea Bank AB	5,142,000	63,278,652
Svenska Cellulosa AB (SCA) (B Shares)	1,418,000	46,971,560
Swedbank AB (A Shares)	1,598,200	37,874,090

TOTAL SWEDEN		262,581,533

Switzerland - 5.4%
Credit Suisse Group AG	3,160,830	48,205,704
Julius Baer Group Ltd.	860,410	44,867,544
Nestle SA (Reg. S)	1,697,834	130,768,030
Sika AG	7,900	50,417,085
UBS Group AG	3,937,566	67,274,997

TOTAL SWITZERLAND		341,533,360

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,353,000	27,993,321
United Kingdom - 21.9%
Aon PLC	228,400	27,371,456
Ascential PLC	6,751,503	30,850,761
Booker Group PLC	14,350,000	36,057,073
British American Tobacco PLC (United Kingdom)	1,292,100	87,298,630
BT Group PLC	9,269,900	36,569,298
Cineworld Group PLC	4,271,800	38,951,161
Close Brothers Group PLC	1,459,321	31,980,705
Coca-Cola European Partners PLC	672,100	25,956,502
Compass Group PLC	2,401,300	48,484,190
ConvaTec Group PLC	9,001,400	35,803,601
Cranswick PLC	488,600	16,972,627
Dechra Pharmaceuticals PLC	477,895	10,460,586
Diploma PLC	2,172,603	31,206,766
Equiniti Group PLC	5,585,385	15,969,476
Essentra PLC	3,528,543	24,747,465
Exova Group Ltd. PLC	8,574,435	26,486,876
Halma PLC	2,438,900	33,262,830
Hastings Group Holdings PLC	5,148,350	20,157,796
Hikma Pharmaceuticals PLC	541,022	13,573,173
Hilton Food Group PLC	1,138,579	11,347,721
Howden Joinery Group PLC	4,687,400	28,109,288
IMI PLC	1,829,199	30,301,794
Intertek Group PLC	693,400	36,516,408
James Fisher and Sons PLC	998,358	20,766,757
Jardine Lloyd Thompson Group PLC	1,698,399	24,131,437
John Wood Group PLC	3,350,596	32,959,960
London Stock Exchange Group PLC	754,745	33,070,372
Melrose Industries PLC	15,054,914	46,115,430
Micro Focus International PLC	1,261,900	42,298,605
Next PLC	236,500	13,186,852
Prudential PLC	3,099,080	68,780,556
Reckitt Benckiser Group PLC	578,800	53,329,212
Rio Tinto PLC	1,361,000	53,691,765
Rolls-Royce Holdings PLC	2,776,266	29,198,056
Rotork PLC	5,155,247	16,418,930
Schroders PLC	843,300	34,809,758
Shawbrook Group PLC	2,815,186	12,470,103
Sinclair Pharma PLC (a)	10,471,424	4,543,467
Spectris PLC	1,002,800	35,847,613
St. James's Place Capital PLC	3,289,805	48,915,769
Standard Life PLC	7,294,781	34,382,001
Tesco PLC (a)	5,071,200	12,035,049
Ultra Electronics Holdings PLC	813,200	22,034,129
Victrex PLC	909,100	22,560,255
Volution Group PLC	9,211,967	23,385,426

TOTAL UNITED KINGDOM		1,383,367,685

United States of America - 3.2%
Alphabet, Inc. Class C (a)	57,493	52,086,358
Moody's Corp.	234,600	27,757,872
PPG Industries, Inc.	351,500	38,608,760
S&P Global, Inc.	411,100	55,165,509
Total System Services, Inc.	475,800	27,268,098

TOTAL UNITED STATES OF AMERICA		200,886,597

TOTAL COMMON STOCKS
(Cost $5,025,999,091)		6,025,440,067

Nonconvertible Preferred Stocks - 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA	473,600	64,486,560
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares)	197,114,886	255,303
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,884,993)		64,741,863

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.85% (c)	190,242,709	190,280,758
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	194,847,305	194,866,790
TOTAL MONEY MARKET FUNDS
(Cost $385,153,758)		385,147,548
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $5,457,037,842)		6,475,329,478
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(170,052,233)
NET ASSETS - 100%		$6,305,277,245

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$264,427
Fidelity Securities Lending Cash Central Fund	1,174,652
Total	$1,439,079

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$721,681,547	$591,996,728	$129,684,819	$--
Consumer Staples	826,040,864	478,611,406	347,429,458	--
Energy	165,658,919	53,726,717	111,932,202	--
Financials	1,365,948,966	1,008,275,640	357,673,326	--
Health Care	794,173,993	543,665,246	250,508,747	--
Industrials	987,590,808	819,279,567	168,311,241	--
Information Technology	702,982,250	557,264,184	145,718,066	--
Materials	399,651,456	345,959,691	53,691,765	--
Real Estate	32,601,390	32,601,390	--	--
Telecommunication Services	93,851,737	12,094,503	81,757,234	--
Money Market Funds	385,147,548	385,147,548	--	--
Total Investments in Securities:	$6,475,329,478	$4,828,622,620	$1,646,706,858	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$190,226,278
Level 2 to Level 1	$57,632,360

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $189,260,696) — See accompanying schedule: Unaffiliated issuers (cost $5,071,884,084)	$6,090,181,930
Fidelity Central Funds (cost $385,153,758)	385,147,548
Total Investments (cost $5,457,037,842)		$6,475,329,478
Foreign currency held at value (cost $3,628)		3,653
Receivable for investments sold		15,522,388
Receivable for fund shares sold		6,842,795
Dividends receivable		27,770,825
Distributions receivable from Fidelity Central Funds		372,907
Prepaid expenses		3,393
Other receivables		392,135
Total assets		6,526,237,574
Liabilities
Payable to custodian bank	$942
Payable for investments purchased	18,324,320
Payable for fund shares redeemed	2,156,983
Accrued management fee	4,094,822
Other affiliated payables	862,180
Other payables and accrued expenses	649,901
Collateral on securities loaned	194,871,181
Total liabilities		220,960,329
Net Assets		$6,305,277,245
Net Assets consist of:
Paid in capital		$6,244,769,799
Undistributed net investment income		26,516,672
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(984,458,215)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,018,448,989
Net Assets		$6,305,277,245
Overseas:
Net Asset Value, offering price and redemption price per share ($5,390,078,788 ÷ 119,449,931 shares)		$45.12
Class K:
Net Asset Value, offering price and redemption price per share ($915,198,457 ÷ 20,324,252 shares)		$45.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$60,433,859
Interest		1,772
Income from Fidelity Central Funds		1,439,079
Income before foreign taxes withheld		61,874,710
Less foreign taxes withheld		(5,070,888)
Total income		56,803,822
Expenses
Management fee
Basic fee	$18,449,554
Performance adjustment	3,626,320
Transfer agent fees	4,205,900
Accounting and security lending fees	798,289
Custodian fees and expenses	270,659
Independent trustees' fees and expenses	10,941
Appreciation in deferred trustee compensation account	95
Registration fees	100,298
Audit	47,469
Legal	27,115
Miscellaneous	20,768
Total expenses before reductions	27,557,408
Expense reductions	(158,475)	27,398,933
Net investment income (loss)		29,404,889
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,997,926
Fidelity Central Funds	(4,982)
Foreign currency transactions	(547,296)
Total net realized gain (loss)		33,445,648
Change in net unrealized appreciation (depreciation) on: Investment securities	641,442,202
Assets and liabilities in foreign currencies	744,451
Total change in net unrealized appreciation (depreciation)		642,186,653
Net gain (loss)		675,632,301
Net increase (decrease) in net assets resulting from operations		$705,037,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,404,889	$95,870,128
Net realized gain (loss)	33,445,648	(60,892,494)
Change in net unrealized appreciation (depreciation)	642,186,653	(60,859,999)
Net increase (decrease) in net assets resulting from operations	705,037,190	(25,882,365)
Distributions to shareholders from net investment income	(95,770,395)	(49,659,846)
Distributions to shareholders from net realized gain	(6,822,055)	(685,981)
Total distributions	(102,592,450)	(50,345,827)
Share transactions - net increase (decrease)	389,058,312	854,054,931
Redemption fees	11,066	61,587
Total increase (decrease) in net assets	991,514,118	777,888,326
Net Assets
Beginning of period	5,313,763,127	4,535,874,801
End of period	$6,305,277,245	$5,313,763,127
Other Information
Undistributed net investment income end of period	$26,516,672	$92,882,178

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.73	$41.56	$39.02	$39.22	$31.35	$29.28
Income from Investment Operations
Net investment income (loss)A	.22	.75B	.52	.77C	.54	.73
Net realized and unrealized gain (loss)	4.95	(1.15)	2.69	(.28)	8.10	2.19
Total from investment operations	5.17	(.40)	3.21	.49	8.64	2.92
Distributions from net investment income	(.72)	(.43)	(.67)	(.51)	(.77)	(.83)
Distributions from net realized gain	(.05)	(.01)	–	(.18)	–	(.02)
Total distributions	(.78)D	(.43)E	(.67)	(.69)	(.77)	(.85)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$45.12	$40.73	$41.56	$39.02	$39.22	$31.35
Total ReturnG,H	12.97%	(.97)%	8.34%	1.27%	28.17%	10.37%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.02%K	1.03%	1.04%	1.04%	1.09%	.69%
Expenses net of fee waivers, if any	1.02%K	1.03%	1.04%	1.04%	1.09%	.69%
Expenses net of all reductions	1.01%K	1.03%	1.03%	1.04%	1.06%	.67%
Net investment income (loss)	1.05%K	1.88%B	1.28%	1.93%C	1.54%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$5,390,079	$4,569,084	$3,844,290	$2,738,667	$1,874,922	$1,639,725
Portfolio turnover rateL	29%K	33%	28%	41%	42%	90%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$40.67	$41.49	$38.96	$39.17	$31.32	$29.29
Income from Investment Operations
Net investment income (loss)A	.24	.80B	.57	.82C	.60	.79
Net realized and unrealized gain (loss)	4.94	(1.14)	2.68	(.28)	8.08	2.18
Total from investment operations	5.18	(.34)	3.25	.54	8.68	2.97
Distributions from net investment income	(.77)	(.47)	(.72)	(.58)	(.83)	(.92)
Distributions from net realized gain	(.05)	(.01)	–	(.18)	–	(.02)
Total distributions	(.82)	(.48)	(.72)	(.75)D	(.83)	(.94)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$45.03	$40.67	$41.49	$38.96	$39.17	$31.32
Total ReturnF,G	13.05%	(.85)%	8.47%	1.41%	28.37%	10.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.90%J	.91%	.91%	.90%	.93%	.51%
Expenses net of fee waivers, if any	.90%J	.91%	.91%	.90%	.92%	.51%
Expenses net of all reductions	.89%J	.90%	.90%	.90%	.90%	.48%
Net investment income (loss)	1.17%J	2.00%B	1.40%	2.06%C	1.71%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$915,198	$744,679	$691,585	$626,817	$562,490	$265,484
Portfolio turnover rateK	29%J	33%	28%	41%	42%	90%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,153,790,595
Gross unrealized depreciation	(137,112,120)
Net unrealized appreciation (depreciation) on securities	$1,016,678,475
Tax cost	$5,458,651,003

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(939,719,765)
No expiration
Short-term	(64,208,536)
Total capital loss carryforward	$(1,003,928,301)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,003,425,239 and $794,234,015, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$4,016,424.17
Class K	189,476.05
	$4,205,900

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,495 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,146 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $1,174,652. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $134,924 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,551.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Overseas	$81,032,152	$41,702,378
Class K	14,738,243	7,957,468
Total	$95,770,395	$49,659,846
From net realized gain
Overseas	$5,828,037	$584,612
Class K	994,018	101,369
Total	$6,822,055	$685,981

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Overseas
Shares sold	18,094,751	37,524,563	$751,636,440	$1,504,705,495
Reinvestment of distributions	2,111,922	981,115	82,914,053	40,667,201
Shares redeemed	(12,931,845)	(18,839,855)	(526,088,544)	(756,461,832)
Net increase (decrease)	7,274,828	19,665,823	$308,461,949	$788,910,864
Class K
Shares sold	4,446,364	5,594,348	$181,807,765	$223,588,949
Reinvestment of distributions	401,743	194,940	15,732,261	8,058,837
Shares redeemed	(2,833,149)	(4,150,582)	(116,943,663)	(166,503,719)
Net increase (decrease)	2,014,958	1,638,706	$80,596,363	$65,144,067

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	51.3%
United Kingdom	7.5%
Japan	6.8%
Germany	4.9%
France	3.5%
Netherlands	3.0%
Switzerland	2.4%
Canada	2.2%
Ireland	1.9%
Other	16.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	52.4%
Japan	7.1%
United Kingdom	5.5%
Germany	4.8%
Ireland	3.7%
France	3.6%
Canada	2.0%
Netherlands	2.0%
Switzerland	1.7%
Other	17.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	97.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.8	2.3
adidas AG (Germany, Textiles, Apparel & Luxury Goods)	2.7	1.8
Adobe Systems, Inc. (United States of America, Software)	2.6	3.3
Bank of America Corp. (United States of America, Banks)	2.6	0.0
Alphabet, Inc. Class A (United States of America, Internet Software & Services)	2.5	3.4
Microsoft Corp. (United States of America, Software)	1.9	1.6
British American Tobacco PLC (United Kingdom, Tobacco)	1.7	0.3
S&P Global, Inc. (United States of America, Capital Markets)	1.5	3.3
IHS Markit Ltd. (Bermuda, Professional Services)	1.5	1.2
Activision Blizzard, Inc. (United States of America, Software)	1.4	0.8
	21.2

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.5	25.5
Financials	19.4	16.9
Industrials	14.3	11.8
Consumer Discretionary	13.5	12.9
Health Care	10.3	8.3
Consumer Staples	7.3	8.4
Materials	4.5	2.8
Energy	3.1	6.7
Telecommunication Services	1.6	1.4
Real Estate	1.1	2.7

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Worldwide Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 0.9%
Altium Ltd.	99,765	$612,573
Australia & New Zealand Banking Group Ltd.	155,719	3,819,894
Bapcor Ltd.	597,660	2,340,570
Magellan Financial Group Ltd.	81,493	1,438,898
Ramsay Health Care Ltd.	65,163	3,498,534
Spark Infrastructure Group unit	1,160,368	2,163,520

TOTAL AUSTRALIA		13,873,989

Austria - 0.6%
ams AG	42,000	2,701,508
Erste Group Bank AG	85,200	3,045,970
Wienerberger AG	142,700	3,342,027

TOTAL AUSTRIA		9,089,505

Bailiwick of Jersey - 0.8%
Glencore Xstrata PLC	1,079,712	4,246,372
IWG PLC	416,421	1,752,343
Randgold Resources Ltd. sponsored ADR	13,010	1,144,750
Shire PLC	38,100	2,246,330
Wizz Air Holdings PLC (a)	34,000	777,250
Wolseley PLC	34,278	2,178,612

TOTAL BAILIWICK OF JERSEY		12,345,657

Belgium - 0.5%
Anheuser-Busch InBev SA NV	13,411	1,512,363
KBC Groep NV	83,303	6,014,377

TOTAL BELGIUM		7,526,740

Bermuda - 1.5%
Axovant Sciences Ltd. (a)	5,000	121,200
IHS Markit Ltd. (a)	527,900	22,910,860

TOTAL BERMUDA		23,032,060

Canada - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	51,100	2,350,140
Cenovus Energy, Inc.	228,100	2,274,232
Constellation Software, Inc.	5,800	2,652,734
First Quantum Minerals Ltd.	1,287,000	12,266,122
Franco-Nevada Corp.	15,400	1,049,048
PrairieSky Royalty Ltd. (b)	532,999	11,616,219
Suncor Energy, Inc.	39,400	1,234,777

TOTAL CANADA		33,443,272

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,000	3,465,000
Ctrip.com International Ltd. ADR (a)	17,500	883,925
Goodbaby International Holdings Ltd.	5,171,000	2,346,723
JD.com, Inc. sponsored ADR (a)	141,700	4,969,419
Melco Crown Entertainment Ltd. sponsored ADR	86,300	1,894,285
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	68,800	4,440,352

TOTAL CAYMAN ISLANDS		17,999,704

Chile - 0.2%
Vina San Pedro SA	306,277,514	2,982,902
China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	41,800	2,507,212
Shanghai International Airport Co. Ltd. (A Shares)	377,300	1,874,596
Wuliangye Yibin Co. Ltd. Class A	332,300	2,193,320

TOTAL CHINA		6,575,128

Denmark - 0.6%
Nets A/S (c)	103,400	1,880,757
NNIT A/S (a)	110,402	3,112,420
Novo Nordisk A/S Series B	49,780	1,938,277
Novozymes A/S Series B	38,200	1,650,350

TOTAL DENMARK		8,581,804

Finland - 0.2%
Sampo Oyj (A Shares) (b)	53,500	2,563,629
France - 3.5%
ALTEN	23,200	1,966,143
Altran Technologies SA	112,500	1,888,438
Amundi SA	70,020	4,606,876
Atos Origin SA	11,483	1,504,764
AXA SA	82,400	2,198,445
BNP Paribas SA	51,300	3,619,977
Capgemini SA	22,900	2,292,794
Cegedim SA (a)	35,010	974,003
Havas SA	315,012	2,912,937
Kaufman & Broad SA	19,500	764,689
Kering SA	9,000	2,789,643
Maisons du Monde SA	84,200	2,922,169
Rexel SA	98,400	1,757,869
Rubis	23,800	2,418,316
Societe Generale Series A	48,800	2,675,837
Sodexo SA	24,700	3,139,896
Total SA	202,457	10,392,773
VINCI SA	51,500	4,389,787

TOTAL FRANCE		53,215,356

Germany - 4.9%
adidas AG	205,300	41,126,162
Aumann AG	5,500	361,746
Axel Springer Verlag AG	43,237	2,426,021
Deutsche Borse AG	9,362	916,293
Deutsche Post AG	111,581	4,010,647
Deutsche Telekom AG	112,300	1,969,832
Fresenius SE & Co. KGaA	29,600	2,399,222
Henkel AG & Co. KGaA	23,400	2,731,213
Nexus AG	47,000	1,131,456
Rational AG	6,400	3,215,962
SAP AG	117,326	11,752,081
Wirecard AG (b)	38,000	2,243,936

TOTAL GERMANY		74,284,571

Greece - 0.1%
Ff Group (a)	59,300	1,262,196
Hong Kong - 0.2%
AIA Group Ltd.	315,800	2,186,303
Techtronic Industries Co. Ltd.	231,000	991,907

TOTAL HONG KONG		3,178,210

India - 1.3%
Avenue Supermarts Ltd.	1,642	18,811
Bharti Infratel Ltd.	567,859	3,132,985
HDFC Bank Ltd.	65,958	1,610,158
HDFC Bank Ltd. sponsored ADR	79,493	6,328,438
Housing Development Finance Corp. Ltd.	238,717	5,707,635
Lupin Ltd.	1,335	27,791
Reliance Industries Ltd.	145,596	3,159,676

TOTAL INDIA		19,985,494

Indonesia - 0.2%
PT Bank Central Asia Tbk	1,068,000	1,422,237
PT Bank Rakyat Indonesia Tbk	2,121,200	2,052,928
PT Kino Indonesia Tbk	234,500	42,224

TOTAL INDONESIA		3,517,389

Ireland - 1.9%
Accenture PLC Class A	17,800	2,159,140
Alkermes PLC (a)	173,036	10,079,347
Cairn Homes PLC (a)	1,347,939	2,297,905
CRH PLC	134,700	4,906,327
DCC PLC (United Kingdom)	16,900	1,560,677
Green REIT PLC	621,300	923,808
Greencore Group PLC	364,056	1,075,078
James Hardie Industries PLC CDI	119,520	2,028,887
Kerry Group PLC Class A	29,800	2,435,235
Ryanair Holdings PLC sponsored ADR (a)	21,470	1,973,737

TOTAL IRELAND		29,440,141

Isle of Man - 0.3%
Paysafe Group PLC (a)	734,888	4,320,342
Israel - 0.2%
Frutarom Industries Ltd.	55,500	3,262,452
Italy - 0.2%
De Longhi SpA	50,400	1,537,220
Intesa Sanpaolo SpA	716,700	2,092,121

TOTAL ITALY		3,629,341

Japan - 6.8%
A/S One Corp.	61,700	2,731,460
ACOM Co. Ltd. (a)	119,900	532,411
Ain Holdings, Inc.	37,900	2,624,696
Aozora Bank Ltd.	577,000	2,101,476
Daiichikosho Co. Ltd.	46,200	2,003,830
Daito Trust Construction Co. Ltd.	15,400	2,265,620
Dentsu, Inc.	66,900	3,768,845
Hoya Corp.	86,000	4,107,325
KDDI Corp.	207,700	5,506,973
Keyence Corp.	9,820	3,946,499
Komatsu Ltd.	103,400	2,763,008
Misumi Group, Inc.	169,500	3,209,818
Mitsubishi UFJ Financial Group, Inc.	672,600	4,261,995
Monex Group, Inc.	831,000	2,079,830
Morinaga & Co. Ltd.	37,000	1,749,181
Nidec Corp.	19,300	1,769,419
Nintendo Co. Ltd.	8,800	2,226,977
Nitori Holdings Co. Ltd.	24,500	3,189,011
Olympus Corp.	119,100	4,583,440
OMRON Corp.	58,900	2,464,844
ORIX Corp.	290,700	4,435,799
Panasonic Corp.	260,900	3,119,907
Recruit Holdings Co. Ltd.	91,800	4,636,322
Relo Holdings Corp.	114,000	1,871,451
Shionogi & Co. Ltd.	43,400	2,232,000
SMC Corp.	8,900	2,506,131
SMS Co., Ltd.	73,400	1,953,602
SoftBank Corp.	53,500	4,058,121
Sony Corp.	176,400	6,053,050
Start Today Co. Ltd.	163,200	3,484,333
Sundrug Co. Ltd.	72,200	2,532,424
Tsuruha Holdings, Inc.	36,300	3,679,659
VT Holdings Co. Ltd.	280,200	1,425,193
Welcia Holdings Co. Ltd.	122,800	3,954,716

TOTAL JAPAN		103,829,366

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,166,117
Luxembourg - 0.3%
Eurofins Scientific SA	9,500	4,678,489
Marshall Islands - 0.1%
Hoegh LNG Partners LP	49,800	1,008,450
Netherlands - 3.0%
ASML Holding NV	8,000	1,054,800
ASML Holding NV (Netherlands)	40,600	5,366,774
Basic-Fit NV	37,100	648,629
IMCD Group BV	106,500	5,736,717
ING Groep NV (Certificaten Van Aandelen)	316,800	5,163,695
Intertrust NV	98,600	1,976,252
Koninklijke Philips Electronics NV	211,000	7,286,355
Takeaway.com Holding BV (c)	31,700	1,067,693
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	145,500	7,622,089
(NY Reg.) (a)	194,000	10,134,560
Van Lanschot NV (Bearer)	17,200	467,462

TOTAL NETHERLANDS		46,525,026

New Zealand - 0.3%
EBOS Group Ltd.	210,137	2,641,768
Ryman Healthcare Group Ltd.	436,814	2,588,279

TOTAL NEW ZEALAND		5,230,047

Norway - 0.6%
Schibsted ASA (A Shares)	86,600	2,153,401
Statoil ASA (b)	465,085	7,659,436

TOTAL NORWAY		9,812,837

Philippines - 0.3%
D&L Industries, Inc.	8,349,900	2,131,117
SM Investments Corp.	137,205	1,991,670

TOTAL PHILIPPINES		4,122,787

Singapore - 1.0%
Broadcom Ltd.	71,000	15,677,510
South Africa - 0.7%
Aspen Pharmacare Holdings Ltd.	51,600	1,070,438
Distell Group Ltd.	126,410	1,269,988
EOH Holdings Ltd.	209,322	2,215,590
Naspers Ltd. Class N	30,800	5,856,667

TOTAL SOUTH AFRICA		10,412,683

Spain - 1.6%
Amadeus IT Holding SA Class A	37,400	2,016,621
Atresmedia Corporacion de Medios de Comunicacion SA	108,300	1,360,208
CaixaBank SA	1,165,084	5,289,998
Grifols SA ADR	170,873	3,709,653
Hispania Activos Inmobiliarios SA	99,880	1,507,958
Inditex SA	104,302	4,000,425
Mediaset Espana Comunicacion SA	183,300	2,526,807
Neinor Homes SLU	91,300	1,800,598
Prosegur Cash SA	804,500	2,050,640

TOTAL SPAIN		24,262,908

Sweden - 1.6%
ASSA ABLOY AB (B Shares)	176,600	3,826,171
Com Hem Holding AB	54,500	678,689
HEXPOL AB (B Shares)	118,900	1,321,588
Indutrade AB	87,000	2,055,830
Nordea Bank AB	253,200	3,115,938
Saab AB (B Shares)	66,000	3,272,690
Sandvik AB	173,800	2,790,281
Svenska Cellulosa AB (SCA) (B Shares)	165,600	5,485,536
Svenska Handelsbanken AB (A Shares)	154,000	2,185,519

TOTAL SWEDEN		24,732,242

Switzerland - 2.4%
ABB Ltd. (Reg.)	236,230	5,788,643
Credit Suisse Group AG	191,807	2,925,242
EDAG Engineering Group AG	77,800	1,436,047
Forbo Holding AG (Reg.)	1,170	1,917,859
Julius Baer Group Ltd.	59,790	3,117,851
Kaba Holding AG (B Shares) (Reg.)	2,620	2,244,774
Nestle SA (Reg. S)	54,639	4,208,324
Panalpina Welttransport Holding AG	18,370	2,431,486
Partners Group Holding AG	6,758	4,085,364
Schindler Holding AG (participation certificate)	10,829	2,212,599
Syngenta AG (a)	7,621	3,533,233
UBS Group AG	210,740	3,600,583

TOTAL SWITZERLAND		37,502,005

Taiwan - 0.4%
Largan Precision Co. Ltd.	18,000	2,986,798
Taiwan Semiconductor Manufacturing Co. Ltd.	477,000	3,067,497

TOTAL TAIWAN		6,054,295

United Kingdom - 7.5%
Aggreko PLC	180,300	2,072,530
Ascential PLC	207,619	948,708
BAE Systems PLC	275,100	2,234,356
Barclays PLC	898,378	2,460,125
BCA Marketplace PLC	511,600	1,302,057
BHP Billiton PLC	274,852	4,190,176
Booker Group PLC	1,155,900	2,904,416
British American Tobacco PLC:
(United Kingdom)	77,600	5,242,917
sponsored ADR (b)	300,000	20,412,000
Bunzl PLC	101,900	3,178,100
Cineworld Group PLC	138,500	1,262,872
CMC Markets PLC	899,700	1,462,441
Compass Group PLC	131,200	2,649,034
Countryside Properties PLC	256,100	894,929
Dialog Semiconductor PLC (a)	37,200	1,740,418
Diploma PLC	147,500	2,118,656
GlaxoSmithKline PLC	210,100	4,228,865
Hilton Food Group PLC	350,100	3,489,294
Imperial Tobacco Group PLC	42,203	2,067,291
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (a)(c)	157,700	1,830,130
John Wood Group PLC	178,300	1,753,945
LivaNova PLC (a)	39,000	2,055,300
London Stock Exchange Group PLC	69,481	3,044,422
Melrose Industries PLC	1,888,986	5,786,244
Micro Focus International PLC	252,200	8,453,688
Moneysupermarket.com Group PLC	393,500	1,762,918
NCC Group Ltd. (b)	584,200	1,078,235
Reckitt Benckiser Group PLC	42,200	3,888,204
Rex Bionics PLC (a)	100,000	8,419
Rio Tinto PLC	116,200	4,584,117
Senior Engineering Group PLC	457,700	1,270,991
Softcat PLC	333,193	1,777,992
Spirax-Sarco Engineering PLC	33,846	2,279,542
St. James's Place Capital PLC	123,700	1,839,282
Standard Chartered PLC (United Kingdom) (a)	591,667	5,526,751
Zpg PLC	603,000	2,889,721

TOTAL UNITED KINGDOM		114,689,086

United States of America - 50.2%
Activision Blizzard, Inc.	405,000	21,161,250
Adobe Systems, Inc. (a)	301,124	40,272,324
Alaska Air Group, Inc.	89,000	7,573,010
Albemarle Corp. U.S.	3,000	326,730
Alexion Pharmaceuticals, Inc. (a)	52,900	6,759,562
Allison Transmission Holdings, Inc.	377,200	14,590,096
Alphabet, Inc. Class A (a)	40,500	37,443,060
Amazon.com, Inc. (a)	20,500	18,962,295
American Tower Corp.	75,000	9,445,500
AMETEK, Inc.	36,000	2,059,200
Amgen, Inc.	129,300	21,117,276
Amphenol Corp. Class A	135,000	9,761,850
Analog Devices, Inc.	16,000	1,219,200
Apple, Inc.	293,000	42,089,451
athenahealth, Inc. (a)	1,200	117,612
Autodesk, Inc. (a)	19,000	1,711,330
Bank of America Corp.	1,678,000	39,164,520
Berkshire Hathaway, Inc. Class B (a)	38,000	6,277,980
Bio-Rad Laboratories, Inc. Class A (a)	3,000	654,780
Boston Scientific Corp. (a)	779,000	20,550,020
Burlington Stores, Inc. (a)	3,000	296,760
CalAtlantic Group, Inc.	63,000	2,281,860
Caterpillar, Inc.	185,000	18,918,100
Cavium, Inc. (a)	1,700	117,045
CBOE Holdings, Inc.	242,000	19,943,220
Celanese Corp. Class A	10,000	870,400
Charles Schwab Corp.	122,000	4,739,700
Charter Communications, Inc. Class A (a)	52,000	17,948,320
Cintas Corp.	5,000	612,350
CME Group, Inc.	25,000	2,904,750
Comcast Corp. Class A	12,000	470,280
CSX Corp.	248,000	12,608,320
Cummins, Inc.	69,000	10,414,860
Cypress Semiconductor Corp.	170,000	2,381,700
Edwards Lifesciences Corp. (a)	5,000	548,350
Electronic Arts, Inc. (a)	53,900	5,110,798
Entegris, Inc. (a)	59,000	1,463,200
EOG Resources, Inc.	33,000	3,052,500
Facebook, Inc. Class A (a)	121,500	18,255,375
First Republic Bank	36,000	3,328,560
FMC Corp.	183,000	13,401,090
Global Payments, Inc.	29,700	2,428,272
Goldman Sachs Group, Inc.	27,000	6,042,600
Great Western Bancorp, Inc.	15,000	618,000
HealthSouth Corp.	2	94
Humana, Inc.	62,000	13,762,760
Intercept Pharmaceuticals, Inc. (a)	48,060	5,399,541
Intuit, Inc.	40,000	5,008,400
Intuitive Surgical, Inc. (a)	2,500	2,089,675
J.B. Hunt Transport Services, Inc.	25,000	2,241,500
JPMorgan Chase & Co.	207,000	18,009,000
KLA-Tencor Corp.	85,000	8,348,700
Kulicke & Soffa Industries, Inc. (a)	67,000	1,495,440
Lamb Weston Holdings, Inc.	27,000	1,127,250
Lennar Corp. Class A	79,000	3,989,500
Marriott International, Inc. Class A	92,000	8,686,640
Microsemi Corp. (a)	3,000	140,820
Microsoft Corp.	421,000	28,821,660
Molson Coors Brewing Co. Class B	17,300	1,658,897
Monsanto Co.	19,700	2,297,217
Morgan Stanley	236,000	10,235,320
MSC Industrial Direct Co., Inc. Class A	127,000	11,370,310
MSCI, Inc.	122,400	12,279,168
Netflix, Inc. (a)	21,000	3,196,200
Northern Trust Corp.	87,000	7,830,000
PACCAR, Inc.	34,000	2,268,820
PayPal Holdings, Inc. (a)	417,000	19,899,240
Performance Food Group Co. (a)	135,000	3,361,500
Pioneer Natural Resources Co.	24,000	4,151,760
Post Holdings, Inc. (a)	51,000	4,293,690
Prestige Brands Holdings, Inc. (a)	138,900	7,974,249
Qualcomm, Inc.	40,000	2,149,600
Quest Diagnostics, Inc.	4,000	422,040
Roper Technologies, Inc.	3,000	656,100
S&P Global, Inc.	176,092	23,629,785
Sirius XM Holdings, Inc.	160,000	792,000
SLM Corp. (a)	65,000	815,100
SunTrust Banks, Inc.	237,000	13,463,970
SVB Financial Group (a)	71,000	12,491,740
Symantec Corp.	5,000	158,150
T-Mobile U.S., Inc. (a)	102,000	6,861,540
Terex Corp.	39,000	1,364,220
Texas Instruments, Inc.	61,000	4,829,980
The Walt Disney Co.	55,000	6,358,000
Twenty-First Century Fox, Inc. Class B	65,000	1,940,900
U.S. Bancorp	57,000	2,922,960
U.S. Foods Holding Corp.	102,000	2,876,400
Union Pacific Corp.	82,000	9,180,720
United Rentals, Inc. (a)	17,000	1,864,220
UnitedHealth Group, Inc.	106,000	18,537,280
Univar, Inc. (a)	170,700	5,095,395
Vertex Pharmaceuticals, Inc. (a)	26,000	3,075,800
Visa, Inc. Class A	89,500	8,164,190
Western Digital Corp.	13,000	1,157,910

TOTAL UNITED STATES OF AMERICA		768,758,807

TOTAL COMMON STOCKS
(Cost $1,238,005,173)		1,512,572,537

Convertible Preferred Stocks - 0.1%
Cayman Islands - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $1,166,878)	369,166	1,768,305

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.85% (e)	13,905,475	13,908,257
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	40,926,552	40,930,644
TOTAL MONEY MARKET FUNDS
(Cost $54,838,486)		54,838,901
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $1,294,010,537)		1,569,179,743
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(38,958,629)
NET ASSETS - 100%		$1,530,221,114

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,778,580 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,768,305 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,166,878

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,602
Fidelity Securities Lending Cash Central Fund	183,932
Total	$237,534

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$201,502,393	$182,055,430	$17,678,658	$1,768,305
Consumer Staples	109,536,319	87,062,422	22,473,897	--
Energy	46,303,768	28,251,559	18,052,209	--
Financials	298,573,343	264,947,746	33,625,597	--
Health Care	161,173,055	152,751,164	8,421,891	--
Industrials	223,019,892	194,368,484	28,651,408	--
Information Technology	363,709,639	344,370,290	19,339,349	--
Materials	66,552,003	52,871,383	13,680,620	--
Real Estate	16,014,337	16,014,337	--	--
Telecommunication Services	23,374,257	11,839,331	11,534,926	--
Utilities	4,581,836	4,581,836	--	--
Money Market Funds	54,838,901	54,838,901	--	--
Total Investments in Securities:	$1,569,179,743	$1,393,952,883	$173,458,555	$1,768,305

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$36,987,288
Level 2 to Level 1	$34,193,712

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $39,618,264) — See accompanying schedule: Unaffiliated issuers (cost $1,239,172,051)	$1,514,340,842
Fidelity Central Funds (cost $54,838,486)	54,838,901
Total Investments (cost $1,294,010,537)		$1,569,179,743
Cash		27,492
Receivable for investments sold		22,200,997
Receivable for fund shares sold		973,802
Dividends receivable		3,297,189
Distributions receivable from Fidelity Central Funds		78,109
Prepaid expenses		1,005
Other receivables		115,539
Total assets		1,595,873,876
Liabilities
Payable for investments purchased	$22,676,976
Payable for fund shares redeemed	882,402
Accrued management fee	739,165
Distribution and service plan fees payable	17,628
Other affiliated payables	268,627
Other payables and accrued expenses	134,825
Collateral on securities loaned	40,933,139
Total liabilities		65,652,762
Net Assets		$1,530,221,114
Net Assets consist of:
Paid in capital		$1,220,227,761
Undistributed net investment income		3,945,371
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		30,968,335
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,079,647
Net Assets		$1,530,221,114
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,321,924 ÷ 1,227,146 shares)		$23.89
Maximum offering price per share (100/94.25 of $23.89)		$25.35
Class M:
Net Asset Value and redemption price per share ($9,515,091 ÷ 400,071 shares)		$23.78
Maximum offering price per share (100/96.50 of $23.78)		$24.64
Class C:
Net Asset Value and offering price per share ($9,565,130 ÷ 407,901 shares)(a)		$23.45
Worldwide:
Net Asset Value, offering price and redemption price per share ($1,465,808,041 ÷ 60,705,679 shares)		$24.15
Class I:
Net Asset Value, offering price and redemption price per share ($16,010,928 ÷ 665,982 shares)		$24.04

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$11,699,924
Income from Fidelity Central Funds		237,534
Income before foreign taxes withheld		11,937,458
Less foreign taxes withheld		(621,561)
Total income		11,315,897
Expenses
Management fee
Basic fee	$4,932,982
Performance adjustment	(1,309,912)
Transfer agent fees	1,374,434
Distribution and service plan fees	107,179
Accounting and security lending fees	231,827
Custodian fees and expenses	92,227
Independent trustees' fees and expenses	3,019
Registration fees	75,421
Audit	37,014
Legal	7,518
Miscellaneous	5,979
Total expenses before reductions	5,557,688
Expense reductions	(98,456)	5,459,232
Net investment income (loss)		5,856,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,700,542
Fidelity Central Funds	(4,658)
Foreign currency transactions	(112,550)
Total net realized gain (loss)		75,583,334
Change in net unrealized appreciation (depreciation) on: Investment securities	67,419,095
Assets and liabilities in foreign currencies	55,876
Total change in net unrealized appreciation (depreciation)		67,474,971
Net gain (loss)		143,058,305
Net increase (decrease) in net assets resulting from operations		$148,914,970

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,856,665	$13,077,907
Net realized gain (loss)	75,583,334	(34,179,863)
Change in net unrealized appreciation (depreciation)	67,474,971	7,184,648
Net increase (decrease) in net assets resulting from operations	148,914,970	(13,917,308)
Distributions to shareholders from net investment income	(12,665,603)	(9,278,911)
Distributions to shareholders from net realized gain	(4,590,851)	(52,672,015)
Total distributions	(17,256,454)	(61,950,926)
Share transactions - net increase (decrease)	(84,364,952)	(65,607,542)
Redemption fees	2,108	16,394
Total increase (decrease) in net assets	47,295,672	(141,459,382)
Net Assets
Beginning of period	1,482,925,442	1,624,384,824
End of period	$1,530,221,114	$1,482,925,442
Other Information
Undistributed net investment income end of period	$3,945,371	$10,754,309

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.83	$22.88	$24.64	$25.18	$19.69	$17.89
Income from Investment Operations
Net investment income (loss)A	.06	.12	.06	.02	.02	.10
Net realized and unrealized gain (loss)	2.19	(.35)	.58	1.46	5.66	1.72
Total from investment operations	2.25	(.23)	.64	1.48	5.68	1.82
Distributions from net investment income	(.12)	(.07)	–	(.04)	(.11)	(.02)
Distributions from net realized gain	(.07)	(.75)	(2.40)	(1.98)	(.08)	–
Total distributions	(.19)	(.82)	(2.40)	(2.02)	(.19)	(.02)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.89	$21.83	$22.88	$24.64	$25.18	$19.69
Total ReturnC,D,E	10.39%	(1.09)%	2.73%	6.29%	29.10%	10.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.22%	1.27%	1.31%	1.45%	1.43%
Expenses net of fee waivers, if any	1.06%H	1.22%	1.26%	1.31%	1.45%	1.43%
Expenses net of all reductions	1.04%H	1.22%	1.26%	1.31%	1.42%	1.41%
Net investment income (loss)	.49%H	.55%	.27%	.10%	.09%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$29,322	$29,052	$31,043	$33,788	$28,661	$18,723
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.67	$22.72	$24.49	$25.05	$19.61	$17.83
Income from Investment Operations
Net investment income (loss)A	.02	.05	(.01)	(.04)	(.04)	.05
Net realized and unrealized gain (loss)	2.19	(.35)	.57	1.46	5.63	1.73
Total from investment operations	2.21	(.30)	.56	1.42	5.59	1.78
Distributions from net investment income	(.03)	–B	–	–	(.07)	–
Distributions from net realized gain	(.07)	(.75)	(2.33)	(1.98)	(.08)	–
Total distributions	(.10)	(.75)	(2.33)	(1.98)	(.15)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.78	$21.67	$22.72	$24.49	$25.05	$19.61
Total ReturnC,D,E	10.25%	(1.38)%	2.36%	6.05%	28.73%	9.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.36%H	1.53%	1.57%	1.58%	1.71%	1.68%
Expenses net of fee waivers, if any	1.36%H	1.52%	1.56%	1.58%	1.70%	1.68%
Expenses net of all reductions	1.35%H	1.52%	1.56%	1.58%	1.68%	1.66%
Net investment income (loss)	.19%H	.25%	(.04)%	(.17)%	(.16)%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$9,515	$9,270	$13,055	$12,160	$9,822	$5,550
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.33	$22.48	$24.12	$24.78	$19.41	$17.74
Income from Investment Operations
Net investment income (loss)A	(.03)	(.05)	(.12)	(.15)	(.14)	(.04)
Net realized and unrealized gain (loss)	2.16	(.35)	.57	1.44	5.58	1.71
Total from investment operations	2.13	(.40)	.45	1.29	5.44	1.67
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.01)	(.75)	(2.09)	(1.95)	(.07)	–
Total distributions	(.01)	(.75)	(2.09)	(1.95)	(.07)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$23.45	$21.33	$22.48	$24.12	$24.78	$19.41
Total ReturnC,D,E	10.00%	(1.88)%	1.90%	5.55%	28.12%	9.41%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	2.01%	2.07%	2.04%	2.15%	2.18%
Expenses net of fee waivers, if any	1.82%H	2.01%	2.07%	2.04%	2.14%	2.18%
Expenses net of all reductions	1.81%H	2.00%	2.06%	2.03%	2.12%	2.16%
Net investment income (loss)	(.27)%H	(.24)%	(.54)%	(.63)%	(.60)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,565	$10,315	$11,231	$9,229	$10,778	$1,726
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.09	$23.14	$24.92	$25.41	$19.85	$18.02
Income from Investment Operations
Net investment income (loss)A	.09	.19	.13	.11	.10	.16
Net realized and unrealized gain (loss)	2.24	(.35)	.58	1.47	5.70	1.74
Total from investment operations	2.33	(.16)	.71	1.58	5.80	1.90
Distributions from net investment income	(.20)	(.14)	(.08)	(.09)	(.16)	(.07)
Distributions from net realized gain	(.07)	(.75)	(2.41)	(1.98)	(.08)	–
Total distributions	(.27)	(.89)	(2.49)	(2.07)	(.24)	(.07)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$24.15	$22.09	$23.14	$24.92	$25.41	$19.85
Total ReturnC,D	10.64%	(.78)%	3.01%	6.64%	29.54%	10.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.91%	.96%	.98%	1.11%	1.11%
Expenses net of fee waivers, if any	.74%G	.91%	.96%	.97%	1.11%	1.11%
Expenses net of all reductions	.72%G	.90%	.95%	.97%	1.08%	1.09%
Net investment income (loss)	.81%G	.87%	.57%	.44%	.43%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,465,808	$1,421,364	$1,543,516	$1,535,658	$1,464,415	$1,081,240
Portfolio turnover rateH	133%G	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.99	$23.03	$24.81	$25.31	$19.78	$17.98
Income from Investment Operations
Net investment income (loss)A	.09	.17	.13	.10	.08	.14
Net realized and unrealized gain (loss)	2.21	(.35)	.58	1.47	5.68	1.74
Total from investment operations	2.30	(.18)	.71	1.57	5.76	1.88
Distributions from net investment income	(.18)	(.11)	(.07)	(.09)	(.15)	(.08)
Distributions from net realized gain	(.07)	(.75)	(2.41)	(1.98)	(.08)	–
Total distributions	(.25)	(.86)	(2.49)B	(2.07)	(.23)	(.08)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$24.04	$21.99	$23.03	$24.81	$25.31	$19.78
Total ReturnD,E	10.58%	(.86)%	3.00%	6.63%	29.44%	10.49%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.99%	.98%	1.01%	1.17%	1.18%
Expenses net of fee waivers, if any	.76%H	.99%	.98%	1.01%	1.17%	1.18%
Expenses net of all reductions	.75%H	.98%	.97%	1.00%	1.14%	1.16%
Net investment income (loss)	.79%H	.78%	.55%	.40%	.37%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$16,011	$12,924	$25,173	$19,107	$10,639	$4,291
Portfolio turnover rateI	133%H	117%	151%	163%	161%	186%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Worldwide and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign income companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$293,533,179
Gross unrealized depreciation	(25,064,459)
Net unrealized appreciation (depreciation) on securities	$268,468,720
Tax cost	$1,300,711,023

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(35,963,442)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $967,813,890 and $1,048,807,326, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,246	$614
Class M	.25%	.25%	22,872	276
Class C	.75%	.25%	49,061	5,522
			$107,179	$6,412

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,985
Class M	952
Class C(a)	738
$6,675

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$35,803.25
Class M	14,181.31
Class C	13,281.27
Worldwide	1,296,523.18
Class I	14,646.21
	$1,374,434

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,614 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,509 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $183,932, including $10,852 from securities loaned to FCM. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $91,914 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,542.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$156,477	$95,208
Class M	13,192	2,313
Worldwide	12,387,164	9,064,407
Class I	108,770	116,983
Total	$12,665,603	$9,278,911
From net realized gain
Class A	$90,524	$1,050,091
Class M	29,788	433,754
Class B	–	11,494
Class C	5,172	384,211
Worldwide	4,423,987	49,987,535
Class I	41,380	804,930
Total	$4,590,851	$52,672,015

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	120,515	331,876	$2,719,789	$7,164,455
Reinvestment of distributions	11,046	49,536	241,804	1,105,146
Shares redeemed	(235,474)	(407,262)	(5,254,213)	(8,799,726)
Net increase (decrease)	(103,913)	(25,850)	$(2,292,620)	$(530,125)
Class M
Shares sold	27,960	92,065	$629,375	$1,986,009
Reinvestment of distributions	1,947	19,370	42,456	430,197
Shares redeemed	(57,604)	(258,217)	(1,275,858)	(5,563,782)
Net increase (decrease)	(27,697)	(146,782)	$(604,027)	$(3,147,576)
Class B
Shares sold	–	457	$–	$8,678
Reinvestment of distributions	–	487	–	10,726
Shares redeemed	–	(17,206)	–	(357,745)
Net increase (decrease)	–	(16,262)	$–	$(338,341)
Class C
Shares sold	26,872	109,109	$590,395	$2,300,381
Reinvestment of distributions	220	15,568	4,750	341,870
Shares redeemed	(102,865)	(140,660)	(2,264,024)	(2,969,570)
Net increase (decrease)	(75,773)	(15,983)	$(1,668,879)	$(327,319)
Worldwide
Shares sold	2,811,611	8,058,052	$63,844,968	$175,292,628
Reinvestment of distributions	735,217	2,542,668	16,240,943	57,260,887
Shares redeemed	(7,175,802)	(12,958,622)	(161,678,433)	(282,800,632)
Net increase (decrease)	(3,628,974)	(2,357,902)	$(81,592,522)	$(50,247,117)
Class I
Shares sold	183,773	401,119	$4,162,492	$8,728,970
Reinvestment of distributions	6,375	28,687	140,244	643,439
Shares redeemed	(111,928)	(935,107)	(2,509,640)	(20,389,473)
Net increase (decrease)	78,220	(505,301)	$1,793,096	$(11,017,064)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2017 and for the year ended October 31, 2016, and the financial highlights for the six months ended April 30, 2017 and each of the five years in the period ended October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2017 and for the year ended October 31, 2016, and the financial highlights for the six months ended April 30, 2017 and each of the five years in the period ended October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 14, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Diversified International Fund
Diversified International	.93%
Actual		$1,000.00	$1,107.00	$4.86
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class K	.80%
Actual		$1,000.00	$1,107.80	$4.18
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Fidelity International Capital Appreciation Fund
International Capital Appreciation	1.14%
Actual		$1,000.00	$1,105.60	$5.95
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Fidelity Overseas Fund
Overseas	1.02%
Actual		$1,000.00	$1,129.70	$5.39
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class K	.90%
Actual		$1,000.00	$1,130.50	$4.75
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Fidelity Worldwide Fund
Class A	1.06%
Actual		$1,000.00	$1,103.90	$5.53
Hypothetical-C		$1,000.00	$1,019.54	$5.31
Class M	1.36%
Actual		$1,000.00	$1,102.50	$7.09
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class C	1.82%
Actual		$1,000.00	$1,100.00	$9.48
Hypothetical-C		$1,000.00	$1,015.77	$9.10
Worldwide	.74%
Actual		$1,000.00	$1,106.40	$3.86
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class I	.76%
Actual		$1,000.00	$1,105.80	$3.97
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

IBD-SANN-0617
1.703569.119

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2017

Contents

Fidelity® Canada Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Canada	93.4%
United States of America*	3.3%
Bailiwick of Jersey	0.8%
United Kingdom	0.7%
Germany	0.6%
France	0.6%
Ireland	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Canada	93.2%
United States of America*	3.8%
Bailiwick of Jersey	0.9%
United Kingdom	0.8%
France	0.5%
Ireland	0.4%
Israel	0.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.1	97.0
Short-Term Investments and Net Other Assets (Liabilities)	2.9	3.0

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	9.9	9.3
The Toronto-Dominion Bank (Banks)	8.9	8.7
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.9	5.4
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	4.3	4.1
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.7	3.7
Manulife Financial Corp. (Insurance)	3.6	0.0
Canadian National Railway Co. (Road & Rail)	3.1	5.4
Canadian Pacific Railway Ltd. (Road & Rail)	3.1	0.0
TELUS Corp. (Diversified Telecommunication Services)	2.8	2.9
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	2.5	2.4
	47.8

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	31.0	31.1
Energy	19.6	21.8
Materials	13.0	13.7
Industrials	8.5	7.4
Consumer Staples	8.1	7.4
Telecommunication Services	6.5	6.6
Information Technology	4.6	4.6
Consumer Discretionary	3.6	2.5
Real Estate	0.9	0.8
Utilities	0.7	0.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2017, 20.8% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Canadian market.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Canada Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.4%
Magna International, Inc. Class A (sub. vtg.)	136,400	$5,697,614
Hotels, Restaurants & Leisure - 0.2%
Freshii, Inc.	258,500	2,348,192
Media - 2.2%
Cogeco Communications, Inc.	176,900	10,122,456
Corus Entertainment, Inc. Class B (non-vtg.)	588,000	5,772,096
Quebecor, Inc. Class B (sub. vtg.)	404,600	12,350,963
		28,245,515
Specialty Retail - 0.8%
AutoCanada, Inc. (a)	282,300	4,855,796
Sleep Country Canada Holdings, Inc.	224,400	5,804,596
		10,660,392

TOTAL CONSUMER DISCRETIONARY		46,951,713

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 7.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	719,200	33,076,720
Empire Co. Ltd. Class A (non-vtg.)	416,300	6,413,530
George Weston Ltd.	330,800	29,707,902
Jean Coutu Group, Inc. Class A (sub. vtg.)	395,700	6,475,908
Metro, Inc. Class A (sub. vtg.)	375,295	12,861,287
North West Co., Inc.	429,400	10,129,065
		98,664,412
Tobacco - 0.5%
Imperial Tobacco Group PLC	137,773	6,748,737

TOTAL CONSUMER STAPLES		105,413,149

ENERGY - 19.6%
Energy Equipment & Services - 1.5%
Canadian Energy Services & Technology Corp.	1,654,100	7,815,791
Pason Systems, Inc.	348,200	5,170,517
ShawCor Ltd. Class A	293,400	7,361,598
		20,347,906
Oil, Gas & Consumable Fuels - 18.1%
ARC Resources Ltd.	772,800	10,145,105
Canadian Natural Resources Ltd.	874,498	27,854,784
Cenovus Energy, Inc.	1,197,300	11,937,477
Enbridge, Inc.	1,354,200	56,130,278
Imperial Oil Ltd.	381,300	11,092,211
NuVista Energy Ltd. (b)	1,064,900	4,797,725
Parkland Fuel Corp. (b)(c)(d)	81,300	1,591,992
Peyto Exploration & Development Corp.	380,600	6,925,830
PrairieSky Royalty Ltd.	1,032,018	22,491,876
Raging River Exploration, Inc. (b)	1,057,900	6,176,670
Suncor Energy, Inc.	2,425,100	76,001,449
		235,145,397

TOTAL ENERGY		255,493,303

FINANCIALS - 31.0%
Banks - 20.8%
Bank of Nova Scotia	470,800	26,170,693
Royal Bank of Canada	1,875,400	128,415,541
The Toronto-Dominion Bank	2,472,000	116,315,564
		270,901,798
Capital Markets - 3.1%
Amundi SA	120,480	7,926,827
Brookfield Asset Management, Inc. Class A	193,900	7,167,645
CI Financial Corp.	575,700	11,260,533
Fairfax India Holdings Corp. (b)	102,000	1,416,780
TMX Group Ltd.	208,000	11,751,189
		39,522,974
Insurance - 7.1%
Intact Financial Corp.	220,525	15,106,621
Manulife Financial Corp.	2,713,300	47,585,365
Power Corp. of Canada (sub. vtg.)	1,286,700	29,814,528
		92,506,514

TOTAL FINANCIALS		402,931,286

HEALTH CARE - 0.6%
Pharmaceuticals - 0.6%
Bayer AG	64,300	7,956,042
INDUSTRIALS - 8.5%
Airlines - 0.5%
WestJet Airlines Ltd.	341,100	5,642,312
Professional Services - 0.7%
Stantec, Inc.	343,000	8,802,088
Road & Rail - 6.7%
Canadian National Railway Co.	570,600	41,244,718
Canadian Pacific Railway Ltd.	261,300	40,037,733
TransForce, Inc.	286,000	6,226,820
		87,509,271
Trading Companies & Distributors - 0.6%
Toromont Industries Ltd.	229,600	8,167,742

TOTAL INDUSTRIALS		110,121,413

INFORMATION TECHNOLOGY - 4.6%
IT Services - 1.8%
CGI Group, Inc. Class A (sub. vtg.) (b)	479,900	23,160,919
Semiconductors & Semiconductor Equipment - 0.2%
Dialog Semiconductor PLC(b)	65,800	3,078,482
Software - 2.6%
Constellation Software, Inc.	33,300	15,230,350
Open Text Corp.	543,628	18,849,063
		34,079,413

TOTAL INFORMATION TECHNOLOGY		60,318,814

MATERIALS - 13.0%
Chemicals - 2.9%
Agrium, Inc.	340,400	31,949,048
Monsanto Co.	49,300	5,748,873
		37,697,921
Construction Materials - 0.6%
CRH PLC	199,200	7,255,682
Containers & Packaging - 1.0%
CCL Industries, Inc. Class B	55,800	12,917,329
Metals & Mining - 7.8%
Agnico Eagle Mines Ltd. (Canada)	323,600	15,468,225
Barrick Gold Corp.	589,500	9,854,870
Detour Gold Corp. (b)	444,400	5,615,838
Franco-Nevada Corp.	299,000	20,335,636
Goldcorp, Inc.	320,100	4,460,131
Lundin Mining Corp.	2,485,000	13,252,848
Premier Gold Mines Ltd. (b)	1,839,800	3,719,899
Randgold Resources Ltd.	118,964	10,464,834
Silver Wheaton Corp.	672,200	13,413,961
Torex Gold Resources, Inc. (b)	295,070	4,997,633
		101,583,875
Paper & Forest Products - 0.7%
Western Forest Products, Inc.	6,174,300	9,724,732

TOTAL MATERIALS		169,179,539

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Allied Properties (REIT)	413,000	11,082,517
TELECOMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 2.8%
TELUS Corp.	1,109,100	36,903,646
Wireless Telecommunication Services - 3.7%
Rogers Communications, Inc. Class B (non-vtg.)	1,038,300	47,607,924

TOTAL TELECOMMUNICATION SERVICES		84,511,570

UTILITIES - 0.7%
Electric Utilities - 0.7%
Hydro One Ltd.	526,100	9,265,187
TOTAL COMMON STOCKS
(Cost $1,004,899,915)		1,263,224,533

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.85% (e)	30,990,102	30,996,300
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	4,266,184	4,266,611
TOTAL MONEY MARKET FUNDS
(Cost $35,257,776)		35,262,911
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,040,157,691)		1,298,487,444
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,149,052
NET ASSETS - 100%		$1,300,636,496

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,591,992 or 0.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,720
Fidelity Securities Lending Cash Central Fund	451,748
Total	$548,468

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$46,951,713	$46,951,713	$--	$--
Consumer Staples	105,413,149	105,413,149	--	--
Energy	255,493,303	253,901,311	1,591,992	--
Financials	402,931,286	402,931,286	--	--
Health Care	7,956,042	--	7,956,042	--
Industrials	110,121,413	110,121,413	--	--
Information Technology	60,318,814	60,318,814	--	--
Materials	169,179,539	151,459,023	17,720,516	--
Real Estate	11,082,517	11,082,517	--	--
Telecommunication Services	84,511,570	84,511,570	--	--
Utilities	9,265,187	9,265,187	--	--
Money Market Funds	35,262,911	35,262,911	--	--
Total Investments in Securities:	$1,298,487,444	$1,271,218,894	$27,268,550	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,060,598) — See accompanying schedule: Unaffiliated issuers (cost $1,004,899,915)	$1,263,224,533
Fidelity Central Funds (cost $35,257,776)	35,262,911
Total Investments (cost $1,040,157,691)		$1,298,487,444
Foreign currency held at value (cost $36,466)		36,466
Receivable for investments sold		11,901,380
Receivable for fund shares sold		430,734
Dividends receivable		2,407,802
Distributions receivable from Fidelity Central Funds		37,489
Prepaid expenses		905
Other receivables		11,464
Total assets		1,313,313,684
Liabilities
Payable to custodian bank	$669
Payable for investments purchased
Regular delivery	3,340,994
Delayed delivery	1,649,764
Payable for fund shares redeemed	2,208,027
Accrued management fee	855,917
Distribution and service plan fees payable	27,227
Other affiliated payables	288,393
Other payables and accrued expenses	39,257
Collateral on securities loaned	4,266,940
Total liabilities		12,677,188
Net Assets		$1,300,636,496
Net Assets consist of:
Paid in capital		$1,061,454,950
Undistributed net investment income		5,294,279
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(24,457,222)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		258,344,489
Net Assets		$1,300,636,496
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,054,780 ÷ 776,913 shares)		$48.98
Maximum offering price per share (100/94.25 of $48.98)		$51.97
Class M:
Net Asset Value and redemption price per share ($11,353,837 ÷ 232,924 shares)		$48.74
Maximum offering price per share (100/96.50 of $48.74)		$50.51
Class C:
Net Asset Value and offering price per share ($16,661,912 ÷ 347,882 shares)(a)		$47.90
Canada:
Net Asset Value, offering price and redemption price per share ($1,189,095,294 ÷ 24,180,640 shares)		$49.18
Class I:
Net Asset Value, offering price and redemption price per share ($45,470,673 ÷ 926,823 shares)		$49.06

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$17,404,149
Income from Fidelity Central Funds		548,468
Income before foreign taxes withheld		17,952,617
Less foreign taxes withheld		(2,539,493)
Total income		15,413,124
Expenses
Management fee
Basic fee	$4,725,386
Performance adjustment	323,022
Transfer agent fees	1,457,347
Distribution and service plan fees	173,256
Accounting and security lending fees	312,692
Custodian fees and expenses	11,056
Independent trustees' fees and expenses	2,774
Registration fees	66,720
Audit	40,975
Legal	2,142
Miscellaneous	5,428
Total expenses before reductions	7,120,798
Expense reductions	(14,891)	7,105,907
Net investment income (loss)		8,307,217
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,096,203
Fidelity Central Funds	(1,175)
Foreign currency transactions	7,313
Total net realized gain (loss)		26,102,341
Change in net unrealized appreciation (depreciation) on: Investment securities	10,434,273
Assets and liabilities in foreign currencies	18,466
Total change in net unrealized appreciation (depreciation)		10,452,739
Net gain (loss)		36,555,080
Net increase (decrease) in net assets resulting from operations		$44,862,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,307,217	$17,076,194
Net realized gain (loss)	26,102,341	(32,588,329)
Change in net unrealized appreciation (depreciation)	10,452,739	98,530,458
Net increase (decrease) in net assets resulting from operations	44,862,297	83,018,323
Distributions to shareholders from net investment income	(16,443,381)	(17,462,078)
Distributions to shareholders from net realized gain	(5,168,976)	(1,771,774)
Total distributions	(21,612,357)	(19,233,852)
Share transactions - net increase (decrease)	(70,682,526)	(105,554,211)
Redemption fees	29,954	81,286
Total increase (decrease) in net assets	(47,402,632)	(41,688,454)
Net Assets
Beginning of period	1,348,039,128	1,389,727,582
End of period	$1,300,636,496	$1,348,039,128
Other Information
Undistributed net investment income end of period	$5,294,279	$13,430,443

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.09	$45.25	$60.56	$57.31	$53.65	$52.20
Income from Investment Operations
Net investment income (loss)A	.23	.48	.45	.47	.60	.57
Net realized and unrealized gain (loss)	1.30	2.84	(8.04)	3.13	3.63	1.50
Total from investment operations	1.53	3.32	(7.59)	3.60	4.23	2.07
Distributions from net investment income	(.45)	(.42)	(.50)	(.03)	(.57)	(.33)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.64)	(.48)	(7.72)	(.35)	(.57)	(.62)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$48.98	$48.09	$45.25	$60.56	$57.31	$53.65
Total ReturnC,D,E	3.17%	7.45%	(14.32)%	6.32%	7.98%	4.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.48%	1.43%	1.29%	1.19%	1.08%
Expenses net of fee waivers, if any	1.34%H	1.48%	1.43%	1.29%	1.19%	1.08%
Expenses net of all reductions	1.34%H	1.48%	1.43%	1.29%	1.18%	1.08%
Net investment income (loss)	.94%H	1.06%	.90%	.79%	1.11%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$38,055	$44,144	$58,286	$95,004	$116,661	$159,597
Portfolio turnover rateI	40%H	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$47.82	$44.99	$60.22	$57.14	$53.48	$52.01
Income from Investment Operations
Net investment income (loss)A	.16	.35	.29	.29	.45	.43
Net realized and unrealized gain (loss)	1.29	2.83	(8.00)	3.11	3.63	1.49
Total from investment operations	1.45	3.18	(7.71)	3.40	4.08	1.92
Distributions from net investment income	(.34)	(.29)	(.30)	–	(.42)	(.16)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.53)	(.35)	(7.52)	(.32)	(.42)	(.45)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$48.74	$47.82	$44.99	$60.22	$57.14	$53.48
Total ReturnC,D,E	3.01%	7.14%	(14.58)%	5.99%	7.69%	3.74%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	1.77%	1.75%	1.59%	1.47%	1.36%
Expenses net of fee waivers, if any	1.63%H	1.77%	1.75%	1.59%	1.47%	1.36%
Expenses net of all reductions	1.63%H	1.77%	1.75%	1.59%	1.46%	1.36%
Net investment income (loss)	.65%H	.78%	.58%	.48%	.83%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$11,354	$11,140	$12,820	$21,989	$23,751	$29,626
Portfolio turnover rateI	40%H	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$46.87	$44.02	$59.04	$56.27	$52.61	$51.19
Income from Investment Operations
Net investment income (loss)A	.05	.15	.07	.02	.20	.19
Net realized and unrealized gain (loss)	1.27	2.78	(7.85)	3.07	3.58	1.46
Total from investment operations	1.32	2.93	(7.78)	3.09	3.78	1.65
Distributions from net investment income	(.11)	(.02)	(.02)	–	(.12)	–
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.23)
Total distributions	(.29)B	(.08)	(7.24)	(.32)	(.12)	(.23)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$47.90	$46.87	$44.02	$59.04	$56.27	$52.61
Total ReturnD,E,F	2.82%	6.67%	(14.96)%	5.53%	7.21%	3.26%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.06%I	2.21%	2.19%	2.03%	1.93%	1.82%
Expenses net of fee waivers, if any	2.06%I	2.21%	2.19%	2.03%	1.92%	1.82%
Expenses net of all reductions	2.06%I	2.21%	2.18%	2.03%	1.92%	1.82%
Net investment income (loss)	.21%I	.33%	.14%	.04%	.37%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$16,662	$18,489	$21,610	$38,749	$46,040	$66,500
Portfolio turnover rateJ	40%I	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.188 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.35	$45.55	$60.95	$57.72	$54.05	$52.59
Income from Investment Operations
Net investment income (loss)A	.31	.62	.60	.66	.77	.73
Net realized and unrealized gain (loss)	1.32	2.85	(8.09)	3.13	3.66	1.51
Total from investment operations	1.63	3.47	(7.49)	3.79	4.43	2.24
Distributions from net investment income	(.61)	(.61)	(.69)	(.24)	(.76)	(.49)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.80)	(.67)	(7.91)	(.56)	(.76)	(.78)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$49.18	$48.35	$45.55	$60.95	$57.72	$54.05
Total ReturnC,D	3.36%	7.79%	(14.08)%	6.64%	8.32%	4.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.17%	1.15%	.98%	.87%	.77%
Expenses net of fee waivers, if any	1.02%G	1.17%	1.15%	.98%	.87%	.77%
Expenses net of all reductions	1.02%G	1.17%	1.14%	.98%	.86%	.77%
Net investment income (loss)	1.25%G	1.37%	1.18%	1.09%	1.42%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,189,095	$1,233,050	$1,279,488	$2,057,843	$2,262,380	$2,992,597
Portfolio turnover rateH	40%G	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$48.28	$45.44	$60.80	$57.57	$53.91	$52.44
Income from Investment Operations
Net investment income (loss)A	.32	.66	.61	.65	.78	.74
Net realized and unrealized gain (loss)	1.31	2.83	(8.07)	3.12	3.64	1.50
Total from investment operations	1.63	3.49	(7.46)	3.77	4.42	2.24
Distributions from net investment income	(.66)	(.59)	(.68)	(.22)	(.76)	(.48)
Distributions from net realized gain	(.19)	(.06)	(7.22)	(.32)	–	(.29)
Total distributions	(.85)	(.65)	(7.90)	(.54)	(.76)	(.77)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$49.06	$48.28	$45.44	$60.80	$57.57	$53.91
Total ReturnC,D	3.36%	7.83%	(14.05)%	6.62%	8.34%	4.38%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.14%	1.13%	1.00%	.86%	.76%
Expenses net of fee waivers, if any	.99%G	1.13%	1.12%	1.00%	.86%	.76%
Expenses net of all reductions	.99%G	1.13%	1.12%	1.00%	.85%	.76%
Net investment income (loss)	1.28%G	1.41%	1.21%	1.08%	1.43%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$45,471	$41,217	$14,846	$30,165	$30,831	$59,245
Portfolio turnover rateH	40%G	44%	24%	85%	64%	86%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Canada and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$306,056,975
Gross unrealized depreciation	(52,684,122)
Net unrealized appreciation (depreciation) on securities	$253,372,853
Tax cost	$1,045,114,591

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,213,379)
Long-term	(34,724,041)
Total capital loss carryforward	$(37,937,420)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $261,518,704 and $343,965,365, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .74% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53,571	$189
Class M	.25%	.25%	29,016	137
Class C	.75%	.25%	90,669	3,886
			$173,256	$4,212

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,544
Class M	1,299
Class C(a)	104
$4,947

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$60,050.28
Class M	18,556.32
Class C	23,029.25
Canada	1,315,494.21
Class I	40,218.18
	$1,457,347

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $43 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,333 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $429,313. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $451,748, including $3,696 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,751 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level operating expenses in the amount of $6,138.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$406,836	$482,934
Class M	78,661	79,315
Class C	39,905	8,502
Canada	15,352,959	16,735,044
Class I	565,020	156,283
Total	$16,443,381	$17,462,078
From net realized gain
Class A	$168,842	$69,321
Class M	43,752	16,639
Class B	–	3,460
Class C	71,450	28,339
Canada	4,723,987	1,638,014
Class I	160,945	16,001
Total	$5,168,976	$1,771,774

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	42,681	134,113	$2,103,413	$6,147,050
Reinvestment of distributions	10,631	11,425	525,595	496,287
Shares redeemed	(194,308)	(515,795)	(9,610,765)	(23,017,589)
Net increase (decrease)	(140,996)	(370,257)	$(6,981,757)	$(16,374,252)
Class M
Shares sold	16,981	23,059	$835,568	$1,036,279
Reinvestment of distributions	2,464	2,169	121,397	93,951
Shares redeemed	(19,476)	(77,250)	(959,360)	(3,322,138)
Net increase (decrease)	(31)	(52,022)	$(2,395)	$(2,191,908)
Class B
Shares sold	–	499	$–	$21,798
Reinvestment of distributions	–	68	–	2,895
Shares redeemed	–	(61,115)	–	(2,725,253)
Net increase (decrease)	–	(60,548)	$–	$(2,700,560)
Class C
Shares sold	19,473	41,578	$941,259	$1,834,681
Reinvestment of distributions	1,995	731	96,717	31,141
Shares redeemed	(68,036)	(138,754)	(3,280,065)	(5,980,751)
Net increase (decrease)	(46,568)	(96,445)	$(2,242,089)	$(4,114,929)
Canada
Shares sold	1,318,095	3,590,664	$65,362,039	$166,771,731
Reinvestment of distributions	381,896	388,588	18,930,598	16,926,879
Shares redeemed	(3,019,477)	(6,566,019)	(149,388,409)	(289,731,847)
Net increase (decrease)	(1,319,486)	(2,586,767)	$(65,095,772)	$(106,033,237)
Class I
Shares sold	140,001	807,708	$6,942,151	$37,813,282
Reinvestment of distributions	14,338	2,849	709,005	123,890
Shares redeemed	(81,143)	(283,652)	(4,011,669)	(12,076,497)
Net increase (decrease)	73,196	526,905	$3,639,487	$25,860,675

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
China	39.7%
Cayman Islands	34.3%
Taiwan	15.2%
Hong Kong	4.7%
United States of America*	2.6%
Bailiwick of Jersey	1.2%
British Virgin Islands	1.0%
Bermuda	0.8%
United Kingdom	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Cayman Islands	30.6%
China	29.0%
Taiwan	20.3%
United States of America*	6.1%
United Kingdom	4.8%
Bermuda	3.0%
Hong Kong	2.7%
Netherlands	2.1%
British Virgin Islands	1.1%
Other	0.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.6	93.9
Short-Term Investments and Net Other Assets (Liabilities)	2.4	6.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	9.2	9.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6.8	8.8
Alibaba Group Holding Ltd. sponsored ADR (Internet Software & Services)	5.7	5.8
JD.com, Inc. sponsored ADR (Internet & Direct Marketing Retail)	3.2	0.9
China Construction Bank Corp. (H Shares) (Banks)	2.8	2.8
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Components)	2.7	2.1
NetEase, Inc. ADR (Internet Software & Services)	2.3	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.1	1.9
China Oilfield Services Ltd. (H Shares) (Energy Equipment & Services)	1.9	0.8
Kweichow Moutai Co. Ltd. (A Shares) (Beverages)	1.8	2.0
	38.5

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.5	36.2
Consumer Discretionary	14.0	12.6
Financials	10.7	17.0
Materials	7.9	4.0
Industrials	7.1	5.1
Consumer Staples	5.9	3.5
Energy	5.1	3.9
Health Care	5.1	3.2
Utilities	2.4	3.3
Real Estate	1.3	3.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2017, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® China Region Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 1.8%
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,966,000	$4,613,909
SAIC Motor Corp. Ltd.	3,622,515	14,319,799
		18,933,708
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	229,800	14,831,292
Hotels, Restaurants & Leisure - 1.2%
China Travel International Investment HK Ltd.	17,560,000	5,079,483
Huangshan Tourism Development Co. Ltd.	14	21
Melco Crown Entertainment Ltd. sponsored ADR	354,300	7,776,885
		12,856,389
Household Durables - 3.0%
Hangzhou Robam Appliances Co. Ltd. Class A	762,963	6,031,984
Midea Group Co. Ltd. Class A	2,288,400	11,173,938
Nien Made Enterprise Co. Ltd.	432,000	4,366,741
Sundart Holdings Ltd.	20,000,000	11,030,617
		32,603,280
Internet & Direct Marketing Retail - 4.7%
Ctrip.com International Ltd. ADR (a)	99,400	5,020,694
JD.com, Inc. sponsored ADR (a)	994,300	34,870,101
Vipshop Holdings Ltd. ADR (a)	758,900	10,525,943
		50,416,738
Specialty Retail - 0.5%
Chow Tai Fook Jewellery Group Ltd.	5,333,800	5,856,082
Textiles, Apparel & Luxury Goods - 0.5%
JNBY Design Ltd.	6,510,000	5,197,388

TOTAL CONSUMER DISCRETIONARY		140,694,877

CONSUMER STAPLES - 5.9%
Beverages - 5.0%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,374,789	15,954,612
Kweichow Moutai Co. Ltd. (A Shares)	314,832	18,883,983
Wuliangye Yibin Co. Ltd. Class A	2,801,656	18,492,108
		53,330,703
Food & Staples Retailing - 0.9%
COFCO Meat Holdings Ltd.	30,491,000	6,624,771
Zhou Hei Ya International Holdings Co. Ltd.	3,442,000	3,646,285
		10,271,056

TOTAL CONSUMER STAPLES		63,601,759

ENERGY - 5.1%
Energy Equipment & Services - 1.9%
China Oilfield Services Ltd. (H Shares)	22,508,000	20,776,571
Oil, Gas & Consumable Fuels - 3.2%
CNOOC Ltd.	15,768,000	18,394,917
PetroChina Co. Ltd. (H Shares)	22,126,000	15,545,317
		33,940,234

TOTAL ENERGY		54,716,805

FINANCIALS - 10.7%
Banks - 4.9%
China Construction Bank Corp. (H Shares)	37,614,000	30,561,813
Industrial & Commercial Bank of China Ltd. (H Shares)	33,821,000	22,088,320
		52,650,133
Capital Markets - 0.7%
CITIC Securities Co. Ltd. (H Shares)	1,156,000	2,425,440
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(b)	1,119,000	5,559,694
		7,985,134
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR	237,800	1,921,424
Insurance - 4.9%
China Life Insurance Co. Ltd. (H Shares)	5,682,000	17,286,148
China Pacific Insurance (Group) Co. Ltd. (H Shares)	5,009,600	18,516,266
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,041,500	17,126,730
		52,929,144

TOTAL FINANCIALS		115,485,835

HEALTH CARE - 5.1%
Health Care Providers & Services - 0.9%
China Resources Phoenix Health (c)	7,070,000	9,080,242
Life Sciences Tools & Services - 0.7%
JHL Biotech, Inc. (a)	3,976,696	7,960,497
Pharmaceuticals - 3.5%
China Resources Pharmaceutical Group Ltd.	4,485,000	5,281,660
CSPC Pharmaceutical Group Ltd.	10,938,000	15,187,077
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	799,944	6,223,398
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,163,336	3,646,869
Yunnan Baiyao Group Co. Ltd.	559,400	6,938,232
		37,277,236

TOTAL HEALTH CARE		54,317,975

INDUSTRIALS - 7.1%
Commercial Services & Supplies - 0.2%
Focused Photonics Hangzhou, Inc.	561,697	2,411,871
Construction & Engineering - 4.8%
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	20,963,000	12,774,511
China Communications Construction Co. Ltd. (H Shares)	12,960,000	17,827,946
China Energy Engineering Corp. Ltd.	27,132,000	5,057,808
China State Construction International Holdings Ltd.	8,562,000	15,542,556
		51,202,821
Machinery - 0.7%
Sany Heavy Industry Co. Ltd. Class A	7,886,277	8,042,435
Road & Rail - 0.6%
Daqin Railway Co. Ltd. (A Shares)	6,192,097	7,006,362
Trading Companies & Distributors - 0.8%
Summit Ascent Holdings Ltd. (a)(c)	31,652,000	8,179,179

TOTAL INDUSTRIALS		76,842,668

INFORMATION TECHNOLOGY - 37.5%
Electronic Equipment & Components - 9.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,890,360	10,382,103
Chroma ATE, Inc.	3,145,000	9,823,247
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,839,100	15,061,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,856,400	28,951,868
Largan Precision Co. Ltd.	93,000	15,431,790
Lens Technology Co. Ltd. Class A	839,047	4,473,051
Sunny Optical Technology Group Co. Ltd.	606,000	4,986,147
Tongda Group Holdings Ltd.	20,390,000	8,021,418
		97,131,042
Internet Software & Services - 17.6%
58.com, Inc. ADR (a)	107,000	4,235,060
Alibaba Group Holding Ltd. sponsored ADR (a)	534,600	61,746,300
NetEase, Inc. ADR	92,300	24,495,497
Tencent Holdings Ltd.	3,151,300	98,740,754
Weibo Corp. sponsored ADR (a)(c)	9,970	556,924
		189,774,535
Semiconductors & Semiconductor Equipment - 8.6%
Advanced Semiconductor Engineering, Inc.	9,595,000	12,004,612
ASM Pacific Technology Ltd.	114,400	1,703,127
GlobalWafers Co. Ltd. unit (a)	738,500	5,278,060
Taiwan Semiconductor Manufacturing Co. Ltd.	11,388,000	73,234,077
		92,219,876
Software - 0.9%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	48,540,000	9,547,809
Technology Hardware, Storage & Peripherals - 1.4%
ADLINK Technology, Inc.	3,682,844	8,079,031
Advantech Co. Ltd.	346,000	2,793,369
Axiomtek Co. Ltd.	2,000,000	3,897,694
		14,770,094

TOTAL INFORMATION TECHNOLOGY		403,443,356

MATERIALS - 7.9%
Construction Materials - 3.8%
BBMG Corp. (H Shares)	33,657,000	18,043,633
China Shanshui Cement Group Ltd. (a)(c)	6,687,000	3,782,653
TCC International Holdings Ltd.	13,948,000	6,383,729
West China Cement Ltd. (a)	85,964,000	12,930,490
		41,140,505
Metals & Mining - 4.1%
Angang Steel Co. Ltd.:
(A Shares) (a)	5,819,352	4,499,477
(H Shares) (a)	10,712,000	7,202,525
Baoshan Iron & Steel Co. Ltd.	4,184,268	3,787,602
Jiangxi Copper Co. Ltd. (H Shares)	4,214,000	6,576,968
Zhaojin Mining Industry Co. Ltd. (H Shares) (c)	12,973,000	11,274,561
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	10,369,487
		43,710,620

TOTAL MATERIALS		84,851,125

REAL ESTATE - 1.3%
Real Estate Management & Development - 1.3%
Beijing Capital Land Ltd. (H Shares)	29,448,000	14,310,675
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
China Unicom Ltd.	4,694,000	6,074,148
UTILITIES - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	16,792,000	5,094,798
Canvest Environmental Protection Group Co. Ltd. (c)	16,700,000	9,532,613
Huaneng Renewables Corp. Ltd. (H Shares)	31,944,000	11,170,451
		25,797,862
TOTAL COMMON STOCKS
(Cost $866,816,845)		1,040,137,085

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd. Series A-11 (a)(d)
(Cost $6,268,244)	1,983,088	9,498,992

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 0.85% (e)	16,347,759	16,351,028
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	12,013,876	12,015,077
TOTAL MONEY MARKET FUNDS
(Cost $28,365,111)		28,366,105
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $901,450,200)		1,078,002,182
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,484,062)
NET ASSETS - 100%		$1,075,518,120

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,559,694 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,498,992 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$6,268,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,639
Fidelity Securities Lending Cash Central Fund	356,846
Total	$402,485

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$150,193,869	$140,694,877	$--	$9,498,992
Consumer Staples	63,601,759	63,601,759	--	--
Energy	54,716,805	20,776,571	33,940,234	--
Financials	115,485,835	92,639,993	22,845,842	--
Health Care	54,317,975	54,317,975	--	--
Industrials	76,842,668	76,842,668	--	--
Information Technology	403,443,356	219,463,913	183,979,443	--
Materials	84,851,125	81,068,472	--	3,782,653
Real Estate	14,310,675	14,310,675	--	--
Telecommunication Services	6,074,148	--	6,074,148	--
Utilities	25,797,862	25,797,862	--	--
Money Market Funds	28,366,105	28,366,105	--	--
Total Investments in Securities:	$1,078,002,182	$817,880,870	$246,839,667	$13,281,645

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$20,300,707

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$16,032,916
Net Realized Gain (Loss) on Investment Securities	1,787,345
Net Unrealized Gain (Loss) on Investment Securities	9,243,798
Cost of Purchases	--
Proceeds of Sales	(13,782,414)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$13,281,645
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2017	$8,573,262

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,259,645) — See accompanying schedule: Unaffiliated issuers (cost $873,085,089)	$1,049,636,077
Fidelity Central Funds (cost $28,365,111)	28,366,105
Total Investments (cost $901,450,200)		$1,078,002,182
Receivable for investments sold		10,516,603
Receivable for fund shares sold		940,931
Distributions receivable from Fidelity Central Funds		67,682
Prepaid expenses		688
Other receivables		172,030
Total assets		1,089,700,116
Liabilities
Payable for investments purchased	$39,390
Payable for fund shares redeemed	1,191,973
Accrued management fee	613,208
Distribution and service plan fees payable	14,781
Other affiliated payables	216,843
Other payables and accrued expenses	90,881
Collateral on securities loaned	12,014,920
Total liabilities		14,181,996
Net Assets		$1,075,518,120
Net Assets consist of:
Paid in capital		$1,095,231,215
Accumulated net investment loss		(3,761,519)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(192,502,575)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		176,550,999
Net Assets		$1,075,518,120
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($22,428,998 ÷ 799,149 shares)		$28.07
Maximum offering price per share (100/94.25 of $28.07)		$29.78
Class M:
Net Asset Value and redemption price per share ($6,097,886 ÷ 217,978 shares)		$27.97
Maximum offering price per share (100/96.50 of $27.97)		$28.98
Class C:
Net Asset Value and offering price per share ($9,489,886 ÷ 345,040 shares)(a)		$27.50
China Region:
Net Asset Value, offering price and redemption price per share ($1,017,915,078 ÷ 35,883,667 shares)		$28.37
Class I:
Net Asset Value, offering price and redemption price per share ($19,586,272 ÷ 694,979 shares)		$28.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$313,459
Special dividends		468,101
Income from Fidelity Central Funds (including $356,846 from security lending)		402,485
Income before foreign taxes withheld		1,184,045
Less foreign taxes withheld		(27,989)
Total income		1,156,056
Expenses
Management fee	$3,503,912
Transfer agent fees	1,058,887
Distribution and service plan fees	88,600
Accounting and security lending fees	236,042
Custodian fees and expenses	175,869
Independent trustees' fees and expenses	2,061
Registration fees	62,470
Audit	43,344
Legal	1,593
Interest	5,462
Miscellaneous	4,108
Total expenses before reductions	5,182,348
Expense reductions	(265,829)	4,916,519
Net investment income (loss)		(3,760,463)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,955,277
Fidelity Central Funds	(3,531)
Foreign currency transactions	(42,611)
Total net realized gain (loss)		26,909,135
Change in net unrealized appreciation (depreciation) on: Investment securities	83,798,219
Assets and liabilities in foreign currencies	(6,044)
Total change in net unrealized appreciation (depreciation)		83,792,175
Net gain (loss)		110,701,310
Net increase (decrease) in net assets resulting from operations		$106,940,847

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,760,463)	$11,358,761
Net realized gain (loss)	26,909,135	(213,446,905)
Change in net unrealized appreciation (depreciation)	83,792,175	180,733,105
Net increase (decrease) in net assets resulting from operations	106,940,847	(21,355,039)
Distributions to shareholders from net investment income	(10,635,218)	(15,103,497)
Distributions to shareholders from net realized gain	(1,988,847)	(159,831,115)
Total distributions	(12,624,065)	(174,934,612)
Share transactions - net increase (decrease)	(82,973,681)	(83,319,865)
Redemption fees	56,550	164,633
Total increase (decrease) in net assets	11,399,651	(279,444,883)
Net Assets
Beginning of period	1,064,118,469	1,343,563,352
End of period	$1,075,518,120	$1,064,118,469
Other Information
Undistributed net investment income end of period	$–	$10,634,162
Accumulated net investment loss end of period	$(3,761,519)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.46	$29.34	$34.18	$35.56	$28.53	$27.28
Income from Investment Operations
Net investment income (loss)A	(.13)B	.18	.40C	.21	.30	.36
Net realized and unrealized gain (loss)	2.97	(.20)	(.83)	2.01D	7.06	1.42
Total from investment operations	2.84	(.02)	(.43)	2.22	7.36	1.78
Distributions from net investment income	(.18)	(.27)	(.22)	(.30)	(.34)	(.19)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.23)	(3.86)	(4.46)	(3.61)	(.34)	(.53)
Redemption fees added to paid in capitalA	–E	–E	.05	.01	.01	–E
Net asset value, end of period	$28.07	$25.46	$29.34	$34.18	$35.56	$28.53
Total ReturnF,G,H	11.29%	(.13)%	(1.45)%	6.45%D	26.07%	6.70%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.33%	1.28%	1.35%	1.35%	1.36%
Expenses net of fee waivers, if any	1.32%K	1.33%	1.28%	1.35%	1.35%	1.36%
Expenses net of all reductions	1.27%K	1.32%	1.26%	1.35%	1.31%	1.29%
Net investment income (loss)	(1.04)%B,K	.75%	1.26%C	.64%	.94%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$22,429	$22,937	$32,761	$21,728	$20,623	$13,539
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.13) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.34	$29.18	$34.02	$35.40	$28.40	$27.13
Income from Investment Operations
Net investment income (loss)A	(.18)B	.10	.30C	.12	.21	.29
Net realized and unrealized gain (loss)	2.97	(.22)	(.83)	1.99D	7.04	1.40
Total from investment operations	2.79	(.12)	(.53)	2.11	7.25	1.69
Distributions from net investment income	(.11)	(.13)	(.12)	(.19)	(.26)	(.08)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.16)	(3.72)	(4.36)	(3.50)	(.26)	(.42)
Redemption fees added to paid in capitalA	–E	–E	.05	.01	.01	–E
Net asset value, end of period	$27.97	$25.34	$29.18	$34.02	$35.40	$28.40
Total ReturnF,G,H	11.10%	(.50)%	(1.79)%	6.15%D	25.74%	6.38%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.66%K	1.67%	1.62%	1.65%	1.64%	1.64%
Expenses net of fee waivers, if any	1.66%K	1.67%	1.62%	1.65%	1.64%	1.64%
Expenses net of all reductions	1.61%K	1.67%	1.60%	1.65%	1.60%	1.57%
Net investment income (loss)	(1.38)%B,K	.40%	.92%C	.35%	.65%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$6,098	$5,644	$6,409	$6,305	$5,965	$4,349
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.47) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.82	$28.68	$33.56	$34.99	$28.07	$26.86
Income from Investment Operations
Net investment income (loss)A	(.22)B	–C	.15D	(.02)	.06	.16
Net realized and unrealized gain (loss)	2.92	(.21)	(.80)	1.97E	6.97	1.39
Total from investment operations	2.70	(.21)	(.65)	1.95	7.03	1.55
Distributions from net investment income	–	(.06)	(.04)	(.08)	(.12)	–
Distributions from net realized gain	(.02)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.02)	(3.65)	(4.28)	(3.39)	(.12)	(.34)
Redemption fees added to paid in capitalA	–C	–C	.05	.01	.01	–C
Net asset value, end of period	$27.50	$24.82	$28.68	$33.56	$34.99	$28.07
Total ReturnF,G,H	10.88%	(.88)%	(2.21)%	5.71%E	25.14%	5.88%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.05%K	2.07%	2.05%	2.07%	2.10%	2.11%
Expenses net of fee waivers, if any	2.05%K	2.07%	2.05%	2.07%	2.10%	2.11%
Expenses net of all reductions	2.00%K	2.06%	2.02%	2.07%	2.07%	2.04%
Net investment income (loss)	(1.77)%B,K	.01%	.49%D	(.07)%	.19%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$9,490	$11,218	$14,355	$10,445	$6,957	$4,515
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.86) %.

 C Amount represents less than $.005 per share.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 E Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.78	$29.66	$34.51	$35.83	$28.73	$27.49
Income from Investment Operations
Net investment income (loss)A	(.09)B	.26	.51C	.33	.41	.45
Net realized and unrealized gain (loss)	3.00	(.21)	(.84)	2.03D	7.11	1.42
Total from investment operations	2.91	.05	(.33)	2.36	7.52	1.87
Distributions from net investment income	(.27)	(.35)	(.33)	(.38)	(.43)	(.29)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.32)	(3.93)E	(4.57)	(3.69)	(.43)	(.63)
Redemption fees added to paid in capitalA	–F	–F	.05	.01	.01	–F
Net asset value, end of period	$28.37	$25.78	$29.66	$34.51	$35.83	$28.73
Total ReturnG,H	11.47%	.15%	(1.14)%	6.83%D	26.51%	7.01%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	1.02%	.99%	1.01%	1.02%	1.04%
Expenses net of fee waivers, if any	1.01%K	1.02%	.98%	1.01%	1.02%	1.04%
Expenses net of all reductions	.96%K	1.01%	.96%	1.01%	.98%	.98%
Net investment income (loss)	(.73)%B,K	1.06%	1.55%C	.99%	1.27%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$1,017,915	$1,004,985	$1,262,274	$1,352,761	$1,425,828	$1,265,488
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 E Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$25.62	$29.51	$34.39	$35.75	$28.68	$27.46
Income from Investment Operations
Net investment income (loss)A	(.09)B	.26	.51C	.34	.42	.45
Net realized and unrealized gain (loss)	2.98	(.20)	(.84)	2.02D	7.10	1.42
Total from investment operations	2.89	.06	(.33)	2.36	7.52	1.87
Distributions from net investment income	(.28)	(.36)	(.36)	(.43)	(.46)	(.31)
Distributions from net realized gain	(.05)	(3.59)	(4.24)	(3.31)	–	(.34)
Total distributions	(.33)	(3.95)	(4.60)	(3.73)E	(.46)	(.65)
Redemption fees added to paid in capitalA	–F	–F	.05	.01	.01	–F
Net asset value, end of period	$28.18	$25.62	$29.51	$34.39	$35.75	$28.68
Total ReturnG,H	11.47%	.16%	(1.14)%	6.87%D	26.58%	7.02%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	1.00%	.97%	.98%	.97%	1.04%
Expenses net of fee waivers, if any	1.01%K	1.00%	.97%	.98%	.97%	1.04%
Expenses net of all reductions	.95%K	.99%	.95%	.98%	.93%	.98%
Net investment income (loss)	(.72)%B,K	1.07%	1.57%C	1.01%	1.32%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$19,586	$19,334	$26,961	$19,404	$10,206	$1,958
Portfolio turnover rateL	82%K	70%	151%	87%	92%	107%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.82) %.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Amount includes a reimbursement from the adviser for an operations error which amounted to $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 E Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, China Region and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$13,281,645	Market comparable	Enterprise value/Gross profit multiple (EV/GP)	12.5	Increase
			Discount rate	2.3%	Decrease
			Discount for lack of marketability	15.0%	Decrease
		Market approach	Transaction price	$0.57	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryfowards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$209,666,123
Gross unrealized depreciation	(34,744,290)
Net unrealized appreciation (depreciation) on securities	$174,921,833
Tax cost	$903,080,349

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(180,168,755)
Long-term	(33,286,830)
Total capital loss carryforward	$(213,455,585)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $407,613,724 and $459,637,020, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,646	$36
Class M	.25%	.25%	14,058	283
Class C	.75%	.25%	47,896	4,066
			$88,600	$4,385

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,736
Class M	1,270
Class C(a)	1,354
$6,360

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,877.27
Class M	10,187.36
Class C	11,957.25
China Region	988,218.21
Class I	19,648.20
	$1,058,887

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,213,000.71%		$5,088

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,712 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $4,033,333. The weighted average interest rate was 1.11%. The interest expense amounted to $374 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $261,477 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,352.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$157,254	$297,014
Class M	24,256	28,522
Class C	–	29,301
China Region	10,241,399	14,431,516
Class I	$212,309	$317,144
Total	$10,635,218	$15,103,497
From net realized gain
Class A	$43,202	$3,946,989
Class M	10,926	763,704
Class B	–	93,006
Class C	7,384	1,752,229
China Region	1,889,558	150,087,760
Class I	37,777	3,187,427
Total	$1,988,847	$159,831,115

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	110,593	240,368	$2,907,714	$5,824,186
Reinvestment of distributions	7,951	162,605	195,750	4,157,811
Shares redeemed	(220,425)	(618,365)	(5,603,531)	(14,282,494)
Net increase (decrease)	(101,881)	(215,392)	$(2,500,067)	$(4,300,497)
Class M
Shares sold	23,659	43,307	$599,639	$1,037,492
Reinvestment of distributions	1,419	30,599	34,859	781,504
Shares redeemed	(29,803)	(70,825)	(753,758)	(1,686,295)
Net increase (decrease)	(4,725)	3,081	$(119,260)	$132,701
Class B
Shares sold	–	30	$–	$648
Reinvestment of distributions	–	3,443	–	87,630
Shares redeemed	–	(31,204)	–	(704,876)
Net increase (decrease)	–	(27,731)	$–	$(616,598)
Class C
Shares sold	35,440	98,283	$901,963	$2,387,271
Reinvestment of distributions	254	55,713	6,148	1,398,404
Shares redeemed	(142,611)	(202,505)	(3,523,893)	(4,847,372)
Net increase (decrease)	(106,917)	(48,509)	$(2,615,782)	$(1,061,697)
China Region
Shares sold	2,408,244	3,781,033	$63,571,325	$92,584,217
Reinvestment of distributions	469,803	6,142,435	11,674,597	158,659,097
Shares redeemed	(5,980,331)	(13,494,506)	(151,379,293)	(325,219,240)
Net increase (decrease)	(3,102,284)	(3,571,038)	$(76,133,371)	$(73,975,926)
Class I
Shares sold	209,292	405,852	$5,379,622	$10,200,502
Reinvestment of distributions	8,728	99,936	215,492	2,565,348
Shares redeemed	(277,604)	(664,751)	(7,200,315)	(16,263,698)
Net increase (decrease)	(59,584)	(158,963)	$(1,605,201)	$(3,497,848)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Cayman Islands	17.2%
India	15.4%
China	13.9%
Taiwan	13.5%
Korea (South)	12.8%
Hong Kong	8.8%
Bermuda	3.9%
Indonesia	3.6%
United States of America*	3.4%
Other	7.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Cayman Islands	15.5%
Taiwan	15.0%
India	14.6%
Hong Kong	11.6%
Korea (South)	11.3%
China	9.9%
United States of America*	5.6%
Indonesia	3.8%
Bermuda	3.8%
Other	8.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	95.3
Bonds	0.0	0.1
Short-Term Investments and Net Other Assets (Liabilities)	2.8	4.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	6.2	5.1
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	6.2	5.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.6	5.4
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.2	3.9
AIA Group Ltd. (Hong Kong, Insurance)	2.8	2.7
China Construction Bank Corp. (H Shares) (China, Banks)	2.2	2.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.9	1.9
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.7	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.6	1.3
PT Bank Central Asia Tbk (Indonesia, Banks)	1.3	1.1
	33.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	31.1	26.2
Financials	17.5	17.6
Consumer Discretionary	9.1	9.4
Health Care	7.1	4.8
Industrials	7.1	5.4
Consumer Staples	6.9	6.8
Real Estate	4.6	5.0
Utilities	4.3	5.9
Energy	4.1	5.0
Telecommunication Services	2.9	5.9

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Asia Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.6%
Beacon Lighting Group Ltd.	438,521	$591,056
SpeedCast International Ltd.	892,904	2,547,391
Woodside Petroleum Ltd.	102,898	2,479,470

TOTAL AUSTRALIA		5,617,917

Bermuda - 3.9%
Brilliance China Automotive Holdings Ltd.	2,752,000	4,613,585
Cheung Kong Infrastructure Holdings Ltd.	1,077,000	9,436,134
Hongkong Land Holdings Ltd.	1,058,500	8,161,035
Man Wah Holdings Ltd.	6,192,800	5,135,223
PAX Global Technology Ltd.	1,980,000	1,226,944
Tai Cheung Holdings Ltd.	2,870,000	2,700,881
Vtech Holdings Ltd.	447,800	5,673,528

TOTAL BERMUDA		36,947,330

Cayman Islands - 17.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	351,600	40,609,800
China State Construction International Holdings Ltd.	3,758,000	6,821,879
Cogobuy Group (a)	1,181,000	1,700,515
Ctrip.com International Ltd. ADR (a)	184,900	9,339,299
Haitian International Holdings Ltd.	1,227,000	3,006,630
International Housewares Retail Co. Ltd.	11,015,000	2,492,354
JD.com, Inc. sponsored ADR (a)	302,200	10,598,154
Lee's Pharmaceutical Holdings Ltd.	3,187,500	3,163,589
Longfor Properties Co. Ltd.	3,621,500	6,276,115
NetEase, Inc. ADR	32,100	8,519,019
Silergy Corp.	257,000	4,642,888
SITC International Holdings Co. Ltd.	5,435,000	3,891,950
Tencent Holdings Ltd.	1,882,400	58,981,877
Value Partners Group Ltd.	3,607,000	3,338,806
Xingda International Holdings Ltd.	114,000	45,727
Xinyi Glass Holdings Ltd.	1,748,000	1,550,612

TOTAL CAYMAN ISLANDS		164,979,214

China - 13.9%
BBMG Corp. (H Shares)	6,279,000	3,366,193
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	6,062,000	1,839,249
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	4,328,000	2,637,413
China Construction Bank Corp. (H Shares)	25,449,000	20,677,609
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,107,000	7,787,802
China Telecom Corp. Ltd. (H Shares)	11,750,000	5,740,292
Gree Electric Appliances, Inc. of Zhuhai Class A	2,014,600	9,644,129
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,810,800	9,606,289
Huaneng Renewables Corp. Ltd. (H Shares)	8,644,000	3,022,708
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,740,800	4,611,157
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,557,251	12,115,090
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	660,536	7,665,610
Kweichow Moutai Co. Ltd. (A Shares)	197,575	11,850,774
PICC Property & Casualty Co. Ltd. (H Shares)	3,075,120	4,949,700
Shanghai International Airport Co. Ltd. (A Shares)	1,174,100	5,833,455
Shenzhen Expressway Co. (H Shares)	3,940,000	3,591,327
Weifu High-Technology Co. Ltd. (B Shares)	1,333,439	3,240,018
Yunnan Baiyao Group Co. Ltd.	751,791	9,324,455
Zhengzhou Yutong Bus Co. Ltd.	1,912,399	5,587,251

TOTAL CHINA		133,090,521

Hong Kong - 8.8%
AIA Group Ltd.	3,894,800	26,963,942
China Resources Beer Holdings Co. Ltd.	2,412,666	5,806,515
CNOOC Ltd. sponsored ADR (b)	46,700	5,424,205
CSPC Pharmaceutical Group Ltd.	6,956,000	9,658,192
Dah Sing Financial Holdings Ltd.	557,600	4,229,483
Hysan Development Co. Ltd.	1,065,000	5,024,909
Power Assets Holdings Ltd.	1,213,000	10,916,197
Sino Land Ltd.	2,958,000	5,012,174
Techtronic Industries Co. Ltd.	2,615,500	11,230,878

TOTAL HONG KONG		84,266,495

India - 15.4%
Adani Ports & Special Economic Zone Ltd. (a)	729,813	3,720,014
Amara Raja Batteries Ltd. (a)	322,466	4,464,567
Asian Paints Ltd.	457,783	7,978,270
Axis Bank Ltd.	1,146,726	9,090,510
Bajaj Corp. Ltd.	511,162	3,125,888
Bharat Petroleum Corp. Ltd.	447,639	5,008,000
Bharti Infratel Ltd.	984,765	5,433,133
CCL Products (India) Ltd. (a)	310,552	1,651,302
Gujarat Gas Ltd. (a)	389,109	5,112,162
Havells India Ltd. (a)	891,782	6,712,293
HCL Technologies Ltd.	321,191	4,067,220
HDFC Bank Ltd.	475,065	11,597,228
Housing Development Finance Corp. Ltd.	682,823	16,326,044
Indian Oil Corp. Ltd.	508,321	3,479,338
Indraprastha Gas Ltd.	402,064	6,614,763
Petronet LNG Ltd.	1,155,068	7,613,316
Power Grid Corp. of India Ltd.	1,356,066	4,387,334
Redington India Ltd.	533,540	1,035,710
Reliance Industries Ltd.	690,823	14,992,009
Sterlite Optical Technologies Ltd. (a)	1,400,909	3,202,109
Sun Pharmaceutical Industries Ltd.	955,617	9,542,049
Torrent Pharmaceuticals Ltd. (a)	164,827	3,637,398
UPL Ltd. (a)	296,415	3,716,829
Vakrangee Ltd. (a)	566,046	3,012,485
VST Industries Ltd. (a)	31,444	1,490,888

TOTAL INDIA		147,010,859

Indonesia - 3.6%
PT Bank Central Asia Tbk	9,294,500	12,377,326
PT Bank Rakyat Indonesia Tbk	10,915,900	10,564,567
PT Gudang Garam Tbk	1,257,000	6,261,895
PT Indofood Sukses Makmur Tbk	7,887,900	4,956,198

TOTAL INDONESIA		34,159,986

Israel - 0.5%
Sarine Technologies Ltd.	3,165,100	4,349,563
Japan - 0.9%
KDDI Corp.	139,900	3,709,319
Olympus Corp.	137,200	5,280,000

TOTAL JAPAN		8,989,319

Korea (South) - 12.8%
BGFretail Co. Ltd.	65,901	6,343,319
Coway Co. Ltd.	48,530	4,287,329
Hyundai Fire & Marine Insurance Co. Ltd.	138,187	4,458,037
Hyundai Motor Co.	37,030	4,687,342
KB Financial Group, Inc.	151,171	6,646,842
KEPCO Plant Service & Engineering Co. Ltd.	93,493	4,717,386
Korea Petro Chemical Industries Co. Ltd. (a)	9,528	1,980,812
Korea Zinc Co. Ltd.	11,200	4,189,170
LG Household & Health Care Ltd.	8,807	6,704,344
Loen Entertainment, Inc.	80,026	6,183,444
LS Industrial Systems Ltd.	70,383	3,142,982
Medy-Tox, Inc.	11,371	4,999,802
Osstem Implant Co. Ltd. (a)	99,210	4,604,684
Samsung Electronics Co. Ltd.	30,188	59,203,084

TOTAL KOREA (SOUTH)		122,148,577

Malaysia - 0.1%
Bursa Malaysia Bhd	408,400	965,258
Multi-National - 1.0%
HKT Trust/HKT Ltd. unit	7,360,300	9,415,234
Philippines - 1.0%
Ayala Land, Inc.	5,931,600	4,175,059
Robinsons Land Corp.	5,896,700	3,015,869
Security Bank Corp.	467,698	1,988,240

TOTAL PHILIPPINES		9,179,168

Singapore - 1.0%
UOL Group Ltd.	1,075,700	5,574,253
Wing Tai Holdings Ltd.	3,018,300	4,083,017

TOTAL SINGAPORE		9,657,270

Taiwan - 13.5%
Advanced Semiconductor Engineering, Inc.	4,986,013	6,238,160
CTCI Corp.	2,238,000	3,909,817
E.SUN Financial Holdings Co. Ltd.	10,114,343	6,107,493
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)	605,794	65,143
ECLAT Textile Co. Ltd.	311,000	3,400,903
Fubon Financial Holding Co. Ltd.	4,389,000	6,868,931
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,438,460	17,778,508
Largan Precision Co. Ltd.	58,000	9,624,127
Micro-Star International Co. Ltd.	2,058,000	4,119,677
Nien Made Enterprise Co. Ltd.	676,000	6,833,140
PChome Online, Inc.	312,963	2,671,623
Taiwan Semiconductor Manufacturing Co. Ltd.	8,364,192	53,788,539
Vanguard International Semiconductor Corp.	1,699,000	3,238,011
Voltronic Power Technology Corp.	304,000	4,330,212

TOTAL TAIWAN		128,974,284

Thailand - 2.4%
Bangkok Bank PCL (For. Reg.)	878,900	4,750,124
Delta Electronics PCL (For. Reg.)	454,500	1,208,497
Kasikornbank PCL (For. Reg.)	1,669,200	8,924,913
PTT Global Chemical PCL (For. Reg.)	1,577,200	3,418,786
Thai Beverage PCL	7,650,300	5,064,973

TOTAL THAILAND		23,367,293

United States of America - 0.6%
China Biologic Products, Inc. (a)	50,800	5,994,400
TOTAL COMMON STOCKS
(Cost $762,990,196)		929,112,688

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.85% (c)	26,834,378	26,839,745
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	959,307	959,402
TOTAL MONEY MARKET FUNDS
(Cost $27,799,465)		27,799,147
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $790,789,661)		956,911,835
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(598,653)
NET ASSETS - 100%		$956,313,182

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,254
Fidelity Securities Lending Cash Central Fund	3,772
Total	$63,026

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,573,708	$85,573,708	$--	$--
Consumer Staples	65,532,863	65,532,863	--	--
Energy	38,996,338	38,996,338	--	--
Financials	168,677,998	150,368,785	18,309,213	--
Health Care	68,319,659	68,319,659	--	--
Industrials	66,716,739	66,716,739	--	--
Information Technology	298,448,095	179,439,519	119,008,576	--
Materials	24,650,060	24,650,060	--	--
Real Estate	44,023,312	44,023,312	--	--
Telecommunication Services	26,845,369	23,136,050	3,709,319	--
Utilities	41,328,547	41,328,547	--	--
Money Market Funds	27,799,147	27,799,147	--	--
Total Investments in Securities:	$956,911,835	$815,884,727	$141,027,108	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $952,430) — See accompanying schedule: Unaffiliated issuers (cost $762,990,196)	$929,112,688
Fidelity Central Funds (cost $27,799,465)	27,799,147
Total Investments (cost $790,789,661)		$956,911,835
Foreign currency held at value (cost $419,054)		419,051
Receivable for investments sold		1,747,714
Receivable for fund shares sold		1,192,757
Dividends receivable		717,767
Distributions receivable from Fidelity Central Funds		18,608
Prepaid expenses		586
Other receivables		552,995
Total assets		961,561,313
Liabilities
Payable for investments purchased	$1,207,192
Payable for fund shares redeemed	827,505
Accrued management fee	662,827
Other affiliated payables	182,384
Other payables and accrued expenses	1,408,823
Collateral on securities loaned	959,400
Total liabilities		5,248,131
Net Assets		$956,313,182
Net Assets consist of:
Paid in capital		$945,479,226
Undistributed net investment income		642,003
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(154,450,041)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		164,641,994
Net Assets, for 26,113,015 shares outstanding		$956,313,182
Net Asset Value, offering price and redemption price per share ($956,313,182 ÷ 26,113,015 shares)		$36.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$6,156,108
Interest		109
Income from Fidelity Central Funds		63,026
Income before foreign taxes withheld		6,219,243
Less foreign taxes withheld		(529,088)
Total income		5,690,155
Expenses
Management fee
Basic fee	$3,094,759
Performance adjustment	446,418
Transfer agent fees	865,902
Accounting and security lending fees	210,294
Custodian fees and expenses	256,785
Independent trustees' fees and expenses	1,829
Registration fees	20,450
Audit	47,968
Legal	1,417
Miscellaneous	3,533
Total expenses before reductions	4,949,355
Expense reductions	(271,423)	4,677,932
Net investment income (loss)		1,012,223
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,457,653)
Fidelity Central Funds	(2,176)
Foreign currency transactions	67,975
Total net realized gain (loss)		(5,391,854)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $924,615)	97,821,769
Assets and liabilities in foreign currencies	18,105
Total change in net unrealized appreciation (depreciation)		97,839,874
Net gain (loss)		92,448,020
Net increase (decrease) in net assets resulting from operations		$93,460,243

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,012,223	$11,443,160
Net realized gain (loss)	(5,391,854)	(42,125,134)
Change in net unrealized appreciation (depreciation)	97,839,874	88,111,910
Net increase (decrease) in net assets resulting from operations	93,460,243	57,429,936
Distributions to shareholders from net investment income	(9,244,715)	(4,222,099)
Distributions to shareholders from net realized gain	(1,418,067)	–
Total distributions	(10,662,782)	(4,222,099)
Share transactions
Proceeds from sales of shares	38,955,638	45,716,202
Reinvestment of distributions	9,644,724	3,878,736
Cost of shares redeemed	(97,377,467)	(188,738,895)
Net increase (decrease) in net assets resulting from share transactions	(48,777,105)	(139,143,957)
Redemption fees	27,463	23,028
Total increase (decrease) in net assets	34,047,819	(85,913,092)
Net Assets
Beginning of period	922,265,363	1,008,178,455
End of period	$956,313,182	$922,265,363
Other Information
Undistributed net investment income end of period	$642,003	$8,874,495
Shares
Sold	1,155,412	1,462,017
Issued in reinvestment of distributions	301,021	126,673
Redeemed	(2,977,732)	(6,266,447)
Net increase (decrease)	(1,521,299)	(4,677,757)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$33.37	$31.20	$33.03	$30.91	$28.57	$27.32
Income from Investment Operations
Net investment income (loss)A	.04	.39	.42	.43	.39	.46
Net realized and unrealized gain (loss)	3.60	1.91	(1.96)	2.08	2.49	1.30
Total from investment operations	3.64	2.30	(1.54)	2.51	2.88	1.76
Distributions from net investment income	(.34)	(.13)	(.29)	(.39)	(.46)	(.51)
Distributions from net realized gain	(.05)	–	–	–	(.08)	–
Total distributions	(.39)	(.13)	(.29)	(.39)	(.54)	(.51)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$36.62	$33.37	$31.20	$33.03	$30.91	$28.57
Total ReturnC,D	11.08%	7.42%	(4.69)%	8.21%	10.19%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.11%G	1.16%	1.09%	1.04%	1.08%	.94%
Expenses net of fee waivers, if any	1.11%G	1.16%	1.09%	1.04%	1.08%	.94%
Expenses net of all reductions	1.05%G	1.16%	1.09%	1.04%	1.05%	.91%
Net investment income (loss)	.23%G	1.25%	1.26%	1.36%	1.31%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$956,313	$922,265	$1,008,178	$1,111,277	$1,172,348	$1,325,208
Portfolio turnover rateH	37%G	77%	68%	90%	97%	94%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$192,020,945
Gross unrealized depreciation	(26,074,941)
Net unrealized appreciation (depreciation) on securities	$165,946,004
Tax cost	$790,965,831

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(104,856,402)
No expiration
Short-term	(16,191,445)
Long-term	(27,676,954)
Total no expiration	(43,868,399)
Total capital loss carryforward	$(148,724,801)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $161,063,454 and $199,521,905, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $271 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,505 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $267,380 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $182.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,861.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
India	11.6%
Cayman Islands	10.9%
United States of America*	9.7%
Brazil	9.7%
Korea (South)	8.1%
South Africa	6.9%
Mexico	6.4%
Taiwan	5.4%
China	5.3%
Other	26.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Cayman Islands	13.4%
India	11.5%
United States of America*	10.6%
Brazil	8.9%
Korea (South)	7.8%
South Africa	7.5%
Mexico	7.3%
Taiwan	6.0%
Indonesia	3.6%
Other	23.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	99.2
Short-Term Investments and Net Other Assets (Liabilities)	2.0	0.8

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.4	3.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.5	4.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.0	4.2
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	3.4	3.2
Naspers Ltd. Class N (South Africa, Media)	2.3	2.4
Itau Unibanco Holding SA (Brazil, Banks)	1.4	1.5
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.4	1.3
Sberbank of Russia (Russia, Banks)	1.2	1.0
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.1	0.0
Ambev SA sponsored ADR (Brazil, Beverages)	1.0	1.2
	25.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	26.2
Financials	16.3	16.8
Consumer Discretionary	12.8	13.5
Consumer Staples	12.1	16.0
Materials	9.6	4.6
Industrials	7.5	8.2
Health Care	5.8	7.6
Energy	2.4	1.4
Utilities	1.6	2.7
Telecommunication Services	1.2	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Emerging Markets Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 0.5%
Amcor Ltd.	1,683,018	$19,798,431
Belgium - 0.5%
Anheuser-Busch InBev SA NV	180,800	20,388,883
Bermuda - 0.7%
Credicorp Ltd. (United States)	188,532	28,969,827
Brazil - 6.5%
BB Seguridade Participacoes SA	2,758,820	25,979,783
Cielo SA	3,476,744	26,398,302
Drogasil SA (a)	1,198,400	25,466,543
Equatorial Energia SA	1,209,300	21,903,454
Kroton Educacional SA	5,528,160	26,038,025
Qualicorp SA	3,265,400	23,250,434
Smiles SA	984,800	21,420,769
Ultrapar Participacoes SA	1,152,100	25,560,682
Vale SA sponsored ADR	4,590,900	39,389,922
Weg SA (a)	4,196,290	23,400,492

TOTAL BRAZIL		258,808,406

Cayman Islands - 10.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,167,400	134,834,700
Ctrip.com International Ltd. ADR (a)	699,100	35,311,541
NetEase, Inc. ADR	141,600	37,579,224
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	427,400	27,584,396
Shenzhou International Group Holdings Ltd.	3,407,000	22,426,144
Tencent Holdings Ltd.	5,716,800	179,126,432

TOTAL CAYMAN ISLANDS		436,862,437

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	645,500	22,947,525
China - 5.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	4,815,167	23,050,774
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,459,800	23,659,228
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	6,940,808	18,385,313
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	2,678,268	20,836,369
Kweichow Moutai Co. Ltd. (A Shares)	353,998	21,233,204
Midea Group Co. Ltd. Class A	4,120,700	20,120,804
Shanghai International Airport Co. Ltd. (A Shares)	4,524,900	22,481,733
Sinopharm Group Co. Ltd. (H Shares)	5,007,600	22,468,164
Wuliangye Yibin Co. Ltd. Class A	3,265,100	21,551,034
Yunnan Baiyao Group Co. Ltd.	1,572,897	19,508,623

TOTAL CHINA		213,295,246

France - 1.0%
Dassault Systemes SA	226,762	20,237,681
LVMH Moet Hennessy - Louis Vuitton SA	82,339	20,326,939

TOTAL FRANCE		40,564,620

Germany - 0.5%
Symrise AG	296,000	20,722,756
Greece - 0.5%
Titan Cement Co. SA (Reg.)	814,400	21,282,151
Hong Kong - 2.3%
AIA Group Ltd.	3,148,200	21,795,184
CSPC Pharmaceutical Group Ltd.	17,990,000	24,978,562
Guangdong Investment Ltd.	16,109,000	24,934,898
Techtronic Industries Co. Ltd.	4,695,000	20,160,188

TOTAL HONG KONG		91,868,832

India - 11.0%
Adani Ports & Special Economic Zone Ltd. (a)	4,577,285	23,331,409
Amara Raja Batteries Ltd. (a)	1,493,643	20,679,602
Asian Paints Ltd.	1,414,085	24,644,759
Eicher Motors Ltd.	58,476	23,710,567
Godrej Consumer Products Ltd.	922,442	25,005,941
HDFC Bank Ltd.	1,067,970	26,071,151
Hero Motocorp Ltd.	406,199	20,967,678
Hindustan Zinc Ltd.	4,532,075	18,888,933
Housing Development Finance Corp. Ltd.	2,258,779	54,006,566
IndusInd Bank Ltd. (a)	1,048,802	23,572,351
ITC Ltd.	7,640,825	33,040,121
LIC Housing Finance Ltd.	2,595,838	27,008,182
Maruti Suzuki India Ltd.	292,978	29,734,601
Power Grid Corp. of India Ltd.	6,452,598	20,876,348
Reliance Industries Ltd.	2,043,154	44,339,842
Zee Entertainment Enterprises Ltd.	2,972,445	24,358,884

TOTAL INDIA		440,236,935

Indonesia - 2.5%
PT Bank Central Asia Tbk	26,084,900	34,736,813
PT Bank Rakyat Indonesia Tbk	30,827,200	29,835,012
PT Surya Citra Media Tbk	16,365,600	3,511,562
PT Telkomunikasi Indonesia Tbk Series B	90,143,200	29,737,029

TOTAL INDONESIA		97,820,416

Ireland - 0.5%
Accenture PLC Class A	166,400	20,184,320
Israel - 1.2%
Check Point Software Technologies Ltd. (a)	186,200	19,366,662
Elbit Systems Ltd. (Israel)	37,177	4,762,846
Frutarom Industries Ltd.	374,100	21,990,692

TOTAL ISRAEL		46,120,200

Kenya - 0.5%
Safaricom Ltd.	107,079,700	19,973,684
Korea (South) - 8.1%
BGFretail Co. Ltd.	207,950	20,016,284
Coway Co. Ltd.	283,638	25,057,682
LG Household & Health Care Ltd.	36,948	28,126,730
NAVER Corp.	51,873	36,478,903
Samsung Electronics Co. Ltd.	108,834	213,439,391

TOTAL KOREA (SOUTH)		323,118,990

Luxembourg - 0.6%
Eurofins Scientific SA	43,560	21,452,103
Mexico - 6.4%
CEMEX S.A.B. de CV sponsored ADR	3,425,500	31,583,110
Embotelladoras Arca S.A.B. de CV	3,439,700	25,373,960
Fomento Economico Mexicano S.A.B. de CV unit	3,791,767	34,122,429
Gruma S.A.B. de CV Series B	1,677,810	22,404,371
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	2,360,857	24,279,195
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	1,333,505	25,304,028
Grupo Aeroportuario Norte S.A.B. de CV	3,617,200	20,073,512
Grupo Cementos de Chihuahua S.A.B. de CV	4,216,400	19,998,797
Grupo Mexico SA de CV Series B	9,943,800	29,247,325
Promotora y Operadora de Infraestructura S.A.B. de CV	2,203,045	23,505,856

TOTAL MEXICO		255,892,583

Netherlands - 1.1%
ASML Holding NV (Netherlands)	144,500	19,100,957
Yandex NV Series A (a)	872,500	23,784,350

TOTAL NETHERLANDS		42,885,307

Philippines - 2.9%
Ayala Corp.	1,419,650	24,528,214
Ayala Land, Inc.	34,435,800	24,238,233
D&L Industries, Inc.	74,318,700	18,968,114
SM Investments Corp.	1,656,903	24,051,631
SM Prime Holdings, Inc.	40,026,600	23,783,789

TOTAL PHILIPPINES		115,569,981

Russia - 3.2%
Alrosa Co. Ltd. (a)	13,213,000	22,771,050
Magnit OJSC	182,544	28,140,547
NOVATEK OAO GDR (Reg. S)	238,100	28,857,720
Sberbank of Russia	16,836,460	48,902,476

TOTAL RUSSIA		128,671,793

South Africa - 6.9%
Aspen Pharmacare Holdings Ltd.	1,266,090	26,264,943
Bidcorp Ltd.	1,239,098	26,252,976
Capitec Bank Holdings Ltd.	413,200	23,577,329
Discovery Ltd.	2,264,085	22,668,381
FirstRand Ltd.	8,964,700	33,440,486
Mondi Ltd.	971,866	25,215,609
Naspers Ltd. Class N	495,612	94,241,372
Sanlam Ltd.	4,740,100	25,144,566

TOTAL SOUTH AFRICA		276,805,662

Spain - 0.5%
Amadeus IT Holding SA Class A	378,500	20,408,852
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	940,200	20,370,133
Switzerland - 0.6%
Sika AG	3,570	22,783,417
Taiwan - 5.4%
Advantech Co. Ltd.	2,710,000	21,878,702
Largan Precision Co. Ltd.	215,000	35,675,644
Taiwan Semiconductor Manufacturing Co. Ltd.	24,812,000	159,561,285

TOTAL TAIWAN		217,115,631

Thailand - 1.1%
Airports of Thailand PCL (For. Reg.)	20,182,400	23,478,081
Thai Beverage PCL	32,033,000	21,207,834

TOTAL THAILAND		44,685,915

Turkey - 0.5%
Tofas Turk Otomobil Fabrikasi A/S	2,469,930	20,569,132
United Arab Emirates - 0.6%
National Bank of Abu Dhabi PJSC (a)	7,810,734	23,391,798
United Kingdom - 3.1%
British American Tobacco PLC (United Kingdom)	311,400	21,039,233
InterContinental Hotel Group PLC	378,700	20,090,562
NMC Health PLC	859,200	22,112,048
Prudential PLC	970,914	21,548,332
Reckitt Benckiser Group PLC	219,000	20,178,123
Unilever PLC	381,300	19,617,249

TOTAL UNITED KINGDOM		124,585,547

United States of America - 7.7%
A.O. Smith Corp.	365,500	19,693,140
Alphabet, Inc. Class C (a)	23,245	21,059,040
Amazon.com, Inc. (a)	21,980	20,331,280
Amphenol Corp. Class A	269,400	19,480,314
China Biologic Products, Inc. (a)	189,078	22,311,204
Facebook, Inc. Class A (a)	146,000	21,936,500
MasterCard, Inc. Class A	173,400	20,169,888
Mettler-Toledo International, Inc. (a)	40,080	20,577,874
Moody's Corp.	183,700	21,735,384
MSCI, Inc.	201,200	20,184,384
Philip Morris International, Inc.	176,400	19,552,176
S&P Global, Inc.	157,000	21,067,830
Sherwin-Williams Co.	65,000	21,754,200
The Walt Disney Co.	166,300	19,224,280
Visa, Inc. Class A	220,200	20,086,644

TOTAL UNITED STATES OF AMERICA		309,164,138

TOTAL COMMON STOCKS
(Cost $2,814,368,845)		3,767,315,651

Preferred Stocks - 3.8%
Convertible Preferred Stocks - 0.6%
India - 0.6%
PC Jeweller Ltd. 13.00% (b)	169,426,966	26,192,687
Nonconvertible Preferred Stocks - 3.2%
Brazil - 3.2%
Ambev SA sponsored ADR	7,382,580	42,302,183
Itau Unibanco Holding SA	4,400,510	54,430,152
Itausa-Investimentos Itau SA (PN)	9,748,900	30,376,529
		127,108,864
TOTAL PREFERRED STOCKS
(Cost $133,133,926)		153,301,551

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.85% (c)	91,891,825	91,910,204
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	4,093	4,094
TOTAL MONEY MARKET FUNDS
(Cost $91,914,297)		91,914,298
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $3,039,417,068)		4,012,531,500
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(12,469,496)
NET ASSETS - 100%		$4,000,062,004

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,192,687 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$25,285,041

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,332
Fidelity Securities Lending Cash Central Fund	128,250
Total	$229,582

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$520,719,300	$379,958,302	$140,760,998	$--
Consumer Staples	493,405,134	412,181,646	81,223,488	--
Energy	98,758,244	98,758,244	--	--
Financials	642,970,730	546,448,771	96,521,959	--
Health Care	223,760,324	223,760,324	--	--
Industrials	299,122,225	299,122,225	--	--
Information Technology	1,094,447,019	755,759,302	338,687,717	--
Materials	381,986,791	381,986,791	--	--
Real Estate	48,022,022	48,022,022	--	--
Telecommunication Services	49,710,713	19,973,684	29,737,029	--
Utilities	67,714,700	67,714,700	--	--
Money Market Funds	91,914,298	91,914,298	--	--
Total Investments in Securities:	$4,012,531,500	$3,325,600,309	$686,931,191	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$103,316,862
Level 2 to Level 1	$18,242,515

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,947,502,771)	$3,920,617,203
Fidelity Central Funds (cost $91,914,297)	91,914,297
Total Investments (cost $3,039,417,068)		$4,012,531,500
Foreign currency held at value (cost $1,379,123)		1,379,123
Receivable for investments sold		12,821,590
Receivable for fund shares sold		5,752,296
Dividends receivable		5,774,355
Distributions receivable from Fidelity Central Funds		30,358
Prepaid expenses		2,343
Other receivables		4,725,762
Total assets		4,043,017,327
Liabilities
Payable to custodian bank	$2,229,090
Payable for investments purchased	32,097,417
Payable for fund shares redeemed	2,102,049
Accrued management fee	2,259,909
Other affiliated payables	672,473
Other payables and accrued expenses	3,594,385
Total liabilities		42,955,323
Net Assets		$4,000,062,004
Net Assets consist of:
Paid in capital		$3,488,719,822
Undistributed net investment income		8,638,278
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(469,853,254)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		972,557,158
Net Assets		$4,000,062,004
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($3,260,510,330 ÷ 123,448,382 shares)		$26.41
Class K:
Net Asset Value, offering price and redemption price per share ($739,551,674 ÷ 27,986,768 shares)		$26.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$34,173,788
Income from Fidelity Central Funds		229,582
Income before foreign taxes withheld		34,403,370
Less foreign taxes withheld		(2,900,981)
Total income		31,502,389
Expenses
Management fee	$12,696,117
Transfer agent fees	3,151,546
Accounting and security lending fees	754,994
Custodian fees and expenses	736,596
Independent trustees' fees and expenses	7,353
Registration fees	63,993
Audit	57,754
Legal	4,510
Interest	6,301
Miscellaneous	14,132
Total expenses before reductions	17,493,296
Expense reductions	(668,426)	16,824,870
Net investment income (loss)		14,677,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,774,673
Fidelity Central Funds	2,709
Foreign currency transactions	(822,580)
Total net realized gain (loss)		18,954,802
Change in net unrealized appreciation (depreciation) on: Investment securities	322,263,434
Assets and liabilities in foreign currencies	123,006
Total change in net unrealized appreciation (depreciation)		322,386,440
Net gain (loss)		341,341,242
Net increase (decrease) in net assets resulting from operations		$356,018,761

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,677,519	$21,682,785
Net realized gain (loss)	18,954,802	(227,815,936)
Change in net unrealized appreciation (depreciation)	322,386,440	470,369,169
Net increase (decrease) in net assets resulting from operations	356,018,761	264,236,018
Distributions to shareholders from net investment income	(23,974,554)	(17,361,594)
Share transactions - net increase (decrease)	(5,386,378)	131,573,266
Redemption fees	171,864	1,810,193
Total increase (decrease) in net assets	326,829,693	380,257,883
Net Assets
Beginning of period	3,673,232,311	3,292,974,428
End of period	$4,000,062,004	$3,673,232,311
Other Information
Undistributed net investment income end of period	$8,638,278	$17,935,313

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.25	$22.55	$25.44	$24.43	$22.15	$22.23
Income from Investment Operations
Net investment income (loss)A	.09	.14	.19	.17	.20	.33
Net realized and unrealized gain (loss)	2.22	1.66	(2.91)	.86	2.38	(.11)
Total from investment operations	2.31	1.80	(2.72)	1.03	2.58	.22
Distributions from net investment income	(.15)	(.11)	(.14)	(.02)	(.30)	(.30)
Distributions from net realized gain	–	–	(.03)	–	–	–
Total distributions	(.15)	(.11)	(.17)	(.02)	(.30)	(.30)
Redemption fees added to paid in capitalA	–B	.01	–B	–B	–B	–B
Net asset value, end of period	$26.41	$24.25	$22.55	$25.44	$24.43	$22.15
Total ReturnC,D	9.63%	8.07%	(10.76)%	4.22%	11.78%	1.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.01%	1.05%	1.07%	1.08%	1.09%
Expenses net of fee waivers, if any	.99%G	1.01%	1.05%	1.07%	1.08%	1.09%
Expenses net of all reductions	.95%G	1.00%	1.03%	1.07%	1.03%	1.03%
Net investment income (loss)	.78%G	.61%	.78%	.71%	.85%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,260,510	$3,014,957	$2,738,934	$2,370,927	$2,241,338	$2,203,756
Portfolio turnover rateH	74%G	79%	107%	94%	119%	176%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.28	$22.58	$25.48	$24.42	$22.15	$22.23
Income from Investment Operations
Net investment income (loss)A	.11	.18	.24	.23	.25	.37
Net realized and unrealized gain (loss)	2.23	1.66	(2.92)	.86	2.38	(.10)
Total from investment operations	2.34	1.84	(2.68)	1.09	2.63	.27
Distributions from net investment income	(.19)	(.15)	(.20)	(.03)	(.36)	(.35)
Distributions from net realized gain	–	–	(.03)	–	–	–
Total distributions	(.19)	(.15)	(.22)B	(.03)	(.36)	(.35)
Redemption fees added to paid in capitalA	–C	.01	–C	–C	–C	–C
Net asset value, end of period	$26.43	$24.28	$22.58	$25.48	$24.42	$22.15
Total ReturnD,E	9.76%	8.27%	(10.60)%	4.47%	12.01%	1.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.83%H	.84%	.85%	.86%	.87%	.87%
Expenses net of fee waivers, if any	.83%H	.84%	.85%	.85%	.87%	.87%
Expenses net of all reductions	.80%H	.83%	.83%	.85%	.82%	.81%
Net investment income (loss)	.93%H	.78%	.98%	.92%	1.07%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$739,552	$658,276	$554,041	$623,430	$547,369	$607,919
Portfolio turnover rateI	74%H	79%	107%	94%	119%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$995,288,231
Gross unrealized depreciation	(32,853,324)
Net unrealized appreciation (depreciation) on securities	$962,434,907
Tax cost	$3,050,096,593

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,838,920)
No expiration
Short-term	(360,338,760)
Long-term	(85,169,192)
Total no expiration	(445,507,952)
Total capital loss carryforward	$(470,346,872)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,343,043,234 and $1,407,100,085, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$2,995,502.20
Class K	156,044.05
	$3,151,546

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,672 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$12,129,818.85%		$6,301

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,119 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $128,250, including $1,060 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $652,995 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,431.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Emerging Markets	$18,744,412	$13,660,209
Class K	5,230,142	3,701,385
Total	$23,974,554	$17,361,594

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Emerging Markets
Shares sold	16,265,862	40,381,882	$382,796,383	$879,217,354
Reinvestment of distributions	790,787	572,542	17,864,538	12,670,348
Shares redeemed	(17,959,036)	(38,074,038)	(425,830,637)	(819,023,837)
Net increase (decrease)	(902,387)	2,880,386	$(25,169,716)	$72,863,865
Class K
Shares sold	4,961,080	8,389,679	$117,341,002	$189,089,919
Reinvestment of distributions	231,437	167,256	5,230,142	3,701,385
Shares redeemed	(4,318,358)	(5,977,816)	(102,787,806)	(134,081,903)
Net increase (decrease)	874,159	2,579,119	$19,783,338	$58,709,401

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Germany	15.0%
Sweden	14.2%
United Kingdom	13.1%
France	10.4%
Netherlands	7.6%
Italy	7.3%
Spain	6.2%
Switzerland	6.0%
United States of America*	3.9%
Other	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United Kingdom	20.5%
Sweden	15.4%
Germany	14.2%
France	8.7%
Netherlands	8.3%
Switzerland	8.2%
Bailiwick of Jersey	4.6%
Bermuda	3.5%
Ireland	3.3%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.6
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.4

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	4.3	4.7
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.3	3.1
Prudential PLC (United Kingdom, Insurance)	3.1	2.2
Investor AB (B Shares) (Sweden, Diversified Financial Services)	2.8	2.3
Autoliv, Inc. (depositary receipt) (United States of America, Auto Components)	2.6	0.0
Vostok New Ventures Ltd. (depositary receipt) (Bermuda, Capital Markets)	2.6	2.7
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	2.4	0.0
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	2.2	2.2
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	2.2	3.8
LEG Immobilien AG (Germany, Real Estate Management & Development)	2.2	0.9
	27.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.4	22.2
Financials	18.6	21.1
Consumer Discretionary	17.0	12.7
Health Care	12.6	12.4
Information Technology	12.2	16.3
Consumer Staples	7.6	7.8
Materials	6.4	2.4
Real Estate	3.3	2.0
Utilities	1.6	1.2
Energy	0.0	1.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Europe Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 1.8%
Shire PLC	359,100	$21,172,099
Bermuda - 3.4%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	9,883,791
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,842,161	29,931,143

TOTAL BERMUDA		39,814,934

Denmark - 3.5%
Nets A/S (d)	918,000	16,697,631
Novozymes A/S Series B	380,100	16,421,411
Scandinavian Tobacco Group A/S	424,443	7,409,454

TOTAL DENMARK		40,528,496

Finland - 0.1%
Valmet Corp.	57,679	1,051,141
France - 10.4%
Capgemini SA	235,900	23,618,779
Havas SA	2,550,000	23,580,023
Rubis	188,400	19,143,306
Thales SA	224,000	23,551,189
The Vicat Group	158,300	11,261,808
Wendel SA	152,800	21,413,154

TOTAL FRANCE		122,568,259

Germany - 15.0%
Bertrandt AG (a)	85,700	8,949,753
Brenntag AG	155,000	9,191,731
CompuGroup Medical AG	243,325	11,980,437
CTS Eventim AG	624,196	24,045,961
Fresenius Medical Care AG & Co. KGaA	160,000	14,203,087
LEG Immobilien AG	299,746	25,748,840
MTU Aero Engines Holdings AG	124,800	17,897,112
SAP AG	501,109	50,194,109
Vonovia SE	370,800	13,424,030

TOTAL GERMANY		175,635,060

Ireland - 3.5%
DCC PLC (United Kingdom)	149,700	13,824,460
Ryanair Holdings PLC sponsored ADR (b)	152,467	14,016,291
United Drug PLC (United Kingdom)	1,416,741	13,707,173

TOTAL IRELAND		41,547,924

Italy - 6.2%
Banca Generali SpA	418,800	12,039,087
Buzzi Unicem SpA	490,500	12,609,519
Intesa Sanpaolo SpA	4,144,800	12,099,096
Prada SpA	3,455,400	16,214,506
UniCredit SpA	1,199,100	19,514,324

TOTAL ITALY		72,476,532

Luxembourg - 0.2%
B&M European Value Retail S.A.	551,621	2,407,729
Malta - 0.7%
Kambi Group PLC (a)(b)	764,217	7,851,574
Netherlands - 7.6%
CSM NV (exchangeable)	301,832	9,370,390
Intertrust NV	725,025	14,531,763
Koninklijke Philips Electronics NV	763,400	26,362,101
Koninklijke Wessanen NV (a)	799,800	11,948,812
Unilever NV (Certificaten Van Aandelen) (Bearer)	527,000	27,607,153

TOTAL NETHERLANDS		89,820,219

Norway - 3.1%
Orkla ASA (a)	1,410,200	12,769,980
Schibsted ASA (A Shares)	970,800	24,139,972

TOTAL NORWAY		36,909,952

Spain - 4.7%
Amadeus IT Holding SA Class A	296,300	15,976,600
CaixaBank SA	2,082,500	9,455,473
Grifols SA	497,800	13,369,261
Prosegur Cash SA	6,419,600	16,363,316

TOTAL SPAIN		55,164,650

Sweden - 14.2%
AF AB (B Shares) (a)	132,500	2,788,434
Dometic Group AB	2,921,200	21,767,265
Getinge AB (B Shares)	2,003,100	39,146,987
Indutrade AB	1,079,000	25,497,014
Investor AB (B Shares)	726,024	33,189,247
Nobia AB	636,200	6,583,014
Pandox AB	711,347	11,942,386
Svenska Cellulosa AB (SCA) (B Shares)	797,500	26,417,362

TOTAL SWEDEN		167,331,709

Switzerland - 6.0%
ABB Ltd. (Reg.)	850,440	20,839,407
EDAG Engineering Group AG	297,000	5,482,082
Panalpina Welttransport Holding AG (a)	151,670	20,075,316
Swatch Group AG (Bearer)	58,680	23,489,692

TOTAL SWITZERLAND		69,886,497

United Kingdom - 13.1%
British American Tobacco PLC (United Kingdom)	164,100	11,087,149
Bunzl PLC	377,758	11,781,674
Dechra Pharmaceuticals PLC	879,100	19,242,514
Diploma PLC	1,204,800	17,305,468
Essentra PLC	1,724,000	12,091,288
International Personal Finance PLC	4,916,572	10,220,550
Micro Focus International PLC	422,900	14,175,513
NCC Group Ltd. (a)	11,819,524	21,814,823
Prudential PLC	1,633,202	36,247,061

TOTAL UNITED KINGDOM		153,966,040

United States of America - 2.6%
Autoliv, Inc. (depositary receipt) (a)	300,900	30,116,158
TOTAL COMMON STOCKS
(Cost $1,008,804,438)		1,128,248,973

Nonconvertible Preferred Stocks - 2.6%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	13,143,977
Spain - 1.5%
Grifols SA Class B	848,950	18,120,696
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,516,306)		31,264,673

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.85% (e)	34,116,993	34,123,816
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	30,306,720	30,309,751
TOTAL MONEY MARKET FUNDS
(Cost $64,434,039)		64,433,567
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $1,096,754,783)		1,223,947,213
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(49,505,391)
NET ASSETS - 100%		$1,174,441,822

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,697,631 or 1.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,823
Fidelity Securities Lending Cash Central Fund	154,957
Total	$185,780

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$8,746,849	$--	$--	$--	$9,883,791
Total	$8,746,849	$--	$--	$--	$9,883,791

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,620,362	$197,620,362	$--	$--
Consumer Staples	89,830,456	51,136,154	38,694,302	--
Financials	217,765,696	159,964,066	57,801,630	--
Health Care	150,942,254	115,567,068	35,375,186	--
Industrials	227,662,854	180,461,346	47,201,508	--
Information Technology	142,477,455	68,664,567	73,812,888	--
Materials	74,898,393	74,898,393	--	--
Real Estate	39,172,870	39,172,870	--	--
Utilities	19,143,306	19,143,306	--	--
Money Market Funds	64,433,567	64,433,567	--	--
Total Investments in Securities:	$1,223,947,213	$971,061,699	$252,885,514	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$18,651,374
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,471,055) — See accompanying schedule: Unaffiliated issuers (cost $1,025,508,726)	$1,149,629,855
Fidelity Central Funds (cost $64,434,039)	64,433,567
Other affiliated issuers (cost $6,812,018)	9,883,791
Total Investments (cost $1,096,754,783)		$1,223,947,213
Foreign currency held at value (cost $92,292)		92,298
Receivable for investments sold		15,131,733
Receivable for fund shares sold		2,760,119
Dividends receivable		4,500,931
Interest receivable		198,554
Distributions receivable from Fidelity Central Funds		92,119
Prepaid expenses		765
Other receivables		269,758
Total assets		1,246,993,490
Liabilities
Payable for investments purchased	$25,010,230
Payable for fund shares redeemed	16,241,574
Accrued management fee	704,228
Distribution and service plan fees payable	13,096
Other affiliated payables	220,251
Other payables and accrued expenses	54,792
Collateral on securities loaned	30,307,497
Total liabilities		72,551,668
Net Assets		$1,174,441,822
Net Assets consist of:
Paid in capital		$1,295,034,400
Undistributed net investment income		3,947,009
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(251,671,319)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,131,732
Net Assets		$1,174,441,822
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,041,580 ÷ 423,791 shares)		$37.85
Maximum offering price per share (100/94.25 of $37.85)		$40.16
Class M:
Net Asset Value and redemption price per share ($7,276,678 ÷ 191,959 shares)		$37.91
Maximum offering price per share (100/96.50 of $37.91)		$39.28
Class C:
Net Asset Value and offering price per share ($8,806,571 ÷ 233,509 shares)(a)		$37.71
Europe:
Net Asset Value, offering price and redemption price per share ($1,136,055,763 ÷ 30,021,383 shares)		$37.84
Class I:
Net Asset Value, offering price and redemption price per share ($6,261,230 ÷ 165,473 shares)		$37.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$9,848,230
Income from Fidelity Central Funds		185,780
Income before foreign taxes withheld		10,034,010
Less foreign taxes withheld		(919,231)
Total income		9,114,779
Expenses
Management fee
Basic fee	$3,772,806
Performance adjustment	57,143
Transfer agent fees	1,046,732
Distribution and service plan fees	78,809
Accounting and security lending fees	251,736
Custodian fees and expenses	57,797
Independent trustees' fees and expenses	2,202
Registration fees	68,257
Audit	47,320
Legal	3,145
Interest	2,747
Miscellaneous	4,515
Total expenses before reductions	5,393,209
Expense reductions	(436,283)	4,956,926
Net investment income (loss)		4,157,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,144,735)
Fidelity Central Funds	144
Foreign currency transactions	(228,800)
Total net realized gain (loss)		(32,373,391)
Change in net unrealized appreciation (depreciation) on: Investment securities	155,051,748
Assets and liabilities in foreign currencies	76,961
Total change in net unrealized appreciation (depreciation)		155,128,709
Net gain (loss)		122,755,318
Net increase (decrease) in net assets resulting from operations		$126,913,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,157,853	$11,518,138
Net realized gain (loss)	(32,373,391)	(10,272,498)
Change in net unrealized appreciation (depreciation)	155,128,709	(89,926,922)
Net increase (decrease) in net assets resulting from operations	126,913,171	(88,681,282)
Distributions to shareholders from net investment income	(11,727,745)	(15,981,681)
Distributions to shareholders from net realized gain	(3,911,424)	(5,885,187)
Total distributions	(15,639,169)	(21,866,868)
Share transactions - net increase (decrease)	(41,914,148)	(219,773,724)
Redemption fees	405	22,478
Total increase (decrease) in net assets	69,360,259	(330,299,396)
Net Assets
Beginning of period	1,105,081,563	1,435,380,959
End of period	$1,174,441,822	$1,105,081,563
Other Information
Undistributed net investment income end of period	$3,947,009	$11,516,901

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.17	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.08	.22	.37	.47
Net realized and unrealized gain (loss)	3.95	(2.67)	1.29	(3.68)
Total from investment operations	4.03	(2.45)	1.66	(3.21)
Distributions from net investment income	(.22)	(.29)	(.84)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.35)	(.44)	(.84)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$37.85	$34.17	$37.06	$36.24
Total ReturnD,E,F	11.95%	(6.69)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.39%	1.33%	1.35%I
Expenses net of fee waivers, if any	1.31%I	1.39%	1.33%	1.35%I
Expenses net of all reductions	1.23%I	1.38%	1.31%	1.35%I
Net investment income (loss)	.45%I	.62%	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,042	$17,267	$23,381	$23,633
Portfolio turnover rateJ	96%I	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.13	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.03	.11	.26	.40
Net realized and unrealized gain (loss)	3.97	(2.67)	1.29	(3.67)
Total from investment operations	4.00	(2.56)	1.55	(3.27)
Distributions from net investment income	(.09)	(.09)	(.79)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.22)	(.25)C	(.79)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.91	$34.13	$36.94	$36.18
Total ReturnE,F,G	11.80%	(6.99)%	4.33%	(8.29)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.70%	1.61%	1.62%J
Expenses net of fee waivers, if any	1.60%J	1.70%	1.61%	1.61%J
Expenses net of all reductions	1.52%J	1.68%	1.59%	1.61%J
Net investment income (loss)	.16%J	.31%	.70%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,277	$6,980	$9,632	$13,679
Portfolio turnover rateK	96%J	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$33.82	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.06)	(.06)	.07	.29
Net realized and unrealized gain (loss)	3.95	(2.65)	1.29	(3.67)
Total from investment operations	3.89	(2.71)	1.36	(3.38)
Distributions from net investment income	–	(.12)	(.62)	–
Distributions from net realized gain	–	(.15)	–	–
Total distributions	–	(.28)C	(.62)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.71	$33.82	$36.81	$36.07
Total ReturnE,F,G	11.50%	(7.43)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.09%J	2.18%	2.13%	2.10%J
Expenses net of fee waivers, if any	2.09%J	2.18%	2.13%	2.10%J
Expenses net of all reductions	2.01%J	2.17%	2.11%	2.10%J
Net investment income (loss)	(.32)%J	(.17)%	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,807	$9,007	$11,151	$6,818
Portfolio turnover rateK	96%J	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.26	$37.19	$36.32	$37.92	$30.15	$27.67
Income from Investment Operations
Net investment income (loss)A	.14	.33	.48	.94B	.61	.64
Net realized and unrealized gain (loss)	3.95	(2.68)	1.30	(2.00)	7.87	2.45
Total from investment operations	4.09	(2.35)	1.78	(1.06)	8.48	3.09
Distributions from net investment income	(.38)	(.43)	(.91)	(.52)	(.70)	(.60)
Distributions from net realized gain	(.13)	(.15)	–	(.02)	(.01)	(.02)
Total distributions	(.51)	(.58)	(.91)	(.54)	(.71)	(.61)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$37.84	$34.26	$37.19	$36.32	$37.92	$30.15
Total ReturnE,F	12.15%	(6.42)%	4.97%	(2.82)%	28.71%	11.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.07%	1.03%	.97%	1.06%	.83%
Expenses net of fee waivers, if any	.98%I	1.07%	1.03%	.97%	1.05%	.83%
Expenses net of all reductions	.90%I	1.06%	1.01%	.96%	1.02%	.80%
Net investment income (loss)	.78%I	.94%	1.28%	2.43%B	1.82%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$1,136,056	$1,066,488	$1,384,134	$1,237,047	$957,048	$602,520
Portfolio turnover rateJ	96%I	62%	87%	80%K	59%	127%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.29	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.14	.35	.50	.56
Net realized and unrealized gain (loss)	3.94	(2.67)	1.30	(3.69)
Total from investment operations	4.08	(2.32)	1.80	(3.13)
Distributions from net investment income	(.41)	(.45)	(.91)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.53)C	(.60)	(.91)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.84	$34.29	$37.21	$36.32
Total ReturnE,F	12.14%	(6.33)%	5.02%	(7.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	1.01%	.98%	.97%I
Expenses net of fee waivers, if any	.97%I	1.01%	.98%	.97%I
Expenses net of all reductions	.89%I	1.00%	.96%	.96%I
Net investment income (loss)	.79%I	1.00%	1.33%	2.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,261	$5,340	$6,552	$5,666
Portfolio turnover rateJ	96%I	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.126 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Europe and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the/each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund Portfolio files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$169,361,273
Gross unrealized depreciation	(50,019,993)
Net unrealized appreciation (depreciation) on securities	$119,341,280
Tax cost	$1,104,605,933

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(199,044,876)
No expiration
Short-term	(11,846,683)
Total capital loss carryforward	$(210,891,559)

In addition, due to large redemptions in a prior period, $199,044,876 of capital losses will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $521,855,586 and $586,140,249, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$19,670	$896
Class M	.25%	.25%	17,015	–
Class C	.75%	.25%	42,124	4,445
			$78,809	$5,341

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,860
Class M	1,161
Class C(a)	159
$3,180

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,522.27
Class M	10,680.31
Class C	12,610.30
Europe	997,363.19
Class I	4,557.18
	$1,046,732

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,487,800.60%		$2,747

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,847 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $154,957. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $431,551 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,732.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$107,755	$174,443
Class M	18,340	23,347
Class C	–	38,160
Europe	11,539,594	15,664,870
Class I	62,056	80,861
Total	$11,727,745	$15,981,681
From net realized gain
Class A	$60,612	$94,260
Class M	25,394	39,080
Class C	–	47,778
Europe	3,806,254	5,676,211
Class I	19,164	27,858
Total	$3,911,424	$5,885,187

10. Share Transactions.

Share Transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	37,895	144,459	$1,311,824	$5,004,460
Reinvestment of distributions	4,870	7,044	160,602	257,822
Shares redeemed	(124,326)	(277,024)	(4,239,762)	(9,579,027)
Net increase (decrease)	(81,561)	(125,521)	$(2,767,336)	$(4,316,745)
Class M
Shares sold	22,531	18,157	$773,832	$629,088
Reinvestment of distributions	1,308	1,677	43,249	61,481
Shares redeemed	(36,394)	(76,071)	(1,250,315)	(2,635,140)
Net increase (decrease)	(12,555)	(56,237)	$(433,234)	$(1,944,571)
Class B
Shares sold	–	183	$–	$6,069
Shares redeemed	–	(14,607)	–	(499,471)
Net increase (decrease)	–	(14,424)	$–	$(493,402)
Class C
Shares sold	17,585	64,049	$598,431	$2,232,592
Reinvestment of distributions	–	2,232	–	81,438
Shares redeemed	(50,424)	(102,859)	(1,711,243)	(3,518,604)
Net increase (decrease)	(32,839)	(36,578)	$(1,112,812)	$(1,204,574)
Europe
Shares sold	2,346,878	2,489,815	$82,035,246	$86,835,858
Reinvestment of distributions	443,964	559,844	14,619,746	20,484,708
Shares redeemed	(3,895,796)	(9,143,028)	(134,689,605)	(318,516,566)
Net increase (decrease)	(1,104,954)	(6,093,369)	$(38,034,613)	$(211,196,000)
Class I
Shares sold	74,386	73,750	$2,652,731	$2,648,638
Reinvestment of distributions	2,369	2,803	78,022	102,586
Shares redeemed	(67,031)	(96,879)	(2,296,906)	(3,369,656)
Net increase (decrease)	9,724	(20,326)	$433,847	$(618,432)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	97.8%
Hong Kong	1.0%
Cayman Islands	0.7%
United States of America*	0.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	98.3%
United States of America*	1.1%
Cayman Islands	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	98.9
Short-Term Investments and Net Other Assets (Liabilities)	0.5	1.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
SoftBank Corp. (Wireless Telecommunication Services)	4.4	3.7
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.9	3.3
KDDI Corp. (Wireless Telecommunication Services)	3.7	4.4
Sony Corp. (Household Durables)	3.7	3.6
Hoya Corp. (Health Care Equipment & Supplies)	3.6	3.2
ORIX Corp. (Diversified Financial Services)	3.4	3.6
East Japan Railway Co. (Road & Rail)	2.7	3.0
Shimadzu Corp. (Electronic Equipment & Components)	2.5	2.2
Olympus Corp. (Health Care Equipment & Supplies)	2.4	2.3
Honda Motor Co. Ltd. (Automobiles)	2.4	2.6
	32.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.9	21.2
Industrials	17.0	14.1
Information Technology	14.6	13.2
Financials	12.7	11.6
Consumer Staples	10.0	11.1
Health Care	9.6	12.3
Telecommunication Services	8.1	9.9
Materials	7.6	5.2
Real Estate	0.0	0.3

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Japan Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 3.4%
Bridgestone Corp.	143,900	$5,999,975
DaikyoNishikawa Corp.	109,000	1,383,584
Hi-Lex Corp.	17,200	424,928
NGK Spark Plug Co. Ltd.	97,600	2,110,909
Sumitomo Electric Industries Ltd.	249,000	4,057,488
		13,976,884
Automobiles - 5.6%
Honda Motor Co. Ltd.	339,100	9,869,731
Subaru Corp.	104,500	3,948,455
Suzuki Motor Corp.	223,300	9,318,606
		23,136,792
Household Durables - 7.6%
Panasonic Corp.	399,400	4,776,125
Rinnai Corp.	38,600	3,206,423
Sekisui Chemical Co. Ltd.	123,500	2,071,720
Sekisui House Ltd.	121,100	2,009,190
Sony Corp.	445,200	15,276,746
Techtronic Industries Co. Ltd.	1,010,000	4,336,910
		31,677,114
Media - 1.6%
Dentsu, Inc.	70,000	3,943,485
LIFULL Co. Ltd. (a)	388,900	2,728,144
		6,671,629
Multiline Retail - 0.4%
Don Quijote Holdings Co. Ltd.	50,700	1,848,805
Specialty Retail - 1.3%
Nitori Holdings Co. Ltd.	15,600	2,030,554
USS Co. Ltd.	179,400	3,170,379
		5,200,933

TOTAL CONSUMER DISCRETIONARY		82,512,157

CONSUMER STAPLES - 10.0%
Food & Staples Retailing - 5.7%
Ain Holdings, Inc.	39,300	2,721,651
San-A Co. Ltd.	49,600	2,255,860
Seven & i Holdings Co. Ltd.	182,500	7,710,922
Sundrug Co. Ltd.	101,600	3,563,633
Tsuruha Holdings, Inc.	22,800	2,311,191
Welcia Holdings Co. Ltd.	149,400	4,811,357
		23,374,614
Food Products - 0.8%
Japan Meat Co. Ltd.	34,100	567,441
Morinaga & Co. Ltd.	59,700	2,822,328
		3,389,769
Personal Products - 1.8%
Kao Corp.	85,500	4,715,443
Kose Corp.	29,700	2,816,138
		7,531,581
Tobacco - 1.7%
Japan Tobacco, Inc.	205,800	6,841,846

TOTAL CONSUMER STAPLES		41,137,810

FINANCIALS - 12.7%
Banks - 5.1%
Mitsubishi UFJ Financial Group, Inc.	2,551,400	16,167,192
Shinsei Bank Ltd.	2,594,000	4,840,117
		21,007,309
Capital Markets - 0.5%
Monex Group, Inc.	824,100	2,062,560
Consumer Finance - 0.7%
AEON Financial Service Co. Ltd.	149,300	2,867,471
Diversified Financial Services - 3.4%
ORIX Corp.	912,300	13,920,810
Insurance - 3.0%
Sony Financial Holdings, Inc.	201,600	3,349,300
Tokio Marine Holdings, Inc.	217,800	9,167,236
		12,516,536

TOTAL FINANCIALS		52,374,686

HEALTH CARE - 9.6%
Biotechnology - 0.6%
PeptiDream, Inc. (a)(b)	44,300	2,650,648
Health Care Equipment & Supplies - 7.2%
Hoya Corp.	310,500	14,829,352
Nakanishi, Inc.	26,500	1,041,220
Olympus Corp.	259,300	9,978,892
Paramount Bed Holdings Co. Ltd.	88,800	3,724,064
		29,573,528
Health Care Providers & Services - 0.9%
Ship Healthcare Holdings, Inc.	140,300	3,771,959
Pharmaceuticals - 0.9%
Shionogi & Co. Ltd.	75,600	3,888,000

TOTAL HEALTH CARE		39,884,135

INDUSTRIALS - 17.0%
Building Products - 2.0%
Daikin Industries Ltd.	64,500	6,263,400
Toto Ltd.	49,200	1,877,964
		8,141,364
Commercial Services & Supplies - 0.9%
Sohgo Security Services Co., Ltd.	81,300	3,548,100
Construction & Engineering - 1.0%
Toshiba Plant Systems & Services Corp.	265,900	4,324,527
Electrical Equipment - 3.5%
Mitsubishi Electric Corp.	447,000	6,231,334
Nidec Corp.	88,900	8,150,330
		14,381,664
Machinery - 2.9%
Komatsu Ltd.	78,800	2,105,658
Kubota Corp.	219,600	3,453,320
SMC Corp.	22,400	6,307,567
		11,866,545
Professional Services - 2.2%
Benefit One, Inc.	89,500	2,733,774
Outsourcing, Inc. (a)	77,300	2,964,409
Recruit Holdings Co. Ltd.	71,700	3,621,180
		9,319,363
Road & Rail - 2.7%
East Japan Railway Co.	127,300	11,367,071
Trading Companies & Distributors - 1.8%
Misumi Group, Inc.	310,600	5,881,826
Trusco Nakayama Corp.	74,300	1,696,286
		7,578,112

TOTAL INDUSTRIALS		70,526,746

INFORMATION TECHNOLOGY - 14.6%
Electronic Equipment & Components - 7.5%
Azbil Corp.	162,900	5,479,928
Iriso Electronics Co. Ltd.	18,100	1,144,696
Murata Manufacturing Co. Ltd.	26,500	3,552,747
OMRON Corp.	60,600	2,535,986
Shimadzu Corp.	613,000	10,393,093
TDK Corp.	55,400	3,429,110
Topcon Corp.	259,500	4,578,933
		31,114,493
Internet Software & Services - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	23,400	2,702,700
DeNA Co. Ltd.	143,800	3,079,171
Kakaku.com, Inc.	411,900	5,937,863
SMS Co., Ltd.	83,700	2,227,745
Yahoo! Japan Corp.	742,400	3,176,719
		17,124,198
IT Services - 0.3%
Otsuka Corp.	25,900	1,387,064
Semiconductors & Semiconductor Equipment - 1.6%
Sumco Corp.	367,100	6,418,281
Software - 1.1%
Nintendo Co. Ltd.	17,600	4,453,955

TOTAL INFORMATION TECHNOLOGY		60,497,991

MATERIALS - 7.6%
Chemicals - 7.6%
Daicel Chemical Industries Ltd.	208,300	2,389,914
Hitachi Chemical Co. Ltd.	134,900	3,860,336
JSR Corp.	245,000	4,474,725
Kansai Paint Co. Ltd.	172,100	3,810,207
Okamoto Industries, Inc.	111,000	1,202,853
Shin-Etsu Chemical Co. Ltd.	87,600	7,609,943
Sumitomo Chemical Co. Ltd.	602,000	3,396,797
Toray Industries, Inc.	524,000	4,635,267
		31,380,042
TELECOMMUNICATION SERVICES - 8.1%
Wireless Telecommunication Services - 8.1%
KDDI Corp.	580,800	15,399,374
SoftBank Corp.	240,400	18,234,991
		33,634,365
TOTAL COMMON STOCKS
(Cost $351,359,401)		411,947,932

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.85% (c)	4,818,153	4,819,117
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	6,854,921	6,855,606
TOTAL MONEY MARKET FUNDS
(Cost $11,675,203)		11,674,723
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $363,034,604)		423,622,655
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(9,435,140)
NET ASSETS - 100%		$414,187,515

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,905
Fidelity Securities Lending Cash Central Fund	60,511
Total	$67,416

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$82,512,157	$52,589,555	$29,922,602	$--
Consumer Staples	41,137,810	41,137,810	--	--
Financials	52,374,686	36,207,494	16,167,192	--
Health Care	39,884,135	39,884,135	--	--
Industrials	70,526,746	68,421,088	2,105,658	--
Information Technology	60,497,991	56,044,036	4,453,955	--
Materials	31,380,042	31,380,042	--	--
Telecommunication Services	33,634,365	--	33,634,365	--
Money Market Funds	11,674,723	11,674,723	--	--
Total Investments in Securities:	$423,622,655	$337,338,883	$86,283,772	$--
See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,524,398) — See accompanying schedule: Unaffiliated issuers (cost $351,359,401)	$411,947,932
Fidelity Central Funds (cost $11,675,203)	11,674,723
Total Investments (cost $363,034,604)		$423,622,655
Receivable for investments sold		4,121,947
Receivable for fund shares sold		215,650
Dividends receivable		2,873,866
Distributions receivable from Fidelity Central Funds		11,226
Prepaid expenses		263
Other receivables		7,929
Total assets		430,853,536
Liabilities
Payable for fund shares redeemed	$9,448,211
Accrued management fee	184,625
Distribution and service plan fees payable	17,452
Other affiliated payables	100,450
Other payables and accrued expenses	60,781
Collateral on securities loaned	6,854,502
Total liabilities		16,666,021
Net Assets		$414,187,515
Net Assets consist of:
Paid in capital		$549,345,476
Undistributed net investment income		1,770,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,503,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		60,574,253
Net Assets		$414,187,515
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($21,048,203 ÷ 1,609,128 shares)		$13.08
Maximum offering price per share (100/94.25 of $13.08)		$13.88
Class M:
Net Asset Value and redemption price per share ($4,183,050 ÷ 319,608 shares)		$13.09
Maximum offering price per share (100/96.50 of $13.09)		$13.56
Class C:
Net Asset Value and offering price per share ($13,816,328 ÷ 1,064,113 shares)(a)		$12.98
Japan:
Net Asset Value, offering price and redemption price per share ($221,494,711 ÷ 16,907,602 shares)		$13.10
Class I:
Net Asset Value, offering price and redemption price per share ($153,645,223 ÷ 11,739,262 shares)		$13.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$3,801,833
Income from Fidelity Central Funds		67,416
Income before foreign taxes withheld		3,869,249
Less foreign taxes withheld		(380,183)
Total income		3,489,066
Expenses
Management fee
Basic fee	$1,416,755
Performance adjustment	(442,082)
Transfer agent fees	412,242
Distribution and service plan fees	106,841
Accounting and security lending fees	106,115
Custodian fees and expenses	21,460
Independent trustees' fees and expenses	825
Registration fees	60,350
Audit	42,124
Legal	475
Miscellaneous	1,612
Total expenses before reductions	1,726,717
Expense reductions	(13,341)	1,713,376
Net investment income (loss)		1,775,690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,426,120
Fidelity Central Funds	975
Foreign currency transactions	(305,538)
Total net realized gain (loss)		2,121,557
Change in net unrealized appreciation (depreciation) on: Investment securities	15,865,728
Assets and liabilities in foreign currencies	80,225
Total change in net unrealized appreciation (depreciation)		15,945,953
Net gain (loss)		18,067,510
Net increase (decrease) in net assets resulting from operations		$19,843,200

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,775,690	$3,375,493
Net realized gain (loss)	2,121,557	(19,947,501)
Change in net unrealized appreciation (depreciation)	15,945,953	35,358,570
Net increase (decrease) in net assets resulting from operations	19,843,200	18,786,562
Distributions to shareholders from net investment income	(3,369,067)	(3,027,093)
Distributions to shareholders from net realized gain	(1,060,540)	(270,338)
Total distributions	(4,429,607)	(3,297,431)
Share transactions - net increase (decrease)	(4,398,135)	(159,708,771)
Redemption fees	23,848	43,507
Total increase (decrease) in net assets	11,039,306	(144,176,133)
Net Assets
Beginning of period	403,148,209	547,324,342
End of period	$414,187,515	$403,148,209
Other Information
Undistributed net investment income end of period	$1,770,842	$3,364,219

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$11.87	$11.65	$12.00	$9.30	$9.54
Income from Investment Operations
Net investment income (loss)A	.04	.06	.04	.05	.08	.09
Net realized and unrealized gain (loss)	.54	.72	.23	(.31)	2.80	(.15)
Total from investment operations	.58	.78	.27	(.26)	2.88	(.06)
Distributions from net investment income	(.06)	(.05)	(.05)	(.08)	(.11)	(.13)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.09)	(.06)	(.05)	(.09)	(.19)	(.18)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$13.08	$12.59	$11.87	$11.65	$12.00	$9.30
Total ReturnC,D,E	4.69%	6.56%	2.31%	(2.18)%	31.58%	(.64)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.08%	1.10%	1.23%	1.26%	1.42%
Expenses net of fee waivers, if any	1.08%H	1.08%	1.10%	1.23%	1.26%	1.38%
Expenses net of all reductions	1.07%H	1.08%	1.09%	1.23%	1.25%	1.36%
Net investment income (loss)	.64%H	.51%	.37%	.41%	.75%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$21,048	$23,910	$23,918	$21,352	$20,520	$9,495
Portfolio turnover rateI	32%H	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$11.85	$11.62	$11.96	$9.28	$9.51
Income from Investment Operations
Net investment income (loss)A	.02	.02	–B	.01	.05	.06
Net realized and unrealized gain (loss)	.54	.71	.23	(.30)	2.78	(.13)
Total from investment operations	.56	.73	.23	(.29)	2.83	(.07)
Distributions from net investment income	(.01)	–B	–	(.04)	(.08)	(.11)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.04)	(.01)	–	(.05)	(.16)	(.16)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$13.09	$12.57	$11.85	$11.62	$11.96	$9.28
Total ReturnC,D,E	4.51%	6.15%	1.98%	(2.42)%	31.04%	(.75)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.43%H	1.44%	1.43%	1.54%	1.55%	1.70%
Expenses net of fee waivers, if any	1.43%H	1.44%	1.43%	1.54%	1.55%	1.66%
Expenses net of all reductions	1.43%H	1.44%	1.42%	1.54%	1.53%	1.64%
Net investment income (loss)	.29%H	.16%	.04%	.10%	.46%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$4,183	$4,193	$4,809	$4,104	$5,357	$3,934
Portfolio turnover rateI	32%H	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$11.77	$11.58	$11.96	$9.25	$9.48
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	(.04)	(.03)	–B	.02
Net realized and unrealized gain (loss)	.54	.69	.23	(.32)	2.79	(.14)
Total from investment operations	.54	.67	.19	(.35)	2.79	(.12)
Distributions from net investment income	–	–	–	(.03)	(.01)	(.06)
Distributions from net realized gain	–	–	–	(.01)	(.08)	(.05)
Total distributions	–	–	–	(.03)C	(.09)	(.11)
Redemption fees added to paid in capitalA	–B	–B	–B	–B	.01	–B
Net asset value, end of period	$12.98	$12.44	$11.77	$11.58	$11.96	$9.25
Total ReturnD,E,F	4.34%	5.69%	1.64%	(2.90)%	30.55%	(1.27)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.81%	1.81%	1.93%	1.97%	2.15%
Expenses net of fee waivers, if any	1.79%I	1.81%	1.81%	1.93%	1.97%	2.11%
Expenses net of all reductions	1.79%I	1.81%	1.80%	1.93%	1.95%	2.09%
Net investment income (loss)	(.07)%I	(.21)%	(.34)%	(.29)%	.04%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$13,816	$15,077	$18,491	$13,162	$11,824	$7,015
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$11.91	$11.69	$12.03	$9.34	$9.57
Income from Investment Operations
Net investment income (loss)A	.06	.09	.08	.09	.12	.12
Net realized and unrealized gain (loss)	.55	.72	.23	(.32)	2.79	(.14)
Total from investment operations	.61	.81	.31	(.23)	2.91	(.02)
Distributions from net investment income	(.11)	(.07)	(.09)	(.11)	(.15)	(.16)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.15)B	(.08)	(.09)	(.11)C	(.23)	(.21)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$13.10	$12.64	$11.91	$11.69	$12.03	$9.34
Total ReturnE,F	4.88%	6.80%	2.66%	(1.90)%	31.92%	(.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.78%	.80%	.90%	.93%	1.09%
Expenses net of fee waivers, if any	.80%I	.78%	.80%	.90%	.93%	1.06%
Expenses net of all reductions	.79%I	.78%	.79%	.90%	.91%	1.04%
Net investment income (loss)	.93%I	.81%	.67%	.74%	1.08%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$221,495	$352,936	$485,803	$415,612	$480,773	$353,550
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.15 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.034 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$11.89	$11.67	$12.02	$9.33	$9.57
Income from Investment Operations
Net investment income (loss)A	.06	.10	.08	.09	.13	.12
Net realized and unrealized gain (loss)	.55	.70	.23	(.32)	2.78	(.14)
Total from investment operations	.61	.80	.31	(.23)	2.91	(.02)
Distributions from net investment income	(.11)	(.07)	(.09)	(.12)	(.15)	(.17)
Distributions from net realized gain	(.03)	(.01)	–	(.01)	(.08)	(.05)
Total distributions	(.14)	(.07)B	(.09)	(.12)C	(.23)	(.22)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$13.09	$12.62	$11.89	$11.67	$12.02	$9.33
Total ReturnE,F	4.95%	6.77%	2.72%	(1.90)%	32.04%	(.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.80%	.89%	.90%	1.03%
Expenses net of fee waivers, if any	.75%I	.77%	.80%	.89%	.90%	1.01%
Expenses net of all reductions	.74%I	.76%	.79%	.89%	.88%	.99%
Net investment income (loss)	.98%I	.83%	.67%	.76%	1.11%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$153,645	$7,032	$13,957	$20,253	$20,033	$1,488
Portfolio turnover rateJ	32%I	15%	35%	112%	68%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Japan and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, partnerships, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$68,795,133
Gross unrealized depreciation	(12,578,266)
Net unrealized appreciation (depreciation) on securities	$56,216,867
Tax cost	$367,405,788

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(41,604,069)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	(167,297,969)
No expiration
Short-term	(10,932,314)
Long-term	(16,850,008)
Total no expiration	(27,782,322)
Total capital loss carryforward	$(195,080,291)

Due to large redemptions in a prior period, $141,955,883 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $1,617,303 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,843,359 and $68,772,267, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,691	$1,587
Class M	.25%	.25%	10,138	109
Class C	.75%	.25%	70,012	7,995
			$106,841	$9,691

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,313
Class M	436
Class C(a)	600
$3,349

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$25,262.24
Class M	6,877.34
Class C	13,881.20
Japan	344,879.20
Class I	21,343.15
	$412,242

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $686 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $60,511. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,557 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,784.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$104,209	$121,415
Class M	3,257	822
Japan	3,209,793	2,828,514
Class I	51,808	76,342
Total	$3,369,067	$3,027,093
From net realized gain
Class A	$59,052	$14,867
Class M	11,074	2,466
Japan	974,401	245,958
Class I	16,013	7,047
Total	$1,060,540	$270,338

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	90,851	813,081	$1,138,031	$9,592,333
Reinvestment of distributions	12,680	10,746	155,198	128,096
Shares redeemed	(393,820)	(938,856)	(4,893,260)	(10,914,042)
Net increase (decrease)	(290,289)	(115,029)	$(3,600,031)	$(1,193,613)
Class M
Shares sold	26,155	36,363	$328,798	$424,255
Reinvestment of distributions	1,137	269	13,940	3,216
Shares redeemed	(41,317)	(108,870)	(515,437)	(1,266,529)
Net increase (decrease)	(14,025)	(72,238)	$(172,699)	$(839,058)
Class B
Shares sold	–	1,967	$–	$21,930
Shares redeemed	–	(31,378)	–	(356,692)
Net increase (decrease)	–	(29,411)	$–	$(334,762)
Class C
Shares sold	57,340	261,804	$708,106	$3,054,392
Shares redeemed	(204,806)	(621,443)	(2,527,380)	(7,129,408)
Net increase (decrease)	(147,466)	(359,639)	$(1,819,274)	$(4,075,016)
Japan
Shares sold	4,396,651	4,048,778	$54,385,476	$48,328,822
Reinvestment of distributions	332,957	251,274	4,075,396	3,000,214
Shares redeemed	(15,738,057)	(17,176,238)	(197,795,472)	(197,588,759)
Net increase (decrease)	(11,008,449)	(12,876,186)	$(139,334,600)	$(146,259,723)
Class I
Shares sold	11,564,746	323,014	$145,383,208	$3,826,994
Reinvestment of distributions	4,957	6,575	60,627	78,372
Shares redeemed	(387,481)	(946,812)	(4,915,366)	(10,911,965)
Net increase (decrease)	11,182,222	(617,223)	$140,528,469	$(7,006,599)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers International II Fund were the owners of record of approximately 12% and 23%, respectively, of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	98.0%
United States of America*	2.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	97.9%
United States of America*	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.0	2.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Elecom Co. Ltd. (Technology Hardware, Storage & Peripherals)	2.1	2.4
Kotobuki Spirits Co. Ltd. (Food Products)	2.0	1.7
Fujitsu Ltd. (IT Services)	1.9	0.0
ORIX Corp. (Diversified Financial Services)	1.8	1.9
Mitsubishi Shokuhin Co. Ltd. (Food & Staples Retailing)	1.8	1.9
Mitsubishi Chemical Holdings Corp. (Chemicals)	1.8	1.0
Amano Corp. (Electronic Equipment & Components)	1.7	1.9
A/S One Corp. (Health Care Providers & Services)	1.7	1.8
Sumitomo Electric Industries Ltd. (Auto Components)	1.7	1.2
Tokyo Gas Co. Ltd. (Gas Utilities)	1.7	1.6
	18.2

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.9	22.7
Consumer Discretionary	20.3	19.1
Information Technology	11.1	10.2
Materials	10.1	8.2
Financials	10.1	9.4
Consumer Staples	9.5	11.0
Health Care	5.3	7.3
Utilities	3.5	3.6
Energy	2.1	2.0
Real Estate	1.6	2.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Japan Smaller Companies Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Auto Components - 4.4%
Bridgestone Corp.	224,900	$9,377,306
Hi-Lex Corp.	271,100	6,697,550
Sumitomo Electric Industries Ltd.	644,500	10,502,214
		26,577,070
Automobiles - 1.9%
Isuzu Motors Ltd.	450,000	6,103,611
Subaru Corp.	149,000	5,629,854
		11,733,465
Distributors - 3.1%
Central Automotive Products Ltd.	885,000	9,169,545
Chori Co. Ltd.	346,100	6,169,102
PALTAC Corp.	130,000	3,836,735
		19,175,382
Diversified Consumer Services - 0.5%
Asante, Inc.	207,500	3,155,080
Hotels, Restaurants & Leisure - 1.7%
KOMEDA Holdings Co. Ltd. (a)	189,500	3,268,971
Koshidaka Holdings Co. Ltd.	286,600	7,077,908
		10,346,879
Household Durables - 0.6%
Panasonic Corp.	305,000	3,647,266
Media - 1.3%
Daiichikosho Co. Ltd.	187,900	8,149,778
Specialty Retail - 5.7%
Arc Land Sakamoto Co. Ltd.	466,700	5,773,306
Fuji Corp.	303,300	5,447,020
Nitori Holdings Co. Ltd.	68,600	8,929,231
VT Holdings Co. Ltd.	1,487,400	7,565,425
Workman Co. Ltd.	237,000	6,930,881
		34,645,863
Textiles, Apparel & Luxury Goods - 1.1%
Hagihara Industries, Inc.	282,800	6,727,837

TOTAL CONSUMER DISCRETIONARY		124,158,620

CONSUMER STAPLES - 9.5%
Food & Staples Retailing - 3.1%
Mitsubishi Shokuhin Co. Ltd.	342,300	10,946,845
San-A Co. Ltd.	184,000	8,368,513
		19,315,358
Food Products - 5.9%
Japan Meat Co. Ltd.	487,400	8,110,581
Kotobuki Spirits Co. Ltd. (a)	444,000	11,968,782
Morinaga & Co. Ltd.	154,700	7,313,469
S Foods, Inc. (a)	282,700	8,812,581
		36,205,413
Tobacco - 0.5%
Japan Tobacco, Inc.	90,000	2,992,061

TOTAL CONSUMER STAPLES		58,512,832

ENERGY - 2.1%
Energy Equipment & Services - 1.0%
Shinko Plantech Co. Ltd.	798,000	5,963,077
Oil, Gas & Consumable Fuels - 1.1%
San-Ai Oil Co. Ltd.	820,800	6,965,479

TOTAL ENERGY		12,928,556

FINANCIALS - 10.1%
Banks - 3.6%
Fukuoka Financial Group, Inc.	1,272,000	5,796,600
Mitsubishi UFJ Financial Group, Inc.	1,224,600	7,759,796
Shinsei Bank Ltd.	4,483,000	8,364,781
		21,921,177
Consumer Finance - 0.9%
AEON Financial Service Co. Ltd.	291,600	5,600,499
Diversified Financial Services - 2.8%
Fuyo General Lease Co. Ltd.	135,300	6,311,370
ORIX Corp.	731,800	11,166,556
		17,477,926
Insurance - 2.8%
T&D Holdings, Inc.	578,000	8,573,429
Tokio Marine Holdings, Inc.	199,500	8,396,986
		16,970,415

TOTAL FINANCIALS		61,970,017

HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 2.4%
Medikit Co. Ltd.	208,200	8,666,051
Paramount Bed Holdings Co. Ltd.	138,900	5,825,140
		14,491,191
Health Care Providers & Services - 1.7%
A/S One Corp.	241,000	10,669,074
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	543,500	7,167,195

TOTAL HEALTH CARE		32,327,460

INDUSTRIALS - 23.9%
Air Freight & Logistics - 0.8%
AIT Corp.	525,400	4,807,428
Airlines - 1.1%
Japan Airlines Co. Ltd.	214,600	6,776,336
Building Products - 3.3%
Sekisui Jushi Corp.	581,300	10,241,518
Sinko Industries Ltd.	621,300	9,653,210
		19,894,728
Commercial Services & Supplies - 2.6%
Aeon Delight Co. Ltd.	281,300	8,579,682
ProNexus, Inc.	594,900	7,449,925
		16,029,607
Construction & Engineering - 2.2%
Hokuriku Electrical Construction Co. Ltd.	859,300	6,675,522
Toshiba Plant Systems & Services Corp.	431,500	7,017,802
		13,693,324
Electrical Equipment - 2.0%
Aichi Electric Co. Ltd.	175,100	4,319,578
Denyo Co. Ltd.	543,100	7,960,757
		12,280,335
Machinery - 2.5%
Mitsubishi Heavy Industries Ltd.	1,677,000	6,709,504
NGK Insulators Ltd.	399,000	8,522,261
		15,231,765
Marine - 0.9%
Nippon Concept Corp.	490,000	5,758,242
Professional Services - 3.1%
Funai Soken Holdings, Inc.	349,320	6,712,208
Meitec Corp.	80,900	3,494,357
Yamada Consulting Group Co. Ltd.	190,600	8,737,080
		18,943,645
Trading Companies & Distributors - 4.0%
Inaba Denki Sangyo Co. Ltd.	228,800	8,312,536
Mitani Shoji Co. Ltd.	98,100	3,058,062
Trusco Nakayama Corp.	295,500	6,746,333
Yuasa Trading Co. Ltd.	220,800	6,387,800
		24,504,731
Transportation Infrastructure - 1.4%
Kamigumi Co. Ltd.	924,000	8,388,320

TOTAL INDUSTRIALS		146,308,461

INFORMATION TECHNOLOGY - 11.1%
Electronic Equipment & Components - 2.8%
Amano Corp.	503,200	10,743,360
Dexerials Corp.	731,500	6,575,133
		17,318,493
Internet Software & Services - 0.4%
Aucnet, Inc.	220,200	2,656,820
IT Services - 4.1%
Fujitsu Ltd.	1,820,000	11,343,673
Otsuka Corp.	131,000	7,015,654
TKC Corp.	238,200	6,474,510
		24,833,837
Software - 1.7%
Broadleaf Co. Ltd.	624,000	4,047,114
Oracle Corp. Japan	114,200	6,576,937
		10,624,051
Technology Hardware, Storage & Peripherals - 2.1%
Elecom Co. Ltd.	618,500	12,783,349

TOTAL INFORMATION TECHNOLOGY		68,216,550

MATERIALS - 10.1%
Chemicals - 7.1%
C. Uyemura & Co. Ltd.	131,400	6,883,839
Lintec Corp.	458,000	10,082,368
Mitsubishi Chemical Holdings Corp.	1,379,800	10,797,036
Sakata INX Corp.	584,000	8,245,939
SK Kaken Co. Ltd.	83,000	7,892,353
		43,901,535
Construction Materials - 1.4%
Taiheiyo Cement Corp.	2,515,000	8,370,173
Metals & Mining - 1.6%
JFE Holdings, Inc.	572,000	9,751,837

TOTAL MATERIALS		62,023,545

REAL ESTATE - 1.6%
Real Estate Management & Development - 1.6%
Century21 Real Estate Japan Ltd.	275,400	3,550,122
Daito Trust Construction Co. Ltd.	42,400	6,237,811
		9,787,933
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
KDDI Corp.	107,900	2,860,869
UTILITIES - 3.5%
Electric Utilities - 1.8%
Hokuriku Electric Power Co., Inc.	384,600	3,553,604
The Okinawa Electric Power Co., Inc.	324,175	7,906,991
		11,460,595
Gas Utilities - 1.7%
Tokyo Gas Co. Ltd.	2,211,000	10,264,118

TOTAL UTILITIES		21,724,713

TOTAL COMMON STOCKS
(Cost $479,865,174)		600,819,556

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.85% (b)	7,132,813	7,134,240
Fidelity Securities Lending Cash Central Fund 0.86% (b)(c)	9,418,265	9,419,206
TOTAL MONEY MARKET FUNDS
(Cost $16,553,128)		16,553,446
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $496,418,302)		617,373,002
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,400,339)
NET ASSETS - 100%		$612,972,663

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,095
Fidelity Securities Lending Cash Central Fund	81,933
Total	$104,028

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,158,620	$120,511,354	$3,647,266	$--
Consumer Staples	58,512,832	58,512,832	--	--
Energy	12,928,556	12,928,556	--	--
Financials	61,970,017	54,210,221	7,759,796	--
Health Care	32,327,460	25,160,265	7,167,195	--
Industrials	146,308,461	146,308,461	--	--
Information Technology	68,216,550	68,216,550	--	--
Materials	62,023,545	62,023,545	--	--
Real Estate	9,787,933	9,787,933	--	--
Telecommunication Services	2,860,869	--	2,860,869	--
Utilities	21,724,713	21,724,713	--	--
Money Market Funds	16,553,446	16,553,446	--	--
Total Investments in Securities:	$617,373,002	$595,937,876	$21,435,126	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,964,893) — See accompanying schedule: Unaffiliated issuers (cost $479,865,174)	$600,819,556
Fidelity Central Funds (cost $16,553,128)	16,553,446
Total Investments (cost $496,418,302)		$617,373,002
Receivable for investments sold		650,115
Receivable for fund shares sold		160,656
Dividends receivable		5,946,713
Distributions receivable from Fidelity Central Funds		26,117
Prepaid expenses		376
Other receivables		13,483
Total assets		624,170,462
Liabilities
Payable for investments purchased	$976,652
Payable for fund shares redeemed	295,352
Accrued management fee	349,860
Other affiliated payables	114,590
Other payables and accrued expenses	42,030
Collateral on securities loaned	9,419,315
Total liabilities		11,197,799
Net Assets		$612,972,663
Net Assets consist of:
Paid in capital		$489,044,854
Undistributed net investment income		4,172,450
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,179,350)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,934,709
Net Assets, for 38,278,035 shares outstanding		$612,972,663
Net Asset Value, offering price and redemption price per share ($612,972,663 ÷ 38,278,035 shares)		$16.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$7,618,683
Income from Fidelity Central Funds		104,028
Income before foreign taxes withheld		7,722,711
Less foreign taxes withheld		(730,853)
Total income		6,991,858
Expenses
Management fee	$2,033,451
Transfer agent fees	527,602
Accounting and security lending fees	147,611
Custodian fees and expenses	33,427
Independent trustees' fees and expenses	1,177
Registration fees	12,304
Audit	35,328
Legal	672
Miscellaneous	2,272
Total expenses before reductions	2,793,844
Expense reductions	(27,561)	2,766,283
Net investment income (loss)		4,225,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,747,900
Fidelity Central Funds	335
Foreign currency transactions	(490,498)
Total net realized gain (loss)		15,257,737
Change in net unrealized appreciation (depreciation) on: Investment securities	10,114,740
Assets and liabilities in foreign currencies	137,402
Total change in net unrealized appreciation (depreciation)		10,252,142
Net gain (loss)		25,509,879
Net increase (decrease) in net assets resulting from operations		$29,735,454

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,225,575	$6,457,657
Net realized gain (loss)	15,257,737	13,937,326
Change in net unrealized appreciation (depreciation)	10,252,142	60,582,606
Net increase (decrease) in net assets resulting from operations	29,735,454	80,977,589
Distributions to shareholders from net investment income	(6,334,246)	(3,361,556)
Distributions to shareholders from net realized gain	(9,182,783)	(3,952,599)
Total distributions	(15,517,029)	(7,314,155)
Share transactions
Proceeds from sales of shares	38,726,891	106,869,419
Reinvestment of distributions	14,528,831	6,515,367
Cost of shares redeemed	(41,554,956)	(102,939,703)
Net increase (decrease) in net assets resulting from share transactions	11,700,766	10,445,083
Redemption fees	19,339	83,902
Total increase (decrease) in net assets	25,938,530	84,192,419
Net Assets
Beginning of period	587,034,133	502,841,714
End of period	$612,972,663	$587,034,133
Other Information
Undistributed net investment income end of period	$4,172,450	$6,281,121
Shares
Sold	2,533,103	7,750,747
Issued in reinvestment of distributions	984,338	472,128
Redeemed	(2,721,689)	(7,291,814)
Net increase (decrease)	795,752	931,061

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.66	$13.76	$13.10	$13.86	$9.12	$8.62
Income from Investment Operations
Net investment income (loss)A	.11	.17	.10	.09	.02	.06
Net realized and unrealized gain (loss)	.65	1.93	.78	(.53)	4.91	.55
Total from investment operations	.76	2.10	.88	(.44)	4.93	.61
Distributions from net investment income	(.17)	(.09)	(.03)	(.02)	(.07)	(.08)
Distributions from net realized gain	(.25)	(.11)	(.19)	(.31)	(.15)	(.03)
Total distributions	(.41)B	(.20)	(.22)	(.33)	(.22)	(.11)
Redemption fees added to paid in capitalA	–C	–C	–C	.01	.03	–C
Net asset value, end of period	$16.01	$15.66	$13.76	$13.10	$13.86	$9.12
Total ReturnD,E	5.10%	15.44%	6.93%	(3.16)%	55.79%	7.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.96%	.98%	1.00%	1.01%	1.05%
Expenses net of fee waivers, if any	.96%H	.96%	.98%	1.00%	1.01%	1.05%
Expenses net of all reductions	.95%H	.96%	.97%	1.00%	.98%	1.02%
Net investment income (loss)	1.45%H	1.18%	.77%	.70%	.18%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$612,973	$587,034	$502,842	$416,052	$661,445	$237,893
Portfolio turnover rateI	35%H	30%	41%	112%	91%	86%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$120,635,893
Gross unrealized depreciation	(10,387,554)
Net unrealized appreciation (depreciation) on securities	$110,248,339
Tax cost	$507,124,663

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,945,816)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $99,977,536 and $99,951,517, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $984 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $81,933. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,032 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,529.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund, VIP FundsManager 50% Portfolio, and VIP FundsManager 60% Portfolio were the owners of record of approximately 15%, 11%, and 11%, respectively of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 48% of the total outstanding shares of the Fund.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Brazil	61.9%
Mexico	20.3%
Bermuda	4.6%
Panama	4.5%
United States of America*	2.8%
United Kingdom	1.8%
Spain	1.4%
Chile	0.9%
Peru	0.9%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Brazil	57.9%
Mexico	22.8%
Bermuda	4.8%
Panama	4.0%
United States of America*	2.6%
Argentina	2.1%
United Kingdom	2.0%
France	1.5%
Peru	1.2%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.1
Short-Term Investments and Net Other Assets (Liabilities)	1.4	0.9

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	10.4	10.2
Itausa-Investimentos Itau SA (Brazil, Banks)	7.4	4.5
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.5	6.5
Smiles SA (Brazil, Media)	3.9	2.7
Kroton Educacional SA (Brazil, Diversified Consumer Services)	3.5	3.5
Credicorp Ltd. (United States) (Bermuda, Banks)	3.2	3.6
Promotora y Operadora de Infraestructura S.A.B. de CV (Mexico, Transportation Infrastructure)	3.0	2.3
Compartamos S.A.B. de CV (Mexico, Consumer Finance)	3.0	2.3
Cielo SA (Brazil, IT Services)	3.0	3.7
Copa Holdings SA Class A (Panama, Airlines)	3.0	2.5
	44.9

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.5	39.2
Consumer Discretionary	18.5	17.3
Industrials	12.8	9.4
Health Care	8.6	4.3
Information Technology	5.3	4.9
Energy	4.5	6.5
Consumer Staples	4.2	13.3
Materials	4.0	1.2
Utilities	2.0	1.9
Real Estate	1.2	1.1

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2017, 24.1% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Latin American market.

Fidelity® Latin America Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.1%
	Shares	Value
Bermuda - 4.6%
Credicorp Ltd. (United States)	124,815	$19,179,073
PAX Global Technology Ltd. (a)	13,526,721	8,382,086

TOTAL BERMUDA		27,561,159

Brazil - 36.4%
Alliar Medicos a Frente SA	1,548,498	9,064,474
BB Seguridade Participacoes SA	1,248,512	11,757,226
Cielo SA	2,328,871	17,682,705
CVC Brasil Operadora e Agencia de Viagens SA	1,090,057	10,632,525
Equatorial Energia SA	664,993	12,044,690
Estacio Participacoes SA	2,729,012	15,330,031
FPC Par Corretora de Seguros	1,090,297	6,492,214
Grendene SA	1,116,015	8,667,088
Hypermarcas SA	974,128	9,225,528
Instituto Hermes Pardini SA	1,136,000	8,056,382
Itausa-Investimentos Itau SA (b)	237,116	735,840
Itausa-Investimentos Itau SA (b)	9,329	27,128
Kroton Educacional SA	4,457,759	20,996,360
Localiza Rent A Car SA	708,038	10,551,251
Multiplus SA	796,822	9,810,748
Qualicorp SA	2,300,671	16,381,331
Rumo SA (b)	3,395,059	9,337,870
Ser Educacional SA	863,936	6,668,588
Smiles SA	1,071,796	23,313,053
Tegma Gestao Logistica SA	1,535,960	6,310,209
Valid Solucoes SA	659,175	4,662,333

TOTAL BRAZIL		217,747,574

Chile - 0.9%
Vina San Pedro SA	574,573,084	5,595,890
Luxembourg - 0.9%
Globant SA (a)(b)	135,223	5,123,599
Mexico - 20.3%
Compartamos S.A.B. de CV	10,877,852	18,236,412
Credito Real S.A.B. de CV	7,465,314	10,465,180
Genomma Lab Internacional SA de CV (b)	7,383,634	9,315,218
Gruma S.A.B. de CV Series B	649,535	8,673,463
Grupo Aeroportuario Norte S.A.B. de CV	1,596,230	8,858,217
Grupo Cementos de Chihuahua S.A.B. de CV	1,523,296	7,225,142
Grupo GICSA SA de CV (b)	11,122,362	7,184,389
Grupo Mexico SA de CV Series B	3,764,169	11,071,409
Megacable Holdings S.A.B. de CV unit	1,478,496	5,610,749
Promotora y Operadora de Infraestructura S.A.B. de CV	2,191,429	18,240,130
Qualitas Controladora S.A.B. de CV	5,446,845	8,914,479
Unifin Financiera SAPI de CV (b)	2,918,439	7,638,225

TOTAL MEXICO		121,433,013

Panama - 4.5%
Copa Holdings SA Class A	150,893	17,566,963
Intergroup Financial Services Corp.	281,654	9,049,543

TOTAL PANAMA		26,616,506

Peru - 0.9%
Cementos Pacasmayo SAA	2,483,996	5,360,454
Fossal SAA (b)	692,314	83,238

TOTAL PERU		5,443,692

Spain - 1.4%
Prosegur Cash SA	3,218,690	8,204,318
United Kingdom - 1.8%
British American Tobacco PLC (United Kingdom)	163,562	11,050,800
United States of America - 1.4%
First Cash Financial Services, Inc.	162,320	8,432,524
TOTAL COMMON STOCKS
(Cost $341,483,620)		437,209,075

Nonconvertible Preferred Stocks - 25.5%
Brazil - 25.5%
Alpargatas SA (PN)	2,412,389	10,108,465
Banco ABC Brasil SA	1,694,072	9,510,992
Itau Unibanco Holding SA	5,026,068	62,167,713
Itausa-Investimentos Itau SA (PN)	14,093,474	43,913,756
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	6,099,786	26,847,091
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $85,945,058)		152,548,017

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.85% (c)	6,453,054	6,454,344
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	4,303,897	4,304,328
TOTAL MONEY MARKET FUNDS
(Cost $10,758,776)		10,758,672
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $438,187,454)		600,515,764
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,231,777)
NET ASSETS - 100%		$598,283,987

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,790
Fidelity Securities Lending Cash Central Fund	20,250
Total	$37,040

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$111,137,607	$111,137,607	$--	$--
Consumer Staples	25,320,153	14,269,353	11,050,800	--
Energy	26,847,091	26,847,091	--	--
Financials	224,807,861	224,807,861	--	--
Health Care	52,042,933	52,042,933	--	--
Industrials	75,526,973	75,526,973	--	--
Information Technology	31,188,390	31,188,390	--	--
Materials	23,657,005	23,657,005	--	--
Real Estate	7,184,389	7,184,389	--	--
Utilities	12,044,690	12,044,690	--	--
Money Market Funds	10,758,672	10,758,672	--	--
Total Investments in Securities:	$600,515,764	$589,464,964	$11,050,800	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,284,353) — See accompanying schedule: Unaffiliated issuers (cost $427,428,678)	$589,757,092
Fidelity Central Funds (cost $10,758,776)	10,758,672
Total Investments (cost $438,187,454)		$600,515,764
Cash		196,705
Foreign currency held at value (cost $389)		13
Receivable for investments sold		7,897,360
Receivable for fund shares sold		479,580
Dividends receivable		1,712,804
Distributions receivable from Fidelity Central Funds		5,234
Prepaid expenses		371
Other receivables		1,766
Total assets		610,809,597
Liabilities
Payable for investments purchased	$6,152,719
Payable for fund shares redeemed	1,468,780
Accrued management fee	341,884
Distribution and service plan fees payable	10,869
Other affiliated payables	153,509
Other payables and accrued expenses	93,777
Collateral on securities loaned	4,304,072
Total liabilities		12,525,610
Net Assets		$598,283,987
Net Assets consist of:
Paid in capital		$604,505,233
Undistributed net investment income		5,006,182
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,551,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,324,060
Net Assets		$598,283,987
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,596,574 ÷ 824,924 shares)		$22.54
Maximum offering price per share (100/94.25 of $22.54)		$23.92
Class M:
Net Asset Value and redemption price per share ($6,695,424 ÷ 296,256 shares)		$22.60
Maximum offering price per share (100/96.50 of $22.60)		$23.42
Class C:
Net Asset Value and offering price per share ($5,269,599 ÷ 231,104 shares)(a)		$22.80
Latin America:
Net Asset Value, offering price and redemption price per share ($561,901,210 ÷ 24,998,212 shares)		$22.48
Class I:
Net Asset Value, offering price and redemption price per share ($5,821,180 ÷ 259,230 shares)		$22.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$13,946,609
Income from Fidelity Central Funds		37,040
Income before foreign taxes withheld		13,983,649
Less foreign taxes withheld		(820,047)
Total income		13,163,602
Expenses
Management fee	$1,938,286
Transfer agent fees	772,148
Distribution and service plan fees	64,150
Accounting and security lending fees	141,404
Custodian fees and expenses	166,712
Independent trustees' fees and expenses	1,173
Registration fees	46,851
Audit	41,185
Legal	1,218
Miscellaneous	2,215
Total expenses before reductions	3,175,342
Expense reductions	(4,437)	3,170,905
Net investment income (loss)		9,992,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,206,133
Fidelity Central Funds	1,997
Foreign currency transactions	(348,520)
Total net realized gain (loss)		1,859,610
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,432,087)
Assets and liabilities in foreign currencies	(22,396)
Total change in net unrealized appreciation (depreciation)		(2,454,483)
Net gain (loss)		(594,873)
Net increase (decrease) in net assets resulting from operations		$9,397,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,992,697	$12,329,425
Net realized gain (loss)	1,859,610	(87,982,612)
Change in net unrealized appreciation (depreciation)	(2,454,483)	203,562,799
Net increase (decrease) in net assets resulting from operations	9,397,824	127,909,612
Distributions to shareholders from net investment income	(12,696,990)	(10,264,003)
Share transactions - net increase (decrease)	(31,997,140)	5,109,952
Redemption fees	158,926	103,536
Total increase (decrease) in net assets	(35,137,380)	122,859,097
Net Assets
Beginning of period	633,421,367	510,562,270
End of period	$598,283,987	$633,421,367
Other Information
Undistributed net investment income end of period	$5,006,182	$7,710,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.45	$18.09	$30.31	$40.71	$48.95	$52.38
Income from Investment Operations
Net investment income (loss)A	.35	.40	.28	.49	.72	.92
Net realized and unrealized gain (loss)	.16B	4.27	(10.11)	(4.08)	(4.73)	(3.66)
Total from investment operations	.51	4.67	(9.83)	(3.59)	(4.01)	(2.74)
Distributions from net investment income	(.43)	(.31)	(.31)	(.57)	(.79)	(.70)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.43)	(.31)	(2.39)	(6.82)	(4.24)	(.70)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.54	$22.45	$18.09	$30.31	$40.71	$48.95
Total ReturnD,E,F	2.66%	26.29%	(34.60)%	(9.06)%	(8.93)%	(5.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.39%I	1.40%	1.40%	1.38%	1.37%	1.35%
Expenses net of fee waivers, if any	1.39%I	1.40%	1.40%	1.38%	1.37%	1.35%
Expenses net of all reductions	1.39%I	1.39%	1.39%	1.38%	1.35%	1.35%
Net investment income (loss)	3.34%I	2.14%	1.26%	1.52%	1.66%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$18,597	$19,115	$16,424	$34,898	$48,464	$69,654
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.47	$18.11	$30.33	$40.68	$48.88	$52.27
Income from Investment Operations
Net investment income (loss)A	.32	.35	.22	.40	.61	.78
Net realized and unrealized gain (loss)	.17B	4.27	(10.13)	(4.08)	(4.74)	(3.65)
Total from investment operations	.49	4.62	(9.91)	(3.68)	(4.13)	(2.87)
Distributions from net investment income	(.37)	(.26)	(.23)	(.43)	(.63)	(.53)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.37)	(.26)	(2.31)	(6.68)	(4.08)	(.53)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.60	$22.47	$18.11	$30.33	$40.68	$48.88
Total ReturnD,E,F	2.53%	25.93%	(34.78)%	(9.30)%	(9.17)%	(5.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.68%I	1.68%	1.67%	1.65%	1.63%	1.61%
Expenses net of fee waivers, if any	1.67%I	1.68%	1.67%	1.65%	1.63%	1.61%
Expenses net of all reductions	1.67%I	1.68%	1.66%	1.65%	1.61%	1.61%
Net investment income (loss)	3.06%I	1.86%	.99%	1.25%	1.40%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,695	$7,378	$5,284	$9,761	$12,705	$19,334
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.61	$18.18	$30.37	$40.59	$48.73	$52.05
Income from Investment Operations
Net investment income (loss)A	.27	.26	.11	.25	.40	.54
Net realized and unrealized gain (loss)	.19B	4.30	(10.17)	(4.07)	(4.74)	(3.64)
Total from investment operations	.46	4.56	(10.06)	(3.82)	(4.34)	(3.10)
Distributions from net investment income	(.28)	(.13)	(.05)	(.16)	(.36)	(.23)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.28)	(.13)	(2.13)	(6.41)	(3.81)	(.23)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.80	$22.61	$18.18	$30.37	$40.59	$48.73
Total ReturnD,E,F	2.30%	25.31%	(35.08)%	(9.74)%	(9.62)%	(5.94)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.15%I	2.15%	2.15%	2.13%	2.12%	2.10%
Expenses net of fee waivers, if any	2.15%I	2.14%	2.15%	2.13%	2.12%	2.10%
Expenses net of all reductions	2.15%I	2.14%	2.15%	2.13%	2.10%	2.10%
Net investment income (loss)	2.59%I	1.39%	.51%	.77%	.91%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$5,270	$6,590	$5,394	$11,349	$15,185	$27,405
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.41	$18.08	$30.34	$40.80	$49.09	$52.48
Income from Investment Operations
Net investment income (loss)A	.37	.45	.34	.59	.87	1.09
Net realized and unrealized gain (loss)	.17B	4.26	(10.11)	(4.10)	(4.74)	(3.67)
Total from investment operations	.54	4.71	(9.77)	(3.51)	(3.87)	(2.58)
Distributions from net investment income	(.48)	(.38)	(.41)	(.71)	(.98)	(.82)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.48)	(.38)	(2.49)	(6.96)	(4.43)	(.82)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.48	$22.41	$18.08	$30.34	$40.80	$49.09
Total ReturnD,E	2.84%	26.65%	(34.45)%	(8.79)%	(8.63)%	(4.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.14%	1.13%	1.08%	1.04%	1.02%
Expenses net of fee waivers, if any	1.12%H	1.14%	1.12%	1.08%	1.04%	1.02%
Expenses net of all reductions	1.12%H	1.13%	1.12%	1.07%	1.03%	1.02%
Net investment income (loss)	3.62%H	2.40%	1.53%	1.83%	1.99%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$561,901	$596,514	$481,005	$933,298	$1,324,748	$2,274,601
Portfolio turnover rateI	58%H	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.40	$18.08	$30.35	$40.79	$49.07	$52.51
Income from Investment Operations
Net investment income (loss)A	.38	.46	.36	.60	.87	1.08
Net realized and unrealized gain (loss)	.16B	4.26	(10.13)	(4.07)	(4.74)	(3.67)
Total from investment operations	.54	4.72	(9.77)	(3.47)	(3.87)	(2.59)
Distributions from net investment income	(.49)	(.40)	(.42)	(.73)	(.97)	(.86)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.49)	(.40)	(2.50)	(6.98)	(4.42)	(.86)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.46	$22.40	$18.08	$30.35	$40.79	$49.07
Total ReturnD,E	2.86%	26.77%	(34.42)%	(8.69)%	(8.63)%	(4.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.07%	1.06%	1.04%	1.03%	1.04%
Expenses net of fee waivers, if any	1.03%H	1.07%	1.06%	1.04%	1.03%	1.04%
Expenses net of all reductions	1.03%H	1.06%	1.05%	1.04%	1.01%	1.04%
Net investment income (loss)	3.70%H	2.47%	1.60%	1.86%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$5,821	$3,825	$1,828	$4,531	$5,131	$7,928
Portfolio turnover rateI	58%H	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Latin America and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$182,413,344
Gross unrealized depreciation	(21,751,895)
Net unrealized appreciation (depreciation) on securities	$160,661,449
Tax cost	$439,854,315

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(44,509,664)
Long-term	(127,757,231)
Total capital loss carryforward	$(172,266,895)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,148,370 and $200,918,744, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,659	$–
Class M	.25%	.25%	15,682	–
Class C	.75%	.25%	26,809	1,647
			$64,150	$1,647

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,016
Class M	576
Class C(a)	445
$4,037

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$26,261.30
Class M	10,489.33
Class C	8,224.31
Latin America	723,224.28
Class I	3,950.19
	$772,148

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $399 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $952 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,250. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,147 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,290.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$361,857	$264,922
Class M	112,037	74,433
Class B	–	1,059
Class C	77,689	37,419
Latin America	12,062,883	9,833,214
Class I	82,524	52,956
Total	$12,696,990	$10,264,003

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	107,263	225,272	$2,262,225	$4,334,307
Reinvestment of distributions	18,202	14,810	345,275	256,538
Shares redeemed	(151,946)	(296,685)	(3,103,006)	(5,448,405)
Net increase (decrease)	(26,481)	(56,603)	$(495,506)	$(857,560)
Class M
Shares sold	20,201	88,506	$416,765	$1,738,665
Reinvestment of distributions	5,687	4,243	108,338	73,689
Shares redeemed	(57,951)	(56,211)	(1,154,038)	(1,058,502)
Net increase (decrease)	(32,063)	36,538	$(628,935)	$753,852
Class B
Shares sold	–	1	$–	$10
Reinvestment of distributions	–	59	–	1,009
Shares redeemed	–	(34,427)	–	(635,494)
Net increase (decrease)	–	(34,367)	$–	$(634,475)
Class C
Shares sold	12,390	75,193	$259,277	$1,418,728
Reinvestment of distributions	3,179	1,720	61,288	30,044
Shares redeemed	(75,876)	(82,272)	(1,552,956)	(1,513,384)
Net increase (decrease)	(60,307)	(5,359)	$(1,232,391)	$(64,612)
Latin America
Shares sold	2,743,526	5,528,011	$56,927,574	$106,883,642
Reinvestment of distributions	610,971	545,601	11,541,877	9,420,593
Shares redeemed	(4,970,178)	(6,058,036)	(99,979,802)	(111,613,300)
Net increase (decrease)	(1,615,681)	15,576	$(31,510,351)	$4,690,935
Class I
Shares sold	119,976	136,401	$2,505,288	$2,463,122
Reinvestment of distributions	3,896	2,787	73,478	48,070
Shares redeemed	(35,418)	(69,501)	(708,723)	(1,289,380)
Net increase (decrease)	88,454	69,687	$1,870,043	$1,221,812

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Sweden	49.1%
Denmark	13.6%
Finland	12.3%
Malta	8.9%
Norway	8.5%
United States of America*	4.9%
Bermuda	2.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Sweden	50.5%
Finland	13.8%
Denmark	13.4%
Norway	9.1%
Malta	8.3%
United States of America*	2.8%
Bermuda	2.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	97.2
Short-Term Investments and Net Other Assets (Liabilities)	2.7	2.8

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	6.5	6.5
Investor AB (B Shares) (Sweden, Diversified Financial Services)	5.6	3.6
Vaisala Oyj (Finland, Electronic Equipment & Components)	5.4	3.6
Kindred Group PLC (depositary receipt) (Malta, Hotels, Restaurants & Leisure)	4.8	3.6
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	4.8	3.7
Kambi Group PLC (Malta, Hotels, Restaurants & Leisure)	4.1	4.7
Pandox AB (Sweden, Hotels, Restaurants & Leisure)	4.1	1.0
Nobia AB (Sweden, Household Durables)	3.9	3.1
Bravida AB (Sweden, Commercial Services & Supplies)	3.9	4.3
Dometic Group AB (Sweden, Auto Components)	3.9	3.6
	47.0

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	32.8	23.8
Industrials	19.3	18.5
Consumer Staples	14.0	14.2
Financials	9.9	20.1
Health Care	8.8	8.7
Information Technology	8.5	6.8
Materials	3.5	0.0
Telecommunication Services	0.5	0.0
Real Estate	0.0	3.6
Energy	0.0	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2017, the Fund did not have more than 25% of its total assets invested in any one industry.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Nordic Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Bermuda - 2.7%
Vostok Emerging Finance Ltd. (depository receipt) (a)	9,489,995	$1,757,149
Vostok New Ventures Ltd. (depositary receipt) (a)	1,015,554	7,911,353

TOTAL BERMUDA		9,668,502

Denmark - 13.6%
Nets A/S (b)	612,800	11,146,305
Novo Nordisk A/S Series B	257,905	10,042,010
Novozymes A/S Series B	295,600	12,770,769
Royal Unibrew A/S	212,142	9,224,173
Scandinavian Tobacco Group A/S	326,634	5,702,013

TOTAL DENMARK		48,885,270

Finland - 12.3%
Amer Group PLC (A Shares)	241,600	5,355,609
Nokian Tyres PLC	169,500	7,293,136
Olvi PLC (A Shares)	289,146	8,945,055
Vaisala Oyj	404,500	19,382,955
Valmet Corp.	77,085	1,404,796
Wartsila Corp.	29,800	1,814,578

TOTAL FINLAND		44,196,129

Malta - 8.9%
Kambi Group PLC (a)	1,440,211	14,796,744
Kindred Group PLC (depositary receipt)	1,678,698	17,408,060

TOTAL MALTA		32,204,804

Norway - 8.5%
Orkla ASA	932,600	8,445,102
Schibsted ASA:
(A Shares)	311,400	7,743,291
(B Shares)	262,847	5,893,087
Zalaris ASA (A Shares) (c)	1,688,300	8,415,938

TOTAL NORWAY		30,497,418

Sweden - 49.1%
Addlife AB (a)	227,375	4,325,549
AddTech AB (B Shares)	623,800	11,233,231
AF AB (B Shares) (d)	433,300	9,118,707
Alimak Group AB (d)	535,100	8,110,505
Bravida AB	1,999,444	14,131,303
Com Hem Holding AB	136,200	1,696,099
Coor Service Management Holding AB	565,300	3,526,224
Dometic Group AB	1,889,300	14,078,082
Getinge AB (B Shares)	883,500	17,266,419
Investor AB (B Shares)	441,986	20,204,818
Mekonomen AB (d)	449,190	8,900,325
Nobia AB (d)	1,371,187	14,188,216
Pandox AB	881,348	14,796,433
Svenska Cellulosa AB (SCA) (B Shares)	708,200	23,459,281
Systemair AB	670,479	11,922,419

TOTAL SWEDEN		176,957,611

United States of America - 2.2%
Autoliv, Inc. (depositary receipt)	81,200	8,127,059
TOTAL COMMON STOCKS
(Cost $312,549,940)		350,536,793

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.85% (e)	4,217,476	4,218,319
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	12,399,102	12,400,342
TOTAL MONEY MARKET FUNDS
(Cost $16,618,849)		16,618,661
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $329,168,789)		367,155,454
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(6,736,410)
NET ASSETS - 100%		$360,419,044

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,146,305 or 3.1% of net assets.

 (c) Affiliated company

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,474
Fidelity Securities Lending Cash Central Fund	97,612
Total	$104,086

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
East Capital Explorer AB	$9,439,560	$--	$10,988,626	$--	$--
Zalaris ASA (A Shares)	7,059,517	--	908,065	--	8,415,938
Total	$16,499,077	$--	$11,896,691	$--	$8,415,938

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$118,580,042	$118,580,042	$--	$--
Consumer Staples	50,073,611	50,073,611	--	--
Financials	35,575,333	35,575,333	--	--
Health Care	31,633,978	21,591,968	10,042,010	--
Industrials	69,677,701	69,677,701	--	--
Information Technology	30,529,260	30,529,260	--	--
Materials	12,770,769	12,770,769	--	--
Telecommunication Services	1,696,099	1,696,099	--	--
Money Market Funds	16,618,661	16,618,661	--	--
Total Investments in Securities:	$367,155,454	$357,113,444	$10,042,010	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,885,189) — See accompanying schedule: Unaffiliated issuers (cost $306,024,339)	$342,120,855
Fidelity Central Funds (cost $16,618,849)	16,618,661
Other affiliated issuers (cost $6,525,601)	8,415,938
Total Investments (cost $329,168,789)		$367,155,454
Foreign currency held at value (cost $1,340,570)		1,340,570
Receivable for investments sold		16,862,821
Receivable for fund shares sold		170,180
Dividends receivable		1,722,116
Distributions receivable from Fidelity Central Funds		66,302
Prepaid expenses		304
Other receivables		50,867
Total assets		387,368,614
Liabilities
Payable for investments purchased	$13,842,677
Payable for fund shares redeemed	392,580
Accrued management fee	202,603
Other affiliated payables	73,161
Other payables and accrued expenses	39,469
Collateral on securities loaned	12,399,080
Total liabilities		26,949,570
Net Assets		$360,419,044
Net Assets consist of:
Paid in capital		$336,407,743
Undistributed net investment income		2,936,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,905,541)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,980,439
Net Assets, for 7,268,659 shares outstanding		$360,419,044
Net Asset Value, offering price and redemption price per share ($360,419,044 ÷ 7,268,659 shares)		$49.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$5,409,029
Income from Fidelity Central Funds		104,086
Income before foreign taxes withheld		5,513,115
Less foreign taxes withheld		(826,688)
Total income		4,686,427
Expenses
Management fee	$1,281,397
Transfer agent fees	365,474
Accounting and security lending fees	95,705
Custodian fees and expenses	37,093
Independent trustees' fees and expenses	786
Registration fees	12,651
Audit	35,090
Legal	538
Interest	906
Miscellaneous	1,693
Total expenses before reductions	1,831,333
Expense reductions	(86,206)	1,745,127
Net investment income (loss)		2,941,300
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,517,431
Fidelity Central Funds	(99)
Other affiliated issuers	1,083,829
Foreign currency transactions	(87,779)
Total net realized gain (loss)		13,513,382
Change in net unrealized appreciation (depreciation) on: Investment securities	20,301,226
Assets and liabilities in foreign currencies	739
Total change in net unrealized appreciation (depreciation)		20,301,965
Net gain (loss)		33,815,347
Net increase (decrease) in net assets resulting from operations		$36,756,647

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,941,300	$6,119,558
Net realized gain (loss)	13,513,382	(1,723,759)
Change in net unrealized appreciation (depreciation)	20,301,965	3,076,831
Net increase (decrease) in net assets resulting from operations	36,756,647	7,472,630
Distributions to shareholders from net investment income	(5,594,124)	(5,087,442)
Distributions to shareholders from net realized gain	(1,032,760)	(468,224)
Total distributions	(6,626,884)	(5,555,666)
Share transactions
Proceeds from sales of shares	12,052,991	96,625,403
Reinvestment of distributions	6,272,273	5,260,046
Cost of shares redeemed	(118,064,814)	(79,556,474)
Net increase (decrease) in net assets resulting from share transactions	(99,739,550)	22,328,975
Redemption fees	8,869	47,548
Total increase (decrease) in net assets	(69,600,918)	24,293,487
Net Assets
Beginning of period	430,019,962	405,726,475
End of period	$360,419,044	$430,019,962
Other Information
Undistributed net investment income end of period	$2,936,403	$5,589,227
Shares
Sold	266,250	2,066,948
Issued in reinvestment of distributions	144,389	111,940
Redeemed	(2,639,383)	(1,699,653)
Net increase (decrease)	(2,228,744)	479,235

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$45.28	$44.99	$43.36	$43.91	$30.60	$29.60
Income from Investment Operations
Net investment income (loss)A	.36	.64	.56	.71	.90	.70B
Net realized and unrealized gain (loss)	4.72	.27	1.06	1.35	13.04	.91
Total from investment operations	5.08	.91	1.62	2.06	13.94	1.61
Distributions from net investment income	(.65)	(.57)	–	(.83)	(.63)	(.61)
Distributions from net realized gain	(.12)	(.05)	–	(1.80)	–	–
Total distributions	(.77)	(.62)	–	(2.63)	(.63)	(.61)
Redemption fees added to paid in capitalA	–C	–C	.01	.02	–C	–C
Net asset value, end of period	$49.59	$45.28	$44.99	$43.36	$43.91	$30.60
Total ReturnD,E	11.46%	1.97%	3.76%	4.88%	46.42%	5.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.99%	1.00%	.99%	1.04%	1.08%
Expenses net of fee waivers, if any	.99%H	.98%	1.00%	.99%	1.04%	1.08%
Expenses net of all reductions	.95%H	.98%	.99%	.98%	1.02%	1.04%
Net investment income (loss)	1.60%H	1.37%	1.26%	1.56%	2.50%	2.40%B
Supplemental Data
Net assets, end of period (000 omitted)	$360,419	$430,020	$405,726	$487,582	$439,147	$296,951
Portfolio turnover rateI	66%H	63%	80%	103%	61%	193%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$53,325,632
Gross unrealized depreciation	(18,192,147)
Net unrealized appreciation (depreciation) on securities	$35,133,485
Tax cost	$332,021,969

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(24,086,581)
No expiration
Short-term	(998,155)
Long-term	(1,640,614)
Total no expiration	(2,638,769)
Total capital loss carryforward	$(26,725,350)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,491,560 and $223,831,817, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,059,500.60%		$906

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $97,612. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $84,519 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,687.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	34.0%
Australia	13.5%
China	8.2%
India	6.3%
Taiwan	6.3%
Hong Kong	5.8%
Cayman Islands	4.8%
United States of America*	3.8%
Korea (South)	3.3%
Other	14.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	36.0%
Australia	13.4%
India	7.9%
Taiwan	7.4%
China	5.4%
Hong Kong	5.3%
Bermuda	4.1%
United States of America*	3.2%
Indonesia	3.2%
Other	14.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	99.4
Short-Term Investments and Net Other Assets (Liabilities)	2.3	0.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Naspers Ltd. Class N (South Africa, Media)	3.2	2.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	3.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	2.1	1.9
Commonwealth Bank of Australia (Australia, Banks)	2.0	2.0
AIA Group Ltd. (Hong Kong, Insurance)	2.0	2.0
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	1.8	1.8
PT Bank Central Asia Tbk (Indonesia, Banks)	1.5	1.4
CSL Ltd. (Australia, Biotechnology)	1.5	1.2
SoftBank Corp. (Japan, Wireless Telecommunication Services)	1.5	1.3
Jiangsu Hengrui Medicine Co. Ltd. (A Shares) (China, Pharmaceuticals)	1.4	1.4
	20.0

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	19.9
Consumer Discretionary	15.9	14.0
Information Technology	12.8	11.6
Industrials	12.2	10.6
Health Care	11.6	14.6
Consumer Staples	10.1	11.5
Real Estate	4.8	4.8
Telecommunication Services	4.2	4.2
Materials	3.3	4.0
Energy	2.5	2.3

Fidelity® Pacific Basin Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 13.5%
1-Page Ltd. (a)(b)	872,167	$107,758
Aconex Ltd. (a)(b)	1,056,194	3,471,955
Amcor Ltd.	527,187	6,201,642
Arena (REIT) unit	2,192,142	3,496,344
Asaleo Care Ltd.	2,957,365	3,974,982
Australia & New Zealand Banking Group Ltd.	402,514	9,873,945
Blue Sky Alternative Investments Ltd.	1,304,870	7,816,693
Commonwealth Bank of Australia	240,378	15,731,567
CSL Ltd.	120,544	11,964,407
Hansen Technologies Ltd.	1,848,148	4,982,016
HUB24 Ltd. (b)	1,142,609	4,192,370
Magellan Financial Group Ltd.	227,615	4,018,931
NIB Holdings Ltd.	1,269,267	5,702,563
realestate.com.au Ltd.	175,807	8,094,807
Reliance Worldwide Corp. Ltd.	1,334,827	3,048,531
SpeedCast International Ltd.	735,710	2,098,928
Sydney Airport unit	791,380	4,082,913
Woodside Petroleum Ltd.	309,417	7,455,831

TOTAL AUSTRALIA		106,316,183

Bermuda - 3.1%
Brilliance China Automotive Holdings Ltd.	2,248,000	3,768,655
Cheung Kong Infrastructure Holdings Ltd.	1,211,000	10,610,174
Hongkong Land Holdings Ltd.	875,100	6,747,021
PAX Global Technology Ltd. (a)	4,667,000	2,891,994

TOTAL BERMUDA		24,017,844

Cayman Islands - 4.8%
Alibaba Group Holding Ltd. sponsored ADR (b)	140,700	16,250,850
China High Precision Automation Group Ltd. (b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (b)	2,572,200	3
Haitian International Holdings Ltd.	1,013,000	2,482,246
International Housewares Retail Co. Ltd.	17,378,000	3,932,104
NetEase, Inc. ADR	21,600	5,732,424
Silergy Corp.	313,000	5,654,568
SITC International Holdings Co. Ltd.	5,566,000	3,985,758

TOTAL CAYMAN ISLANDS		38,037,955

China - 8.2%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,470,794	7,040,865
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,480,811	7,855,699
Industrial & Commercial Bank of China Ltd. (H Shares)	13,110,000	8,562,073
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,381,079	10,744,508
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	357,688	4,151,018
Kweichow Moutai Co. Ltd. (A Shares)	235,450	14,122,560
Shanghai International Airport Co. Ltd. (A Shares)	960,105	4,770,232
Shenzhen Expressway Co. (H Shares)	4,216,000	3,842,902
Weifu High-Technology Co. Ltd. (B Shares)	1,382,213	3,358,531

TOTAL CHINA		64,448,388

Hong Kong - 5.8%
AIA Group Ltd.	2,207,800	15,284,736
China Resources Beer Holdings Co. Ltd.	2,050,666	4,935,297
CSPC Pharmaceutical Group Ltd.	2,992,000	4,154,300
Hang Seng Bank Ltd.	430,600	8,730,080
Magnificent Hotel Investment Ltd.	90,048,000	2,188,005
Techtronic Industries Co. Ltd.	2,368,500	10,170,267

TOTAL HONG KONG		45,462,685

India - 6.3%
Asian Paints Ltd.	364,050	6,344,685
Bharti Infratel Ltd.	1,673,826	9,234,812
CCL Products (India) Ltd. (b)	142,151	755,861
HDFC Bank Ltd.	394,066	9,619,890
Housing Development Finance Corp. Ltd.	291,623	6,972,598
Indraprastha Gas Ltd.	269,883	4,440,119
Petronet LNG Ltd.	1,254,516	8,268,800
Reliance Industries Ltd.	193,102	4,190,635

TOTAL INDIA		49,827,400

Indonesia - 3.1%
PT Bank Central Asia Tbk	9,167,900	12,208,735
PT Bank Rakyat Indonesia Tbk	8,236,100	7,971,017
PT Gudang Garam Tbk	886,300	4,415,209

TOTAL INDONESIA		24,594,961

Israel - 0.8%
Sarine Technologies Ltd.	4,391,400	6,034,777
Japan - 34.0%
Arcland Service Holdings Co. Ltd. (b)	191,500	5,282,462
Astellas Pharma, Inc.	442,600	5,836,616
Bank of Kyoto Ltd.	722,000	5,712,527
Broadleaf Co. Ltd.	293,902	1,906,178
Create SD Holdings Co. Ltd.	211,800	4,974,141
DaikyoNishikawa Corp.	186,500	2,367,325
Daito Trust Construction Co. Ltd.	51,200	7,532,451
Dentsu, Inc.	102,100	5,751,855
East Japan Railway Co.	78,300	6,991,686
Fanuc Corp.	41,400	8,428,878
Harmonic Drive Systems, Inc. (a)	96,500	3,034,156
Hoya Corp.	151,200	7,221,250
Hulic Co. Ltd.	321,400	3,027,316
Japan Tobacco, Inc.	233,600	7,766,061
Kakaku.com, Inc.	304,100	4,383,841
Kao Corp.	149,000	8,217,556
KDDI Corp.	355,000	9,412,496
Keyence Corp.	21,800	8,761,068
Misumi Group, Inc.	262,700	4,974,745
Mitsubishi Pencil Co. Ltd.	71,300	3,952,761
Mitsui Fudosan Co. Ltd.	227,000	4,987,993
Morinaga & Co. Ltd.	94,600	4,472,231
Murata Manufacturing Co. Ltd.	42,000	5,630,769
Nakanishi, Inc.	143,500	5,638,305
Nidec Corp.	70,700	6,481,758
Nihon M&A Center, Inc.	113,600	3,882,628
Nihon Parkerizing Co. Ltd.	337,200	4,328,623
Nitori Holdings Co. Ltd.	56,500	7,354,250
Olympus Corp.	116,400	4,479,534
Open House Co. Ltd.	191,800	4,704,025
ORIX Corp.	513,500	7,835,510
PALTAC Corp.	95,500	2,818,524
PeptiDream, Inc. (a)(b)	51,000	3,051,536
ProNexus, Inc.	276,400	3,461,354
Rakuten, Inc.	432,400	4,425,821
Shionogi & Co. Ltd.	170,700	8,778,857
SK Kaken Co. Ltd.	48,000	4,564,252
SMC Corp.	20,600	5,800,709
SMS Co., Ltd.	210,300	5,597,310
SoftBank Corp.	154,600	11,726,830
Sosei Group Corp. (a)(b)	22,700	2,331,599
Start Today Co. Ltd.	256,400	5,474,160
Subaru Corp.	256,700	9,699,219
Sundrug Co. Ltd.	144,600	5,071,864
The Suruga Bank Ltd.	313,800	6,556,091
Tokyo Century Corp.	111,800	3,851,195
Toshiba Plant Systems & Services Corp.	355,900	5,788,264
Welcia Holdings Co. Ltd.	95,800	3,085,194

TOTAL JAPAN		267,413,774

Korea (South) - 3.3%
BGFretail Co. Ltd.	44,752	4,307,616
Coway Co. Ltd.	35,473	3,133,823
KEPCO Plant Service & Engineering Co. Ltd.	88,695	4,475,293
LG Household & Health Care Ltd.	5,939	4,521,074
Loen Entertainment, Inc.	60,869	4,703,222
Medy-Tox, Inc.	10,750	4,726,749

TOTAL KOREA (SOUTH)		25,867,777

New Zealand - 1.4%
EBOS Group Ltd.	408,279	5,132,739
Ryman Healthcare Group Ltd.	925,540	5,484,156

TOTAL NEW ZEALAND		10,616,895

Philippines - 1.0%
Ayala Land, Inc.	5,832,700	4,105,447
D&L Industries, Inc.	13,974,600	3,566,691

TOTAL PHILIPPINES		7,672,138

Singapore - 0.3%
Wing Tai Holdings Ltd.	1,890,100	2,556,840
South Africa - 3.2%
Naspers Ltd. Class N	131,400	24,985,905
Taiwan - 6.3%
Advantech Co. Ltd.	590,000	4,763,260
CTCI Corp.	3,474,000	6,069,126
ECLAT Textile Co. Ltd.	317,000	3,466,516
Nien Made Enterprise Co. Ltd.	643,000	6,499,570
Taiwan Semiconductor Manufacturing Co. Ltd.	3,690,000	23,729,693
Voltronic Power Technology Corp.	329,703	4,696,329

TOTAL TAIWAN		49,224,494

Thailand - 1.1%
Bangkok Bank PCL (For. Reg.)	882,400	4,769,040
Thai Beverage PCL	6,086,700	4,029,773

TOTAL THAILAND		8,798,813

United States of America - 1.5%
China Biologic Products, Inc. (b)	41,600	4,908,800
GI Dynamics, Inc. CDI (b)	5,561,290	274,843
ResMed, Inc. CDI	923,110	6,331,619

TOTAL UNITED STATES OF AMERICA		11,515,262

TOTAL COMMON STOCKS
(Cost $612,405,598)		767,392,091

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.85% (c)	16,365,966	16,369,239
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	9,668,007	9,668,975
TOTAL MONEY MARKET FUNDS
(Cost $26,037,890)		26,038,214
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $638,443,488)		793,430,305
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(7,509,176)
NET ASSETS - 100%		$785,921,129

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,065
Fidelity Securities Lending Cash Central Fund	145,828
Total	$195,893

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,515,886	$99,529,981	$24,985,905	$--
Consumer Staples	78,800,437	78,800,437	--	--
Energy	19,915,266	19,915,266	--	--
Financials	145,409,561	135,789,671	9,619,890	--
Health Care	91,059,818	85,223,202	5,836,616	--
Industrials	96,285,046	87,856,168	8,428,878	--
Information Technology	101,719,385	77,881,932	23,729,693	107,760
Materials	25,005,896	25,005,893	--	3
Real Estate	37,157,437	37,157,437	--	--
Telecommunication Services	32,473,066	11,333,740	21,139,326	--
Utilities	15,050,293	15,050,293	--	--
Money Market Funds	26,038,214	26,038,214	--	--
Total Investments in Securities:	$793,430,305	$699,582,234	$93,740,308	$107,763

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$19,827,286
Level 2 to Level 1	$7,869,143

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,183,913) — See accompanying schedule: Unaffiliated issuers (cost $612,405,598)	$767,392,091
Fidelity Central Funds (cost $26,037,890)	26,038,214
Total Investments (cost $638,443,488)		$793,430,305
Receivable for investments sold		3,984,885
Receivable for fund shares sold		721,047
Dividends receivable		1,950,313
Distributions receivable from Fidelity Central Funds		56,285
Prepaid expenses		437
Other receivables		60,545
Total assets		800,203,817
Liabilities
Payable for investments purchased	$2,931,164
Payable for fund shares redeemed	344,411
Accrued management fee	546,590
Other affiliated payables	139,983
Other payables and accrued expenses	652,126
Collateral on securities loaned	9,668,414
Total liabilities		14,282,688
Net Assets		$785,921,129
Net Assets consist of:
Paid in capital		$629,603,668
Undistributed net investment income		1,390,363
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		471,816
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		154,455,282
Net Assets, for 26,293,002 shares outstanding		$785,921,129
Net Asset Value, offering price and redemption price per share ($785,921,129 ÷ 26,293,002 shares)		$29.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$5,528,761
Income from Fidelity Central Funds		195,893
Income before foreign taxes withheld		5,724,654
Less foreign taxes withheld		(401,127)
Total income		5,323,527
Expenses
Management fee
Basic fee	$2,465,048
Performance adjustment	524,820
Transfer agent fees	632,051
Accounting and security lending fees	173,412
Custodian fees and expenses	95,201
Independent trustees' fees and expenses	1,415
Registration fees	18,898
Audit	46,005
Legal	800
Miscellaneous	2,679
Total expenses before reductions	3,960,329
Expense reductions	(45,130)	3,915,199
Net investment income (loss)		1,408,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,142,109
Fidelity Central Funds	593
Foreign currency transactions	(423,496)
Total net realized gain (loss)		6,719,206
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $477,073)	37,691,428
Assets and liabilities in foreign currencies	49,585
Total change in net unrealized appreciation (depreciation)		37,741,013
Net gain (loss)		44,460,219
Net increase (decrease) in net assets resulting from operations		$45,868,547

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,408,328	$5,670,296
Net realized gain (loss)	6,719,206	12,054,415
Change in net unrealized appreciation (depreciation)	37,741,013	55,378,405
Net increase (decrease) in net assets resulting from operations	45,868,547	73,103,116
Distributions to shareholders from net investment income	(4,211,416)	(8,723,132)
Distributions to shareholders from net realized gain	(11,304,324)	(22,916,293)
Total distributions	(15,515,740)	(31,639,425)
Share transactions
Proceeds from sales of shares	132,900,178	74,529,168
Reinvestment of distributions	14,752,434	30,030,138
Cost of shares redeemed	(80,467,265)	(111,767,463)
Net increase (decrease) in net assets resulting from share transactions	67,185,347	(7,208,157)
Redemption fees	64,628	30,553
Total increase (decrease) in net assets	97,602,782	34,286,087
Net Assets
Beginning of period	688,318,347	654,032,260
End of period	$785,921,129	$688,318,347
Other Information
Undistributed net investment income end of period	$1,390,363	$4,193,451
Shares
Sold	4,765,622	2,706,719
Issued in reinvestment of distributions	557,537	1,147,503
Redeemed	(2,916,360)	(4,183,480)
Net increase (decrease)	2,406,799	(329,258)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$28.82	$27.01	$28.92	$31.47	$24.85	$22.96
Income from Investment Operations
Net investment income (loss)A	.06	.24	.37B	.31	.12	.30
Net realized and unrealized gain (loss)	1.64	2.88	(.49)	1.25	7.26	1.79
Total from investment operations	1.70	3.12	(.12)	1.56	7.38	2.09
Distributions from net investment income	(.17)	(.36)	(.18)	(.18)	(.29)	(.12)
Distributions from net realized gain	(.46)	(.95)	(1.61)	(3.93)	(.47)	(.08)
Total distributions	(.63)	(1.31)	(1.79)	(4.11)	(.76)	(.20)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$29.89	$28.82	$27.01	$28.92	$31.47	$24.85
Total ReturnD,E	6.18%	12.05%	(.29)%	5.68%	30.58%	9.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.19%	1.17%	1.18%	1.23%	1.28%
Expenses net of fee waivers, if any	1.12%H	1.19%	1.17%	1.18%	1.22%	1.28%
Expenses net of all reductions	1.11%H	1.19%	1.17%	1.18%	1.21%	1.26%
Net investment income (loss)	.40%H	.87%	1.34%B	1.09%	.42%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$785,921	$688,318	$654,032	$697,202	$719,675	$581,254
Portfolio turnover rateI	30%H	30%	36%	30%	82%	26%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$180,996,135
Gross unrealized depreciation	(32,186,761)
Net unrealized appreciation (depreciation) on securities	$148,809,374
Tax cost	$644,620,931

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $140,780,953 and $103,153,262, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $328 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,176 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,934. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $145,828, including $247 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42,127 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,003.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 21% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Fidelity Canada
Class A	1.34%
Actual		$1,000.00	$1,031.70	$6.75
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class M	1.63%
Actual		$1,000.00	$1,030.10	$8.20
Hypothetical-C		$1,000.00	$1,016.71	$8.15
Class C	2.06%
Actual		$1,000.00	$1,028.20	$10.36
Hypothetical-C		$1,000.00	$1,014.58	$10.29
Canada	1.02%
Actual		$1,000.00	$1,033.60	$5.14
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class I	.99%
Actual		$1,000.00	$1,033.60	$4.99
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Fidelity China Region
Class A	1.32%
Actual		$1,000.00	$1,112.90	$6.92
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.66%
Actual		$1,000.00	$1,111.00	$8.69
Hypothetical-C		$1,000.00	$1,016.56	$8.30
Class C	2.05%
Actual		$1,000.00	$1,108.80	$10.72
Hypothetical-C		$1,000.00	$1,014.63	$10.24
China Region	1.01%
Actual		$1,000.00	$1,114.70	$5.30
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.01%
Actual		$1,000.00	$1,114.70	$5.30
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Fidelity Emerging Asia	1.11%
Actual		$1,000.00	$1,110.80	$5.81
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Fidelity Emerging Markets
Emerging Markets	.99%
Actual		$1,000.00	$1,096.30	$5.15
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class K	.83%
Actual		$1,000.00	$1,097.60	$4.32
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Fidelity Europe
Class A	1.31%
Actual		$1,000.00	$1,119.50	$6.88
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.60%
Actual		$1,000.00	$1,118.00	$8.40
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.09%
Actual		$1,000.00	$1,115.00	$10.96
Hypothetical-C		$1,000.00	$1,014.43	$10.44
Europe	.98%
Actual		$1,000.00	$1,121.50	$5.15
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class I	.97%
Actual		$1,000.00	$1,121.40	$5.10
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Fidelity Japan Fund
Class A	1.08%
Actual		$1,000.00	$1,046.90	$5.48
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class M	1.43%
Actual		$1,000.00	$1,045.10	$7.25
Hypothetical-C		$1,000.00	$1,017.70	$7.15
Class C	1.79%
Actual		$1,000.00	$1,043.40	$9.07
Hypothetical-C		$1,000.00	$1,015.92	$8.95
Japan	.80%
Actual		$1,000.00	$1,048.80	$4.06
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class I	.75%
Actual		$1,000.00	$1,049.50	$3.81
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Fidelity Japan Smaller Companies	.96%
Actual		$1,000.00	$1,051.00	$4.88
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Fidelity Latin America Fund
Class A	1.39%
Actual		$1,000.00	$1,026.60	$6.98
Hypothetical-C		$1,000.00	$1,017.90	$6.95
Class M	1.67%
Actual		$1,000.00	$1,025.30	$8.39
Hypothetical-C		$1,000.00	$1,016.51	$8.35
Class C	2.15%
Actual		$1,000.00	$1,023.00	$10.78
Hypothetical-C		$1,000.00	$1,014.13	$10.74
Latin America	1.12%
Actual		$1,000.00	$1,028.40	$5.63
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.03%
Actual		$1,000.00	$1,028.60	$5.18
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Fidelity Nordic	.99%
Actual		$1,000.00	$1,114.60	$5.19
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Fidelity Pacific Basin	1.12%
Actual		$1,000.00	$1,061.80	$5.73
Hypothetical-C		$1,000.00	$1,019.24	$5.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TIF-SANN-0617
1.703611.119

Fidelity® Global Equity Income Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	47.7%
United Kingdom	10.0%
Japan	9.5%
Canada	4.3%
Ireland	3.4%
Netherlands	2.8%
Switzerland	2.4%
Germany	2.4%
Israel	1.9%
Other	15.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	45.1%
Japan	13.2%
United Kingdom	9.8%
Canada	5.1%
Ireland	4.0%
Taiwan	3.0%
Germany	3.0%
Israel	2.3%
France	1.9%
Other	12.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.4	97.5
Short-Term Investments and Net Other Assets (Liabilities)	5.6	2.5

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.9	3.0
Micro Focus International PLC (United Kingdom, Software)	2.2	1.8
Chevron Corp. (United States of America, Oil, Gas & Consumable Fuels)	2.0	2.1
Microsoft Corp. (United States of America, Software)	1.9	2.3
Bank of America Corp. (United States of America, Banks)	1.8	1.5
JPMorgan Chase & Co. (United States of America, Banks)	1.8	1.7
Suncor Energy, Inc. (Canada, Oil, Gas & Consumable Fuels)	1.7	1.8
Wells Fargo & Co. (United States of America, Banks)	1.7	1.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	1.6	0.7
Johnson & Johnson (United States of America, Pharmaceuticals)	1.5	2.1
	19.1

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.1
Information Technology	16.3	17.8
Consumer Staples	13.9	14.1
Health Care	12.4	14.2
Consumer Discretionary	10.6	12.8
Industrials	7.6	5.7
Energy	7.4	7.7
Materials	3.6	3.0
Telecommunication Services	3.1	3.5
Real Estate	1.8	2.6

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
		Shares	Value
Australia - 0.2%
Asaleo Care Ltd.		129,316	$173,813
Austria - 0.0%
RHI AG		1,000	29,139
Bailiwick of Jersey - 1.0%
Wolseley PLC		12,146	771,965
Belgium - 1.6%
Anheuser-Busch InBev SA NV		6,500	733,007
KBC Groep NV		6,461	466,476

TOTAL BELGIUM			1,199,483

Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,200	331,135
Constellation Software, Inc.		1,300	594,578
Fairfax Financial Holdings Ltd. (sub. vtg.)		541	247,305
Imperial Oil Ltd.		22,800	663,264
PrairieSky Royalty Ltd.		5,100	111,150
Suncor Energy, Inc.		42,500	1,331,929

TOTAL CANADA			3,279,361

Cayman Islands - 0.7%
Goodbaby International Holdings Ltd.		263,000	119,356
SITC International Holdings Co. Ltd.		551,000	394,566

TOTAL CAYMAN ISLANDS			513,922

Chile - 0.5%
Vina San Pedro SA		37,219,054	362,484
China - 0.2%
Shanghai International Airport Co. Ltd. (A Shares)		37,168	184,667
Denmark - 0.2%
Pandora A/S		1,300	140,505
France - 1.0%
Cegedim SA (a)		6,000	166,924
Maisons du Monde SA		6,400	222,113
VINCI SA		4,700	400,621

TOTAL FRANCE			789,658

Germany - 2.4%
adidas AG		2,868	574,524
AURELIUS AG (b)		8,099	399,648
SAP AG		8,269	828,273

TOTAL GERMANY			1,802,445

Hong Kong - 1.2%
Techtronic Industries Co. Ltd.		220,500	946,820
Ireland - 3.4%
Accenture PLC Class A		7,640	926,732
Allergan PLC		2,100	512,106
Medtronic PLC		13,800	1,146,642

TOTAL IRELAND			2,585,480

Isle of Man - 1.5%
Paysafe Group PLC (a)		124,700	733,100
Playtech Ltd.		32,778	407,134

TOTAL ISLE OF MAN			1,140,234

Israel - 1.9%
Bezeq The Israel Telecommunication Corp. Ltd.		279,400	470,192
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.		2,896	138,331
Teva Pharmaceutical Industries Ltd. sponsored ADR		26,950	851,081

TOTAL ISRAEL			1,459,604

Italy - 0.3%
Prada SpA		44,000	206,471
Japan - 9.5%
A/S One Corp.		11,200	495,824
Astellas Pharma, Inc.		14,000	184,620
Broadleaf Co. Ltd.		21,600	140,092
Daiichikosho Co. Ltd.		21,800	945,530
Daito Trust Construction Co. Ltd.		1,500	220,677
Hoya Corp.		16,400	783,257
Inaba Denki Sangyo Co. Ltd.		5,800	210,720
Japan Meat Co. Ltd.		18,600	309,513
KDDI Corp.		20,900	554,144
Morinaga & Co. Ltd.		8,600	406,566
Nippon Telegraph & Telephone Corp.		13,100	561,409
Olympus Corp.		11,000	423,324
Recruit Holdings Co. Ltd.		9,100	459,592
Shinsei Bank Ltd.		106,000	197,784
Sony Corp.		26,000	892,173
Tsuruha Holdings, Inc.		4,500	456,156

TOTAL JAPAN			7,241,381

Kenya - 0.3%
Safaricom Ltd.		1,433,700	267,430
Korea (South) - 1.1%
Coway Co. Ltd.		1,811	159,991
Hyundai Fire & Marine Insurance Co. Ltd.		3,037	97,976
Samsung Electronics Co. Ltd.		294	576,577

TOTAL KOREA (SOUTH)			834,544

Luxembourg - 0.3%
B&M European Value Retail S.A.		46,571	203,274
Multi-National - 0.6%
HKT Trust/HKT Ltd. unit		351,600	449,764
Netherlands - 2.8%
Koninklijke Philips Electronics NV		14,100	486,908
LyondellBasell Industries NV Class A		9,900	839,124
Unilever NV (Certificaten Van Aandelen) (Bearer)		16,000	838,168

TOTAL NETHERLANDS			2,164,200

South Africa - 1.0%
Capitec Bank Holdings Ltd.		8,000	456,483
EOH Holdings Ltd.		26,000	275,200

TOTAL SOUTH AFRICA			731,683

Spain - 0.8%
Amadeus IT Holding SA Class A		8,000	431,363
Prosegur Cash SA		82,800	211,054

TOTAL SPAIN			642,417

Sweden - 0.6%
Loomis AB (B Shares)		13,000	471,871
Switzerland - 2.4%
Banque Cantonale Vaudoise		570	413,035
Chubb Ltd.		3,800	521,550
Galenica Sante Ltd.		970	42,407
Nestle SA (Reg. S)		11,447	881,654

TOTAL SWITZERLAND			1,858,646

Taiwan - 1.8%
ECLAT Textile Co. Ltd.		25,298	276,643
Taiwan Semiconductor Manufacturing Co. Ltd.		173,000	1,112,530

TOTAL TAIWAN			1,389,173

United Kingdom - 10.0%
BAE Systems PLC		43,400	352,494
Beijing Yanjing Brewery ELS (UBS Warrant Programme) warrants 10/6/17 (a)(c)		62,500	63,194
Booker Group PLC		211,700	531,936
British American Tobacco PLC (United Kingdom)		16,800	1,135,065
GlaxoSmithKline PLC		60,812	1,224,016
Hilton Food Group PLC		56,200	560,121
Imperial Tobacco Group PLC		9,433	462,070
ITV PLC		174,900	475,714
Jiangsu Yanghe Brewery JSC Ltd. ELS (UBS Warrant Programme) warrants 10/23/17 (a)(c)		7,672	89,035
London Stock Exchange Group PLC		2,500	109,542
Mears Group PLC		25,900	174,773
Micro Focus International PLC		50,000	1,675,989
Moneysupermarket.com Group PLC		40,600	181,892
St. James's Place Capital PLC		30,291	450,394
The Restaurant Group PLC		13,200	59,753
Wuliangye Yibin Co. Ltd. ELS (A Shares) (UBS Warrant Programme) warrants 3/7/19 (a)(c)		13,648	90,083

TOTAL UNITED KINGDOM			7,636,071

United States of America - 42.1%
American Tower Corp.		8,960	1,128,422
AMETEK, Inc.		16,600	949,520
Amgen, Inc.		7,220	1,179,170
Apple, Inc.		15,650	2,248,123
AutoZone, Inc. (a)		800	553,752
Ball Corp.		3,900	299,871
Bank of America Corp.		59,880	1,397,599
Bristol-Myers Squibb Co.		4,600	257,830
Capital One Financial Corp.		5,600	450,128
Caterpillar, Inc.		4,600	470,396
Cedar Fair LP (depositary unit)		4,100	293,847
Charter Communications, Inc. Class A (a)		1,000	345,160
Chevron Corp.		14,465	1,543,416
Citigroup, Inc.		16,800	993,216
Comcast Corp. Class A		18,700	732,853
ConocoPhillips Co.		21,600	1,034,856
Danaher Corp.		7,000	583,310
Deluxe Corp.		2,700	194,157
Diamond Hill Investment Group, Inc.		2,900	586,235
Dr. Pepper Snapple Group, Inc.		4,841	443,678
E.I. du Pont de Nemours & Co.		8,300	661,925
Exxon Mobil Corp.		11,030	900,600
Fortive Corp.		4,200	265,692
Johnson & Johnson		9,600	1,185,312
JPMorgan Chase & Co.		15,630	1,359,810
L Brands, Inc.		8,800	464,728
Microsoft Corp.		21,664	1,483,117
Molson Coors Brewing Co. Class B		8,200	786,298
Monsanto Co.		3,200	373,152
MSCI, Inc.		8,400	842,688
PepsiCo, Inc.		6,300	713,664
PPG Industries, Inc.		2,700	296,568
Procter & Gamble Co.		8,159	712,525
Qualcomm, Inc.		6,100	327,814
Roper Technologies, Inc.		700	153,090
S&P Global, Inc.		6,340	850,765
Sabre Corp.		9,600	224,736
Stock Yards Bancorp, Inc.		3,000	123,000
SunTrust Banks, Inc.		14,900	846,469
The Coca-Cola Co.		16,400	707,660
Total System Services, Inc.		6,900	395,439
U.S. Bancorp		17,580	901,502
Verizon Communications, Inc.		3,900	179,049
VF Corp.		5,800	316,854
W.R. Grace & Co.		2,800	195,216
Wells Fargo & Co.		23,757	1,279,077

TOTAL UNITED STATES OF AMERICA			32,232,289

TOTAL COMMON STOCKS
(Cost $60,049,284)			71,708,794

Nonconvertible Preferred Stocks - 0.7%
Spain - 0.7%
Grifols SA Class B
(Cost $420,916)		25,200	537,890
		Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. 7.9% 3/31/40(e)	CAD
(Cost $2,060)		2,400	2,044
		Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.85% (f)		4,360,072	4,360,944
Fidelity Securities Lending Cash Central Fund 0.86% (f)(g)		314,971	315,002
TOTAL MONEY MARKET FUNDS
(Cost $4,675,793)			4,675,946
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $65,148,053)			76,924,674
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(368,812)
NET ASSETS - 100%			$76,555,862

Currency Abbreviations

CAD – Canadian dollar

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $242,312 or 0.3% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,535
Fidelity Securities Lending Cash Central Fund	1,156
Total	$9,691

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,930,061	$7,037,888	$892,173	$--
Consumer Staples	10,726,251	7,138,357	3,587,894	--
Energy	5,585,215	5,585,215	--	--
Financials	13,444,048	13,201,736	242,312	--
Health Care	9,531,306	8,122,670	1,408,636	--
Industrials	5,941,032	3,929,044	2,011,988	--
Information Technology	12,562,689	10,621,886	1,940,803	--
Materials	2,694,995	2,694,995	--	--
Real Estate	1,349,099	1,349,099	--	--
Telecommunication Services	2,481,988	1,366,435	1,115,553	--
Corporate Bonds	2,044	--	2,044	--
Money Market Funds	4,675,946	4,675,946	--	--
Total Investments in Securities:	$76,924,674	$65,723,271	$11,201,403	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,201,202
Level 2 to Level 1	$837,899

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $295,977) — See accompanying schedule: Unaffiliated issuers (cost $60,472,260)	$72,248,728
Fidelity Central Funds (cost $4,675,793)	4,675,946
Total Investments (cost $65,148,053)		$76,924,674
Receivable for investments sold		18,510
Receivable for fund shares sold		80,015
Dividends receivable		206,543
Interest receivable		12
Distributions receivable from Fidelity Central Funds		3,874
Prepaid expenses		49
Other receivables		704
Total assets		77,234,381
Liabilities
Payable for fund shares redeemed	$260,104
Accrued management fee	43,855
Other affiliated payables	19,907
Other payables and accrued expenses	39,653
Collateral on securities loaned	315,000
Total liabilities		678,519
Net Assets		$76,555,862
Net Assets consist of:
Paid in capital		$65,695,592
Undistributed net investment income		120,333
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,036,598)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,776,535
Net Assets, for 5,854,973 shares outstanding		$76,555,862
Net Asset Value, offering price and redemption price per share ($76,555,862 ÷ 5,854,973 shares)		$13.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$809,504
Interest		103
Income from Fidelity Central Funds		9,691
Income before foreign taxes withheld		819,298
Less foreign taxes withheld		(47,349)
Total income		771,949
Expenses
Management fee	$255,479
Transfer agent fees	97,115
Accounting and security lending fees	19,025
Custodian fees and expenses	8,771
Independent trustees' fees and expenses	149
Registration fees	20,869
Audit	32,534
Legal	87
Miscellaneous	293
Total expenses before reductions	434,322
Expense reductions	(1,024)	433,298
Net investment income (loss)		338,651
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	357,146
Fidelity Central Funds	(89)
Foreign currency transactions	(12,928)
Total net realized gain (loss)		344,129
Change in net unrealized appreciation (depreciation) on: Investment securities	5,554,876
Assets and liabilities in foreign currencies	4,643
Total change in net unrealized appreciation (depreciation)		5,559,519
Net gain (loss)		5,903,648
Net increase (decrease) in net assets resulting from operations		$6,242,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$338,651	$898,420
Net realized gain (loss)	344,129	(1,275,087)
Change in net unrealized appreciation (depreciation)	5,559,519	1,963,524
Net increase (decrease) in net assets resulting from operations	6,242,299	1,586,857
Distributions to shareholders from net investment income	(284,999)	(921,832)
Distributions to shareholders from net realized gain	–	(910,524)
Total distributions	(284,999)	(1,832,356)
Share transactions
Proceeds from sales of shares	11,227,326	29,645,365
Reinvestment of distributions	265,998	1,694,504
Cost of shares redeemed	(12,571,061)	(27,349,989)
Net increase (decrease) in net assets resulting from share transactions	(1,077,737)	3,989,880
Redemption fees	1,610	4,736
Total increase (decrease) in net assets	4,881,173	3,749,117
Net Assets
Beginning of period	71,674,689	67,925,572
End of period	$76,555,862	$71,674,689
Other Information
Undistributed net investment income end of period	$120,333	$66,681
Shares
Sold	900,105	2,505,409
Issued in reinvestment of distributions	21,606	141,047
Redeemed	(1,010,431)	(2,305,213)
Net increase (decrease)	(88,720)	341,243

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$12.06	$12.12	$12.87	$12.20	$10.16	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.15	.16	.28C	.22	.08
Net realized and unrealized gain (loss)	1.01	.11	.21	.92	2.06	.15
Total from investment operations	1.07	.26	.37	1.20	2.28	.23
Distributions from net investment income	(.05)	(.15)	(.16)	(.25)	(.21)	(.07)
Distributions from net realized gain	–	(.16)	(.95)	(.28)	(.03)	–
Total distributions	(.05)	(.32)D	(1.12)E	(.53)	(.24)	(.07)
Redemption fees added to paid in capitalB,F	–	–	–	–	–	–
Net asset value, end of period	$13.08	$12.06	$12.12	$12.87	$12.20	$10.16
Total ReturnG,H	8.88%	2.13%	2.93%	10.10%	22.73%	2.25%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.18%K	1.18%	1.15%	1.16%	1.28%	2.18%K
Expenses net of fee waivers, if any	1.18%K	1.18%	1.15%	1.16%	1.20%	1.20%K
Expenses net of all reductions	1.18%K	1.18%	1.14%	1.16%	1.19%	1.17%K
Net investment income (loss)	.92%K	1.24%	1.27%	2.21%C	1.94%	1.62%K
Supplemental Data
Net assets, end of period (000 omitted)	$76,556	$71,675	$67,926	$52,038	$42,271	$26,838
Portfolio turnover rateL	47%K	40%	64%	92%	66%	33%M

 A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.56%.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.162 per share.

 E Total distributions of $1.12 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.954 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$13,560,022
Gross unrealized depreciation	(1,845,721)
Net unrealized appreciation (depreciation) on securities	$11,714,301
Tax cost	$65,210,373

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(854,867)
Long-term	(246,944)
Total no expiration	$(1,101,811)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,664,258 and $20,238,070, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $212 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $124 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $202,251. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,156, including $294 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $699 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $325.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Actual	1.18%	$1,000.00	$1,088.80	$6.11
Hypothetical-C		$1,000.00	$1,018.94	$5.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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GED-SANN-0617
1.938166.104

Fidelity® Global Commodity Stock Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	6.4	5.7
BHP Billiton PLC	4.4	4.2
Chevron Corp.	4.2	4.0
Rio Tinto PLC	4.1	3.5
Archer Daniels Midland Co.	3.5	3.4
Glencore Xstrata PLC	3.4	2.4
Potash Corp. of Saskatchewan, Inc.	2.6	2.3
Suncor Energy, Inc.	2.2	2.4
Anadarko Petroleum Corp.	2.2	2.3
Total SA	2.2	2.2
	35.2

Top Sectors (% of fund's net assets)

As of April 30, 2017
Energy	34.5%
Metals	31.3%
Agriculture	28.7%
Other	3.9%
Short-Term Investments and Net Other Assets	1.6%

As of October 31, 2016
Agriculture	32.2%
Energy	30.3%
Metals	30.2%
Other	6.3%
Short-Term Investments and Net Other Assets	1.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Chemicals - 20.9%
Commodity Chemicals - 0.6%
LyondellBasell Industries NV Class A	27,100	$2,296,996
Westlake Chemical Corp.	3,300	205,425
		2,502,421
Diversified Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	10,500	837,375
The Chemours Co. LLC	21,300	858,177
The Dow Chemical Co.	700	43,960
		1,739,512
Fertilizers & Agricultural Chemicals - 19.6%
Agrium, Inc.	97,000	9,104,165
CF Industries Holdings, Inc.	257,160	6,876,458
FMC Corp.	71,000	5,199,330
Intrepid Potash, Inc. (a)	149,300	270,233
K&S AG (b)	120,300	2,870,492
Monsanto Co.	230,200	26,843,625
Potash Corp. of Saskatchewan, Inc.	646,200	10,897,421
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	51,000	1,813,050
Syngenta AG (a)	16,496	7,647,844
The Mosaic Co.	205,561	5,535,758
UPL Ltd. (a)	75,800	950,477
Yara International ASA	98,000	3,643,326
		81,652,179
Specialty Chemicals - 0.3%
Novozymes A/S Series B	1,000	43,203
Platform Specialty Products Corp. (a)	29,500	418,015
W.R. Grace & Co.	12,400	864,528
		1,325,746

TOTAL CHEMICALS		87,219,858

Construction & Engineering - 0.3%
Construction & Engineering - 0.3%
KBR, Inc.	85,200	1,197,060
Construction Materials - 0.2%
Construction Materials - 0.2%
Eagle Materials, Inc.	9,100	873,327
Containers & Packaging - 0.0%
Paper Packaging - 0.0%
WestRock Co.	359	19,228
Energy Equipment & Services - 0.3%
Oil & Gas Equipment & Services - 0.3%
Baker Hughes, Inc.	18,200	1,080,534
Food Products - 7.1%
Agricultural Products - 6.9%
Archer Daniels Midland Co.	316,400	14,475,300
Bunge Ltd.	83,500	6,599,005
Darling International, Inc. (a)	180,800	2,735,504
First Resources Ltd.	1,505,600	2,020,542
Ingredion, Inc.	6,900	854,358
SLC Agricola SA	350,000	2,161,277
		28,845,986
Packaged Foods & Meats - 0.2%
Adecoagro SA (a)	72,600	805,134

TOTAL FOOD PRODUCTS		29,651,120

Independent Power and Renewable Electricity Producers - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Calpine Corp. (a)	111,600	1,138,320
China Resources Power Holdings Co. Ltd.	478,000	861,566
The AES Corp.	37,100	419,601
		2,419,487
Machinery - 1.0%
Agricultural & Farm Machinery - 0.6%
AGCO Corp.	13,500	863,865
Deere & Co.	1,900	212,059
Jain Irrigation Systems Ltd.	824,359	1,436,121
		2,512,045
Construction Machinery & Heavy Trucks - 0.4%
Allison Transmission Holdings, Inc.	43,100	1,667,108
Caterpillar, Inc.	600	61,356
		1,728,464

TOTAL MACHINERY		4,240,509

Metals & Mining - 30.3%
Copper - 2.2%
Antofagasta PLC	4,100	44,500
First Quantum Minerals Ltd.	483,324	4,606,458
Freeport-McMoRan, Inc. (a)	343,800	4,383,450
		9,034,408
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom) (a)	329,951	4,728,656
Arizona Mining, Inc. (a)	620,900	859,676
BHP Billiton PLC	1,188,404	18,117,466
Boliden AB (b)	27,900	797,566
Glencore Xstrata PLC	3,563,919	14,016,447
Grupo Mexico SA de CV Series B	272,611	801,820
Ivanhoe Mines Ltd. (a)	395,500	1,387,821
Korea Zinc Co. Ltd.	2,792	1,044,300
MMC Norilsk Nickel PJSC sponsored ADR	51,300	789,251
Rio Tinto PLC	437,387	17,255,018
South32 Ltd.	655,278	1,357,930
Sumitomo Metal Mining Co. Ltd.	103,000	1,396,587
Teck Resources Ltd. Class B (sub. vtg.)	122,200	2,535,221
Turquoise Hill Resources Ltd. (a)	271,300	739,340
		65,827,099
Gold - 6.7%
Acacia Mining PLC	40,000	204,952
Agnico Eagle Mines Ltd. (Canada)	45,800	2,189,260
AngloGold Ashanti Ltd. sponsored ADR	88,000	1,005,840
B2Gold Corp. (a)	691,280	1,736,999
Barrick Gold Corp.	250,400	4,186,021
Compania de Minas Buenaventura SA sponsored ADR	54,200	650,942
Continental Gold, Inc. (a)	375,900	848,154
Eldorado Gold Corp.	178,200	651,418
Franco-Nevada Corp.	20,100	1,367,044
Goldcorp, Inc.	42,510	592,315
Newcrest Mining Ltd.	120,542	1,909,941
Newmont Mining Corp.	147,100	4,973,451
Premier Gold Mines Ltd. (a)	1,433,200	2,897,793
Randgold Resources Ltd. sponsored ADR	22,900	2,014,971
SEMAFO, Inc. (a)	362,500	833,852
Tahoe Resources, Inc.	121,000	980,374
Torex Gold Resources, Inc. (a)	50,070	848,041
		27,891,368
Precious Metals & Minerals - 0.4%
Fresnillo PLC	42,800	804,910
Gold Standard Ventures Corp. (a)	477,700	808,386
Impala Platinum Holdings Ltd. (a)	67,400	216,273
		1,829,569
Silver - 0.5%
Silver Wheaton Corp.	110,200	2,199,075
Steel - 4.7%
ArcelorMittal SA Class A unit (a)(b)	504,610	3,935,958
Fortescue Metals Group Ltd.	220,700	877,531
Hyundai Steel Co.	24,552	1,184,867
JFE Holdings, Inc.	117,500	2,003,218
Nippon Steel & Sumitomo Metal Corp.	68,400	1,540,419
Nucor Corp.	75,192	4,611,525
POSCO	17,262	4,076,341
Thyssenkrupp AG	67,100	1,597,426
		19,827,285

TOTAL METALS & MINING		126,608,804

Oil, Gas & Consumable Fuels - 33.9%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc. (a)(b)	12,200	856,928
Integrated Oil & Gas - 15.4%
BP PLC	793,100	4,540,193
Cenovus Energy, Inc.	300,300	2,994,090
Chevron Corp.	162,400	17,328,080
China Petroleum & Chemical Corp. (H Shares)	1,932,000	1,568,888
Exxon Mobil Corp.	77,700	6,344,205
Imperial Oil Ltd.	37,100	1,079,258
Lukoil PJSC sponsored ADR	44,700	2,220,026
Occidental Petroleum Corp.	41,400	2,547,756
Royal Dutch Shell PLC:
Class A (United Kingdom)	136,500	3,544,694
Class B (United Kingdom)	44,393	1,181,164
Statoil ASA (b)	135,400	2,229,888
Suncor Energy, Inc.	297,832	9,333,909
Total SA	180,400	9,260,516
		64,172,667
Oil & Gas Exploration & Production - 16.7%
Anadarko Petroleum Corp.	163,500	9,322,770
Apache Corp.	59,200	2,879,488
Cabot Oil & Gas Corp.	86,200	2,003,288
Callon Petroleum Co. (a)	70,900	839,456
Canadian Natural Resources Ltd.	95,000	3,025,970
Cimarex Energy Co.	7,100	828,428
CNOOC Ltd. sponsored ADR	18,400	2,137,160
Concho Resources, Inc. (a)	6,700	848,622
ConocoPhillips Co.	171,100	8,197,401
Continental Resources, Inc. (a)	41,400	1,755,774
Crescent Point Energy Corp.	20,400	201,900
Devon Energy Corp.	56,800	2,243,032
Diamondback Energy, Inc. (a)	19,200	1,916,928
EOG Resources, Inc.	57,300	5,300,250
EQT Corp.	53,801	3,127,990
Hess Corp.	34,900	1,704,167
INPEX Corp.	84,600	810,900
Marathon Oil Corp.	163,000	2,423,810
Murphy Oil Corp.	31,400	822,052
Newfield Exploration Co. (a)	27,400	948,588
Noble Energy, Inc.	123,300	3,986,289
NOVATEK OAO GDR (Reg. S)	13,400	1,624,080
Parsley Energy, Inc. Class A (a)	28,900	860,931
PDC Energy, Inc. (a)	13,900	767,697
Pioneer Natural Resources Co.	16,610	2,873,364
PrairieSky Royalty Ltd.	83,798	1,826,300
Range Resources Corp.	77,800	2,060,922
Rice Energy, Inc. (a)	37,800	804,762
RSP Permian, Inc. (a)	22,200	844,710
Seven Generations Energy Ltd. (a)	25,800	456,823
Southwestern Energy Co. (a)	151,500	1,137,765
Woodside Petroleum Ltd.	59,111	1,424,361
		70,005,978
Oil & Gas Refining & Marketing - 0.1%
Reliance Industries Ltd.	20,400	442,714
Oil & Gas Storage & Transport - 1.5%
Boardwalk Pipeline Partners, LP	58,000	1,052,120
Cheniere Energy Partners LP	6,600	209,550
Cheniere Energy, Inc. (a)	4,600	208,610
Golar LNG Ltd.	33,600	857,136
Kinder Morgan, Inc.	41,600	858,208
Plains All American Pipeline LP	28,500	833,625
Scorpio Tankers, Inc.	282,700	1,243,880
The Williams Companies, Inc.	36,100	1,105,743
		6,368,872

TOTAL OIL, GAS & CONSUMABLE FUELS		141,847,159

Paper & Forest Products - 2.0%
Forest Products - 0.4%
Quintis Ltd.	1,732,347	1,556,618
Paper Products - 1.6%
Mondi PLC	79,700	2,065,581
Sappi Ltd.	115,361	857,196
Stora Enso Oyj (R Shares) (b)	65,500	779,133
UPM-Kymmene Corp.	122,400	3,230,594
		6,932,504

TOTAL PAPER & FOREST PRODUCTS		8,489,122

Semiconductors & Semiconductor Equipment - 0.3%
Semiconductor Equipment - 0.3%
SolarEdge Technologies, Inc. (a)	69,100	1,115,965
TOTAL COMMON STOCKS
(Cost $463,831,753)		404,762,173

Nonconvertible Preferred Stocks - 1.5%
Metals & Mining - 1.0%
Steel - 1.0%
Gerdau SA:
(PN)	52,000	160,552
sponsored ADR	496,600	1,514,630
Vale SA (PN-A) sponsored ADR	329,800	2,707,658
		4,382,840
Oil, Gas & Consumable Fuels - 0.3%
Integrated Oil & Gas - 0.3%
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	145,600	1,271,088
Paper & Forest Products - 0.2%
Paper Products - 0.2%
Suzano Papel e Celulose SA	210,600	889,761
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,573,677)		6,543,689

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.85% (c)	6,963,625	6,965,017
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	10,022,235	10,023,238
TOTAL MONEY MARKET FUNDS
(Cost $16,988,603)		16,988,255
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $489,394,033)		428,294,117
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(10,584,983)
NET ASSETS - 100%		$417,709,134

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,214
Fidelity Securities Lending Cash Central Fund	68,368
Total	$88,582

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$404,762,173	$341,413,802	$63,348,371	$--
Nonconvertible Preferred Stocks	6,543,689	6,543,689	--	--
Money Market Funds	16,988,255	16,988,255	--	--
Total Investments in Securities:	$428,294,117	$364,945,746	$63,348,371	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	44.6%
Canada	16.3%
United Kingdom	12.7%
Bailiwick of Jersey	3.9%
France	2.2%
Brazil	2.0%
Switzerland	1.8%
Bermuda	1.8%
Australia	1.7%
Korea (South)	1.6%
Norway	1.4%
Japan	1.3%
Luxembourg	1.1%
Russia	1.1%
Germany	1.1%
Others (Individually Less Than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,638,469) — See accompanying schedule: Unaffiliated issuers (cost $472,405,430)	$411,305,862
Fidelity Central Funds (cost $16,988,603)	16,988,255
Total Investments (cost $489,394,033)		$428,294,117
Foreign currency held at value (cost $264,429)		264,429
Receivable for investments sold		3,523,654
Receivable for fund shares sold		172,884
Dividends receivable		706,809
Distributions receivable from Fidelity Central Funds		16,144
Prepaid expenses		222
Other receivables		23,105
Total assets		433,001,364
Liabilities
Payable for investments purchased	$4,076,467
Payable for fund shares redeemed	777,124
Accrued management fee	247,093
Distribution and service plan fees payable	21,581
Other affiliated payables	112,107
Other payables and accrued expenses	34,593
Collateral on securities loaned	10,023,265
Total liabilities		15,292,230
Net Assets		$417,709,134
Net Assets consist of:
Paid in capital		$558,036,940
Undistributed net investment income		1,552,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,762,992)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(61,117,451)
Net Assets		$417,709,134
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,816,014 ÷ 2,696,693 shares)		$11.43
Maximum offering price per share (100/94.25 of $11.43)		$12.13
Class M:
Net Asset Value and redemption price per share ($6,793,860 ÷ 594,854 shares)		$11.42
Maximum offering price per share (100/96.50 of $11.42)		$11.83
Class C:
Net Asset Value and offering price per share ($14,316,822 ÷ 1,264,687 shares)(a)		$11.32
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($264,991,026 ÷ 23,148,159 shares)		$11.45
Class I:
Net Asset Value, offering price and redemption price per share ($100,791,412 ÷ 8,809,496 shares)		$11.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$4,564,919
Income from Fidelity Central Funds		88,582
Income before foreign taxes withheld		4,653,501
Less foreign taxes withheld		(235,395)
Total income		4,418,106
Expenses
Management fee	$1,443,839
Transfer agent fees	553,313
Distribution and service plan fees	133,247
Accounting and security lending fees	108,081
Custodian fees and expenses	33,284
Independent trustees' fees and expenses	816
Registration fees	81,203
Audit	28,347
Legal	620
Miscellaneous	1,433
Total expenses before reductions	2,384,183
Expense reductions	(19,894)	2,364,289
Net investment income (loss)		2,053,817
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,679,313
Fidelity Central Funds	(908)
Foreign currency transactions	(60,004)
Total net realized gain (loss)		13,618,401
Change in net unrealized appreciation (depreciation) on: Investment securities	12,340,635
Assets and liabilities in foreign currencies	12,956
Total change in net unrealized appreciation (depreciation)		12,353,591
Net gain (loss)		25,971,992
Net increase (decrease) in net assets resulting from operations		$28,025,809

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,053,817	$3,732,641
Net realized gain (loss)	13,618,401	(22,456,882)
Change in net unrealized appreciation (depreciation)	12,353,591	48,478,395
Net increase (decrease) in net assets resulting from operations	28,025,809	29,754,154
Distributions to shareholders from net investment income	(3,511,036)	(5,140,876)
Distributions to shareholders from net realized gain	(2,362,260)	(224,075)
Total distributions	(5,873,296)	(5,364,951)
Share transactions - net increase (decrease)	43,020,634	97,100,151
Redemption fees	6,938	14,543
Total increase (decrease) in net assets	65,180,085	121,503,897
Net Assets
Beginning of period	352,529,049	231,025,152
End of period	$417,709,134	$352,529,049
Other Information
Undistributed net investment income end of period	$1,552,637	$3,009,856

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.05	$13.25	$14.17	$14.59	$15.14
Income from Investment Operations
Net investment income (loss)A	.05	.11	.22	.15	.16	.11
Net realized and unrealized gain (loss)	.80	.79	(3.25)	(.91)	(.45)	(.59)
Total from investment operations	.85	.90	(3.03)	(.76)	(.29)	(.48)
Distributions from net investment income	(.08)	(.21)	(.14)	(.15)	(.13)	(.05)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.15)	(.22)	(.17)	(.16)	(.13)	(.07)B
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.43	$10.73	$10.05	$13.25	$14.17	$14.59
Total ReturnD,E,F	7.87%	9.29%	(23.16)%	(5.41)%	(2.00)%	(3.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.35%I	1.38%	1.34%	1.35%	1.36%	1.34%
Expenses net of fee waivers, if any	1.35%I	1.38%	1.34%	1.35%	1.35%	1.34%
Expenses net of all reductions	1.34%I	1.37%	1.34%	1.35%	1.34%	1.33%
Net investment income (loss)	.79%I	1.18%	1.85%	1.05%	1.12%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$30,816	$34,791	$31,391	$51,586	$71,293	$99,694
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.07 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.014 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.02	$13.21	$14.13	$14.54	$15.08
Income from Investment Operations
Net investment income (loss)A	.03	.09	.19	.11	.12	.08
Net realized and unrealized gain (loss)	.79	.79	(3.25)	(.90)	(.45)	(.60)
Total from investment operations	.82	.88	(3.06)	(.79)	(.33)	(.52)
Distributions from net investment income	(.05)	(.17)	(.10)	(.11)	(.08)	(.01)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.12)	(.18)	(.13)	(.13)B	(.08)	(.02)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$11.42	$10.72	$10.02	$13.21	$14.13	$14.54
Total ReturnD,E,F	7.63%	9.08%	(23.40)%	(5.65)%	(2.26)%	(3.43)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.65%	1.63%	1.62%	1.62%	1.61%
Expenses net of fee waivers, if any	1.64%I	1.65%	1.63%	1.62%	1.61%	1.61%
Expenses net of all reductions	1.63%I	1.64%	1.62%	1.62%	1.60%	1.60%
Net investment income (loss)	.50%I	.90%	1.57%	.78%	.86%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$6,794	$6,068	$6,335	$9,867	$12,551	$16,692
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.61	$9.92	$13.06	$13.96	$14.37	$14.95
Income from Investment Operations
Net investment income (loss)A	–B	.04	.13	.04	.05	.01
Net realized and unrealized gain (loss)	.79	.78	(3.22)	(.89)	(.44)	(.59)
Total from investment operations	.79	.82	(3.09)	(.85)	(.39)	(.58)
Distributions from net investment income	(.01)	(.12)	(.03)	(.03)	(.02)	–
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	–
Total distributions	(.08)	(.13)	(.05)C	(.05)D	(.02)	–
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$11.32	$10.61	$9.92	$13.06	$13.96	$14.37
Total ReturnE,F,G	7.44%	8.46%	(23.74)%	(6.13)%	(2.75)%	(3.88)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.10%J	2.13%	2.12%	2.11%	2.11%	2.10%
Expenses net of fee waivers, if any	2.10%J	2.13%	2.12%	2.11%	2.11%	2.10%
Expenses net of all reductions	2.09%J	2.12%	2.11%	2.11%	2.10%	2.09%
Net investment income (loss)	.05%J	.43%	1.08%	.29%	.36%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$14,317	$12,620	$11,274	$17,659	$23,830	$31,865
Portfolio turnover rateK	85%J	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$10.09	$13.31	$14.24	$14.66	$15.21
Income from Investment Operations
Net investment income (loss)A	.06	.14	.25	.19	.19	.15
Net realized and unrealized gain (loss)	.79	.79	(3.27)	(.92)	(.45)	(.60)
Total from investment operations	.85	.93	(3.02)	(.73)	(.26)	(.45)
Distributions from net investment income	(.11)	(.24)	(.18)	(.19)	(.16)	(.08)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.17)B	(.25)	(.20)C	(.20)	(.16)	(.10)D
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$11.45	$10.77	$10.09	$13.31	$14.24	$14.66
Total ReturnF,G	7.90%	9.62%	(22.97)%	(5.16)%	(1.75)%	(2.96)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%J	1.13%	1.12%	1.11%	1.11%	1.10%
Expenses net of fee waivers, if any	1.12%J	1.13%	1.12%	1.11%	1.11%	1.10%
Expenses net of all reductions	1.11%J	1.12%	1.11%	1.11%	1.09%	1.09%
Net investment income (loss)	1.02%J	1.43%	2.08%	1.29%	1.37%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$264,991	$228,982	$156,320	$223,084	$273,476	$387,242
Portfolio turnover rateK	85%J	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.068 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.09	$13.31	$14.24	$14.67	$15.22
Income from Investment Operations
Net investment income (loss)A	.07	.16	.25	.19	.20	.16
Net realized and unrealized gain (loss)	.80	.77	(3.26)	(.92)	(.45)	(.60)
Total from investment operations	.87	.93	(3.01)	(.73)	(.25)	(.44)
Distributions from net investment income	(.12)	(.25)	(.19)	(.19)	(.18)	(.09)
Distributions from net realized gain	(.07)	(.01)	(.03)	(.01)	–	(.01)
Total distributions	(.19)	(.26)	(.21)B	(.20)	(.18)	(.11)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.44	$10.76	$10.09	$13.31	$14.24	$14.67
Total ReturnE,F	8.03%	9.63%	(22.93)%	(5.16)%	(1.71)%	(2.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.01%	1.09%	1.06%	1.04%	1.04%
Expenses net of fee waivers, if any	.98%I	1.01%	1.08%	1.06%	1.04%	1.04%
Expenses net of all reductions	.97%I	1.00%	1.08%	1.06%	1.03%	1.03%
Net investment income (loss)	1.16%I	1.55%	2.11%	1.34%	1.43%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$100,791	$70,068	$24,841	$23,840	$31,613	$50,540
Portfolio turnover rateJ	85%I	85%	77%	75%	65%	91%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Global Commodity Stock and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC),partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,052,475
Gross unrealized depreciation	(88,323,728)
Net unrealized appreciation (depreciation) on securities	$(67,271,253)
Tax cost	$495,565,370

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Short-term	(8,754,263)
Long-term	(72,167,588)
Total no expiration	(80,921,851)
Total capital loss carryforward	$(87,874,264)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,841,374 and $170,436,102, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$44,819	$952
Class M	.25%	.25%	16,736	104
Class C	.75%	.25%	71,692	14,981
			$133,247	$16,037

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,952
Class M	1,860
Class C(a)	1,522
$20,334

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50,232.28
Class M	10,638.32
Class C	19,809.28
Global Commodity Stock	398,054.30
Class I	74,580.16
	$553,313

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,759 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $690 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $68,368, including $341 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,080 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,798.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$252,767	$638,599
Class M	29,683	103,956
Class B	–	8,861
Class C	14,849	133,173
Global Commodity Stock	2,329,358	3,642,366
Class I	884,379	613,921
Total	$3,511,036	$5,140,876
From net realized gain
Class A	$220,361	$30,410
Class M	39,578	6,044
Class B	–	836
Class C	84,142	11,098
Global Commodity Stock	1,508,537	151,130
Class I	509,642	24,557
Total	$2,362,260	$224,075

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	527,554	995,820	$6,122,558	$9,707,856
Reinvestment of distributions	39,394	70,559	455,002	655,495
Shares redeemed	(1,111,518)	(948,589)	(12,952,144)	(9,072,163)
Net increase (decrease)	(544,570)	117,790	$(6,374,584)	$1,291,188
Class M
Shares sold	104,498	109,904	$1,201,597	$1,057,407
Reinvestment of distributions	5,865	11,521	67,801	107,030
Shares redeemed	(81,654)	(187,357)	(935,110)	(1,802,838)
Net increase (decrease)	28,709	(65,932)	$334,288	$(638,401)
Class B
Shares sold	–	2,904	$–	$29,587
Reinvestment of distributions	–	982	–	9,133
Shares redeemed	–	(90,607)	–	(897,527)
Net increase (decrease)	–	(86,721)	$–	$(858,807)
Class C
Shares sold	247,260	318,100	$2,830,752	$3,098,053
Reinvestment of distributions	8,150	14,787	93,566	136,635
Shares redeemed	(179,775)	(280,508)	(2,055,431)	(2,667,860)
Net increase (decrease)	75,635	52,379	$868,887	$566,828
Global Commodity Stock
Shares sold	5,384,437	11,244,608	$62,248,308	$110,744,052
Reinvestment of distributions	315,142	376,092	3,643,039	3,493,876
Shares redeemed	(3,821,995)	(5,847,902)	(44,051,864)	(57,190,452)
Net increase (decrease)	1,877,584	5,772,798	$21,839,483	$57,047,476
Class I
Shares sold	3,288,953	6,770,473	$37,841,011	$66,305,135
Reinvestment of distributions	58,242	60,388	672,698	560,405
Shares redeemed	(1,047,537)	(2,783,838)	(12,161,149)	(27,173,673)
Net increase (decrease)	2,299,658	4,047,023	$26,352,560	$39,691,867

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.35%
Actual		$1,000.00	$1,078.70	$6.96
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.64%
Actual		$1,000.00	$1,076.30	$8.44
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class C	2.10%
Actual		$1,000.00	$1,074.40	$10.80
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Global Commodity Stock	1.12%
Actual		$1,000.00	$1,079.00	$5.77
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	.98%
Actual		$1,000.00	$1,080.30	$5.05
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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GCS-SANN-0617
1.879383.108

Fidelity Advisor® Latin America Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Latin America Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Brazil	61.9%
Mexico	20.3%
Bermuda	4.6%
Panama	4.5%
United States of America*	2.8%
United Kingdom	1.8%
Spain	1.4%
Chile	0.9%
Peru	0.9%
Other	0.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Brazil	57.9%
Mexico	22.8%
Bermuda	4.8%
Panama	4.0%
United States of America*	2.6%
Argentina	2.1%
United Kingdom	2.0%
France	1.5%
Peru	1.2%
Other	1.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	99.1
Short-Term Investments and Net Other Assets (Liabilities)	1.4	0.9

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	10.4	10.2
Itausa-Investimentos Itau SA (Brazil, Banks)	7.4	4.5
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.5	6.5
Smiles SA (Brazil, Media)	3.9	2.7
Kroton Educacional SA (Brazil, Diversified Consumer Services)	3.5	3.5
Credicorp Ltd. (United States) (Bermuda, Banks)	3.2	3.6
Promotora y Operadora de Infraestructura S.A.B. de CV (Mexico, Transportation Infrastructure)	3.0	2.3
Compartamos S.A.B. de CV (Mexico, Consumer Finance)	3.0	2.3
Cielo SA (Brazil, IT Services)	3.0	3.7
Copa Holdings SA Class A (Panama, Airlines)	3.0	2.5
	44.9

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	37.5	39.2
Consumer Discretionary	18.5	17.3
Industrials	12.8	9.4
Health Care	8.6	4.3
Information Technology	5.3	4.9
Energy	4.5	6.5
Consumer Staples	4.2	13.3
Materials	4.0	1.2
Utilities	2.0	1.9
Real Estate	1.2	1.1

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2017, 24.1% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Latin American market.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 73.1%
	Shares	Value
Bermuda - 4.6%
Credicorp Ltd. (United States)	124,815	$19,179,073
PAX Global Technology Ltd. (a)	13,526,721	8,382,086

TOTAL BERMUDA		27,561,159

Brazil - 36.4%
Alliar Medicos a Frente SA	1,548,498	9,064,474
BB Seguridade Participacoes SA	1,248,512	11,757,226
Cielo SA	2,328,871	17,682,705
CVC Brasil Operadora e Agencia de Viagens SA	1,090,057	10,632,525
Equatorial Energia SA	664,993	12,044,690
Estacio Participacoes SA	2,729,012	15,330,031
FPC Par Corretora de Seguros	1,090,297	6,492,214
Grendene SA	1,116,015	8,667,088
Hypermarcas SA	974,128	9,225,528
Instituto Hermes Pardini SA	1,136,000	8,056,382
Itausa-Investimentos Itau SA (b)	237,116	735,840
Itausa-Investimentos Itau SA (b)	9,329	27,128
Kroton Educacional SA	4,457,759	20,996,360
Localiza Rent A Car SA	708,038	10,551,251
Multiplus SA	796,822	9,810,748
Qualicorp SA	2,300,671	16,381,331
Rumo SA (b)	3,395,059	9,337,870
Ser Educacional SA	863,936	6,668,588
Smiles SA	1,071,796	23,313,053
Tegma Gestao Logistica SA	1,535,960	6,310,209
Valid Solucoes SA	659,175	4,662,333

TOTAL BRAZIL		217,747,574

Chile - 0.9%
Vina San Pedro SA	574,573,084	5,595,890
Luxembourg - 0.9%
Globant SA (a)(b)	135,223	5,123,599
Mexico - 20.3%
Compartamos S.A.B. de CV	10,877,852	18,236,412
Credito Real S.A.B. de CV	7,465,314	10,465,180
Genomma Lab Internacional SA de CV (b)	7,383,634	9,315,218
Gruma S.A.B. de CV Series B	649,535	8,673,463
Grupo Aeroportuario Norte S.A.B. de CV	1,596,230	8,858,217
Grupo Cementos de Chihuahua S.A.B. de CV	1,523,296	7,225,142
Grupo GICSA SA de CV (b)	11,122,362	7,184,389
Grupo Mexico SA de CV Series B	3,764,169	11,071,409
Megacable Holdings S.A.B. de CV unit	1,478,496	5,610,749
Promotora y Operadora de Infraestructura S.A.B. de CV	2,191,429	18,240,130
Qualitas Controladora S.A.B. de CV	5,446,845	8,914,479
Unifin Financiera SAPI de CV (b)	2,918,439	7,638,225

TOTAL MEXICO		121,433,013

Panama - 4.5%
Copa Holdings SA Class A	150,893	17,566,963
Intergroup Financial Services Corp.	281,654	9,049,543

TOTAL PANAMA		26,616,506

Peru - 0.9%
Cementos Pacasmayo SAA	2,483,996	5,360,454
Fossal SAA (b)	692,314	83,238

TOTAL PERU		5,443,692

Spain - 1.4%
Prosegur Cash SA	3,218,690	8,204,318
United Kingdom - 1.8%
British American Tobacco PLC (United Kingdom)	163,562	11,050,800
United States of America - 1.4%
First Cash Financial Services, Inc.	162,320	8,432,524
TOTAL COMMON STOCKS
(Cost $341,483,620)		437,209,075

Nonconvertible Preferred Stocks - 25.5%
Brazil - 25.5%
Alpargatas SA (PN)	2,412,389	10,108,465
Banco ABC Brasil SA	1,694,072	9,510,992
Itau Unibanco Holding SA	5,026,068	62,167,713
Itausa-Investimentos Itau SA (PN)	14,093,474	43,913,756
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	6,099,786	26,847,091
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $85,945,058)		152,548,017

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.85% (c)	6,453,054	6,454,344
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	4,303,897	4,304,328
TOTAL MONEY MARKET FUNDS
(Cost $10,758,776)		10,758,672
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $438,187,454)		600,515,764
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,231,777)
NET ASSETS - 100%		$598,283,987

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,790
Fidelity Securities Lending Cash Central Fund	20,250
Total	$37,040

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$111,137,607	$111,137,607	$--	$--
Consumer Staples	25,320,153	14,269,353	11,050,800	--
Energy	26,847,091	26,847,091	--	--
Financials	224,807,861	224,807,861	--	--
Health Care	52,042,933	52,042,933	--	--
Industrials	75,526,973	75,526,973	--	--
Information Technology	31,188,390	31,188,390	--	--
Materials	23,657,005	23,657,005	--	--
Real Estate	7,184,389	7,184,389	--	--
Utilities	12,044,690	12,044,690	--	--
Money Market Funds	10,758,672	10,758,672	--	--
Total Investments in Securities:	$600,515,764	$589,464,964	$11,050,800	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,284,353) — See accompanying schedule: Unaffiliated issuers (cost $427,428,678)	$589,757,092
Fidelity Central Funds (cost $10,758,776)	10,758,672
Total Investments (cost $438,187,454)		$600,515,764
Cash		196,705
Foreign currency held at value (cost $389)		13
Receivable for investments sold		7,897,360
Receivable for fund shares sold		479,580
Dividends receivable		1,712,804
Distributions receivable from Fidelity Central Funds		5,234
Prepaid expenses		371
Other receivables		1,766
Total assets		610,809,597
Liabilities
Payable for investments purchased	$6,152,719
Payable for fund shares redeemed	1,468,780
Accrued management fee	341,884
Distribution and service plan fees payable	10,869
Other affiliated payables	153,509
Other payables and accrued expenses	93,777
Collateral on securities loaned	4,304,072
Total liabilities		12,525,610
Net Assets		$598,283,987
Net Assets consist of:
Paid in capital		$604,505,233
Undistributed net investment income		5,006,182
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,551,488)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,324,060
Net Assets		$598,283,987
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,596,574 ÷ 824,924 shares)		$22.54
Maximum offering price per share (100/94.25 of $22.54)		$23.92
Class M:
Net Asset Value and redemption price per share ($6,695,424 ÷ 296,256 shares)		$22.60
Maximum offering price per share (100/96.50 of $22.60)		$23.42
Class C:
Net Asset Value and offering price per share ($5,269,599 ÷ 231,104 shares)(a)		$22.80
Latin America:
Net Asset Value, offering price and redemption price per share ($561,901,210 ÷ 24,998,212 shares)		$22.48
Class I:
Net Asset Value, offering price and redemption price per share ($5,821,180 ÷ 259,230 shares)		$22.46

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$13,946,609
Income from Fidelity Central Funds		37,040
Income before foreign taxes withheld		13,983,649
Less foreign taxes withheld		(820,047)
Total income		13,163,602
Expenses
Management fee	$1,938,286
Transfer agent fees	772,148
Distribution and service plan fees	64,150
Accounting and security lending fees	141,404
Custodian fees and expenses	166,712
Independent trustees' fees and expenses	1,173
Registration fees	46,851
Audit	41,185
Legal	1,218
Miscellaneous	2,215
Total expenses before reductions	3,175,342
Expense reductions	(4,437)	3,170,905
Net investment income (loss)		9,992,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,206,133
Fidelity Central Funds	1,997
Foreign currency transactions	(348,520)
Total net realized gain (loss)		1,859,610
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,432,087)
Assets and liabilities in foreign currencies	(22,396)
Total change in net unrealized appreciation (depreciation)		(2,454,483)
Net gain (loss)		(594,873)
Net increase (decrease) in net assets resulting from operations		$9,397,824

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,992,697	$12,329,425
Net realized gain (loss)	1,859,610	(87,982,612)
Change in net unrealized appreciation (depreciation)	(2,454,483)	203,562,799
Net increase (decrease) in net assets resulting from operations	9,397,824	127,909,612
Distributions to shareholders from net investment income	(12,696,990)	(10,264,003)
Share transactions - net increase (decrease)	(31,997,140)	5,109,952
Redemption fees	158,926	103,536
Total increase (decrease) in net assets	(35,137,380)	122,859,097
Net Assets
Beginning of period	633,421,367	510,562,270
End of period	$598,283,987	$633,421,367
Other Information
Undistributed net investment income end of period	$5,006,182	$7,710,475

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.45	$18.09	$30.31	$40.71	$48.95	$52.38
Income from Investment Operations
Net investment income (loss)A	.35	.40	.28	.49	.72	.92
Net realized and unrealized gain (loss)	.16B	4.27	(10.11)	(4.08)	(4.73)	(3.66)
Total from investment operations	.51	4.67	(9.83)	(3.59)	(4.01)	(2.74)
Distributions from net investment income	(.43)	(.31)	(.31)	(.57)	(.79)	(.70)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.43)	(.31)	(2.39)	(6.82)	(4.24)	(.70)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.54	$22.45	$18.09	$30.31	$40.71	$48.95
Total ReturnD,E,F	2.66%	26.29%	(34.60)%	(9.06)%	(8.93)%	(5.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.39%I	1.40%	1.40%	1.38%	1.37%	1.35%
Expenses net of fee waivers, if any	1.39%I	1.40%	1.40%	1.38%	1.37%	1.35%
Expenses net of all reductions	1.39%I	1.39%	1.39%	1.38%	1.35%	1.35%
Net investment income (loss)	3.34%I	2.14%	1.26%	1.52%	1.66%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$18,597	$19,115	$16,424	$34,898	$48,464	$69,654
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.47	$18.11	$30.33	$40.68	$48.88	$52.27
Income from Investment Operations
Net investment income (loss)A	.32	.35	.22	.40	.61	.78
Net realized and unrealized gain (loss)	.17B	4.27	(10.13)	(4.08)	(4.74)	(3.65)
Total from investment operations	.49	4.62	(9.91)	(3.68)	(4.13)	(2.87)
Distributions from net investment income	(.37)	(.26)	(.23)	(.43)	(.63)	(.53)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.37)	(.26)	(2.31)	(6.68)	(4.08)	(.53)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.60	$22.47	$18.11	$30.33	$40.68	$48.88
Total ReturnD,E,F	2.53%	25.93%	(34.78)%	(9.30)%	(9.17)%	(5.49)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.68%I	1.68%	1.67%	1.65%	1.63%	1.61%
Expenses net of fee waivers, if any	1.67%I	1.68%	1.67%	1.65%	1.63%	1.61%
Expenses net of all reductions	1.67%I	1.68%	1.66%	1.65%	1.61%	1.61%
Net investment income (loss)	3.06%I	1.86%	.99%	1.25%	1.40%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$6,695	$7,378	$5,284	$9,761	$12,705	$19,334
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.61	$18.18	$30.37	$40.59	$48.73	$52.05
Income from Investment Operations
Net investment income (loss)A	.27	.26	.11	.25	.40	.54
Net realized and unrealized gain (loss)	.19B	4.30	(10.17)	(4.07)	(4.74)	(3.64)
Total from investment operations	.46	4.56	(10.06)	(3.82)	(4.34)	(3.10)
Distributions from net investment income	(.28)	(.13)	(.05)	(.16)	(.36)	(.23)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.28)	(.13)	(2.13)	(6.41)	(3.81)	(.23)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.80	$22.61	$18.18	$30.37	$40.59	$48.73
Total ReturnD,E,F	2.30%	25.31%	(35.08)%	(9.74)%	(9.62)%	(5.94)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.15%I	2.15%	2.15%	2.13%	2.12%	2.10%
Expenses net of fee waivers, if any	2.15%I	2.14%	2.15%	2.13%	2.12%	2.10%
Expenses net of all reductions	2.15%I	2.14%	2.15%	2.13%	2.10%	2.10%
Net investment income (loss)	2.59%I	1.39%	.51%	.77%	.91%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$5,270	$6,590	$5,394	$11,349	$15,185	$27,405
Portfolio turnover rateJ	58%I	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.41	$18.08	$30.34	$40.80	$49.09	$52.48
Income from Investment Operations
Net investment income (loss)A	.37	.45	.34	.59	.87	1.09
Net realized and unrealized gain (loss)	.17B	4.26	(10.11)	(4.10)	(4.74)	(3.67)
Total from investment operations	.54	4.71	(9.77)	(3.51)	(3.87)	(2.58)
Distributions from net investment income	(.48)	(.38)	(.41)	(.71)	(.98)	(.82)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.48)	(.38)	(2.49)	(6.96)	(4.43)	(.82)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.48	$22.41	$18.08	$30.34	$40.80	$49.09
Total ReturnD,E	2.84%	26.65%	(34.45)%	(8.79)%	(8.63)%	(4.91)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.14%	1.13%	1.08%	1.04%	1.02%
Expenses net of fee waivers, if any	1.12%H	1.14%	1.12%	1.08%	1.04%	1.02%
Expenses net of all reductions	1.12%H	1.13%	1.12%	1.07%	1.03%	1.02%
Net investment income (loss)	3.62%H	2.40%	1.53%	1.83%	1.99%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$561,901	$596,514	$481,005	$933,298	$1,324,748	$2,274,601
Portfolio turnover rateI	58%H	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.40	$18.08	$30.35	$40.79	$49.07	$52.51
Income from Investment Operations
Net investment income (loss)A	.38	.46	.36	.60	.87	1.08
Net realized and unrealized gain (loss)	.16B	4.26	(10.13)	(4.07)	(4.74)	(3.67)
Total from investment operations	.54	4.72	(9.77)	(3.47)	(3.87)	(2.59)
Distributions from net investment income	(.49)	(.40)	(.42)	(.73)	(.97)	(.86)
Distributions from net realized gain	–	–	(2.08)	(6.25)	(3.45)	–
Total distributions	(.49)	(.40)	(2.50)	(6.98)	(4.42)	(.86)
Redemption fees added to paid in capitalA	.01	–C	–C	.01	.01	.01
Net asset value, end of period	$22.46	$22.40	$18.08	$30.35	$40.79	$49.07
Total ReturnD,E	2.86%	26.77%	(34.42)%	(8.69)%	(8.63)%	(4.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.07%	1.06%	1.04%	1.03%	1.04%
Expenses net of fee waivers, if any	1.03%H	1.07%	1.06%	1.04%	1.03%	1.04%
Expenses net of all reductions	1.03%H	1.06%	1.05%	1.04%	1.01%	1.04%
Net investment income (loss)	3.70%H	2.47%	1.60%	1.86%	2.00%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$5,821	$3,825	$1,828	$4,531	$5,131	$7,928
Portfolio turnover rateI	58%H	108%	30%	30%	23%	23%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Latin America and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$182,413,344
Gross unrealized depreciation	(21,751,895)
Net unrealized appreciation (depreciation) on securities	$160,661,449
Tax cost	$439,854,315

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(44,509,664)
Long-term	(127,757,231)
Total capital loss carryforward	$(172,266,895)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $163,148,370 and $200,918,744, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,659	$–
Class M	.25%	.25%	15,682	–
Class C	.75%	.25%	26,809	1,647
			$64,150	$1,647

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,016
Class M	576
Class C(a)	445
$4,037

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$26,261.30
Class M	10,489.33
Class C	8,224.31
Latin America	723,224.28
Class I	3,950.19
	$772,148

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $399 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $952 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $20,250. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,147 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,290.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$361,857	$264,922
Class M	112,037	74,433
Class B	–	1,059
Class C	77,689	37,419
Latin America	12,062,883	9,833,214
Class I	82,524	52,956
Total	$12,696,990	$10,264,003

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	107,263	225,272	$2,262,225	$4,334,307
Reinvestment of distributions	18,202	14,810	345,275	256,538
Shares redeemed	(151,946)	(296,685)	(3,103,006)	(5,448,405)
Net increase (decrease)	(26,481)	(56,603)	$(495,506)	$(857,560)
Class M
Shares sold	20,201	88,506	$416,765	$1,738,665
Reinvestment of distributions	5,687	4,243	108,338	73,689
Shares redeemed	(57,951)	(56,211)	(1,154,038)	(1,058,502)
Net increase (decrease)	(32,063)	36,538	$(628,935)	$753,852
Class B
Shares sold	–	1	$–	$10
Reinvestment of distributions	–	59	–	1,009
Shares redeemed	–	(34,427)	–	(635,494)
Net increase (decrease)	–	(34,367)	$–	$(634,475)
Class C
Shares sold	12,390	75,193	$259,277	$1,418,728
Reinvestment of distributions	3,179	1,720	61,288	30,044
Shares redeemed	(75,876)	(82,272)	(1,552,956)	(1,513,384)
Net increase (decrease)	(60,307)	(5,359)	$(1,232,391)	$(64,612)
Latin America
Shares sold	2,743,526	5,528,011	$56,927,574	$106,883,642
Reinvestment of distributions	610,971	545,601	11,541,877	9,420,593
Shares redeemed	(4,970,178)	(6,058,036)	(99,979,802)	(111,613,300)
Net increase (decrease)	(1,615,681)	15,576	$(31,510,351)	$4,690,935
Class I
Shares sold	119,976	136,401	$2,505,288	$2,463,122
Reinvestment of distributions	3,896	2,787	73,478	48,070
Shares redeemed	(35,418)	(69,501)	(708,723)	(1,289,380)
Net increase (decrease)	88,454	69,687	$1,870,043	$1,221,812

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.39%
Actual		$1,000.00	$1,026.60	$6.98
Hypothetical-C		$1,000.00	$1,017.90	$6.95
Class M	1.67%
Actual		$1,000.00	$1,025.30	$8.39
Hypothetical-C		$1,000.00	$1,016.51	$8.35
Class C	2.15%
Actual		$1,000.00	$1,023.00	$10.78
Hypothetical-C		$1,000.00	$1,014.13	$10.74
Latin America	1.12%
Actual		$1,000.00	$1,028.40	$5.63
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class I	1.03%
Actual		$1,000.00	$1,028.60	$5.18
Hypothetical-C		$1,000.00	$1,019.69	$5.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

FALAA-SANN-0617
1.917421.106

Fidelity® Diversified International Fund Class K Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United Kingdom	16.4%
Japan	14.9%
United States of America*	10.2%
Germany	8.3%
Netherlands	6.2%
France	5.1%
Canada	3.7%
India	3.6%
Ireland	3.6%
Other	28.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	15.9%
United Kingdom	13.2%
United States of America*	10.7%
Germany	8.9%
Netherlands	5.2%
France	5.0%
Canada	4.3%
India	3.5%
Ireland	3.2%
Other	30.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.0	96.9
Bonds	0.1	0.0
Short-Term Investments and Net Other Assets (Liabilities)	3.9	3.1

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bayer AG (Germany, Pharmaceuticals)	2.2	1.9
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5	1.6
ORIX Corp. (Japan, Diversified Financial Services)	1.5	1.9
Lloyds Banking Group PLC (United Kingdom, Banks)	1.5	1.2
Prudential PLC (United Kingdom, Insurance)	1.5	1.0
British American Tobacco PLC sponsored ADR (United Kingdom, Tobacco)	1.3	0.5
SAP AG (Germany, Software)	1.3	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.2	1.3
HDFC Bank Ltd. (India, Banks)	1.2	1.2
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.2	1.6
	14.4

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	21.2
Consumer Staples	14.2	14.9
Health Care	13.2	15.8
Information Technology	12.4	14.8
Consumer Discretionary	12.4	12.2
Industrials	10.9	7.8
Energy	4.3	3.5
Materials	3.4	3.0
Telecommunication Services	2.1	2.9
Real Estate	0.4	0.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Australia - 1.5%
Amcor Ltd.		1,601,729	$18,842,176
Australia & New Zealand Banking Group Ltd.		5,003,676	122,743,614
Bapcor Ltd.		865,084	3,387,863
CSL Ltd.		478,787	47,521,257
Magellan Financial Group Ltd.		3,006,204	53,079,654
Ramsay Health Care Ltd.		738,117	39,628,734

TOTAL AUSTRALIA			285,203,298

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.		614,700	6,210,044
Bailiwick of Jersey - 2.5%
Shire PLC		2,721,200	160,438,638
Shire PLC sponsored ADR		168,129	29,752,108
Wolseley PLC		2,906,649	184,738,310
WPP PLC		5,042,009	107,967,185

TOTAL BAILIWICK OF JERSEY			482,896,241

Belgium - 2.2%
Anheuser-Busch InBev SA NV		1,948,430	219,725,168
KBC Groep NV		2,700,990	195,008,247

TOTAL BELGIUM			414,733,415

Bermuda - 0.6%
Credicorp Ltd. (United States)		288,400	44,315,544
IHS Markit Ltd. (a)		1,541,700	66,909,780

TOTAL BERMUDA			111,225,324

Canada - 3.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		4,000,881	184,004,475
Cenovus Energy, Inc.		8,494,900	84,696,963
CGI Group, Inc. Class A (sub. vtg.) (a)		1,061,600	51,234,906
Constellation Software, Inc.		60,338	27,596,662
Fairfax India Holdings Corp. (a)		5,606,600	77,875,674
Imperial Oil Ltd.		2,529,500	73,584,444
PrairieSky Royalty Ltd.		822,398	17,923,402
Suncor Energy, Inc.		6,002,000	188,099,747

TOTAL CANADA			705,016,273

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)		1,130,000	130,515,000
JD.com, Inc. sponsored ADR (a)		1,444,792	50,668,855
Melco Crown Entertainment Ltd. sponsored ADR		901,200	19,781,340
Yihai International Holding Ltd.		20,356,000	9,525,907

TOTAL CAYMAN ISLANDS			210,491,102

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)		1,752,010	105,087,560
Qingdao Haier Co. Ltd.		35,425,678	62,644,377

TOTAL CHINA			167,731,937

Curacao - 0.7%
Schlumberger Ltd.		1,750,025	127,034,315
Denmark - 0.5%
A.P. Moller - Maersk A/S Series B		10,655	18,380,239
NNIT A/S (a)		651,651	18,371,152
Novo Nordisk A/S Series B		1,616,195	62,929,550

TOTAL DENMARK			99,680,941

Finland - 0.3%
Sampo Oyj (A Shares) (b)		1,278,400	61,258,763
France - 5.1%
Amundi SA		2,959,013	194,684,472
AXA SA (b)		4,035,000	107,654,416
BNP Paribas SA		1,426,800	100,681,933
LVMH Moet Hennessy - Louis Vuitton SA (b)		429,124	105,937,374
Maisons du Monde SA		891,300	30,932,654
Rubis		199,800	20,301,659
Sanofi SA		2,243,715	212,017,239
Societe Generale Series A		1,863,200	102,164,332
VINCI SA		1,157,700	98,680,707
Worldline SA (a)(c)		95,117	3,154,435

TOTAL FRANCE			976,209,221

Germany - 7.0%
adidas AG		602,424	120,678,943
Aumann AG		332,400	21,862,591
Axel Springer Verlag AG		869,800	48,804,341
Bayer AG		3,421,662	423,373,043
Brenntag AG		95,600	5,669,223
Deutsche Borse AG		64,992	6,361,001
Deutsche Post AG		2,022,759	72,705,684
Fresenius Medical Care AG & Co. KGaA		216,300	19,200,798
Fresenius SE & Co. KGaA		2,404,200	194,871,981
ProSiebenSat.1 Media AG		1,893,290	80,369,529
Rational AG		34,516	17,344,086
SAP AG		2,353,846	235,775,443
Symrise AG		1,098,900	76,933,232

TOTAL GERMANY			1,323,949,895

Hong Kong - 1.1%
AIA Group Ltd.		25,979,000	179,854,230
Techtronic Industries Co. Ltd.		8,211,500	35,259,933

TOTAL HONG KONG			215,114,163

India - 3.6%
Adani Ports & Special Economic Zone Ltd. (a)		666,389	3,396,729
Axis Bank Ltd.		3,625,258	28,738,727
Godrej Consumer Products Ltd.		167,651	4,544,753
HDFC Bank Ltd.		9,449,055	230,669,153
Housing Development Finance Corp. Ltd.		7,369,819	176,209,633
ICICI Bank Ltd.		9,531,499	41,126,022
ITC Ltd.		20,903,933	90,391,871
LIC Housing Finance Ltd.		3,151,798	32,792,622
Reliance Industries Ltd.		3,832,853	83,179,289

TOTAL INDIA			691,048,799

Indonesia - 0.8%
PT Bank Central Asia Tbk		49,044,200	65,311,317
PT Bank Rakyat Indonesia Tbk		85,630,900	82,874,830

TOTAL INDONESIA			148,186,147

Ireland - 3.6%
Allergan PLC		417,700	101,860,322
CRH PLC		1,777,100	64,794,802
DCC PLC (United Kingdom)		765,289	70,672,725
Kerry Group PLC Class A		892,900	72,967,150
Kingspan Group PLC (Ireland)		1,135,800	39,510,842
Medtronic PLC		998,800	82,990,292
Ryanair Holdings PLC sponsored ADR (a)		2,288,132	210,347,975
Weatherford International PLC (a)		6,773,300	39,081,941

TOTAL IRELAND			682,226,049

Isle of Man - 0.3%
Paysafe Group PLC (a)		10,849,449	63,782,965
Israel - 1.4%
Check Point Software Technologies Ltd. (a)		1,325,300	137,844,453
Elbit Systems Ltd. (Israel)		288,593	34,382,870
SodaStream International Ltd. (a)		417,260	22,694,771
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,523,900	79,704,762

TOTAL ISRAEL			274,626,856

Italy - 0.6%
Buzzi Unicem SpA		291,900	7,504,013
Intesa Sanpaolo SpA		25,088,000	73,234,444
Prada SpA		8,915,500	41,836,090

TOTAL ITALY			122,574,547

Japan - 14.8%
Astellas Pharma, Inc.		10,466,900	138,028,184
Bridgestone Corp.		721,500	30,083,265
Daito Trust Construction Co. Ltd.		349,800	51,461,942
Dentsu, Inc.		1,246,300	70,210,935
Don Quijote Holdings Co. Ltd.		1,285,200	46,865,557
Hoya Corp.		6,178,200	295,068,283
Japan Exchange Group, Inc.		409,000	5,727,284
Japan Tobacco, Inc.		2,901,100	96,447,424
Kaken Pharmaceutical Co. Ltd.		275,500	16,335,995
Kao Corp.		186,500	10,285,732
KDDI Corp.		6,215,800	164,806,178
Keyence Corp.		581,420	233,663,297
Minebea Mitsumi, Inc.		3,731,100	53,920,629
Misumi Group, Inc.		2,181,500	41,311,025
Morinaga & Co. Ltd.		942,500	44,556,851
Nabtesco Corp.		917,600	26,011,357
Nidec Corp.		199,800	18,317,614
Nippon Telegraph & Telephone Corp.		1,075,100	46,074,107
Nitori Holdings Co. Ltd.		1,042,700	135,721,704
Olympus Corp.		2,731,300	105,111,254
ORIX Corp.		19,160,300	292,367,529
Outsourcing, Inc.		352,000	13,498,991
Recruit Holdings Co. Ltd.		3,632,600	183,463,001
Seria Co. Ltd.		245,700	11,020,408
Seven & i Holdings Co. Ltd.		1,760,300	74,375,537
Shin-Etsu Chemical Co. Ltd.		104,600	9,086,758
Shinsei Bank Ltd.		23,502,000	43,852,128
Shionogi & Co. Ltd.		684,000	35,177,143
SMC Corp.		126,400	35,592,698
SoftBank Corp.		1,510,800	114,598,289
Sohgo Security Services Co., Ltd.		349,200	15,239,812
Sony Corp.		2,277,700	78,157,781
Start Today Co. Ltd.		1,606,100	34,290,361
Sundrug Co. Ltd.		523,300	18,354,815
Tsuruha Holdings, Inc.		1,496,600	151,707,378
Welcia Holdings Co. Ltd.		2,223,100	71,593,891

TOTAL JAPAN			2,812,385,137

Luxembourg - 1.4%
B&M European Value Retail S.A.		35,854,800	156,499,892
Eurofins Scientific SA		233,800	115,140,077

TOTAL LUXEMBOURG			271,639,969

Netherlands - 6.2%
AerCap Holdings NV (a)		991,900	45,637,319
Altice NV:
Class A (a)		6,848,470	170,126,175
Class B (a)		1,816,636	45,177,410
ASML Holding NV		561,600	74,046,960
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(c)		4,182,893	20,024,004
IMCD Group BV		1,506,247	81,135,327
ING Groep NV (Certificaten Van Aandelen)		8,063,600	131,432,990
Koninklijke Philips Electronics NV		2,434,700	84,076,248
LyondellBasell Industries NV Class A		681,000	57,721,560
NXP Semiconductors NV (a)		792,400	83,796,300
RELX NV		6,925,370	133,940,267
Unilever NV:
(Certificaten Van Aandelen) (Bearer)		3,586,657	187,888,785
(NY Reg.) (a)		449,300	23,471,432
Wolters Kluwer NV		806,300	34,245,018

TOTAL NETHERLANDS			1,172,719,795

New Zealand - 0.1%
Ryman Healthcare Group Ltd.		4,273,045	25,319,321
Norway - 0.7%
Statoil ASA (b)		8,356,100	137,615,735
Philippines - 0.1%
Alliance Global Group, Inc.		68,432,356	20,194,787
Singapore - 0.4%
Broadcom Ltd.		347,500	76,731,475
South Africa - 1.1%
Capitec Bank Holdings Ltd.		304,900	17,397,695
Naspers Ltd. Class N		1,026,379	195,167,520

TOTAL SOUTH AFRICA			212,565,215

Spain - 2.9%
Amadeus IT Holding SA Class A		2,952,800	159,216,009
CaixaBank SA		24,223,200	109,984,068
Grifols SA ADR		259,307	5,629,555
Hispania Activos Inmobiliarios SA		1,093,780	16,513,560
Inditex SA		4,169,300	159,910,387
Neinor Homes SLU		2,261,900	44,608,686
Prosegur Cash SA		21,180,200	53,987,525

TOTAL SPAIN			549,849,790

Sweden - 3.0%
ASSA ABLOY AB (B Shares) (b)		5,359,800	116,124,058
Coor Service Management Holding AB (d)		4,940,000	30,814,695
HEXPOL AB (B Shares)		2,087,300	23,200,601
Nordea Bank AB		14,030,400	172,661,375
Svenska Cellulosa AB (SCA) (B Shares)		5,459,900	180,860,382
Svenska Handelsbanken AB (A Shares)		3,430,300	48,681,733

TOTAL SWEDEN			572,342,844

Switzerland - 2.5%
Credit Suisse Group AG		7,852,601	119,759,735
Dufry AG (a)		14,080	2,306,573
Forbo Holding AG (Reg.)		2,440	3,999,638
Julius Baer Group Ltd.		890,740	46,449,153
Sika AG		25,331	161,660,151
UBS Group AG		7,873,537	134,522,743

TOTAL SWITZERLAND			468,697,993

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		5,705,100	188,667,657
Thailand - 0.2%
Kasikornbank PCL (For. Reg.)		8,066,300	43,129,061
United Kingdom - 16.4%
Ascential PLC		5,788,321	26,449,534
Booker Group PLC		30,017,100	75,423,607
British American Tobacco PLC sponsored ADR (b)		3,654,200	248,631,768
Bunzl PLC		2,089,770	65,176,616
Close Brothers Group PLC		365,400	8,007,662
Coca-Cola European Partners PLC		1,595,500	61,618,210
Compass Group PLC		5,821,076	117,532,234
Dialog Semiconductor PLC (a)		1,265,600	59,211,646
Dignity PLC		1,100,672	35,539,968
Domino's Pizza UK & IRL PLC		3,102,000	13,278,533
Essentra PLC		12,950,820	90,830,680
GlaxoSmithKline PLC		1,969,300	39,637,808
Halma PLC		1,985,656	27,081,282
Hastings Group Holdings PLC		2,092,566	8,193,211
Howden Joinery Group PLC		1,831,200	10,981,296
Ibstock PLC		6,893,100	20,444,990
IMI PLC		1,397,035	23,142,734
Imperial Tobacco Group PLC		2,139,590	104,806,670
Indivior PLC		7,595,400	32,955,833
Informa PLC		4,030,910	33,517,758
ITV PLC		21,304,300	57,945,992
John Wood Group PLC		2,360,400	23,219,359
Liberty Global PLC Class A (a)		1,176,300	41,664,546
LivaNova PLC (a)		201,600	10,624,320
Lloyds Banking Group PLC		319,343,100	286,938,335
London Stock Exchange Group PLC		2,452,700	107,469,014
Melrose Industries PLC		45,491,037	139,345,779
Micro Focus International PLC		4,020,383	134,762,338
Next PLC		1,515,300	84,490,643
Polypipe Group PLC		3,334,400	17,201,441
Prudential PLC		12,721,883	282,347,725
Reckitt Benckiser Group PLC		2,201,587	202,848,823
Rio Tinto PLC		2,883,000	113,735,017
Softcat PLC		4,814,100	25,689,116
Spectris PLC		1,954,100	69,854,229
St. James's Place Capital PLC		11,611,300	172,647,213
Standard Chartered PLC (United Kingdom) (a)		4,673,076	43,651,121
Standard Life PLC		9,250,943	43,601,848
TechnipFMC PLC (France) (a)		548,370	16,486,569
Tesco PLC (a)		24,969,200	59,257,286
Vodafone Group PLC sponsored ADR		3,079,900	80,662,581

TOTAL UNITED KINGDOM			3,116,905,335

United States of America - 6.3%
Activision Blizzard, Inc.		673,000	35,164,250
Alexion Pharmaceuticals, Inc. (a)		329,400	42,090,732
Alphabet, Inc. Class C (a)		184,903	167,514,722
Amgen, Inc.		668,200	109,130,424
Bio-Rad Laboratories, Inc. Class A (a)		92,900	20,276,354
Coty, Inc. Class A		7,810,300	139,413,855
Fidelity National Information Services, Inc.		570,700	48,047,233
MasterCard, Inc. Class A		1,127,600	131,162,432
Molson Coors Brewing Co. Class B		502,600	48,194,314
MSCI, Inc.		284,900	28,581,168
NJOY, Inc. (a)(e)		9,361,811	94
Oceaneering International, Inc.		1,246,700	32,900,413
Qualcomm, Inc.		1,410,300	75,789,522
Quintiles Transnational Holdings, Inc. (a)		298,800	25,182,864
S&P Global, Inc.		938,400	125,923,896
Vertex Pharmaceuticals, Inc. (a)		286,200	33,857,460
Visa, Inc. Class A		1,406,700	128,319,174

TOTAL UNITED STATES OF AMERICA			1,191,548,907

TOTAL COMMON STOCKS
(Cost $13,488,133,380)			18,029,513,316

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.1%
Itau Unibanco Holding SA		1,554,050	19,222,130
Germany - 1.3%
Henkel AG & Co. KGaA		1,423,000	193,759,237
Jungheinrich AG		415,400	14,466,272
Sartorius AG (non-vtg.)		501,684	45,937,477

TOTAL GERMANY			254,162,986

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $178,756,424)			273,385,116
		Principal Amount(f)	Value

Government Obligations - 0.1%
Japan - 0.1%
Japan Government 0.1% 4/15/19 (Cost $18,475,883)	JPY	2,014,800,000	18,178,295
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.85% (g)		626,029,193	626,154,399
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)		588,137,491	588,196,305
TOTAL MONEY MARKET FUNDS
(Cost $1,214,300,424)			1,214,350,704
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $14,899,666,111)			19,535,427,431
NET OTHER ASSETS (LIABILITIES) - (2.5)%			(483,866,851)
NET ASSETS - 100%			$19,051,560,580

Currency Abbreviations

JPY – Japanese yen

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,178,439 or 0.1% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $94 or 0.0% of net assets.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	6/7/13 - 2/14/14	$10,471,244

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,808,513
Fidelity Securities Lending Cash Central Fund	3,454,069
Total	$5,262,582

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Coor Service Management Holding AB	$30,536,334	$--	$1,809,026	$--	$30,814,695
Essentra PLC	88,602,878	1,804,660	9,651,540	2,457,025	--
Total	$119,139,212	$1,804,660	$11,460,566	$2,457,025	$30,814,695

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,325,528,849	$1,640,397,132	$685,131,623	$94
Consumer Staples	2,670,216,974	2,000,496,912	669,720,062	--
Energy	823,822,177	686,206,442	137,615,735	--
Financials	4,358,934,925	2,807,150,548	1,551,784,377	--
Health Care	2,568,162,960	1,512,537,700	1,055,625,260	--
Industrials	2,048,438,745	1,589,857,557	458,581,188	--
Information Technology	2,368,621,506	2,132,846,063	235,775,443	--
Materials	644,753,980	466,224,161	178,529,819	--
Real Estate	67,975,502	67,975,502	--	--
Telecommunication Services	406,141,155	80,662,581	325,478,574	--
Utilities	20,301,659	20,301,659	--	--
Government Obligations	18,178,295	--	18,178,295	--
Money Market Funds	1,214,350,704	1,214,350,704	--	--
Total Investments in Securities:	$19,535,427,431	$14,219,006,961	$5,316,420,376	$94

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$973,567,419
Level 2 to Level 1	$517,406,319

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017
Assets
Investment in securities, at value (including securities loaned of $563,233,857) — See accompanying schedule: Unaffiliated issuers (cost $13,662,462,321)	$18,290,262,032
Fidelity Central Funds (cost $1,214,300,424)	1,214,350,704
Other affiliated issuers (cost $22,903,366)	30,814,695
Total Investments (cost $14,899,666,111)		$19,535,427,431
Receivable for investments sold		74,559,933
Receivable for fund shares sold		14,124,963
Dividends receivable		99,463,301
Interest receivable		792
Distributions receivable from Fidelity Central Funds		1,718,151
Prepaid expenses		13,155
Other receivables		2,251,904
Total assets		19,727,559,630
Liabilities
Payable to custodian bank	$1,223,790
Payable for investments purchased	58,625,597
Payable for fund shares redeemed	9,230,689
Accrued management fee	12,312,244
Other affiliated payables	1,984,439
Other payables and accrued expenses	4,412,957
Collateral on securities loaned	588,209,334
Total liabilities		675,999,050
Net Assets		$19,051,560,580
Net Assets consist of:
Paid in capital		$14,056,726,936
Undistributed net investment income		75,737,388
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		285,620,539
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,633,475,717
Net Assets		$19,051,560,580
Diversified International:
Net Asset Value, offering price and redemption price per share ($10,740,010,702 ÷ 286,835,821 shares)		$37.44
Class K:
Net Asset Value, offering price and redemption price per share ($8,311,549,878 ÷ 222,370,796 shares)		$37.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017
Investment Income
Dividends (including $2,457,025 earned from other affiliated issuers)		$170,170,401
Interest		7
Income from Fidelity Central Funds		5,262,582
Income before foreign taxes withheld		175,432,990
Less foreign taxes withheld		(12,979,594)
Total income		162,453,396
Expenses
Management fee
Basic fee	$61,761,768
Performance adjustment	5,051,076
Transfer agent fees	10,898,483
Accounting and security lending fees	1,074,405
Custodian fees and expenses	995,673
Independent trustees' fees and expenses	37,928
Appreciation in deferred trustee compensation account	9
Registration fees	90,301
Audit	77,638
Legal	56,468
Miscellaneous	77,298
Total expenses before reductions	80,121,047
Expense reductions	(952,117)	79,168,930
Net investment income (loss)		83,284,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	792,964,950
Fidelity Central Funds	(28,010)
Other affiliated issuers	(4,923,429)
Foreign currency transactions	(2,293,960)
Total net realized gain (loss)		785,719,551
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,615,432)	983,933,279
Assets and liabilities in foreign currencies	1,958,111
Total change in net unrealized appreciation (depreciation)		985,891,390
Net gain (loss)		1,771,610,941
Net increase (decrease) in net assets resulting from operations		$1,854,895,407

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,284,466	$250,383,197
Net realized gain (loss)	785,719,551	(116,794,131)
Change in net unrealized appreciation (depreciation)	985,891,390	(1,001,178,165)
Net increase (decrease) in net assets resulting from operations	1,854,895,407	(867,589,099)
Distributions to shareholders from net investment income	(223,211,879)	(225,471,164)
Distributions to shareholders from net realized gain	(38,126,771)	(89,601,901)
Total distributions	(261,338,650)	(315,073,065)
Share transactions - net increase (decrease)	(2,141,680,284)	(2,421,343,717)
Redemption fees	24,751	142,450
Total increase (decrease) in net assets	(548,098,776)	(3,603,863,431)
Net Assets
Beginning of period	19,599,659,356	23,203,522,787
End of period	$19,051,560,580	$19,599,659,356
Other Information
Undistributed net investment income end of period	$75,737,388	$215,664,801

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.28	$36.07	$36.22	$35.89	$29.07	$27.49
Income from Investment Operations
Net investment income (loss)A	.15	.39	.36	.60B	.44	.42
Net realized and unrealized gain (loss)	3.46	(1.71)	.80	.28	6.90	1.65
Total from investment operations	3.61	(1.32)	1.16	.88	7.34	2.07
Distributions from net investment income	(.38)	(.33)C	(.40)	(.32)	(.46)	(.49)
Distributions from net realized gain	(.07)	(.14)C	(.92)	(.23)	(.07)	–
Total distributions	(.45)	(.47)	(1.31)D	(.55)	(.52)E	(.49)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$37.44	$34.28	$36.07	$36.22	$35.89	$29.07
Total ReturnG,H	10.70%	(3.70)%	3.29%	2.48%	25.66%	7.72%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	1.05%	1.00%	.93%	.94%	1.01%
Expenses net of fee waivers, if any	.93%K	1.05%	.99%	.93%	.94%	1.01%
Expenses net of all reductions	.92%K	1.05%	.99%	.92%	.92%	.99%
Net investment income (loss)	.85%K	1.15%	.98%	1.65%B	1.38%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$10,740,011	$10,990,703	$13,059,983	$13,781,306	$14,432,586	$13,269,769
Portfolio turnover rateL	36%K,M	24%M	31%M	39%M	52%	35%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Total distributions of $.52 per share is comprised of distributions from net investment income of $.456 and distributions from net realized gain of $.068 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Diversified International Fund Class K

	Six months ended April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.25	$36.04	$36.20	$35.87	$29.06	$27.51
Income from Investment Operations
Net investment income (loss)A	.17	.44	.40	.65B	.49	.47
Net realized and unrealized gain (loss)	3.46	(1.71)	.80	.28	6.90	1.63
Total from investment operations	3.63	(1.27)	1.20	.93	7.39	2.10
Distributions from net investment income	(.43)	(.38)C	(.45)	(.37)	(.51)	(.55)
Distributions from net realized gain	(.07)	(.14)C	(.92)	(.23)	(.07)	–
Total distributions	(.50)	(.52)	(1.36)D	(.60)	(.58)	(.55)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$37.38	$34.25	$36.04	$36.20	$35.87	$29.06
Total ReturnF,G	10.78%	(3.57)%	3.40%	2.63%	25.86%	7.86%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.92%	.87%	.80%	.80%	.84%
Expenses net of fee waivers, if any	.80%J	.92%	.87%	.80%	.80%	.84%
Expenses net of all reductions	.79%J	.92%	.86%	.79%	.78%	.83%
Net investment income (loss)	.98%J	1.28%	1.10%	1.78%B	1.52%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$8,311,550	$8,608,956	$10,143,540	$11,134,431	$11,541,599	$8,885,304
Portfolio turnover rateK	36%J,L	24%L	31%L	39%L	52%	35%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2017

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,956,344,552
Gross unrealized depreciation	(513,976,999)
Net unrealized appreciation (depreciation) on securities	$4,442,367,553
Tax cost	$15,093,059,878

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(253,503,329)
Long-term	(25,640,185)
Total capital loss carryforward	$(279,143,514)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,216,511,189 and $4,602,699,032, respectively.

Redemptions In-Kind. During the period, 31,504,308 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $1,072,402,638. The net realized gain of $328,380,653 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 15,503,523 shares of the Fund held by an unaffiliated entity were redeemed in-kind for investments and cash with a value of $522,690,109. The Fund had a net realized gain of $150,666,425 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$8,982,024.17
Class K	1,916,459.05
	$10,898,483

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,114 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,106.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $31,668 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of Income from Fidelity Central Funds. Total security lending income during the period amounted to $3,454,069. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $868,765 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $508.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $82,844.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Diversified International	$117,261,561	$119,184,629
Class K	105,950,318	106,286,535
Total	$223,211,879	$225,471,164
From net realized gain
Diversified International	$21,125,448	$50,476,541
Class K	17,001,323	39,125,360
Total	$38,126,771	$89,601,901

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Diversified International
Shares sold	17,519,187	36,129,943	$604,418,549	$1,223,164,498
Reinvestment of distributions	3,851,054	4,457,297	128,009,018	158,724,354
Shares redeemed	(55,129,627)(a)	(82,034,474)	(1,875,998,098)(a)	(2,791,426,898)
Net increase (decrease)	(33,759,386)	(41,447,234)	$(1,143,570,531)	$(1,409,538,046)
Class K
Shares sold	19,112,015	41,707,314	$657,593,510	$1,421,802,525
Reinvestment of distributions	3,707,830	4,092,651	122,951,641	145,411,895
Shares redeemed	(51,816,109)(a)	(75,871,461)(b)	(1,778,654,904)(a)	(2,579,020,091)(b)
Net increase (decrease)	(28,996,264)	(30,071,496)	$(998,109,753)	$(1,011,805,671)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments, as of April 30, 2017, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2017 and for the year ended October 31, 2016, and the financial highlights for the six months ended April 30, 2017 and each of the five years in the period ended October 31, 2016. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2017, the results of its operations for the six-months then ended, the changes in its net assets for the six months ended April 30, 2017 and for the year ended October 31, 2016, and the financial highlights for the six months ended April 30, 2017 and each of the five years in the period ended October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 14, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Diversified International	.93%
Actual		$1,000.00	$1,107.00	$4.86
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class K	.80%
Actual		$1,000.00	$1,107.80	$4.18
Hypothetical-C		$1,000.00	$1,020.83	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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DIF-K-SANN-0617
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Fidelity Advisor® Europe Fund - Class A, Class M (formerly Class T), Class C and Class I Semi-Annual Report April 30, 2017 Class A, Class M, Class C and Class I are classes of Fidelity® Europe Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Germany	15.0%
Sweden	14.2%
United Kingdom	13.1%
France	10.4%
Netherlands	7.6%
Italy	7.3%
Spain	6.2%
Switzerland	6.0%
United States of America*	3.9%
Other	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United Kingdom	20.5%
Sweden	15.4%
Germany	14.2%
France	8.7%
Netherlands	8.3%
Switzerland	8.2%
Bailiwick of Jersey	4.6%
Bermuda	3.5%
Ireland	3.3%
Other*	13.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.6
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.4

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
SAP AG (Germany, Software)	4.3	4.7
Getinge AB (B Shares) (Sweden, Health Care Equipment & Supplies)	3.3	3.1
Prudential PLC (United Kingdom, Insurance)	3.1	2.2
Investor AB (B Shares) (Sweden, Diversified Financial Services)	2.8	2.3
Autoliv, Inc. (depositary receipt) (United States of America, Auto Components)	2.6	0.0
Vostok New Ventures Ltd. (depositary receipt) (Bermuda, Capital Markets)	2.6	2.7
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	2.4	0.0
Svenska Cellulosa AB (SCA) (B Shares) (Sweden, Household Products)	2.2	2.2
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	2.2	3.8
LEG Immobilien AG (Germany, Real Estate Management & Development)	2.2	0.9
	27.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	19.4	22.2
Financials	18.6	21.1
Consumer Discretionary	17.0	12.7
Health Care	12.6	12.4
Information Technology	12.2	16.3
Consumer Staples	7.6	7.8
Materials	6.4	2.4
Real Estate	3.3	2.0
Utilities	1.6	1.2
Energy	0.0	1.5

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Bailiwick of Jersey - 1.8%
Shire PLC	359,100	$21,172,099
Bermuda - 3.4%
Vostok Emerging Finance Ltd. (depository receipt) (a)(b)(c)	53,380,307	9,883,791
Vostok New Ventures Ltd. (depositary receipt) (a)(b)	3,842,161	29,931,143

TOTAL BERMUDA		39,814,934

Denmark - 3.5%
Nets A/S (d)	918,000	16,697,631
Novozymes A/S Series B	380,100	16,421,411
Scandinavian Tobacco Group A/S	424,443	7,409,454

TOTAL DENMARK		40,528,496

Finland - 0.1%
Valmet Corp.	57,679	1,051,141
France - 10.4%
Capgemini SA	235,900	23,618,779
Havas SA	2,550,000	23,580,023
Rubis	188,400	19,143,306
Thales SA	224,000	23,551,189
The Vicat Group	158,300	11,261,808
Wendel SA	152,800	21,413,154

TOTAL FRANCE		122,568,259

Germany - 15.0%
Bertrandt AG (b)	85,700	8,949,753
Brenntag AG	155,000	9,191,731
CompuGroup Medical AG	243,325	11,980,437
CTS Eventim AG	624,196	24,045,961
Fresenius Medical Care AG & Co. KGaA	160,000	14,203,087
LEG Immobilien AG	299,746	25,748,840
MTU Aero Engines Holdings AG	124,800	17,897,112
SAP AG	501,109	50,194,109
Vonovia SE	370,800	13,424,030

TOTAL GERMANY		175,635,060

Ireland - 3.5%
DCC PLC (United Kingdom)	149,700	13,824,460
Ryanair Holdings PLC sponsored ADR (a)	152,467	14,016,291
United Drug PLC (United Kingdom)	1,416,741	13,707,173

TOTAL IRELAND		41,547,924

Italy - 6.2%
Banca Generali SpA	418,800	12,039,087
Buzzi Unicem SpA	490,500	12,609,519
Intesa Sanpaolo SpA	4,144,800	12,099,096
Prada SpA	3,455,400	16,214,506
UniCredit SpA	1,199,100	19,514,324

TOTAL ITALY		72,476,532

Luxembourg - 0.2%
B&M European Value Retail S.A.	551,621	2,407,729
Malta - 0.7%
Kambi Group PLC (a)(b)	764,217	7,851,574
Netherlands - 7.6%
CSM NV (exchangeable)	301,832	9,370,390
Intertrust NV	725,025	14,531,763
Koninklijke Philips Electronics NV	763,400	26,362,101
Koninklijke Wessanen NV (b)	799,800	11,948,812
Unilever NV (Certificaten Van Aandelen) (Bearer)	527,000	27,607,153

TOTAL NETHERLANDS		89,820,219

Norway - 3.1%
Orkla ASA (b)	1,410,200	12,769,980
Schibsted ASA (A Shares)	970,800	24,139,972

TOTAL NORWAY		36,909,952

Spain - 4.7%
Amadeus IT Holding SA Class A	296,300	15,976,600
CaixaBank SA	2,082,500	9,455,473
Grifols SA	497,800	13,369,261
Prosegur Cash SA	6,419,600	16,363,316

TOTAL SPAIN		55,164,650

Sweden - 14.2%
AF AB (B Shares) (b)	132,500	2,788,434
Dometic Group AB	2,921,200	21,767,265
Getinge AB (B Shares)	2,003,100	39,146,987
Indutrade AB	1,079,000	25,497,014
Investor AB (B Shares)	726,024	33,189,247
Nobia AB	636,200	6,583,014
Pandox AB	711,347	11,942,386
Svenska Cellulosa AB (SCA) (B Shares)	797,500	26,417,362

TOTAL SWEDEN		167,331,709

Switzerland - 6.0%
ABB Ltd. (Reg.)	850,440	20,839,407
EDAG Engineering Group AG	297,000	5,482,082
Panalpina Welttransport Holding AG (b)	151,670	20,075,316
Swatch Group AG (Bearer)	58,680	23,489,692

TOTAL SWITZERLAND		69,886,497

United Kingdom - 13.1%
British American Tobacco PLC (United Kingdom)	164,100	11,087,149
Bunzl PLC	377,758	11,781,674
Dechra Pharmaceuticals PLC	879,100	19,242,514
Diploma PLC	1,204,800	17,305,468
Essentra PLC	1,724,000	12,091,288
International Personal Finance PLC	4,916,572	10,220,550
Micro Focus International PLC	422,900	14,175,513
NCC Group Ltd. (b)	11,819,524	21,814,823
Prudential PLC	1,633,202	36,247,061

TOTAL UNITED KINGDOM		153,966,040

United States of America - 2.6%
Autoliv, Inc. (depositary receipt) (b)	300,900	30,116,158
TOTAL COMMON STOCKS
(Cost $1,008,804,438)		1,128,248,973

Nonconvertible Preferred Stocks - 2.6%
Italy - 1.1%
Buzzi Unicem SpA (Risparmio Shares)	889,200	13,143,977
Spain - 1.5%
Grifols SA Class B	848,950	18,120,696
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,516,306)		31,264,673

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.85% (e)	34,116,993	34,123,816
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	30,306,720	30,309,751
TOTAL MONEY MARKET FUNDS
(Cost $64,434,039)		64,433,567
TOTAL INVESTMENT PORTFOLIO - 104.2%
(Cost $1,096,754,783)		1,223,947,213
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(49,505,391)
NET ASSETS - 100%		$1,174,441,822

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,697,631 or 1.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,823
Fidelity Securities Lending Cash Central Fund	154,957
Total	$185,780

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Vostok Emerging Finance Ltd. (depository receipt)	$8,746,849	$--	$--	$--	$9,883,791
Total	$8,746,849	$--	$--	$--	$9,883,791

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$197,620,362	$197,620,362	$--	$--
Consumer Staples	89,830,456	51,136,154	38,694,302	--
Financials	217,765,696	159,964,066	57,801,630	--
Health Care	150,942,254	115,567,068	35,375,186	--
Industrials	227,662,854	180,461,346	47,201,508	--
Information Technology	142,477,455	68,664,567	73,812,888	--
Materials	74,898,393	74,898,393	--	--
Real Estate	39,172,870	39,172,870	--	--
Utilities	19,143,306	19,143,306	--	--
Money Market Funds	64,433,567	64,433,567	--	--
Total Investments in Securities:	$1,223,947,213	$971,061,699	$252,885,514	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$18,651,374
Level 2 to Level 1	$0

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,471,055) — See accompanying schedule: Unaffiliated issuers (cost $1,025,508,726)	$1,149,629,855
Fidelity Central Funds (cost $64,434,039)	64,433,567
Other affiliated issuers (cost $6,812,018)	9,883,791
Total Investments (cost $1,096,754,783)		$1,223,947,213
Foreign currency held at value (cost $92,292)		92,298
Receivable for investments sold		15,131,733
Receivable for fund shares sold		2,760,119
Dividends receivable		4,500,931
Interest receivable		198,554
Distributions receivable from Fidelity Central Funds		92,119
Prepaid expenses		765
Other receivables		269,758
Total assets		1,246,993,490
Liabilities
Payable for investments purchased	$25,010,230
Payable for fund shares redeemed	16,241,574
Accrued management fee	704,228
Distribution and service plan fees payable	13,096
Other affiliated payables	220,251
Other payables and accrued expenses	54,792
Collateral on securities loaned	30,307,497
Total liabilities		72,551,668
Net Assets		$1,174,441,822
Net Assets consist of:
Paid in capital		$1,295,034,400
Undistributed net investment income		3,947,009
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(251,671,319)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,131,732
Net Assets		$1,174,441,822
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,041,580 ÷ 423,791 shares)		$37.85
Maximum offering price per share (100/94.25 of $37.85)		$40.16
Class M:
Net Asset Value and redemption price per share ($7,276,678 ÷ 191,959 shares)		$37.91
Maximum offering price per share (100/96.50 of $37.91)		$39.28
Class C:
Net Asset Value and offering price per share ($8,806,571 ÷ 233,509 shares)(a)		$37.71
Europe:
Net Asset Value, offering price and redemption price per share ($1,136,055,763 ÷ 30,021,383 shares)		$37.84
Class I:
Net Asset Value, offering price and redemption price per share ($6,261,230 ÷ 165,473 shares)		$37.84

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$9,848,230
Income from Fidelity Central Funds		185,780
Income before foreign taxes withheld		10,034,010
Less foreign taxes withheld		(919,231)
Total income		9,114,779
Expenses
Management fee
Basic fee	$3,772,806
Performance adjustment	57,143
Transfer agent fees	1,046,732
Distribution and service plan fees	78,809
Accounting and security lending fees	251,736
Custodian fees and expenses	57,797
Independent trustees' fees and expenses	2,202
Registration fees	68,257
Audit	47,320
Legal	3,145
Interest	2,747
Miscellaneous	4,515
Total expenses before reductions	5,393,209
Expense reductions	(436,283)	4,956,926
Net investment income (loss)		4,157,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(32,144,735)
Fidelity Central Funds	144
Foreign currency transactions	(228,800)
Total net realized gain (loss)		(32,373,391)
Change in net unrealized appreciation (depreciation) on: Investment securities	155,051,748
Assets and liabilities in foreign currencies	76,961
Total change in net unrealized appreciation (depreciation)		155,128,709
Net gain (loss)		122,755,318
Net increase (decrease) in net assets resulting from operations		$126,913,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,157,853	$11,518,138
Net realized gain (loss)	(32,373,391)	(10,272,498)
Change in net unrealized appreciation (depreciation)	155,128,709	(89,926,922)
Net increase (decrease) in net assets resulting from operations	126,913,171	(88,681,282)
Distributions to shareholders from net investment income	(11,727,745)	(15,981,681)
Distributions to shareholders from net realized gain	(3,911,424)	(5,885,187)
Total distributions	(15,639,169)	(21,866,868)
Share transactions - net increase (decrease)	(41,914,148)	(219,773,724)
Redemption fees	405	22,478
Total increase (decrease) in net assets	69,360,259	(330,299,396)
Net Assets
Beginning of period	1,105,081,563	1,435,380,959
End of period	$1,174,441,822	$1,105,081,563
Other Information
Undistributed net investment income end of period	$3,947,009	$11,516,901

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.17	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.08	.22	.37	.47
Net realized and unrealized gain (loss)	3.95	(2.67)	1.29	(3.68)
Total from investment operations	4.03	(2.45)	1.66	(3.21)
Distributions from net investment income	(.22)	(.29)	(.84)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.35)	(.44)	(.84)	–
Redemption fees added to paid in capitalB,C	–	–	–	–
Net asset value, end of period	$37.85	$34.17	$37.06	$36.24
Total ReturnD,E,F	11.95%	(6.69)%	4.63%	(8.14)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.39%	1.33%	1.35%I
Expenses net of fee waivers, if any	1.31%I	1.39%	1.33%	1.35%I
Expenses net of all reductions	1.23%I	1.38%	1.31%	1.35%I
Net investment income (loss)	.45%I	.62%	.98%	1.94%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,042	$17,267	$23,381	$23,633
Portfolio turnover rateJ	96%I	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.13	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.03	.11	.26	.40
Net realized and unrealized gain (loss)	3.97	(2.67)	1.29	(3.67)
Total from investment operations	4.00	(2.56)	1.55	(3.27)
Distributions from net investment income	(.09)	(.09)	(.79)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.22)	(.25)C	(.79)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.91	$34.13	$36.94	$36.18
Total ReturnE,F,G	11.80%	(6.99)%	4.33%	(8.29)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.60%J	1.70%	1.61%	1.62%J
Expenses net of fee waivers, if any	1.60%J	1.70%	1.61%	1.61%J
Expenses net of all reductions	1.52%J	1.68%	1.59%	1.61%J
Net investment income (loss)	.16%J	.31%	.70%	1.68%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,277	$6,980	$9,632	$13,679
Portfolio turnover rateK	96%J	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$33.82	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	(.06)	(.06)	.07	.29
Net realized and unrealized gain (loss)	3.95	(2.65)	1.29	(3.67)
Total from investment operations	3.89	(2.71)	1.36	(3.38)
Distributions from net investment income	–	(.12)	(.62)	–
Distributions from net realized gain	–	(.15)	–	–
Total distributions	–	(.28)C	(.62)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.71	$33.82	$36.81	$36.07
Total ReturnE,F,G	11.50%	(7.43)%	3.79%	(8.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.09%J	2.18%	2.13%	2.10%J
Expenses net of fee waivers, if any	2.09%J	2.18%	2.13%	2.10%J
Expenses net of all reductions	2.01%J	2.17%	2.11%	2.10%J
Net investment income (loss)	(.32)%J	(.17)%	.18%	1.19%J
Supplemental Data
Net assets, end of period (000 omitted)	$8,807	$9,007	$11,151	$6,818
Portfolio turnover rateK	96%J	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$34.26	$37.19	$36.32	$37.92	$30.15	$27.67
Income from Investment Operations
Net investment income (loss)A	.14	.33	.48	.94B	.61	.64
Net realized and unrealized gain (loss)	3.95	(2.68)	1.30	(2.00)	7.87	2.45
Total from investment operations	4.09	(2.35)	1.78	(1.06)	8.48	3.09
Distributions from net investment income	(.38)	(.43)	(.91)	(.52)	(.70)	(.60)
Distributions from net realized gain	(.13)	(.15)	–	(.02)	(.01)	(.02)
Total distributions	(.51)	(.58)	(.91)	(.54)	(.71)	(.61)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$37.84	$34.26	$37.19	$36.32	$37.92	$30.15
Total ReturnE,F	12.15%	(6.42)%	4.97%	(2.82)%	28.71%	11.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	1.07%	1.03%	.97%	1.06%	.83%
Expenses net of fee waivers, if any	.98%I	1.07%	1.03%	.97%	1.05%	.83%
Expenses net of all reductions	.90%I	1.06%	1.01%	.96%	1.02%	.80%
Net investment income (loss)	.78%I	.94%	1.28%	2.43%B	1.82%	2.33%
Supplemental Data
Net assets, end of period (000 omitted)	$1,136,056	$1,066,488	$1,384,134	$1,237,047	$957,048	$602,520
Portfolio turnover rateJ	96%I	62%	87%	80%K	59%	127%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$34.29	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.14	.35	.50	.56
Net realized and unrealized gain (loss)	3.94	(2.67)	1.30	(3.69)
Total from investment operations	4.08	(2.32)	1.80	(3.13)
Distributions from net investment income	(.41)	(.45)	(.91)	–
Distributions from net realized gain	(.13)	(.15)	–	–
Total distributions	(.53)C	(.60)	(.91)	–
Redemption fees added to paid in capitalB,D	–	–	–	–
Net asset value, end of period	$37.84	$34.29	$37.21	$36.32
Total ReturnE,F	12.14%	(6.33)%	5.02%	(7.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	1.01%	.98%	.97%I
Expenses net of fee waivers, if any	.97%I	1.01%	.98%	.97%I
Expenses net of all reductions	.89%I	1.00%	.96%	.96%I
Net investment income (loss)	.79%I	1.00%	1.33%	2.33%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,261	$5,340	$6,552	$5,666
Portfolio turnover rateJ	96%I	62%	87%	80%K

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.126 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Europe and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the/each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund Portfolio files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$169,361,273
Gross unrealized depreciation	(50,019,993)
Net unrealized appreciation (depreciation) on securities	$119,341,280
Tax cost	$1,104,605,933

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(199,044,876)
No expiration
Short-term	(11,846,683)
Total capital loss carryforward	$(210,891,559)

In addition, due to large redemptions in a prior period, $199,044,876 of capital losses will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $521,855,586 and $586,140,249, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$19,670	$896
Class M	.25%	.25%	17,015	–
Class C	.75%	.25%	42,124	4,445
			$78,809	$5,341

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,860
Class M	1,161
Class C(a)	159
$3,180

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$21,522.27
Class M	10,680.31
Class C	12,610.30
Europe	997,363.19
Class I	4,557.18
	$1,046,732

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$16,487,800.60%		$2,747

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,847 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $154,957. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $431,551 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,732.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$107,755	$174,443
Class M	18,340	23,347
Class C	–	38,160
Europe	11,539,594	15,664,870
Class I	62,056	80,861
Total	$11,727,745	$15,981,681
From net realized gain
Class A	$60,612	$94,260
Class M	25,394	39,080
Class C	–	47,778
Europe	3,806,254	5,676,211
Class I	19,164	27,858
Total	$3,911,424	$5,885,187

10. Share Transactions.

Share Transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	37,895	144,459	$1,311,824	$5,004,460
Reinvestment of distributions	4,870	7,044	160,602	257,822
Shares redeemed	(124,326)	(277,024)	(4,239,762)	(9,579,027)
Net increase (decrease)	(81,561)	(125,521)	$(2,767,336)	$(4,316,745)
Class M
Shares sold	22,531	18,157	$773,832	$629,088
Reinvestment of distributions	1,308	1,677	43,249	61,481
Shares redeemed	(36,394)	(76,071)	(1,250,315)	(2,635,140)
Net increase (decrease)	(12,555)	(56,237)	$(433,234)	$(1,944,571)
Class B
Shares sold	–	183	$–	$6,069
Shares redeemed	–	(14,607)	–	(499,471)
Net increase (decrease)	–	(14,424)	$–	$(493,402)
Class C
Shares sold	17,585	64,049	$598,431	$2,232,592
Reinvestment of distributions	–	2,232	–	81,438
Shares redeemed	(50,424)	(102,859)	(1,711,243)	(3,518,604)
Net increase (decrease)	(32,839)	(36,578)	$(1,112,812)	$(1,204,574)
Europe
Shares sold	2,346,878	2,489,815	$82,035,246	$86,835,858
Reinvestment of distributions	443,964	559,844	14,619,746	20,484,708
Shares redeemed	(3,895,796)	(9,143,028)	(134,689,605)	(318,516,566)
Net increase (decrease)	(1,104,954)	(6,093,369)	$(38,034,613)	$(211,196,000)
Class I
Shares sold	74,386	73,750	$2,652,731	$2,648,638
Reinvestment of distributions	2,369	2,803	78,022	102,586
Shares redeemed	(67,031)	(96,879)	(2,296,906)	(3,369,656)
Net increase (decrease)	9,724	(20,326)	$433,847	$(618,432)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.31%
Actual		$1,000.00	$1,119.50	$6.88
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.60%
Actual		$1,000.00	$1,118.00	$8.40
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.09%
Actual		$1,000.00	$1,115.00	$10.96
Hypothetical-C		$1,000.00	$1,014.43	$10.44
Europe	.98%
Actual		$1,000.00	$1,121.50	$5.15
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class I	.97%
Actual		$1,000.00	$1,121.40	$5.10
Hypothetical-C		$1,000.00	$1,019.98	$4.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AEUF-SANN-0617
1.9585995.103

Fidelity® International Small Cap Opportunities Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	30.4%
United Kingdom	18.8%
Germany	6.8%
Sweden	5.5%
United States of America *	5.4%
Italy	3.4%
Australia	2.5%
Spain	2.4%
France	2.4%
Other	22.4%

As of October 31, 2016
Japan	30.1%
United Kingdom	18.2%
United States of America*	8.5%
Germany	7.0%
Sweden	4.1%
Italy	3.2%
Australia	2.5%
Netherlands	2.4%
France	2.3%
Other	21.7%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6	1.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.3	1.8
Interpump Group SpA (Italy, Machinery)	2.2	1.5
CompuGroup Medical AG (Germany, Health Care Technology)	2.1	2.0
Sartorius AG (non-vtg.) (Germany, Health Care Equipment & Supplies)	2.1	1.8
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.0	1.4
Azbil Corp. (Japan, Electronic Equipment & Components)	1.9	1.6
Fagerhult AB (Sweden, Electrical Equipment)	1.9	1.4
BGFretail Co. Ltd. (Korea (South), Food & Staples Retailing)	1.8	1.4
OBIC Co. Ltd. (Japan, IT Services)	1.8	1.7
USS Co. Ltd. (Japan, Specialty Retail)	1.7	2.2
	19.8

Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	23.6	20.9
Consumer Discretionary	15.0	19.4
Health Care	13.4	12.6
Information Technology	13.1	11.7
Consumer Staples	10.0	10.1
Materials	8.5	7.8
Real Estate	7.3	8.1
Financials	5.7	6.4
Energy	1.8	1.4

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 2.5%
Adelaide Brighton Ltd.	802,063	$3,555,462
Beacon Lighting Group Ltd.	2,695,741	3,633,428
DuluxGroup Ltd.	1,736,117	8,801,030
Imdex Ltd. (a)	3,940,102	1,829,216
Quintis Ltd. (b)	3,070,587	2,759,107
RCG Corp. Ltd. (b)	6,879,148	4,275,418

TOTAL AUSTRALIA		24,853,661

Austria - 1.7%
Andritz AG	172,500	9,539,899
Buwog-Gemeinnuetzige Wohnung	283,444	7,654,050

TOTAL AUSTRIA		17,193,949

Bailiwick of Jersey - 0.4%
Integrated Diagnostics Holdings PLC	1,483,779	4,466,175
Belgium - 1.2%
KBC Ancora (a)	257,848	12,262,951
Bermuda - 0.6%
Vostok New Ventures Ltd. (depositary receipt) (a)	707,589	5,512,249
Canada - 1.7%
McCoy Global, Inc. (a)	636,215	908,845
New Look Vision Group, Inc.	207,200	4,325,995
Pason Systems, Inc.	262,000	3,890,510
PrairieSky Royalty Ltd.	107,800	2,349,401
ShawCor Ltd. Class A	132,500	3,324,512
Tesco Corp. (a)	274,047	1,795,008

TOTAL CANADA		16,594,271

Cayman Islands - 0.3%
58.com, Inc. ADR (a)	87,900	3,479,082
Denmark - 2.2%
Jyske Bank A/S (Reg.)	183,127	9,786,262
Scandinavian Tobacco Group A/S	264,149	4,611,220
Spar Nord Bank A/S	651,369	7,383,438

TOTAL DENMARK		21,780,920

Finland - 0.8%
Tikkurila Oyj	382,646	7,586,056
France - 2.4%
Elis SA	414,962	8,588,344
Laurent-Perrier Group SA	51,163	3,939,128
Vetoquinol SA	101,184	5,557,279
Virbac SA (a)	37,052	5,834,145

TOTAL FRANCE		23,918,896

Germany - 4.7%
CompuGroup Medical AG	424,478	20,899,752
CTS Eventim AG	360,354	13,881,951
Fielmann AG	68,873	5,265,139
Nexus AG	281,358	6,773,280

TOTAL GERMANY		46,820,122

India - 0.7%
Jyothy Laboratories Ltd.	1,189,354	7,399,932
Ireland - 1.7%
FBD Holdings PLC (a)	240,328	2,133,583
James Hardie Industries PLC CDI	894,067	15,177,052

TOTAL IRELAND		17,310,635

Isle of Man - 0.9%
Playtech Ltd.	743,143	9,230,555
Israel - 2.3%
Azrieli Group	96,505	5,139,934
Ituran Location & Control Ltd.	300,908	9,418,420
Strauss Group Ltd.	483,344	8,499,691

TOTAL ISRAEL		23,058,045

Italy - 3.4%
Azimut Holding SpA	427,797	8,350,707
Beni Stabili SpA SIIQ	6,607,875	4,196,410
Interpump Group SpA	823,043	21,830,767

TOTAL ITALY		34,377,884

Japan - 30.4%
Ai Holdings Corp.	202,400	4,978,523
Aoki Super Co. Ltd.	318,000	3,936,667
Artnature, Inc.	595,800	3,816,113
Asahi Co. Ltd.	345,700	4,425,332
Azbil Corp.	551,900	18,565,822
Broadleaf Co. Ltd.	287,300	1,863,359
Central Automotive Products Ltd.	134,000	1,388,383
Century21 Real Estate Japan Ltd.	73,000	941,027
Coca-Cola West Co. Ltd.	175,275	5,212,259
Daiichikosho Co. Ltd.	222,300	9,641,808
Daikokutenbussan Co. Ltd.	171,700	8,209,563
Funai Soken Holdings, Inc.	235,700	4,528,992
GCA Savvian Group Corp.	555,461	4,489,530
Goldcrest Co. Ltd.	534,130	9,487,126
Iwatsuka Confectionary Co. Ltd.	22,800	869,253
Kobayashi Pharmaceutical Co. Ltd.	221,900	11,624,992
Koshidaka Holdings Co. Ltd.	166,900	4,121,782
Kusuri No Aoki Holdings Co. Ltd.	94,300	4,073,151
Lasertec Corp.	702,272	9,141,033
Medikit Co. Ltd.	96,100	4,000,036
Miroku Jyoho Service Co., Ltd.	105,500	1,999,744
Misumi Group, Inc.	481,400	9,116,263
Nabtesco Corp.	191,300	5,422,812
Nagaileben Co. Ltd.	500,800	11,536,707
Nakano Refrigerators Co. Ltd.	146,500	4,021,440
ND Software Co. Ltd.	91,682	828,202
Nihon Parkerizing Co. Ltd.	1,243,000	15,956,340
NS Tool Co. Ltd. (b)	71,200	1,025,127
OBIC Co. Ltd.	336,500	18,172,057
OSG Corp. (b)	745,200	15,341,861
Paramount Bed Holdings Co. Ltd.	234,600	9,838,574
ProNexus, Inc.	527,800	6,609,633
San-Ai Oil Co. Ltd.	607,700	5,157,068
SHO-BOND Holdings Co. Ltd.	238,700	10,920,565
Shoei Co. Ltd.	309,926	8,604,808
SK Kaken Co. Ltd.	83,000	7,892,353
Software Service, Inc.	65,900	2,991,290
Techno Medica Co. Ltd.	79,491	1,413,332
The Monogatari Corp.	99,300	4,462,821
TKC Corp.	247,400	6,724,575
Tocalo Co. Ltd.	117,000	3,153,936
USS Co. Ltd.	966,500	17,080,108
Welcia Holdings Co. Ltd.	156,900	5,052,891
Workman Co. Ltd.	229,500	6,711,550
Yamada Consulting Group Co. Ltd.	135,700	6,220,471
Yamato Kogyo Co. Ltd.	104,100	2,603,551

TOTAL JAPAN		304,172,830

Korea (South) - 2.1%
BGFretail Co. Ltd.	190,044	18,292,737
Leeno Industrial, Inc.	63,110	2,363,296

TOTAL KOREA (SOUTH)		20,656,033

Mexico - 0.4%
Consorcio ARA S.A.B. de CV	11,546,078	3,851,708
Netherlands - 2.2%
Aalberts Industries NV	319,501	12,675,341
Takeaway.com Holding BV (c)	74,887	2,522,281
VastNed Retail NV	178,200	6,657,114

TOTAL NETHERLANDS		21,854,736

Norway - 0.8%
Kongsberg Gruppen ASA (b)	331,100	5,167,412
Skandiabanken ASA	317,700	2,839,911

TOTAL NORWAY		8,007,323

Philippines - 0.5%
Jollibee Food Corp.	1,259,030	5,271,952
South Africa - 0.9%
Clicks Group Ltd.	884,913	8,888,364
Spain - 2.4%
Hispania Activos Inmobiliarios SA	366,631	5,535,284
Merlin Properties Socimi SA	545,300	6,453,759
Prosegur Compania de Seguridad SA (Reg.)	1,848,490	12,061,225

TOTAL SPAIN		24,050,268

Sweden - 5.5%
Addlife AB (a)	173,500	3,300,639
AddTech AB (B Shares)	405,143	7,295,712
Fagerhult AB	445,203	18,371,479
Lagercrantz Group AB (B Shares)	617,207	6,741,871
Loomis AB (B Shares)	224,700	8,156,103
Saab AB (B Shares)	221,100	10,963,513

TOTAL SWEDEN		54,829,317

Switzerland - 0.6%
Tecan Group AG	34,420	5,873,885
Taiwan - 0.4%
Addcn Technology Co. Ltd.	588,435	4,390,434
United Kingdom - 18.8%
Alliance Pharma PLC	4,548,400	2,798,267
Avon Rubber PLC	93,200	1,266,276
Berendsen PLC	1,079,163	11,726,971
Dechra Pharmaceuticals PLC	617,609	13,518,769
Domino's Pizza UK & IRL PLC	746,000	3,193,354
DP Poland PLC (a)(d)	7,057,200	4,638,796
Elementis PLC	3,059,010	12,052,495
Great Portland Estates PLC	1,015,989	9,106,090
Hilton Food Group PLC	263,272	2,623,917
Howden Joinery Group PLC	1,695,300	10,166,334
Informa PLC	1,684,956	14,010,719
InterContinental Hotel Group PLC ADR (b)	109,975	5,805,580
ITE Group PLC	3,080,234	7,061,449
Just Eat Holding Ltd. (a)	608,770	4,549,523
Rightmove PLC	182,147	9,875,477
Shaftesbury PLC	974,573	11,764,328
Spectris PLC	560,078	20,021,400
Spirax-Sarco Engineering PLC	339,491	22,864,852
Ted Baker PLC	26,142	946,362
Topps Tiles PLC	3,398,615	4,566,957
Ultra Electronics Holdings PLC	342,558	9,281,809
Unite Group PLC	674,423	5,651,627

TOTAL UNITED KINGDOM		187,491,352

United States of America - 3.8%
Autoliv, Inc. (b)	52,200	5,229,918
China Biologic Products, Inc. (a)(b)	72,780	8,588,040
Domino's Pizza, Inc.	10,700	1,940,873
Martin Marietta Materials, Inc.	24,820	5,465,116
Mohawk Industries, Inc. (a)	18,300	4,296,657
PriceSmart, Inc.	84,074	7,310,234
ResMed, Inc.	75,095	5,105,709

TOTAL UNITED STATES OF AMERICA		37,936,547

TOTAL COMMON STOCKS
(Cost $812,073,795)		963,120,132

Nonconvertible Preferred Stocks - 2.1%
Germany - 2.1%
Sartorius AG (non-vtg.)
(Cost $8,600,093)	223,080	20,426,668

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.85% (e)	8,966,089	8,967,883
Fidelity Securities Lending Cash Central Fund 0.86% (e)(f)	14,966,068	14,967,564
TOTAL MONEY MARKET FUNDS
(Cost $23,936,241)		23,935,447
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $844,610,129)		1,007,482,247
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,746,682)
NET ASSETS - 100%		$999,735,565

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,522,281 or 0.3% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,120
Fidelity Securities Lending Cash Central Fund	106,612
Total	$182,732

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DP Poland PLC	$5,450,276	$64,232	$907,568	$--	$4,638,796
Total	$5,450,276	$64,232	$907,568	$--	$4,638,796

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,172,150) — See accompanying schedule: Unaffiliated issuers (cost $818,797,323)	$978,908,004
Fidelity Central Funds (cost $23,936,241)	23,935,447
Other affiliated issuers (cost $1,876,565)	4,638,796
Total Investments (cost $844,610,129)		$1,007,482,247
Receivable for investments sold		5,488,258
Receivable for fund shares sold		1,189,162
Dividends receivable		5,048,474
Distributions receivable from Fidelity Central Funds		39,530
Prepaid expenses		739
Other receivables		14,652
Total assets		1,019,263,062
Liabilities
Payable for investments purchased	$2,364,536
Payable for fund shares redeemed	1,182,921
Accrued management fee	728,238
Distribution and service plan fees payable	22,834
Other affiliated payables	205,983
Other payables and accrued expenses	56,049
Collateral on securities loaned	14,966,936
Total liabilities		19,527,497
Net Assets		$999,735,565
Net Assets consist of:
Paid in capital		$1,013,074,959
Undistributed net investment income		2,712,899
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(178,921,818)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		162,869,525
Net Assets		$999,735,565
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,215,065 ÷ 2,382,078 shares)		$16.46
Maximum offering price per share (100/94.25 of $16.46)		$17.46
Class M:
Net Asset Value and redemption price per share ($12,067,399 ÷ 737,837 shares)		$16.36
Maximum offering price per share (100/96.50 of $16.36)		$16.95
Class C:
Net Asset Value and offering price per share ($12,536,393 ÷ 785,142 shares)(a)		$15.97
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($804,353,447 ÷ 48,362,640 shares)		$16.63
Class I:
Net Asset Value, offering price and redemption price per share ($131,563,261 ÷ 7,920,155 shares)		$16.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$10,382,535
Income from Fidelity Central Funds		182,732
Income before foreign taxes withheld		10,565,267
Less foreign taxes withheld		(1,001,818)
Total income		9,563,449
Expenses
Management fee
Basic fee	$4,127,157
Performance adjustment	74,067
Transfer agent fees	998,611
Distribution and service plan fees	140,161
Accounting and security lending fees	229,336
Custodian fees and expenses	84,070
Independent trustees' fees and expenses	2,011
Registration fees	42,545
Audit	38,720
Legal	1,533
Interest	2,066
Miscellaneous	5,741
Total expenses before reductions	5,746,018
Expense reductions	(21,960)	5,724,058
Net investment income (loss)		3,839,391
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,961,072
Fidelity Central Funds	(904)
Other affiliated issuers	599,349
Foreign currency transactions	(136,477)
Total net realized gain (loss)		31,423,040
Change in net unrealized appreciation (depreciation) on: Investment securities	77,011,792
Assets and liabilities in foreign currencies	123,402
Total change in net unrealized appreciation (depreciation)		77,135,194
Net gain (loss)		108,558,234
Net increase (decrease) in net assets resulting from operations		$112,397,625

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,839,391	$9,502,103
Net realized gain (loss)	31,423,040	53,842,316
Change in net unrealized appreciation (depreciation)	77,135,194	(43,765,071)
Net increase (decrease) in net assets resulting from operations	112,397,625	19,579,348
Distributions to shareholders from net investment income	(10,623,894)	(4,852,691)
Distributions to shareholders from net realized gain	(2,566,471)	(4,655,673)
Total distributions	(13,190,365)	(9,508,364)
Share transactions - net increase (decrease)	(135,200,456)	68,430,907
Redemption fees	141,153	241,368
Total increase (decrease) in net assets	(35,852,043)	78,743,259
Net Assets
Beginning of period	1,035,587,608	956,844,349
End of period	$999,735,565	$1,035,587,608
Other Information
Undistributed net investment income end of period	$2,712,899	$9,497,402

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$14.75	$13.65	$13.68	$10.78	$9.75
Income from Investment Operations
Net investment income (loss)A	.04	.09	.06	.05	.07	.08
Net realized and unrealized gain (loss)	1.76	.10	1.11	.05	2.91	1.07
Total from investment operations	1.80	.19	1.17	.10	2.98	1.15
Distributions from net investment income	(.12)	(.05)	(.05)	(.06)	(.08)	(.11)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.16)	(.12)	(.07)	(.13)B	(.08)C	(.12)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$16.46	$14.82	$14.75	$13.65	$13.68	$10.78
Total ReturnE,F,G	12.29%	1.30%	8.62%	.78%	27.85%	12.00%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.44%J	1.45%	1.52%	1.63%	1.70%	1.75%
Expenses net of fee waivers, if any	1.44%J	1.45%	1.52%	1.63%	1.65%	1.65%
Expenses net of all reductions	1.44%J	1.45%	1.51%	1.63%	1.64%	1.64%
Net investment income (loss)	.52%J	.62%	.38%	.33%	.59%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$39,215	$45,151	$42,289	$25,041	$22,052	$18,194
Portfolio turnover rateK	12%J	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and net realized gain of $.079 per share.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.68	$14.62	$13.53	$13.56	$10.69	$9.66
Income from Investment Operations
Net investment income (loss)A	.02	.04	.01	.01	.04	.06
Net realized and unrealized gain (loss)	1.76	.10	1.11	.06	2.89	1.06
Total from investment operations	1.78	.14	1.12	.07	2.93	1.12
Distributions from net investment income	(.06)	(.01)	(.01)	(.02)	(.05)	(.08)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.10)	(.08)	(.03)	(.10)	(.06)	(.09)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.36	$14.68	$14.62	$13.53	$13.56	$10.69
Total ReturnC,D,E	12.19%	.95%	8.27%	.55%	27.53%	11.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.77%	1.80%	1.89%	1.96%	2.02%
Expenses net of fee waivers, if any	1.75%H	1.77%	1.80%	1.89%	1.90%	1.90%
Expenses net of all reductions	1.75%H	1.77%	1.80%	1.89%	1.89%	1.89%
Net investment income (loss)	.21%H	.30%	.10%	.07%	.34%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$12,067	$12,308	$13,296	$9,913	$9,634	$8,169
Portfolio turnover rateI	12%H	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$14.26	$13.23	$13.28	$10.48	$9.47
Income from Investment Operations
Net investment income (loss)A	(.02)	(.03)	(.05)	(.06)	(.02)	.01
Net realized and unrealized gain (loss)	1.72	.09	1.08	.06	2.84	1.04
Total from investment operations	1.70	.06	1.03	–	2.82	1.05
Distributions from net investment income	–	–	–	–	(.01)	(.03)
Distributions from net realized gain	–	(.05)	–	(.05)	(.01)	(.01)
Total distributions	–	(.05)	–	(.05)	(.02)	(.04)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$15.97	$14.27	$14.26	$13.23	$13.28	$10.48
Total ReturnC,D,E	11.91%	.44%	7.79%	.03%	26.91%	11.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.24%H	2.26%	2.27%	2.38%	2.45%	2.50%
Expenses net of fee waivers, if any	2.23%H	2.26%	2.27%	2.38%	2.40%	2.40%
Expenses net of all reductions	2.23%H	2.25%	2.26%	2.38%	2.39%	2.39%
Net investment income (loss)	(.27)%H	(.19)%	(.36)%	(.42)%	(.16)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$12,536	$12,625	$17,370	$8,438	$8,070	$6,608
Portfolio turnover rateI	12%H	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.00	$14.91	$13.80	$13.82	$10.88	$9.85
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.09	.10	.11
Net realized and unrealized gain (loss)	1.78	.11	1.12	.06	2.95	1.07
Total from investment operations	1.84	.24	1.22	.15	3.05	1.18
Distributions from net investment income	(.17)	(.08)	(.09)	(.09)	(.10)	(.14)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.21)	(.15)	(.11)	(.17)	(.11)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.63	$15.00	$14.91	$13.80	$13.82	$10.88
Total ReturnC,D	12.46%	1.58%	8.92%	1.11%	28.24%	12.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%G	1.17%	1.23%	1.30%	1.39%	1.47%
Expenses net of fee waivers, if any	1.14%G	1.17%	1.22%	1.30%	1.39%	1.40%
Expenses net of all reductions	1.14%G	1.16%	1.22%	1.30%	1.38%	1.39%
Net investment income (loss)	.82%G	.90%	.68%	.65%	.85%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$804,353	$809,952	$762,563	$584,253	$518,121	$334,918
Portfolio turnover rateH	12%G	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$14.99	$14.91	$13.81	$13.83	$10.90	$9.86
Income from Investment Operations
Net investment income (loss)A	.06	.13	.10	.08	.11	.11
Net realized and unrealized gain (loss)	1.78	.10	1.13	.07	2.93	1.08
Total from investment operations	1.84	.23	1.23	.15	3.04	1.19
Distributions from net investment income	(.18)	(.08)	(.11)	(.09)	(.10)	(.14)
Distributions from net realized gain	(.04)	(.07)	(.02)	(.08)	(.01)	(.01)
Total distributions	(.22)	(.15)	(.13)	(.17)	(.11)	(.15)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$16.61	$14.99	$14.91	$13.81	$13.83	$10.90
Total ReturnC,D	12.46%	1.56%	8.98%	1.11%	28.11%	12.32%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.15%G	1.16%	1.19%	1.36%	1.38%	1.44%
Expenses net of fee waivers, if any	1.15%G	1.16%	1.19%	1.36%	1.37%	1.40%
Expenses net of all reductions	1.15%G	1.16%	1.18%	1.36%	1.37%	1.39%
Net investment income (loss)	.81%G	.91%	.71%	.60%	.87%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$131,563	$155,551	$120,723	$29,822	$5,670	$4,591
Portfolio turnover rateH	12%G	24%	21%	18%	31%	28%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Small Cap Opportunities and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$209,557,645
Gross unrealized depreciation	(52,839,150)
Net unrealized appreciation (depreciation) on securities	$156,718,495
Tax cost	$850,763,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(201,465,311)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $57,360,998 and $201,269,981, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51,828	$1,396
Class M	.25%	.25%	28,790	–
Class C	.75%	.25%	59,543	5,542
			$140,161	$ 6,938

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,132
Class M	1,342
Class C(a)	733
$5,207

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$50,887.25
Class M	17,832.31
Class C	17,358.29
International Small Cap Opportunities	748,529.20
Class I	164,005.21
	$998,611

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $716 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,779,000.58%		$1,257

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,675 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $360,684. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $106,612, including $29 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,334,167. The weighted average interest rate was .91%. The interest expense amounted to $809 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,717 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,243.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$345,530	$159,395
Class M	44,101	9,385
International Small Cap Opportunities	8,436,081	3,989,748
Class I	1,798,182	694,163
Total	$10,623,894	$4,852,691
From net realized gain
Class A	$117,129	$214,570
Class M	32,073	65,696
Class C	–	66,143
International Small Cap Opportunities	2,008,591	3,723,825
Class I	408,678	585,439
Total	$2,566,471	$4,655,673

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	365,099	1,351,287	$5,442,812	$19,658,244
Reinvestment of distributions	30,737	24,184	441,386	359,376
Shares redeemed	(1,060,238)	(1,195,179)	(15,880,127)	(17,426,031)
Net increase (decrease)	(664,402)	180,292	$(9,995,929)	$2,591,589
Class M
Shares sold	50,846	193,483	$769,295	$2,768,529
Reinvestment of distributions	5,229	5,021	74,673	74,158
Shares redeemed	(156,449)	(269,450)	(2,314,840)	(3,846,732)
Net increase (decrease)	(100,374)	(70,946)	$(1,470,872)	$(1,004,045)
Class B
Shares sold	–	3,601	$–	$51,563
Shares redeemed	–	(45,696)	–	(635,715)
Net increase (decrease)	–	(42,095)	$–	$(584,152)
Class C
Shares sold	57,882	246,339	$847,816	$3,449,372
Reinvestment of distributions	–	4,483	–	64,648
Shares redeemed	(157,157)	(584,363)	(2,262,768)	(8,102,721)
Net increase (decrease)	(99,275)	(333,541)	$(1,414,952)	$(4,588,701)
International Small Cap Opportunities
Shares sold	3,077,675	26,676,267	$46,619,140	$389,947,202
Reinvestment of distributions	594,324	402,267	8,611,758	6,034,011
Shares redeemed	(9,305,420)	(24,218,791)	(138,022,412)	(357,874,849)
Net increase (decrease)	(5,633,421)	2,859,743	$(82,791,514)	$38,106,364
Class I
Shares sold	2,368,566	5,357,445	$36,078,168	$78,823,330
Reinvestment of distributions	138,286	75,351	2,000,992	1,129,506
Shares redeemed	(4,962,513)	(3,153,630)	(77,606,349)	(46,042,984)
Net increase (decrease)	(2,455,661)	2,279,166	$(39,527,189)	$33,909,852

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.44%
Actual		$1,000.00	$1,122.90	$7.58
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class M	1.75%
Actual		$1,000.00	$1,121.90	$9.21
Hypothetical-C		$1,000.00	$1,016.12	$8.75

Class C	2.23%
Actual		$1,000.00	$1,119.10	$11.72
Hypothetical-C		$1,000.00	$1,013.74	$11.13
International Small Cap Opportunities	1.14%
Actual		$1,000.00	$1,124.60	$6.01
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class I	1.15%
Actual		$1,000.00	$1,124.60	$6.06
Hypothetical-C		$1,000.00	$1,019.09	$5.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ILS-SANN-0617
1.815078.111

Fidelity Advisor® International Growth Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® International Growth Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
United States of America*	20.3%
Japan	11.7%
United Kingdom	11.5%
Switzerland	10.7%
Sweden	5.9%
Germany	4.8%
Spain	4.6%
Belgium	3.9%
Australia	3.6%
Other	23.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
United States of America*	23.5%
Japan	13.9%
Switzerland	12.4%
United Kingdom	8.7%
Spain	5.2%
Sweden	4.1%
Australia	4.0%
Belgium	4.0%
Germany	3.9%
Other	20.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	95.4
Short-Term Investments and Net Other Assets (Liabilities)	3.0	4.6

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S) (Switzerland, Food Products)	5.7	5.5
Anheuser-Busch InBev SA NV (Belgium, Beverages)	3.4	3.5
CSL Ltd. (Australia, Biotechnology)	2.9	3.0
SAP AG (Germany, Software)	2.7	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.6	3.1
Visa, Inc. Class A (United States of America, IT Services)	2.4	2.4
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	2.3	2.4
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2	0.0
Inditex SA (Spain, Specialty Retail)	2.2	2.7
AIA Group Ltd. (Hong Kong, Insurance)	2.2	2.1
	28.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	19.0	19.8
Information Technology	18.1	16.2
Health Care	14.5	17.8
Industrials	14.0	11.1
Consumer Discretionary	10.7	12.7
Financials	10.7	9.2
Materials	6.9	5.4
Real Estate	2.1	2.5
Energy	0.6	0.3
Telecommunication Services	0.4	0.4

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 3.6%
CSL Ltd.	556,249	$55,209,627
Transurban Group unit	1,441,115	13,165,104

TOTAL AUSTRALIA		68,374,731

Austria - 1.7%
Andritz AG	410,121	22,681,234
Buwog-Gemeinnuetzige Wohnung	348,328	9,406,161

TOTAL AUSTRIA		32,087,395

Belgium - 3.9%
Anheuser-Busch InBev SA NV	566,391	63,872,122
KBC Groep NV	131,139	9,468,079

TOTAL BELGIUM		73,340,201

Brazil - 0.1%
Itau Unibanco Holding SA	141,900	1,522,696
Canada - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	176,600	8,122,009
Franco-Nevada Corp.	135,400	9,208,847
Pason Systems, Inc.	280,500	4,165,221
PrairieSky Royalty Ltd.	194,500	4,238,947

TOTAL CANADA		25,735,024

Cayman Islands - 1.1%
58.com, Inc. ADR (a)(b)	150,570	5,959,561
Alibaba Group Holding Ltd. sponsored ADR (a)	136,100	15,719,550

TOTAL CAYMAN ISLANDS		21,679,111

Denmark - 1.3%
Jyske Bank A/S (Reg.)	189,200	10,110,801
Novo Nordisk A/S Series B sponsored ADR	396,800	15,348,224

TOTAL DENMARK		25,459,025

Finland - 0.3%
Tikkurila Oyj	298,300	5,913,875
France - 0.9%
Essilor International SA	127,039	16,460,727
Germany - 4.8%
Bayer AG	319,400	39,520,370
SAP AG	515,925	51,678,167

TOTAL GERMANY		91,198,537

Hong Kong - 2.2%
AIA Group Ltd.	5,948,200	41,179,758
India - 1.0%
Housing Development Finance Corp. Ltd.	771,267	18,440,707
Ireland - 3.4%
CRH PLC sponsored ADR	1,025,166	37,234,029
James Hardie Industries PLC CDI	1,595,097	27,077,244

TOTAL IRELAND		64,311,273

Isle of Man - 0.5%
Playtech Ltd.	778,125	9,665,066
Israel - 0.2%
Azrieli Group	91,600	4,878,690
Italy - 1.1%
Azimut Holding SpA	234,600	4,579,452
Interpump Group SpA	589,926	15,647,466

TOTAL ITALY		20,226,918

Japan - 11.7%
Astellas Pharma, Inc.	928,700	12,246,871
DENSO Corp.	402,700	17,336,240
East Japan Railway Co.	205,500	18,349,827
Hoya Corp.	412,500	19,700,830
Keyence Corp.	99,924	40,157,840
Komatsu Ltd.	568,700	15,196,542
Misumi Group, Inc.	793,400	15,024,601
Mitsui Fudosan Co. Ltd.	563,000	12,371,101
Nintendo Co. Ltd.	32,400	8,199,325
Olympus Corp.	486,300	18,714,752
OSG Corp.	469,800	9,672,043
SHO-BOND Holdings Co. Ltd.	207,600	9,497,735
USS Co. Ltd.	1,385,600	24,486,495

TOTAL JAPAN		220,954,202

Kenya - 0.4%
Safaricom Ltd.	44,623,900	8,323,741
Korea (South) - 1.2%
BGFretail Co. Ltd.	154,843	14,904,455
NAVER Corp.	10,508	7,389,592

TOTAL KOREA (SOUTH)		22,294,047

Mexico - 0.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	97,255	8,756,840
Netherlands - 2.0%
ASML Holding NV (Netherlands) (b)	286,200	37,831,792
New Zealand - 0.3%
Auckland International Airport Ltd.	1,278,623	6,057,528
South Africa - 2.0%
Clicks Group Ltd.	937,084	9,412,387
Naspers Ltd. Class N	154,900	29,454,469

TOTAL SOUTH AFRICA		38,866,856

Spain - 4.6%
Amadeus IT Holding SA Class A	494,200	26,647,437
Hispania Activos Inmobiliarios SA	365,824	5,523,100
Inditex SA	1,083,159	41,543,754
Merlin Properties Socimi SA	412,400	4,880,855
Prosegur Compania de Seguridad SA (Reg.)	1,346,749	8,787,412

TOTAL SPAIN		87,382,558

Sweden - 5.9%
ASSA ABLOY AB (B Shares)	1,848,083	40,040,094
Atlas Copco AB (A Shares)	703,900	26,320,852
Fagerhult AB	360,544	14,877,991
Svenska Cellulosa AB (SCA) (B Shares)	463,900	15,366,789
Svenska Handelsbanken AB (A Shares)	1,038,920	14,744,024

TOTAL SWEDEN		111,349,750

Switzerland - 10.7%
Nestle SA (Reg. S)	1,409,029	108,524,129
Novartis AG	339,452	26,132,737
Roche Holding AG (participation certificate)	184,397	48,250,148
Schindler Holding AG:
(participation certificate)	77,451	15,824,913
(Reg.)	18,350	3,644,181

TOTAL SWITZERLAND		202,376,108

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,637,000	16,958,049
Turkey - 0.2%
Tupras Turkiye Petrol Rafinelleri A/S	143,012	3,603,534
United Kingdom - 11.5%
BAE Systems PLC	2,019,000	16,398,270
Berendsen PLC	798,873	8,681,136
British American Tobacco PLC (United Kingdom)	630,700	42,612,217
Elementis PLC	1,253,900	4,940,364
Howden Joinery Group PLC	775,100	4,648,101
Informa PLC	2,095,926	17,428,010
InterContinental Hotel Group PLC ADR (b)	611,546	32,283,513
Prudential PLC	1,422,174	31,563,535
Reckitt Benckiser Group PLC	465,145	42,857,319
Rightmove PLC	89,200	4,836,163
Shaftesbury PLC	377,933	4,562,129
Spectris PLC	178,700	6,388,082

TOTAL UNITED KINGDOM		217,198,839

United States of America - 17.3%
Alphabet, Inc. Class A (a)	32,736	30,265,087
Autoliv, Inc. (b)	168,569	16,888,928
Berkshire Hathaway, Inc. Class B (a)	134,184	22,168,539
China Biologic Products, Inc. (a)	80,266	9,471,388
Domino's Pizza, Inc.	36,290	6,582,643
Martin Marietta Materials, Inc.	84,900	18,694,131
MasterCard, Inc. Class A	320,100	37,234,032
Mohawk Industries, Inc. (a)	77,900	18,290,141
Molson Coors Brewing Co. Class B	103,400	9,915,026
Moody's Corp.	88,700	10,494,984
MSCI, Inc.	131,400	13,182,048
Philip Morris International, Inc.	252,808	28,021,239
PPG Industries, Inc.	80,700	8,864,088
PriceSmart, Inc.	82,600	7,182,070
ResMed, Inc.	181,700	12,353,783
S&P Global, Inc.	110,200	14,787,738
Sherwin-Williams Co.	51,600	17,269,488
Visa, Inc. Class A	500,160	45,624,595

TOTAL UNITED STATES OF AMERICA		327,289,948

TOTAL COMMON STOCKS
(Cost $1,516,974,032)		1,829,717,526

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $7,326,348)	549,500	6,796,796

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 0.85% (c)	50,237,817	50,247,865
Fidelity Securities Lending Cash Central Fund 0.86% (c)(d)	57,874,220	57,880,007
TOTAL MONEY MARKET FUNDS
(Cost $108,126,129)		108,127,872
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $1,632,426,509)		1,944,642,194
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(51,311,106)
NET ASSETS - 100%		$1,893,331,088

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$128,265
Fidelity Securities Lending Cash Central Fund	213,214
Total	$341,479

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$204,294,193	$174,839,724	$29,454,469	$--
Consumer Staples	359,546,602	101,680,815	257,865,787	--
Energy	12,007,702	12,007,702	--	--
Financials	199,039,157	167,475,622	31,563,535	--
Health Care	273,409,457	147,259,331	126,150,126	--
Industrials	264,515,030	232,920,218	31,594,812	--
Information Technology	344,554,338	267,718,797	76,835,541	--
Materials	129,202,066	129,202,066	--	--
Real Estate	41,622,036	41,622,036	--	--
Telecommunication Services	8,323,741	8,323,741	--	--
Money Market Funds	108,127,872	108,127,872	--	--
Total Investments in Securities:	$1,944,642,194	$1,391,177,924	$553,464,270	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$83,144,029
Level 2 to Level 1	$68,746,581

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,483,263) — See accompanying schedule: Unaffiliated issuers (cost $1,524,300,380)	$1,836,514,322
Fidelity Central Funds (cost $108,126,129)	108,127,872
Total Investments (cost $1,632,426,509)		$1,944,642,194
Receivable for investments sold		180,933
Receivable for fund shares sold		3,979,764
Dividends receivable		10,653,819
Distributions receivable from Fidelity Central Funds		60,171
Prepaid expenses		1,119
Other receivables		35,395
Total assets		1,959,553,395
Liabilities
Payable for investments purchased	$1,952,761
Payable for fund shares redeemed	4,626,481
Accrued management fee	1,153,657
Distribution and service plan fees payable	89,645
Other affiliated payables	367,476
Other payables and accrued expenses	160,987
Collateral on securities loaned	57,871,300
Total liabilities		66,222,307
Net Assets		$1,893,331,088
Net Assets consist of:
Paid in capital		$1,668,374,707
Undistributed net investment income		9,046,431
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(96,206,991)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		312,116,941
Net Assets		$1,893,331,088
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($145,127,708 ÷ 12,036,905 shares)		$12.06
Maximum offering price per share (100/94.25 of $12.06)		$12.80
Class M:
Net Asset Value and redemption price per share ($31,273,302 ÷ 2,598,446 shares)		$12.04
Maximum offering price per share (100/96.50 of $12.04)		$12.48
Class C:
Net Asset Value and offering price per share ($59,007,661 ÷ 4,967,586 shares)(a)		$11.88
International Growth:
Net Asset Value, offering price and redemption price per share ($792,767,299 ÷ 65,313,782 shares)		$12.14
Class I:
Net Asset Value, offering price and redemption price per share ($564,884,596 ÷ 46,619,452 shares)		$12.12
Class Z:
Net Asset Value, offering price and redemption price per share ($300,270,522 ÷ 24,754,795 shares)		$12.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$21,328,974
Income from Fidelity Central Funds		341,479
Income before foreign taxes withheld		21,670,453
Less foreign taxes withheld		(2,199,855)
Total income		19,470,598
Expenses
Management fee
Basic fee	$5,969,494
Performance adjustment	332,361
Transfer agent fees	1,800,689
Distribution and service plan fees	575,929
Accounting and security lending fees	386,286
Custodian fees and expenses	99,821
Independent trustees' fees and expenses	3,463
Registration fees	71,370
Audit	40,092
Legal	2,273
Interest	942
Miscellaneous	6,684
Total expenses before reductions	9,289,404
Expense reductions	(58,726)	9,230,678
Net investment income (loss)		10,239,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,972,827)
Fidelity Central Funds	4,505
Foreign currency transactions	(200,210)
Total net realized gain (loss)		(17,168,532)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,929)	204,960,200
Assets and liabilities in foreign currencies	142,461
Total change in net unrealized appreciation (depreciation)		205,102,661
Net gain (loss)		187,934,129
Net increase (decrease) in net assets resulting from operations		$198,174,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,239,920	$20,404,064
Net realized gain (loss)	(17,168,532)	(41,385,367)
Change in net unrealized appreciation (depreciation)	205,102,661	(23,170,403)
Net increase (decrease) in net assets resulting from operations	198,174,049	(44,151,706)
Distributions to shareholders from net investment income	(18,629,181)	(9,313,588)
Distributions to shareholders from net realized gain	–	(1,062,130)
Total distributions	(18,629,181)	(10,375,718)
Share transactions - net increase (decrease)	(4,209,196)	298,573,554
Redemption fees	6,819	63,422
Total increase (decrease) in net assets	175,342,491	244,109,552
Net Assets
Beginning of period	1,717,988,597	1,473,879,045
End of period	$1,893,331,088	$1,717,988,597
Other Information
Undistributed net investment income end of period	$9,046,431	$17,435,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.88	$11.30	$11.01	$10.78	$8.91	$8.09
Income from Investment Operations
Net investment income (loss)A	.05	.12B	.07	.09	.08	.08
Net realized and unrealized gain (loss)	1.23	(.48)	.28	.18	1.88	.81
Total from investment operations	1.28	(.36)	.35	.27	1.96	.89
Distributions from net investment income	(.10)	(.05)	(.06)	(.03)	(.08)	(.06)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.10)	(.06)	(.06)	(.04)	(.09)	(.07)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.06	$10.88	$11.30	$11.01	$10.78	$8.91
Total ReturnD,E,F	11.92%	(3.22)%	3.20%	2.54%	22.18%	11.10%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.27%	1.26%	1.35%	1.44%	1.58%
Expenses net of fee waivers, if any	1.28%I	1.27%	1.26%	1.35%	1.43%	1.45%
Expenses net of all reductions	1.28%I	1.27%	1.25%	1.34%	1.42%	1.44%
Net investment income (loss)	.99%I	1.05%B	.66%	.84%	.80%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$145,128	$221,861	$184,878	$119,017	$74,595	$21,874
Portfolio turnover rateJ	35%I	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$11.26	$10.96	$10.75	$8.89	$8.08
Income from Investment Operations
Net investment income (loss)A	.04	.08B	.04	.06	.05	.06
Net realized and unrealized gain (loss)	1.23	(.48)	.27	.18	1.88	.81
Total from investment operations	1.27	(.40)	.31	.24	1.93	.87
Distributions from net investment income	(.07)	(.01)	(.01)	(.02)	(.07)	(.05)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.07)	(.02)	(.01)	(.03)	(.07)C	(.06)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$12.04	$10.84	$11.26	$10.96	$10.75	$8.89
Total ReturnE,F,G	11.81%	(3.58)%	2.85%	2.21%	21.91%	10.82%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.61%	1.58%	1.65%	1.69%	1.85%
Expenses net of fee waivers, if any	1.61%J	1.61%	1.58%	1.65%	1.69%	1.70%
Expenses net of all reductions	1.60%J	1.61%	1.58%	1.65%	1.68%	1.69%
Net investment income (loss)	.67%J	.71%B	.33%	.53%	.54%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$31,273	$27,966	$28,833	$26,369	$23,118	$10,690
Portfolio turnover rateK	35%J	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Total distributions of $0.07 per share is comprised of distributions from net investment income of $0.69 and distributions from net realized gain of $0.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.67	$11.12	$10.87	$10.69	$8.84	$8.03
Income from Investment Operations
Net investment income (loss)A	.01	.03B	(.02)	.01	.01	.02
Net realized and unrealized gain (loss)	1.22	(.47)	.27	.18	1.87	.80
Total from investment operations	1.23	(.44)	.25	.19	1.88	.82
Distributions from net investment income	(.02)	–	–	–	(.02)	(.01)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.02)	(.01)	–	(.01)	(.03)	(.01)C
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$11.88	$10.67	$11.12	$10.87	$10.69	$8.84
Total ReturnE,F,G	11.51%	(3.98)%	2.30%	1.77%	21.29%	10.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.07%J	2.07%	2.06%	2.12%	2.19%	2.33%
Expenses net of fee waivers, if any	2.07%J	2.07%	2.06%	2.12%	2.18%	2.20%
Expenses net of all reductions	2.06%J	2.06%	2.05%	2.12%	2.17%	2.19%
Net investment income (loss)	.21%J	.26%B	(.15)%	.06%	.05%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$59,008	$52,738	$52,378	$32,737	$17,196	$5,648
Portfolio turnover rateK	35%J	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Total distributions of $.01 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.006 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.38	$11.10	$10.84	$8.95	$8.12
Income from Investment Operations
Net investment income (loss)A	.07	.15B	.11	.13	.11	.11
Net realized and unrealized gain (loss)	1.23	(.47)	.26	.19	1.88	.81
Total from investment operations	1.30	(.32)	.37	.32	1.99	.92
Distributions from net investment income	(.13)	(.08)	(.09)	(.05)	(.10)	(.08)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.13)	(.09)	(.09)	(.06)	(.10)C	(.09)
Redemption fees added to paid in capitalA,D	–	–	–	–	–	–
Net asset value, end of period	$12.14	$10.97	$11.38	$11.10	$10.84	$8.95
Total ReturnE,F	12.04%	(2.87)%	3.36%	2.96%	22.48%	11.41%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	.99%	.97%	1.04%	1.13%	1.28%
Expenses net of fee waivers, if any	1.04%I	.99%	.97%	1.04%	1.13%	1.20%
Expenses net of all reductions	1.03%I	.98%	.96%	1.04%	1.11%	1.19%
Net investment income (loss)	1.24%I	1.34%B	.94%	1.14%	1.11%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$792,767	$1,038,771	$938,348	$635,607	$430,914	$149,526
Portfolio turnover rateJ	35%I	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .96%.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.95	$11.36	$11.08	$10.84	$8.94	$8.12
Income from Investment Operations
Net investment income (loss)A	.07	.15B	.11	.13	.11	.10
Net realized and unrealized gain (loss)	1.24	(.47)	.27	.18	1.90	.81
Total from investment operations	1.31	(.32)	.38	.31	2.01	.91
Distributions from net investment income	(.14)	(.08)	(.10)	(.06)	(.10)	(.08)
Distributions from net realized gain	–	(.01)	–	(.01)	(.01)	(.01)
Total distributions	(.14)	(.09)	(.10)	(.07)	(.11)	(.09)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$12.12	$10.95	$11.36	$11.08	$10.84	$8.94
Total ReturnD,E	12.11%	(2.87)%	3.41%	2.84%	22.66%	11.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.98%	.98%	1.04%	1.11%	1.27%
Expenses net of fee waivers, if any	.98%H	.98%	.98%	1.04%	1.11%	1.20%
Expenses net of all reductions	.98%H	.98%	.97%	1.04%	1.09%	1.19%
Net investment income (loss)	1.29%H	1.34%B	.94%	1.14%	1.13%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$564,885	$359,676	$267,745	$121,554	$38,771	$3,992
Portfolio turnover rateI	35%H	29%	26%	27%	32%	32%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.38	$11.10	$10.84	$10.26
Income from Investment Operations
Net investment income (loss)B	.08	.16C	.12	.14	.02
Net realized and unrealized gain (loss)	1.23	(.47)	.27	.19	.56
Total from investment operations	1.31	(.31)	.39	.33	.58
Distributions from net investment income	(.15)	(.09)	(.11)	(.06)	–
Distributions from net realized gain	–	(.01)	–	(.01)	–
Total distributions	(.15)	(.10)	(.11)	(.07)	–
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$12.13	$10.97	$11.38	$11.10	$10.84
Total ReturnE,F	12.13%	(2.73)%	3.52%	3.07%	5.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.85%	.84%	.88%	.94%I
Expenses net of fee waivers, if any	.85%I	.85%	.84%	.88%	.94%I
Expenses net of all reductions	.85%I	.84%	.83%	.88%	.93%I
Net investment income (loss)	1.42%I	1.48%C	1.07%	1.30%	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$300,271	$16,977	$897	$104	$106
Portfolio turnover rateJ	35%I	29%	26%	27%	32%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$336,166,927
Gross unrealized depreciation	(28,887,415)
Net unrealized appreciation (depreciation) on securities	$307,279,512
Tax cost	$1,637,362,682

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52,216,684)
Long-term	(20,639,087)
Total no expiration	$(72,855,771)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $300,726,925 and $291,854,565, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$236,193	$333
Class M	.25%	.25%	72,288	650
Class C	.75%	.25%	267,448	45,863
			$575,929	$46,846

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$31,559
Class M	3,906
Class C(a)	3,165
$38,630

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets.FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$214,309.23
Class M	43,682.30
Class C	70,030.26
International Growth	1,083,060.23
Class I	364,859.18
Class Z	24,749.05
	$1,800,689

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $903 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$10,417,333	1.09%	$942

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,880 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $213,214. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51,424 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $73.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,229.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$1,997,030	$857,372
Class M	186,824	25,900
Class C	77,926	–
International Growth	11,653,320	6,508,406
Class I	4,492,180	1,913,593
Class Z	221,901	8,317
Total	$18,629,181	$9,313,588
From net realized gain
Class A	$–	$137,180
Class M	–	20,720
Class B	–	561
Class C	–	39,156
International Growth	–	667,539
Class I	–	196,266
Class Z	–	708
Total	$–	$1,062,130

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,569,091	9,759,153	$28,204,412	$106,168,466
Reinvestment of distributions	187,295	86,347	1,972,221	970,544
Shares redeemed	(11,113,473)	(5,818,948)	(123,912,979)	(63,754,387)
Net increase (decrease)	(8,357,087)	4,026,552	$(93,736,346)	$43,384,623
Class M
Shares sold	377,474	648,968	$4,110,523	$7,086,728
Reinvestment of distributions	17,518	4,067	184,470	45,714
Shares redeemed	(375,469)	(635,077)	(4,127,637)	(6,841,439)
Net increase (decrease)	19,523	17,958	$167,356	$291,003
Class B
Shares sold	–	1,881	$–	$19,626
Reinvestment of distributions	–	50	–	556
Shares redeemed	–	(73,599)	–	(781,848)
Net increase (decrease)	–	(71,668)	$–	$(761,666)
Class C
Shares sold	631,416	1,353,782	$6,910,249	$14,583,875
Reinvestment of distributions	7,327	3,485	76,279	38,678
Shares redeemed	(612,420)	(1,125,675)	(6,612,250)	(12,076,750)
Net increase (decrease)	26,323	231,592	$374,278	$2,545,803
International Growth
Shares sold	15,844,330	31,953,739	$175,694,906	$351,819,134
Reinvestment of distributions	929,056	515,203	9,838,706	5,821,794
Shares redeemed	(46,165,183)	(20,188,262)	(515,037,609)	(220,612,157)
Net increase (decrease)	(29,391,797)	12,280,680	$(329,503,997)	$137,028,771
Class I
Shares sold	22,964,654	22,905,807	$259,720,490	$249,584,348
Reinvestment of distributions	415,087	177,277	4,387,467	1,999,688
Shares redeemed	(9,605,092)	(13,798,950)	(106,156,960)	(151,305,009)
Net increase (decrease)	13,774,649	9,284,134	$157,950,997	$100,279,027
Class Z
Shares sold	30,358,998	1,706,835	$343,595,779	$18,446,844
Reinvestment of distributions	20,974	799	221,901	9,025
Shares redeemed	(7,172,969)	(238,655)	(83,279,164)	(2,649,876)
Net increase (decrease)	23,207,003	1,468,979	$260,538,516	$15,805,993

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.28%
Actual		$1,000.00	$1,119.20	$6.73
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class M	1.61%
Actual		$1,000.00	$1,118.10	$8.46
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.07%
Actual		$1,000.00	$1,115.10	$10.86
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Growth	1.04%
Actual		$1,000.00	$1,120.40	$5.47
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class I	.98%
Actual		$1,000.00	$1,121.10	$5.15
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class Z	.85%
Actual		$1,000.00	$1,121.30	$4.47
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AIGF-SANN-0617
1.853352.109

Fidelity® International Small Cap Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	20.1%
United Kingdom	15.0%
United States of America*	5.6%
Canada	5.0%
Australia	4.9%
Cayman Islands	3.7%
France	3.5%
Austria	3.3%
Finland	3.0%
Other	35.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2016
Japan	22.1%
United Kingdom	13.5%
United States of America*	6.0%
Canada	5.2%
Australia	4.3%
Cayman Islands	4.0%
France	3.6%
Switzerland	2.9%
Finland	2.8%
Other	35.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	94.8
Short-Term Investments and Net Other Assets (Liabilities)	5.2	5.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Micro Focus International PLC (United Kingdom, Software)	1.2	1.2
S Foods, Inc. (Japan, Food Products)	0.9	0.9
IWG PLC (Bailiwick of Jersey, Commercial Services & Supplies)	0.9	0.6
JSR Corp. (Japan, Chemicals)	0.9	1.0
GUD Holdings Ltd. (Australia, Household Durables)	0.8	0.8
Kaken Pharmaceutical Co. Ltd. (Japan, Pharmaceuticals)	0.8	0.8
Paysafe Group PLC (Isle of Man, IT Services)	0.8	0.6
Tsuruha Holdings, Inc. (Japan, Food & Staples Retailing)	0.8	0.8
Frutarom Industries Ltd. (Israel, Chemicals)	0.8	0.9
SITC International Holdings Co. Ltd. (Cayman Islands, Marine)	0.8	0.8
	8.7

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.3	18.4
Consumer Discretionary	17.2	16.2
Financials	12.7	13.9
Materials	9.8	9.7
Information Technology	9.3	9.7
Consumer Staples	8.8	8.4
Health Care	8.6	9.5
Real Estate	6.1	4.8
Energy	3.7	3.9
Utilities	0.3	0.3

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 4.9%
Asaleo Care Ltd.	3,943,545	$5,300,503
Aub Group Ltd.	616,464	5,566,995
Austal Ltd.	3,190,191	4,096,818
Challenger Ltd.	517,919	5,126,951
GUD Holdings Ltd.	1,209,665	11,268,117
Imdex Ltd. (a)	15,092,652	7,006,854
Life Healthcare Group Ltd.	2,135,290	3,421,657
Nanosonics Ltd. (a)	1,806,209	4,273,866
Pact Group Holdings Ltd.	1,183,938	6,250,056
Programmed Maintenance Services Ltd.	4,927,825	6,346,723
Servcorp Ltd.	861,308	3,798,740
SomnoMed Ltd. (a)(b)	992,506	2,199,838

TOTAL AUSTRALIA		64,657,118

Austria - 3.3%
Andritz AG	145,932	8,070,588
Buwog-Gemeinnuetzige Wohnung	341,791	9,229,638
IMMOFINANZ Immobilien Anlagen AG (b)	4,183,443	8,703,917
Palfinger AG (a)	33,893	1,384,117
RHI AG	308,031	8,975,646
Wienerberger AG	314,200	7,358,548

TOTAL AUSTRIA		43,722,454

Bailiwick of Jersey - 0.9%
IWG PLC	2,779,200	11,695,165
Belgium - 0.5%
Barco NV	67,583	6,655,818
Bermuda - 1.4%
BW Offshore Ltd. (a)	1,659,938	4,272,610
Hiscox Ltd.	492,381	7,219,125
Petra Diamonds Ltd. (a)	4,358,474	7,321,689

TOTAL BERMUDA		18,813,424

Brazil - 0.3%
MAHLE Metal Leve SA	662,300	4,217,036
British Virgin Islands - 0.3%
Gem Diamonds Ltd.	3,674,562	4,176,279
Canada - 5.0%
AutoCanada, Inc. (b)	382,084	6,572,164
Dorel Industries, Inc. Class B (sub. vtg.)	195,603	4,700,032
Genesis Land Development Corp.	1,872,122	4,388,697
Lassonde Industries, Inc. Class A (sub. vtg.)	44,669	7,813,353
McCoy Global, Inc. (a)	1,341,870	1,916,887
North West Co., Inc.	279,700	6,597,810
Open Text Corp.	272,096	9,434,309
ShawCor Ltd. Class A	164,385	4,124,527
TransForce, Inc.	261,000	5,682,517
Western Forest Products, Inc.	4,516,800	7,114,113
Whitecap Resources, Inc. (b)	1,131,353	8,006,205

TOTAL CANADA		66,350,614

Cayman Islands - 3.7%
AMVIG Holdings Ltd.	17,298,000	5,782,049
Best Pacific International Holdings Ltd.	5,304,000	4,657,327
China High Precision Automation Group Ltd. (a)	712,000	1
China Metal Recycling (Holdings) Ltd. (a)	436,800	1
Greatview Aseptic Pack Co. Ltd.	6,561,000	3,399,285
Haitian International Holdings Ltd.	2,703,000	6,623,407
Lifestyle International Holdings Ltd.	3,561,000	5,081,682
Pico Far East Holdings Ltd.	18,482,000	7,484,659
SITC International Holdings Co. Ltd.	14,414,000	10,321,724
Value Partners Group Ltd. (b)	6,679,000	6,182,391

TOTAL CAYMAN ISLANDS		49,532,526

Chile - 0.7%
Quinenco SA	2,156,335	5,857,666
Vina San Pedro SA	394,698,308	3,844,051

TOTAL CHILE		9,701,717

China - 0.5%
Qingdao Port International Co. Ltd.	11,307,000	6,018,112
Denmark - 1.2%
Jyske Bank A/S (Reg.)	156,703	8,374,170
Scandinavian Tobacco Group A/S	401,913	7,016,150

TOTAL DENMARK		15,390,320

Finland - 3.0%
Amer Group PLC (A Shares) (b)	386,245	8,561,991
Asiakastieto Group Oyj	376,423	7,368,375
Cramo Oyj (B Shares)	233,810	6,079,432
Olvi PLC (A Shares)	180,338	5,578,958
Oriola-KD Oyj	1,700,800	7,169,877
Tikkurila Oyj	285,646	5,663,006

TOTAL FINLAND		40,421,639

France - 3.5%
Altarea SCA	37,300	7,522,809
Maisons du Monde SA	175,000	6,073,392
Rexel SA	358,500	6,404,430
The Lisi Group	94,909	3,721,837
The Vicat Group	124,556	8,861,186
Thermador Groupe SA	47,752	4,805,782
Wendel SA	66,635	9,338,125

TOTAL FRANCE		46,727,561

Germany - 1.9%
Axel Springer Verlag AG	165,400	9,280,568
CompuGroup Medical AG	133,049	6,550,848
mutares AG	188,600	2,876,188
SHW Group	171,439	6,013,302

TOTAL GERMANY		24,720,906

Greece - 0.5%
Metka Industrial-Construction	946,716	7,218,804
Hong Kong - 2.6%
Dah Sing Banking Group Ltd.	4,430,800	8,909,050
Far East Horizon Ltd.	6,811,000	6,269,551
Magnificent Hotel Investment Ltd.	160,416,000	3,897,822
Sino Land Ltd.	4,832,440	8,188,312
Techtronic Industries Co. Ltd.	1,607,500	6,902,556

TOTAL HONG KONG		34,167,291

India - 0.5%
Edelweiss Financial Services Ltd.	1,069,635	2,789,303
Torrent Pharmaceuticals Ltd. (a)	201,745	4,452,103

TOTAL INDIA		7,241,406

Indonesia - 0.7%
PT ACE Hardware Indonesia Tbk	71,443,900	5,011,632
PT Media Nusantara Citra Tbk	34,093,000	4,667,996

TOTAL INDONESIA		9,679,628

Ireland - 2.0%
C&C Group PLC	911,912	3,761,800
Mincon Group PLC	5,972,545	6,766,129
Origin Enterprises PLC	866,600	7,032,706
United Drug PLC (United Kingdom)	989,149	9,570,159

TOTAL IRELAND		27,130,794

Isle of Man - 0.8%
Paysafe Group PLC (a)	1,820,600	10,703,149
Israel - 0.8%
Frutarom Industries Ltd.	177,789	10,450,958
Italy - 1.4%
Banca Generali SpA	247,100	7,103,292
Banco di Desio e della Brianza SpA	1,862,695	5,092,874
Recordati SpA	169,661	6,285,447

TOTAL ITALY		18,481,613

Japan - 20.1%
A/S One Corp.	142,500	6,308,477
Aeon Delight Co. Ltd.	254,400	7,759,229
Arc Land Sakamoto Co. Ltd.	564,200	6,979,429
Aucnet, Inc.	233,600	2,818,497
Broadleaf Co. Ltd.	819,600	5,315,728
Central Automotive Products Ltd.	337,000	3,491,680
Daiwa Industries Ltd.	495,600	4,881,532
Dexerials Corp.	771,000	6,930,182
Fuji Corp.	149,100	2,677,714
Funai Soken Holdings, Inc.	203,520	3,910,651
GMO Internet, Inc.	706,500	8,384,835
Iida Group Holdings Co. Ltd.	533,351	8,487,685
Japan Meat Co. Ltd.	380,900	6,338,367
JSR Corp.	635,300	11,603,237
Kaken Pharmaceutical Co. Ltd.	183,200	10,862,992
Kotobuki Spirits Co. Ltd.	137,000	3,693,070
Meitec Corp.	147,000	6,349,451
Minebea Mitsumi, Inc.	534,000	7,717,192
Miraca Holdings, Inc.	118,300	5,454,694
Mitani Shoji Co. Ltd.	251,100	7,827,517
Morinaga & Co. Ltd.	169,000	7,989,504
Nihon Parkerizing Co. Ltd.	785,300	10,080,864
Nitori Holdings Co. Ltd.	61,200	7,966,019
Otsuka Corp.	121,400	6,501,529
PALTAC Corp.	224,500	6,625,746
Paramount Bed Holdings Co. Ltd.	237,400	9,955,999
Ricoh Leasing Co. Ltd.	236,400	7,655,564
S Foods, Inc. (b)	383,000	11,939,224
San-Ai Oil Co. Ltd.	617,400	5,239,385
Shinsei Bank Ltd.	5,058,000	9,437,668
Ship Healthcare Holdings, Inc.	265,000	7,124,512
TKC Corp.	242,200	6,583,234
Toshiba Plant Systems & Services Corp.	617,200	10,037,978
Tsuruha Holdings, Inc.	103,100	10,451,043
VT Holdings Co. Ltd.	1,312,400	6,675,316
Welcia Holdings Co. Ltd.	208,300	6,708,204
Yamada Consulting Group Co. Ltd.	168,200	7,710,267

TOTAL JAPAN		266,474,215

Korea (South) - 1.2%
BGFretail Co. Ltd.	39,299	3,782,736
Fila Korea Ltd.	54,731	3,338,899
Hy-Lok Corp.	125,792	2,476,917
NS Shopping Co. Ltd.	38,218	5,711,199

TOTAL KOREA (SOUTH)		15,309,751

Luxembourg - 0.4%
SAF-Holland SA	318,400	5,500,773
Mexico - 0.2%
Credito Real S.A.B. de CV	2,307,500	3,234,747
Netherlands - 2.9%
Amsterdam Commodities NV	261,855	7,302,109
Arcadis NV (b)	212,989	3,690,102
Basic-Fit NV	344,300	6,019,488
BinckBank NV	1,026,016	5,099,788
IMCD Group BV	142,000	7,648,956
Philips Lighting NV	268,100	9,070,804

TOTAL NETHERLANDS		38,831,247

New Zealand - 0.7%
EBOS Group Ltd.	707,802	8,898,236
Norway - 1.6%
ABG Sundal Collier ASA	8,682,510	5,683,171
Ekornes A/S	398,197	6,260,959
Kongsberg Gruppen ASA (b)	318,133	4,965,039
Spectrum ASA (a)	795,172	3,658,199

TOTAL NORWAY		20,567,368

Philippines - 0.2%
Century Pacific Food, Inc.	9,401,500	3,093,123
Romania - 0.4%
Banca Transilvania SA	7,850,048	5,199,019
Singapore - 1.6%
Boustead Projs. Pte Ltd. (a)	994,106	608,353
Boustead Singapore Ltd.	4,499,905	2,866,489
Hour Glass Ltd.	8,087,500	3,994,113
Mapletree Industrial (REIT)	4,336,794	5,556,212
Wing Tai Holdings Ltd.	5,630,000	7,616,004

TOTAL SINGAPORE		20,641,171

South Africa - 0.6%
Clicks Group Ltd.	726,051	7,292,700
Spain - 0.7%
Hispania Activos Inmobiliarios SA	576,585	8,705,106
Sweden - 1.4%
Addlife AB (a)	99,154	1,886,291
AddTech AB (B Shares)	281,419	5,067,722
Coor Service Management Holding AB	515,800	3,217,453
Granges AB	825,021	8,569,421

TOTAL SWEDEN		18,740,887

Switzerland - 1.4%
Daetwyler Holdings AG	36,603	6,194,920
Vontobel Holdings AG	145,334	8,559,369
VZ Holding AG	15,361	4,272,519

TOTAL SWITZERLAND		19,026,808

Taiwan - 2.8%
King's Town Bank	5,243,000	5,030,837
Lumax International Corp. Ltd.	314,000	537,134
Makalot Industrial Co. Ltd.	1,616,540	6,792,859
Test Research, Inc.	2,867,000	3,808,690
Tripod Technology Corp.	2,812,000	7,936,459
Yageo Corp.	2,485,000	8,756,659
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	1,578,000	4,281,375

TOTAL TAIWAN		37,144,013

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)	2,800,300	7,445,884
TISCO Financial Group PCL	3,290,000	7,250,361

TOTAL THAILAND		14,696,245

Turkey - 0.3%
Aygaz A/S	989,000	3,945,475
United Kingdom - 15.0%
AEW UK REIT PLC (b)	3,009,468	3,902,735
Alliance Pharma PLC	8,615,465	5,300,406
Amec Foster Wheeler PLC	857,310	6,029,406
Ashmore Group PLC	1,267,607	5,710,196
Bond International Software PLC (a)	899,666	12
Cineworld Group PLC	687,076	6,264,902
Close Brothers Group PLC	341,180	7,476,886
Countrywide PLC	3,323,607	7,307,289
Diploma PLC	295,551	4,245,226
Elementis PLC	1,348,200	5,311,906
Empiric Student Property PLC	3,213,272	4,557,204
Essentra PLC	1,112,800	7,804,632
Exova Group Ltd. PLC	1,395,369	4,310,367
Informa PLC	1,072,291	8,916,297
ITE Group PLC	2,854,064	6,542,953
James Fisher and Sons PLC	182,700	3,800,327
Jardine Lloyd Thompson Group PLC	402,000	5,711,754
John Wood Group PLC	811,800	7,985,712
LivaNova PLC (a)	189,100	9,965,570
Luxfer Holdings PLC sponsored ADR	843,509	9,860,620
McColl's Retail Group PLC	3,083,652	8,267,468
Mears Group PLC	1,465,810	9,891,274
Melrose Industries PLC	2,514,228	7,701,452
Micro Focus International PLC	459,944	15,417,225
PayPoint PLC	352,811	4,647,291
Sinclair Pharma PLC (a)	12,139,907	5,267,409
Spectris PLC	195,480	6,987,925
Ten Entertainment Group PLC	2,193,500	4,694,788
The Restaurant Group PLC	761,100	3,445,290
Topps Tiles PLC	5,532,808	7,434,821
Ultra Electronics Holdings PLC	114,125	3,092,284
Volution Group PLC	114,700	291,177

TOTAL UNITED KINGDOM		198,142,804

United States of America - 0.4%
Dillard's, Inc. Class A (b)	86,694	4,800,247
Wecast Network, Inc. warrants 8/30/17 (a)(c)	27,500	1,612

TOTAL UNITED STATES OF AMERICA		4,801,859

TOTAL COMMON STOCKS
(Cost $1,081,086,065)		1,238,119,879

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.2%
India - 0.2%
PC Jeweller Ltd. 13.00% (c)	20,810,176	3,217,165
Nonconvertible Preferred Stocks - 1.2%
Brazil - 1.2%
Alpargatas SA (PN)	1,841,800	7,717,566
Banco ABC Brasil SA	1,390,219	7,805,076
		15,522,642
TOTAL PREFERRED STOCKS
(Cost $14,008,204)		18,739,807

Money Market Funds - 6.4%
Fidelity Cash Central Fund, 0.85% (d)	65,961,149	65,974,342
Fidelity Securities Lending Cash Central Fund 0.86% (d)(e)	18,369,526	18,371,363
TOTAL MONEY MARKET FUNDS
(Cost $84,336,820)		84,345,705
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,179,431,089)		1,341,205,391
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(16,009,111)
NET ASSETS - 100%		$1,325,196,280

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,218,777 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PC Jeweller Ltd. 13.00%	7/28/16	$3,105,681
Wecast Network, Inc. warrants 8/30/17	9/14/12	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$171,359
Fidelity Securities Lending Cash Central Fund	112,622
Total	$283,981

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$227,947,796	$219,017,820	$3,218,777	$5,711,199
Consumer Staples	116,786,729	116,786,729	--	--
Energy	47,899,747	47,899,747	--	--
Financials	169,991,120	169,991,120	--	--
Health Care	114,948,381	114,948,381	--	--
Industrials	243,101,730	243,101,730	--	--
Information Technology	122,750,940	122,750,927	--	13
Materials	130,011,105	130,011,104	--	1
Real Estate	79,476,663	79,476,663	--	--
Utilities	3,945,475	3,945,475	--	--
Money Market Funds	84,345,705	84,345,705	--	--
Total Investments in Securities:	$1,341,205,391	$1,332,275,401	$3,218,777	$5,711,213

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,465,466) — See accompanying schedule: Unaffiliated issuers (cost $1,095,094,269)	$1,256,859,686
Fidelity Central Funds (cost $84,336,820)	84,345,705
Total Investments (cost $1,179,431,089)		$1,341,205,391
Receivable for investments sold		3,343
Receivable for fund shares sold		3,346,211
Dividends receivable		6,828,862
Distributions receivable from Fidelity Central Funds		70,707
Prepaid expenses		575
Other receivables		555,557
Total assets		1,352,010,646
Liabilities
Payable to custodian bank	$264,922
Payable for investments purchased	5,616,421
Payable for fund shares redeemed	1,045,432
Accrued management fee	1,049,176
Distribution and service plan fees payable	26,355
Other affiliated payables	236,342
Other payables and accrued expenses	202,708
Collateral on securities loaned	18,373,010
Total liabilities		26,814,366
Net Assets		$1,325,196,280
Net Assets consist of:
Paid in capital		$1,156,961,463
Undistributed net investment income		6,128,094
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		467,665
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		161,639,058
Net Assets		$1,325,196,280
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,308,447 ÷ 1,560,157 shares)		$25.84
Maximum offering price per share (100/94.25 of $25.84)		$27.42
Class M:
Net Asset Value and redemption price per share ($15,096,405 ÷ 586,994 shares)		$25.72
Maximum offering price per share (100/96.50 of $25.72)		$26.65
Class C:
Net Asset Value and offering price per share ($15,352,410 ÷ 613,564 shares)(a)		$25.02
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,180,177,592 ÷ 44,928,811 shares)		$26.27
Class I:
Net Asset Value, offering price and redemption price per share ($74,261,426 ÷ 2,808,295 shares)		$26.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$15,017,057
Income from Fidelity Central Funds		283,981
Income before foreign taxes withheld		15,301,038
Less foreign taxes withheld		(1,542,244)
Total income		13,758,794
Expenses
Management fee
Basic fee	$4,718,749
Performance adjustment	769,953
Transfer agent fees	1,076,041
Distribution and service plan fees	146,145
Accounting and security lending fees	257,855
Custodian fees and expenses	169,982
Independent trustees' fees and expenses	2,159
Registration fees	75,025
Audit	42,318
Legal	1,089
Miscellaneous	3,793
Total expenses before reductions	7,263,109
Expense reductions	(51,181)	7,211,928
Net investment income (loss)		6,546,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,687,148
Fidelity Central Funds	(957)
Foreign currency transactions	(65,079)
Total net realized gain (loss)		9,621,112
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $7,171)	112,488,557
Assets and liabilities in foreign currencies	66,516
Total change in net unrealized appreciation (depreciation)		112,555,073
Net gain (loss)		122,176,185
Net increase (decrease) in net assets resulting from operations		$128,723,051

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,546,866	$15,277,971
Net realized gain (loss)	9,621,112	12,084,769
Change in net unrealized appreciation (depreciation)	112,555,073	49,975,496
Net increase (decrease) in net assets resulting from operations	128,723,051	77,338,236
Distributions to shareholders from net investment income	(14,393,212)	(10,933,091)
Distributions to shareholders from net realized gain	(12,478,859)	(23,540,154)
Total distributions	(26,872,071)	(34,473,245)
Share transactions - net increase (decrease)	232,106,959	74,066,306
Redemption fees	93,065	222,176
Total increase (decrease) in net assets	334,051,004	117,153,473
Net Assets
Beginning of period	991,145,276	873,991,803
End of period	$1,325,196,280	$991,145,276
Other Information
Undistributed net investment income end of period	$6,128,094	$13,974,440

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.81	$22.69	$24.98	$26.34	$19.74	$18.97
Income from Investment Operations
Net investment income (loss)A	.11	.34	.27	.17	.06	.06
Net realized and unrealized gain (loss)	2.49	1.64	1.05	(.89)	6.94	1.09
Total from investment operations	2.60	1.98	1.32	(.72)	7.00	1.15
Distributions from net investment income	(.28)	(.25)	(.16)	(.05)	(.07)	(.11)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.57)	(.87)	(3.61)	(.65)	(.40)	(.38)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.84	$23.81	$22.69	$24.98	$26.34	$19.74
Total ReturnC,D,E	11.20%	9.11%	6.21%	(2.79)%	36.18%	6.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.59%H	1.61%	1.59%	1.50%	1.61%	1.63%
Expenses net of fee waivers, if any	1.59%H	1.61%	1.58%	1.50%	1.61%	1.63%
Expenses net of all reductions	1.58%H	1.61%	1.58%	1.50%	1.60%	1.60%
Net investment income (loss)	.89%H	1.50%	1.18%	.65%	.25%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$40,308	$36,480	$28,238	$24,572	$24,020	$14,125
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$23.65	$22.55	$24.81	$26.17	$19.59	$18.80
Income from Investment Operations
Net investment income (loss)A	.07	.27	.21	.10	–B	.01
Net realized and unrealized gain (loss)	2.48	1.63	1.04	(.87)	6.90	1.08
Total from investment operations	2.55	1.90	1.25	(.77)	6.90	1.09
Distributions from net investment income	(.19)	(.19)	(.06)	–	–	(.03)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.32)	(.27)
Total distributions	(.48)	(.81)	(3.51)	(.60)	(.32)	(.30)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.72	$23.65	$22.55	$24.81	$26.17	$19.59
Total ReturnC,D,E	11.01%	8.79%	5.90%	(3.00)%	35.80%	5.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.90%	1.87%	1.77%	1.87%	1.88%
Expenses net of fee waivers, if any	1.87%H	1.90%	1.86%	1.77%	1.87%	1.88%
Expenses net of all reductions	1.86%H	1.90%	1.86%	1.76%	1.85%	1.85%
Net investment income (loss)	.61%H	1.21%	.90%	.38%	(.01)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$15,096	$13,331	$12,400	$12,296	$13,530	$9,262
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$22.97	$21.96	$24.27	$25.68	$19.18	$18.38
Income from Investment Operations
Net investment income (loss)A	.01	.16	.09	(.02)	(.11)	(.08)
Net realized and unrealized gain (loss)	2.41	1.59	1.02	(.85)	6.79	1.07
Total from investment operations	2.42	1.75	1.11	(.87)	6.68	.99
Distributions from net investment income	(.08)	(.13)	–	–	–	–
Distributions from net realized gain	(.29)	(.62)	(3.42)	(.55)	(.18)	(.19)
Total distributions	(.37)	(.75)	(3.42)	(.55)	(.18)	(.19)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$25.02	$22.97	$21.96	$24.27	$25.68	$19.18
Total ReturnC,D,E	10.73%	8.26%	5.37%	(3.43)%	35.15%	5.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.38%H	2.40%	2.36%	2.23%	2.33%	2.38%
Expenses net of fee waivers, if any	2.38%H	2.40%	2.35%	2.22%	2.33%	2.38%
Expenses net of all reductions	2.37%H	2.39%	2.35%	2.22%	2.32%	2.35%
Net investment income (loss)	.10%H	.71%	.41%	(.07)%	(.47)%	(.43)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,352	$12,187	$11,359	$12,576	$13,426	$6,799
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.23	$23.06	$25.34	$26.67	$19.99	$19.23
Income from Investment Operations
Net investment income (loss)A	.15	.40	.34	.25	.12	.11
Net realized and unrealized gain (loss)	2.52	1.67	1.07	(.90)	7.02	1.10
Total from investment operations	2.67	2.07	1.41	(.65)	7.14	1.21
Distributions from net investment income	(.34)	(.29)	(.24)	(.09)	(.14)	(.18)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.63)	(.91)	(3.69)	(.69)	(.46)B	(.45)
Redemption fees added to paid in capitalA	–C	.01	–C	.01	–C	–C
Net asset value, end of period	$26.27	$24.23	$23.06	$25.34	$26.67	$19.99
Total ReturnD,E	11.34%	9.39%	6.53%	(2.48)%	36.56%	6.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.34%	1.31%	1.21%	1.33%	1.35%
Expenses net of fee waivers, if any	1.27%H	1.34%	1.31%	1.20%	1.32%	1.35%
Expenses net of all reductions	1.26%H	1.33%	1.31%	1.20%	1.31%	1.33%
Net investment income (loss)	1.21%H	1.77%	1.45%	.95%	.53%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$1,180,178	$906,420	$811,534	$842,031	$1,029,629	$692,769
Portfolio turnover rateI	16%H	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.46 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.327 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.42	$23.24	$25.34	$26.67	$20.00	$19.24
Income from Investment Operations
Net investment income (loss)A	.14	.41	.36	.29	.16	.13
Net realized and unrealized gain (loss)	2.54	1.69	1.07	(.90)	7.00	1.10
Total from investment operations	2.68	2.10	1.43	(.61)	7.16	1.23
Distributions from net investment income	(.37)	(.31)	(.08)	(.13)	(.16)	(.20)
Distributions from net realized gain	(.29)	(.62)	(3.45)	(.60)	(.33)	(.27)
Total distributions	(.66)	(.93)	(3.53)	(.73)	(.49)	(.47)
Redemption fees added to paid in capitalA	–B	.01	–B	.01	–B	–B
Net asset value, end of period	$26.44	$24.42	$23.24	$25.34	$26.67	$20.00
Total ReturnC,D	11.31%	9.43%	6.60%	(2.35)%	36.68%	6.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.31%G	1.31%	1.24%	1.08%	1.20%	1.25%
Expenses net of fee waivers, if any	1.31%G	1.31%	1.23%	1.08%	1.20%	1.25%
Expenses net of all reductions	1.30%G	1.31%	1.23%	1.08%	1.18%	1.22%
Net investment income (loss)	1.17%G	1.80%	1.53%	1.07%	.66%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$74,261	$22,727	$10,070	$8,092	$67,038	$9,503
Portfolio turnover rateH	16%G	29%	36%	102%	54%	68%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Small Cap and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$238,432,680
Gross unrealized depreciation	(77,233,134)
Net unrealized appreciation (depreciation) on securities	$161,199,546
Tax cost	$1,180,005,845

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $278,457,187 and $82,932,855, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index effective April 1, 2014 (the MSCI EAFE Small Cap Index prior to April 1, 2014), over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .99% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$48,310	$–
Class M	.25%	.25%	34,852	–
Class C	.75%	.25%	62,983	11,728
			$146,145	$11,728

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,871
Class M	1,880
Class C(a)	1,020
$19,771

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. IIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$48,648.25
Class M	19,975.29
Class C	18,483.29
International Small Cap	939,656.19
Class I	49,279.23
	$1,076,041

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,789 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,807 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $903,189. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $112,622, including $11,707 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,521 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $37.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,623.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$440,395	$319,347
Class M	105,144	106,306
Class B	–	996
Class C	42,573	64,383
International Small Cap	13,342,577	10,307,620
Class I	462,523	134,439
Total	$14,393,212	$10,933,091
From net realized gain
Class A	$461,138	$788,825
Class M	163,369	339,739
Class B	–	10,287
Class C	151,895	319,340
International Small Cap	11,341,189	21,811,338
Class I	361,268	270,625
Total	$12,478,859	$23,540,154

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	493,177	622,254	$11,804,074	$13,846,907
Reinvestment of distributions	38,390	49,226	881,445	1,077,561
Shares redeemed	(503,251)	(383,922)	(12,141,598)	(8,560,022)
Net increase (decrease)	28,316	287,558	$543,921	$6,364,446
Class M
Shares sold	70,799	133,036	$1,669,865	$2,846,482
Reinvestment of distributions	11,602	20,220	265,460	440,798
Shares redeemed	(59,070)	(139,487)	(1,417,904)	(3,059,683)
Net increase (decrease)	23,331	13,769	$517,421	$227,597
Class B
Shares sold	–	2,210	$–	$44,410
Reinvestment of distributions	–	493	–	10,648
Shares redeemed	–	(20,270)	–	(435,806)
Net increase (decrease)	–	(17,567)	$–	$(380,748)
Class C
Shares sold	168,930	222,957	$3,988,717	$4,942,382
Reinvestment of distributions	8,175	16,869	182,379	358,801
Shares redeemed	(93,994)	(226,514)	(2,152,912)	(4,770,771)
Net increase (decrease)	83,111	13,312	$2,018,184	$530,412
International Small Cap
Shares sold	9,867,347	11,991,539	$240,657,082	$277,123,750
Reinvestment of distributions	1,029,746	1,408,054	24,013,687	31,286,953
Shares redeemed	(3,376,773)	(11,188,601)	(82,018,784)	(253,612,350)
Net increase (decrease)	7,520,320	2,210,992	$182,651,985	$54,798,353
Class I
Shares sold	2,063,330	924,076	$50,964,089	$21,994,159
Reinvestment of distributions	29,052	16,670	682,131	373,252
Shares redeemed	(214,660)	(443,477)	(5,270,772)	(9,841,165)
Net increase (decrease)	1,877,722	497,269	$46,375,448	$12,526,246

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.59%
Actual		$1,000.00	$1,112.00	$8.33
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class M	1.87%
Actual		$1,000.00	$1,110.10	$9.78
Hypothetical-C		$1,000.00	$1,015.52	$9.35
Class C	2.38%
Actual		$1,000.00	$1,107.30	$12.44
Hypothetical-C		$1,000.00	$1,012.99	$11.88
International Small Cap	1.27%
Actual		$1,000.00	$1,113.40	$6.65
Hypothetical-C		$1,000.00	$1,018.50	$6.36
Class I	1.31%
Actual		$1,000.00	$1,113.10	$6.86
Hypothetical-C		$1,000.00	$1,018.30	$6.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

ISC-SANN-0617
1.800662.113

Fidelity Advisor® Total Emerging Markets Fund -
Class A, Class M (formerly Class T), Class C and Class I

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C and Class I are classes of Fidelity® Total Emerging Markets Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.7	2.3
Naspers Ltd. Class N (South Africa, Media)	2.6	2.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.1	2.8
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.0	0.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.5	1.4
	10.9

Top Five Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	16.4
Information Technology	14.6	14.7
Consumer Discretionary	9.6	8.1
Energy	9.3	12.4
Materials	5.3	4.2

Top Five Countries as of April 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Cayman Islands	10.3	7.1
Korea (South)	8.0	8.0
Brazil	6.4	6.7
United States of America	6.0	4.6
Taiwan	5.5	5.3

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Stocks and Equity Futures	68.6%
Bonds	27.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

As of October 31, 2016
Stocks and Equity Futures	68.3%
Bonds	26.6%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.1%
		Shares	Value
Argentina - 0.3%
Grupo Superveille SA sponsored ADR		7,700	$130,823
Telecom Argentina SA Class B sponsored ADR		15,034	340,670
YPF SA Class D sponsored ADR		25,600	661,248

TOTAL ARGENTINA			1,132,741

Australia - 0.0%
Frontier Digital Ventures Ltd.		250,635	93,838
Austria - 0.4%
Erste Group Bank AG		38,975	1,393,388
Bermuda - 0.9%
AGTech Holdings Ltd. (a)		1,148,000	221,384
Credicorp Ltd. (United States)		6,560	1,008,010
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	48,530
PAX Global Technology Ltd.		574,460	355,975
Shangri-La Asia Ltd.		1,022,000	1,463,688
VimpelCom Ltd. sponsored ADR		72,860	300,912

TOTAL BERMUDA			3,398,499

Brazil - 2.3%
B2W Companhia Global do Varejo (a)		249,740	1,052,763
B2W Companhia Global do Varejo rights (a)		60,623	250,777
BB Seguridade Participacoes SA		83,070	782,269
BR Malls Participacoes SA		172,020	761,450
Cielo SA		62,073	471,309
Companhia de Saneamento de Minas Gerais		56,036	635,559
Cosan SA Industria e Comercio		47,455	554,829
Direcional Engenharia SA		95,000	182,574
FPC Par Corretora de Seguros		135,700	808,031
Localiza Rent A Car SA		51,900	773,419
Minerva SA		164,600	523,766
Smiles SA		108,700	2,364,376

TOTAL BRAZIL			9,161,122

British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		58,416	1,539,262
Canada - 0.3%
Pacific Exploration and Production Corp.		1,001	30,066
Pan American Silver Corp.		52,800	885,456
Torex Gold Resources, Inc. (a)		17,830	301,989

TOTAL CANADA			1,217,511

Cayman Islands - 10.1%
51job, Inc. sponsored ADR (a)		14,200	582,058
58.com, Inc. ADR (a)		52,250	2,068,055
Airtac International Group		32,000	365,285
Alibaba Group Holding Ltd. sponsored ADR (a)		49,500	5,717,250
ASM Pacific Technology Ltd.		32,500	483,843
Bitauto Holdings Ltd. ADR (a)		27,600	809,232
BizLink Holding, Inc.		42,294	252,591
China State Construction International Holdings Ltd.		392,000	711,596
CK Hutchison Holdings Ltd.		26,510	331,104
Ctrip.com International Ltd. ADR (a)		41,900	2,116,369
Haitian International Holdings Ltd.		255,000	624,850
JD.com, Inc. sponsored ADR (a)		223,000	7,820,610
Kingsoft Corp. Ltd.		172,000	490,901
Momo, Inc. ADR (a)		17,200	653,256
NetEase, Inc. ADR		6,900	1,831,191
Sino Biopharmaceutical Ltd.		688,000	566,084
Sunny Optical Technology Group Co. Ltd.		80,000	658,237
Tencent Holdings Ltd.		335,050	10,498,219
Uni-President China Holdings Ltd.		1,675,600	1,176,185
Vipshop Holdings Ltd. ADR (a)		119,100	1,651,917

TOTAL CAYMAN ISLANDS			39,408,833

Chile - 1.0%
Compania Cervecerias Unidas SA sponsored ADR		41,300	1,064,301
CorpBanca SA (a)		59,671,766	543,873
Enersis SA		3,230,006	641,399
Inversiones La Construccion SA		36,325	489,845
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		21,300	757,215
Vina Concha y Toro SA		335,968	541,652

TOTAL CHILE			4,038,285

China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)		256,000	896,848
BBMG Corp. (H Shares)		1,506,000	807,372
China Life Insurance Co. Ltd. (H Shares)		689,834	2,098,658
China Longyuan Power Grid Corp. Ltd. (H Shares)		694,960	535,179
China Oilfield Services Ltd. (H Shares)		598,000	551,999
China Pacific Insurance (Group) Co. Ltd. (H Shares)		481,706	1,780,461
China Petroleum & Chemical Corp. (H Shares)		908,000	737,345
China Telecom Corp. Ltd. (H Shares)		1,614,949	788,960
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		70,950	376,390
Industrial & Commercial Bank of China Ltd. (H Shares)		5,608,160	3,662,660
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		143,158	379,207
Kweichow Moutai Co. Ltd. (A Shares)		14,299	857,670
Maanshan Iron & Steel Ltd. (H Shares) (a)		1,190,000	402,360
PICC Property & Casualty Co. Ltd. (H Shares)		544,580	876,554
Qingdao Haier Co. Ltd.		910,904	1,610,781
Shanghai International Airport Co. Ltd. (A Shares)		130,014	645,968
Tsingtao Brewery Co. Ltd. (H Shares)		236,000	1,061,922
Zhengzhou Yutong Bus Co. Ltd.		187,171	546,837

TOTAL CHINA			18,617,171

Colombia - 0.2%
Bancolombia SA sponsored ADR		22,435	885,958
Czech Republic - 0.2%
MONETA Money Bank A/S		262,100	846,431
Greece - 0.3%
Titan Cement Co. SA (Reg.)		40,800	1,066,198
Hong Kong - 3.1%
AIA Group Ltd.		110,920	767,906
China Mobile Ltd.		54,250	577,579
China Mobile Ltd. sponsored ADR		46,292	2,468,289
China Resources Beer Holdings Co. Ltd.		768,666	1,849,933
China Resources Power Holdings Co. Ltd.		331,809	598,065
China Unicom Ltd.		97,900	126,685
China Unicom Ltd. sponsored ADR		55,220	716,756
CNOOC Ltd.		1,839,000	2,145,374
CSPC Pharmaceutical Group Ltd.		288,000	399,879
Far East Horizon Ltd.		2,006,980	1,847,433
Sinotruk Hong Kong Ltd.		722,500	502,513

TOTAL HONG KONG			12,000,412

India - 5.1%
ACC Ltd.		7,376	186,614
Adani Ports & Special Economic Zone Ltd. (a)		170,041	866,736
Axis Bank Ltd.		115,761	917,679
Bharti Infratel Ltd.		89,936	496,194
Coal India Ltd. (a)		196,900	847,292
Edelweiss Financial Services Ltd.		127,008	331,201
Eicher Motors Ltd.		2,046	829,602
Gujarat Gas Ltd. (a)		9,455	124,221
ICICI Bank Ltd.		135,256	583,596
ICICI Bank Ltd. sponsored ADR		68,100	583,617
Indraprastha Gas Ltd.		29,371	483,212
ITC Ltd.		264,569	1,144,038
JK Cement Ltd.		52,422	794,810
Larsen & Toubro Ltd.		41,949	1,141,738
LIC Housing Finance Ltd.		77,853	810,015
Lupin Ltd.		72,304	1,505,181
Petronet LNG Ltd.		95,922	632,244
Phoenix Mills Ltd.		112,888	725,897
Power Grid Corp. of India Ltd.		318,923	1,031,824
Reliance Industries Ltd.		130,558	2,833,326
SREI Infrastructure Finance Ltd.		116,223	163,786
State Bank of India		272,083	1,226,257
Sun Pharmaceutical Industries Ltd.		158,946	1,587,111

TOTAL INDIA			19,846,191

Indonesia - 1.2%
PT Astra International Tbk		2,468,600	1,657,586
PT Bank Mandiri (Persero) Tbk		1,228,950	1,078,754
PT Bank Rakyat Indonesia Tbk		1,414,500	1,368,974
PT Kalbe Farma Tbk		2,851,300	339,058
PT Link Net Tbk		857,400	347,360

TOTAL INDONESIA			4,791,732

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.		564,655	950,238
Japan - 0.7%
Alps Electric Co. Ltd.		18,300	537,632
Nissha Printing Co. Ltd.		3,000	74,600
Sumco Corp.		99,800	1,744,877
Suzuki Motor Corp.		13,700	571,719

TOTAL JAPAN			2,928,828

Korea (South) - 6.9%
AMOREPACIFIC Group, Inc.		5,526	638,774
BS Financial Group, Inc.		70,265	590,483
Daou Technology, Inc.		51,536	940,025
Duk San Neolux Co. Ltd. (a)		6,656	219,117
EO Technics Co. Ltd.		1,992	148,489
Fila Korea Ltd.		9,005	549,356
Hanon Systems		54,935	408,536
Hyundai Fire & Marine Insurance Co. Ltd.		26,866	866,721
Hyundai Glovis Co. Ltd.		4,198	535,083
Hyundai Industrial Development & Construction Co.		4,504	176,977
Hyundai Mipo Dockyard Co. Ltd. (a)		5,941	483,594
Hyundai Mobis		10,631	2,074,615
InterPark INT Corp.		23,097	218,260
KB Financial Group, Inc.		70,630	3,105,533
KEPCO Plant Service & Engineering Co. Ltd.		8,420	424,849
Korea Electric Power Corp.		28,477	1,135,400
Korea Express Co. Ltd. (a)		5,574	815,815
Korean Reinsurance Co.		90,338	897,345
KT Corp.		9,389	265,720
KT Corp. sponsored ADR		8,290	137,531
LG Chemical Ltd.		3,297	794,109
LG Telecom Ltd.		27,683	351,634
Netmarble Games Corp.		4,253	586,956
Samsung Electronics Co. Ltd.		2,279	4,469,452
Samsung Life Insurance Co. Ltd. (a)		11,712	1,127,342
Samsung SDI Co. Ltd.		9,986	1,206,993
Shinhan Financial Group Co. Ltd.		70,249	2,933,769
Shinhan Financial Group Co. Ltd. sponsored ADR		700	29,232
SK Telecom Co. Ltd. sponsored ADR		25,684	605,886
Viatron Technologies, Inc.		9,101	164,804

TOTAL KOREA (SOUTH)			26,902,400

Mauritius - 0.2%
MakeMyTrip Ltd. (a)		17,600	675,840
Mexico - 2.7%
America Movil S.A.B. de CV Series L sponsored ADR		19,253	296,304
CEMEX S.A.B. de CV sponsored ADR		164,888	1,520,267
Fibra Uno Administracion SA de CV		335,760	586,435
Gruma S.A.B. de CV Series B		99,885	1,333,799
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		83,700	860,776
Grupo Comercial Chedraui S.A.B. de CV		187,876	389,519
Grupo Financiero Banorte S.A.B. de CV Series O		198,829	1,150,711
Infraestructura Energetica Nova S.A.B. de CV		147,600	689,497
Macquarie Mexican (REIT)		1,115,270	1,222,189
Promotora y Operadora de Infraestructura S.A.B. de CV		48,975	522,549
Tenedora Nemak SA de CV		553,367	584,959
Wal-Mart de Mexico SA de CV Series V (a)		678,100	1,530,883

TOTAL MEXICO			10,687,888

Netherlands - 0.7%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/29/17 (a)(b)		66,550	353,048
X5 Retail Group NV GDR (Reg. S) (a)		19,200	676,800
Yandex NV Series A (a)		68,187	1,858,778

TOTAL NETHERLANDS			2,888,626

Nigeria - 0.1%
Guaranty Trust Bank PLC		476,923	41,566
Guaranty Trust Bank PLC GDR (Reg. S)		23,480	103,312
Transnational Corp. of Nigeria PLC		6,036,239	17,385
Zenith Bank PLC		3,605,933	175,842

TOTAL NIGERIA			338,105

Pakistan - 0.2%
Habib Bank Ltd.		315,000	828,704
Panama - 0.1%
Copa Holdings SA Class A		2,449	285,113
Philippines - 0.3%
Metropolitan Bank & Trust Co.		330,531	556,910
Robinsons Land Corp.		1,387,380	709,576

TOTAL PHILIPPINES			1,266,486

Romania - 0.1%
Banca Transilvania SA		636,993	421,875
Russia - 3.7%
Gazprom OAO sponsored ADR (Reg. S)		58,300	276,925
Lukoil PJSC sponsored ADR		47,300	2,349,155
Magnit OJSC GDR (Reg. S)		15,500	541,725
MegaFon PJSC (a)		24,000	252,442
MegaFon PJSC GDR		13,220	141,322
MMC Norilsk Nickel PJSC sponsored ADR		81,100	1,247,724
Mobile TeleSystems OJSC		143,782	691,827
Mobile TeleSystems OJSC sponsored ADR		4,700	48,504
NOVATEK OAO GDR (Reg. S)		12,700	1,539,240
RusHydro PJSC (a)		38,549,800	606,057
Sberbank of Russia		936,970	2,721,484
Sberbank of Russia sponsored ADR		243,584	2,896,214
Sistema JSFC		1,492,700	559,808
Sistema JSFC sponsored GDR		11,560	97,220
Unipro PJSC		10,020,700	443,575

TOTAL RUSSIA			14,413,222

Singapore - 0.3%
Ascendas Real Estate Investment Trust		263,590	482,976
First Resources Ltd.		465,300	624,441

TOTAL SINGAPORE			1,107,417

South Africa - 4.3%
Alexander Forbes Group Holdings Ltd.		6,830	3,291
Aspen Pharmacare Holdings Ltd.		40,802	846,434
Barclays Africa Group Ltd.		46,136	507,492
Bidcorp Ltd.		23,256	492,729
Bidvest Group Ltd.		59,656	712,055
FirstRand Ltd.		331,500	1,236,575
Imperial Holdings Ltd.		58,700	742,285
JSE Ltd.		27,510	293,138
Life Healthcare Group Holdings Ltd.		274,600	590,348
MTN Group Ltd.		35,600	336,986
Naspers Ltd. Class N		52,531	9,988,849
Nedbank Group Ltd.		31,980	539,511
Telkom SA Ltd.		79,202	443,193

TOTAL SOUTH AFRICA			16,732,886

Taiwan - 5.5%
Advantech Co. Ltd.		48,000	387,519
Chroma ATE, Inc.		105,000	327,962
E.SUN Financial Holdings Co. Ltd.		842,200	508,558
E.SUN Financial Holdings Co. Ltd. rights 5/2/17 (a)		54,635	5,875
eMemory Technology, Inc.		14,995	206,148
Genius Electronic Optical Co. Ltd. (a)		49,000	573,123
GlobalWafers Co. Ltd.		108,000	771,862
GlobalWafers Co. Ltd. unit (a)		83,300	595,345
Hon Hai Precision Industry Co. Ltd. (Foxconn)		93,000	304,020
King's Town Bank		341,600	327,777
LandMark Optoelectronics Corp.		46,000	403,335
Largan Precision Co. Ltd.		29,403	4,878,935
PChome Online, Inc.		49,000	418,291
Taiwan Cement Corp.		1,093,000	1,269,374
Taiwan Fertilizer Co. Ltd.		219,000	295,642
Taiwan Semiconductor Manufacturing Co. Ltd.		1,252,000	8,051,376
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		7,242	239,493
Universal Cement Corp.		363,320	313,756
Vanguard International Semiconductor Corp.		171,000	325,898
Wistron NeWeb Corp.		89,780	257,253
Yuanta Financial Holding Co. Ltd.		2,772,231	1,183,264

TOTAL TAIWAN			21,644,806

Thailand - 1.1%
Delta Electronics PCL (For. Reg.)		150,300	399,642
Kasikornbank PCL (For. Reg.)		211,880	1,132,884
PTT Global Chemical PCL (For. Reg.)		646,800	1,402,023
PTT PCL (For. Reg.)		100,300	1,127,650
Star Petroleum Refining PCL		1,126,300	429,687

TOTAL THAILAND			4,491,886

Turkey - 0.9%
Aselsan A/S		113,000	621,318
Bim Birlesik Magazalar A/S JSC		64,000	1,045,961
Enka Insaat ve Sanayi A/S		247,030	379,731
Tupras Turkiye Petrol Rafinelleri A/S		50,200	1,264,911
Turkiye Garanti Bankasi A/S		51,000	137,696

TOTAL TURKEY			3,449,617

United Arab Emirates - 1.1%
DP World Ltd.		37,957	775,841
Emaar Properties PJSC		899,504	1,758,355
National Bank of Abu Dhabi PJSC (a)		579,841	1,736,524

TOTAL UNITED ARAB EMIRATES			4,270,720

United Kingdom - 0.4%
Fresnillo PLC		33,000	620,608
Mondi PLC		36,000	933,010
Shanghai International Airport Co. Ltd. (UBS Warrant Programme) warrants 5/11/18 (a)(b)		9,200	45,710

TOTAL UNITED KINGDOM			1,599,328

United States of America - 0.1%
China Biologic Products, Inc. (a)		2,160	254,880
TOTAL COMMON STOCKS
(Cost $209,743,904)			235,576,437

Nonconvertible Preferred Stocks - 4.8%
Brazil - 3.7%
Ambev SA sponsored ADR		380,000	2,177,400
Banco do Estado Rio Grande do Sul SA		131,920	590,597
Companhia Paranaense de Energia-Copel:
(PN-B)		2,215	20,356
(PN-B) sponsored ADR		54,752	502,076
Fibria Celulose SA sponsored ADR		101,000	927,180
Itau Unibanco Holding SA sponsored ADR		398,441	4,900,824
Metalurgica Gerdau SA (PN) (a)		543,470	787,625
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)		201,206	1,756,528
Telefonica Brasil SA		77,443	1,153,819
Vale SA (PN-A) sponsored ADR		228,200	1,873,522

TOTAL BRAZIL			14,689,927

Korea (South) - 1.1%
Hyundai Motor Co. Series 2		18,034	1,574,170
Samsung Electronics Co. Ltd.		1,270	1,957,024
Samsung Fire & Marine Insurance Co. Ltd.		5,089	802,985

TOTAL KOREA (SOUTH)			4,334,179

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $17,265,756)			19,024,106
		Principal Amount(c)	Value

Nonconvertible Bonds - 8.3%
Azerbaijan - 0.6%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		600,000	603,072
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,180,000	1,302,307
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		275,000	297,688

TOTAL AZERBAIJAN			2,203,067

British Virgin Islands - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	937,502
Canada - 0.2%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		10,000	10,375
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		250,000	258,750
7.25% 4/1/23 (b)		400,000	407,250
7.5% 4/1/25 (b)		200,000	204,000
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (d)		18,000	20,205

TOTAL CANADA			900,580

Cayman Islands - 0.2%
Ksa Sukuk Ltd. 3.628% 4/20/27 (b)		600,000	602,724
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		400,000	179,500

TOTAL CAYMAN ISLANDS			782,224

Georgia - 0.4%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		250,000	262,550
JSC BGEO Group 6% 7/26/23 (b)		600,000	603,750
JSC Georgian Railway 7.75% 7/11/22 (b)		600,000	659,502

TOTAL GEORGIA			1,525,802

Indonesia - 0.4%
PT Pertamina Persero:
4.875% 5/3/22 (b)		275,000	290,136
5.625% 5/20/43 (b)		200,000	205,896
6% 5/3/42 (b)		400,000	425,026
6.5% 5/27/41 (b)		700,000	787,553

TOTAL INDONESIA			1,708,611

Ireland - 0.3%
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	207,000
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		200,000	199,750
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (b)		425,000	474,445
6.902% 7/9/20 (b)		200,000	219,485

TOTAL IRELAND			1,100,680

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		275,000	342,265
Kazakhstan - 0.4%
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		400,000	394,733
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		240,000	240,348
5.75% 4/19/47 (b)		290,000	282,779
6.375% 4/9/21 (b)		250,000	274,446
7% 5/5/20 (b)		200,000	219,555

TOTAL KAZAKHSTAN			1,411,861

Luxembourg - 0.6%
EVRAZ Group SA 5.375% 3/20/23 (b)		245,000	246,519
Kernel Holding SA 8.75% 1/31/22 (b)		400,000	424,000
MHP SA 7.75% 5/10/24 (b)(e)		200,000	202,600
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		300,000	324,000
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		400,000	416,800
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		400,000	400,580
VM Holding SA 5.375% 5/4/27 (b)		400,000	398,200

TOTAL LUXEMBOURG			2,412,699

Mexico - 0.8%
Petroleos Mexicanos:
4.7696% 3/11/22 (b)(d)		260,000	282,399
5.5% 6/27/44		305,000	267,638
6.375% 2/4/21		150,000	163,313
6.375% 1/23/45		300,000	293,670
6.5% 6/2/41		1,300,000	1,301,950
6.75% 9/21/47		400,000	406,520
6.875% 8/4/26		400,000	447,000

TOTAL MEXICO			3,162,490

Mongolia - 0.1%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		450,000	484,528
Morocco - 0.1%
OCP SA 6.875% 4/25/44 (b)		275,000	297,688
Netherlands - 1.0%
Petrobras Global Finance BV:
6.85% 6/5/2115		965,000	859,333
7.25% 3/17/44		705,000	701,240
8.375% 5/23/21		325,000	368,063
8.75% 5/23/26		1,675,000	1,953,050

TOTAL NETHERLANDS			3,881,686

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,225,000	1,258,935
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.:
6% 5/8/22 (b)		313,958	310,181
9.75% 8/14/19 (b)		750,000	796,875

TOTAL TRINIDAD & TOBAGO			1,107,056

Tunisia - 0.3%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	500,000	556,224
5.75% 1/30/25 (b)		600,000	588,600

TOTAL TUNISIA			1,144,824

Turkey - 0.2%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		700,000	738,956
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		200,000	200,500

TOTAL TURKEY			939,456

United Arab Emirates - 0.2%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		500,000	587,500
United Kingdom - 0.3%
Biz Finance PLC 9.625% 4/27/22 (b)		750,000	762,375
Petra Diamonds U.S. Treasury PLC 7.25% 5/1/22 (b)		400,000	418,000

TOTAL UNITED KINGDOM			1,180,375

United States of America - 0.4%
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,275,000	1,326,000
8.625% 2/1/22		300,000	351,000

TOTAL UNITED STATES OF AMERICA			1,677,000

Venezuela - 0.9%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	191,250
6% 5/16/24 (b)		1,000,000	391,250
6% 11/15/26 (Reg. S)		2,450,000	934,675
8.5% 10/27/20 (Reg. S)		1,750,000	1,371,125
9% 11/17/21 (Reg. S)		550,000	289,685
12.75% 2/17/22 (b)		600,000	373,440

TOTAL VENEZUELA			3,551,425

TOTAL NONCONVERTIBLE BONDS
(Cost $31,873,261)			32,598,254

Government Obligations - 19.3%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		250,000	261,815
Argentina - 1.5%
Argentine Republic:
0% 4/3/22 (d)	ARS	8,000,000	556,804
6.625% 7/6/28		150,000	153,345
6.875% 1/26/27		1,950,000	2,060,175
7.5% 4/22/26		1,960,000	2,164,722
7.82% 12/31/33	EUR	447,234	523,710
8.28% 12/31/33		315,459	352,525

TOTAL ARGENTINA			5,811,281

Armenia - 0.4%
Republic of Armenia:
6% 9/30/20 (b)		325,000	341,640
7.15% 3/26/25 (b)		1,095,000	1,193,725

TOTAL ARMENIA			1,535,365

Barbados - 0.3%
Barbados Government 7% 8/4/22 (b)		1,313,000	1,066,813
Belarus - 0.3%
Belarus Republic 8.95% 1/26/18		1,125,000	1,164,992
Brazil - 0.4%
Brazilian Federative Republic:
5% 1/27/45		200,000	181,250
5.625% 2/21/47		200,000	198,000
7.125% 1/20/37		200,000	232,000
8.25% 1/20/34		500,000	635,025
12.25% 3/6/30		100,000	165,000

TOTAL BRAZIL			1,411,275

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		1,300,000	1,478,958
Colombia - 0.1%
Colombian Republic:
6.125% 1/18/41		100,000	115,000
7.375% 9/18/37		250,000	321,500

TOTAL COLOMBIA			436,500

Costa Rica - 0.3%
Costa Rican Republic:
4.375% 4/30/25 (b)		225,000	214,866
7.158% 3/12/45 (b)		1,100,000	1,144,000

TOTAL COSTA RICA			1,358,866

Croatia - 0.3%
Croatia Republic:
6% 1/26/24 (b)		850,000	946,220
6.375% 3/24/21 (b)		200,000	221,225

TOTAL CROATIA			1,167,445

Dominican Republic - 0.5%
Dominican Republic:
5.95% 1/25/27 (b)		125,000	130,843
6.6% 1/28/24 (b)		1,025,000	1,132,625
6.85% 1/27/45 (b)		350,000	372,313
7.45% 4/30/44 (b)		225,000	255,094

TOTAL DOMINICAN REPUBLIC			1,890,875

Ecuador - 0.1%
Ecuador Republic:
7.95% 6/20/24 (b)		200,000	191,000
9.65% 12/13/26 (b)		200,000	203,500
10.75% 3/28/22 (b)		200,000	217,000

TOTAL ECUADOR			611,500

Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (b)		200,000	197,308
Arab Republic of Egypt:
6.125% 1/31/22 (b)		600,000	623,850
7.5% 1/31/27 (b)		400,000	431,160
8.5% 1/31/47 (b)		1,100,000	1,197,075

TOTAL EGYPT			2,449,393

El Salvador - 0.6%
El Salvador Republic:
6.375% 1/18/27 (b)		400,000	357,000
7.625% 2/1/41 (b)		650,000	581,750
8.625% 2/28/29 (b)		1,260,000	1,272,600

TOTAL EL SALVADOR			2,211,350

Ethiopia - 0.3%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		1,250,000	1,234,375
Gabon - 0.2%
Gabonese Republic:
6.375% 12/12/24 (b)		400,000	391,700
6.95% 6/16/25 (b)		550,000	544,544

TOTAL GABON			936,244

Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		400,000	396,200
9.25% 9/15/22 (b)		1,150,000	1,218,540
10.75% 10/14/30 (b)		600,000	723,900

TOTAL GHANA			2,338,640

Indonesia - 0.1%
Indonesian Republic 8.5% 10/12/35 (b)		400,000	573,234
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,250,000	1,117,188
Ivory Coast - 0.1%
Ivory Coast 5.375% 7/23/24 (b)		400,000	389,500
Jamaica - 0.1%
Jamaican Government 8% 3/15/39		200,000	232,392
Jordan - 0.4%
Jordanian Kingdom:
5.75% 1/31/27 (b)		1,050,000	1,037,211
6.125% 1/29/26 (b)		400,000	408,640

TOTAL JORDAN			1,445,851

Kenya - 0.2%
Republic of Kenya 6.875% 6/24/24 (b)		900,000	911,430
Kuwait - 0.3%
State of Kuwait 3.5% 3/20/27 (b)		1,025,000	1,048,167
Lebanon - 1.6%
Lebanese Republic:
4% 12/31/17		197,000	196,367
5% 10/12/17		275,000	276,507
5.15% 6/12/18		1,400,000	1,421,000
5.15% 11/12/18		100,000	101,359
5.45% 11/28/19		700,000	712,782
6% 5/20/19		675,000	694,103
6.1% 10/4/22		965,000	989,974
6.375% 3/9/20		1,125,000	1,162,125
6.6% 11/27/26		570,000	575,871
6.65% 2/26/30 (Reg. S)		105,000	105,296

TOTAL LEBANON			6,235,384

Mexico - 0.7%
United Mexican States 10% 12/5/24	MXN	42,885,000	2,658,675
Mongolia - 0.3%
Mongolian People's Republic:
5.125% 12/5/22 (Reg. S)		400,000	382,017
8.75% 3/9/24 (b)		600,000	666,657

TOTAL MONGOLIA			1,048,674

Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		312,500	322,641
Nigeria - 0.1%
Republic of Nigeria 7.875% 2/16/32 (b)		400,000	434,400
Oman - 0.6%
Sultanate of Oman:
4.75% 6/15/26 (b)		400,000	402,169
5.375% 3/8/27 (b)		335,000	349,519
6.5% 3/8/47 (b)		1,600,000	1,723,510

TOTAL OMAN			2,475,198

Pakistan - 0.2%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		200,000	211,600
8.25% 4/15/24 (b)		200,000	222,578
8.25% 9/30/25 (b)		200,000	224,544

TOTAL PAKISTAN			658,722

Paraguay - 0.2%
Republic of Paraguay:
4.7% 3/27/27 (b)		200,000	203,800
6.1% 8/11/44 (b)		435,000	468,713

TOTAL PARAGUAY			672,513

Poland - 0.3%
Polish Government 2.5% 7/25/27	PLN	4,500,000	1,067,230
Qatar - 0.4%
State of Qatar 9.75% 6/15/30 (Reg. S)		875,000	1,404,632
Romania - 0.1%
Romanian Republic 5.85% 4/26/23	RON	1,500,000	411,117
Russia - 0.3%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		200,000	211,062
Russian Federation:
5.625% 4/4/42 (b)		200,000	222,740
12.75% 6/24/28 (Reg. S)		425,000	753,556

TOTAL RUSSIA			1,187,358

Rwanda - 0.3%
Republic of Rwanda 6.625% 5/2/23 (b)		1,225,000	1,246,001
Saudi Arabia - 0.3%
Kingdom of Saudi Arabia 3.25% 10/26/26 (b)		450,000	439,367
Saudi Arabia Kingdom of 4.5% 10/26/46 (b)		760,000	750,979

TOTAL SAUDI ARABIA			1,190,346

Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (b)		400,000	457,580
Serbia - 0.1%
Republic of Serbia 4.875% 2/25/20 (b)		400,000	417,000
South Africa - 0.0%
South African Republic 5.875% 9/16/25		200,000	216,000
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		200,000	205,000
6.85% 11/3/25 (b)		250,000	263,147

TOTAL SRI LANKA			468,147

Suriname - 0.4%
Republic of Suriname 9.25% 10/26/26 (b)		1,725,000	1,742,250
Tanzania - 0.0%
United Republic of Tanzania 7.421% 3/9/20 (d)		133,334	140,643
Turkey - 1.2%
Turkish Republic:
4.875% 10/9/26		400,000	396,000
6% 3/25/27		900,000	963,000
6.25% 9/26/22		850,000	923,620
6.875% 3/17/36		250,000	283,313
7% 6/5/20		700,000	770,210
7.375% 2/5/25		100,000	116,011
8% 2/14/34		250,000	312,490
10.6% 2/11/26	TRY	1,940,000	559,560
11.875% 1/15/30		165,000	263,082

TOTAL TURKEY			4,587,286

Ukraine - 1.1%
Ukraine Government:
0% 5/31/40 (b)(d)		430,000	150,139
7.75% 9/1/19 (b)		1,200,000	1,224,048
7.75% 9/1/20 (b)		2,100,000	2,115,834
7.75% 9/1/21 (b)		400,000	398,768
7.75% 9/1/24 (b)		300,000	285,498

TOTAL UKRAINE			4,174,287

United States of America - 1.8%
U.S. Treasury Bills, yield at date of purchase 0.5% to 0.79% 5/18/17 to 7/20/17 (f)		780,000	779,446
U.S. Treasury Bonds 2.875% 11/15/46		6,270,000	6,161,498

TOTAL UNITED STATES OF AMERICA			6,940,944

Venezuela - 0.4%
Venezuelan Republic:
7% 12/1/18 (Reg. S)		200,000	140,740
7% 3/31/38		650,000	293,605
7.75% 10/13/19 (Reg. S)		300,000	180,510
9% 5/7/23 (Reg. S)		300,000	149,310
9.25% 9/15/27		650,000	346,970
9.25% 5/7/28 (Reg. S)		1,000,000	476,700
12.75% 8/23/22		325,000	199,973

TOTAL VENEZUELA			1,787,808

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		300,000	307,974
Zambia - 0.0%
Republic of Zambia 8.97% 7/30/27 (b)		200,000	213,540
TOTAL GOVERNMENT OBLIGATIONS
(Cost $73,880,465)			75,549,799

Preferred Securities - 0.0%
Colombia - 0.0%
Colombia Telecomunicacines SA 8.5%(b)(d)(g)
(Cost $49,957)		55,000	55,128
		Shares	Value

Money Market Funds - 8.1%
Fidelity Cash Central Fund, 0.85% (h)
(Cost $31,650,303)		31,645,712	31,652,041
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $364,463,646)			394,455,765
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(2,421,983)
NET ASSETS - 100%			$392,033,782

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
297 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	14,538,150	$148,060

The face value of futures purchased as a percentage of Net Assets is 3.7%

Currency Abbreviations

ARS – Argentine peso

EUR – European Monetary Unit

MXN – Mexican peso

PLN – Polish zloty

RON – Romanian leu

TRY – Turkish Lira

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,745,682 or 14.2% of net assets.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $630,700.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$72,148
Fidelity Securities Lending Cash Central Fund	310
Total	$72,458

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$37,653,868	$27,665,019	$9,988,849	$--
Consumer Staples	18,050,705	18,050,705	--	--
Energy	17,737,819	14,855,100	2,882,719	--
Financials	57,787,501	45,939,828	11,847,673	--
Health Care	6,088,975	6,088,975	--	--
Industrials	14,842,598	14,842,598	--	--
Information Technology	57,929,736	38,793,185	19,136,551	--
Materials	18,302,819	18,302,819	--	--
Real Estate	6,246,878	6,246,878	--	--
Telecommunication Services	12,495,839	10,834,028	1,661,811	--
Utilities	7,463,805	6,328,405	1,135,400	--
Corporate Bonds	32,598,254	398,200	32,200,054	--
Government Obligations	75,549,799	--	75,549,799	--
Preferred Securities	55,128	--	55,128	--
Money Market Funds	31,652,041	31,652,041	--	--
Total Investments in Securities:	$394,455,765	$239,997,781	$154,457,984	$--
Derivative Instruments:
Assets
Futures Contracts	$148,060	$148,060	$--	$--
Total Assets	$148,060	$148,060	$--	$--
Total Derivative Instruments:	$148,060	$148,060	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,663,529
Level 2 to Level 1	$1,655,313

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$148,060	$0
Total Equity Risk	148,060	0
Total Value of Derivatives	$148,060	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	1.6%
AAA,AA,A	2.2%
BBB	3.2%
BB	4.4%
B	10.5%
CCC,CC,C	3.9%
Not Rated	1.6%
Equities	64.9%
Short-Term Investments and Net Other Assets	7.7%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $332,813,343)	$362,803,724
Fidelity Central Funds (cost $31,650,303)	31,652,041
Total Investments (cost $364,463,646)		$394,455,765
Cash		84,220
Foreign currency held at value (cost $712,275)		712,354
Receivable for investments sold		2,398,500
Receivable for fund shares sold		5,086,087
Dividends receivable		411,371
Interest receivable		1,912,716
Distributions receivable from Fidelity Central Funds		19,340
Receivable for daily variation margin for derivative instruments		49,005
Prepaid expenses		57
Other receivables		46,393
Total assets		405,175,808
Liabilities
Payable for investments purchased
Regular delivery	$11,241,376
Delayed delivery	200,000
Payable for fund shares redeemed	1,031,023
Accrued management fee	235,114
Distribution and service plan fees payable	20,944
Other affiliated payables	73,534
Other payables and accrued expenses	340,035
Total liabilities		13,142,026
Net Assets		$392,033,782
Net Assets consist of:
Paid in capital		$362,671,081
Undistributed net investment income		2,130,441
Accumulated undistributed net realized gain (loss) on investments		(2,684,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,916,941
Net Assets		$392,033,782
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($23,608,289 ÷ 1,951,354 shares)		$12.10
Maximum offering price per share (100/94.25 of $12.10)		$12.84
Class M:
Net Asset Value and redemption price per share ($4,091,918 ÷ 337,725 shares)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class C:
Net Asset Value and offering price per share ($19,010,981 ÷ 1,578,616 shares)(a)		$12.04
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($180,949,088 ÷ 14,946,897 shares)		$12.11
Class I:
Net Asset Value, offering price and redemption price per share ($164,373,506 ÷ 13,587,382 shares)		$12.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends		$1,763,537
Interest		2,358,307
Income from Fidelity Central Funds		72,458
Income before foreign taxes withheld		4,194,302
Less foreign taxes withheld		(176,361)
Total income		4,017,941
Expenses
Management fee	$938,711
Transfer agent fees	293,974
Distribution and service plan fees	102,492
Accounting and security lending fees	61,070
Custodian fees and expenses	194,106
Independent trustees' fees and expenses	406
Registration fees	55,404
Audit	47,413
Legal	727
Miscellaneous	529
Total expenses before reductions	1,694,832
Expense reductions	(21,550)	1,673,282
Net investment income (loss)		2,344,659
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	71,090
Fidelity Central Funds	(461)
Futures contracts	814,419
Total net realized gain (loss)		885,048
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $161,553)	20,408,330
Assets and liabilities in foreign currencies	4,686
Futures contracts	133,740
Total change in net unrealized appreciation (depreciation)		20,546,756
Net gain (loss)		21,431,804
Net increase (decrease) in net assets resulting from operations		$23,776,463

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,344,659	$2,170,894
Net realized gain (loss)	885,048	(1,751,096)
Change in net unrealized appreciation (depreciation)	20,546,756	9,508,420
Net increase (decrease) in net assets resulting from operations	23,776,463	9,928,218
Distributions to shareholders from net investment income	(1,957,793)	(1,715,467)
Distributions to shareholders from net realized gain	(138,064)	–
Total distributions	(2,095,857)	(1,715,467)
Share transactions - net increase (decrease)	215,900,351	80,624,262
Redemption fees	86,599	36,372
Total increase (decrease) in net assets	237,667,556	88,873,385
Net Assets
Beginning of period	154,366,226	65,492,841
End of period	$392,033,782	$154,366,226
Other Information
Undistributed net investment income end of period	$2,130,441	$1,743,575

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.35	$11.56	$11.37	$10.86	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.26	.28	.18	.18	.20
Net realized and unrealized gain (loss)	.80	.96	(1.30)	.19	.48	.68
Total from investment operations	.90	1.22	(1.02)	.37	.66	.88
Distributions from net investment income	(.12)	(.24)	(.17)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.13)	(.24)	(.19)	(.18)	(.16)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.10	$11.33	$10.35	$11.56	$11.37	$10.86
Total ReturnD,E,F	8.09%	12.13%	(8.92)%	3.30%	6.23%	8.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.87%	1.93%	1.98%	1.89%	1.87%
Expenses net of fee waivers, if any	1.60%I	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.58%I	1.64%	1.64%	1.65%	1.62%	1.62%
Net investment income (loss)	1.84%I	2.47%	2.58%	1.61%	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$23,608	$15,206	$10,164	$13,627	$18,837	$7,675
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.33	$11.54	$11.34	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.23	.25	.15	.15	.17
Net realized and unrealized gain (loss)	.80	.97	(1.30)	.19	.48	.68
Total from investment operations	.89	1.20	(1.05)	.34	.63	.85
Distributions from net investment income	(.09)	(.20)	(.14)	(.14)	(.12)	(.01)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.10)	(.20)	(.16)	(.14)	(.14)C	(.01)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$12.12	$11.33	$10.33	$11.54	$11.34	$10.84
Total ReturnE,F,G	7.92%	11.92%	(9.18)%	3.04%	5.93%	8.56%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.95%J	2.22%	2.27%	2.32%	2.13%	2.10%
Expenses net of fee waivers, if any	1.90%J	1.90%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.88%J	1.90%	1.89%	1.90%	1.88%	1.87%
Net investment income (loss)	1.54%J	2.22%	2.33%	1.36%	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$4,092	$3,019	$3,331	$5,277	$5,967	$5,823
Portfolio turnover rateK	35%J	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $1.24 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.25	$10.25	$11.47	$11.29	$10.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.18	.20	.10	.09	.12
Net realized and unrealized gain (loss)	.80	.97	(1.30)	.19	.47	.69
Total from investment operations	.86	1.15	(1.10)	.29	.56	.81
Distributions from net investment income	(.06)	(.15)	(.10)	(.11)	(.07)	(.01)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.07)	(.15)	(.12)	(.11)	(.08)	(.01)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.04	$11.25	$10.25	$11.47	$11.29	$10.80
Total ReturnD,E,F	7.68%	11.36%	(9.68)%	2.56%	5.31%	8.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.34%I	2.62%	2.68%	2.72%	2.65%	2.63%
Expenses net of fee waivers, if any	2.34%I	2.40%	2.40%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.32%I	2.39%	2.39%	2.40%	2.37%	2.37%
Net investment income (loss)	1.10%I	1.72%	1.83%	.86%	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$19,011	$10,710	$7,736	$10,104	$7,436	$5,824
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$10.38	$11.60	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.28	.31	.21	.21	.22
Net realized and unrealized gain (loss)	.79	.97	(1.31)	.19	.47	.69
Total from investment operations	.91	1.25	(1.00)	.40	.68	.91
Distributions from net investment income	(.14)	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.14)C	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$12.11	$11.34	$10.38	$11.60	$11.40	$10.89
Total ReturnE,F	8.23%	12.44%	(8.74)%	3.56%	6.44%	9.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.40%I	1.62%	1.72%	1.73%	1.56%	1.60%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38%I	1.39%	1.39%	1.40%	1.38%	1.38%
Net investment income (loss)	2.04%I	2.72%	2.83%	1.86%	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$180,949	$104,332	$37,918	$45,763	$49,959	$81,416
Portfolio turnover rateJ	35%I	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.009 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$10.37	$11.59	$11.40	$10.89	$10.00
Income from Investment Operations
Net investment income (loss)B	.12	.29	.31	.21	.20	.22
Net realized and unrealized gain (loss)	.80	.96	(1.31)	.18	.48	.69
Total from investment operations	.92	1.25	(1.00)	.39	.68	.91
Distributions from net investment income	(.14)	(.29)	(.20)	(.20)	(.17)	(.02)
Distributions from net realized gain	(.01)	–	(.02)	–	(.01)	–
Total distributions	(.15)	(.29)	(.22)	(.20)	(.18)	(.02)
Redemption fees added to paid in capitalB	–C	–C	–C	–C	.01	–C
Net asset value, end of period	$12.10	$11.33	$10.37	$11.59	$11.40	$10.89
Total ReturnD,E	8.26%	12.48%	(8.74)%	3.51%	6.44%	9.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.27%H	1.54%	1.58%	1.71%	1.63%	1.62%
Expenses net of fee waivers, if any	1.27%H	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.26%H	1.39%	1.39%	1.40%	1.37%	1.37%
Net investment income (loss)	2.16%H	2.72%	2.83%	1.86%	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$164,374	$21,099	$6,343	$4,773	$5,354	$2,287
Portfolio turnover rateI	35%H	57%	80%	102%	120%	70%

 A For the period November 1, 2011 (commencement of operations) to October 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, Total Emerging Markets and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), defaulted bonds, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$35,683,685
Gross unrealized depreciation	(6,508,852)
Net unrealized appreciation (depreciation) on securities	$29,174,833
Tax cost	$365,280,932

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,076,801)
Long-term	(482,739)
Total capital loss carryforward	$(2,559,540)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $814,419 and a change in net unrealized appreciation (depreciation) of $133,740 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,831,436 and $38,608,922, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$25,687	$2,246
Class M	.25%	.25%	8,272	88
Class C	.75%	.25%	68,533	28,860
			$102,492	$31,194

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,174
Class M	1,544
Class C(a)	3,777
$20,495

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$23,277.23
Class M	5,488.33
Class C	15,347.22
Total Emerging Markets	187,352.29
Class I	62,510.18
	$293,974

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $904 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $332 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $310. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.90%	835
Total Emerging Markets	1.40%	2,265
		$3,100

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,875 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $1,831.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $744.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$195,255	$214,855
Class M	23,027	63,597
Class C	57,828	107,081
Total Emerging Markets	1,274,142	1,155,874
Class I	407,541	174,060
Total	$1,957,793	$1,715,467
From net realized gain
Class A	$14,644	$–
Class M	2,410	–
Class C	9,294	–
Total Emerging Markets	84,943	–
Class I	26,773	–
Total	$138,064	$–

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	2,125,263	982,236	$24,122,900	$10,454,988
Reinvestment of distributions	19,523	21,375	207,918	212,465
Shares redeemed	(1,535,685)	(643,855)	(17,669,486)	(6,609,703)
Net increase (decrease)	609,101	359,756	$6,661,332	$4,057,750
Class M
Shares sold	117,904	99,943	$1,354,652	$1,053,182
Reinvestment of distributions	2,361	6,356	25,216	63,302
Shares redeemed	(49,032)	(162,291)	(556,768)	(1,643,320)
Net increase (decrease)	71,233	(55,992)	$823,100	$(526,836)
Class C
Shares sold	753,843	381,071	$8,593,757	$4,073,862
Reinvestment of distributions	6,299	10,753	66,954	106,882
Shares redeemed	(133,281)	(194,422)	(1,514,257)	(1,922,472)
Net increase (decrease)	626,861	197,402	$7,146,454	$2,258,272
Total Emerging Markets
Shares sold	8,320,653	7,221,843	$94,441,401	$77,958,709
Reinvestment of distributions	124,771	112,410	1,328,813	1,116,229
Shares redeemed	(2,697,559)	(1,787,997)	(29,872,845)	(18,222,997)
Net increase (decrease)	5,747,865	5,546,256	$65,897,369	$60,851,941
Class I
Shares sold	12,464,199	1,936,878	$143,914,514	$21,178,679
Reinvestment of distributions	38,174	14,612	405,784	144,954
Shares redeemed	(776,996)	(700,942)	(8,948,202)	(7,340,498)
Net increase (decrease)	11,725,377	1,250,548	$135,372,096	$13,983,135

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.60%
Actual		$1,000.00	$1,080.90	$8.26
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class M	1.90%
Actual		$1,000.00	$1,079.20	$9.80
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.34%
Actual		$1,000.00	$1,076.80	$12.05
Hypothetical-C		$1,000.00	$1,013.19	$11.68
Total Emerging Markets	1.40%
Actual		$1,000.00	$1,082.30	$7.23
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class I	1.27%
Actual		$1,000.00	$1,082.60	$6.56
Hypothetical-C		$1,000.00	$1,018.50	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ATEK-SANN-0617
1.931271.105

Fidelity Advisor® International Discovery Fund -
Class A, Class M (formerly Class T), Class C, Class I and Class Z

Semi-Annual Report

April 30, 2017

Class A, Class M, Class C, Class I and Class Z are classes of Fidelity® International Discovery Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	17.6%
United Kingdom	15.4%
France	8.6%
Switzerland	5.8%
Netherlands	5.7%
Germany	5.7%
Sweden	4.2%
Spain	4.1%
United States of America*	3.4%
Other	29.5%

As of October 31, 2016
Japan	18.7%
United Kingdom	13.2%
France	9.3%
Germany	8.2%
Netherlands	4.8%
United States of America*	4.5%
Switzerland	4.2%
Hong Kong	3.6%
Sweden	3.5%
Other	30.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.3	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.7	1.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.1	2.1
SAP AG (Germany, Software)	1.7	1.7
Micro Focus International PLC (United Kingdom, Software)	1.4	1.1
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.3	1.5
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.2	1.6
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.2	0.6
Naspers Ltd. Class N (South Africa, Media)	1.2	1.2
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
British American Tobacco PLC (United Kingdom, Tobacco)	1.2	0.8
ORIX Corp. (Japan, Diversified Financial Services)	1.1	1.3
	13.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.8
Industrials	16.4	14.6
Consumer Discretionary	13.9	13.8
Information Technology	13.3	11.7
Consumer Staples	10.0	12.9
Health Care	7.7	8.2
Materials	6.2	5.4
Energy	4.8	4.7
Telecommunication Services	2.8	2.7
Real Estate	1.1	1.9

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 2.3%
Altium Ltd.	1,569,213	$9,635
Australia & New Zealand Banking Group Ltd.	2,511,358	61,605
Bapcor Ltd.	8,624,274	33,775
Magellan Financial Group Ltd.	1,204,177	21,262
Ramsay Health Care Ltd.	1,008,165	54,127
Spark Infrastructure Group unit	19,012,123	35,448

TOTAL AUSTRALIA		215,852

Austria - 1.0%
Erste Group Bank AG	1,271,400	45,454
Wienerberger AG	2,092,000	48,995

TOTAL AUSTRIA		94,449

Bailiwick of Jersey - 1.8%
Glencore Xstrata PLC	16,946,469	66,648
IWG PLC	6,386,188	26,874
Randgold Resources Ltd. sponsored ADR	189,614	16,684
Shire PLC	552,000	32,545
Wolseley PLC	503,038	31,972

TOTAL BAILIWICK OF JERSEY		174,723

Belgium - 1.5%
Anheuser-Busch InBev SA NV	425,227	47,953
KBC Groep NV	1,303,959	94,144

TOTAL BELGIUM		142,097

Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	725,100	33,348
Cenovus Energy, Inc.	3,404,200	33,941
Constellation Software, Inc.	95,200	43,541
Franco-Nevada Corp.	227,700	15,511
PrairieSky Royalty Ltd. (a)	1,810,573	39,460
Suncor Energy, Inc.	676,200	21,192

TOTAL CANADA		186,993

Cayman Islands - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	417,200	48,187
Ctrip.com International Ltd. ADR (b)	254,000	12,830
JD.com, Inc. sponsored ADR (b)	1,261,000	44,223
Melco Crown Entertainment Ltd. sponsored ADR	1,338,700	29,384
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,085,900	70,084

TOTAL CAYMAN ISLANDS		204,708

China - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	623,582	37,403
Shanghai International Airport Co. Ltd. (A Shares)	5,861,900	29,125
Wuliangye Yibin Co. Ltd. Class A	5,202,900	34,341

TOTAL CHINA		100,869

Denmark - 1.0%
Nets A/S (c)	1,621,800	29,499
Novo Nordisk A/S Series B	991,645	38,612
Novozymes A/S Series B	595,300	25,719

TOTAL DENMARK		93,830

Finland - 0.5%
Sampo Oyj (A Shares) (a)	934,600	44,784
France - 8.6%
ALTEN	336,259	28,497
Altran Technologies SA	1,492,300	25,050
Amundi SA	967,958	63,686
Atos Origin SA	181,865	23,832
AXA SA	1,278,800	34,119
BNP Paribas SA	778,100	54,907
Capgemini SA	395,600	39,608
Cegedim SA (b)	536,390	14,923
Havas SA	4,515,981	41,760
Kaufman & Broad SA	235,300	9,227
Maisons du Monde SA	1,122,200	38,946
Rexel SA	1,540,100	27,513
Rubis	373,700	37,972
Societe Generale Series A	814,400	44,656
Sodexo SA	388,500	49,387
Total SA (a)	3,804,504	195,290
VINCI SA (a)	961,800	81,982

TOTAL FRANCE		811,355

Germany - 5.7%
adidas AG	252,900	50,662
Aumann AG	68,000	4,472
Axel Springer Verlag AG	604,902	33,941
Deutsche Borse AG	164,581	16,108
Deutsche Post AG	1,743,413	62,665
Deutsche Telekom AG	1,845,500	32,372
Fresenius SE & Co. KGaA	440,400	35,697
Henkel AG & Co. KGaA	342,700	39,999
Nexus AG	614,500	14,793
Rational AG	92,205	46,332
SAP AG	1,627,467	163,017
Wirecard AG (a)	594,600	35,112

TOTAL GERMANY		535,170

Hong Kong - 1.1%
AIA Group Ltd.	9,308,600	64,444
Techtronic Industries Co. Ltd.	10,282,000	44,151

TOTAL HONG KONG		108,595

India - 2.9%
Avenue Supermarts Ltd.	595,148	6,818
Bharti Infratel Ltd.	10,548,301	58,197
HDFC Bank Ltd.	1,034,409	25,252
HDFC Bank Ltd. sponsored ADR	965,784	76,886
Housing Development Finance Corp. Ltd.	4,692,201	112,189

TOTAL INDIA		279,342

Indonesia - 0.6%
PT Bank Central Asia Tbk	16,688,600	22,224
PT Bank Rakyat Indonesia Tbk	32,624,300	31,574

TOTAL INDONESIA		53,798

Ireland - 2.7%
Cairn Homes PLC (b)	17,549,270	29,917
CRH PLC	2,144,300	78,104
DCC PLC (United Kingdom)	244,251	22,556
Green REIT PLC	9,492,200	14,114
James Hardie Industries PLC CDI	1,790,532	30,395
Kerry Group PLC Class A	574,300	46,931
Ryanair Holdings PLC sponsored ADR (b)	319,377	29,360

TOTAL IRELAND		251,377

Isle of Man - 0.7%
Paysafe Group PLC (b)	10,565,025	62,111
Israel - 0.6%
Frutarom Industries Ltd.	893,500	52,523
Italy - 0.6%
De Longhi SpA	734,500	22,403
Intesa Sanpaolo SpA	12,757,000	37,239

TOTAL ITALY		59,642

Japan - 17.1%
ACOM Co. Ltd. (b)	2,209,000	9,809
Aozora Bank Ltd.	8,893,000	32,389
Daito Trust Construction Co. Ltd.	246,600	36,279
Dentsu, Inc.	1,086,800	61,225
Hoya Corp.	1,473,700	70,383
KDDI Corp.	3,926,700	104,113
Keyence Corp.	197,720	79,460
Komatsu Ltd.	1,614,100	43,131
Misumi Group, Inc.	2,754,800	52,168
Mitsubishi UFJ Financial Group, Inc.	13,391,800	84,858
Monex Group, Inc.	12,015,949	30,074
Morinaga & Co. Ltd.	578,200	27,335
Nidec Corp.	324,300	29,732
Nintendo Co. Ltd.	122,200	30,925
Nitori Holdings Co. Ltd.	382,300	49,762
Olympus Corp.	2,085,300	80,251
OMRON Corp.	920,100	38,504
ORIX Corp.	7,007,900	106,934
Panasonic Corp.	4,045,000	48,371
Recruit Holdings Co. Ltd.	1,435,300	72,489
Relo Holdings Corp.	1,784,000	29,287
Shionogi & Co. Ltd.	617,700	31,767
SMC Corp.	139,300	39,225
SMS Co., Ltd.	1,148,500	30,568
SoftBank Corp.	820,400	62,230
Sony Corp.	2,984,900	102,425
Start Today Co. Ltd.	2,494,700	53,262
Sundrug Co. Ltd.	1,146,800	40,224
Tsuruha Holdings, Inc.	557,800	56,543
VT Holdings Co. Ltd.	3,872,500	19,697
Welcia Holdings Co. Ltd.	1,934,800	62,309

TOTAL JAPAN		1,615,729

Luxembourg - 0.7%
Eurofins Scientific SA	144,039	70,935
Marshall Islands - 0.2%
Hoegh LNG Partners LP	715,655	14,492
Netherlands - 5.7%
ASML Holding NV (Netherlands)	632,000	83,542
Basic-Fit NV	579,100	10,125
IMCD Group BV	1,603,400	86,369
ING Groep NV (Certificaten Van Aandelen)	4,886,500	79,648
Intertrust NV	1,544,800	30,963
Koninklijke Philips Electronics NV	3,314,100	114,444
Takeaway.com Holding BV (c)	378,700	12,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,238,000	117,239
Van Lanschot NV (Bearer)	223,700	6,080

TOTAL NETHERLANDS		541,165

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	39,664
Ryman Healthcare Group Ltd.	6,562,126	38,883

TOTAL NEW ZEALAND		78,547

Norway - 1.7%
Schibsted ASA (A Shares)	1,355,900	33,716
Statoil ASA (a)	7,690,694	126,657

TOTAL NORWAY		160,373

Philippines - 0.3%
SM Investments Corp.	2,042,375	29,647
Romania - 0.3%
Banca Transilvania SA	37,524,532	24,852
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	656,700	13,623
EOH Holdings Ltd.	3,062,767	32,418
Naspers Ltd. Class N	598,300	113,768

TOTAL SOUTH AFRICA		159,809

Spain - 4.1%
Amadeus IT Holding SA Class A	811,000	43,729
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	21,593
CaixaBank SA	18,486,033	83,935
Grifols SA ADR	2,404,158	52,194
Hispania Activos Inmobiliarios SA	1,424,325	21,504
Inditex SA	1,924,054	73,796
Mediaset Espana Comunicacion SA	2,836,600	39,103
Neinor Homes SLU	1,128,700	22,260
Prosegur Cash SA	12,570,400	32,041

TOTAL SPAIN		390,155

Sweden - 4.2%
ASSA ABLOY AB (B Shares) (a)	3,095,800	67,073
Com Hem Holding AB	847,200	10,550
HEXPOL AB (B Shares)	1,872,700	20,815
Indutrade AB	1,342,200	31,716
Nordea Bank AB	4,510,400	55,506
Saab AB (B Shares)	979,400	48,565
Sandvik AB (a)	2,729,900	43,827
Svenska Cellulosa AB (SCA) (B Shares)	2,683,200	88,882
Svenska Handelsbanken AB (A Shares)	2,492,700	35,376

TOTAL SWEDEN		402,310

Switzerland - 5.8%
ABB Ltd. (Reg.)	3,714,650	91,025
Credit Suisse Group AG	2,880,071	43,924
Forbo Holding AG (Reg.)	13,976	22,909
Julius Baer Group Ltd.	873,100	45,529
Kaba Holding AG (B Shares) (Reg.)	41,400	35,471
Nestle SA (Reg. S)	825,949	63,615
Panalpina Welttransport Holding AG (a)	286,330	37,899
Partners Group Holding AG	108,566	65,631
Schindler Holding AG (participation certificate)	170,348	34,806
Syngenta AG (b)	120,996	56,096
UBS Group AG	3,195,750	54,601

TOTAL SWITZERLAND		551,506

Taiwan - 0.9%
Largan Precision Co. Ltd.	303,000	50,278
Taiwan Semiconductor Manufacturing Co. Ltd.	5,895,000	37,910

TOTAL TAIWAN		88,188

United Kingdom - 15.4%
Aggreko PLC	2,825,800	32,482
Ascential PLC	2,492,536	11,390
BAE Systems PLC	4,026,900	32,706
Barclays PLC	13,597,151	37,235
BCA Marketplace PLC	7,762,300	19,756
BHP Billiton PLC	4,323,364	65,911
Booker Group PLC	18,014,400	45,265
British American Tobacco PLC:
(United Kingdom)	1,184,800	80,049
sponsored ADR (a)	423,000	28,781
Bunzl PLC	1,636,000	51,024
Cineworld Group PLC	2,055,200	18,740
CMC Markets PLC	12,077,600	19,632
Compass Group PLC	1,891,700	38,195
Countryside Properties PLC	3,312,793	11,576
Dialog Semiconductor PLC (b)	585,500	27,393
Diploma PLC	2,312,600	33,218
GlaxoSmithKline PLC	3,518,200	70,814
Imperial Tobacco Group PLC	852,167	41,743
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (b)(c)	2,466,200	28,621
John Wood Group PLC	2,221,100	21,849
LivaNova PLC (b)	607,800	32,031
London Stock Exchange Group PLC	1,262,636	55,324
Melrose Industries PLC	31,513,724	96,531
Micro Focus International PLC	3,845,400	128,897
Moneysupermarket.com Group PLC	5,210,600	23,344
NCC Group Ltd. (a)	9,151,300	16,890
Reckitt Benckiser Group PLC	757,300	69,776
Rex Bionics PLC (b)(d)	1,297,286	109
Rio Tinto PLC	1,828,100	72,119
Senior Engineering Group PLC	7,132,100	19,805
Softcat PLC	4,924,700	26,279
Spirax-Sarco Engineering PLC	522,100	35,164
St. James's Place Capital PLC	2,354,900	35,015
Standard Chartered PLC (United Kingdom) (b)	9,090,621	84,915
Zpg PLC	8,904,609	42,673

TOTAL UNITED KINGDOM		1,455,252

United States of America - 1.7%
Alexion Pharmaceuticals, Inc. (b)	280,000	35,778
Global Payments, Inc.	434,200	35,500
Monsanto Co.	287,400	33,514
MSCI, Inc.	503,900	50,551
Visa, Inc. Class A	102,100	9,314

TOTAL UNITED STATES OF AMERICA		164,657

TOTAL COMMON STOCKS
(Cost $7,564,119)		9,219,835

Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)
(Cost $18,833)	5,958,244	28,540
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.76% 6/1/17 to 6/22/17(f)
(Cost $1,809)	1,810	1,809
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.85% (g)	116,041,297	116,065
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	210,503,210	210,524
TOTAL MONEY MARKET FUNDS
(Cost $326,594)		326,589
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $7,911,355)		9,576,773
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(116,324)
NET ASSETS - 100%		$9,460,449

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
335 TSE TOPIX Index Contracts (Japan)	June 2017	45,979	$(332)

The face value of futures purchased as a percentage of Net Assets is .5%

Security Type Abbreviations

ELS - Equity-Linked Security –

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,875,000 or 0.7% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,540,000 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,809,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$474
Fidelity Securities Lending Cash Central Fund	2,019
Total	$2,493

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$12,739	$--	$--	$590	$--
Rex Bionics PLC	357	--	--	--	109
Total	$13,096	$--	$--	$590	$109

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,330,472	$999,173	$302,759	$28,540
Consumer Staples	961,736	583,104	378,632	--
Energy	452,881	130,934	321,947	--
Financials	1,953,013	1,407,997	545,016	--
Health Care	727,129	585,049	142,080	--
Industrials	1,552,331	1,094,406	457,925	--
Information Technology	1,245,713	974,253	271,460	--
Materials	583,034	366,900	216,134	--
Real Estate	101,184	101,184	--	--
Telecommunication Services	267,462	68,747	198,715	--
Utilities	73,420	73,420	--	--
Government Obligations	1,809	--	1,809	--
Money Market Funds	326,589	326,589	--	--
Total Investments in Securities:	$9,576,773	$6,711,756	$2,836,477	$28,540
Derivative Instruments:
Liabilities
Futures Contracts	$(332)	$(332)	$--	$--
Total Liabilities	$(332)	$(332)	$--	$--
Total Derivative Instruments:	$(332)	$(332)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$613,313
Level 2 to Level 1	$186,375

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(332)
Total Equity Risk	0	(332)
Total Value of Derivatives	$0	$(332)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $198,644) — See accompanying schedule: Unaffiliated issuers (cost $7,580,820)	$9,250,075
Fidelity Central Funds (cost $326,594)	326,589
Other affiliated issuers (cost $3,941)	109
Total Investments (cost $7,911,355)		$9,576,773
Cash		1,328
Foreign currency held at value (cost $139)		138
Receivable for investments sold		68,391
Receivable for fund shares sold		4,781
Dividends receivable		39,247
Distributions receivable from Fidelity Central Funds		566
Prepaid expenses		6
Other receivables		4,862
Total assets		9,696,092
Liabilities
Payable for investments purchased	$10,134
Payable for fund shares redeemed	6,723
Accrued management fee	5,911
Distribution and service plan fees payable	81
Payable for daily variation margin for derivative instruments	301
Other affiliated payables	1,304
Other payables and accrued expenses	636
Collateral on securities loaned	210,553
Total liabilities		235,643
Net Assets		$9,460,449
Net Assets consist of:
Paid in capital		$7,982,465
Undistributed net investment income		39,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(224,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,663,177
Net Assets		$9,460,449
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($231,623 ÷ 5,643.7 shares)		$41.04
Maximum offering price per share (100/94.25 of $41.04)		$43.54
Class M:
Net Asset Value and redemption price per share ($32,697 ÷ 801.0 shares)		$40.82
Maximum offering price per share (100/96.50 of $40.82)		$42.30
Class C:
Net Asset Value and offering price per share ($25,453 ÷ 627.5 shares)(a)		$40.56
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,578,139 ÷ 159,270.9 shares)		$41.30
Class K:
Net Asset Value, offering price and redemption price per share ($1,916,593 ÷ 46,511.3 shares)		$41.21
Class I:
Net Asset Value, offering price and redemption price per share ($593,899 ÷ 14,413.6 shares)		$41.20
Class Z:
Net Asset Value, offering price and redemption price per share ($82,045 ÷ 1,992.4 shares)		$41.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $590 earned from other affiliated issuers)		$92,257
Interest		7
Income from Fidelity Central Funds		2,493
Income before foreign taxes withheld		94,757
Less foreign taxes withheld		(8,456)
Total income		86,301
Expenses
Management fee
Basic fee	$30,315
Performance adjustment	94
Transfer agent fees	6,986
Distribution and service plan fees	488
Accounting and security lending fees	877
Custodian fees and expenses	645
Independent trustees' fees and expenses	19
Registration fees	131
Audit	66
Legal	36
Miscellaneous	36
Total expenses before reductions	39,693
Expense reductions	(1,074)	38,619
Net investment income (loss)		47,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	405,105
Fidelity Central Funds	(17)
Foreign currency transactions	(3,861)
Futures contracts	13,067
Total net realized gain (loss)		414,294
Change in net unrealized appreciation (depreciation) on: Investment securities	480,137
Assets and liabilities in foreign currencies	746
Futures contracts	(4,118)
Total change in net unrealized appreciation (depreciation)		476,765
Net gain (loss)		891,059
Net increase (decrease) in net assets resulting from operations		$938,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,682	$162,246
Net realized gain (loss)	414,294	(541,847)
Change in net unrealized appreciation (depreciation)	476,765	(131,024)
Net increase (decrease) in net assets resulting from operations	938,741	(510,625)
Distributions to shareholders from net investment income	(150,174)	(113,434)
Distributions to shareholders from net realized gain	(11,939)	(1,362)
Total distributions	(162,113)	(114,796)
Share transactions - net increase (decrease)	(697,736)	(960,274)
Redemption fees	9	70
Total increase (decrease) in net assets	78,901	(1,585,625)
Net Assets
Beginning of period	9,381,548	10,967,173
End of period	$9,460,449	$9,381,548
Other Information
Undistributed net investment income end of period	$39,560	$142,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.60	$39.78	$38.70	$39.49	$31.66	$29.43
Income from Investment Operations
Net investment income (loss)A	.13	.47B	.40C	.53D	.34	.41
Net realized and unrealized gain (loss)	3.83	(2.38)	.79	(.67)	7.97	2.11
Total from investment operations	3.96	(1.91)	1.19	(.14)	8.31	2.52
Distributions from net investment income	(.47)	(.27)	(.11)	(.33)	(.45)	(.29)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.52)	(.27)E	(.11)	(.65)F	(.48)	(.29)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$41.04	$37.60	$39.78	$38.70	$39.49	$31.66
Total ReturnH,I,J	10.71%	(4.83)%	3.09%	(.36)%	26.59%	8.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of fee waivers, if any	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of all reductions	1.22%M	1.34%	1.32%	1.28%	1.33%	1.31%
Net investment income (loss)	.69%M	1.26%B	1.00%C	1.35%D	.97%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$232	$236	$283	$297	$347	$299
Portfolio turnover rateN	43%M	50%O	60%O	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.34	$39.51	$38.43	$39.23	$31.42	$29.18
Income from Investment Operations
Net investment income (loss)A	.09	.38B	.30C	.44D	.26	.34
Net realized and unrealized gain (loss)	3.81	(2.37)	.80	(.68)	7.92	2.09
Total from investment operations	3.90	(1.99)	1.10	(.24)	8.18	2.43
Distributions from net investment income	(.37)	(.17)	(.02)	(.25)	(.34)	(.19)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.42)	(.18)	(.02)	(.56)	(.37)	(.19)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.82	$37.34	$39.51	$38.43	$39.23	$31.42
Total ReturnF,G,H	10.58%	(5.07)%	2.86%	(.60)%	26.31%	8.41%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of fee waivers, if any	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of all reductions	1.46%K	1.57%	1.56%	1.51%	1.57%	1.56%
Net investment income (loss)	.45%K	1.02%B	.76%C	1.11%D	.73%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$33	$35	$43	$49	$53	$46
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.96	$39.14	$38.25	$39.07	$31.32	$29.08
Income from Investment Operations
Net investment income (loss)A	(.01)	.19B	.10C	.23D	.08	.19
Net realized and unrealized gain (loss)	3.79	(2.37)	.79	(.66)	7.90	2.09
Total from investment operations	3.78	(2.18)	.89	(.43)	7.98	2.28
Distributions from net investment income	(.13)	–	–	(.08)	(.20)	(.04)
Distributions from net realized gain	(.05)	–	–	(.31)	(.03)	–
Total distributions	(.18)	–	–	(.39)	(.23)	(.04)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.56	$36.96	$39.14	$38.25	$39.07	$31.32
Total ReturnF,G,H	10.30%	(5.57)%	2.33%	(1.10)%	25.65%	7.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.00%K	2.10%	2.09%	2.03%	2.10%	2.09%
Expenses net of fee waivers, if any	2.00%K	2.10%	2.09%	2.03%	2.09%	2.09%
Expenses net of all reductions	1.98%K	2.09%	2.08%	2.02%	2.07%	2.06%
Net investment income (loss)	(.07)%K	.50%B	.24%C	.60%D	.23%	.66%
Supplemental Data
Net assets, end of period (in millions)	$25	$26	$32	$35	$36	$30
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.91	$40.12	$39.03	$39.82	$31.91	$29.69
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.54C	.67D	.47	.51
Net realized and unrealized gain (loss)	3.85	(2.41)	.81	(.68)	8.02	2.12
Total from investment operations	4.05	(1.80)	1.35	(.01)	8.49	2.63
Distributions from net investment income	(.61)	(.41)	(.26)	(.47)	(.55)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.41)E	(.26)	(.78)	(.58)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.30	$37.91	$40.12	$39.03	$39.82	$31.91
Total ReturnG,H	10.92%	(4.53)%	3.47%	(.01)%	27.03%	9.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of fee waivers, if any	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.98%	.98%
Net investment income (loss)	1.04%K	1.61%B	1.34%C	1.69%D	1.32%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$6,578	$6,421	$7,209	$7,464	$7,800	$5,965
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.86	$40.06	$38.97	$39.76	$31.87	$29.66
Income from Investment Operations
Net investment income (loss)A	.22	.66B	.59C	.72D	.52	.57
Net realized and unrealized gain (loss)	3.84	(2.39)	.81	(.67)	8.01	2.11
Total from investment operations	4.06	(1.73)	1.40	.05	8.53	2.68
Distributions from net investment income	(.66)	(.46)	(.31)	(.53)	(.61)	(.47)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.71)	(.47)	(.31)	(.84)	(.64)	(.47)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$41.21	$37.86	$40.06	$38.97	$39.76	$31.87
Total ReturnF,G	10.98%	(4.38)%	3.61%	.13%	27.23%	9.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of fee waivers, if any	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of all reductions	.74%J	.85%	.85%	.79%	.83%	.80%
Net investment income (loss)	1.17%J	1.74%B	1.47%C	1.83%D	1.47%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$1,917	$1,880	$2,308	$2,464	$2,576	$1,776
Portfolio turnover rateK	43%J	50%L	60%L	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.82	$40.03	$38.96	$39.76	$31.87	$29.65
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.53C	.67D	.47	.52
Net realized and unrealized gain (loss)	3.84	(2.40)	.80	(.68)	8.01	2.11
Total from investment operations	4.04	(1.79)	1.33	(.01)	8.48	2.63
Distributions from net investment income	(.61)	(.42)	(.26)	(.48)	(.56)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.42)E	(.26)	(.79)	(.59)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.20	$37.82	$40.03	$38.96	$39.76	$31.87
Total ReturnG,H	10.90%	(4.52)%	3.44%	(.01)%	27.03%	9.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	1.00%	1.00%	.93%	1.00%	1.00%
Expenses net of fee waivers, if any	.90%K	1.00%	.99%	.93%	1.00%	1.00%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.97%	.97%
Net investment income (loss)	1.03%K	1.60%B	1.33%C	1.69%D	1.33%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$594	$745	$1,061	$650	$476	$294
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.22	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	3.84	(2.38)	.80	(.68)	2.48
Total from investment operations	4.06	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.05)	(.01)	–	(.31)	–
Total distributions	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–	–
Net asset value, end of period	$41.18	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	10.97%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.76%K	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.74%K	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.17%K	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$82	$38	$30	$35	$–
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,829,440
Gross unrealized depreciation	(167,661)
Net unrealized appreciation (depreciation) on securities	$1,661,779
Tax cost	$7,914,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,104)
No expiration
Short-term	(473,137)
Long-term	(90,465)
Total no expiration	(563,602)
Total capital loss carryforward	$(612,706)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the removal of the redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $13,067 a change in net unrealized appreciation (depreciation) of $(4,118) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,918,011 and $2,727,630, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed for investments and cash with a value of $55,670. The Fund had a net gain of $10,064 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$283	$3
Class M	.25%	.25%	82	–(a)
Class C	.75%	.25%	123	9
			$488	$12
(a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20
Class M	2
Class C(a)	2
$24

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$316.28
Class M	44.27
Class C	36.29
International Discovery	5,560.18
Class K	425.05
Class I	592.19
Class Z	13.05
	$6,986

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,019. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,034 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$2,894	$1,912
Class M	333	184
Class C	92	–
International Discovery	102,284	73,519
Class K	32,411	26,239
Class I	11,493	11,205
Class Z	667	375
Total	$150,174	$113,434
From net realized gain
Class A	$302	$36
Class M	44	5
Class C	34	–
International Discovery	8,189	899
Class K	2,392	284
Class I	929	134
Class Z	49	4
Total	$11,939	$1,362

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	364	885	$13,763	$33,250
Reinvestment of distributions	87	48	3,152	1,922
Shares redeemed	(1,088)	(1,758)	(41,081)	(66,337)
Net increase (decrease)	(637)	(825)	$(24,166)	$(31,165)
Class M
Shares sold	35	126	$1,305	$4,736
Reinvestment of distributions	10	5	365	183
Shares redeemed	(180)	(282)	(6,755)	(10,546)
Net increase (decrease)	(135)	(151)	$(5,085)	$(5,627)
Class B
Shares sold	–	1	$–	$16
Shares redeemed	–	(58)	–	(2,118)
Net increase (decrease)	–	(57)	$–	$(2,102)
Class C
Shares sold	30	193	$1,121	$7,216
Reinvestment of distributions	3	–	116	–
Shares redeemed	(111)	(298)	(4,139)	(11,125)
Net increase (decrease)	(78)	(105)	$(2,902)	$(3,909)
International Discovery
Shares sold	8,884	18,319	$332,954	$696,598
Reinvestment of distributions	2,884	1,781	105,222	70,961
Shares redeemed	(21,871)	(30,424)	(824,296)	(1,154,409)
Net increase (decrease)	(10,103)	(10,324)	$(386,120)	$(386,850)
Class K
Shares sold	5,259	12,391	$199,707	$466,861
Reinvestment of distributions	957	667	34,803	26,523
Shares redeemed	(9,366)	(21,012)(a)	(352,321)	(800,081)(a)
Net increase (decrease)	(3,150)	(7,954)	$(117,811)	$(306,697)
Class I
Shares sold	1,666	8,874	$62,988	$334,588
Reinvestment of distributions	82	52	2,985	2,069
Shares redeemed	(7,042)	(15,719)	(265,168)	(569,974)
Net increase (decrease)	(5,294)	(6,793)	$(199,195)	$(233,317)
Class Z
Shares sold	1,163	497	$44,254	$18,760
Reinvestment of distributions	20	10	716	379
Shares redeemed	(194)	(256)	(7,427)	(9,746)
Net increase (decrease)	989	251	$37,543	$9,393

 (a) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.24%
Actual		$1,000.00	$1,107.10	$6.48
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.48%
Actual		$1,000.00	$1,105.80	$7.73
Hypothetical-C		$1,000.00	$1,017.46	$7.40
Class C	2.00%
Actual		$1,000.00	$1,103.00	$10.43
Hypothetical-C		$1,000.00	$1,014.88	$9.99
International Discovery	.89%
Actual		$1,000.00	$1,109.20	$4.65
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class K	.76%
Actual		$1,000.00	$1,109.80	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class I	.90%
Actual		$1,000.00	$1,109.00	$4.71
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class Z	.76%
Actual		$1,000.00	$1,109.70	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

AID-SANN-0617
1.806665.112

Fidelity® International Discovery Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2017
Japan	17.6%
United Kingdom	15.4%
France	8.6%
Switzerland	5.8%
Netherlands	5.7%
Germany	5.7%
Sweden	4.2%
Spain	4.1%
United States of America*	3.4%
Other	29.5%

As of October 31, 2016
Japan	18.7%
United Kingdom	13.2%
France	9.3%
Germany	8.2%
Netherlands	4.8%
United States of America*	4.5%
Switzerland	4.2%
Hong Kong	3.6%
Sweden	3.5%
Other	30.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.3	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.7	1.2

Top Ten Stocks as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Total SA (France, Oil, Gas & Consumable Fuels)	2.1	2.1
SAP AG (Germany, Software)	1.7	1.7
Micro Focus International PLC (United Kingdom, Software)	1.4	1.1
Statoil ASA (Norway, Oil, Gas & Consumable Fuels)	1.3	1.5
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.2	1.6
Koninklijke Philips Electronics NV (Netherlands, Industrial Conglomerates)	1.2	0.6
Naspers Ltd. Class N (South Africa, Media)	1.2	1.2
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.2	1.2
British American Tobacco PLC (United Kingdom, Tobacco)	1.2	0.8
ORIX Corp. (Japan, Diversified Financial Services)	1.1	1.3
	13.6

Top Market Sectors as of April 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.8	20.8
Industrials	16.4	14.6
Consumer Discretionary	13.9	13.8
Information Technology	13.3	11.7
Consumer Staples	10.0	12.9
Health Care	7.7	8.2
Materials	6.2	5.4
Energy	4.8	4.7
Telecommunication Services	2.8	2.7
Real Estate	1.1	1.9

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 2.3%
Altium Ltd.	1,569,213	$9,635
Australia & New Zealand Banking Group Ltd.	2,511,358	61,605
Bapcor Ltd.	8,624,274	33,775
Magellan Financial Group Ltd.	1,204,177	21,262
Ramsay Health Care Ltd.	1,008,165	54,127
Spark Infrastructure Group unit	19,012,123	35,448

TOTAL AUSTRALIA		215,852

Austria - 1.0%
Erste Group Bank AG	1,271,400	45,454
Wienerberger AG	2,092,000	48,995

TOTAL AUSTRIA		94,449

Bailiwick of Jersey - 1.8%
Glencore Xstrata PLC	16,946,469	66,648
IWG PLC	6,386,188	26,874
Randgold Resources Ltd. sponsored ADR	189,614	16,684
Shire PLC	552,000	32,545
Wolseley PLC	503,038	31,972

TOTAL BAILIWICK OF JERSEY		174,723

Belgium - 1.5%
Anheuser-Busch InBev SA NV	425,227	47,953
KBC Groep NV	1,303,959	94,144

TOTAL BELGIUM		142,097

Canada - 2.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	725,100	33,348
Cenovus Energy, Inc.	3,404,200	33,941
Constellation Software, Inc.	95,200	43,541
Franco-Nevada Corp.	227,700	15,511
PrairieSky Royalty Ltd. (a)	1,810,573	39,460
Suncor Energy, Inc.	676,200	21,192

TOTAL CANADA		186,993

Cayman Islands - 2.2%
Alibaba Group Holding Ltd. sponsored ADR (b)	417,200	48,187
Ctrip.com International Ltd. ADR (b)	254,000	12,830
JD.com, Inc. sponsored ADR (b)	1,261,000	44,223
Melco Crown Entertainment Ltd. sponsored ADR	1,338,700	29,384
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,085,900	70,084

TOTAL CAYMAN ISLANDS		204,708

China - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	623,582	37,403
Shanghai International Airport Co. Ltd. (A Shares)	5,861,900	29,125
Wuliangye Yibin Co. Ltd. Class A	5,202,900	34,341

TOTAL CHINA		100,869

Denmark - 1.0%
Nets A/S (c)	1,621,800	29,499
Novo Nordisk A/S Series B	991,645	38,612
Novozymes A/S Series B	595,300	25,719

TOTAL DENMARK		93,830

Finland - 0.5%
Sampo Oyj (A Shares) (a)	934,600	44,784
France - 8.6%
ALTEN	336,259	28,497
Altran Technologies SA	1,492,300	25,050
Amundi SA	967,958	63,686
Atos Origin SA	181,865	23,832
AXA SA	1,278,800	34,119
BNP Paribas SA	778,100	54,907
Capgemini SA	395,600	39,608
Cegedim SA (b)	536,390	14,923
Havas SA	4,515,981	41,760
Kaufman & Broad SA	235,300	9,227
Maisons du Monde SA	1,122,200	38,946
Rexel SA	1,540,100	27,513
Rubis	373,700	37,972
Societe Generale Series A	814,400	44,656
Sodexo SA	388,500	49,387
Total SA (a)	3,804,504	195,290
VINCI SA (a)	961,800	81,982

TOTAL FRANCE		811,355

Germany - 5.7%
adidas AG	252,900	50,662
Aumann AG	68,000	4,472
Axel Springer Verlag AG	604,902	33,941
Deutsche Borse AG	164,581	16,108
Deutsche Post AG	1,743,413	62,665
Deutsche Telekom AG	1,845,500	32,372
Fresenius SE & Co. KGaA	440,400	35,697
Henkel AG & Co. KGaA	342,700	39,999
Nexus AG	614,500	14,793
Rational AG	92,205	46,332
SAP AG	1,627,467	163,017
Wirecard AG (a)	594,600	35,112

TOTAL GERMANY		535,170

Hong Kong - 1.1%
AIA Group Ltd.	9,308,600	64,444
Techtronic Industries Co. Ltd.	10,282,000	44,151

TOTAL HONG KONG		108,595

India - 2.9%
Avenue Supermarts Ltd.	595,148	6,818
Bharti Infratel Ltd.	10,548,301	58,197
HDFC Bank Ltd.	1,034,409	25,252
HDFC Bank Ltd. sponsored ADR	965,784	76,886
Housing Development Finance Corp. Ltd.	4,692,201	112,189

TOTAL INDIA		279,342

Indonesia - 0.6%
PT Bank Central Asia Tbk	16,688,600	22,224
PT Bank Rakyat Indonesia Tbk	32,624,300	31,574

TOTAL INDONESIA		53,798

Ireland - 2.7%
Cairn Homes PLC (b)	17,549,270	29,917
CRH PLC	2,144,300	78,104
DCC PLC (United Kingdom)	244,251	22,556
Green REIT PLC	9,492,200	14,114
James Hardie Industries PLC CDI	1,790,532	30,395
Kerry Group PLC Class A	574,300	46,931
Ryanair Holdings PLC sponsored ADR (b)	319,377	29,360

TOTAL IRELAND		251,377

Isle of Man - 0.7%
Paysafe Group PLC (b)	10,565,025	62,111
Israel - 0.6%
Frutarom Industries Ltd.	893,500	52,523
Italy - 0.6%
De Longhi SpA	734,500	22,403
Intesa Sanpaolo SpA	12,757,000	37,239

TOTAL ITALY		59,642

Japan - 17.1%
ACOM Co. Ltd. (b)	2,209,000	9,809
Aozora Bank Ltd.	8,893,000	32,389
Daito Trust Construction Co. Ltd.	246,600	36,279
Dentsu, Inc.	1,086,800	61,225
Hoya Corp.	1,473,700	70,383
KDDI Corp.	3,926,700	104,113
Keyence Corp.	197,720	79,460
Komatsu Ltd.	1,614,100	43,131
Misumi Group, Inc.	2,754,800	52,168
Mitsubishi UFJ Financial Group, Inc.	13,391,800	84,858
Monex Group, Inc.	12,015,949	30,074
Morinaga & Co. Ltd.	578,200	27,335
Nidec Corp.	324,300	29,732
Nintendo Co. Ltd.	122,200	30,925
Nitori Holdings Co. Ltd.	382,300	49,762
Olympus Corp.	2,085,300	80,251
OMRON Corp.	920,100	38,504
ORIX Corp.	7,007,900	106,934
Panasonic Corp.	4,045,000	48,371
Recruit Holdings Co. Ltd.	1,435,300	72,489
Relo Holdings Corp.	1,784,000	29,287
Shionogi & Co. Ltd.	617,700	31,767
SMC Corp.	139,300	39,225
SMS Co., Ltd.	1,148,500	30,568
SoftBank Corp.	820,400	62,230
Sony Corp.	2,984,900	102,425
Start Today Co. Ltd.	2,494,700	53,262
Sundrug Co. Ltd.	1,146,800	40,224
Tsuruha Holdings, Inc.	557,800	56,543
VT Holdings Co. Ltd.	3,872,500	19,697
Welcia Holdings Co. Ltd.	1,934,800	62,309

TOTAL JAPAN		1,615,729

Luxembourg - 0.7%
Eurofins Scientific SA	144,039	70,935
Marshall Islands - 0.2%
Hoegh LNG Partners LP	715,655	14,492
Netherlands - 5.7%
ASML Holding NV (Netherlands)	632,000	83,542
Basic-Fit NV	579,100	10,125
IMCD Group BV	1,603,400	86,369
ING Groep NV (Certificaten Van Aandelen)	4,886,500	79,648
Intertrust NV	1,544,800	30,963
Koninklijke Philips Electronics NV	3,314,100	114,444
Takeaway.com Holding BV (c)	378,700	12,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,238,000	117,239
Van Lanschot NV (Bearer)	223,700	6,080

TOTAL NETHERLANDS		541,165

New Zealand - 0.8%
EBOS Group Ltd.	3,154,998	39,664
Ryman Healthcare Group Ltd.	6,562,126	38,883

TOTAL NEW ZEALAND		78,547

Norway - 1.7%
Schibsted ASA (A Shares)	1,355,900	33,716
Statoil ASA (a)	7,690,694	126,657

TOTAL NORWAY		160,373

Philippines - 0.3%
SM Investments Corp.	2,042,375	29,647
Romania - 0.3%
Banca Transilvania SA	37,524,532	24,852
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	656,700	13,623
EOH Holdings Ltd.	3,062,767	32,418
Naspers Ltd. Class N	598,300	113,768

TOTAL SOUTH AFRICA		159,809

Spain - 4.1%
Amadeus IT Holding SA Class A	811,000	43,729
Atresmedia Corporacion de Medios de Comunicacion SA	1,719,200	21,593
CaixaBank SA	18,486,033	83,935
Grifols SA ADR	2,404,158	52,194
Hispania Activos Inmobiliarios SA	1,424,325	21,504
Inditex SA	1,924,054	73,796
Mediaset Espana Comunicacion SA	2,836,600	39,103
Neinor Homes SLU	1,128,700	22,260
Prosegur Cash SA	12,570,400	32,041

TOTAL SPAIN		390,155

Sweden - 4.2%
ASSA ABLOY AB (B Shares) (a)	3,095,800	67,073
Com Hem Holding AB	847,200	10,550
HEXPOL AB (B Shares)	1,872,700	20,815
Indutrade AB	1,342,200	31,716
Nordea Bank AB	4,510,400	55,506
Saab AB (B Shares)	979,400	48,565
Sandvik AB (a)	2,729,900	43,827
Svenska Cellulosa AB (SCA) (B Shares)	2,683,200	88,882
Svenska Handelsbanken AB (A Shares)	2,492,700	35,376

TOTAL SWEDEN		402,310

Switzerland - 5.8%
ABB Ltd. (Reg.)	3,714,650	91,025
Credit Suisse Group AG	2,880,071	43,924
Forbo Holding AG (Reg.)	13,976	22,909
Julius Baer Group Ltd.	873,100	45,529
Kaba Holding AG (B Shares) (Reg.)	41,400	35,471
Nestle SA (Reg. S)	825,949	63,615
Panalpina Welttransport Holding AG (a)	286,330	37,899
Partners Group Holding AG	108,566	65,631
Schindler Holding AG (participation certificate)	170,348	34,806
Syngenta AG (b)	120,996	56,096
UBS Group AG	3,195,750	54,601

TOTAL SWITZERLAND		551,506

Taiwan - 0.9%
Largan Precision Co. Ltd.	303,000	50,278
Taiwan Semiconductor Manufacturing Co. Ltd.	5,895,000	37,910

TOTAL TAIWAN		88,188

United Kingdom - 15.4%
Aggreko PLC	2,825,800	32,482
Ascential PLC	2,492,536	11,390
BAE Systems PLC	4,026,900	32,706
Barclays PLC	13,597,151	37,235
BCA Marketplace PLC	7,762,300	19,756
BHP Billiton PLC	4,323,364	65,911
Booker Group PLC	18,014,400	45,265
British American Tobacco PLC:
(United Kingdom)	1,184,800	80,049
sponsored ADR (a)	423,000	28,781
Bunzl PLC	1,636,000	51,024
Cineworld Group PLC	2,055,200	18,740
CMC Markets PLC	12,077,600	19,632
Compass Group PLC	1,891,700	38,195
Countryside Properties PLC	3,312,793	11,576
Dialog Semiconductor PLC (b)	585,500	27,393
Diploma PLC	2,312,600	33,218
GlaxoSmithKline PLC	3,518,200	70,814
Imperial Tobacco Group PLC	852,167	41,743
Jiangsu Yanghe Brewery JSC Ltd. ELS (HSBC Warrant Program) warrants 9/19/19 (b)(c)	2,466,200	28,621
John Wood Group PLC	2,221,100	21,849
LivaNova PLC (b)	607,800	32,031
London Stock Exchange Group PLC	1,262,636	55,324
Melrose Industries PLC	31,513,724	96,531
Micro Focus International PLC	3,845,400	128,897
Moneysupermarket.com Group PLC	5,210,600	23,344
NCC Group Ltd. (a)	9,151,300	16,890
Reckitt Benckiser Group PLC	757,300	69,776
Rex Bionics PLC (b)(d)	1,297,286	109
Rio Tinto PLC	1,828,100	72,119
Senior Engineering Group PLC	7,132,100	19,805
Softcat PLC	4,924,700	26,279
Spirax-Sarco Engineering PLC	522,100	35,164
St. James's Place Capital PLC	2,354,900	35,015
Standard Chartered PLC (United Kingdom) (b)	9,090,621	84,915
Zpg PLC	8,904,609	42,673

TOTAL UNITED KINGDOM		1,455,252

United States of America - 1.7%
Alexion Pharmaceuticals, Inc. (b)	280,000	35,778
Global Payments, Inc.	434,200	35,500
Monsanto Co.	287,400	33,514
MSCI, Inc.	503,900	50,551
Visa, Inc. Class A	102,100	9,314

TOTAL UNITED STATES OF AMERICA		164,657

TOTAL COMMON STOCKS
(Cost $7,564,119)		9,219,835

Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (b)(e)
(Cost $18,833)	5,958,244	28,540
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.76% 6/1/17 to 6/22/17(f)
(Cost $1,809)	1,810	1,809
	Shares	Value (000s)

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.85% (g)	116,041,297	116,065
Fidelity Securities Lending Cash Central Fund 0.86% (g)(h)	210,503,210	210,524
TOTAL MONEY MARKET FUNDS
(Cost $326,594)		326,589
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $7,911,355)		9,576,773
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(116,324)
NET ASSETS - 100%		$9,460,449

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
335 TSE TOPIX Index Contracts (Japan)	June 2017	45,979	$(332)

The face value of futures purchased as a percentage of Net Assets is .5%

Security Type Abbreviations

ELS - Equity-Linked Security –

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,875,000 or 0.7% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,540,000 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,809,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$18,833

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$474
Fidelity Securities Lending Cash Central Fund	2,019
Total	$2,493

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hoegh LNG Partners LP	$12,739	$--	$--	$590	$--
Rex Bionics PLC	357	--	--	--	109
Total	$13,096	$--	$--	$590	$109

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,330,472	$999,173	$302,759	$28,540
Consumer Staples	961,736	583,104	378,632	--
Energy	452,881	130,934	321,947	--
Financials	1,953,013	1,407,997	545,016	--
Health Care	727,129	585,049	142,080	--
Industrials	1,552,331	1,094,406	457,925	--
Information Technology	1,245,713	974,253	271,460	--
Materials	583,034	366,900	216,134	--
Real Estate	101,184	101,184	--	--
Telecommunication Services	267,462	68,747	198,715	--
Utilities	73,420	73,420	--	--
Government Obligations	1,809	--	1,809	--
Money Market Funds	326,589	326,589	--	--
Total Investments in Securities:	$9,576,773	$6,711,756	$2,836,477	$28,540
Derivative Instruments:
Liabilities
Futures Contracts	$(332)	$(332)	$--	$--
Total Liabilities	$(332)	$(332)	$--	$--
Total Derivative Instruments:	$(332)	$(332)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$613,313
Level 2 to Level 1	$186,375

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(332)
Total Equity Risk	0	(332)
Total Value of Derivatives	$0	$(332)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $198,644) — See accompanying schedule: Unaffiliated issuers (cost $7,580,820)	$9,250,075
Fidelity Central Funds (cost $326,594)	326,589
Other affiliated issuers (cost $3,941)	109
Total Investments (cost $7,911,355)		$9,576,773
Cash		1,328
Foreign currency held at value (cost $139)		138
Receivable for investments sold		68,391
Receivable for fund shares sold		4,781
Dividends receivable		39,247
Distributions receivable from Fidelity Central Funds		566
Prepaid expenses		6
Other receivables		4,862
Total assets		9,696,092
Liabilities
Payable for investments purchased	$10,134
Payable for fund shares redeemed	6,723
Accrued management fee	5,911
Distribution and service plan fees payable	81
Payable for daily variation margin for derivative instruments	301
Other affiliated payables	1,304
Other payables and accrued expenses	636
Collateral on securities loaned	210,553
Total liabilities		235,643
Net Assets		$9,460,449
Net Assets consist of:
Paid in capital		$7,982,465
Undistributed net investment income		39,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(224,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,663,177
Net Assets		$9,460,449
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($231,623 ÷ 5,643.7 shares)		$41.04
Maximum offering price per share (100/94.25 of $41.04)		$43.54
Class M:
Net Asset Value and redemption price per share ($32,697 ÷ 801.0 shares)		$40.82
Maximum offering price per share (100/96.50 of $40.82)		$42.30
Class C:
Net Asset Value and offering price per share ($25,453 ÷ 627.5 shares)(a)		$40.56
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,578,139 ÷ 159,270.9 shares)		$41.30
Class K:
Net Asset Value, offering price and redemption price per share ($1,916,593 ÷ 46,511.3 shares)		$41.21
Class I:
Net Asset Value, offering price and redemption price per share ($593,899 ÷ 14,413.6 shares)		$41.20
Class Z:
Net Asset Value, offering price and redemption price per share ($82,045 ÷ 1,992.4 shares)		$41.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Dividends (including $590 earned from other affiliated issuers)		$92,257
Interest		7
Income from Fidelity Central Funds		2,493
Income before foreign taxes withheld		94,757
Less foreign taxes withheld		(8,456)
Total income		86,301
Expenses
Management fee
Basic fee	$30,315
Performance adjustment	94
Transfer agent fees	6,986
Distribution and service plan fees	488
Accounting and security lending fees	877
Custodian fees and expenses	645
Independent trustees' fees and expenses	19
Registration fees	131
Audit	66
Legal	36
Miscellaneous	36
Total expenses before reductions	39,693
Expense reductions	(1,074)	38,619
Net investment income (loss)		47,682
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	405,105
Fidelity Central Funds	(17)
Foreign currency transactions	(3,861)
Futures contracts	13,067
Total net realized gain (loss)		414,294
Change in net unrealized appreciation (depreciation) on: Investment securities	480,137
Assets and liabilities in foreign currencies	746
Futures contracts	(4,118)
Total change in net unrealized appreciation (depreciation)		476,765
Net gain (loss)		891,059
Net increase (decrease) in net assets resulting from operations		$938,741

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,682	$162,246
Net realized gain (loss)	414,294	(541,847)
Change in net unrealized appreciation (depreciation)	476,765	(131,024)
Net increase (decrease) in net assets resulting from operations	938,741	(510,625)
Distributions to shareholders from net investment income	(150,174)	(113,434)
Distributions to shareholders from net realized gain	(11,939)	(1,362)
Total distributions	(162,113)	(114,796)
Share transactions - net increase (decrease)	(697,736)	(960,274)
Redemption fees	9	70
Total increase (decrease) in net assets	78,901	(1,585,625)
Net Assets
Beginning of period	9,381,548	10,967,173
End of period	$9,460,449	$9,381,548
Other Information
Undistributed net investment income end of period	$39,560	$142,052

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.60	$39.78	$38.70	$39.49	$31.66	$29.43
Income from Investment Operations
Net investment income (loss)A	.13	.47B	.40C	.53D	.34	.41
Net realized and unrealized gain (loss)	3.83	(2.38)	.79	(.67)	7.97	2.11
Total from investment operations	3.96	(1.91)	1.19	(.14)	8.31	2.52
Distributions from net investment income	(.47)	(.27)	(.11)	(.33)	(.45)	(.29)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.52)	(.27)E	(.11)	(.65)F	(.48)	(.29)
Redemption fees added to paid in capitalA,G	–	–	–	–	–	–
Net asset value, end of period	$41.04	$37.60	$39.78	$38.70	$39.49	$31.66
Total ReturnH,I,J	10.71%	(4.83)%	3.09%	(.36)%	26.59%	8.70%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of fee waivers, if any	1.24%M	1.35%	1.33%	1.28%	1.35%	1.34%
Expenses net of all reductions	1.22%M	1.34%	1.32%	1.28%	1.33%	1.31%
Net investment income (loss)	.69%M	1.26%B	1.00%C	1.35%D	.97%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$232	$236	$283	$297	$347	$299
Portfolio turnover rateN	43%M	50%O	60%O	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.34	$39.51	$38.43	$39.23	$31.42	$29.18
Income from Investment Operations
Net investment income (loss)A	.09	.38B	.30C	.44D	.26	.34
Net realized and unrealized gain (loss)	3.81	(2.37)	.80	(.68)	7.92	2.09
Total from investment operations	3.90	(1.99)	1.10	(.24)	8.18	2.43
Distributions from net investment income	(.37)	(.17)	(.02)	(.25)	(.34)	(.19)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.42)	(.18)	(.02)	(.56)	(.37)	(.19)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.82	$37.34	$39.51	$38.43	$39.23	$31.42
Total ReturnF,G,H	10.58%	(5.07)%	2.86%	(.60)%	26.31%	8.41%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of fee waivers, if any	1.48%K	1.58%	1.57%	1.51%	1.59%	1.59%
Expenses net of all reductions	1.46%K	1.57%	1.56%	1.51%	1.57%	1.56%
Net investment income (loss)	.45%K	1.02%B	.76%C	1.11%D	.73%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$33	$35	$43	$49	$53	$46
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$36.96	$39.14	$38.25	$39.07	$31.32	$29.08
Income from Investment Operations
Net investment income (loss)A	(.01)	.19B	.10C	.23D	.08	.19
Net realized and unrealized gain (loss)	3.79	(2.37)	.79	(.66)	7.90	2.09
Total from investment operations	3.78	(2.18)	.89	(.43)	7.98	2.28
Distributions from net investment income	(.13)	–	–	(.08)	(.20)	(.04)
Distributions from net realized gain	(.05)	–	–	(.31)	(.03)	–
Total distributions	(.18)	–	–	(.39)	(.23)	(.04)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$40.56	$36.96	$39.14	$38.25	$39.07	$31.32
Total ReturnF,G,H	10.30%	(5.57)%	2.33%	(1.10)%	25.65%	7.86%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.00%K	2.10%	2.09%	2.03%	2.10%	2.09%
Expenses net of fee waivers, if any	2.00%K	2.10%	2.09%	2.03%	2.09%	2.09%
Expenses net of all reductions	1.98%K	2.09%	2.08%	2.02%	2.07%	2.06%
Net investment income (loss)	(.07)%K	.50%B	.24%C	.60%D	.23%	.66%
Supplemental Data
Net assets, end of period (in millions)	$25	$26	$32	$35	$36	$30
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.91	$40.12	$39.03	$39.82	$31.91	$29.69
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.54C	.67D	.47	.51
Net realized and unrealized gain (loss)	3.85	(2.41)	.81	(.68)	8.02	2.12
Total from investment operations	4.05	(1.80)	1.35	(.01)	8.49	2.63
Distributions from net investment income	(.61)	(.41)	(.26)	(.47)	(.55)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.41)E	(.26)	(.78)	(.58)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.30	$37.91	$40.12	$39.03	$39.82	$31.91
Total ReturnG,H	10.92%	(4.53)%	3.47%	(.01)%	27.03%	9.03%
Ratios to Average Net AssetsI,J
Expenses before reductions	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of fee waivers, if any	.89%K	1.00%	.99%	.93%	1.00%	1.01%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.98%	.98%
Net investment income (loss)	1.04%K	1.61%B	1.34%C	1.69%D	1.32%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$6,578	$6,421	$7,209	$7,464	$7,800	$5,965
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.86	$40.06	$38.97	$39.76	$31.87	$29.66
Income from Investment Operations
Net investment income (loss)A	.22	.66B	.59C	.72D	.52	.57
Net realized and unrealized gain (loss)	3.84	(2.39)	.81	(.67)	8.01	2.11
Total from investment operations	4.06	(1.73)	1.40	.05	8.53	2.68
Distributions from net investment income	(.66)	(.46)	(.31)	(.53)	(.61)	(.47)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.71)	(.47)	(.31)	(.84)	(.64)	(.47)
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$41.21	$37.86	$40.06	$38.97	$39.76	$31.87
Total ReturnF,G	10.98%	(4.38)%	3.61%	.13%	27.23%	9.24%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of fee waivers, if any	.76%J	.86%	.86%	.80%	.85%	.83%
Expenses net of all reductions	.74%J	.85%	.85%	.79%	.83%	.80%
Net investment income (loss)	1.17%J	1.74%B	1.47%C	1.83%D	1.47%	1.91%
Supplemental Data
Net assets, end of period (in millions)	$1,917	$1,880	$2,308	$2,464	$2,576	$1,776
Portfolio turnover rateK	43%J	50%L	60%L	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$37.82	$40.03	$38.96	$39.76	$31.87	$29.65
Income from Investment Operations
Net investment income (loss)A	.20	.61B	.53C	.67D	.47	.52
Net realized and unrealized gain (loss)	3.84	(2.40)	.80	(.68)	8.01	2.11
Total from investment operations	4.04	(1.79)	1.33	(.01)	8.48	2.63
Distributions from net investment income	(.61)	(.42)	(.26)	(.48)	(.56)	(.41)
Distributions from net realized gain	(.05)	(.01)	–	(.31)	(.03)	–
Total distributions	(.66)	(.42)E	(.26)	(.79)	(.59)	(.41)
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$41.20	$37.82	$40.03	$38.96	$39.76	$31.87
Total ReturnG,H	10.90%	(4.52)%	3.44%	(.01)%	27.03%	9.07%
Ratios to Average Net AssetsI,J
Expenses before reductions	.90%K	1.00%	1.00%	.93%	1.00%	1.00%
Expenses net of fee waivers, if any	.90%K	1.00%	.99%	.93%	1.00%	1.00%
Expenses net of all reductions	.87%K	.99%	.98%	.93%	.97%	.97%
Net investment income (loss)	1.03%K	1.60%B	1.33%C	1.69%D	1.33%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$594	$745	$1,061	$650	$476	$294
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%	68%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$37.84	$40.03	$38.96	$39.77	$37.22
Income from Investment Operations
Net investment income (loss)B	.22	.66C	.59D	.72E	.07
Net realized and unrealized gain (loss)	3.84	(2.38)	.80	(.68)	2.48
Total from investment operations	4.06	(1.72)	1.39	.04	2.55
Distributions from net investment income	(.67)	(.46)	(.32)	(.54)	–
Distributions from net realized gain	(.05)	(.01)	–	(.31)	–
Total distributions	(.72)	(.47)	(.32)	(.85)	–
Redemption fees added to paid in capitalB,F	–	–	–	–	–
Net asset value, end of period	$41.18	$37.84	$40.03	$38.96	$39.77
Total ReturnG,H	10.97%	(4.36)%	3.58%	.12%	6.85%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.86%	.86%	.80%	.85%K
Expenses net of fee waivers, if any	.76%K	.86%	.86%	.80%	.85%K
Expenses net of all reductions	.74%K	.85%	.85%	.79%	.83%K
Net investment income (loss)	1.17%K	1.74%C	1.47%D	1.83%E	.76%K
Supplemental Data
Net assets, end of period (in millions)	$82	$38	$30	$35	$–
Portfolio turnover rateL	43%K	50%M	60%M	57%	65%

 A For the period August 13, 2013 (commencement of sale of shares) to October 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 E Net Investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M (formerly Class T), Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, certain foreign taxes, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,829,440
Gross unrealized depreciation	(167,661)
Net unrealized appreciation (depreciation) on securities	$1,661,779
Tax cost	$7,914,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(49,104)
No expiration
Short-term	(473,137)
Long-term	(90,465)
Total no expiration	(563,602)
Total capital loss carryforward	$(612,706)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the removal of the redemption fees effective December 12, 2016.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $13,067 a change in net unrealized appreciation (depreciation) of $(4,118) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,918,011 and $2,727,630, respectively.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,487 shares of the Fund held by an unaffiliated entity were redeemed for investments and cash with a value of $55,670. The Fund had a net gain of $10,064 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$283	$3
Class M	.25%	.25%	82	–(a)
Class C	.75%	.25%	123	9
			$488	$12
(a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$20
Class M	2
Class C(a)	2
$24

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$316.28
Class M	44.27
Class C	36.29
International Discovery	5,560.18
Class K	425.05
Class I	592.19
Class Z	13.05
	$6,986

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,019. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,034 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year ended October 31, 2016
From net investment income
Class A	$2,894	$1,912
Class M	333	184
Class C	92	–
International Discovery	102,284	73,519
Class K	32,411	26,239
Class I	11,493	11,205
Class Z	667	375
Total	$150,174	$113,434
From net realized gain
Class A	$302	$36
Class M	44	5
Class C	34	–
International Discovery	8,189	899
Class K	2,392	284
Class I	929	134
Class Z	49	4
Total	$11,939	$1,362

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2017	Year ended October 31, 2016	Six months ended April 30, 2017	Year ended October 31, 2016
Class A
Shares sold	364	885	$13,763	$33,250
Reinvestment of distributions	87	48	3,152	1,922
Shares redeemed	(1,088)	(1,758)	(41,081)	(66,337)
Net increase (decrease)	(637)	(825)	$(24,166)	$(31,165)
Class M
Shares sold	35	126	$1,305	$4,736
Reinvestment of distributions	10	5	365	183
Shares redeemed	(180)	(282)	(6,755)	(10,546)
Net increase (decrease)	(135)	(151)	$(5,085)	$(5,627)
Class B
Shares sold	–	1	$–	$16
Shares redeemed	–	(58)	–	(2,118)
Net increase (decrease)	–	(57)	$–	$(2,102)
Class C
Shares sold	30	193	$1,121	$7,216
Reinvestment of distributions	3	–	116	–
Shares redeemed	(111)	(298)	(4,139)	(11,125)
Net increase (decrease)	(78)	(105)	$(2,902)	$(3,909)
International Discovery
Shares sold	8,884	18,319	$332,954	$696,598
Reinvestment of distributions	2,884	1,781	105,222	70,961
Shares redeemed	(21,871)	(30,424)	(824,296)	(1,154,409)
Net increase (decrease)	(10,103)	(10,324)	$(386,120)	$(386,850)
Class K
Shares sold	5,259	12,391	$199,707	$466,861
Reinvestment of distributions	957	667	34,803	26,523
Shares redeemed	(9,366)	(21,012)(a)	(352,321)	(800,081)(a)
Net increase (decrease)	(3,150)	(7,954)	$(117,811)	$(306,697)
Class I
Shares sold	1,666	8,874	$62,988	$334,588
Reinvestment of distributions	82	52	2,985	2,069
Shares redeemed	(7,042)	(15,719)	(265,168)	(569,974)
Net increase (decrease)	(5,294)	(6,793)	$(199,195)	$(233,317)
Class Z
Shares sold	1,163	497	$44,254	$18,760
Reinvestment of distributions	20	10	716	379
Shares redeemed	(194)	(256)	(7,427)	(9,746)
Net increase (decrease)	989	251	$37,543	$9,393

 (a) Amount includes in-kind redemptions (see the prior Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Class A	1.24%
Actual		$1,000.00	$1,107.10	$6.48
Hypothetical-C		$1,000.00	$1,018.65	$6.21
Class M	1.48%
Actual		$1,000.00	$1,105.80	$7.73
Hypothetical-C		$1,000.00	$1,017.46	$7.40
Class C	2.00%
Actual		$1,000.00	$1,103.00	$10.43
Hypothetical-C		$1,000.00	$1,014.88	$9.99
International Discovery	.89%
Actual		$1,000.00	$1,109.20	$4.65
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class K	.76%
Actual		$1,000.00	$1,109.80	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class I	.90%
Actual		$1,000.00	$1,109.00	$4.71
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Class Z	.76%
Actual		$1,000.00	$1,109.70	$3.98
Hypothetical-C		$1,000.00	$1,021.03	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IGI-SANN-0617
1.807261.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017